                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-04347
                                  ---------------------------------------------

                                    GMO Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            40 Rowes Wharf, Boston, MA                          02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

       Scott Eston, Chief Executive Officer
            40 Rowes Wharf, Boston, MA                          02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-330-7500
                                                   ----------------------------

Date of fiscal year end:  2/28/2004
                        --------------------------
Date of reporting period: 3/1/03 - 8/31/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1 REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 3/1/03 through 8/31/03 is filed herewith)

ITEM 2 CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this filing.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]


ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]


ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMO Trust

By (Signature and Title):          /s/ Scott Eston
                          -------------------------------------------
                          Scott Eston, Chief Executive Officer

                          Date     November 7, 2003
                              --------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):          /s/ Scott Eston
                          -------------------------------------------
                          Scott Eston, Chief Executive Officer

                          Date     November 7, 2003
                              --------------------------

By (Signature and Title):          /s/ Susan Randall Harbert
                          -------------------------------------------
                          Susan Randall Harbert, Chief Financial Officer

                          Date     November 7, 2003
                              --------------------------

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.4%
               AUTO & TRANSPORTATION -- 2.7%
      456,300  Burlington Northern Santa Fe Co                              12,936,105
      126,400  CSX Corp                                                      4,080,192
       13,600  Expeditors International Washington Inc                         512,856
      974,311  Ford Motor Co                                                11,263,035
      962,616  General Motors Corp                                          39,563,518
       12,800  Genuine Parts Co                                                409,856
      195,500  Goodyear Tire & Rubber Co                                     1,391,960
      128,700  Harley Davidson Inc                                           6,411,834
       76,600  United Parcel Service, Class B                                4,807,416
                                                                        --------------
                                                                            81,376,772
                                                                        --------------
               CONSUMER DISCRETIONARY -- 11.9%
       38,800  Abercrombie & Fitch Co, Class A*                              1,181,072
      451,500  Amazon.com Inc*                                              20,967,660
    1,890,200  AOL Time Warner Inc*                                         30,923,672
      226,100  Apollo Group Inc*                                            14,486,227
      241,200  Autonation Inc*                                               4,532,148
       39,400  Black and Decker Corp                                         1,685,532
      165,500  CDW Corp*                                                     8,541,455
      257,200  Clear Channel Communications Inc*                            11,604,864
       82,100  Coach Inc*                                                    4,765,084
      255,200  Dollar Tree Stores Inc*                                      10,011,496
      375,400  Eastman Kodak Co                                             10,469,906
      641,200  eBay Inc*                                                    35,605,836
      196,100  EchoStar Communications Corp*                                 7,236,090
      311,200  Federated Department Stores Inc                              13,599,440
      345,200  Fox Entertainment Group Inc, Class A*                        10,901,416
      593,200  Gap Inc                                                      12,391,948
      779,800  Home Depot Inc                                               25,078,368
      465,600  International Game Technology                                12,031,104
      211,600  Jones Apparel Group Inc*                                      6,536,324
    1,765,100  Liberty Media Corp, Series A*                                21,357,710
      181,600  Limited Brands                                                3,079,936
      117,400  Liz Claiborne Inc                                             4,046,778
      259,200  May Department Stores Co                                      7,148,736
      452,300  McDonald's Corp                                              10,140,566
       97,200  Mohawk Industries Inc*                                        7,091,712
        9,900  New York Times Co                                               439,461

              See accompanying notes to the financial statements.              1

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
      160,300  Penney (JC) Co Inc                                            3,401,566
       40,600  Pixar Inc*                                                    2,956,898
       63,400  R.R. Donnelley and Sons                                       1,593,876
       71,300  Ross Stores Inc                                               3,592,094
      485,400  Sears Roebuck & Co                                           21,367,308
      129,500  Toys R Us Inc*                                                1,763,790
       10,500  Tribune Co                                                      485,625
       58,200  VF Corp                                                       2,333,820
       94,800  Viacom Inc, Class A                                           4,265,052
      198,700  Wal Mart Stores Inc                                          11,757,079
        4,800  Washington Post Co                                            3,340,944
       75,700  Whirlpool Corp                                                5,267,206
      154,700  Yahoo! Inc*                                                   5,166,980
                                                                        --------------
                                                                           363,146,779
                                                                        --------------
               CONSUMER STAPLES -- 4.8%
      316,552  Albertsons Inc                                                6,653,923
    1,449,300  Altria Group Inc                                             59,740,146
      133,100  Campbell Soup Co                                              3,221,020
        3,000  Coca Cola Co                                                    130,560
      193,100  Coca Cola Enterprises Inc                                     3,570,419
      224,600  Colgate-Palmolive Co                                         12,415,888
      183,800  CVS Corp                                                      5,991,880
      124,900  General Mills Co                                              5,790,364
       57,900  Heinz (HJ) Co                                                 1,873,644
      289,100  Kroger Co*                                                    5,553,611
        1,400  Pepsico Bottling Group Inc                                       33,768
       85,200  RJ Reynolds Tobacco Holdings                                  2,909,580
      958,100  Safeway Inc*                                                 23,387,221
      244,700  Sara Lee Corp                                                 4,644,406
      183,900  Sysco Corp                                                    5,785,494
      159,400  Tyson Foods Inc, Class A                                      1,785,280
      128,600  UST Inc                                                       4,295,240
                                                                        --------------
                                                                           147,782,444
                                                                        --------------
               FINANCIAL SERVICES -- 19.8%
      100,500  AFLAC Inc                                                     3,217,005
      578,000  Allstate Corp                                                20,663,500
       97,900  AMBAC Financial Group                                         6,355,668

2             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
      693,809  Bank of America Corp                                         54,984,363
      148,379  Bear Stearns Cos Inc                                         10,383,562
      198,800  Capital One Financial Corp                                   10,615,920
      190,500  Cigna Corp                                                    9,083,040
    1,526,300  Citigroup Inc                                                66,165,105
       87,500  CNA Financial Corp*                                           1,903,125
       98,100  Comerica Inc                                                  4,840,254
      695,300  Conseco Inc*                                                     23,292
      273,300  Countrywide Financial Corp                                   18,543,405
       28,800  D & B Corp*                                                   1,212,480
      928,800  Fannie Mae                                                   60,176,952
      143,250  Fidelity National Financial Inc                               4,139,925
      535,588  FleetBoston Financial Corp                                   15,848,049
      134,400  Franklin Resources Inc                                        5,804,736
      637,100  Freddie Mac                                                  33,861,865
       54,600  Golden West Financial Corp                                    4,710,342
      137,550  Greenpoint Financial Corp                                     4,660,194
      140,000  Hartford Financial Services Group Inc                         7,450,800
      167,600  Hudson City Bancorp Inc                                       4,850,344
       74,500  Huntington Bancshares Inc                                     1,490,000
      887,280  J.P. Morgan Chase & Co                                       30,362,722
      267,700  Janus Capital Group Inc                                       4,623,179
      151,600  John Hancock Financial Services                               4,628,348
      271,700  KeyCorp                                                       7,398,391
       77,700  Lehman Brothers Holdings Inc                                  5,107,221
      186,000  Lincoln National Corp                                         6,588,120
      240,700  Loews Corp                                                    9,907,212
      123,750  MBIA Inc                                                      6,986,925
      479,800  MBNA Corp                                                    11,198,532
      282,500  Merrill Lynch & Co Inc                                       15,192,850
      219,300  MetLife Inc                                                   6,232,506
      225,400  MGIC Investment Corp                                         12,705,798
        2,100  Moody's Corp                                                    108,906
      613,100  Morgan Stanley                                               29,913,149
      265,100  National City Corp                                            8,398,368
       44,100  Old Republic International Corp                               1,481,319
      241,400  PMI Group Inc                                                 8,540,732
      126,100  PNC Financial Services Group                                  6,002,360
      217,700  Radian Group Inc                                             10,360,343
       88,000  Regions Financial Corp                                        3,102,880

              See accompanying notes to the financial statements.              3

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       49,700  SEI Investments Co                                            1,734,530
      168,900  SLM Corp                                                      6,786,402
      132,400  Southtrust Corp                                               3,838,276
      159,000  Sovereign Bancorp Inc                                         3,129,120
       84,500  Suntrust Banks Inc                                            5,165,485
      119,700  Torchmark Corp                                                4,831,092
       93,300  Union Planters Corp                                           2,976,270
      575,600  Unumprovident Corp                                            8,115,960
      115,700  Wachovia Corp                                                 4,876,755
      606,950  Washington Mutual Inc                                        23,658,911
       43,800  Wells Fargo & Co                                              2,196,132
                                                                        --------------
                                                                           607,132,720
                                                                        --------------
               HEALTH CARE -- 17.6%
       58,200  Aetna Inc                                                     3,317,400
       76,100  Allergan Inc                                                  6,046,906
      840,100  Amgen Inc*                                                   55,362,590
      306,100  Biomet Inc                                                    9,100,353
      337,100  Boston Scientific Corp*                                      20,259,710
    1,694,900  Bristol Myers Squibb Co                                      42,999,613
      283,200  Forest Laboratories Inc*                                     13,310,400
      175,600  Genentech Inc*                                               13,942,640
      117,800  Genzyme Corp - General Division*                              5,554,270
      318,000  Guidant Corp                                                 15,963,600
          700  HCA Inc.                                                         26,593
      169,800  Health Net Inc*                                               5,404,734
      140,700  Johnson & Johnson                                             6,975,906
      165,400  Lilly (Eli) & Co                                             11,004,062
      193,000  Lincare Holdings Inc*                                         6,683,590
      265,693  Medco Health Solutions Inc*                                   7,094,003
      258,400  Medtronic Inc                                                12,811,472
    2,203,100  Merck & Co Inc                                              110,859,992
      154,700  Mylan Laboratories Inc                                        5,631,080
    4,317,680  Pfizer Inc                                                  129,184,986
    1,183,400  Schering Plough Corp                                         17,975,846
       74,100  St Jude Medical Inc*                                          3,858,387
      210,200  Stryker Corp                                                 15,933,160
        5,300  UnitedHealth Group Inc                                          261,979
       70,200  Varian Medical Systems Inc*                                   3,920,670
       44,300  WellPoint Health Networks Inc*                                3,455,400

4             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
      254,900  Zimmer Holdings Inc*                                         13,188,526
                                                                        --------------
                                                                           540,127,868
                                                                        --------------
               INTEGRATED OILS -- 2.3%
       59,500  Amerada Hess Corp                                             2,805,425
      672,315  ConocoPhillips                                               37,542,070
      227,510  Exxon Mobil Corp                                              8,577,127
      536,500  Marathon Oil Corp                                            14,962,985
      207,600  Occidental Petroleum Corp                                     7,126,908
                                                                        --------------
                                                                            71,014,515
                                                                        --------------
               MATERIALS & PROCESSING -- 1.1%
      102,700  Ashland Inc                                                   3,395,262
      177,200  Ecolab Inc                                                    4,569,988
       66,100  Energizer Holdings Inc*                                       2,431,158
      231,000  Georgia-Pacific Group                                         5,352,270
      244,000  Sealed Air Corp*                                             11,873,040
      221,300  Sherwin Williams Co                                           6,656,704
                                                                        --------------
                                                                            34,278,422
                                                                        --------------
               OTHER -- 2.4%
       42,600  3M Co                                                         6,069,222
      744,700  General Electric Co                                          22,020,779
      955,600  Honeywell International Inc                                  27,702,844
      102,100  Johnson Controls Inc                                         10,107,900
      148,000  Textron Inc                                                   6,660,000
                                                                        --------------
                                                                            72,560,745
                                                                        --------------
               OTHER ENERGY -- 1.8%
      124,580  Apache Corp                                                   8,593,528
      277,100  Burlington Resources Inc                                     13,417,182
        2,524  Cross Timbers Royalty Trust                                      56,378
      826,200  El Paso Corp                                                  6,064,308
      789,300  Halliburton Co                                               19,085,274
      341,033  XTO Energy Inc                                                7,158,283
                                                                        --------------
                                                                            54,374,953
                                                                        --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               PRODUCER DURABLES -- 2.7%
      176,800  American Power Conversion Corp                                3,168,256
      458,900  Boeing Co                                                    17,158,271
      184,900  Centex Corp                                                  13,945,158
       24,100  Cooper Industries Ltd, Class A                                1,226,449
      291,800  DR Horton Inc                                                 9,080,816
       73,700  Lennar Corp                                                   4,956,325
       59,500  Lexmark International Inc*                                    3,988,880
       72,300  Northrop Grumman Corp                                         6,903,204
       62,800  Pulte Homes Inc                                               4,179,968
      110,900  United Technologies Corp                                      8,899,725
      126,900  Waters Corp*                                                  3,870,450
      553,700  Xerox Corp*                                                   5,968,886
                                                                        --------------
                                                                            83,346,388
                                                                        --------------
               TECHNOLOGY -- 16.8%
      156,200  Applera Corp-Applied Biosystems Group                         3,398,912
      452,500  BEA Systems Inc*                                              6,131,375
      995,400  BMC Software Inc*                                            14,612,472
      325,900  Cadence Design Systems Inc*                                   4,634,298
      132,300  Ceridian Corp*                                                2,571,912
    2,054,200  Cisco Systems Inc*                                           39,337,930
      433,100  Citrix Systems Inc*                                           8,917,529
    1,109,200  Computer Associates International Inc                        28,428,796
      608,200  Compuware Corp*                                               3,618,790
    1,953,300  Corning Inc*                                                 16,114,725
      471,100  Dell Corp*                                                   15,371,993
      534,300  Electronic Data Systems Corp                                 11,663,769
    1,488,900  EMC Corp*                                                    18,983,475
      944,400  Gateway Inc*                                                  5,449,188
    1,655,900  Hewlett-Packard Co                                           32,985,528
      973,500  IBM Corp                                                     79,836,735
    2,453,000  Intel Corp                                                   70,204,860
      431,600  Juniper Networks Inc*                                         7,432,152
    1,054,400  Microsoft Corp                                               27,962,688
    5,919,100  Oracle Corp*                                                 75,646,098
      666,700  Qualcomm Inc                                                 27,521,376
      111,700  Rockwell Automation                                           3,040,474
    1,371,700  Tellabs Inc*                                                  8,957,201
                                                                        --------------
                                                                           512,822,276
                                                                        --------------

              See accompanying notes to the financial statements.
6

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UTILITIES -- 10.5%
       88,500  Alltel Corp                                                   4,053,300
       70,400  Ameren Corp                                                   2,992,000
      165,800  American Electric Power Co Inc                                4,693,798
      902,071  AT&T Corp                                                    20,116,183
    2,094,000  AT&T Wireless Services Inc*                                  18,050,280
    1,341,800  Bellsouth Corp                                               33,813,360
      161,700  Cablevision Systems Corp, Class A*                            3,258,255
      158,900  Centerpoint Energy Inc                                        1,349,061
      457,100  Citizens Communications Co*                                   5,210,940
      674,600  Comcast Corp, Special Class A*                               19,131,656
      104,800  Consolidated Edison Inc                                       4,142,744
       67,900  Constellation Energy Group Inc                                2,470,881
      350,600  Cox Communications Inc, Class A*                             11,471,632
       85,000  DTE Energy Co                                                 2,967,350
      230,400  Duke Energy Co                                                3,935,232
      319,900  Edison International*                                         6,033,314
       66,400  Exelon Corp                                                   3,910,960
       77,700  FPL Group Inc                                                 4,806,522
        1,000  Keyspan Corp                                                     33,750
       73,900  Kinder Morgan Inc                                             3,935,175
    1,367,900  Nextel Communications Inc*                                   26,373,112
      528,400  PG & E Corp*                                                 11,714,628
       63,300  Pinnacle West Capital Corp                                    2,171,190
      196,300  PPL Corp                                                      7,787,221
      129,300  Public Service Enterprise Group Inc                           5,474,562
      376,700  Qwest Communications International Inc*                       1,676,315
    2,170,782  SBC Communications Inc                                       48,820,887
      152,400  Sempra Energy                                                 4,533,900
    1,448,200  Sprint Corp (Fon Group)                                      21,389,914
      269,200  Teco Energy Inc                                               3,184,636
      111,900  TXU Corp                                                      2,461,800
      821,322  Verizon Communications Inc                                   29,009,094
                                                                        --------------
                                                                           320,973,652
                                                                        --------------

               TOTAL COMMON STOCKS (COST $2,833,506,517)                 2,888,937,534
                                                                        --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 7.9%
               CASH EQUIVALENTS -- 2.6%
   18,443,555  Dreyfus Money Market Fund(a)                                 18,443,555
$  43,126,480  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                      43,126,480
   17,789,673  Merrimac Money Market Fund(a)                                17,789,673
                                                                        --------------
                                                                            79,359,708
                                                                        --------------
               U.S. GOVERNMENT -- 0.3%
$   7,500,000  U.S. Treasury Bill, 0.93%, due 10/23/03(b)                    7,487,887
                                                                        --------------
               REPURCHASE AGREEMENTS -- 5.0%
$ 151,593,712  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $151,605,503, and an effective yield of 0.70%,
               collateralized by U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03, and a market value of
               $154,962,484.                                               151,593,712
$   2,349,026  Morgan Stanley Repurchase Agreement, dated 8/29/03, due
               9/02/03, with a maturity value of $2,349,208, and an
               effective yield of 0.70%, collateralized by U.S.
               Treasury Bond with a rate of 6.625%, maturity date of
               2/15/27, and a market value, including accrued interest
               of $2,408,591.                                                2,349,026
                                                                        --------------
                                                                           153,942,738
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $240,790,333)            240,790,333
                                                                        --------------
               TOTAL INVESTMENTS -- 102.3%
               (Cost $3,074,296,850)                                     3,129,727,867

               Other Assets and Liabilities (net) -- (2.3%)                (69,914,656)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $3,059,813,211
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $76,404,615 (cost $3,074,296,850) (Note 1)                $3,129,727,867
   Cash                                                              250,000
   Receivable for Fund shares sold                                 5,678,634
   Dividends and interest receivable                               3,996,092
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  839,109
   Receivable for expenses reimbursed by Manager (Note 2)             57,815
                                                              --------------

      Total assets                                             3,140,549,517
                                                              --------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)              79,359,708
   Payable for Fund shares repurchased                                23,924
   Payable to affiliate for (Note 2):
      Management fee                                                 829,829
      Shareholder service fee                                        344,888
      12b-1 fee - Class M                                             35,341
      Administration fee - Class M                                    14,134
   Accrued expenses                                                  128,482
                                                              --------------

      Total liabilities                                           80,736,306
                                                              --------------
NET ASSETS                                                    $3,059,813,211
                                                              ==============

              See accompanying notes to the financial statements.              9

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Paid-in capital                                            $3,520,207,440
   Accumulated undistributed net investment income                 6,685,546
   Accumulated net realized loss                                (525,169,992)
   Net unrealized appreciation                                    58,090,217
                                                              --------------
                                                              $3,059,813,211
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  462,439,302
                                                              ==============
   Class III shares                                           $1,473,043,377
                                                              ==============
   Class IV shares                                            $  479,171,387
                                                              ==============
   Class V shares                                             $  431,852,259
                                                              ==============
   Class VI shares                                            $  127,269,962
                                                              ==============
   Class M shares                                             $   86,036,924
                                                              ==============

SHARES OUTSTANDING:
   Class II                                                       39,357,390
                                                              ==============
   Class III                                                     125,117,114
                                                              ==============
   Class IV                                                       40,762,382
                                                              ==============
   Class V                                                        36,759,350
                                                              ==============
   Class VI                                                       10,828,317
                                                              ==============
   Class M                                                         7,329,101
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class II                                                   $        11.75
                                                              ==============
   Class III                                                  $        11.77
                                                              ==============
   Class IV                                                   $        11.76
                                                              ==============
   Class V                                                    $        11.75
                                                              ==============
   Class VI                                                   $        11.75
                                                              ==============
   Class M                                                    $        11.74
                                                              ==============

10            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $ 26,207,920
   Interest (including securities lending income of $32,499)       226,308
                                                              ------------

      Total income                                              26,434,228
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       4,590,889
   Custodian and transfer agent fees                               193,392
   Legal fees                                                       51,796
   Registration fees                                                28,888
   Trustees fees and related expenses (Note 2)                      28,490
   Audit fees                                                       26,496
   Miscellaneous                                                    22,264
   Fees reimbursed by Manager (Note 2)                            (322,836)
                                                              ------------
                                                                 4,619,379
   Shareholder service fee (Note 2) - Class II                     382,592
   Shareholder service fee (Note 2) - Class III                  1,010,827
   Shareholder service fee (Note 2) - Class IV                     286,415
   Shareholder service fee (Note 2) - Class V                      189,567
   Shareholder service fee (Note 2) - Class VI                       5,245
                                                              ------------
                                                                 1,874,646

   12b-1 fee (Note 2) - Class M                                     95,449
                                                              ------------
   Administration fee (Note 2) - Class M                            76,359
                                                              ------------
      Net expenses                                               6,665,833
                                                              ------------

         Net investment income                                  19,768,395
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (37,441,865)
      Closed futures contracts                                   6,150,815
                                                              ------------

         Net realized loss                                     (31,291,050)
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              482,001,628
      Open futures contracts                                     2,588,424
                                                              ------------

         Net unrealized gain                                   484,590,052
                                                              ------------

      Net realized and unrealized gain                         453,299,002
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $473,067,397
                                                              ============

              See accompanying notes to the financial statements.             11

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   19,768,395    $   35,105,334
   Net realized loss                                         (31,291,050)     (302,568,297)
   Change in net unrealized appreciation (depreciation)      484,590,052      (338,582,521)
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                               473,067,397      (606,045,484)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class II                                                (3,011,849)       (2,561,727)
      Class III                                              (11,810,632)      (16,337,118)
      Class IV                                                (4,978,597)       (9,588,920)
      Class V                                                 (3,899,536)       (5,745,428)
      Class VI                                                  (253,221)         (370,335)
      Class M                                                   (580,363)               --
                                                          --------------    --------------
      Total distributions from net investment income         (24,534,198)      (34,603,528)
                                                          --------------    --------------

                                                             (24,534,198)      (34,603,528)
                                                          --------------    --------------
   Net share transactions (Note 5):
      Class II                                               167,966,118       115,982,471
      Class III                                              117,354,092       143,190,844
      Class IV                                               (76,721,887)     (126,130,617)
      Class V                                                (69,829,020)       84,738,772
      Class VI                                               125,711,862                --
      Class M                                                 13,444,771        67,581,135
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             277,925,936       285,362,605
                                                          --------------    --------------

      Total increase (decrease) in net assets                726,459,135      (355,286,407)
NET ASSETS:
   Beginning of period                                     2,333,354,076     2,688,640,483
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $6,685,546 and
    $11,451,349, respectively)                            $3,059,813,211    $2,333,354,076
                                                          ==============    ==============

12            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000        1999
                                          ----------------  -----------  -----------  -----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.97       $  12.89     $  13.94     $  16.62     $ 18.57     $ 19.98
                                              --------       --------     --------     --------     -------     -------

Income from investment operations:
   Net investment income                          0.07+          0.14+        0.17+        0.20+       0.23+       0.25+
   Net realized and unrealized gain
     (loss)                                       1.81          (2.91)       (1.04)        0.03**      2.29        2.55
                                              --------       --------     --------     --------     -------     -------

      Total from investment operations            1.88          (2.77)       (0.87)        0.23        2.52        2.80
                                              --------       --------     --------     --------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.15)       (0.17)       (0.18)      (0.24)      (0.29)
   From net realized gains                          --             --        (0.01)       (2.73)      (4.23)      (3.92)
                                              --------       --------     --------     --------     -------     -------

      Total distributions                        (0.10)         (0.15)       (0.18)       (2.91)      (4.47)      (4.21)
                                              --------       --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  11.75       $   9.97     $  12.89     $  13.94     $ 16.62     $ 18.57
                                              ========       ========     ========     ========     =======     =======
TOTAL RETURN(a)                                  18.87%++      (21.63)%      (6.29)%       0.75%      13.61%      14.99%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $462,439       $241,431     $176,456     $114,454     $95,041     $41,684
   Net expenses to average daily net
     assets                                       0.55%*         0.55%        0.55%        0.55%       0.55%       0.55%
   Net investment income to average
     daily net assets                             1.32%*         1.30%        1.27%        1.21%       1.21%       1.29%
   Portfolio turnover rate                          31%++          74%          69%          81%         90%         71%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.02%*         0.03%        0.02%        0.02%       0.02%       0.22%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Annualized.
 ** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

              See accompanying notes to the financial statements.             13

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   --------------------------------------------------------------------
                                            (UNAUDITED)         2003          2002          2001          2000          1999
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     9.98      $    12.90    $    13.95    $    16.63    $    18.59    $    19.99
                                             ----------      ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                           0.08+           0.15+         0.18+         0.20+         0.24+         0.26+
   Net realized and unrealized gain
     (loss)                                        1.81           (2.92)        (1.05)         0.04**        2.28          2.55
                                             ----------      ----------    ----------    ----------    ----------    ----------
      Total from investment operations             1.89           (2.77)        (0.87)         0.24          2.52          2.81
                                             ----------      ----------    ----------    ----------    ----------    ----------
Less distributions to shareholders:
   From net investment income                     (0.10)          (0.15)        (0.17)        (0.19)        (0.25)        (0.29)
   From net realized gains                           --              --         (0.01)        (2.73)        (4.23)        (3.92)
                                             ----------      ----------    ----------    ----------    ----------    ----------
      Total distributions                         (0.10)          (0.15)        (0.18)        (2.92)        (4.48)        (4.21)
                                             ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD               $    11.77      $     9.98    $    12.90    $    13.95    $    16.63    $    18.59
                                             ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN(a)                                   18.97%++       (21.59)%       (6.23)%        0.83%        13.66%        15.02%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,473,043      $1,141,725    $1,321,634    $1,532,124    $1,623,734    $1,780,011
   Net expenses to average daily net
     assets                                        0.48%*          0.48%         0.48%         0.48%         0.48%         0.48%
   Net investment income to average
     daily net assets                              1.42%*          1.34%         1.33%         1.27%         1.27%         1.36%
   Portfolio turnover rate                           31%++           74%           69%           81%           90%           71%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.02%*          0.03%         0.02%         0.02%         0.02%         0.22%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Annualized.
 ** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

14            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------------
                                            (UNAUDITED)        2003         2002          2001           2000           1999
                                          ----------------  -----------  -----------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.97       $  12.89     $  13.94     $    16.62     $    18.58     $    19.99
                                              --------       --------     --------     ----------     ----------     ----------

Income from investment operations:
   Net investment income                          0.08+          0.16+        0.18+          0.21+          0.25+          0.27+
   Net realized and unrealized gain
     (loss)                                       1.81          (2.92)       (1.04)          0.04**         2.28           2.55
                                              --------       --------     --------     ----------     ----------     ----------

      Total from investment operations            1.89          (2.76)       (0.86)          0.25           2.53           2.82
                                              --------       --------     --------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.16)       (0.18)         (0.20)         (0.26)         (0.31)
   From net realized gains                          --             --        (0.01)         (2.73)         (4.23)         (3.92)
                                              --------       --------     --------     ----------     ----------     ----------

      Total distributions                        (0.10)         (0.16)       (0.19)         (2.93)         (4.49)         (4.23)
                                              --------       --------     --------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $  11.76       $   9.97     $  12.89     $    13.94     $    16.62     $    18.58
                                              ========       ========     ========     ==========     ==========     ==========
TOTAL RETURN(a)                                  19.02%++      (21.55)%      (6.20)%         0.92%         13.74%         15.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $479,171       $463,254     $744,813     $1,287,842     $1,343,460     $1,543,655
   Net expenses to average daily net
     assets                                       0.44%*         0.44%        0.44%          0.44%          0.44%          0.44%
   Net investment income to average
     daily net assets                             1.46%*         1.39%        1.36%          1.31%          1.32%          1.41%
   Portfolio turnover rate                          31%++          74%          69%            81%            90%            71%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.02%*         0.03%        0.02%          0.02%          0.02%          0.22%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Annualized.
 ** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

              See accompanying notes to the financial statements.             15

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED     FEBRUARY 28/29,
                                                    AUGUST 31, 2003   ----------------------
                                                      (UNAUDITED)        2003        2002*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.96       $  12.88    $  14.00
                                                        --------       --------    --------

Income from investment operations:
   Net investment income                                    0.08+          0.16+       0.13+
   Net realized and unrealized gain (loss)                  1.81          (2.92)      (1.10)
                                                        --------       --------    --------

      Total from investment operations                      1.89          (2.76)      (0.97)
                                                        --------       --------    --------

Less distributions to shareholders:
   From net investment income                              (0.10)         (0.16)      (0.14)
   From net realized gains                                    --             --       (0.01)
                                                        --------       --------    --------

      Total distributions                                  (0.10)         (0.16)      (0.15)
                                                        --------       --------    --------
NET ASSET VALUE, END OF PERIOD                          $  11.75       $   9.96    $  12.88
                                                        ========       ========    ========
TOTAL RETURN(a)                                            19.04%++      (21.55)%     (6.96)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $431,852       $426,703    $445,738
   Net expenses to average daily net assets                 0.42%**        0.42%       0.42%**
   Net investment income to average daily net
     assets                                                 1.50%**        1.41%       1.46%**
   Portfolio turnover rate                                    31%++          74%         69%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                              0.02%**        0.03%       0.02%**

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Period from July 2, 2001(commencement of operations) through February
      28, 2002.
 **   Annualized.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

16            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS VI SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  JUNE 30, 2003
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2003
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  11.54
                                                                     --------

Income from investment operations:
   Net investment income                                                 0.03+
   Net realized and unrealized gain                                      0.25
                                                                     --------

      Total from investment operations                                   0.28
                                                                     --------

Less distributions to shareholders:
   From net investment income                                           (0.07)
                                                                     --------

      Total distributions                                               (0.07)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  11.75
                                                                     ========
TOTAL RETURN(a)                                                          2.39%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $127,270
   Net expenses to average daily net assets                              0.39%*
   Net investment income to average daily net assets                     1.28%*
   Portfolio turnover rate                                                 31%++
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                   0.02%*

 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
 *    Annualized.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

              See accompanying notes to the financial statements.             17

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                               APRIL 15, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.96              $ 12.89
                                                             -------              -------

Income from investment operations:
   Net investment income                                        0.06+                0.11+
   Net realized and unrealized gain (loss)                      1.80                (2.94)
                                                             -------              -------

      Total from investment operations                          1.86                (2.83)
                                                             -------              -------

Less distributions to shareholders:
   From net investment income                                  (0.08)               (0.10)
                                                             -------              -------

      Total distributions                                      (0.08)               (0.10)
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 11.74              $  9.96
                                                             =======              =======
TOTAL RETURN(a)                                                18.76%++            (22.03)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $86,037              $60,242
   Net expenses to average daily net assets                     0.78%*               0.78%*
   Net investment income to average daily net assets            1.11%*               1.18%*
   Portfolio turnover rate                                        31%++                74%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.02%*               0.03%*

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Annualized.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

18            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

      Throughout the six months ended August 31, 2003, the Fund had five classes of shares outstanding: Class II, Class III, Class IV, Class V and Class M. Class M shares bear an administrative fee and a 12b-1 fee. (See Note 2) Effective June 30, 2003, the Fund also had Class VI shares outstanding. The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares, excluding Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003 the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $76,404,615, collateralized by cash in the amount of $79,359,708, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $170,940,887 expiring in 2010 and $190,371,968 expiring in 2011.
      The Fund elected to defer to March 1, 2003 post-October losses of $104,178,933.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, .105% for Class IV shares, .085% for Class V shares and .055% for Class VI shares.

      Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV, Class V and Class VI only), administration fee (Class M only), 12b-1 fee (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $20,302. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $975,724,916 and $824,802,389, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $3,101,371,702    $251,340,590     $(222,984,425)    $28,356,165

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2003, 12.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class II:                                      ----------  ------------  ----------  ------------
         Shares sold                                    16,365,432  $181,033,594  13,418,875  $146,502,245
         Shares issued to shareholders in reinvestment
           of distributions                                209,724     2,344,979     158,481     1,717,067
         Shares repurchased                             (1,440,709)  (15,412,455) (3,048,932)  (32,236,841)
                                                        ----------  ------------  ----------  ------------
         Net increase                                   15,134,447  $167,966,118  10,528,424  $115,982,471
                                                        ==========  ============  ==========  ============

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                     23,974,142  $ 268,740,507   38,472,240  $ 437,495,310
         Shares issued to shareholders in reinvestment
           of distributions                                 837,950      9,323,886    1,078,206     11,858,975
         Shares repurchased                             (14,060,839)  (160,710,301) (27,621,256)  (306,163,441)
                                                        -----------  -------------  -----------  -------------
         Net increase                                    10,751,253  $ 117,354,092   11,929,190  $ 143,190,844
                                                        ===========  =============  ===========  =============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  -------------
         Shares sold                                     11,344,154  $ 114,250,000   30,894,720  $ 334,668,818
         Shares issued to shareholders in reinvestment
           of distributions                                 434,388      4,782,842      634,377      7,001,006
         Shares repurchased                             (17,480,034)  (195,754,729) (42,856,570)  (467,800,441)
                                                        -----------  -------------  -----------  -------------
         Net decrease                                    (5,701,492) $ (76,721,887) (11,327,473) $(126,130,617)
                                                        ===========  =============  ===========  =============

                                                            Six Months Ended
                                                            August 31, 2003             Year Ended
                                                              (Unaudited)           February 28, 2003
                                                        ------------------------  ----------------------
                                                          Shares       Amount      Shares      Amount
         Class V:                                       ----------  ------------  ---------  -----------
         Shares sold                                       679,001  $  7,287,557  8,112,537  $84,103,316
         Shares issued to shareholders in reinvestment
           of distributions                                349,762     3,846,380    519,722    5,681,255
         Shares repurchased                             (7,096,231)  (80,962,957)  (416,143)  (5,045,799)
                                                        ----------  ------------  ---------  -----------
         Net increase (decrease)                        (6,067,468) $(69,829,020) 8,216,116  $84,738,772
                                                        ==========  ============  =========  ===========

                                                                  Period from June 30, 2003
                                                                       (commencement of
                                                                         operations)
                                                                   through August 31, 2003
                                                                         (Unaudited)
                                                                  --------------------------
                                                                    Shares        Amount
         Class VI:                                                -----------  -------------
         Shares sold                                              10,816,881   $125,578,641
         Shares issued to shareholders in reinvestment of
           distributions                                              21,736        253,221
         Shares repurchased                                          (10,300)      (120,000)
                                                                  ----------   ------------
         Net increase                                             10,828,317   $125,711,862
                                                                  ==========   ============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   Period from April 15, 2002
                                                            Six Months Ended            (commencement of
                                                            August 31, 2003               operations)
                                                              (Unaudited)          through February 28, 2003
                                                        ------------------------  ----------------------------
                                                          Shares       Amount        Shares         Amount
         Class M:                                       ----------  ------------  ------------  --------------
         Shares sold                                     3,172,421  $ 32,469,745   14,124,184    $150,489,047
         Shares issued to shareholders in reinvestment
           of distributions                                 52,272       580,363       35,653         370,335
         Shares repurchased                             (1,944,794)  (19,605,337)  (8,110,635)    (83,278,247)
                                                        ----------  ------------   ----------    ------------
         Net increase                                    1,279,899  $ 13,444,771    6,049,202    $ 67,581,135
                                                        ==========  ============   ==========    ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows.

      FUTURES CONTRACTS

         Number of                                                    Contract     Net Unrealized
         Contracts            Type              Expiration Date        Value        Appreciation
         ---------  -------------------------  ------------------  --------------  --------------

           Buys
             498    S&P 500                    September 2003       $125,458,650     $2,659,200

      At August 31, 2003 the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.5%
               AUTO & TRANSPORTATION -- 1.2%
        8,800  ArvinMeritor Inc                                              165,616
       17,100  Expeditors International Washington Inc                       644,841
       49,600  Harley Davidson Inc                                         2,471,072
       23,000  United Parcel Service, Class B                              1,443,480
                                                                        ------------
                                                                           4,725,009
                                                                        ------------
               CONSUMER DISCRETIONARY -- 16.4%
       25,000  Abercrombie & Fitch Co, Class A*                              761,000
        4,400  Advance Auto Parts*                                           328,460
       57,700  Amazon.com Inc*                                             2,679,588
       18,900  American Eagle Outfitters Inc*                                324,324
      494,000  AOL Time Warner Inc*                                        8,081,840
       35,900  Apollo Group Inc*                                           2,300,113
       39,800  Applebees International Inc                                 1,279,172
        9,300  Autozone Inc*                                                 853,740
       20,900  Bed, Bath & Beyond Inc*                                       899,327
       15,800  Best Buy Co Inc*                                              821,758
       16,200  BJ's Wholesale Club Inc*                                      353,808
       36,200  Callaway Golf Co                                              544,086
       14,800  Career Education Corp*                                        667,924
       24,100  Catalina Marketing Corp*                                      335,231
       10,900  CBRL Group Inc                                                380,192
       19,800  CDW Corp*                                                   1,021,878
       54,300  Cendant Corp*                                                 976,314
       27,200  Clear Channel Communications Inc*                           1,227,264
       25,600  Coach Inc*                                                  1,485,824
       14,800  Columbia Sportswear Co*                                       754,800
       19,300  Convergys Corp*                                               347,400
       13,300  Corinthian Colleges Inc*                                      765,415
       31,800  Dollar Tree Stores Inc*                                     1,247,514
      124,400  eBay Inc*                                                   6,907,932
       48,500  EchoStar Communications Corp*                               1,789,650
       15,100  Electronic Arts Inc*                                        1,355,225
       52,500  Fox Entertainment Group Inc, Class A*                       1,657,950
       20,200  G TECH Holdings Corp                                          856,076
       99,600  Gap Inc                                                     2,080,644
        8,000  Getty Images Inc*                                             326,400
      206,600  Home Depot Inc                                              6,644,256

              See accompanying notes to the financial statements.              1

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       78,800  International Game Technology*                              2,036,192
       23,100  Jones Apparel Group Inc                                       713,559
       18,300  Kimberly-Clark Corp                                           935,313
       80,800  Liberty Media Corp, Series A*                                 977,680
       18,880  Limited Brands                                                320,205
       28,100  Lowe's Cos Inc                                              1,541,566
        6,300  Mohawk Industries Inc*                                        459,648
       15,500  Oakley Inc*                                                   168,795
       11,200  Outback Steakhouse Inc                                        432,880
        6,800  PF Chang's China Bistro Inc*                                  316,200
        4,400  Rent-A-Center Inc*                                            353,628
       16,900  Ross Stores Inc                                               851,422
       54,600  Service Corp International*                                   218,400
       26,100  Staples Inc*                                                  642,843
      109,300  VeriSign Inc*                                               1,636,221
       23,500  Wal Mart Stores Inc                                         1,390,495
        1,600  Washington Post Co                                          1,113,648
       57,000  Yahoo! Inc*                                                 1,903,800
                                                                        ------------
                                                                          66,067,600
                                                                        ------------
               CONSUMER STAPLES -- 5.3%
      207,184  Altria Group Inc                                            8,540,124
        9,900  Coca Cola Enterprises Inc                                     183,051
          450  Dean Foods Co*                                                 13,072
        5,400  Hershey Foods Corp                                            377,460
       42,600  PepsiCo Inc                                                 1,897,404
       88,200  Procter and Gamble Co                                       7,698,978
       98,326  Safeway Inc*                                                2,400,138
       11,100  Sara Lee Corp                                                 210,678
                                                                        ------------
                                                                          21,320,905
                                                                        ------------
               FINANCIAL SERVICES -- 10.3%
      105,800  Americredit*                                                1,135,234
       15,600  Bank of America Corp                                        1,236,300
       48,300  Capital One Financial Corp                                  2,579,220
       56,400  Checkfree Corp*                                             1,296,072
       19,000  Countrywide Financial Corp                                  1,289,150
        8,100  Factset Research Systems Inc                                  393,255
      213,400  Fannie Mae                                                 13,826,186

2             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       12,400  First Bancorp Puerto Rico                                     380,804
       21,900  First Data Corp                                               840,960
      122,100  Freddie Mac                                                 6,489,615
        4,400  General Growth Properties, REIT                               305,140
       37,300  J.P. Morgan Chase & Co                                      1,276,406
       41,200  Janus Capital Group Inc                                       711,524
        7,500  Marsh & McLennan Cos Inc                                      375,000
       87,400  MBNA Corp                                                   2,039,916
        8,700  National Processing Inc*                                      179,916
       20,033  New York Community Bancorp Inc                                616,215
       17,500  Popular Inc                                                   659,400
       10,200  Principal Financial Group                                     320,892
       18,300  Progressive Corp                                            1,294,542
        3,100  Provident Financial Group                                      82,801
      109,800  Providian Financial Corp*                                   1,125,450
       29,000  SEI Investments Co                                          1,012,100
       13,800  Simon Property Group Inc, REIT                                589,398
       15,300  SLM Corp                                                      614,754
        3,900  Total System Services Inc                                      98,436
       14,200  W Holding Co Inc                                              250,488
       12,000  Wells Fargo & Co                                              601,680
                                                                        ------------
                                                                          41,620,854
                                                                        ------------
               HEALTH CARE -- 29.9%
       25,000  Abbott Laboratories                                         1,007,500
       11,500  AdvancePCS*                                                   462,070
       24,500  American Pharmaceutical Partners Inc*                       1,167,180
       15,900  AmerisourceBergen Corp                                        925,539
      234,500  Amgen Inc*                                                 15,453,550
       17,100  Anthem Inc*                                                 1,251,720
       12,300  Barr Laboratories Inc*                                        832,341
       20,800  Baxter International Inc                                      584,480
       10,500  Becton Dickinson & Co                                         383,670
       50,100  Boston Scientific Corp*                                     3,011,010
      294,200  Bristol Myers Squibb Co                                     7,463,854
       23,400  Celgene Corp*                                                 900,666
       18,100  Chiron Corp*                                                  919,842
       15,800  Covance Inc*                                                  329,430
       14,500  Coventry Health Care Inc*                                     680,630
       67,800  Forest Laboratories Inc*                                    3,186,600

              See accompanying notes to the financial statements.              3

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
       64,600  Genentech Inc*                                              5,129,240
       53,800  Genzyme Corp - General Division*                            2,536,670
       11,300  Gilead Sciences Inc*                                          753,710
       58,000  Guidant Corp                                                2,911,600
       16,700  Health Net Inc*                                               531,561
       37,500  ICN Pharmaceuticals Inc                                       656,250
        6,300  IDEXX Laboratories Inc*                                       262,143
       16,500  Invitrogen Corp*                                              951,555
       48,800  Ivax Corp*                                                    966,240
       70,964  Johnson & Johnson                                           3,518,395
       55,900  King Pharmaceuticals Inc*                                     785,395
       20,500  Lilly (Eli) & Co                                            1,363,865
       39,200  Lincare Holdings Inc*                                       1,357,496
       40,401  Medco Health Solutions Inc*                                 1,078,707
       39,900  Medimmune Inc*                                              1,391,313
      335,000  Merck & Co Inc                                             16,857,200
       10,600  Mid Atlantic Medical Services Inc*                            520,036
       52,800  Mylan Laboratories Inc                                      1,921,920
      610,276  Pfizer Inc                                                 18,259,458
       23,600  Pharmaceutical Resources Inc*                               1,320,184
        2,000  Renal Care Group Inc*                                          72,620
        9,300  ResMed Inc*                                                   402,690
      302,800  Schering Plough Corp                                        4,599,532
       18,600  St Jude Medical Inc*                                          968,502
        8,900  Stericycle Inc*                                               427,111
       21,200  Steris Corp*                                                  496,504
       41,200  Stryker Corp                                                3,122,960
       16,800  Tenet Healthcare Corp*                                        269,640
       56,900  UnitedHealth Group Inc                                      2,812,567
        9,700  Varian Medical Systems Inc*                                   541,745
       41,200  Watson Pharmaceutical Inc*                                  1,693,320
       13,300  WellPoint Health Networks Inc*                              1,037,400
       44,000  Zimmer Holdings Inc*                                        2,276,560
                                                                        ------------
                                                                         120,354,171
                                                                        ------------
               INTEGRATED OILS -- 0.9%
       94,900  Exxon Mobil Corp                                            3,577,730
                                                                        ------------

              See accompanying notes to the financial statements.
4

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- 0.2%
       14,100  Sealed Air Corp*                                              686,106
                                                                        ------------
               OTHER -- 1.1%
      114,300  General Electric Co                                         3,379,851
       35,100  Honeywell International Inc                                 1,017,549
                                                                        ------------
                                                                           4,397,400
                                                                        ------------
               OTHER ENERGY -- 1.0%
       13,400  Burlington Resources Inc                                      648,828
      138,600  Calpine Corp*                                                 781,704
       51,000  Chesapeake Energy Corp                                        552,840
        8,100  Enron Corp*(a)                                                    413
       81,600  Halliburton Co                                              1,973,088
        4,900  Pogo Producing Co                                             225,204
                                                                        ------------
                                                                           4,182,077
                                                                        ------------
               PRODUCER DURABLES -- 0.4%
       17,200  DR Horton Inc                                                 535,264
        6,500  Lennar Corp                                                   437,125
          700  NVR Inc*                                                      303,450
       13,600  Waters Corp*                                                  414,800
                                                                        ------------
                                                                           1,690,639
                                                                        ------------
               TECHNOLOGY -- 24.1%
       27,900  Adaptec Inc*                                                  203,949
       11,500  Applera Corp-Applied Biosystems Group                         250,240
          900  Autodesk Inc                                                   16,110
       41,700  BEA Systems Inc*                                              565,035
       89,700  BMC Software Inc*                                           1,316,796
       42,200  Cadence Design Systems Inc*                                   600,084
      120,200  Ciena Corp*                                                   781,300
      783,500  Cisco Systems Inc*                                         15,004,025
       59,300  Citrix Systems Inc*                                         1,220,987
       72,300  Computer Associates International Inc                       1,853,049
      174,200  Compuware Corp*                                             1,036,490
       37,000  Comverse Technology Inc*                                      610,130
      274,100  Corning Inc*                                                2,261,325
       49,200  Cree Inc*                                                     778,344
       46,600  Dell Corp*                                                  1,520,558

              See accompanying notes to the financial statements.              5

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       34,200  Electronic Data Systems Corp                                  746,586
      361,100  EMC Corp*                                                   4,604,025
       26,000  Foundry Networks Inc*                                         505,700
       42,400  Gateway Inc*                                                  244,648
      133,600  IBM Corp                                                   10,956,536
       22,100  Ingram Micro Inc, Class A*                                    312,715
      466,908  Intel Corp                                                 13,362,907
       97,000  Juniper Networks Inc*                                       1,670,340
       39,900  Linear Technology Corp                                      1,644,678
      338,200  Microsoft Corp                                              8,969,064
       41,200  NetScreen Technologies Inc*                                   985,916
    1,203,200  Oracle Corp*                                               15,376,896
          201  Peoplesoft Inc*                                                 3,638
        2,200  Procurenet*(b)                                                      0
      133,600  Qualcomm Inc                                                5,515,008
      165,800  Sanmina-SCI Corp*                                           1,488,884
       96,000  Solectron Corp*                                               569,280
      146,100  Tellabs Inc*                                                  954,033
       35,600  Texas Instruments Inc                                         849,060
                                                                        ------------
                                                                          96,778,336
                                                                        ------------
               UTILITIES -- 5.7%
      152,600  AES Corp*                                                     988,848
      423,600  AT&T Wireless Services Inc*                                 3,651,432
       32,600  Cablevision Systems Corp, Class A*                            656,890
       82,200  Citizens Communications Co*                                   937,080
      118,200  Comcast Corp, Special Class A*                              3,352,152
       41,600  Cox Communications Inc, Class A*                            1,361,152
       17,300  Energen Corp                                                  617,264
      282,400  Nextel Communications Inc*                                  5,444,672
       26,100  PPL Corp                                                    1,035,387
      160,600  Qwest Communications International Inc*                       714,670
       37,500  SBC Communications Inc                                        843,375
      140,100  Sprint Corp (Fon Group)                                     2,069,277
       23,000  UGI Corp                                                      702,650
       27,000  Xcel Energy Inc                                               395,550
                                                                        ------------
                                                                          22,770,399
                                                                        ------------

               TOTAL COMMON STOCKS (COST $350,135,467)                   388,171,226
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 7.1%
               CASH EQUIVALENTS -- 3.7%
    3,480,508  Dreyfus Money Market Fund(c)                                3,480,508
$   8,138,457  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(c)                                     8,138,457
    3,357,113  Merrimac Money Market Fund(c)                               3,357,113
                                                                        ------------
                                                                          14,976,078
                                                                        ------------
               U.S. GOVERNMENT -- 0.3%
$   1,000,000  U.S. Treasury Bill, 0.93%, due 10/23/03(d)                    998,350
                                                                        ------------
               REPURCHASE AGREEMENTS -- 3.1%
$  12,473,928  Citigroup Global Markets Repurchase Agreement, dated
               08/29/03, due 09/02/03, with a maturity value of
               $12,474,898, and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 09/25/03, and a market value
               of $12,831,912.                                            12,473,928
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $28,448,356)            28,448,356
                                                                        ------------
               TOTAL INVESTMENTS -- 103.6%
               (Cost $378,583,823)                                       416,619,582

               Other Assets and Liabilities (net) -- (3.6%)              (14,538,722)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $402,080,860
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 REIT Real Estate Investment Trust

 *    Non-income producing security.

 (a)  Bankrupt issuer.

 (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (c)  Represents investment of security lending collateral (Note 1).

 (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              7

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $14,451,663 (cost $378,583,823) (Note 1)                  $416,619,582
   Receivable for Fund shares sold                                 371,322
   Dividends and interest receivable                               232,561
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 50,375
   Receivable for expenses reimbursed by Manager (Note 2)           18,693
                                                              ------------

      Total assets                                             417,292,533
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            14,976,078
   Payable for Fund shares repurchased                               1,394
   Payable to affiliate for (Note 2):
      Management fee                                               109,186
      Shareholder service fee                                       40,387
      12b-1 fee - Class M                                           30,977
      Administration fee - Class M                                  12,324
   Accrued expenses                                                 41,327
                                                              ------------

      Total liabilities                                         15,211,673
                                                              ------------
NET ASSETS                                                    $402,080,860
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $403,106,783
   Accumulated undistributed net investment income                 263,546
   Accumulated net realized loss                               (39,587,021)
   Net unrealized appreciation                                  38,297,552
                                                              ------------
                                                              $402,080,860
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $326,782,494
                                                              ============
   Class M shares                                             $ 75,298,366
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    19,235,520
                                                              ============
   Class M                                                       4,446,075
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      16.99
                                                              ============
   Class M                                                    $      16.94
                                                              ============

8             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $1,146)             $ 2,155,413
   Interest (including securities lending income of $9,907)        33,768
                                                              -----------

         Total income                                           2,189,181
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        640,581
   Custodian and transfer agent fees                               53,371
   Audit fees                                                      19,688
   Registration fees                                               19,044
   Legal fees                                                       7,268
   Trustees fees and related expenses (Note 2)                      4,014
   Miscellaneous                                                    3,128
   Fees reimbursed by Manager (Note 2)                           (102,499)
                                                              -----------
                                                                  644,595
   Shareholder service fee (Note 2) - Class III                   241,521
                                                              -----------
   12b-1 fee (Note 2) - Class M                                    82,754
                                                              -----------
   Administration fee (Note 2) - Class M                           66,203
                                                              -----------
      Net expenses                                              1,035,073
                                                              -----------

         Net investment income                                  1,154,108
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               5,342,560
      Closed futures contracts                                  1,564,716
                                                              -----------

         Net realized gain                                      6,907,276
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              61,598,687
      Open futures contracts                                      261,627
                                                              -----------

         Net unrealized gain                                   61,860,314
                                                              -----------

      Net realized and unrealized gain                         68,767,590
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $69,921,698
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,154,108      $    994,016
   Net realized gain (loss)                                   6,907,276       (13,874,093)
   Change in net unrealized appreciation (depreciation)      61,860,314       (17,285,444)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               69,921,698       (30,165,521)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,076,958)         (676,350)
      Class M                                                  (174,034)          (53,573)
                                                           ------------      ------------
      Total distributions from net investment income         (1,250,992)         (729,923)
                                                           ------------      ------------
                                                             (1,250,992)         (729,923)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                             (30,903,780)      216,475,101
      Class M                                                41,956,980        20,471,432
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             11,053,200       236,946,533
                                                           ------------      ------------

      Total increase in net assets                           79,723,906       206,051,089
NET ASSETS:
   Beginning of period                                      322,356,954       116,305,865
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $263,546 and $360,430,
    respectively)                                          $402,080,860      $322,356,954
                                                           ============      ============

10            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001*      2000*      1999*
                                          ----------------  -----------  -----------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.29       $  18.23     $  21.19    $  54.45   $  45.54   $  48.18
                                              --------       --------     --------    --------   --------   --------

Income from investment operations:
   Net investment income                          0.06           0.10         0.10        0.14       0.22       0.33
   Net realized and unrealized gain
     (loss)                                       2.69          (3.94)       (2.97)     (10.78)     18.84       9.79
                                              --------       --------     --------    --------   --------   --------

      Total from investment operations            2.75          (3.84)       (2.87)     (10.64)     19.06      10.12
                                              --------       --------     --------    --------   --------   --------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.10)       (0.09)      (0.15)     (0.26)     (0.33)
   From net realized gains                          --             --           --      (22.47)     (9.89)    (12.43)
                                              --------       --------     --------    --------   --------   --------

      Total distributions                        (0.05)         (0.10)       (0.09)     (22.62)    (10.15)    (12.76)
                                              --------       --------     --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD                $  16.99       $  14.29     $  18.23    $  21.19   $  54.45   $  45.54
                                              ========       ========     ========    ========   ========   ========
TOTAL RETURN(a)                                  19.30%++      (21.13)%     (13.57)%    (25.76)%    45.24%     22.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $326,782       $302,051     $116,306    $114,988   $204,662   $158,084
   Net expenses to average daily net
     assets                                       0.48%**        0.48%        0.48%       0.48%      0.48%      0.48%
   Net investment income to average
     daily net assets                             0.66%**        0.72%        0.54%       0.27%      0.50%      0.64%
   Portfolio turnover rate                          50%++          72%         101%        111%        48%        50%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.05%**        0.09%        0.07%       0.07%      0.06%      0.23%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 * Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.
 **   Annualized.
 ++   Not Annualized.

              See accompanying notes to the financial statements.             11

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             SEPTEMBER 11, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 14.25              $ 15.27
                                                             -------              -------

Income from investment operations:
   Net investment income                                        0.03                 0.04
   Net realized and unrealized gain (loss)                      2.70                (1.01)
                                                             -------              -------

      Total from investment operations                          2.73                (0.97)
                                                             -------              -------

Less distributions to shareholders:
   From net investment income                                  (0.04)               (0.05)
                                                             -------              -------

      Total distributions                                      (0.04)               (0.05)
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 16.94              $ 14.25
                                                             =======              =======
TOTAL RETURN(a)                                                19.18%++             (6.31)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $75,298              $20,306
   Net expenses to average daily net assets                     0.78%*               0.78%*
   Net investment income to average daily net assets            0.27%*               0.51%*
   Portfolio turnover rate                                        50%++                72%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.05%*               0.09%*

 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
 *    Annualized.
 ++   Not Annualized.

12            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administrative fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 2). The principal economic difference between the classes of shares is the level of fees borne by the classes.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $14,451,663 collateralized by cash in the amount of $14,976,078 which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $29,677,991 expiring in 2010 and $10,843,791 expiring in 2011.
      The Fund elected to defer to March 1, 2003 post-October losses of $2,756,582.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fee (Class M only), 12b-1 fee (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $3,094. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $190,213,236 and $185,444,561, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $381,034,818     $46,484,228       $(10,899,464)    $35,584,764

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 71.0% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)               February 28, 2003
                                                        --------------------------  ---------------------------
                                                          Shares        Amount         Shares        Amount
         Class III:                                     -----------  -------------  ------------  -------------
         Shares sold                                       458,440   $  7,504,457    15,300,314   $224,944,617
         Shares issued to shareholders in reinvestment
           of distributions                                 52,494        835,367        35,730        556,653
         Shares repurchased                             (2,415,589)   (39,243,604)     (574,513)    (9,026,169)
                                                        ----------   ------------   -----------   ------------
         Net increase (decrease)                        (1,904,655)  $(30,903,780)   14,761,531   $216,475,101
                                                        ==========   ============   ===========   ============

                                                                                           Period from
                                                             Six Months Ended           September 11, 2002
                                                             August 31, 2003             (commencement of
                                                               (Unaudited)                 operations)
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class M:                                       -----------  -------------  -----------  -------------
         Shares sold                                     3,345,748    $47,012,866    1,537,897    $22,128,809
         Shares issued to shareholders in reinvestment
           of distributions                                 11,072        174,034        3,862         53,573
         Shares repurchased                               (335,673)    (5,229,920)    (116,831)    (1,710,950)
                                                        ----------    -----------   ----------    -----------
         Net increase                                    3,021,147    $41,956,980    1,424,928    $20,471,432
                                                        ==========    ===========   ==========    ===========

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

         Number of                                                                                                 Contract
         Contracts                      Type                                      Expiration Date                    Value
         ---------  ---------------------------------------------  ---------------------------------------------  -----------
           Buys
            31      S&P 500                                        September 2003                                 $7,809,675

         Number of  Net Unrealized
         Contracts   Appreciation
         ---------  --------------
           Buys
            31         $261,793
                       ========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO SHORT-DURATION INVESTMENT FUND
(FORMERLY GMO SHORT-TERM INCOME FUND)
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 14.6%
                U.S. GOVERNMENT -- 6.7%
     2,800,000  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09                                                   3,129,000
                                                                         -------------
                U.S. GOVERNMENT AGENCY -- 7.9%
       221,667  Agency for International Development Floater (Support
                  of Botswana),Variable Rate, 6 mo. U.S. Treasury Bill
                  + .40%, 1.46%, due 10/01/12                                  217,511
     1,425,825  Agency for International Development Floater (Support
                  of C.A.B.E.I.),Variable Rate, 6 mo. U.S. Treasury
                  Bill + .40%, 1.46%, due 10/01/12                           1,397,309
     1,418,767  Agency for International Development Floater (Support
                  of Honduras),Variable Rate, 3 mo. U.S. Treasury Bill
                  x 117%, 1.06%, due 10/01/11                                1,408,126
        65,985  Agency for International Development Floater (Support
                  of Peru), Series A, Variable Rate, 6 mo. U.S.
                  Treasury Bill +.35, 1.41%, due 05/01/14                       65,655
       631,967  Small Business Administration Pool #502320,Variable
                  Rate, Prime - 2.18%, 1.81%, due 08/25/18                     633,863
                                                                         -------------
                                                                             3,722,464
                                                                         -------------

                TOTAL DEBT OBLIGATIONS (COST $6,766,348)                     6,851,464
                                                                         -------------
                MUTUAL FUNDS -- 85.1%
     1,220,786  GMO Short-Duration Collateral Fund                          30,776,008
       380,142  GMO Alpha LIBOR Fund                                         9,184,227
                                                                         -------------
                TOTAL MUTUAL FUNDS (COST $40,255,959)                       39,960,235
                                                                         -------------
                TOTAL INVESTMENTS -- 99.7%
                (Cost $47,022,307)                                          46,811,699

                Other Assets and Liabilities (net) -- 0.3%                     128,439
                                                                         -------------
                TOTAL NET ASSETS -- 100.0%                               $  46,940,138
                                                                         =============

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2003, which are subject to change based on the terms of the security.

              See accompanying notes to the financial statements.              1

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $47,022,307) (Note 1)          $46,811,699
   Cash                                                           112,402
   Receivable for investments sold                                  3,073
   Interest receivable                                             36,290
   Receivable for expenses reimbursed by Manager (Note 2)           3,720
                                                              -----------

      Total assets                                             46,967,184
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                1,986
      Shareholder service fee                                       5,958
   Accrued expenses                                                19,102
                                                              -----------

      Total liabilities                                            27,046
                                                              -----------
NET ASSETS                                                    $46,940,138
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $47,510,692
   Accumulated undistributed net investment income                 58,291
   Accumulated net realized loss                                 (418,237)
   Net unrealized depreciation                                   (210,608)
                                                              -----------
                                                              $46,940,138
                                                              ===========

SHARES OUTSTANDING                                              5,357,662
                                                              ===========

NET ASSET VALUE PER SHARE                                     $      8.76
                                                              ===========

2             See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 117,617
   Interest                                                      62,369
                                                              ---------

      Total income                                              179,986
                                                              ---------
EXPENSES:
   Management fee (Note 2)                                       12,074
   Audit fees                                                    13,524
   Custodian and transfer agent fees                              4,271
   Registration fees                                              2,576
   Trustees fees and related expenses (Note 2)                    2,323
   Legal fees                                                     1,104
   Miscellaneous                                                    460
   Fees reimbursed by Manager (Note 2)                          (21,935)
                                                              ---------
                                                                 14,397
   Shareholder service fee                                       36,223
                                                              ---------
      Net expenses                                               50,620
                                                              ---------

            Net investment income                               129,366
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                            (112,513)
                                                              ---------
      Change in net unrealized appreciation (depreciation)
      on investments                                            507,077
                                                              ---------

         Net realized and unrealized gain                       394,564
                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 523,930
                                                              =========

              See accompanying notes to the financial statements.              3

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   129,366       $    474,944
   Net realized loss                                          (112,513)        (3,505,670)
   Change in net unrealized appreciation (depreciation)        507,077           (405,617)
                                                           -----------       ------------

   Net increase (decrease) in net assets from
    operations                                                 523,930         (3,436,343)
                                                           -----------       ------------

Distributions to shareholders from:
   Net investment income                                       (71,075)        (2,325,404)
   Net realized gains                                               --           (786,056)
                                                           -----------       ------------
                                                               (71,075)        (3,111,460)
                                                           -----------       ------------
FUND SHARE TRANSACTIONS: (NOTE 5)
   Proceeds from sale of shares                                     --         47,278,043
   Net asset value of shares issued to shareholders in
    payment of distributions declared                           70,015          3,079,622
   Cost of shares repurchased                               (8,898,329)       (36,841,075)
                                                           -----------       ------------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                 (8,828,314)        13,516,590
                                                           -----------       ------------

      Total increase (decrease) in net assets               (8,375,459)         6,968,787
NET ASSETS:
   Beginning of period                                      55,315,597         48,346,810
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $58,291 and $0,
    respectively)                                          $46,940,138       $ 55,315,597
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.68         $  9.62      $  9.92      $  9.62      $  9.63      $  9.81
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income                         0.02(b)+        0.08(b)+      0.30(b)+      0.42(b)+      0.46(b)+      0.57
   Net realized and unrealized gain
     (loss)                                      0.07           (0.54)        0.07         0.33         0.05        (0.16)
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.09           (0.46)        0.37         0.75         0.51         0.41
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.01)          (0.33)       (0.39)       (0.44)       (0.52)       (0.59)
   From net realized gains                         --           (0.15)       (0.28)       (0.01)          --           --
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.01)          (0.48)       (0.67)       (0.45)       (0.52)       (0.59)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  8.76         $  8.68      $  9.62      $  9.92      $  9.62      $  9.63
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                  1.07%**        (4.91)%       3.73%        7.91%        5.42%        4.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $46,940         $55,316      $48,347      $40,505      $43,491      $53,387
   Net expenses to average daily net
     assets                                      0.21%(c)*       0.21%(c)      0.20%(c)      0.20%(c)      0.20%(c)      0.20%
   Net investment income to average
     daily net assets                            0.54%(b)*       0.88%(b)      3.04%(b)      4.30%(b)      4.82%(b)      5.50%
   Portfolio turnover rate                          3%**           43%          91%          50%         178%          76%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.09%*          0.08%        0.12%        0.09%        0.08%        0.32%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b) Net investment income for the period ended August 31, 2003 and the years ended February 28/29, 2003, 2002, 2001 and 2000 are affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 1).
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Short-Duration Investment Fund (the "Fund") (formerly, GMO Short-Term Income Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes. The Fund is not currently accepting purchase orders for Fund shares.

      The Fund seeks to provide current income through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) 3-Month Treasury Bill Index.

      At August 31, 2003, 19.6% of the Fund was invested in the GMO Alpha LIBOR Fund and 65.5% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $3,428,863. In addition, the Fund recognized for tax, but not for financial reporting purposes, ordinary income of $1,852,605 and long-term capital gains of $330,430 from Alpha LIBOR Fund. $5,611,898 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund elected to defer to March 1, 2003 post-October losses of $104,643.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2.)

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the six months ended August 31, 2003, indirect operating expenses (excluding investment-related expenses) were .008% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .009% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $2,139. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $1,217,617 and $9,525,017, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $51,600,899           $0            $(4,789,200)    $(4,789,200)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 53.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                   August 31, 2003       Year Ended
                                                                     (Unaudited)      February 28, 2003
                                                                  ------------------  -----------------
         Shares sold                                                            --          4,944,849
         Shares issued to shareholders in reinvestment of
           distributions                                                     8,026            344,459
         Net increase (decrease)                                        (1,023,931)        (3,940,125)
                                                                    --------------     --------------
                                                                        (1,015,905)         1,349,183
         Fund shares:
           Beginning of period                                           6,373,567          5,024,384
                                                                    --------------     --------------
           End of period                                                 5,357,662          6,373,567
                                                                    ==============     ==============

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      417,874  GMO Real Estate Fund, Class III                             5,164,918
      198,930  GMO Small Cap Growth Fund, Class III                        3,763,765
      559,152  GMO Small Cap Value Fund, Class III                         7,179,511
    2,795,549  GMO U.S. Core Fund, Class III                              32,903,609
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $47,046,892)                      49,011,803
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$      10,201  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a a maturity value of
               $10,202 and an effective yield of 0.70%, collaterized
               by a U.S. Treasury Bill with a rate of 1.175%, maturity
               date of 9/25/03 and market value of $10,775.                   10,201
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $10,201)                    10,201
                                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $47,057,093)                                         49,022,004

               Other Assets and Liabilities (net) -- (0.0%)                  (12,913)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 49,009,091
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $47,057,093) (Note 1)          $49,022,004
   Receivable for expenses reimbursed by Manager (Note 2)          20,678
                                                              -----------

      Total assets                                             49,042,682
                                                              -----------

LIABILITIES:
   Due to custodian                                                   175
   Payable to affiliate for (Note 2):
      Management fee                                               12,384
      Shareholder service fee                                       5,629
   Accrued expenses                                                15,403
                                                              -----------

      Total liabilities                                            33,591
                                                              -----------
NET ASSETS                                                    $49,009,091
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $47,524,387
   Accumulated undistributed net investment income                320,643
   Accumulated net realized loss                                 (800,850)
   Net unrealized appreciation                                  1,964,911
                                                              -----------
                                                              $49,009,091
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $49,009,091
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    8,948,825
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      5.48
                                                              ===========

2             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  320,268
   Interest                                                        1,719
                                                              ----------

      Total income                                               321,987
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        39,342
   Audit fees                                                     10,304
   Registration fees                                               2,300
   Custodian and transfer agent fees                               1,879
   Legal fees                                                        274
   Trustees fees and related expenses (Note 2)                       154
   Miscellaneous                                                     183
   Fees reimbursed by Manager (Note 2)                           (14,943)
                                                              ----------
                                                                  39,493
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                           (39,339)
                                                              ----------
                                                                     154
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   17,883
   Shareholder service fee waived (Note 2) - Class III           (17,883)
                                                              ----------
      Net expenses                                                   154
                                                              ----------

            Net investment income                                321,833
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (601,962)
      Realized gains distributions from investment company
      shares                                                       7,018
                                                              ----------

         Net realized loss on investments                       (594,944)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                4,246,305
                                                              ----------

      Net realized and unrealized gain                         3,651,361
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $3,973,194
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   321,833        $   127,210
   Net realized gain (loss)                                   (594,944)           531,618
   Change in net unrealized appreciation (depreciation)      4,246,305         (2,256,923)
                                                           -----------        -----------

   Net increase (decrease) in net assets from
    operations                                               3,973,194         (1,598,095)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (134,596)            (6,056)
   Net realized gains
      Class III                                               (560,818)                --
                                                           -----------        -----------

                                                              (695,414)            (6,056)
                                                           -----------        -----------
   Net share transactions (Note 5):
      Class III                                             32,586,979         14,478,433
                                                           -----------        -----------
   Net increase in net assets resulting from Fund share
    transactions                                            32,586,979         14,478,433
                                                           -----------        -----------

      Total increase in net assets                          35,864,759         12,874,282
NET ASSETS:
   Beginning of period                                      13,144,332            270,050
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $320,643 and $133,406,
    respectively)                                          $49,009,091        $13,144,332
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001        2000        1999
                                          ----------------  -----------  -----------  ----------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  4.53         $  5.45      $ 5.11       $ 4.84      $ 4.63      $  8.53
                                              -------         -------      ------       ------      ------      -------

Income from investment operations:
   Net investment income(a)+                     0.07            0.09        0.11         0.14        0.09         0.10
   Net realized and unrealized gain
     (loss)                                      0.98           (1.00)       0.39         0.35        0.54         0.27
                                              -------         -------      ------       ------      ------      -------

      Total from investment operations           1.05           (0.91)       0.50         0.49        0.63         0.37
                                              -------         -------      ------       ------      ------      -------

Less distributions to shareholders:
   From net investment income                   (0.02)          (0.01)      (0.16)       (0.17)      (0.23)       (0.25)
   From net realized gains                      (0.08)             --          --        (0.05)      (0.19)       (4.02)
                                              -------         -------      ------       ------      ------      -------

      Total distributions                       (0.10)          (0.01)      (0.16)       (0.22)      (0.42)       (4.27)
                                              -------         -------      ------       ------      ------      -------
NET ASSET VALUE, END OF PERIOD                $  5.48         $  4.53      $ 5.45       $ 5.11      $ 4.84      $  4.63
                                              =======         =======      ======       ======      ======      =======
TOTAL RETURN(b)                                 23.06%**       (16.78)%      9.80%       10.14%      13.35%        3.13%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $49,009         $13,144      $  270       $  253      $1,602      $16,830
   Net expenses to average daily net
     assets(d)                                   0.00%*(c)       0.02%       0.00%(c)     0.00%       0.00%        0.00%
   Net investment income to average
     daily net assets(a)                         2.70%*          1.93%       1.99%        2.71%       1.85%        1.51%
   Portfolio turnover rate                          5%**           24%          2%          35%         22%          16%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.61%*          0.88%       8.97%        3.05%       0.52%        0.57%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $0.00(e)             --          --           --          --           --

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (c)  Net expenses were less than 0.01%.
 (d) Net expenses exclude expenses incurred indirectly through investments in underlying funds. (See Note 1)
 (e)  Purchase and redemption fees were less than $0.01.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the Russell 3000 Index through investment in common stocks, either directly or through investment in shares of other Funds of the Trust. The Fund invests in Class III shares of other Funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of the underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $55,779 and $97,318 expiring in 2009 and 2011, respectively.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Dividends representing a return of capital are reflected as a reduction of cost. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2.)

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective June 30, 2003, the Fund began to charge purchase premiums and redemption fees of Fund shares. The premiums on cash purchases and fees on redemption of Fund shares is 0.15% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003, the Fund received $18,302 in purchase premiums. There is no premium for reinvested distributions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended
      August 31, 2003, the shareholder service fees incurred indirectly by the Fund were .150% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expenses and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, and fund expenses (as defined above), incurred indirectly by the Fund through investment in underlying Funds, exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .33% of the Fund's average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) and investment-related expenses incurred indirectly by the Fund through investment in underlying Funds may exceed .33% of the Fund's average daily net assets. For the six months ended August 31, 2003, operating expenses (excluding shareholder service fees) incurred indirectly by the Fund were .340% of the Fund's average daily net assets, and the Fund did not incur any indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2003 was $152. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $33,581,286 and $1,359,000, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $47,349,866       $1,672,138        $       --       $1,672,138

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 88.7% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003            Year Ended
                                                             (Unaudited)          February 28, 2003
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    5,999,878  $32,341,565  2,852,744  $14,472,377
         Shares issued to shareholders in
           reinvestment of distributions                  129,259      695,414      1,214        6,056
         Shares repurchased                               (83,799)    (450,000)        --           --
                                                        ---------  -----------  ---------  -----------
         Net increase                                   6,045,338  $32,586,979  2,853,958  $14,478,433
                                                        =========  ===========  =========  ===========

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.6%
               AUTO & TRANSPORTATION -- 1.9%
        4,800  Airtran Holdings Inc*                                          64,464
        2,400  American Axle & Manufacturing Holdings Inc*                    78,000
        3,400  ArvinMeritor Inc                                               63,988
        6,200  Atlantic Coast Airlines Holdings*                              49,538
        4,300  Coachmen Industries Inc                                        56,201
        5,300  EGL Inc*                                                       93,916
        1,400  Landstar System Inc*                                           86,394
        1,500  Superior Industries International Inc                          64,905
        1,400  Thor Industries Inc                                            75,866
        1,900  Tidewater Inc                                                  54,568
                                                                        ------------
                                                                             687,840
                                                                        ------------
               CONSUMER DISCRETIONARY -- 26.3%
        5,500  Abercrombie & Fitch Co, Class A*                              167,420
        3,100  Advance Auto Parts*                                           231,415
        5,100  Aeropostale Inc*                                              143,157
        5,900  American Eagle Outfitters Inc*                                101,244
        1,400  American Woodmark Corp                                         71,316
        6,650  Applebees International Inc                                   213,731
        1,800  Ask Jeeves Inc*                                                32,778
        5,200  Bally Total Fitness Holding Corp*                              50,336
        3,900  Bebe Stores Inc*                                               89,934
          920  Benihana Inc*                                                  11,390
        4,400  BJ's Wholesale Club Inc*                                       96,096
        3,200  Blyth Inc                                                      89,856
        1,500  Bob Evans Farms Inc                                            40,545
        1,700  Boyd Gaming Corp                                               26,095
        4,500  Callaway Golf Co                                               67,635
        6,400  Career Education Corp*                                        288,832
        3,900  Catalina Marketing Corp*                                       54,249
        4,100  CBRL Group Inc                                                143,008
        2,500  Central Garden and Pet Co*                                     69,575
        5,850  Chicos FAS Inc*                                               190,066
        3,400  Children's Place*                                              70,584
        2,200  Choice Hotels International Inc*                               71,500
        6,000  Claire's Stores Inc                                           207,300
        8,500  CNET Networks Inc*                                             71,570
        6,100  Coach Inc*                                                    354,044

              See accompanying notes to the financial statements.              1

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        3,600  Columbia Sportswear Co*                                       183,600
        3,900  Corinthian Colleges Inc*                                      224,445
        2,700  Corrections Corp of America, REIT*                             62,100
        2,500  Cost Plus Inc*                                                100,600
        2,000  Devry Inc*                                                     51,900
        3,200  Dover Motorsports Inc                                          13,696
       15,100  EarthLink Inc*                                                114,609
        1,900  Education Management Corp*                                    116,204
        2,300  Ethan Allen Interiors Inc                                      89,033
        4,200  Fisher Scientific International*                              164,724
        3,200  Fossil Inc*                                                    89,792
        4,200  Fred's Inc                                                    150,150
        5,250  FTI Consulting Inc*                                           131,250
        5,200  G TECH Holdings Corp                                          220,376
        3,300  Genesco Inc*                                                   57,981
        3,100  Getty Images Inc*                                             126,480
        5,400  Hollywood Entertainment Corp*                                  93,798
        1,600  Ihop Corp                                                      56,384
        3,000  Isle of Capris Casinos Inc*                                    56,400
        5,500  ITT Educational Services Inc*                                 238,425
        2,600  J Jill Group Inc*                                              38,766
        3,200  Jack in the Box Inc*                                           67,808
        2,700  Jarden Corp*                                                   88,749
        2,400  Jo-Ann Stores Inc*                                             72,480
        1,000  K-Swiss Inc, Class A                                           39,740
        1,800  Kenneth Cole Productions                                       48,582
        1,800  Maximus Inc*                                                   64,476
        1,600  Meredith Corp                                                  75,872
        3,700  Movie Gallery Inc*                                             79,217
        6,300  MPS Group Inc*                                                 60,165
        4,363  Nautilus Group Inc                                             51,041
        6,100  Oakley Inc*                                                    66,429
        3,000  Outback Steakhouse Inc                                        115,950
        5,350  Pacific Sunwear of California*                                180,830
        2,300  Papa Johns International Inc*                                  57,960
        4,200  Payless ShoeSource Inc*                                        61,908
        2,400  PF Chang's China Bistro Inc*                                  111,600
        4,000  Pier 1 Imports Inc                                             82,280
        2,100  Pixar Inc*                                                    152,943
        1,800  Pre-Paid Legal Services Inc*                                   40,356

2             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        6,800  Quiksilver Inc*                                               123,420
        4,100  Reader's Digest Association Inc                                49,897
        4,700  Reebok International Ltd                                      157,215
        2,400  Regal Entertainment Group                                      46,200
        3,900  Regis Corp                                                    134,901
        3,900  Rent-A-Center Inc*                                            313,443
        2,700  Ross Stores Inc                                               136,026
        4,100  Ruby Tuesday Inc                                               93,357
        2,400  Sharper Image Corp*                                            67,824
        3,700  Sinclair Broadcast Group, Class A*                             41,181
        5,100  Skechers U.S.A. Inc*                                           39,015
        2,300  Sonic Automotive Inc*                                          63,250
        4,200  Station Casinos Inc                                           124,950
        2,300  Steven Madden Ltd*                                             48,070
        3,400  Take-Two Interactive Software*                                101,218
        6,200  TeleTech Holdings Inc*                                         32,426
        9,300  Tivo Inc*                                                     101,091
        3,200  Too Inc*                                                       51,904
        5,200  Topps Inc (The)                                                46,488
        5,000  Tractor Supply Co*                                            172,500
        3,200  United Online Inc*                                            121,952
        2,600  United Stationers Inc*                                        105,664
        2,300  Urban Outfitters Inc*                                         112,769
       16,500  VeriSign Inc*                                                 247,005
        1,300  Waste Connections Inc*                                         45,799
        2,600  West Corp*                                                     64,480
                                                                        ------------
                                                                           9,494,820
                                                                        ------------
               CONSUMER STAPLES -- 1.0%
        4,400  Chiquita Brands International*                                 79,684
        3,400  Constellation Brands Inc, Class A*                             97,750
        2,500  JM Smucker Co                                                 101,200
        1,700  Natures Sunshine Products Inc                                  14,399
        1,600  The Dial Corp                                                  32,432
        1,100  Universal Corp                                                 46,090
                                                                        ------------
                                                                             371,555
                                                                        ------------
               FINANCIAL SERVICES -- 10.0%
        3,400  American Home Mortgage Holdings Inc                            54,570

              See accompanying notes to the financial statements.              3

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        9,800  Americredit*                                                  105,154
       17,800  Ameritrade Holding Corp*                                      193,486
        3,400  Bank of Hawaii Corp                                           115,260
       12,400  Checkfree Corp*                                               284,952
        2,200  Chelsea Property Group Inc                                    101,090
        6,400  CompuCredit Corp*                                              93,888
        3,200  Doral Financial Corp                                          131,360
          800  East West Bancorp Inc                                          35,488
        4,600  eSPEED Inc*                                                   104,880
        3,800  Factset Research Systems Inc                                  184,490
        3,500  Fair Isaac Corp                                               205,100
        6,400  Fidelity National Financial Inc                               184,960
        2,300  First Midwest Bancorp Inc                                      70,150
        4,700  First Niagara Financial Group Inc                              70,641
        9,100  Flagstar Bancorp Inc                                          177,723
        7,400  Fremont General Corp                                           95,312
        2,500  Gallagher (Arthur J) and Co                                    67,500
        1,300  General Growth Properties, REIT                                90,155
        2,800  Investment Technology Group Inc*                               51,072
        3,100  Irwin Financial Corp                                           69,781
       10,300  Knight Trading Group Inc*                                      95,481
        1,300  Mcgrath Rentcorp                                               36,010
        6,500  New Century Financial Corp                                    158,405
        5,282  New York Community Bancorp Inc                                162,474
        2,500  Nuveen Investments Inc                                         65,175
        1,600  Pacific Capital Bancorp                                        52,864
        2,300  Provident Financial Group                                      61,433
       15,200  Providian Financial Corp*                                     155,800
        3,000  Sandy Spring Bancorp Inc                                      101,400
          400  Southwest Bancorp of Texas Inc                                 14,784
        1,300  Triad Guaranty Inc*                                            60,411
        4,900  UCBH Holdings Inc                                             156,751
                                                                        ------------
                                                                           3,608,000
                                                                        ------------
               HEALTH CARE -- 22.0%
        1,800  Able Laboratories Inc*                                         42,822
        4,400  Adolor Corp*                                                   62,656
        2,550  Advanced Neuromodulation Systems Inc*                          96,900
        6,200  AdvancePCS*                                                   249,116
        3,700  Allos Therapeutics*                                            11,618

4             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
        6,000  American Pharmaceutical Partners Inc*                         285,840
        5,500  Amylin Pharmaceuticals Inc*                                   157,025
        2,700  Apogent Technologies Inc*                                      58,968
        2,300  Aspect Medical Systems Inc*                                    23,575
        5,500  AVI BioPharma Inc*                                             30,470
        4,200  Barr Laboratories Inc*                                        284,214
        4,800  Biolase Technology Inc*                                        56,016
        6,200  BioMarin Pharmaceuticals Inc*                                  58,590
        2,700  Biosite Inc*                                                  125,280
        6,800  Celgene Corp*                                                 261,732
        6,400  Cell Therapeutics Inc*                                         69,952
        2,500  Centene Corp*                                                  70,000
        1,800  Charles River Laboratories International Inc*                  64,350
        3,400  Chattem Inc*                                                   45,934
        2,400  CIMA Labs Inc*                                                 64,776
        3,000  Cooper Cos Inc                                                111,270
        5,200  Covance Inc*                                                  108,420
        6,100  Coventry Health Care Inc*                                     286,334
        2,200  Curative Health Services Inc*                                  37,730
        2,700  Cyberonics*                                                    74,331
        7,100  Cytyc Corp*                                                    92,868
        2,100  Digene Corp*                                                   79,821
        6,000  Endo Pharmaceuticals Holdings Inc*                            101,700
        4,200  eResearch Technology Inc*                                     133,812
        3,100  First Health Group Corp*                                       81,282
        3,900  Hanger Orthopedic Group Inc*                                   54,405
        3,200  Hologic Inc*                                                   52,800
        3,100  ICN Pharmaceuticals Inc                                        54,250
        2,900  ICOS Corp*                                                    112,926
        3,100  IDEXX Laboratories Inc*                                       128,991
        1,200  Imclone Systems Inc*                                           50,436
        1,800  Immucor Inc*                                                   45,000
        4,300  Invitrogen Corp*                                              247,981
       10,500  Ivax Corp*                                                    207,900
        1,800  Kensey Nash Corp*                                              50,130
        2,400  Kos Pharmaceuticals Inc*                                       90,480
        2,100  LabOne Inc*                                                    48,153
        5,300  Lincare Holdings Inc*                                         183,539
        5,000  Medicines Co*                                                 143,250
        1,600  Medicis Pharmaceutical Corp                                    97,728

              See accompanying notes to the financial statements.              5

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
        4,400  Mentor Corp                                                   101,684
        3,100  MGI Pharma Inc*                                               119,629
        3,900  Mid Atlantic Medical Services Inc*                            191,334
        1,700  Neurocrine Biosciences Inc*                                    90,967
        4,800  Odyssey HealthCare Inc*                                       147,024
        1,800  Pediatrix Medical Group Inc*                                   80,496
        4,100  Pharmaceutical Product Development Inc*                       104,591
        5,700  Pharmaceutical Resources Inc*                                 318,858
        2,000  PolyMedica Corp                                                90,040
        3,200  Renal Care Group Inc*                                         116,192
        2,300  ResMed Inc*                                                    99,590
        4,600  Sepracor Inc*                                                 123,832
        3,300  Sierra Health Services Inc*                                    64,383
        4,000  Stericycle Inc*                                               191,960
        8,900  Steris Corp*                                                  208,438
        6,700  Thoratec Corp*                                                100,567
        3,200  United Surgical Partners International Inc*                    83,072
        1,000  Universal Health Services, Class B*                            49,780
        5,600  Varian Medical Systems Inc*                                   312,760
        4,500  VitalWorks Inc*                                                22,545
        7,700  Watson Pharmaceutical Inc*                                    316,470
       21,100  WebMD Corp*                                                   217,330
                                                                        ------------
                                                                           7,946,913
                                                                        ------------
               MATERIALS & PROCESSING -- 1.0%
        4,700  Energizer Holdings Inc*                                       172,866
        1,200  Great Lakes Chemical Corp                                      25,428
        1,500  Olin Corp                                                      27,315
        1,600  Royal Gold Inc                                                 39,152
        2,300  Trex Company Inc*                                              83,260
        1,600  WCI Communities Inc*                                           24,688
                                                                        ------------
                                                                             372,709
                                                                        ------------
               OTHER -- 0.4%
        2,500  FMC Corp*                                                      62,225
        2,400  Lancaster Colony Corp                                          95,448
                                                                        ------------
                                                                             157,673
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OTHER ENERGY -- 3.7%
       24,000  Chesapeake Energy Corp                                        260,160
        2,600  Clayton Williams Energy Inc*                                   52,598
           64  Cross Timbers Royalty Trust                                     1,422
        7,400  Denbury Resources Inc*                                         97,310
        2,200  Evergreen Resources Inc*                                      122,914
        3,812  Patina Oil & Gas Corp                                         141,235
        2,500  Peabody Energy Corp                                            79,125
        5,000  Pogo Producing Co                                             229,800
        3,900  Reliant Resources Inc*                                         18,018
        1,500  Stone Energy Corp*                                             58,050
        1,100  Varco International Inc*                                       18,975
        4,700  Vintage Petroleum Inc                                          52,546
        8,600  XTO Energy Inc                                                180,514
                                                                        ------------
                                                                           1,312,667
                                                                        ------------
               PRODUCER DURABLES -- 3.9%
       15,200  American Tower Corp*                                          172,976
        1,700  Ametek Inc                                                     71,332
        2,400  Cohu Inc                                                       53,040
       13,900  Crown Castle International Corp*                              149,425
        1,100  Donaldson Co Inc                                               60,390
        2,600  Engineered Support Systems                                    152,516
        2,300  Hovnanian Enterprises Inc*                                    141,841
        4,400  Interdigital Communications Corp*                              78,100
        1,800  Manitowoc Co                                                   45,990
        1,700  Meritage Corporation*                                          76,432
          500  NVR Inc*                                                      216,750
        3,700  Plantronics Inc*                                               93,499
        3,200  Rayovac Corp*                                                  44,736
        3,500  Somera Communications Inc*                                      5,845
        7,200  Zomax Inc*                                                     30,600
                                                                        ------------
                                                                           1,393,472
                                                                        ------------
               TECHNOLOGY -- 21.6%
        9,400  Adaptec Inc*                                                   68,714
        5,100  Adtran Inc                                                    279,480
        3,400  American Management Systems Inc*                               48,790
        1,600  Analogic Corp                                                  82,416
        1,800  Ansys Inc*                                                     63,720

              See accompanying notes to the financial statements.              7

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        3,100  Artisan Components Inc*                                        65,875
        4,400  Avid Technology Inc*                                          218,460
        2,900  Avocent Corp*                                                  84,680
        2,000  Black Box Corp                                                 94,200
        8,000  Ceridian Corp*                                                155,520
        6,300  Ciber Inc*                                                     67,158
       46,200  Ciena Corp*                                                   300,300
       15,600  Citrix Systems Inc*                                           321,204
        7,000  Cognizant Technology Solutions Corp*                          243,810
       11,800  Compuware Corp*                                                70,210
       11,000  Comverse Technology Inc*                                      181,390
       12,000  Cray Inc*                                                     152,040
       11,200  Cree Inc*                                                     177,184
        3,600  Digital River Inc*                                             96,048
        3,000  Electronics for Imaging Inc*                                   64,260
       15,700  Foundry Networks Inc*                                         305,365
       11,800  GlobespanVirata Inc*                                           89,798
        3,300  Hutchinson Technology Inc*                                    104,379
        1,200  Imation Corp                                                   43,140
        1,239  InterActiveCorp*                                               45,855
        2,100  Invision Technologies Inc*                                     52,836
       24,500  Juniper Networks Inc*                                         421,890
        6,400  Macromedia Inc*                                               152,576
       16,800  Maxtor Corp*                                                  192,024
       12,000  McDATA Corp*                                                  121,800
        4,000  Mercury Computer Systems Inc*                                  88,000
        4,900  Microsemi Corp*                                                96,873
        2,200  MicroStrategy Inc*                                             89,012
        9,200  NetScreen Technologies Inc*                                   220,156
        3,400  Omnivision Technologies*                                      150,926
        2,600  OSI Systems Inc*                                               39,832
        1,600  Overland Storage Inc*                                          25,920
        8,600  PerkinElmer Inc                                               142,244
        6,800  Pixelworks Inc*                                                64,396
        8,400  PMC-Sierra Inc*                                               119,784
        2,900  QRS Corp*                                                      24,795
        4,500  Quadramed Corp*                                                10,350
       10,000  Rambus Inc*                                                   166,600
        3,900  RSA Security Inc*                                              47,112
        5,500  Sandisk Corp*                                                 332,530

8             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        3,800  ScanSoft Inc*                                                  16,720
        1,600  Siliconix Inc*                                                 83,360
       15,600  Skyworks Solutions Inc*                                       176,904
       29,200  Sonus Networks Inc*                                           207,320
        2,800  SPSS Inc*                                                      54,292
        1,400  SRA International Inc*                                         50,918
        3,700  Storage Technology Corp*                                       94,757
        1,700  Stratasys Inc*                                                 69,190
        2,800  Supertex Inc*                                                  51,856
        6,100  Syntel Inc                                                    155,361
        1,600  Talx Corp                                                      33,858
        7,600  Tekelec*                                                      132,848
        4,600  Trident Microsystems Inc*                                      59,570
        3,800  Trimble Navigation Ltd*                                       101,650
        5,800  Utstarcom Inc*                                                249,168
       22,600  Western Digital Corp*                                         259,674
                                                                        ------------
                                                                           7,781,098
                                                                        ------------
               UTILITIES -- 3.8%
       20,500  AES Corp*                                                     132,840
        6,100  Boston Communications Group*                                   82,045
        9,300  Cablevision Systems Corp, Class A*                            187,395
       18,600  Cincinnati Bell Inc*                                          105,090
       15,600  Citizens Communications Co*                                   177,840
        2,300  Commonwealth Telephone Enterprises Inc*                        90,758
        4,200  Energen Corp                                                  149,856
        2,200  IDT Corp*                                                      38,544
       13,700  Nextel Partners Inc*                                          112,751
        4,850  UGI Corp                                                      148,168
        7,500  Western Wireless Corp*                                        138,600
                                                                        ------------
                                                                           1,363,887
                                                                        ------------

               TOTAL COMMON STOCKS (COST $28,231,976)                     34,490,634
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.1%
               TECHNOLOGY -- 0.1%
          806  InterActiveCorp Warrants, Expires 2/04/09*                     39,252
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $5,846)                        39,252
                                                                        ------------

              See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 11.2%
               CASH EQUIVALENTS -- 6.9%
      573,858  Dreyfus Money Market Fund(a)                                  573,858
$   1,341,850  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                     1,341,850
      553,513  Merrimac Money Market Fund(a)                                 553,513
                                                                        ------------
                                                                           2,469,221
                                                                        ------------
               U.S. GOVERNMENT -- 0.3%
$     100,000  U.S. Treasury Bill, 0.93%, due 10/23/03(b)                     99,828
                                                                        ------------
               REPURCHASE AGREEMENTS -- 4.0%
$   1,458,779  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $1,458,892 and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03 and a market value of
               $1,493,791.                                                 1,458,779
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $4,027,828)              4,027,828
                                                                        ------------
               TOTAL INVESTMENTS -- 106.9%
               (Cost $32,265,650)                                         38,557,714

               Other Assets and Liabilities (net) -- (6.9%)               (2,474,688)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 36,083,026
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

10            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,379,330 (cost $32,265,650) (Note 1)                    $38,557,714
   Dividends and interest receivable                               18,305
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 6,900
   Receivable for expenses reimbursed by Manager (Note 2)           7,285
                                                              -----------

      Total assets                                             38,590,204
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            2,469,221
   Payable to affiliate for (Note 2):
      Management fee                                                9,569
      Shareholder service fee                                       4,350
   Accrued expenses                                                24,038
                                                              -----------

      Total liabilities                                         2,507,178
                                                              -----------
NET ASSETS                                                    $36,083,026
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $33,516,657
   Accumulated undistributed net investment income                 28,241
   Accumulated net realized loss                               (3,823,043)
   Net unrealized appreciation                                  6,361,171
                                                              -----------
                                                              $36,083,026
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $36,083,026
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,906,701
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     18.92
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $103)               $   81,367
   Interest (including securities lending income of $10,526)      12,787
                                                              ----------

      Total income                                                94,154
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        44,194
   Audit fees                                                     18,216
   Custodian and transfer agent fees                              15,589
   Registration fees                                                 828
   Legal fees                                                        368
   Trustees fees and related expenses (Note 2)                       204
   Miscellaneous                                                     184
   Fees reimbursed by Manager (Note 2)                           (35,185)
                                                              ----------
                                                                  44,398
   Shareholder service fee (Note 2) - Class III                   20,088
                                                              ----------
      Net expenses                                                64,486
                                                              ----------

            Net investment income                                 29,668
                                                              ----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                              1,794,159
      Closed futures contracts                                    74,568
                                                              ----------

         Net realized gain                                     1,868,727
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              6,583,529
      Open futures contracts                                      70,368
                                                              ----------

         Net unrealized gain                                   6,653,897
                                                              ----------

      Net realized and unrealized gain                         8,522,624
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $8,552,292
                                                              ==========

12            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                            $    29,668        $    (8,876)
   Net realized gain (loss)                                  1,868,727         (1,478,297)
   Change in net unrealized appreciation (depreciation)      6,653,897         (1,379,882)
                                                           -----------        -----------

   Net increase (decrease) in net assets from
    operations                                               8,552,292         (2,867,055)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                 (1,427)                --
                                                           -----------        -----------
      Total distributions from net investment income            (1,427)                --
                                                           -----------        -----------
   Net share transactions (Note 5):
      Class III                                              9,863,388          3,486,588
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                             9,863,388          3,486,588
                                                           -----------        -----------

      Total increase in net assets                          18,414,253            619,533
NET ASSETS:
   Beginning of period                                      17,668,773         17,049,240
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $28,241 and $0,
    respectively)                                          $36,083,026        $17,668,773
                                                           ===========        ===========

              See accompanying notes to the financial statements.             13

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                       SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2003   ------------------------------------------------------------------------
                                         (UNAUDITED)        2003         2002          2001++          2000++          1999++
                                       ----------------  -----------  -----------  --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 13.52         $ 16.48      $ 19.08     $     168.70      $ 108.80        $ 122.80
                                           -------         -------      -------     ------------      --------        --------

Income from investment operations:
   Net investment income (loss)               0.02+          (0.01)+       0.01+           (0.04)         0.10            0.30
   Net realized and unrealized gain
     (loss)                                   5.38           (2.95)       (1.12)          (37.26)        70.20           (9.80)
                                           -------         -------      -------     ------------      --------        --------
      Total from investment
        operations                            5.40           (2.96)       (1.11)          (37.30)        70.30           (9.50)
                                           -------         -------      -------     ------------      --------        --------

Less distributions to shareholders:
   From net investment income                (0.00)(c)          --           --               --         (0.30)          (0.20)
   From net realized gains                      --              --        (1.49)         (112.32)       (10.10)          (4.30)
                                           -------         -------      -------     ------------      --------        --------
      Total distributions                       --              --        (1.49)         (112.32)       (10.40)          (4.50)
                                           -------         -------      -------     ------------      --------        --------
NET ASSET VALUE, END OF PERIOD             $ 18.92         $ 13.52      $ 16.48     $      19.08      $ 168.70        $ 108.80
                                           =======         =======      =======     ============      ========        ========
TOTAL RETURN(a)                              39.95%*        (17.96)%      (6.36)%         (33.14)%       67.27%          (8.20)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $36,083         $17,669      $17,049     $     19,957      $137,290        $129,983
   Net expenses to average daily net
     assets                                   0.48%**         0.49%        0.48%            0.48%         0.48%           0.48%
   Net investment income (loss) to
     average daily net assets                 0.22%**        (0.06)%       0.07%           (0.09)%        0.09%           0.21%
   Portfolio turnover rate                      45%*           116%         118%             147%          122%            113%
   Fees and expenses reimbursed by
     the Manager to average daily net
     assets:                                  0.26%**         0.37%        0.33%            0.19%         0.11%           0.23%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                     $  0.06         $  0.03      $  0.02     $       0.87           N/A             N/A

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 (c)  Distributions from net investment income was less than $0.01.
 +    Calculated using average shares outstanding throughout the period.
 ++ Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.
 *    Not Annualized.
 **   Annualized.

14            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003, there were no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $2,379,330 collateralized by cash in the amount of $2,469,221, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $3,602,582 expiring in 2010 and $1,513,997 expiring in 2011. The Fund elected to defer to March 1, 2003 post-October losses of $511,521.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the Fund received $70,186 and $25,921 in purchase premiums and $20,925 and $8,521 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $204. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $20,420,056 and $11,305,793, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $32,335,195       $6,888,220        $(665,701)       $6,222,519

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 59.3% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2003          Year Ended
                                                             (Unaudited)         February 28, 2003
                                                        ---------------------  ---------------------
                                                         Shares     Amount      Shares     Amount
         Class III:                                     --------  -----------  --------  -----------
         Shares sold                                     862,221  $14,187,190   373,781  $ 5,184,289
         Shares issued to shareholders
           in reinvestment of distributions                   84        1,198        --           --
         Shares repurchased                             (262,165)  (4,325,000) (101,766)  (1,697,701)
                                                        --------  -----------  --------  -----------
         Net increase                                    600,140  $ 9,863,388   272,015  $ 3,486,588
                                                        ========  ===========  ========  ===========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FINANCIAL FUTURES

         Number of                                           Contract    Net Unrealized
         Contracts        Type           Expiration Date       Value      Appreciation
         ---------  -----------------  -------------------  -----------  --------------

           Buys
               4    Russell 2000       September 2003        $994,900       $69,107
                                                                            =======

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 24.7%
                CORPORATE DEBT -- 1.5%
     2,500,000  Bank Austria AG, 144A, 7.25%, due 02/15/17                    2,887,000
                                                                         --------------
                FOREIGN GOVERNMENT OBLIGATIONS -- 3.5%
    24,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)              6,510,086
                                                                         --------------
                U.S. GOVERNMENT -- 2.1%
     1,091,740  U.S. Treasury Inflation Indexed Note, 4.25%, due
                  01/15/10                                                    1,250,213
     2,352,000  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09(b)                                                 2,628,360
                                                                         --------------
                                                                              3,878,573
                                                                         --------------
                U.S. GOVERNMENT AGENCY -- 17.6%
    10,000,000  Agency for International Development Floater (Support
                  of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 1.21%, due
                  02/01/27                                                    9,850,000
     5,750,000  Agency for International Development Floater (Support
                  of Jamaica), Variable Rate, 6 mo. LIBOR + .30%,
                  1.51%, due 12/01/14                                         5,750,000
     5,030,935  Agency for International Development Floater (Support
                  of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill
                  + .75%, 1.81%, due 03/30/19                                 5,005,781
     6,255,000  Agency for International Development Floater (Support
                  of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%,
                  1.41%, due 06/15/12                                         6,239,362
     6,233,336  Agency for International Development Floater (Support
                  of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                  x 115%, 1.06%, due 01/01/12                                 6,147,628
                                                                         --------------
                                                                             32,992,771
                                                                         --------------

                TOTAL DEBT OBLIGATIONS (COST $45,037,750)                    46,268,430
                                                                         --------------
                MUTUAL FUNDS -- 71.5%
        24,511  GMO Alpha LIBOR Fund                                            592,182
     5,302,891  GMO Short-Duration Collateral Fund                          133,685,885
                                                                         --------------
                TOTAL MUTUAL FUNDS (COST $133,809,072)                      134,278,067
                                                                         --------------
                PREFERRED STOCKS -- 3.0%
                BANKING -- 3.0%
        10,000  Home Ownership Funding 2 Preferred 144A, 13.338%              5,576,260
                                                                         --------------

                TOTAL PREFERRED STOCKS (COST $6,358,144)                      5,576,260
                                                                         --------------

              See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 0.7%
                CASH EQUIVALENTS -- 0.7%
     1,318,550  Merrimac Cash Fund                                            1,318,550
                                                                         --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $1,318,550)                1,318,550
                                                                         --------------
                TOTAL INVESTMENTS -- 99.9%
                (Cost $186,523,516)                                         187,441,307

                Other Assets and Liabilities (net) -- 0.1%                      256,898
                                                                         --------------
                TOTAL NET ASSETS -- 100.0%                               $  187,698,205
                                                                         ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2003, which are subject to change based on the terms of the security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $186,523,516) (Note 1)         $187,441,307
   Receivable for Fund shares sold                               2,231,000
   Interest receivable                                             223,747
   Net receivable for open swap contracts (Notes 1 and 6)          422,937
   Receivable for expenses reimbursed by Manager (Note 2)            6,851
                                                              ------------

      Total assets                                             190,325,842
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             2,500,000
   Payable to affiliate for (Note 2):
      Management fee                                                14,913
      Shareholder service fee                                       22,370
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 65,707
   Accrued expenses                                                 24,647
                                                              ------------

      Total liabilities                                          2,627,637
                                                              ------------
NET ASSETS                                                    $187,698,205
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $187,947,920
   Accumulated undistributed net investment income                 598,577
   Accumulated net realized loss                                (2,971,433)
   Net unrealized appreciation                                   2,123,141
                                                              ------------
                                                              $187,698,205
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $187,698,205
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    19,218,894
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.77
                                                              ============

              See accompanying notes to the financial statements.              3

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $   640,002
   Interest                                                       590,632
                                                              -----------

         Total income                                           1,230,634
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         73,003
   Audit fees                                                      18,308
   Custodian and transfer agent fees                               12,177
   Legal fees                                                       3,312
   Registration fees                                                2,208
   Trustees fees and related expenses (Note 2)                      1,293
   Miscellaneous                                                    1,012
   Fees reimbursed by Manager (Note 2)                            (36,189)
                                                              -----------
                                                                   75,124
   Shareholder service fee (Note 2) - Class III                   109,520
                                                              -----------
      Net expenses                                                184,644
                                                              -----------

         Net investment income                                  1,045,990
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                 102,206
      Closed futures contracts                                 (1,302,639)
      Closed swap contracts                                    (1,596,731)
                                                              -----------

         Net realized loss                                     (2,797,164)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                (911,992)
      Open futures contracts                                      232,987
      Open swap contracts                                         595,732
                                                              -----------

         Net unrealized loss                                      (83,273)
                                                              -----------

      Net realized and unrealized loss                         (2,880,437)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,834,447)
                                                              ===========

4             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,045,990      $  3,001,859
   Net realized gain (loss)                                  (2,797,164)        8,132,745
   Change in net unrealized appreciation (depreciation)         (83,273)        1,064,216
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               (1,834,447)       12,198,820
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (773,128)       (3,105,892)
   Net realized gains
      Class III                                              (3,267,721)       (4,216,075)
                                                           ------------      ------------
                                                             (4,040,849)       (7,321,967)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              80,350,590       (46,654,360)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       80,350,590       (46,654,360)
                                                           ------------      ------------

      Total increase (decrease) in net assets                74,475,294       (41,777,507)
NET ASSETS:
   Beginning of period                                      113,222,911       155,000,418
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $598,577 and $325,715,
    respectively)                                          $187,698,205      $113,222,911
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001(C)       2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.08       $   9.68     $   9.98     $   9.23     $   9.65     $  10.26
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(d)                       0.07+          0.25+        0.43+        0.61+        0.60         0.68
   Net realized and unrealized gain
     (loss)                                      (0.13)          0.83         0.20         0.72        (0.42)       (0.15)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations           (0.06)          1.08         0.63         1.33         0.18         0.53
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.27)       (0.50)       (0.58)       (0.58)       (0.68)
   From net realized gains                       (0.20)         (0.41)       (0.43)          --        (0.02)       (0.46)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.25)         (0.68)       (0.93)       (0.58)       (0.60)       (1.14)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.77       $  10.08     $   9.68     $   9.98     $   9.23     $   9.65
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  (0.61)%**      11.43%        6.62%       14.91%        2.03%        5.03%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $187,698       $113,223     $155,000     $170,534     $164,457     $175,071
   Net operating expenses to average
     daily net assets                             0.25%*         0.25%        0.25%        0.25%        0.25%        0.25%
   Interest expense to average daily net
     assets                                         --             --           --         0.07%        0.19%        0.02%
   Total net expenses to average daily
     net assets(e)                                0.25%*         0.25%        0.25%        0.32%(b)      0.44%(b)      0.27%(b)
   Net investment income to average
     daily net assets(d)                          1.43%*         2.57%        4.35%        6.41%        5.85%        6.21%
   Portfolio turnover rate                           9%**          71%          19%          65%          20%          17%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.05%*         0.05%        0.05%        0.05%        0.05%        0.19%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/suppplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (d) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
 (e) Net expenses exclude expenses incurred indirectly through investment in other GMO Funds in which the Fund invests.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

6             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index.

      At August 31, 2003, 0.3% of the Fund was invested in the GMO Alpha LIBOR Fund and 71.2% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO.

      Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $173,371. In addition, the Fund recognized for tax, but not for financial reporting purposes, ordinary income of $93,879 and long-term capital gains of $16,744 from Alpha LIBOR Fund. $283,994 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At August 31, 2003, the total value of these securities represented 26% of net assets.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. Premiums paid for purchasing options which are closed are offset against the proceeds on the

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. During the six months ended August 31, 2003, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, there were no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the six months ended August 31, 2003, indirect operating expenses (excluding investment-related expenses) were .002% of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .003% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $925. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $ 1,246,067  $        --
         Investments (non-U.S. Government securities)              87,914,572   13,121,383

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $186,826,405      $1,787,281       $(1,172,379)       $614,902

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 61.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                    10,183,519  $102,784,009   3,707,607  $ 36,658,798
         Shares issued to shareholders in reinvestment
           of distributions                                395,080     3,960,993     715,346     7,060,380
         Shares repurchased                             (2,593,130)  (26,394,412) (9,196,332)  (90,373,538)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                         7,985,469  $ 80,350,590  (4,773,379) $(46,654,360)
                                                        ==========  ============  ==========  ============

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

         Number of                                                                                                  Contract
         Contracts                      Type                                      Expiration Date                     Value
         ---------  ---------------------------------------------  ---------------------------------------------  -------------

           Buys
             138    U.S. Long Bond                                 December 2003                                   $14,628,000
             151    U.S. Treasury Note 10 Yr                       December 2003                                    16,567,531
             137    U.S. Treasury Note 5 Yr                        December 2003                                    15,050,734

         Number of  Net Unrealized
         Contracts   Appreciation
         ---------  --------------
           Buys
             138       $207,550
             151        118,452
             137         48,048
                       --------
                       $374,050
                       ========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments of margin requirements of the relevant broker or exchange.

      SWAP AGREEMENTS

            Notional      Expiration                                                      Net Unrealized
             Amount          Date                        Description                       Appreciation
         ---------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
           7,388,364 USD   7/28/24    Agreement with JPMorgan Chase Bank dated 8/28/02       $340,302
                                      to pay $24,000,000 at expiration date and to
                                      receive at expiration date $6,980,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

         TOTAL RETURN SWAPS
          10,000,000 USD   9/02/03    Agreement with Deutsche Bank AG dated 2/27/03 to         42,584
                                      receive (pay) the notional amount multiplied by
                                      the return on the Lehman Brothers CMBS Index and
                                      to pay the notional amount multiplied by the 1
                                      month LIBOR adjusted by a specified spread.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

            Notional      Expiration                                                      Net Unrealized
             Amount          Date                        Description                       Appreciation
         ---------------  ----------  --------------------------------------------------  --------------
          10,000,000 USD   12/31/03   Agreement with Deutsche Bank AG dated 8/26/03 to       $     --
                                      receive (pay) the notional amount multiplied by
                                      the return on the Lehman Brothers CMBS Index and
                                      to pay the notional amount multiplied by the 1
                                      month LIBOR adjusted by a specified spread.

          20,000,000 USD   8/31/04    Agreement with JPMorgan Chase Bank dated 8/28/02         94,403
                                      to receive (pay) the notional amount multiplied by
                                      the return on the Lehman Brothers U.S. Government
                                      Bond Index and to pay the notional amount
                                      multiplied by the 1 month LIBOR adjusted by a
                                      specified spread.

          75,000,000 USD   7/29/05    Agreement with Lehman Brothers Special Financing        354,011
                                      Inc. dated 6/17/03 to receive (pay) the notional
                                      amount multiplied by the return on the Lehman
                                      Brothers U.S. Government Bond Index and to pay the
                                      notional amount multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.
                                                                                             --------
                                                                                             $831,300
                                                                                             ========

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.8%
               AUTO & TRANSPORTATION -- 2.3%
        4,600  Burlington Northern Santa Fe Co                                130,410
        1,900  CSX Corp                                                        61,332
       15,469  Ford Motor Co                                                  178,822
       16,841  General Motors Corp                                            692,165
        1,200  Lear Corp*                                                      66,660
          800  United Parcel Service, Class B                                  50,208
                                                                        -------------
                                                                            1,179,597
                                                                        -------------
               CONSUMER DISCRETIONARY -- 13.6%
        3,500  Abercrombie & Fitch Co, Class A*                               106,540
        5,000  Amazon.com Inc*                                                232,200
       68,400  AOL Time Warner Inc*                                         1,119,024
        3,200  Apollo Group Inc*                                              205,024
        3,000  Autonation Inc*                                                 56,370
          400  Black and Decker Corp                                           17,112
        1,500  CDW Corp                                                        77,415
        2,500  Clear Channel Communications Inc                               112,800
        1,700  Convergys Corp*                                                 30,600
        3,400  Dollar Tree Stores Inc*                                        133,382
       10,200  Eastman Kodak Co                                               284,478
       13,800  eBay Inc*                                                      766,314
        5,700  EchoStar Communications Corp*                                  210,330
        6,600  Federated Department Stores Inc                                288,420
        3,100  Fox Entertainment Group Inc, Class A*                           97,898
        6,800  Gap Inc                                                        142,052
       15,600  Home Depot Inc                                                 501,696
        9,200  International Game Technology                                  237,728
        5,700  Jones Apparel Group Inc                                        176,073
       29,700  Liberty Media Corp, Series A*                                  359,370
        2,300  Liz Claiborne Inc                                               79,281
        5,000  May Department Stores Co                                       137,900
       11,300  McDonald's Corp                                                253,346
        2,200  Mohawk Industries Inc*                                         160,512
          900  Omnicom Group                                                   70,290
          600  Outback Steakhouse Inc                                          23,190
        2,500  Penney (JC) Co Inc                                              53,050
        1,400  R.R. Donnelley and Sons                                         35,196
        1,700  Ross Stores Inc                                                 85,646

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        3,300  Sabre Holdings Corp                                             74,646
       11,900  Sears Roebuck & Co                                             523,838
        3,900  Toys R Us Inc*                                                  53,118
        4,100  VeriSign Inc*                                                   61,377
          800  VF Corp                                                         32,080
        1,000  Viacom Inc, Class A                                             44,990
        1,000  Whirlpool Corp                                                  69,580
        3,000  Yahoo! Inc*                                                    100,200
                                                                        -------------
                                                                            7,013,066
                                                                        -------------
               CONSUMER STAPLES -- 4.3%
        6,500  Albertsons Inc                                                 136,630
       25,500  Altria Group Inc                                             1,051,110
          800  Campbell Soup Co                                                19,360
        4,400  Colgate-Palmolive Co                                           243,232
        2,300  General Mills Co                                               106,628
        6,200  Kroger Co*                                                     119,102
       11,400  Safeway Inc*                                                   278,274
        2,200  Sara Lee Corp                                                   41,756
        3,700  Sysco Corp                                                     116,402
        4,900  Tyson Foods Inc, Class A                                        54,880
        1,500  UST Inc                                                         50,100
                                                                        -------------
                                                                            2,217,474
                                                                        -------------
               FINANCIAL SERVICES -- 21.7%
        5,600  Allstate Corp                                                  200,200
        3,150  AMBAC Financial Group                                          204,498
        3,900  Ameritrade Holding Corp*                                        42,393
       13,600  Bank of America Corp                                         1,077,800
        3,100  Bear Stearns Cos Inc                                           216,938
        4,600  Capital One Financial Corp                                     245,640
        5,800  Cigna Corp                                                     276,544
       28,200  Citigroup Inc                                                1,222,470
        2,200  CNA Financial Corp*                                             47,850
        3,000  Comerica Inc                                                   148,020
        4,200  Countrywide Financial Corp                                     284,970
        1,100  Edwards (AG) Inc                                                39,600
          800  Fair Isaac Corp                                                 46,880
       14,500  Fannie Mae                                                     939,455

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        4,725  Fidelity National Financial Inc                                136,552
       10,110  FleetBoston Financial Corp                                     299,155
        2,900  Franklin Resources Inc                                         125,251
        9,100  Freddie Mac                                                    483,665
        1,300  Gallagher (Arthur J) and Co                                     35,100
          800  Golden West Financial Corp                                      69,016
        1,350  Greenpoint Financial Corp                                       45,738
        2,800  Hartford Financial Services Group Inc                          149,016
       17,010  J.P. Morgan Chase & Co                                         582,082
        3,400  Janus Capital Group Inc                                         58,718
        3,500  John Hancock Financial Services                                106,855
        3,800  KeyCorp                                                        103,474
        1,500  Lehman Brothers Holdings Inc                                    98,595
        4,700  Lincoln National Corp                                          166,474
        5,900  Loews Corp                                                     242,844
        3,000  MBIA Inc                                                       169,380
       11,800  MBNA Corp                                                      275,412
        2,400  Merrill Lynch & Co Inc                                         129,072
        3,600  MetLife Inc                                                    102,312
        5,100  MGIC Investment Corp                                           287,487
       10,900  Morgan Stanley                                                 531,811
        3,500  National City Corp                                             110,880
        2,700  Old Republic International Corp                                 90,693
        5,400  PMI Group Inc                                                  191,052
        2,800  PNC Financial Services Group                                   133,280
        3,600  Radian Group Inc                                               171,324
          700  Regions Financial Corp                                          24,682
        3,000  SEI Investments Co                                             104,700
        3,500  SLM Corp                                                       140,630
        1,700  Southtrust Corp                                                 49,283
          800  Sovereign Bancorp Inc                                           15,744
        1,600  Suntrust Banks Inc                                              97,808
        3,700  Torchmark Corp                                                 149,332
        6,300  Travelers Property Casualty Corp, Class A                       96,957
        5,600  Unumprovident Corp                                              78,960
        3,000  Wachovia Corp                                                  126,450
        8,100  Washington Mutual Inc                                          315,738
        2,600  Wells Fargo & Co                                               130,364
                                                                        -------------
                                                                           11,219,144
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HEALTH CARE -- 19.7%
          900  Aetna Inc                                                       51,300
        1,900  Allergan Inc                                                   150,974
       16,400  Amgen Inc*                                                   1,080,760
        3,500  Baxter International Inc                                        98,350
        2,400  Becton Dickinson & Co                                           87,696
        5,000  Biomet Inc                                                     148,650
        5,900  Boston Scientific Corp*                                        354,590
       34,200  Bristol Myers Squibb Co                                        867,654
        1,400  Cardinal Health Inc                                             79,702
        2,400  Forest Laboratories Inc*                                       112,800
        5,000  Genentech Inc*                                                 397,000
        3,100  Genzyme Corp - General Division*                               146,165
        2,300  Gilead Sciences Inc*                                           153,410
        7,000  Guidant Corp                                                   351,400
        4,500  Health Net Inc*                                                143,235
        4,700  Johnson & Johnson                                              233,026
        3,300  Lilly (Eli) & Co                                               219,549
        1,900  Lincare Holdings Inc*                                           65,797
        3,919  Medco Health Solutions Inc*                                    104,637
        3,800  Medtronic Inc                                                  188,404
       32,500  Merck & Co Inc                                               1,635,400
        2,900  Mylan Laboratories Inc                                         105,560
       79,430  Pfizer Inc                                                   2,376,546
       10,000  Schering Plough Corp                                           151,900
        3,400  St Jude Medical Inc*                                           177,038
        3,300  Stryker Corp                                                   250,140
          800  Varian Medical Systems Inc*                                     44,680
        1,300  Watson Pharmaceutical Inc*                                      53,430
        3,000  Wyeth                                                          128,550
        3,900  Zimmer Holdings Inc*                                           201,786
                                                                        -------------
                                                                           10,160,129
                                                                        -------------
               INTEGRATED OILS -- 1.8%
        1,700  Amerada Hess Corp                                               80,155
        9,583  ConocoPhillips                                                 535,115
        7,400  Marathon Oil Corp                                              206,386
        3,400  Occidental Petroleum Corp                                      116,722
                                                                        -------------
                                                                              938,378
                                                                        -------------

              See accompanying notes to the financial statements.
4

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- 0.6%
          600  Eastman Chemical Co                                             21,486
          600  Ecolab Inc                                                      15,474
        1,800  Engelhard Corp                                                  50,526
        2,700  Georgia-Pacific Group                                           62,559
          300  PPG Industries Inc                                              16,473
        1,200  Sealed Air Corp*                                                58,392
        2,600  Sherwin Williams Co                                             78,208
                                                                        -------------
                                                                              303,118
                                                                        -------------
               OTHER -- 2.5%
        1,200  3M Co                                                          170,964
        9,900  General Electric Co                                            292,743
       11,100  Honeywell International Inc                                    321,789
        2,600  Johnson Controls Inc                                           257,400
        1,900  Textron Inc                                                     85,500
        7,300  Tyco International Ltd                                         150,234
                                                                        -------------
                                                                            1,278,630
                                                                        -------------
               OTHER ENERGY -- 1.8%
        1,465  Apache Corp                                                    101,056
        4,100  Burlington Resources Inc                                       198,522
           40  Cross Timbers Royalty Trust                                        898
       19,000  El Paso Corp                                                   139,460
       10,700  Halliburton Co                                                 258,726
          700  Pogo Producing Co                                               32,172
        2,500  Valero Energy Corp                                              98,500
        5,433  XTO Energy Inc                                                 114,039
                                                                        -------------
                                                                              943,373
                                                                        -------------
               PRODUCER DURABLES -- 2.7%
        1,300  American Power Conversion Corp                                  23,296
        6,300  Boeing Co                                                      235,557
        2,800  Centex Corp                                                    211,176
          400  Cooper Industries Ltd, Class A                                  20,356
        6,900  DR Horton Inc                                                  214,728
        1,300  KB HOME                                                         74,386
        1,600  Lennar Corp                                                    107,600
          700  Lexmark International Inc*                                      46,928
        1,660  Northrop Grumman Corp                                          158,497

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        1,600  Pulte Homes Inc                                                106,496
          700  United Technologies Corp                                        56,175
       14,000  Xerox Corp*                                                    150,920
                                                                        -------------
                                                                            1,406,115
                                                                        -------------
               TECHNOLOGY -- 16.9%
        2,400  Applera Corp-Applied Biosystems Group                           52,224
        9,300  BEA Systems Inc*                                               126,015
       10,200  BMC Software Inc*                                              149,736
        5,100  Cadence Design Systems Inc*                                     72,522
       29,200  Cisco Systems Inc*                                             559,180
        9,700  Citrix Systems Inc*                                            199,723
       23,500  Computer Associates International Inc                          602,305
       32,300  Corning Inc*                                                   266,475
        7,800  Dell Corp*                                                     254,514
       12,400  Electronic Data Systems Corp                                   270,692
       10,000  EMC Corp*                                                      127,500
       34,200  Hewlett-Packard Co                                             681,264
       18,000  IBM Corp                                                     1,476,180
       45,800  Intel Corp                                                   1,310,796
        6,300  Juniper Networks Inc*                                          108,486
       15,500  Microsoft Corp                                                 411,060
      113,900  Oracle Corp*                                                 1,455,642
       10,500  Qualcomm Inc                                                   433,440
        2,400  Rockwell Automation                                             65,328
       13,200  Tellabs Inc*                                                    86,196
                                                                        -------------
                                                                            8,709,278
                                                                        -------------
               UTILITIES -- 10.9%
        1,300  Alltel Corp                                                     59,540
          500  Ameren Corp                                                     21,250
        3,700  American Electric Power Co Inc                                 104,747
       13,180  AT&T Corp                                                      293,914
       41,600  AT&T Wireless Services Inc*                                    358,592
       17,000  Bellsouth Corp                                                 428,400
        6,900  Cablevision Systems Corp, Class A*                             139,035
        2,500  Centerpoint Energy Inc                                          21,225
        8,100  Citizens Communications Co*                                     92,340
        3,027  Comcast Corp, Class A*                                          90,053

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
       13,700  Comcast Corp, Special Class A*                                 388,532
        1,400  Consolidated Edison Inc                                         55,342
        1,700  Constellation Energy Group Inc                                  61,863
        7,500  Cox Communications Inc, Class A*                               245,400
        5,900  Duke Energy Co                                                 100,772
        4,200  Edison International*                                           79,212
        1,500  Firstenergy Corp                                                43,890
        1,200  FPL Group Inc                                                   74,232
        2,000  Kinder Morgan Inc                                              106,500
       18,900  Nextel Communications Inc*                                     364,392
       13,000  PG & E Corp*                                                   288,210
        1,600  Pinnacle West Capital Corp                                      54,880
        3,800  PPL Corp                                                       150,746
        2,500  Public Service Enterprise Group Inc                            105,850
       43,526  SBC Communications Inc                                         978,900
        3,600  Sempra Energy                                                  107,100
       18,100  Sprint Corp (Fon Group)                                        267,337
        1,600  TXU Corp                                                        35,200
       11,642  Verizon Communications Inc                                     411,195
        7,100  Xcel Energy Inc                                                104,015
                                                                        -------------
                                                                            5,632,664
                                                                        -------------

               TOTAL COMMON STOCKS (COST $48,034,582)                      51,000,966
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 3.9%
               CASH EQUIVALENTS -- 2.8%
      332,647  Dreyfus Money Market Fund(a)                                   332,647
$     777,826  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                        777,826
      320,853  Merrimac Money Market Fund(a)                                  320,853
                                                                        -------------
                                                                            1,431,326
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.1%
$     560,626  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/2/03, with a maturity value of $560,669
               and an effective yield of 0.70%, collateralized by a
               U.S. Treasury Bill with a rate of 1.175%, maturity date
               of 9/25/03 and a market value of $573,028.                     560,626
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,991,952)               1,991,952
                                                                        -------------
               TOTAL INVESTMENTS -- 102.7%
               (Cost $50,026,534)                                          52,992,918

               Other Assets and Liabilities (net) -- (2.7%)                (1,403,406)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  51,589,512
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $1,380,644 (cost $50,026,534) (Note 1)                    $52,992,918
   Dividends and interest receivable                               64,181
   Receivable for expenses reimbursed by Manager (Note 2)           5,859
                                                              -----------

      Total assets                                             53,062,958
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            1,431,326
   Payable to affiliate for (Note 2):
      Management fee                                               13,305
      Shareholder service fee                                       6,048
   Accrued expenses                                                22,767
                                                              -----------

      Total liabilities                                         1,473,446
                                                              -----------
NET ASSETS                                                    $51,589,512
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $55,378,175
   Accumulated undistributed net investment income                 96,991
   Accumulated net realized loss                               (6,852,038)
   Net unrealized appreciation                                  2,966,384
                                                              -----------
                                                              $51,589,512
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $51,589,512
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,104,692
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.11
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  442,133
   Interest (including securities lending income of $304)          1,311
                                                              ----------

      Total income                                               443,444
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        76,166
   Audit fees                                                     17,848
   Custodian and transfer agent fees                              10,398
   Legal fees                                                        920
   Registration fees                                                 644
   Trustees fees and related expenses (Note 2)                       582
   Miscellaneous                                                     367
   Fees reimbursed by Manager (Note 2)                           (30,178)
                                                              ----------
                                                                  76,747
   Shareholder service fee (Note 2) - Class III                   34,621
                                                              ----------
      Net expenses                                               111,368
                                                              ----------

            Net investment income                                332,076
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (1,448,917)
      Closed futures contracts                                    21,628
                                                              ----------

         Net realized loss                                    (1,427,289)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                8,637,056
                                                              ----------

      Net realized and unrealized gain                         7,209,767
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $7,541,843
                                                              ==========

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   332,076        $   526,010
   Net realized loss                                        (1,427,289)        (4,064,109)
   Change in net unrealized appreciation (depreciation)      8,637,056         (5,886,181)
                                                           -----------        -----------

   Net increase (decrease) in net assets from
    operations                                               7,541,843         (9,424,280)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (339,912)          (478,306)
                                                           -----------        -----------
      Total distributions from net investment income          (339,912)          (478,306)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                              4,040,341         22,755,004
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                             4,040,341         22,755,004
                                                           -----------        -----------

      Total increase in net assets                          11,242,272         12,852,418
NET ASSETS:
   Beginning of period                                      40,347,240         27,494,822
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $96,991 and $104,827,
    respectively)                                          $51,589,512        $40,347,240
                                                           ===========        ===========

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000        1999*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.62         $ 11.24      $ 12.08      $ 12.64      $ 10.67     $ 10.00
                                              -------         -------      -------      -------      -------     -------

Income from investment operations:
   Net investment income                         0.07+           0.14+        0.16+        0.15+        0.13        0.09
   Net realized and unrealized gain
     (loss)                                      1.49           (2.64)       (0.86)       (0.57)        1.97        0.65
                                              -------         -------      -------      -------      -------     -------

      Total from investment operations           1.56           (2.50)       (0.70)       (0.42)        2.10        0.74
                                              -------         -------      -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.07)          (0.12)       (0.14)       (0.14)       (0.13)      (0.07)
                                              -------         -------      -------      -------      -------     -------

      Total distributions                       (0.07)          (0.12)       (0.14)       (0.14)       (0.13)      (0.07)
                                              -------         -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $ 10.11         $  8.62      $ 11.24      $ 12.08      $ 12.64     $ 10.67
                                              =======         =======      =======      =======      =======     =======
TOTAL RETURN(a)                                 18.17%++       (22.33)%      (5.78)%      (3.44)%      19.83%       7.48%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $51,590         $40,347      $27,495      $11,418      $13,275     $ 8,116
   Net expenses to average daily net
     assets                                      0.48%**         0.49%        0.48%        0.48%        0.48%       0.48%**
   Net investment income to average
     daily net assets                            1.44%**         1.41%        1.36%        1.18%        1.11%       1.30%**
   Portfolio turnover rate                         45%++           63%          45%         161%          19%         33%++
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.13%**         0.16%        0.36%        0.54%        0.44%       1.47%**

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 * Period from July 23, 1998 (commencement of operations) through February 28, 1999.
 **   Annualized.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed U.S. Equities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in U.S. equity securities.

      The Fund's benchmark is the S&P 500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the S&P 500 Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the S&P 500 Index).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, the Fund held no open futures contracts.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $1,380,644 collateralized by cash in the amount of $1,431,326, which was invested in short-term investments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had capital loss carryfowards available to offset future capital gains, if any, to the extent permitted by the Code, of $24,242, $1,030,107 and $3,063,585 expiring in 2008, 2010 and 2011, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $306,815.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $398. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $23,922,125 and $20,101,022, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $50,026,534       $4,435,039       $(1,468,655)      $2,966,384

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 47.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003            Year Ended
                                                             (Unaudited)          February 28, 2003
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    1,141,111  $11,221,767  2,413,324  $24,569,187
         Shares issued to shareholders
           in reinvestment of distributions                 3,868       36,585      2,643       24,973
         Shares repurchased                              (720,242)  (7,218,011)  (181,198)  (1,839,156)
                                                        ---------  -----------  ---------  -----------
         Net increase                                     424,737  $ 4,040,341  2,234,769  $22,755,004
                                                        =========  ===========  =========  ===========

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES    DESCRIPTION                                              VALUE ($)
-------------------------------------------------------------------------------
            MUTUAL FUND -- 99.2%
 7,793,186  GMO Emerging Country Debt Fund, Class III (Cost
              $72,738,596)                                           83,542,955
                                                                     ----------
            TOTAL INVESTMENTS -- 99.2%
            (Cost $72,738,596)                                       83,542,955

            Other Assets and Liabilities (net) -- 0.8%                  662,173
                                                                     ----------
            TOTAL NET ASSETS -- 100.0%                               $84,205,128
                                                                     ==========

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $72,738,596) (Note 1)          $83,542,955
   Cash                                                           516,670
   Receivable for Fund shares sold                                144,189
   Interest receivable                                                 91
   Receivable for expenses reimbursed by Manager (Note 2)           4,402
                                                              -----------

      Total assets                                             84,208,307
                                                              -----------

LIABILITIES:
   Accrued expenses                                                 3,179
                                                              -----------

      Total liabilities                                             3,179
                                                              -----------
NET ASSETS                                                    $84,205,128
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $66,744,337
   Accumulated undistributed net investment income              1,096,154
   Accumulated net realized gain                                5,560,278
   Net unrealized appreciation                                 10,804,359
                                                              -----------
                                                              $84,205,128
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $84,205,128
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    7,519,775
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     11.20
                                                              ===========

2             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 1,099,938
   Interest                                                         1,162
                                                              -----------

      Total income                                              1,101,100
                                                              -----------
EXPENSES:
   Registration fees                                                9,200
   Audit fees                                                       6,072
   Custodian and transfer agent fees                                5,743
   Legal fees                                                       1,472
   Trustees fees and related expenses (Note 2)                        790
   Miscellaneous                                                      644
   Fees reimbursed by Manager (Note 2)                            (23,131)
                                                              -----------
                                                                      790
                                                              -----------
      Net expenses                                                    790
                                                              -----------

            Net investment income                               1,100,310
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               3,738,361
      Realized gains distributions from investment company
      shares                                                    2,569,140
                                                              -----------

         Net realized gain on investments                       6,307,501
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 4,549,881
                                                              -----------

      Net realized and unrealized gain                         10,857,382
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $11,957,692
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 1,100,310       $  5,865,818
   Net realized gain                                         6,307,501          2,449,079
   Change in net unrealized appreciation (depreciation)      4,549,881            360,455
                                                           -----------       ------------

   Net increase in net assets from operations               11,957,692          8,675,352
                                                           -----------       ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                 (7,861)        (6,495,001)

   Net realized gains
      Class III                                               (133,637)                --
                                                           -----------       ------------
                                                              (141,498)        (6,495,001)
                                                           -----------       ------------
   Net share transactions (Note 5):
      Class III                                              6,248,879        (25,991,923)
                                                           -----------       ------------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                  6,248,879        (25,991,923)
                                                           -----------       ------------

      Total increase (decrease) in net assets               18,065,073        (23,811,572)
NET ASSETS:
   Beginning of period                                      66,140,055         89,951,627
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $1,096,154 and $3,705,
    respectively)                                          $84,205,128       $ 66,140,055
                                                           ===========       ============

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   --------------------------------------------------------------
                                            (UNAUDITED)        2003         2002          2001         2000        1999*
                                          ----------------  -----------  -----------  ------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.56         $  9.25      $  8.90      $   8.70      $  6.84     $ 10.00
                                              -------         -------      -------      --------      -------     -------

Income from investment operations:
   Net investment income(a)                      0.15++          0.83++       1.03++        1.33++       1.10        0.03
   Net realized and unrealized gain
     (loss)                                      1.51            0.57         0.51          0.23         1.97       (3.16)
                                              -------         -------      -------      --------      -------     -------

      Total from investment operations           1.66            1.40         1.54          1.56         3.07       (3.13)
                                              -------         -------      -------      --------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.00)(e)       (1.09)       (1.19)        (1.36)       (1.20)      (0.03)
   From net realized gains                      (0.02)             --           --            --        (0.01)         --
                                              -------         -------      -------      --------      -------     -------

      Total distributions                       (0.02)          (1.09)       (1.19)        (1.36)       (1.21)      (0.03)
                                              -------         -------      -------      --------      -------     -------
NET ASSET VALUE, END OF PERIOD                $ 11.20         $  9.56      $  9.25      $   8.90      $  8.70     $  6.84
                                              =======         =======      =======      ========      =======     =======
TOTAL RETURN(b)                                 17.34%+         15.81%       18.47%        18.71%       46.71%     (31.32)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $84,205         $66,140      $89,952      $102,481      $86,280     $41,216
   Net expenses to average daily net
     assets(c)                                   0.00%(d)**      0.00%(d)      0.00%(d)       0.00%      0.00%       0.00%**
   Net investment income to average
     daily net assets(a)                         2.76%**         8.88%       11.43%        14.39%       14.22%       0.64%**
   Portfolio turnover rate                         18%+            30%          14%            0%           0%          0%+
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.06%**         0.08%        0.06%         0.03%        0.04%       0.09%**

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (c) Net expenses exclude expenses incurred indirectly through investment in ECDF. (See Note 1)
 (d)  The ratio of net expenses to average daily net assets was less than
      0.01%.
 (e)  Distributions from net investment income was less than $0.01.
 * Period from July 20, 1998 (commencement of operations) through February 28, 1999.
 **   Annualized.
 +    Not Annualized.
 ++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in Class III Shares of GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG). The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from ECDF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 2).

      PURCHASES AND REDEMPTIONS OF FUNDS SHARES
      The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in ECDF's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings. Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

      ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries. However, it is important to note that (i) such protection

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The manager does not directly charge an advisory fee or shareholder service fee. GMO, in its capacity as Manager of ECDF, earns a management fee at the annual rate of .35% of ECDF's average daily net assets. Additionally, Class III shares of ECDF bear a shareholder service fee at the annual rate of .15% of ECDF's average daily net assets.

      GMO has entered into a binding agreement, effective until at least
      June 30, 2004, to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

      The Fund incurs fees and expenses indirectly as a shareholder in ECDF. For the six months ended August 31, 2003, the shareholder service fees incurred indirectly by the Fund through its investment in ECDF were .149% of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .423% of the Fund's average daily net assets, and indirect investment-related expenses (including , but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .120% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $606. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $23,634,078 and $13,800,000, respectively.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $73,480,653      $10,062,302        $       --      $10,062,302

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 100% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     2,016,284  $ 21,832,970   1,532,346  $ 14,338,722
         Shares issued to shareholders
           in reinvestment of distributions                 12,759       141,498     717,691     6,495,001
         Shares repurchased                             (1,424,195)  (15,725,589) (5,057,362)  (46,825,646)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                           604,848  $  6,248,879  (2,807,325) $(25,991,923)
                                                        ==========  ============  ==========  ============

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.1%
               AUTO & TRANSPORTATION -- 4.0%
        1,900  Arctic Cat Inc                                                  41,496
        5,425  ArvinMeritor Inc                                               102,098
          800  Autoliv Inc                                                     24,168
        1,300  BorgWarner Inc                                                  92,586
        4,100  Cooper Tire & Rubber Co                                         73,800
        6,000  Kansas City Southern*                                           72,900
        1,100  Keystone Automotive Industries Inc*                             23,078
        3,800  Lear Corp*                                                     211,090
        3,000  Offshore Logistics Inc*                                         64,080
        1,200  P.A.M. Transportation Services*                                 27,300
          500  Polaris Industries Inc                                          38,630
          900  Tidewater Inc                                                   25,848
        1,200  USF Corp                                                        38,220
                                                                        -------------
                                                                              835,294
                                                                        -------------
               CONSUMER DISCRETIONARY -- 20.2%
        3,700  Abercrombie & Fitch Co, Class A*                               112,628
          900  Advo Inc*                                                       39,735
        4,900  Allied Waste Industries Inc*                                    54,194
        3,400  American Eagle Outfitters Inc*                                  58,344
        3,000  American Greetings Corp, Class A*                               55,500
        3,100  Applebees International Inc                                     99,634
        1,300  Ask Jeeves Inc*                                                 23,673
        1,900  Banta Corp                                                      65,987
        3,100  BJ's Wholesale Club Inc*                                        67,704
        1,500  Blyth Inc                                                       42,120
        1,800  Bob Evans Farms Inc                                             48,654
        1,000  Bombay Co Inc*                                                   9,890
          750  Brightpoint Inc*                                                20,055
        5,900  Callaway Golf Co                                                88,677
          800  Career Education Corp*                                          36,104
        1,700  Central Garden and Pet Co*                                      47,311
        1,800  Children's Place*                                               37,368
          900  Claire's Stores Inc                                             31,095
          200  Coach Inc*                                                      11,608
        1,300  Columbia Sportswear Co*                                         66,300
        2,700  Consolidated Graphics Inc*                                      66,771
          900  Corinthian Colleges Inc*                                        51,795

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        1,900  Corrections Corp of America, REIT*                              43,700
        3,900  DoubleClick Inc*                                                43,953
        3,500  Dress Barn Inc*                                                 45,150
        7,900  EarthLink Inc*                                                  59,961
          400  Ethan Allen Interiors Inc                                       15,484
        1,900  Fisher Scientific International*                                74,518
          900  Foot Locker Inc                                                 14,913
        1,600  Fossil Inc*                                                     44,896
        2,200  G TECH Holdings Corp                                            93,236
        2,000  Genesco Inc*                                                    35,140
          700  Getty Images Inc*                                               28,560
        1,600  Global Imaging Systems Inc*                                     41,136
          900  Group 1 Automotive Inc*                                         33,885
        6,700  IKON Office Solutions Inc                                       48,307
        1,700  Infospace Inc*                                                  26,860
        3,300  infoUSA Inc*                                                    30,789
        1,300  Iron Mountain Inc*                                              48,100
        1,600  Isle of Capris Casinos Inc*                                     30,080
        2,100  ITT Educational Services Inc*                                   91,035
        3,800  Jack in the Box Inc*                                            80,522
        2,700  Lone Star Steakhouse & Saloon Inc                               58,482
        1,400  Maximus Inc*                                                    50,148
          400  Maytag Corp                                                     10,840
        3,100  MPS Group Inc*                                                  29,605
        1,500  Neiman Marcus Group Inc, Class A*                               63,900
        5,500  Nu Skin Enterprises Inc                                         62,150
        1,400  Outback Steakhouse Inc                                          54,110
        2,400  Pacific Sunwear of California*                                  81,120
        1,200  Papa Johns International Inc*                                   30,240
        7,500  Payless ShoeSource Inc*                                        110,550
        3,600  Pier 1 Imports Inc                                              74,052
        1,300  Pixar Inc*                                                      94,679
        3,000  Polo Ralph Lauren Corp                                          87,900
        1,500  Prime Hospitality Corp*                                         13,425
        2,500  Reebok International Ltd                                        83,625
          500  Regis Corp                                                      17,295
        1,300  Rent-A-Center Inc*                                             104,481
        1,800  Rex Stores Corp*                                                25,470
        1,500  RH Donnelley Corp*                                              62,100
        2,300  Ross Stores Inc                                                115,874

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        4,400  Ryan's Family Steak Houses Inc*                                 58,872
          900  Shoe Carnival Inc*                                              14,400
        2,000  Shopko Stores Inc*                                              27,540
        1,400  Snap-On Inc                                                     41,300
        3,200  Sonic Automotive Inc                                            88,000
        4,100  Spherion Corp*                                                  28,495
        1,000  Station Casinos Inc                                             29,750
        1,400  Steinway Musical Instruments*                                   23,380
        2,500  Steven Madden Ltd*                                              52,250
        2,000  Stewart Enterprises Inc, Class A*                                8,240
        2,600  Tech Data Corp*                                                 86,710
        1,700  Tetra Tech Inc*                                                 32,521
        2,100  Tivo Inc*                                                       22,827
        2,900  Tupperware Corp                                                 47,357
        1,500  United Automotive Group Inc*                                    38,400
        2,400  United Stationers Inc*                                          97,536
          900  Universal Electronics Inc*                                      11,951
        7,500  VeriSign Inc*                                                  112,275
          500  Waste Connections Inc*                                          17,615
        2,000  Whitehall Jewellers Inc*                                        21,100
        2,000  World Fuel Services Corp                                        54,500
                                                                        -------------
                                                                            4,210,437
                                                                        -------------
               CONSUMER STAPLES -- 2.3%
          900  Constellation Brands Inc, Class B*                              25,848
        1,200  Dean Foods Co*                                                  34,860
        1,700  Ingles Markets Inc, Class A                                     16,471
        1,200  Natures Sunshine Products Inc                                   10,164
        6,700  PepsiAmericas Inc                                               93,264
          300  Sanderson Farms Inc                                              8,985
        2,800  Smithfield Foods Inc*                                           56,700
        2,000  Standard Commercial Corp                                        36,000
        3,600  Supervalu Inc                                                   86,760
        1,800  Universal Corp                                                  75,420
        3,200  Winn-Dixie Stores Inc                                           32,160
                                                                        -------------
                                                                              476,632
                                                                        -------------
               FINANCIAL SERVICES -- 23.7%
        1,100  Amcore Financial Inc                                            27,060

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        3,100  American Financial Group Inc                                    67,828
        1,300  Americredit*                                                    13,949
        2,500  Ameritrade Holding Corp*                                        27,175
        3,700  AmerUs Group Co                                                119,251
        1,300  Associated Banc Corp                                            49,621
        3,000  Astoria Financial Corp                                          96,420
        1,500  Bank of Hawaii Corp                                             50,850
          600  Bedford Property Investors, REIT                                15,720
        1,051  BOK Financial Corp*                                             41,641
        1,700  Capstead Mortgage Corp, REIT                                    21,114
        1,000  CBL & Associates Properties Inc, REIT                           48,970
        5,600  Checkfree Corp*                                                128,688
        1,700  Chelsea Property Group Inc                                      78,115
        1,200  Citizens Banking Corp Michigan                                  31,200
        4,800  Colonial BancGroup Inc                                          70,320
        1,900  Commerce Group Inc                                              69,863
        2,400  Commercial Federal Corp                                         59,520
        2,000  Commercial Net Lease Realty Inc, REIT                           33,660
        1,700  Community First Bankshares                                      48,025
        1,210  Community Trust Bancorp                                         35,586
        1,136  Delphi Financial Group Inc, Class A                             54,596
        1,550  Doral Financial Corp                                            63,627
        2,000  Downey Financial Corp                                           84,540
        1,300  Entertainment Properties Trust, REIT                            40,625
        2,250  Equity One Inc, REIT                                            38,362
        2,800  eSPEED Inc*                                                     63,840
        1,200  Factset Research Systems Inc                                    58,260
        1,200  Fair Isaac Corp                                                 70,320
        7,756  Fidelity National Financial Inc                                224,148
        5,000  First American Corp                                            120,900
        1,550  First Bancorp Puerto Rico                                       47,601
          400  First Citizens Bancshares, Class A                              42,892
          800  First Industrial Realty Trust, REIT                             24,360
        2,000  First Niagara Financial Group Inc                               30,060
        2,500  Firstmerit Corp                                                 63,325
        3,600  Flagstar Bancorp Inc                                            70,308
        5,100  Fremont General Corp                                            65,688
        3,700  GATX Corp                                                       78,366
          600  GBC Bancorp (California)                                        23,316
        1,700  General Growth Properties, REIT                                117,895

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        1,785  German American Bancorp                                         32,880
          660  Glacier Bancorp Inc                                             17,860
        1,600  Glenborough Realty Trust Inc, REIT                              29,360
        3,100  Greater Bay Bancorp                                             63,767
        2,700  Hibernia Corp, Class A                                          56,025
        1,800  Highwood Properties Inc, REIT                                   41,310
       12,800  HRPT Properties Trust, REIT                                    116,096
          900  Hudson United Bancorp                                           35,541
        2,200  Impac Mortgage Holdings Inc, REIT                               33,198
        1,600  IndyMac Bancorp Inc, REIT                                       36,896
        2,400  Interpool Inc                                                   43,560
          900  Kansas City Life Insurance Co                                   39,600
        1,300  Kimco Realty Corp                                               54,184
        4,900  La Quinta Corp, REIT*                                           26,656
        1,700  Landamerica Financial Group Inc                                 78,030
        1,700  Lasalle Hotel Properties, REIT                                  28,050
        2,000  Lexington Corporate Properties Trust, REIT                      36,920
        1,100  Liberty Property Trust                                          38,313
        2,400  Mack-Cali Realty Corp, REIT                                     88,320
        1,000  MAF Bancorp Inc                                                 38,200
        1,800  Meristar Hospitality Corp, REIT                                 11,862
        2,900  National Health Investors, REIT                                 58,986
        1,800  Nationwide Financial Services, Class A                          53,100
        1,950  New Century Financial Corp                                      47,522
          500  Novastar Financial Inc, REIT                                    27,125
        1,400  Pacific Capital Bancorp                                         46,256
        1,000  Prentiss Properties Trust, REIT                                 30,050
        2,800  Protective Life Corp                                            81,452
          400  Provident Bankshares Corp                                       11,440
        1,300  Provident Financial Group                                       34,723
       14,600  Providian Financial Corp*                                      149,650
          800  Redwood Trust Inc, REIT                                         34,560
          500  Regency Centers Corp                                            17,640
        1,500  Reinsurance Group of America Inc                                56,730
        1,600  Riggs National Corp                                             25,184
        2,600  Ryder System Inc                                                78,078
        2,200  Seacoast Banking Corp of Florida                                38,588
        1,000  Sovran Self Storage, REIT                                       31,030
          500  Staten Island Bancorp Inc                                       10,390
          900  Stewart Information Services Corp*                              26,334

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
          900  Student Loan Group                                             110,664
          710  Texas Regional Bancshares, Class A                              23,927
        1,400  Trustmark Corp                                                  36,792
        1,400  UCBH Holdings Inc                                               44,786
          300  United Bankshares Inc                                            9,213
        2,100  United Rentals Inc*                                             35,448
        2,400  Ventas Inc, REIT                                                40,584
        4,090  Washington Federal Inc                                         103,722
        1,000  Webster Financial Corp                                          38,950
        1,300  Weingarten Realty Investors, REIT                               58,188
        1,600  WFS Financial Inc*                                              62,432
          600  Wintrust Financial Corp                                         21,216
          700  WSFS Financial Corp                                             30,590
                                                                        -------------
                                                                            4,939,583
                                                                        -------------
               HEALTH CARE -- 12.4%
          600  Able Laboratories Inc*                                          14,274
          400  AdvancePCS*                                                     16,072
        1,300  American Medical Security Group Inc*                            26,260
        1,900  American Pharmaceutical Partners Inc*                           90,516
        3,400  Amylin Pharmaceuticals Inc*                                     97,070
          700  Barr Laboratories Inc*                                          47,369
        3,200  Beverly Enterprises Inc*                                        20,800
          900  Biosite Inc*                                                    41,760
        2,300  Celgene Corp*                                                   88,527
        1,000  Charles River Laboratories International Inc*                   35,750
        1,600  CIMA Labs Inc*                                                  43,184
        2,200  Cooper Cos Inc                                                  81,598
        5,100  Corixa Corp*                                                    40,545
        3,600  Covance Inc*                                                    75,060
        1,000  Coventry Health Care Inc*                                       46,940
        2,100  Cyberonics*                                                     57,813
        5,200  Cytyc Corp*                                                     68,016
        1,200  Digene Corp*                                                    45,612
        1,200  Esperion Therapeutics Inc*                                      21,708
        4,700  Humana Inc*                                                     82,673
          700  ICOS Corp*                                                      27,258
        1,500  IDEXX Laboratories Inc*                                         62,415
          800  Immucor Inc*                                                    20,000
        3,400  InterMune Inc*                                                  64,736

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
          400  Invacare Corp                                                   15,188
        1,900  Invitrogen Corp*                                               109,573
        5,800  Ivax Corp*                                                     114,840
        1,000  Kensey Nash Corp*                                               27,850
        2,500  Lincare Holdings Inc*                                           86,575
        3,900  Medicines Co*                                                  111,735
          200  Medicis Pharmaceutical Corp                                     12,216
          200  Mid Atlantic Medical Services Inc*                               9,812
        1,200  Neurocrine Biosciences Inc*                                     64,212
        2,025  Odyssey HealthCare Inc*                                         62,026
        2,400  Pacificare Health Systems Inc*                                 119,520
        1,900  Pharmaceutical Resources Inc*                                  106,286
        1,300  PolyMedica Corp                                                 58,526
          600  Possis Medical Inc*                                             11,172
        1,500  Regeneration Technologies Inc*                                  22,950
        2,300  Res-Care Inc*                                                   15,111
        1,500  Select Medical Corp*                                            43,200
        1,100  Steris Corp*                                                    25,762
        1,300  SurModics Inc*                                                  43,628
        2,700  Thoratec Corp*                                                  40,527
        1,000  United Therapeutics Corp*                                       22,920
        1,600  Varian Medical Systems Inc*                                     89,360
        3,300  Watson Pharmaceutical Inc*                                     135,630
        2,800  WebMD Corp*                                                     28,840
                                                                        -------------
                                                                            2,593,415
                                                                        -------------
               MATERIALS & PROCESSING -- 5.6%
        2,600  Ashland Inc                                                     85,956
          400  Barnes Group Inc                                                10,100
        1,900  Caraustar Industries Inc*                                       16,207
          700  Cleveland Cliffs Inc*                                           18,130
        3,000  Commercial Metals Co                                            59,340
        2,000  Cytec Industries Inc*                                           74,980
          800  Harsco Corp                                                     31,192
          800  Hughes Supply Inc                                               28,400
        3,900  Lafarge Corp                                                   133,536
          800  LNR Property Corp                                               32,000
        1,300  Lubrizol Corp                                                   44,200
        6,200  Owens Illinois Inc*                                             70,990
        3,700  Precision Castparts Corp                                       130,980

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        1,100  Quanex Corp                                                     38,445
        1,300  Sealed Air Corp*                                                63,258
          900  Sigma Aldrich Corp                                              49,275
          300  Silgan Holdings Inc*                                             9,570
        1,800  Sonoco Products Co                                              40,986
        1,900  The Shaw Group Inc*                                             16,834
          700  Trex Company Inc*                                               25,340
        2,600  Unifi Inc*                                                      17,914
          600  URS Corp*                                                       13,698
        1,000  USG Corp*                                                       16,660
        1,500  Wilson Greatbatch Technologies Inc*                             59,355
        2,300  York International Corp                                         74,244
                                                                        -------------
                                                                            1,161,590
                                                                        -------------
               OTHER -- 0.9%
        1,200  FMC Corp*                                                       29,868
        1,400  Imco Recycling Inc*                                             10,332
        3,200  Kaman Corp, Class A                                             41,280
        2,000  Lancaster Colony Corp                                           79,540
          400  Sequa Corp, Class A*                                            17,560
                                                                        -------------
                                                                              178,580
                                                                        -------------
               OTHER ENERGY -- 3.4%
       12,000  Calpine Corp*                                                   67,680
       12,600  Chesapeake Energy Corp                                         136,584
        2,600  Comstock Resources Inc*                                         38,610
           32  Cross Timbers Royalty Trust                                        705
        2,900  Denbury Resources Inc*                                          38,135
          900  Evergreen Resources Inc*                                        50,283
        2,800  Harvest Natural Resources Inc*                                  16,212
        2,400  Holly Corp                                                      58,992
        1,700  Patina Oil & Gas Corp                                           62,985
        2,100  Peabody Energy Corp                                             66,465
        1,500  Pogo Producing Co                                               68,940
        3,700  TransMontaigne Inc*                                             22,015
        4,266  XTO Energy Inc                                                  89,543
                                                                        -------------
                                                                              717,149
                                                                        -------------

              See accompanying notes to the financial statements.
8

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- 8.4%
        5,000  American Power Conversion Corp                                  89,600
        2,500  American Tower Corp*                                            28,450
        1,100  Ametek Inc                                                      46,156
          400  Applied Films Corp*                                             12,520
        1,000  Beazer Homes USA Inc*                                           83,120
          600  Belden Inc                                                      11,004
        2,600  Centex Corp                                                    196,092
        3,100  Crown Castle International Corp*                                33,325
        1,200  Dionex Corp*                                                    47,016
          600  Engineered Support Systems                                      35,196
        3,300  General Cable Corp*                                             29,799
          700  Hovnanian Enterprises Inc*                                      43,169
        3,300  Interdigital Communications Corp*                               58,575
        2,500  KB HOME                                                        143,050
          600  Kimball International, Class B                                   9,126
          600  M/I Schottenstein Homes Inc                                     26,028
        1,940  MDC Holdings Inc                                                99,115
        1,000  Meritage Corporation*                                           44,960
          200  NVR Inc*                                                        86,700
        3,200  Plantronics Inc*                                                80,864
        1,400  Pulte Homes Inc                                                 93,184
        1,800  Ryland Group Inc                                               120,888
        2,300  Standard Pacific Corp                                           81,742
        1,500  Standex International Corp                                      34,350
          300  Tecumseh Products Co, Class A                                   11,766
          400  Tecumseh Products Co, Class B                                   15,040
        4,400  Toll Brothers Inc*                                             130,768
        2,100  Watts Industries Inc                                            38,556
          500  William Lyon Homes*                                             18,675
        1,500  Zomax Inc*                                                       6,375
                                                                        -------------
                                                                            1,755,209
                                                                        -------------
               TECHNOLOGY -- 13.0%
        3,500  Adaptec Inc*                                                    25,585
        1,300  Adtran Inc                                                      71,240
        1,700  American Management Systems Inc*                                24,395
          700  Analogic Corp                                                   36,057
        1,100  Anteon International Corp*                                      35,783
        1,600  Avaya Inc*                                                      16,720
        2,700  Avid Technology Inc*                                           134,055

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
          800  Black Box Corp                                                  37,680
        2,700  Ciber Inc*                                                      28,782
       10,600  Ciena Corp*                                                     68,900
        4,900  Citrix Systems Inc*                                            100,891
        1,400  Cognizant Technology Solutions Corp*                            48,762
       10,100  Compuware Corp*                                                 60,095
        4,100  Comverse Technology Inc*                                        67,609
        9,200  Cray Inc*                                                      116,564
        3,400  Digital River Inc*                                              90,712
        3,200  Electronics for Imaging Inc*                                    68,544
        9,100  Foundry Networks Inc*                                          176,995
        2,700  Hutchinson Technology Inc*                                      85,401
          700  j2 Global Communications Inc*                                   43,904
        6,200  Juniper Networks Inc*                                          106,764
        4,000  Kemet Corp*                                                     49,040
        4,700  Manufacturers Services Ltd*                                     24,205
        2,800  McDATA Corp*                                                    28,420
        2,600  Mercury Computer Systems Inc*                                   57,200
        1,000  Microsemi Corp*                                                 19,770
          300  MicroStrategy Inc*                                              12,138
        4,900  NetScreen Technologies Inc*                                    117,257
        1,800  Pixelworks Inc*                                                 17,046
        5,100  Quest Software Inc*                                             54,111
        4,200  Rambus Inc*                                                     69,972
        1,800  RSA Security Inc*                                               21,744
        2,900  Scientific Atlanta Inc                                          98,600
        1,300  Siliconix Inc*                                                  67,730
       12,100  Skyworks Solutions Inc*                                        137,214
        3,700  Sonus Networks Inc*                                             26,270
        3,000  SPSS Inc*                                                       58,170
        2,300  Syntel Inc                                                      58,579
        1,300  Talx Corp                                                       27,509
        7,200  Tekelec*                                                       125,856
        3,800  Trimble Navigation Ltd*                                        101,650
          500  Utstarcom Inc*                                                  21,480
          800  Verint Systems Inc*                                             18,112
        2,600  Western Digital Corp*                                           29,874
        2,800  White Electronic Designs Corp*                                  33,936
                                                                        -------------
                                                                            2,721,321
                                                                        -------------

              See accompanying notes to the financial statements.
10

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- 5.2%
        4,800  AES Corp*                                                       31,104
        2,500  Alliant Energy Corp                                             52,325
        3,200  Boston Communications Group*                                    43,040
        1,200  Cablevision Systems Corp, Class A*                              24,180
        5,300  Cincinnati Bell Inc*                                            29,945
        6,000  Citizens Communications Co*                                     68,400
        3,500  DPL Inc                                                         54,075
        1,000  DQE Inc                                                         14,750
        3,900  El Paso Electric Co*                                            43,485
        1,800  Energen Corp                                                    64,224
          600  Great Plains Energy Inc                                         17,376
          700  Hawaiian Electric Industries Inc                                30,086
          300  MDU Resources Group Inc                                         10,185
        2,700  National Fuel Gas Co                                            62,505
          800  NSTAR                                                           35,680
        2,400  OGE Energy Corp                                                 52,152
        1,300  Oneok Inc                                                       27,287
          200  Peoples Energy Corp                                              8,030
        2,300  PNM Resources Inc                                               63,020
        1,700  Primus Telecommunications Group*                                13,022
        1,900  Puget Energy Inc                                                41,420
        1,800  Questar Corp                                                    57,744
        1,200  SCANA Corp                                                      40,800
        2,000  Teco Energy Inc                                                 23,660
        1,950  UGI Corp                                                        59,573
          800  UIL Holdings Corp                                               28,840
        2,100  Western Wireless Corp*                                          38,808
        1,400  Wisconsin Energy Corp                                           40,796
                                                                        -------------
                                                                            1,076,512
                                                                        -------------

               TOTAL COMMON STOCKS (COST $15,610,711)                      20,665,722
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 7.9%
               CASH EQUIVALENTS -- 7.0%
      335,673  Dreyfus Money Market Fund(a)                                   335,673
$     784,902  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                        784,902
      323,772  Merrimac Money Market Fund(a)                                  323,772
                                                                        -------------
                                                                            1,444,347
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$     192,218  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $192,233, and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03, and a market value of
               $196,887.                                                      192,218
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,636,565)               1,636,565
                                                                        -------------
               TOTAL INVESTMENTS -- 107.0%
               (Cost $17,247,276)                                          22,302,287

               Other Assets and Liabilities (net) -- (7.0%)                (1,459,291)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  20,842,996
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $1,384,820 (cost $17,247,276) (Note 1)                    $22,302,287
   Dividends and interest receivable                               21,099
   Receivable for expenses reimbursed by Manager (Note 2)           5,425
                                                              -----------

      Total assets                                             22,328,811
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            1,444,347
   Payable to affiliate for (Note 2):
      Management fee                                                9,332
      Shareholder service fee                                       2,545
   Accrued expenses                                                29,591
                                                              -----------

      Total liabilities                                         1,485,815
                                                              -----------
NET ASSETS                                                    $20,842,996
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $22,112,834
   Accumulated undistributed net investment income                 27,696
   Accumulated net realized loss                               (6,352,545)
   Net unrealized appreciation                                  5,055,011
                                                              -----------
                                                              $20,842,996
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $20,842,996
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,654,775
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     12.60
                                                              ===========

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $142)               $  162,438
   Interest (including securities lending income of $3,800)        4,780
                                                              ----------

         Total income                                            167,218
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        60,759
   Audit fees                                                     17,664
   Custodian and transfer agent fees                              13,324
   Registration fees                                               1,564
   Legal fees                                                        460
   Trustees fees and related expenses (Note 2)                       291
   Miscellaneous                                                     180
   Fees reimbursed by Manager (Note 2)                           (33,196)
                                                              ----------
                                                                  61,046
   Shareholder service fee (Note 2) - Class III                   16,571
                                                              ----------
      Net expenses                                                77,617
                                                              ----------

         Net investment income                                    89,601
                                                              ----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                            1,605,693
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                4,362,157
                                                              ----------

      Net realized and unrealized gain                         5,967,850
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,057,451
                                                              ==========

14            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    89,601       $    265,960
   Net realized gain                                         1,605,693          1,866,002
   Change in net unrealized appreciation (depreciation)      4,362,157         (7,054,887)
                                                           -----------       ------------

   Net increase (decrease) in net assets from
    operations                                               6,057,451         (4,922,925)
                                                           -----------       ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (61,905)          (261,359)
                                                           -----------       ------------
      Total distributions from net investment income           (61,905)          (261,359)
                                                           -----------       ------------

   Net share transactions (Note 5):
      Class III                                             (5,875,726)       (11,636,058)
                                                           -----------       ------------
   Decrease in net assets resulting from net share
    transactions                                            (5,875,726)       (11,636,058)
                                                           -----------       ------------

      Total increase (decrease) in net assets                  119,820        (16,820,342)
NET ASSETS:
   Beginning of period                                      20,723,176         37,543,518
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $27,696 and $0,
    respectively)                                          $20,842,996       $ 20,723,176
                                                           ===========       ============

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -------------------------------------------------
                                            (UNAUDITED)         2003         2002         2001        2000*
                                          ----------------  ------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.66       $      11.76    $ 10.54      $  9.52     $ 10.00
                                              -------       ------------    -------      -------     -------

Income from investment operations:
   Net investment income                         0.04+              0.11       0.15         0.12        0.08
   Net realized and unrealized gain
     (loss)                                      2.93              (2.10)      1.23         1.02       (0.50)
                                              -------       ------------    -------      -------     -------

      Total from investment operations           2.97              (1.99)      1.38         1.14       (0.42)
                                              -------       ------------    -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.03)             (0.11)     (0.16)       (0.12)      (0.06)
                                              -------       ------------    -------      -------     -------

      Total distributions                       (0.03)             (0.11)     (0.16)       (0.12)      (0.06)
                                              -------       ------------    -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $ 12.60       $       9.66    $ 11.76      $ 10.54     $  9.52
                                              =======       ============    =======      =======     =======
TOTAL RETURN(a)                                 30.82%++          (17.00)%     13.25%      12.12%      (4.25)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $20,843       $     20,723    $37,544      $41,042     $39,000
   Net expenses to average daily net
     assets                                      0.70%**            0.71%      0.70%        0.70%       0.70%**
   Net investment income to average
     daily net assets                            0.81%**            0.90%      1.30%        1.25%       1.08%**
   Portfolio turnover rate                         38%++              55%        65%         131%         18%++
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.30%**            0.18%      0.20%        0.17%       0.21%**
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                             --       $       0.01         --(c)   $  0.01         N/A

 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums.
 (b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 (c)  Purchase premiums were less than $0.01 per share.
 *    Period from June 1, 1999 (commencement of operations) through
      February 29, 2000.
 **   Annualized.
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

16            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S.

      The Fund's benchmark is the Russell 2500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal income tax rate to the Russell 2500 Index's dividend yield.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2003, the Fund held no open futures contracts.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $1,384,820 collateralized by cash in the amount of $1,444,347, which was invested in short-term investments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $640,309, $5,176,933, $1,587,943 and $393,614 expiring in 2008, 2009,
      2010 and 2011, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $159,438.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted in cash so that a purchase will not require a securities transaction. All purchase premiums are paid and recorded by the Fund as

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      paid-in capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the fund received $0 and $15,074 in purchase premiums, respectively. There is no fee for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $199. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $8,354,461 and $14,256,187, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $17,247,276       $5,230,016        $(175,005)       $5,055,011

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 60.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2003            Year Ended
                                                             (Unaudited)          February 28, 2003
                                                        ---------------------  ------------------------
                                                         Shares     Amount       Shares       Amount
                                                        --------  -----------  ----------  ------------
         Class III:
         Shares sold                                          --  $        --     317,367  $  3,014,863
         Shares issued to shareholders in reinvestment
           of distributions                                2,950       32,367      15,201       154,941
         Shares repurchased                             (493,952)  (5,908,093) (1,378,358)  (14,805,862)
                                                        --------  -----------  ----------  ------------
         Net decrease                                   (491,002) $(5,875,726) (1,045,790) $(11,636,058)
                                                        ========  ===========  ==========  ============

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.2%
               AUTO & TRANSPORTATION -- 1.9%
        9,900  Tidewater Inc                                                 284,328
       13,800  Union Pacific Corp                                            840,972
                                                                        ------------
                                                                           1,125,300
                                                                        ------------
               CONSUMER DISCRETIONARY -- 6.7%
       83,600  AOL Time Warner Inc*                                        1,367,696
       48,700  Cendant Corp*                                                 875,626
       14,300  Federated Department Stores Inc                               624,910
        5,900  Home Depot Inc                                                189,744
       13,600  Jones Apparel Group Inc                                       420,104
        5,300  Omnicom Group                                                 413,930
                                                                        ------------
                                                                           3,892,010
                                                                        ------------
               CONSUMER STAPLES -- 8.4%
       37,900  Altria Group Inc                                            1,562,238
       15,200  Constellation Brands Inc, Class A*                            437,000
       23,700  CVS Corp                                                      772,620
       25,300  Pepsico Bottling Group Inc                                    610,236
       13,400  Safeway Inc*                                                  327,094
       62,200  Sara Lee Corp                                               1,180,556
                                                                        ------------
                                                                           4,889,744
                                                                        ------------
               FINANCIAL SERVICES -- 29.5%
       15,300  Allstate Corp                                                 546,975
       12,100  Bank of America Corp                                          958,925
       18,700  Bank One Corp                                                 738,089
        8,400  Bear Stearns Cos Inc                                          587,832
       43,100  Citigroup Inc                                               1,868,385
       13,700  CNA Financial Corp*                                           297,975
       12,900  Fannie Mae                                                    835,791
       14,700  First Data Corp                                               564,480
       41,300  FleetBoston Financial Corp                                  1,222,067
       28,100  Freddie Mac                                                 1,493,515
       12,600  IndyMac Bancorp Inc, REIT                                     290,556
       35,000  J.P. Morgan Chase & Co                                      1,197,700
       10,700  Merrill Lynch & Co Inc                                        575,446
       10,200  MetLife Inc                                                   289,884

              See accompanying notes to the financial statements.              1

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       16,400  Morgan Stanley                                                800,156
       34,900  Sovereign Bancorp Inc                                         686,832
      138,500  Travelers Property Casualty Corp, Class A                   2,131,515
       35,700  Unumprovident Corp                                            503,370
       16,500  US Bancorp                                                    394,350
        9,900  Wachovia Corp                                                 417,285
       18,500  Washington Mutual Inc                                         721,130
                                                                        ------------
                                                                          17,122,258
                                                                        ------------
               HEALTH CARE -- 8.5%
        5,200  Cardinal Health Inc                                           296,036
        5,900  Guidant Corp                                                  296,180
       42,200  Merck & Co Inc                                              2,123,504
       73,900  Pfizer Inc                                                  2,211,088
                                                                        ------------
                                                                           4,926,808
                                                                        ------------
               INTEGRATED OILS -- 9.1%
       27,200  ConocoPhillips                                              1,518,848
       48,900  Exxon Mobil Corp                                            1,843,530
       55,800  Occidental Petroleum Corp                                   1,915,614
                                                                        ------------
                                                                           5,277,992
                                                                        ------------
               MATERIALS & PROCESSING -- 1.8%
       11,000  Cabot Corp                                                    299,090
       12,100  Engelhard Corp                                                339,647
       13,800  Hercules Inc*                                                 154,560
       18,700  OM Group Inc*                                                 252,076
                                                                        ------------
                                                                           1,045,373
                                                                        ------------
               OTHER -- 2.9%
       39,300  Honeywell International Inc                                 1,139,307
       27,300  Tyco International Ltd                                        561,834
                                                                        ------------
                                                                           1,701,141
                                                                        ------------
               OTHER ENERGY -- 5.7%
       15,800  Anadarko Petroleum Corp                                       687,300
        6,200  Apache Corp                                                   427,676
       40,000  El Paso Corp                                                  293,600

2             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OTHER ENERGY -- CONTINUED
        7,100  Pogo Producing Co                                             326,316
       25,200  Valero Energy Corp                                            992,880
       59,700  Williams Cos Inc                                              545,061
                                                                        ------------
                                                                           3,272,833
                                                                        ------------
               PRODUCER DURABLES -- 2.7%
       12,400  Boeing Co                                                     463,636
        5,800  Centex Corp                                                   437,436
        6,750  DR Horton Inc                                                 210,060
        2,400  Lennar Corp                                                   161,400
        3,200  Northrop Grumman Corp                                         305,536
                                                                        ------------
                                                                           1,578,068
                                                                        ------------
               TECHNOLOGY -- 6.4%
        5,400  General Dynamics Corp                                         464,994
       28,400  Hewlett-Packard Co                                            565,728
       26,800  Microsoft Corp                                                710,736
       95,600  Oracle Corp*                                                1,221,768
       22,800  Raytheon Co                                                   730,968
                                                                        ------------
                                                                           3,694,194
                                                                        ------------
               UTILITIES -- 10.6%
        5,100  American Electric Power Co Inc                                144,381
       59,700  Bellsouth Corp                                              1,504,440
       27,300  NiSource Inc                                                  527,982
       57,800  Qwest Communications International Inc*                       257,210
       59,000  SBC Communications Inc                                      1,326,910
       15,000  Sempra Energy                                                 446,250
       55,600  Verizon Communications Inc                                  1,963,792
                                                                        ------------
                                                                           6,170,965
                                                                        ------------

               TOTAL COMMON STOCKS (COST $49,765,575)                     54,696,686
                                                                        ------------

              See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 6.0%
               REPURCHASE AGREEMENTS -- 6.0%
$   2,888,622  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $2,888,847, and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03 and a market value,
               including accrued interest of $3,036,559.                   2,888,622
$     587,080  Morgan Stanley Repurchase Agreement, dated 8/29/03, due
               9/02/03, with a maturity value of $587,125 and an
               effective yield of 0.70%, collateralized by a U.S.
               Treasury Bond with a rate of 6.625%, maturity date of
               2/15/27 and market value, including accrued interest of
               $602,148.                                                     587,080
                                                                        ------------
                                                                           3,475,702
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,475,702)              3,475,702
                                                                        ------------
               TOTAL INVESTMENTS -- 100.2%
               (Cost $53,241,277)                                         58,172,388

               Other Assets and Liabilities (net) -- (0.2%)                 (135,349)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 58,037,039
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

4             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $53,241,277) (Note 1)          $58,172,388
   Receivable for investments sold                                 94,451
   Receivable for Fund shares sold                                  4,538
   Dividends and interest receivable                               86,261
   Receivable for expenses reimbursed by Manager (Note 2)           8,246
                                                              -----------

      Total assets                                             58,365,884
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              271,870
   Payable to affiliate for (Note 2):
      Management fee                                               22,879
      Shareholder service fee                                       6,401
      12b-1 fee - Class M                                           3,684
      Administration fee - Class M                                  1,413
   Accrued expenses                                                22,598
                                                              -----------

      Total liabilities                                           328,845
                                                              -----------
NET ASSETS                                                    $58,037,039
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $115,856,130
   Accumulated undistributed net investment income                158,569
   Accumulated net realized loss                              (62,908,771)
   Net unrealized appreciation                                  4,931,111
                                                              -----------
                                                              $58,037,039
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $49,447,913
                                                              ===========
   Class M shares                                             $ 8,589,126
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    6,204,130
                                                              ===========
   Class M                                                      1,079,670
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      7.97
                                                              ===========
   Class M                                                    $      7.96
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $   765,590
   Interest (including securities lending income of $294)           4,861
                                                              -----------

      Total income                                                770,451
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        147,702
   Custodian and transfer agent fees                               26,224
   Audit fees                                                      21,528
   Registration fees                                                7,268
   Legal fees                                                       2,024
   Trustees fees and related expenses (Note 2)                      1,140
   Miscellaneous                                                      828
   Fees reimbursed by Manager (Note 2)                            (57,872)
                                                              -----------
                                                                  148,842
   Shareholder service fee (Note 2) - Class III                    42,546
                                                              -----------
   12b-1 fee (Note 2) - Class M                                     9,362
                                                              -----------
   Administration fee (Note 2) - Class M                            7,490
                                                              -----------
      Net expenses                                                208,240
                                                              -----------

            Net investment income                                 562,211
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (13,722,325)
      Closed futures contracts                                     43,909
                                                              -----------

         Net realized loss                                    (13,678,416)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                16,477,303
                                                              -----------

      Net realized and unrealized gain                          2,798,887
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 3,361,098
                                                              ===========

6             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $     562,211      $  3,509,590
   Net realized loss                                        (13,678,416)      (37,323,839)
   Change in net unrealized appreciation (depreciation)      16,477,303       (15,408,843)
                                                          -------------      ------------

   Net increase (decrease) in net assets from
    operations                                                3,361,098       (49,223,092)
                                                          -------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (419,005)       (3,347,011)
      Class M                                                   (34,129)          (69,858)
                                                          -------------      ------------
      Total distributions from net investment income           (453,134)       (3,416,869)
                                                          -------------      ------------
                                                               (453,134)       (3,416,869)
                                                          -------------      ------------
   Net share transactions (Note 5):
      Class III                                            (115,728,392)      (17,609,557)
      Class M                                                   950,247         7,381,915
                                                          -------------      ------------
   Decrease in net assets resulting from net share
    transactions                                           (114,778,145)      (10,227,642)
                                                          -------------      ------------

      Total decrease in net assets                         (111,870,181)      (62,867,603)
NET ASSETS:
   Beginning of period                                      169,907,220       232,774,823
                                                          -------------      ------------
   End of period (including accumulated undistributed
    net investment income of $158,569 and $49,492,
    respectively)                                         $  58,037,039      $169,907,220
                                                          =============      ============

              See accompanying notes to the financial statements.              7

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   --------------------------------------------------------------------
                                            (UNAUDITED)         2003          2002          2001          2000          1999
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  6.73         $   8.82      $   9.57      $   7.98      $  10.40      $  14.33
                                              -------         --------      --------      --------      --------      --------

Income from investment operations:
   Net investment income                         0.07             0.14          0.18          0.18          0.21          0.26
   Net realized and unrealized gain
     (loss)                                      1.22            (2.10)        (0.51)         2.32         (0.83)         0.13
                                              -------         --------      --------      --------      --------      --------

      Total from investment operations           1.29            (1.96)        (0.33)         2.50         (0.62)         0.39
                                              -------         --------      --------      --------      --------      --------

Less distributions to shareholders:
   From net investment income                   (0.05)           (0.13)        (0.17)        (0.18)        (0.23)        (0.27)
   From net realized gains                         --               --         (0.25)        (0.73)        (1.57)        (4.05)
                                              -------         --------      --------      --------      --------      --------

      Total distributions                       (0.05)           (0.13)        (0.42)        (0.91)        (1.80)        (4.32)
                                              -------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                $  7.97         $   6.73      $   8.82      $   9.57      $   7.98      $  10.40
                                              =======         ========      ========      ========      ========      ========
TOTAL RETURN(a)                                 19.16%**        (22.29)%       (3.64)%       32.72%        (8.45)%        2.24%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $49,448         $163,463      $232,289      $247,971      $178,329      $202,842
   Net expenses to average daily net
     assets                                      0.61%*           0.61%         0.61%         0.61%         0.61%         0.61%
   Net investment income to average
     daily net assets                            1.79%*           1.79%         1.89%         1.99%         2.06%         1.82%
   Portfolio turnover rate                         61%**           100%           95%          102%          104%           37%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.18%*           0.07%         0.06%         0.05%         0.05%         0.30%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 *    Annualized.
 **   Not Annualized.

8             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED       FEBRUARY 28,
                                                    AUGUST 31, 2003   ----------------------
                                                      (UNAUDITED)        2003        2002*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 6.72         $  8.82     $ 9.06
                                                         ------         -------     ------
Income from investment operations:
   Net investment income                                   0.05            0.12       0.01
   Net realized and unrealized gain (loss)                 1.23           (2.10)     (0.25)
                                                         ------         -------     ------

      Total from investment operations                     1.28           (1.98)     (0.24)
                                                         ------         -------     ------

Less distributions to shareholders:
   From net investment income                             (0.04)          (0.12)        --
                                                         ------         -------     ------

      Total distributions                                 (0.04)          (0.12)        --
                                                         ------         -------     ------
NET ASSET VALUE, END OF PERIOD                           $ 7.96         $  6.72     $ 8.82
                                                         ======         =======     ======
TOTAL RETURN(a)                                           19.03%+        (22.56)%    (2.65)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                     $8,589         $ 6,444     $  486
   Net expenses to average daily net assets                0.92%**         0.92%      0.91%**
   Net investment income to average daily net
     assets                                                1.47%**         1.46%      1.52%**
   Portfolio turnover rate                                   61%+           100%        95%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                             0.18%**         0.07%      0.06%**

 (a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
 * Period from January 10, 2002 (commencement of operations) through February 28, 2002.
 **   Annualized.
 +    Not annualized.

              See accompanying notes to the financial statements.              9

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee. (See Note 2) The principal economic difference between the classes of shares is the level of fees borne by the classes.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, the Fund held no open futures contracts.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, there were no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003 the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $394,435 and $27,296,081 expiring in 2010 and 2011, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $14,250,861.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $772. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $41,876,668 and $155,166,127, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $54,972,252       $3,607,373        $(407,237)       $3,200,136

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 41.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003               Year Ended
                                                               (Unaudited)             February 28, 2003
                                                        --------------------------  ------------------------
                                                          Shares        Amount        Shares       Amount
         Class III:                                     -----------  -------------  ----------  ------------
         Shares sold                                        514,976  $   3,739,422   4,918,036  $ 36,956,368
         Shares issued to shareholders in reinvestment
           of distributions                                  31,938        231,388      96,123       700,606
         Shares repurchased                             (18,626,959)  (119,699,202) (7,055,458)  (55,266,531)
                                                        -----------  -------------  ----------  ------------
         Net decrease                                   (18,080,045) $(115,728,392) (2,041,299) $(17,609,557)
                                                        ===========  =============  ==========  ============

                                                             Six Months Ended
                                                             August 31, 2003               Year Ended
                                                               (Unaudited)             February 28, 2003
                                                        --------------------------  ------------------------
                                                          Shares        Amount        Shares       Amount
         Class M:                                       -----------  -------------  ----------  ------------
         Shares sold                                        206,997  $   1,565,167     999,258  $  8,085,093
         Shares issued to shareholders in reinvestment
           of distributions                                   4,737         34,128      10,104        69,858
         Shares repurchased                                 (91,005)      (649,048)   (105,520)     (773,036)
                                                        -----------  -------------  ----------  ------------
         Net increase                                       120,729  $     950,247     903,842  $  7,381,915
                                                        ===========  =============  ==========  ============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.6%
               AUTO & TRANSPORTATION -- 2.6%
       89,800  Burlington Northern Santa Fe Co                             2,545,830
       23,300  CSX Corp                                                      752,124
       61,100  Delta Air Lines Inc                                           786,357
        3,400  Expeditors International Washington Inc                       128,214
      210,593  Ford Motor Co                                               2,434,455
      161,013  General Motors Corp                                         6,617,634
       34,000  Goodyear Tire & Rubber Co                                     242,080
       24,100  Harley Davidson Inc                                         1,200,662
       14,000  United Parcel Service, Class B                                878,640
                                                                        ------------
                                                                          15,585,996
                                                                        ------------
               CONSUMER DISCRETIONARY -- 11.9%
       88,200  Amazon.com Inc*                                             4,096,008
      387,500  AOL Time Warner Inc*                                        6,339,500
       40,500  Apollo Group Inc*                                           2,594,835
       56,600  Autonation Inc*                                             1,063,514
       16,000  Black and Decker Corp                                         684,480
       27,000  CDW Corp*                                                   1,393,470
          600  ChoicePoint Inc*                                               23,550
       50,500  Clear Channel Communications Inc*                           2,278,560
       16,800  Coach Inc*                                                    975,072
       37,100  Dollar Tree Stores Inc*                                     1,455,433
      111,900  Eastman Kodak Co                                            3,120,891
      123,200  eBay Inc*                                                   6,841,296
       37,200  EchoStar Communications Corp*                               1,372,680
       77,400  Federated Department Stores Inc                             3,382,380
       70,100  Fox Entertainment Group Inc, Class A*                       2,213,758
      113,200  Gap Inc                                                     2,364,748
      104,900  Home Depot Inc                                              3,373,584
      102,000  International Game Technology                               2,635,680
       36,600  Jones Apparel Group Inc                                     1,130,574
      260,200  Liberty Media Corp, Series A*                               3,148,420
       43,500  Limited Brands                                                737,760
       30,200  Liz Claiborne Inc                                           1,040,994
       53,300  May Department Stores Co                                    1,470,014
      101,400  McDonald's Corp                                             2,273,388
       25,700  Mohawk Industries Inc*                                      1,875,072
       25,600  Penney (JC) Co Inc                                            543,232

              See accompanying notes to the financial statements.              1

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        7,400  Pixar Inc*                                                    538,942
       14,000  R.R. Donnelley and Sons                                       351,960
       13,500  Ross Stores Inc                                               680,130
       91,700  Sears Roebuck & Co                                          4,036,634
       56,900  Toys R Us Inc*                                                774,978
        9,200  VF Corp                                                       368,920
       22,100  Viacom Inc, Class A                                           994,279
       38,000  Wal Mart Stores Inc                                         2,248,460
          900  Washington Post Co                                            626,427
       12,300  Whirlpool Corp                                                855,834
       28,400  Yahoo! Inc*                                                   948,560
                                                                        ------------
                                                                          70,854,017
                                                                        ------------
               CONSUMER STAPLES -- 3.2%
       73,876  Albertsons Inc                                              1,552,873
       30,600  Campbell Soup Co                                              740,520
       19,700  Coca Cola Co                                                  857,344
       38,200  Coca Cola Enterprises Inc                                     706,318
       45,400  Colgate-Palmolive Co                                        2,509,712
       28,900  CVS Corp                                                      942,140
       31,600  General Mills Co                                            1,464,976
       14,900  Heinz (HJ) Co                                                 482,164
       60,200  Kroger Co*                                                  1,156,442
        1,200  Pepsico Bottling Group Inc                                     28,944
       95,900  Rite Aid Corp*                                                484,295
      202,200  Safeway Inc*                                                4,935,702
       53,500  Sara Lee Corp                                               1,015,430
       21,200  Supervalu Inc                                                 510,920
       44,000  Sysco Corp                                                  1,384,240
       31,800  Tyson Foods Inc, Class A                                      356,160
                                                                        ------------
                                                                          19,128,180
                                                                        ------------
               FINANCIAL SERVICES -- 21.5%
      123,200  Allstate Corp                                               4,404,400
       20,900  AMBAC Financial Group                                       1,356,828
        8,300  Amsouth Bancorp                                               178,782
      125,664  Bank of America Corp                                        9,958,872
       32,221  Bear Stearns Cos Inc                                        2,254,825
       44,400  Capital One Financial Corp                                  2,370,960

2             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       44,700  Cigna Corp                                                  2,131,296
      302,000  Citigroup Inc                                              13,091,700
       13,700  CNA Financial Corp*                                           297,975
       27,100  Comerica Inc                                                1,337,114
       53,200  Countrywide Financial Corp                                  3,609,620
       10,700  D & B Corp*                                                   450,470
        6,800  Edwards (AG) Inc                                              244,800
      201,300  Fannie Mae                                                 13,042,227
       40,750  Fidelity National Financial Inc                             1,177,675
      109,046  FleetBoston Financial Corp                                  3,226,671
       18,200  Franklin Resources Inc                                        786,058
      130,900  Freddie Mac                                                 6,957,335
       16,000  Golden West Financial Corp                                  1,380,320
       27,600  Greenpoint Financial Corp                                     935,088
       26,100  Hartford Financial Services Group Inc                       1,389,042
       34,000  Hudson City Bancorp Inc                                       983,960
       26,300  Huntington Bancshares Inc                                     526,000
      181,140  J.P. Morgan Chase & Co                                      6,198,611
       56,900  Janus Capital Group Inc                                       982,663
       30,300  John Hancock Financial Services                               925,059
       57,700  KeyCorp                                                     1,571,171
       17,200  Lehman Brothers Holdings Inc                                1,130,556
       38,400  Lincoln National Corp                                       1,360,128
       25,300  MBIA Inc                                                    1,428,438
       95,400  MBNA Corp                                                   2,226,636
       70,800  Merrill Lynch & Co Inc                                      3,807,624
       69,500  MetLife Inc                                                 1,975,190
       45,500  MGIC Investment Corp                                        2,564,835
      133,600  Morgan Stanley                                              6,518,344
       47,400  National City Corp                                          1,501,632
       18,900  Old Republic International Corp                               634,851
       61,200  PMI Group Inc                                               2,165,256
       27,800  PNC Financial Services Group                                1,323,280
       36,800  Radian Group Inc                                            1,751,312
       24,200  Regions Financial Corp                                        853,292
       13,200  SEI Investments Co                                            460,680
       42,000  SLM Corp                                                    1,687,560
       24,100  Sovereign Bancorp Inc                                         474,288
       16,000  Suntrust Banks Inc                                            978,080
       23,700  Torchmark Corp                                                956,532

              See accompanying notes to the financial statements.              3

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       60,200  Travelers Property Casualty Corp, Class A                     926,478
       19,500  Union Planters Corp                                           622,050
      149,800  Unumprovident Corp                                          2,112,180
       23,100  Wachovia Corp                                                 973,665
      143,700  Washington Mutual Inc                                       5,601,426
       29,600  Wells Fargo & Co                                            1,484,144
                                                                        ------------
                                                                         127,287,979
                                                                        ------------
               HEALTH CARE -- 18.3%
       11,900  Aetna Inc                                                     678,300
       15,000  Allergan Inc                                                1,191,900
      164,400  Amgen Inc*                                                 10,833,960
       39,200  Biomet Inc                                                  1,165,416
       57,600  Boston Scientific Corp*                                     3,461,760
      352,400  Bristol Myers Squibb Co                                     8,940,388
       39,600  Forest Laboratories Inc*                                    1,861,200
       38,900  Genentech Inc*                                              3,088,660
       13,200  Genzyme Corp - General Division*                              622,380
       50,200  Guidant Corp                                                2,520,040
       32,900  Health Net Inc*                                             1,047,207
       53,520  Johnson & Johnson                                           2,653,522
       35,600  Lilly (Eli) & Co                                            2,368,468
       33,500  Lincare Holdings Inc*                                       1,160,105
       51,918  Medco Health Solutions Inc*                                 1,386,211
       49,300  Medtronic Inc                                               2,444,294
      430,500  Merck & Co Inc                                             21,662,760
       31,700  Mylan Laboratories Inc                                      1,153,880
      848,890  Pfizer Inc                                                 25,398,789
      285,900  Schering Plough Corp                                        4,342,821
       23,600  St Jude Medical Inc*                                        1,228,852
       45,600  Stryker Corp                                                3,456,480
        9,600  Varian Medical Systems Inc*                                   536,160
       23,100  Watson Pharmaceutical Inc*                                    949,410
       15,600  WellPoint Health Networks Inc*                              1,216,800
       56,200  Zimmer Holdings Inc*                                        2,907,788
                                                                        ------------
                                                                         108,277,551
                                                                        ------------
               INTEGRATED OILS -- 2.2%
       12,200  Amerada Hess Corp                                             575,230

4             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               INTEGRATED OILS -- CONTINUED
      116,933  ConocoPhillips                                              6,529,539
       30,554  Exxon Mobil Corp                                            1,151,886
      107,600  Marathon Oil Corp                                           3,000,964
       55,600  Occidental Petroleum Corp                                   1,908,748
                                                                        ------------
                                                                          13,166,367
                                                                        ------------
               MATERIALS & PROCESSING -- 1.0%
       20,800  Ashland Inc                                                   687,648
       34,100  Ecolab Inc                                                    879,439
       13,500  Energizer Holdings Inc*                                       496,530
       28,600  Georgia-Pacific Group                                         662,662
       42,600  Sealed Air Corp*                                            2,072,916
       35,000  Sherwin Williams Co                                         1,052,800
                                                                        ------------
                                                                           5,851,995
                                                                        ------------
               OTHER -- 2.3%
        8,600  3M Co                                                       1,225,242
      126,700  General Electric Co                                         3,746,519
      180,200  Honeywell International Inc                                 5,223,998
       20,400  Johnson Controls Inc                                        2,019,600
       28,900  Textron Inc                                                 1,300,500
                                                                        ------------
                                                                          13,515,859
                                                                        ------------
               OTHER ENERGY -- 1.9%
       24,630  Apache Corp                                                 1,698,977
       63,300  Burlington Resources Inc                                    3,064,986
          540  Cross Timbers Royalty Trust                                    12,062
      142,600  El Paso Corp                                                1,046,684
      158,200  Halliburton Co                                              3,825,276
       72,966  XTO Energy Inc                                              1,531,556
                                                                        ------------
                                                                          11,179,541
                                                                        ------------
               PRODUCER DURABLES -- 2.8%
       27,700  American Power Conversion Corp                                496,384
       84,500  Boeing Co                                                   3,159,455
       38,500  Centex Corp                                                 2,903,670
       12,300  Cooper Industries Ltd, Class A                                625,947
       47,200  DR Horton Inc                                               1,468,864

              See accompanying notes to the financial statements.              5

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
       20,200  Lennar Corp                                                 1,358,450
       18,100  Lexmark International Inc*                                  1,213,424
        9,556  Northrop Grumman Corp                                         912,407
       12,400  Pulte Homes Inc                                               825,344
       23,500  United Technologies Corp                                    1,885,875
       23,300  Waters Corp*                                                  710,650
      112,400  Xerox Corp*                                                 1,211,672
                                                                        ------------
                                                                          16,772,142
                                                                        ------------
               TECHNOLOGY -- 16.7%
       21,700  Applera Corp-Applied Biosystems Group                         472,192
       86,000  BEA Systems Inc*                                            1,165,300
      206,000  BMC Software Inc*                                           3,024,080
       70,700  Cadence Design Systems Inc*                                 1,005,354
       21,000  Ceridian Corp*                                                408,240
      450,300  Cisco Systems Inc*                                          8,623,245
       81,600  Citrix Systems Inc*                                         1,680,144
      210,600  Computer Associates International Inc                       5,397,678
       95,100  Compuware Corp*                                               565,845
      358,000  Corning Inc*                                                2,953,500
      130,500  Dell Corp*                                                  4,258,215
       61,900  Electronic Data Systems Corp                                1,351,277
      172,200  EMC Corp*                                                   2,195,550
      140,400  Gateway Inc*                                                  810,108
      384,900  Hewlett-Packard Co                                          7,667,208
      195,300  IBM Corp                                                   16,016,553
      391,200  Intel Corp                                                 11,196,144
       82,100  Juniper Networks Inc*                                       1,413,762
       98,900  Lucent Technologies Inc*                                      188,899
      237,800  Microsoft Corp                                              6,306,456
    1,150,800  Oracle Corp*                                               14,707,224
      134,800  Qualcomm Inc                                                5,564,544
       23,100  Rockwell Automation                                           628,782
      241,900  Tellabs Inc*                                                1,579,607
                                                                        ------------
                                                                          99,179,907
                                                                        ------------
               UTILITIES -- 11.2%
       14,400  Ameren Corp                                                   612,000
       36,300  American Electric Power Co Inc                              1,027,653

6             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
      177,106  AT&T Corp                                                   3,949,464
      412,000  AT&T Wireless Services Inc*                                 3,551,440
      291,700  Bellsouth Corp                                              7,350,840
       33,200  Cablevision Systems Corp, Class A*                            668,980
       24,700  Centerpoint Energy Inc                                        209,703
       60,600  Citizens Communications Co*                                   690,840
      127,200  Comcast Corp, Special Class A*                              3,607,392
       19,700  Consolidated Edison Inc                                       778,741
       20,300  Constellation Energy Group Inc                                738,717
       64,400  Cox Communications Inc, Class A*                            2,107,168
       17,200  DTE Energy Co                                                 600,452
       47,000  Duke Energy Co                                                802,760
       75,300  Edison International*                                       1,420,158
       22,700  Exelon Corp                                                 1,337,030
       13,400  Firstenergy Corp                                              392,084
       26,400  FPL Group Inc                                               1,633,104
       10,100  Kinder Morgan Inc                                             537,825
      281,800  Nextel Communications Inc*                                  5,433,104
      105,100  PG & E Corp*                                                2,330,067
       13,900  Pinnacle West Capital Corp                                    476,770
       41,700  PPL Corp                                                    1,654,239
       27,100  Public Service Enterprise Group Inc                         1,147,414
       81,800  Qwest Communications International Inc*                       364,010
      439,714  SBC Communications Inc                                      9,889,168
       24,100  Sempra Energy                                                 716,975
       13,700  Southern Co                                                   388,806
      270,400  Sprint Corp (Fon Group)                                     3,993,808
       32,200  Teco Energy Inc                                               380,926
       17,700  TXU Corp                                                      389,400
      198,384  Verizon Communications Inc                                  7,006,923
                                                                        ------------
                                                                          66,187,961
                                                                        ------------

               TOTAL COMMON STOCKS (COST $566,760,343)                   566,987,495
                                                                        ------------

              See accompanying notes to the financial statements.              7

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 7.0%
               CASH EQUIVALENTS -- 2.8%
    3,869,221  Dreyfus Money Market Fund(a)                                3,869,221
$   9,047,381  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                     9,047,381
    3,732,044  Merrimac Money Market Fund(a)                               3,732,044
                                                                        ------------
                                                                          16,648,646
                                                                        ------------
               U.S. GOVERNMENT -- 0.3%
$   1,400,000  U.S. Treasury Bill, 0.93%, due 10/23/03(b)                  1,397,606
                                                                        ------------
               REPURCHASE AGREEMENTS -- 3.9%
$  23,058,712  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/2/03, with a maturity value of
               $23,060,505 and an effective yield of 0.70%,
               collaterlized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03 and market value of
               $23,606,801.                                               23,058,712
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $41,104,964)            41,104,964
                                                                        ------------
               TOTAL INVESTMENTS -- 102.6%
               (Cost $607,865,307)                                       608,092,459

               Other Assets and Liabilities (net) -- (2.6%)              (15,126,404)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $592,966,055
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $16,072,316 (cost $607,865,307) (Note 1)                  $608,092,459
   Receivable for Fund shares sold                                 880,000
   Dividends and interest receivable                               780,673
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                105,754
   Receivable for expenses reimbursed by Manager (Note 2)           15,717
                                                              ------------

      Total assets                                             609,874,603
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            16,648,646
   Payable to affiliate for (Note 2):
      Management fee                                               161,836
      Shareholder service fee                                       59,198
   Accrued expenses                                                 38,868
                                                              ------------

      Total liabilities                                         16,908,548
                                                              ------------
NET ASSETS                                                    $592,966,055
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $676,531,984
   Accumulated undistributed net investment income               1,336,305
   Accumulated net realized loss                               (85,601,836)
   Net unrealized appreciation                                     699,602
                                                              ------------
                                                              $592,966,055
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $207,777,351
                                                              ============
   Class IV shares                                            $385,188,704
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    20,237,980
                                                              ============
   Class IV                                                     37,527,442
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.27
                                                              ============
   Class IV                                                   $      10.26
                                                              ============

              See accompanying notes to the financial statements.              9

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $ 4,903,568
   Interest (including securities lending income of $5,304)        39,765
                                                              -----------

         Total income                                           4,943,333
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        902,030
   Custodian and transfer agent fees                               51,170
   Audit fees                                                      19,596
   Legal fees                                                      10,488
   Trustees fees and related expenses (Note 2)                      5,780
   Registration fees                                                2,392
   Miscellaneous                                                    4,508
   Fees reimbursed by Manager (Note 2)                            (88,154)
                                                              -----------
                                                                  907,810
   Shareholder service fee (Note 2) - Class III                   141,627
   Shareholder service fee (Note 2) - Class IV                    187,871
                                                              -----------
                                                                  329,498
                                                              -----------
      Net expenses                                              1,237,308
                                                              -----------

         Net investment income                                  3,706,025
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (8,843,732)
      Closed futures contracts                                  1,468,027
                                                              -----------

         Net realized loss                                     (7,375,705)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              95,549,228
      Open futures contracts                                      472,450
                                                              -----------

         Net unrealized gain                                   96,021,678
                                                              -----------

      Net realized and unrealized gain                         88,645,973
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $92,351,998
                                                              ===========

10            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  3,706,025      $   6,156,235
   Net realized loss                                         (7,375,705)       (47,593,721)
   Change in net unrealized appreciation (depreciation)      96,021,678        (74,683,911)
                                                           ------------      -------------

   Net increase (decrease) in net assets from
    operations                                               92,351,998       (116,121,397)
                                                           ------------      -------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,247,942)        (2,003,854)
      Class IV                                               (2,450,893)        (3,699,871)
                                                           ------------      -------------
      Total distributions from net investment income         (3,698,835)        (5,703,725)
                                                           ------------      -------------

                                                             (3,698,835)        (5,703,725)
                                                           ------------      -------------
   Net share transactions (Note 5):
      Class III                                              14,206,124         80,376,925
      Class IV                                               19,080,893        131,175,397
                                                           ------------      -------------
   Increase in net assets resulting from net share
    transactions                                             33,287,017        211,552,322
                                                           ------------      -------------

      Total increase in net assets                          121,940,180         89,727,200
NET ASSETS:
   Beginning of period                                      471,025,875        381,298,675
                                                           ------------      -------------
   End of period (including accumulated undistributed
    net investment income of $1,336,305 and $1,329,115,
    respectively)                                          $592,966,055      $ 471,025,875
                                                           ============      =============

              See accompanying notes to the financial statements.             11

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.69       $  11.23     $  12.29     $  14.35     $  14.26     $  14.05
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.06+          0.12+        0.15+        0.17+        0.20         0.18
   Net realized and unrealized gain
     (loss)                                       1.58          (2.55)       (1.07)       (0.20)        1.94         1.99
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            1.64          (2.43)       (0.92)       (0.03)++      2.14         2.17
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.06)         (0.11)       (0.14)       (0.19)       (0.19)       (0.19)
   From net realized gains                          --             --           --        (1.84)       (1.86)       (1.77)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.06)         (0.11)       (0.14)       (2.03)       (2.05)       (1.96)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.27       $   8.69     $  11.23     $  12.29     $  14.35     $  14.26
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  18.98%**      (21.69)%      (7.53)%      (0.83)%      15.10%       16.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $207,777       $163,025     $133,203     $260,432     $321,786     $227,158
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             1.32%*         1.26%        1.24%        1.20%        1.34%        1.35%
   Portfolio turnover rate                          31%**          62%          85%          82%         108%          77%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.03%*         0.04%        0.03%        0.05%        0.05%        0.25%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 +    Computed using average shares outstanding throughout the period.
 ++ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
 *    Annualized.
 **   Not Annualized.

12            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED     FEBRUARY 28/29,
                                                    AUGUST 31, 2003   ----------------------
                                                      (UNAUDITED)        2003        2002*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   8.69       $  11.23    $  12.32
                                                        --------       --------    --------

Income from investment operations:
   Net investment income+                                   0.07           0.13        0.10
   Net realized and unrealized gain (loss)                  1.57          (2.55)      (1.08)
                                                        --------       --------    --------

      Total from investment operations                      1.64          (2.42)      (0.98)
                                                        --------       --------    --------

Less distributions to shareholders:
   From net investment income                              (0.07)         (0.12)      (0.11)
                                                        --------       --------    --------

      Total distributions                                  (0.07)         (0.12)      (0.11)
                                                        --------       --------    --------
NET ASSET VALUE, END OF PERIOD                          $  10.26       $   8.69    $  11.23
                                                        ========       ========    ========
TOTAL RETURN(a)                                            18.89%++      (21.65)%     (8.00)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $385,189       $308,001    $248,095
   Net expenses to average daily net assets                 0.44%**        0.44%       0.44%**
   Net investment income to average daily net
     assets                                                 1.37%**        1.35%       1.37%**
   Portfolio turnover rate                                    31%++          62%         85%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                              0.03%**        0.04%       0.04%**

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 * Period from July 2, 2001 (commencement of operations) through February 28, 2002.
 +    Computed using average shares outstanding throughout the period.
 **   Annualized.
 ++   Not Annualized.

              See accompanying notes to the financial statements.             13

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return. The Fund seeks to achieve this objective primarily through investment in U.S. equity securities, excluding those companies that are tobacco-producing issuers (as listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services). The Fund's benchmark is the S&P 500 Index.

      Throughout the six months ended August 31, 2003, the Fund offered two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2003 the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $16,072,316 collateralized by cash in the amount of $16,648,646, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $24,719,851 and $28,414,910 expiring in 2010 and 2011, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $19,614,026.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $4,216. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $177,434,540 and $162,589,758, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $613,503,773     $42,201,681       $(47,612,995)    $(5,411,314)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 63.7% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003              Year Ended
                                                             (Unaudited)            February 28, 2003
                                                        ----------------------  --------------------------
                                                         Shares      Amount       Shares        Amount
         Class III:                                     ---------  -----------  -----------  -------------
         Shares sold                                    1,767,811  $17,136,323   19,145,833  $ 202,448,347
         Shares issued to shareholders in reinvestment
           of distributions                               106,908    1,021,131      139,964      1,343,482
         Shares repurchased                              (394,028)  (3,951,330) (12,384,896)  (123,414,904)
                                                        ---------  -----------  -----------  -------------
         Net increase                                   1,480,691  $14,206,124    6,900,901  $  80,376,925
                                                        =========  ===========  ===========  =============

                                                           Six Months Ended
                                                           August 31, 2003              Year Ended
                                                             (Unaudited)            February 28, 2003
                                                        ----------------------  --------------------------
                                                         Shares      Amount       Shares        Amount
         Class IV:                                      ---------  -----------  -----------  -------------
         Shares sold                                    1,823,123  $16,630,000   12,955,575  $ 127,475,526
         Shares issued to shareholders in reinvestment
           of distributions                               257,064    2,450,893      398,388      3,699,871
         Shares repurchased                                    --           --           --             --
                                                        ---------  -----------  -----------  -------------
         Net increase                                   2,080,187  $19,080,893   13,353,963  $ 131,175,397
                                                        =========  ===========  ===========  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

         Number of                                        Contract     Net Unrealized
         Contracts        Type        Expiration Date       Value       Appreciation
         ---------  ----------------  ----------------  -------------  --------------

           Buys
              68        S&P 500        September 2003    $17,130,900      $472,450
                                                                          ========

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.8%
               AUTO & TRANSPORTATION -- 3.6%
       14,000  American Axle & Manufacturing Holdings Inc*                     455,000
       12,725  Arctic Cat Inc                                                  277,914
       37,450  ArvinMeritor Inc                                                704,809
       14,200  Autoliv Inc                                                     428,982
        7,100  Bandag Inc                                                      248,358
        9,200  BorgWarner Inc                                                  655,224
        7,800  Celadon Group Inc*                                               81,510
       33,200  Cooper Tire & Rubber Co                                         597,600
       21,400  Dura Automotive Systems Inc*                                    225,556
       24,000  Intermet Corp                                                    91,680
        8,300  Landstar System Inc*                                            512,193
       37,600  Lear Corp*                                                    2,088,680
        3,750  Old Dominion Freight Line*                                      134,062
       13,400  USF Corp                                                        426,790
                                                                        --------------
                                                                             6,928,358
                                                                        --------------
               CONSUMER DISCRETIONARY -- 19.3%
       49,000  Abercrombie & Fitch Co, Class A*                              1,491,560
       55,600  Allied Waste Industries Inc*                                    614,936
       41,100  American Eagle Outfitters Inc*                                  705,276
        6,100  American Woodmark Corp                                          310,734
       10,100  Angelica Corp                                                   196,546
       22,550  Applebees International Inc                                     724,757
       18,500  Bally Total Fitness Holding Corp*                               179,080
       14,850  Banta Corp                                                      515,740
       14,200  Bebe Stores Inc*                                                327,452
       42,300  BJ's Wholesale Club Inc*                                        923,832
       21,000  Blyth Inc                                                       589,680
       26,200  Bombay Co Inc*                                                  259,118
       20,000  Boyd Gaming Corp                                                307,000
       17,700  Brightpoint Inc*                                                473,298
        7,200  Brown Shoe Co Inc                                               223,200
       15,740  Burlington Coat Factory Warehouse                               327,235
       51,200  Callaway Golf Co                                                769,536
       17,700  Catalina Marketing Corp*                                        246,207
       11,200  CDW Corp*                                                       578,032
       10,200  CEC Entertainment Inc*                                          400,044
        8,700  Central Garden and Pet Co*                                      242,121

              See accompanying notes to the financial statements.              1

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       19,100  Charlotte Russe Holding Inc*                                    234,930
       20,100  Children's Place*                                               417,276
       13,200  Consolidated Graphics Inc*                                      326,436
       44,300  Convergys Corp*                                                 797,400
       12,300  Cornell Cos Inc*                                                195,693
       21,715  Corrections Corp of America, REIT*                              499,445
        9,600  CPI Corp                                                        159,840
       14,300  CSK Auto Corp*                                                  235,950
        8,100  CSS Industries Inc                                              196,425
       18,200  Dave & Buster's Inc*                                            182,728
       19,900  Dollar Tree Stores Inc*                                         780,677
       20,500  Dover Motorsports Inc                                            87,740
       58,900  EarthLink Inc*                                                  447,051
       30,700  Foot Locker Inc                                                 508,699
       26,400  Footstar Inc*                                                   280,632
       20,850  Fossil Inc*                                                     585,051
       15,800  Furniture Brands International Inc*                             452,670
       20,100  G TECH Holdings Corp                                            851,838
       52,300  Gemstar-TV Guide International Inc*                             252,086
       10,500  Group 1 Automotive Inc*                                         395,325
       19,000  Hasbro Inc                                                      351,500
       12,200  Ihop Corp                                                       429,928
       58,600  IKON Office Solutions Inc                                       422,506
       13,900  Infospace Inc*                                                  219,620
       19,200  Isle of Capris Casinos Inc*                                     360,960
       29,400  Jack in the Box Inc*                                            622,986
        8,700  Lithia Motors Inc                                               196,446
       15,800  Lone Star Steakhouse & Saloon Inc                               342,228
       30,900  Luby's Inc*                                                      75,705
       11,950  Marcus Corp                                                     169,570
       11,600  Maximus Inc*                                                    415,512
       12,300  Maytag Corp                                                     333,330
       30,300  MPS Group Inc*                                                  289,365
       25,000  Nautilus Group Inc                                              292,500
       14,900  Neiman Marcus Group Inc, Class A*                               634,740
       33,500  Nu Skin Enterprises Inc                                         378,550
       39,600  Oakley Inc*                                                     431,244
       12,400  On Assignment Inc*                                               59,520
       14,100  Outback Steakhouse Inc                                          544,965
       16,500  Papa Johns International Inc*                                   415,800

2             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       50,600  Payless ShoeSource Inc*                                         745,844
       10,500  PDi Inc*                                                        270,900
        1,200  Pegasus Communications Corp*                                     23,112
       27,400  Pier 1 Imports Inc                                              563,618
       16,200  Polo Ralph Lauren Corp                                          474,660
       13,200  Reebok International Ltd                                        441,540
       18,000  Rent-A-Center Inc*                                            1,446,660
       19,200  Republic Services Inc, Class A*                                 472,704
       20,400  Ross Stores Inc                                               1,027,752
       29,000  Ryan's Family Steak Houses Inc*                                 388,020
       16,100  Salton Inc*                                                     171,304
       21,000  Shopko Stores Inc*                                              289,170
       10,600  Skechers U.S.A. Inc*                                             81,090
       12,800  Snap-On Inc                                                     377,600
       23,300  Sonic Automotive Inc*                                           640,750
       38,900  Spherion Corp*                                                  270,355
       52,500  Spiegel Inc, Class A*                                             2,100
       14,700  Steven Madden Ltd*                                              307,230
       19,900  Tech Data Corp*                                                 663,665
       21,100  Tetra Tech Inc*                                                 403,643
        8,900  Thomas Nelson Inc*                                              109,025
       29,400  Transportation World Entertainment Corp*                        190,218
        6,900  Ultimate Electronics Inc*                                        88,527
       22,600  United Stationers Inc*                                          918,464
        7,700  Vans Inc*                                                        71,225
       64,700  VeriSign Inc*                                                   968,559
       11,100  World Fuel Services Corp                                        302,475
                                                                        --------------
                                                                            36,990,461
                                                                        --------------
               CONSUMER STAPLES -- 2.7%
       15,900  Chiquita Brands International*                                  287,949
       13,650  Dean Foods Co*                                                  396,532
        1,400  Farmer Brothers Co                                              488,572
       17,800  Ingles Markets Inc, Class A                                     172,464
       50,100  PepsiAmericas Inc                                               697,392
          760  Seaboard Corp                                                   175,940
       27,300  Smithfield Foods Inc*                                           552,825
       58,100  Supervalu Inc                                                 1,400,210
       13,400  Universal Corp                                                  561,460

              See accompanying notes to the financial statements.              3

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER STAPLES -- CONTINUED
       44,300  Winn-Dixie Stores Inc                                           445,215
                                                                        --------------
                                                                             5,178,559
                                                                        --------------
               FINANCIAL SERVICES -- 27.9%
       18,700  Acadia Realty Trust                                             192,423
       22,100  Allmerica Financial Corp*                                       523,107
        9,900  AMB Property Corp, REIT                                         282,150
       38,200  American Financial Group Inc                                    835,816
       27,700  AmerUs Group Co                                                 892,771
       26,500  Annaly Mortgage Management Inc, REIT                            504,560
       18,500  Anthracite Capital Inc, REIT                                    201,465
       30,000  Anworth Mortgage Asset Corp, REIT                               471,300
       28,000  Apex Mortgage Capital Inc                                       143,640
       13,000  Associated Banc Corp                                            496,210
       19,800  Associated Estates Realty Capital, REIT                         122,958
       26,800  Astoria Financial Corp                                          861,352
       14,475  Baldwin and Lyons Inc, Class B                                  335,820
        8,300  Bank Mutual Corp                                                306,768
        8,400  Bank of Hawaii Corp                                             284,760
        7,400  Bedford Property Investors, REIT                                193,880
        8,100  Berkley (WR) Corp                                               267,948
       23,700  Boykin Lodging Co, REIT                                         184,860
       32,500  Capstead Mortgage Corp, REIT                                    403,650
        4,400  CBL & Associates Properties Inc, REIT                           215,468
       12,100  CCC Information Services Group*                                 186,098
        8,300  Central Pacific Financial Corp                                  220,116
       26,000  Checkfree Corp*                                                 597,480
       12,400  Citizens Banking Corp Michigan                                  322,400
        5,900  City Holding Co                                                 202,311
        6,500  Coastal Bancorp Inc                                             188,890
       24,500  Colonial BancGroup Inc                                          358,925
       14,800  Commerce Group Inc                                              544,196
       24,500  Commercial Federal Corp                                         607,600
       32,800  Commercial Net Lease Realty Inc, REIT                           552,024
        1,900  Connecticut Bancshares Inc                                       96,995
        4,200  Corus Bancshares Inc                                            217,560
        9,799  Delphi Financial Group Inc, Class A                             470,940
        9,300  Downey Financial Corp                                           393,111
       19,800  Electro Rent Corp*                                              237,204
       11,500  Entertainment Properties Trust, REIT                            359,375

4             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       28,500  Equity Inns Inc, REIT                                           195,510
       20,510  Equity One Inc, REIT                                            349,696
        8,300  Erie Indemnity Co, Class A                                      338,059
       22,064  Felcor Lodging Trust Inc, REIT                                  212,697
      107,050  Fidelity National Financial Inc                               3,093,745
       14,500  Financial Federal Corp*                                         466,030
       54,700  First American Corp                                           1,322,646
        3,600  First Citizens Bancshares, Class A                              386,028
       10,500  First Industrial Realty Trust, REIT                             319,725
        9,400  FirstFed Financial Corp*                                        373,180
       33,000  Firstmerit Corp                                                 835,890
       36,700  Flagstar Bancorp Inc                                            716,751
       65,700  Fremont General Corp                                            846,216
       21,400  GATX Corp                                                       453,252
        8,500  GBC Bancorp (California)                                        330,310
        9,800  General Growth Properties, REIT                                 679,630
       13,800  Great Lakes Inc                                                 211,830
       21,300  Greater Bay Bancorp                                             438,141
        5,200  Hancock Holding Co                                              248,092
       18,700  Hibernia Corp, Class A                                          388,025
       15,962  Highwood Properties Inc, REIT                                   366,328
      115,600  HRPT Properties Trust, REIT                                   1,048,492
        8,900  Hudson United Bancorp                                           351,461
       22,500  Huntington Bancshares Inc                                       450,000
       35,800  Impac Mortgage Holdings Inc, REIT                               540,222
       18,000  Innkeepers USA Trust, REIT                                      151,380
       20,900  Interpool Inc                                                   379,335
       15,200  Irwin Financial Corp                                            342,152
       18,125  iStar Financial Inc, REIT                                       664,463
       12,000  Kansas City Life Insurance Co                                   528,000
       17,300  Keystone Property Trust                                         339,599
       22,400  Kimco Realty Corp                                               933,632
        8,900  Klamath First Bancorp Inc                                       196,334
       41,300  Knight Trading Group Inc*                                       382,851
       10,100  Koger Equity Inc                                                180,487
       61,600  La Quinta Corp, REIT*                                           335,104
       16,000  Landamerica Financial Group Inc                                 734,400
       16,300  Lasalle Hotel Properties, REIT                                  268,950
        6,200  Leucadia National Corp                                          236,530
       12,200  Local Financial Corp*                                           197,640

              See accompanying notes to the financial statements.              5

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       20,006  Mack-Cali Realty Corp, REIT                                     736,221
        8,300  MAF Bancorp Inc                                                 317,060
       39,400  Meristar Hospitality Corp, REIT                                 259,646
       21,000  MFA Mortgage Investments Inc                                    220,290
       24,000  National Health Investors, REIT                                 488,160
       30,700  Nationwide Financial Services, Class A                          905,650
       18,500  Nationwide Health Properties Inc, REIT                          304,325
       21,150  New Century Financial Corp                                      515,426
       26,000  Old Republic International Corp                                 873,340
       29,900  Omega Healthcare Investors Inc, REIT*                           190,463
       11,000  Pan Pacific Retail Property Inc                                 463,100
       26,100  PMI Group Inc                                                   923,418
       21,700  Prime Group Realty Trust*                                       132,804
       26,500  Protective Life Corp                                            770,885
       14,500  Provident Financial Group                                       387,295
      224,600  Providian Financial Corp*                                     2,302,150
       15,700  Public Storage Inc, REIT                                        579,173
       11,500  R&G Financial Corp, Class B                                     342,700
       10,100  RAIT Investment Trust, REIT                                     239,168
        9,100  Redwood Trust Inc, REIT                                         393,120
        8,700  Regency Centers Corp                                            306,936
       13,400  Reinsurance Group of America Inc                                506,788
       10,500  Riggs National Corp                                             165,270
       16,800  Senior Housing Properties Trust, REIT                           233,352
        8,000  Sovran Self Storage, REIT                                       248,240
       14,000  Stewart Information Services Corp*                              409,640
        5,900  Student Loan Group                                              725,464
        7,880  Texas Regional Bancshares, Class A                              265,556
       33,800  Thornburg Mortgage Inc                                          836,888
       10,000  Triad Guaranty Inc*                                             464,700
       12,100  UICI*                                                           151,250
       15,700  United Dominion Realty Trust Inc                                287,624
       40,200  United Rentals Inc*                                             678,576
        7,600  Urstadt Biddle Properties Inc                                   101,460
        6,900  Value Line Inc                                                  342,240
       22,600  Ventas Inc, REIT                                                382,166
       26,015  Washington Federal Inc                                          659,740
        6,900  Webster Financial Corp                                          268,755
        7,600  Weingarten Realty Investors, REIT                               340,176
       14,600  World Acceptance Corp*                                          203,524

6             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        9,100  WSFS Financial Corp                                             397,670
                                                                        --------------
                                                                            53,429,353
                                                                        --------------
               HEALTH CARE -- 4.8%
       16,100  Alaris Medical Systems Inc*                                     276,115
        9,800  American Medical Security Group Inc*                            197,960
        9,200  American Pharmaceutical Partners Inc*                           438,288
        3,900  Bard (C.R.) Inc                                                 261,300
       37,900  Beverly Enterprises Inc*                                        246,350
       10,400  Centene Corp*                                                   291,200
        7,200  CIMA Labs Inc*                                                  194,328
       10,200  CryoLife Inc*                                                    57,120
       15,900  Esperion Therapeutics Inc*                                      287,631
       14,700  Guilford Pharmaceuticals Inc*                                    75,411
       27,410  Health Net Inc*                                                 872,460
       44,100  Humana Inc*                                                     775,719
       12,500  ICOS Corp*                                                      486,750
       13,800  Invitrogen Corp*                                                795,846
       12,700  Osteotech Inc*                                                  139,827
       21,900  Pacificare Health Systems Inc*                                1,090,620
        9,800  PolyMedica Corp                                                 441,196
       32,200  Praecis Pharmaceuticals Inc*                                    205,436
       25,500  Prime Medical Services Inc*                                     116,255
       34,000  Res-Care Inc*                                                   223,380
        6,100  SFBC International Inc*                                         177,632
       21,300  Thoratec Corp*                                                  319,713
       12,300  United Therapeutics Corp*                                       281,916
       17,200  Watson Pharmaceutical Inc*                                      706,920
       28,000  WebMD Corp*                                                     288,400
                                                                        --------------
                                                                             9,247,773
                                                                        --------------
               MATERIALS & PROCESSING -- 6.2%
       25,700  Ashland Inc                                                     849,642
       11,800  Carpenter Technology Corp                                       245,676
       18,900  Commercial Metals Co                                            373,842
       18,800  Cytec Industries Inc*                                           704,812
       18,800  Dycom Industries Inc*                                           425,820
       13,400  Fluor Corp                                                      493,656
        9,400  Greif Inc - Class A                                             240,264

              See accompanying notes to the financial statements.              7

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
       10,200  Harsco Corp                                                     397,698
       31,900  Lafarge Corp                                                  1,092,256
       13,600  LNR Property Corp                                               544,000
       13,400  Lubrizol Corp                                                   455,600
        9,100  Mueller Industries Inc*                                         262,808
      104,900  Owens Illinois Inc*                                           1,201,105
       33,400  Precision Castparts Corp                                      1,182,360
        8,900  Quanex Corp                                                     311,055
       18,700  Rock-Tenn Co, Class A                                           302,005
       19,600  Sealed Air Corp*                                                953,736
       13,000  Southern Peru Copper Corp                                       222,300
       11,000  Steel Technologies Inc                                          132,000
       11,700  Stepan Co                                                       269,685
        2,100  Trex Company Inc*                                                76,020
       21,500  URS Corp*                                                       490,845
       20,500  York International Corp                                         661,740
                                                                        --------------
                                                                            11,888,925
                                                                        --------------
               OTHER -- 0.9%
       17,300  FMC Corp*                                                       430,597
       29,120  Jacuzzi Brands Inc*                                             165,693
       20,200  Kaman Corp, Class A                                             260,580
       12,700  Lancaster Colony Corp                                           505,079
        3,200  Sequa Corp, Class A*                                            140,480
       21,600  Walter Industries Inc                                           258,120
                                                                        --------------
                                                                             1,760,549
                                                                        --------------
               OTHER ENERGY -- 3.5%
        7,900  Cabot Oil & Gas Corp                                            212,905
      269,600  Calpine Corp*                                                 1,520,544
       85,100  Chesapeake Energy Corp                                          922,484
       13,200  Clayton Williams Energy Inc*                                    267,036
       20,300  Comstock Resources Inc*                                         301,455
          209  Cross Timbers Royalty Trust                                       4,678
       15,600  Denbury Resources Inc*                                          205,140
       12,700  Energy Partners Ltd*                                            142,875
       11,800  Holly Corp                                                      290,044
       25,000  Horizon Offshore Inc*                                           107,750
       19,000  Massey Energy Co                                                240,350

8             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OTHER ENERGY -- CONTINUED
        7,900  Peabody Energy Corp                                             250,035
        6,500  Pogo Producing Co                                               298,740
        7,500  St. Mary Land & Exploration Co                                  212,250
       15,900  Sunoco Inc                                                      646,017
       15,700  Westport Resources Corp*                                        373,660
       28,300  XTO Energy Inc                                                  594,017
                                                                        --------------
                                                                             6,589,980
                                                                        --------------
               PRODUCER DURABLES -- 12.1%
        5,100  Allied Defense Group Inc/The*                                    96,237
       78,200  American Power Conversion Corp                                1,401,344
       34,100  American Tower Corp*                                            388,058
       11,100  Ametek Inc                                                      465,756
       11,400  Beazer Homes USA Inc*                                           947,568
       26,800  CellStar Corp*                                                  156,780
       36,600  Centex Corp                                                   2,760,372
       15,400  CompX International Inc                                          84,392
        7,900  Cooper Industries Ltd, Class A                                  402,031
       43,600  Crown Castle International Corp*                                468,700
        6,600  Dionex Corp*                                                    258,588
        7,300  Donaldson Co Inc                                                400,770
       36,537  DR Horton Inc                                                 1,137,031
       11,100  EnPro Industries Inc*                                           117,771
       12,000  Esterline Technologies Corp*                                    237,120
       26,800  Flowserve Corp*                                                 564,140
       37,300  General Cable Corp*                                             336,819
       11,100  Genlyte Group Inc*                                              446,331
        5,700  Imagistics International Inc*                                   163,020
       32,400  KB HOME                                                       1,853,928
       15,500  Kimball International, Class B                                  235,755
        8,700  Lennar Corp                                                     585,075
       10,700  M/I Schottenstein Homes Inc                                     464,166
       16,390  MDC Holdings Inc                                                837,365
       26,800  Measurements Specialties Inc*                                   337,412
        6,900  Meritage Corporation*                                           310,224
       17,800  Milacron Inc                                                     39,872
        4,500  Mine Safety Appliances Co                                       244,170
       11,100  MTS Systems Corp                                                148,740
        4,400  Nacco Industries Inc                                            341,880
        2,600  NVR Inc*                                                      1,127,100

              See accompanying notes to the financial statements.              9

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
       26,200  Plantronics Inc*                                                662,074
       13,528  Pulte Homes Inc                                                 900,424
       15,100  Ryland Group Inc                                              1,014,116
       25,400  Standard Pacific Corp                                           902,716
       10,300  Standex International Corp                                      235,870
        3,300  Tecumseh Products Co, Class A                                   129,426
        7,400  Tecumseh Products Co, Class B                                   278,240
       41,300  Toll Brothers Inc*                                            1,227,436
       14,700  Watts Industries Inc                                            269,892
       33,100  Zomax Inc*                                                      140,675
                                                                        --------------
                                                                            23,119,384
                                                                        --------------
               TECHNOLOGY -- 7.5%
        5,100  Adtran Inc                                                      279,480
       32,500  American Management Systems Inc*                                466,375
        5,400  Analogic Corp                                                   278,154
       14,200  Ascential Software Corp*                                        248,500
        6,200  Avid Technology Inc*                                            307,830
       10,500  Avocent Corp*                                                   306,600
       14,100  Black Box Corp                                                  664,110
       33,800  Ciber Inc*                                                      360,308
       90,300  Ciena Corp*                                                     586,950
       53,200  Citrix Systems Inc*                                           1,095,388
      228,100  Compuware Corp*                                               1,357,195
       10,650  Comtech Telecommunications*                                     258,902
       35,600  Comverse Technology Inc*                                        587,044
       20,500  Cree Inc*                                                       324,310
       22,900  Electronics for Imaging Inc*                                    490,518
        9,800  Hutchinson Technology Inc*                                      309,974
        9,100  Inforte Corp*                                                    70,070
       22,900  Ingram Micro Inc, Class A*                                      324,035
       18,300  Iomega Corp*                                                    211,914
       35,800  Kemet Corp*                                                     438,908
       20,900  Microsemi Corp*                                                 413,193
       45,200  Nvidia Corp*                                                    820,832
       27,600  PerkinElmer Inc                                                 456,504
       28,300  Pixelworks Inc*                                                 268,001
       19,900  Pomeroy IT Solutions Inc                                        291,873
       15,000  QRS Corp*                                                       128,250
       14,900  SBS Technologies Inc*                                           172,840

10            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       36,000  Scientific Atlanta Inc                                        1,224,000
       19,500  Skyworks Solutions Inc*                                         221,130
        8,600  Stellent Inc*                                                    71,122
       14,900  Storage Technology Corp*                                        381,589
       24,100  Symbol Technologies Inc                                         326,314
        6,800  Talx Corp                                                       143,895
       23,600  Viasat Inc*                                                     375,476
                                                                        --------------
                                                                            14,261,584
                                                                        --------------
               UTILITIES -- 6.3%
      175,800  AES Corp*                                                     1,139,184
       28,500  Alliant Energy Corp                                             596,505
       17,700  Avista Corp                                                     275,589
       15,400  Boston Communications Group*                                    207,130
       30,600  Cablevision Systems Corp, Class A*                              616,590
       38,100  Cincinnati Bell Inc*                                            215,265
       29,200  Citizens Communications Co*                                     332,880
       42,400  DPL Inc                                                         655,080
       18,500  El Paso Electric Co*                                            206,275
       12,300  Energen Corp                                                    438,864
       17,300  Great Plains Energy Inc                                         501,008
        4,700  Hawaiian Electric Industries Inc                                202,006
        6,000  MDU Resources Group Inc                                         203,700
       20,900  National Fuel Gas Co                                            483,835
        4,900  New Jersey Resources Corp                                       176,890
       11,100  NSTAR                                                           495,060
       31,400  OGE Energy Corp                                                 682,322
       24,100  PNM Resources Inc                                               660,340
       14,000  Puget Energy Inc                                                305,200
       17,300  Questar Corp                                                    554,984
       22,700  SCANA Corp                                                      771,800
       80,100  Teco Energy Inc                                                 947,583
        8,700  UGI Corp                                                        265,785
        7,000  UIL Holdings Corp                                               252,350
       17,040  UniSource Energy Corp                                           319,330
       14,600  Wisconsin Energy Corp                                           425,444
                                                                        --------------
                                                                            11,930,999
                                                                        --------------

               TOTAL COMMON STOCKS (COST $152,980,376)                     181,325,925
                                                                        --------------

              See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 10.6%
               CASH EQUIVALENTS -- 5.7%
    2,540,202  Dreyfus Money Market Fund(a)                                  2,540,202
$   5,939,742  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                       5,939,742
    2,450,144  Merrimac Money Market Fund(a)                                 2,450,144
                                                                        --------------
                                                                            10,930,088
                                                                        --------------
               U.S. GOVERNMENT -- 0.3%
$     600,000  U.S. Treasury Bill, 0.93%, due 10/23/03(b)                      599,009
                                                                        --------------
               REPURCHASE AGREEMENTS -- 4.6%
$   8,733,792  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $8,734,471 and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03 and a market value of
               $8,962,748                                                    8,733,792
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $20,262,889)              20,262,889
                                                                        --------------
               TOTAL INVESTMENTS -- 105.4%
               (Cost $173,243,265)                                         201,588,814

               Other Assets and Liabilities (net) -- (5.4%)                (10,273,056)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $  191,315,758
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

12            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $10,377,795 (cost $173,243,265) (Note 1)                  $201,588,814
   Receivable for Fund shares sold                                 520,993
   Dividends and interest receivable                               202,025
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 41,400
   Receivable for expenses reimbursed by Manager (Note 2)           12,121
                                                              ------------

      Total assets                                             202,365,353
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            10,930,088
   Payable for Fund shares repurchased                               4,090
   Payable to affiliate for (Note 2):
      Management fee                                                51,266
      Shareholder service fee                                       23,303
   Accrued expenses                                                 40,848
                                                              ------------

      Total liabilities                                         11,049,595
                                                              ------------
NET ASSETS                                                    $191,315,758
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $166,685,673
   Accumulated undistributed net investment income                 388,368
   Accumulated net realized loss                                (4,499,068)
   Net unrealized appreciation                                  28,740,785
                                                              ------------
                                                              $191,315,758
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $191,315,758
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,899,447
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      12.84
                                                              ============

              See accompanying notes to the financial statements.             13

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $675)               $ 1,544,513
   Interest (including securities lending income of $17,044)       36,778
                                                              -----------

         Total income                                           1,581,291
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        279,284
   Custodian and transfer agent fees                               27,237
   Audit fees                                                      21,620
   Registration fees                                               13,616
   Legal fees                                                       3,036
   Trustees fees and related expenses (Note 2)                      1,675
   Miscellaneous                                                    1,288
   Fees reimbursed by Manager (Note 2)                            (66,797)
                                                              -----------
                                                                  280,959
   Shareholder service fee (Note 2) - Class III                   126,947
                                                              -----------
      Net expenses                                                407,906
                                                              -----------

         Net investment income                                  1,173,385
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               3,678,869
      Closed futures contracts                                    980,788
                                                              -----------

         Net realized gain                                      4,659,657
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              38,983,159
      Open futures contracts                                      469,409
                                                              -----------

         Net unrealized gain                                   39,452,568
                                                              -----------

      Net realized and unrealized gain                         44,112,225
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $45,285,610
                                                              ===========

14            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,173,385      $   2,229,695
   Net realized gain                                          4,659,657         21,563,824
   Change in net unrealized appreciation (depreciation)      39,452,568        (48,741,791)
                                                           ------------      -------------

   Net increase (decrease) in net assets from
    operations                                               45,285,610        (24,948,272)
                                                           ------------      -------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,377,839)        (2,143,600)
                                                           ------------      -------------
      Total distributions from net investment income         (1,377,839)        (2,143,600)
                                                           ------------      -------------

   Net realized gains
      Class III                                                (210,999)       (28,451,497)
                                                           ------------      -------------
      Total distributions from net realized gains              (210,999)       (28,451,497)
                                                           ------------      -------------
                                                             (1,588,838)       (30,595,097)
                                                           ------------      -------------
   Net share transactions (Note 5):
      Class III                                                 703,995       (111,137,973)
                                                           ------------      -------------
   Increase (decrease) in net assets resulting from net
    share transactions                                          703,995       (111,137,973)
                                                           ------------      -------------

      Total increase (decrease) in net assets                44,400,767       (166,681,342)
NET ASSETS:
   Beginning of period                                      146,914,991        313,596,333
                                                           ------------      -------------
   End of period (including accumulated undistributed
    net investment income of $388,368 and $592,822,
    respectively)                                          $191,315,758      $ 146,914,991
                                                           ============      =============

              See accompanying notes to the financial statements.             15

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.81       $  14.91     $  13.86     $  12.41     $  11.69     $  18.28
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.08           0.18         0.23         0.23         0.15         0.18
   Net realized and unrealized gain
     (loss)                                       3.05          (2.74)        1.58         2.38         1.11        (2.50)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            3.13          (2.56)        1.81         2.61         1.26        (2.32)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.09)         (0.17)       (0.21)       (0.20)       (0.14)       (0.19)
   From net realized gains                       (0.01)         (2.37)       (0.55)       (0.96)       (0.40)       (4.08)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.10)         (2.54)       (0.76)       (1.16)       (0.54)       (4.27)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  12.84       $   9.81     $  14.91     $  13.86     $  12.41     $  11.69
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  32.05%**      (18.58)%      13.39%       22.14%       10.66%      (14.74)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $191,316       $146,915     $313,596     $305,178     $265,778     $347,684
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             1.39%*         1.21%        1.60%        1.73%        1.12%        0.99%
   Portfolio turnover rate                          37%**          69%          59%         111%          50%          49%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.08%*         0.08%        0.04%        0.06%        0.06%        0.21%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                        $   0.02       $   0.08     $   0.01     $   0.03          N/A          N/A

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

16            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is Russell 2500 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003 the Fund held no open swap contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $10,377,795, collateralized by cash in the amount of $10,930,088, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      The Fund elected to defer to March 1, 2003 post-October losses of $7,181,417.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the Fund received $161,579 and $202,204 in purchase premiums, respectively and $177,581 and $891,984 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,121. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $58,936,711 and $63,235,060, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $174,877,299     $32,660,656       $(5,949,141)     $26,711,515

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 25.0% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003               Year Ended
                                                              (Unaudited)             February 28, 2003
                                                        ------------------------  --------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  -------------
         Shares sold                                     3,480,869  $ 40,527,890    3,311,518  $  40,822,521
         Shares issued to shareholders in reinvestment
           of distributions                                121,837     1,446,612    2,715,424     30,055,774
         Shares repurchased                             (3,678,111)  (41,270,507) (12,087,686)  (182,016,268)
                                                        ----------  ------------  -----------  -------------
         Net increase (decrease)                           (75,405) $    703,995   (6,060,744) $(111,137,973)
                                                        ==========  ============  ===========  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

         Number of                                          Contract    Net Unrealized
         Contracts        Type         Expiration Date       Value       Appreciation
         ---------  ----------------  ------------------  ------------  --------------

           Buys
              24    Russell 2000      September 2003       $5,969,400      $395,236
                                                                           ========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 94.5%
               UNITED STATES -- 94.5%
               CORPORATE DEBT -- 2.0%
    6,850,000  JP Morgan & Co. Series MTNA,
                 Variable Rate, CPI + 4.00%, 5.59%, due 02/15/12           7,035,429
                                                                        ------------
               U.S. GOVERNMENT -- 87.9%
   31,117,362  U.S. Treasury Inflation Indexed Bond, 3.88%, due
                 04/15/29                                                 37,457,525
   54,624,765  U.S. Treasury Inflation Indexed Bond, 3.63%, due
                 04/15/28                                                 62,886,761
   12,664,320  U.S. Treasury Inflation Indexed Bond, 3.50%, due
                 01/15/11                                                 13,958,455
   21,453,180  U.S. Treasury Inflation Indexed Bond, 3.00%, due
                 07/15/12                                                 22,817,469
    8,000,720  U.S. Treasury Inflation Indexed Bond, 1.88%, due
                 07/15/13                                                  7,709,444
   64,685,595  U.S. Treasury Inflation Indexed Note, 4.25%, due
                 01/15/10                                                 74,075,117
   33,130,720  U.S. Treasury Inflation Indexed Note, 3.88%, due
                 01/15/09(a)                                              37,023,580
   44,455,136  U.S. Treasury Inflation Indexed Note, 3.63%, due
                 01/15/08(a)                                              48,935,382
    3,103,230  U.S. Treasury Inflation Indexed Note, 3.38%, due
                 01/15/12                                                  3,393,188
                                                                        ------------
                                                                         308,256,921
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 4.6%
   15,071,420  Tennessee Valley Authority (Indexed Principal), 3.38%,
                 due 01/15/07                                             16,143,270
                                                                        ------------

               TOTAL UNITED STATES                                       331,435,620
                                                                        ------------

               TOTAL DEBT OBLIGATIONS (COST $317,912,442)                331,435,620
                                                                        ------------
               MUTUAL FUNDS -- 14.4%
      478,077  GMO Alpha LIBOR Fund                                       11,550,351
    1,539,140  GMO Short-Duration Collateral Fund                         38,801,713
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $50,732,204)                      50,352,064
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.4%
               CASH EQUIVALENTS -- 0.4%
    1,593,220  Merrimac Cash Fund                                          1,593,220
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,593,220)              1,593,220
                                                                        ------------
               TOTAL INVESTMENTS -- 109.3%
               (Cost $370,237,866)                                       383,380,904

               Other Assets and Liabilities (net) -- (9.3%)              (32,778,372)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $350,602,532
                                                                        ============

NOTES TO SCHEDULE OF INVESTMENTS:

CPI - Consumer Price Index

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2003, which are subject to change based on the terms of the security.

 (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

2             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $370,237,866) (Note 1)         $383,380,904
   Receivable for Fund shares sold                               7,200,000
   Interest receivable                                           2,211,181
   Receivable for expenses reimbursed by Manager (Note 2)           13,733
                                                              ------------

      Total assets                                             392,805,818
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             8,811,485
   Payable to affiliate for (Note 2):
      Management fee                                                28,456
      Shareholder service fee                                       42,684
   Payable for reverse repurchase agreements (Notes 1 and 6)    33,263,486
   Accrued expenses and other liabilities                           57,175
                                                              ------------

      Total liabilities                                         42,203,286
                                                              ------------
NET ASSETS                                                    $350,602,532
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $327,915,670
   Accumulated undistributed net investment income               6,604,902
   Accumulated net realized gain                                 2,938,922
   Net unrealized appreciation                                  13,143,038
                                                              ------------
                                                              $350,602,532
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $350,602,532
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    30,638,577
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.44
                                                              ============

              See accompanying notes to the financial statements.              3

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 7,133,333
   Dividends from investment company shares                       150,250
                                                              -----------

      Total income                                              7,283,583
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        144,883
   Interest expense (Notes 1 and 6)                               272,030
   Custodian and transfer agent fees                               49,830
   Audit fees                                                      15,916
   Legal fees                                                       7,084
   Trustees fees and related expenses (Note 2)                      2,929
   Registration fees                                                2,668
   Miscellaneous                                                    2,393
   Fees reimbursed by Manager (Note 2)                            (76,234)
                                                              -----------
                                                                  421,499
   Shareholder service fee (Note 2) - Class III                   217,330
                                                              -----------
      Net expenses                                                638,829
                                                              -----------

         Net investment income                                  6,644,754
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized gain on investments                             2,981,556
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                               (11,776,647)
                                                              -----------

      Net realized and unrealized loss                         (8,795,091)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(2,150,337)
                                                              ===========

4             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  6,644,754      $ 10,982,560
   Net realized gain                                          2,981,556         6,332,369
   Change in net unrealized appreciation (depreciation)     (11,776,647)       21,696,687
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               (2,150,337)       39,011,616
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (710,449)      (12,116,397)
                                                           ------------      ------------
      Total distributions from net investment income           (710,449)      (12,116,397)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (3,882,099)       (6,220,182)
                                                           ------------      ------------
      Total distributions from net realized gains            (3,882,099)       (6,220,182)
                                                           ------------      ------------
                                                             (4,592,548)      (18,336,579)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              79,257,654       108,138,941
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             79,257,654       108,138,941
                                                           ------------      ------------

      Total increase in net assets                           72,514,769       128,813,978
NET ASSETS:
   Beginning of period                                      278,087,763       149,273,785
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment
    income of $6,604,902 and $670,597, respectively)       $350,602,532      $278,087,763
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net investment income                                        6,644,754
   Net accretion                                               (2,372,284)
                                                              -----------
                                                                4,272,470
                                                              -----------
   Investments purchased                                      (86,433,999)
   Investments sold                                            28,718,303
   Short Term investments, net                                 (1,593,220)
                                                              -----------
                                                              (59,308,916)
                                                              -----------
CHANGES IN ASSETS AND LIABILITIES:
   (Increase) decrease in interest receivable                    (384,806)
   (Increase) decrease in receivable for fund shares sold      (7,100,000)
   (Increase) decrease in receivable for expenses reimbursed
    by Manager                                                      4,327
   Increase (decrease) in payable for Fund shares
    repurchased                                               (13,473,706)
   Increase (decrease) in payable for securities purchased      2,441,285
   Increase (decrease) in payable to affiliate for:
      Management fee                                                7,359
      Shareholder service fee                                      11,038
   Increase (decrease) in accrued expenses and other
    liabilities                                                    (2,144)
                                                              -----------
  NET CASH USED FOR OPERATING ACTIVITIES                      (73,533,093)
                                                              -----------
CASH FLOWS FROM FINANCING ACTIVITIES*
   Proceeds from shares sold                                  131,978,096
   Shares redeemed                                            (57,018,768)
   Cash Distributions paid                                       (294,222)
   Increase (decrease) in payable for reverse repurchase
    agreements                                                 (1,355,642)
                                                              -----------
  NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          73,309,464
                                                              -----------
NET DECREASE IN CASH                                             (223,629)
Cash, beginning of period                                         223,629
                                                              -----------
Cash, end of period                                                    --
                                                              ===========
*SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of dividends and distributions                     4,298,326

6             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED               YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------
                                            (UNAUDITED)        2003         2002      2001(C)    2000     1999
                                          ----------------  -----------  -----------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD          $  11.72       $  10.81     $  10.64    $  9.72   $  9.88  $ 10.04
                                              --------       --------     --------    -------   -------  -------

Income from investment operations:
   Net investment income                          0.27+          0.51         0.30       0.71+     0.65+    0.61
   Net realized and unrealized gain
     (loss)                                      (0.37)          1.25         0.29       0.90     (0.30)   (0.18)
                                              --------       --------     --------    -------   -------  -------

      Total from investment operations           (0.10)          1.76         0.59       1.61      0.35     0.43
                                              --------       --------     --------    -------   -------  -------

Less distributions to shareholders:
   From net investment income                    (0.03)         (0.56)       (0.37)     (0.69)    (0.51)   (0.59)
   From net realized gains                       (0.15)         (0.29)       (0.05)        --        --       --
                                              --------       --------     --------    -------   -------  -------

      Total distributions                        (0.18)         (0.85)       (0.42)     (0.69)    (0.51)   (0.59)
                                              --------       --------     --------    -------   -------  -------
NET ASSET VALUE, END OF PERIOD                $  11.44       $  11.72     $  10.81    $ 10.64   $  9.72  $  9.88
                                              ========       ========     ========    =======   =======  =======
TOTAL RETURN(a)                                  (0.88)%**      16.67%        5.66%     16.86%     3.57%    4.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $350,603       $278,088     $149,274    $65,887   $51,951  $25,147
   Net operating expenses to average
     daily net assets                             0.25%*         0.25%        0.25%      0.25%     0.25%    0.25%
   Interest expense to average daily net
     assets                                       0.19%(b)*      0.15%(b)      0.17%(b)    0.37%(b)    0.45%(b)      --
   Total net expenses to average daily
     net assets                                   0.44%(d)*      0.40%(d)      0.42%(d)    0.62%(d)    0.70%(d)    0.25%
   Net investment income to average
     daily net assets                             4.59%*         4.55%        4.15%      6.87%     6.49%    4.93%
   Portfolio turnover rate                           9%**          75%          40%        32%      112%      94%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.05%*         0.06%        0.09%      0.11%     0.13%    0.30%

 +    Computed using average shares outstanding throughout the period.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (d) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              7

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Inflation Indexed Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index.

      Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

      At August 31, 2003, 3.3% of the Fund was invested in the GMO Alpha LIBOR Fund and 11.1% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $3,434,839. In addition, the Fund recognized for tax, but not for financial reporting

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes, ordinary income of $1,831,077 and long-term capital gains of $326,590 from Alpha LIBOR Fund. $5,592,506 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. At August 31, 2003, the Fund held no open forward currency contracts.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. At August 31, 2003, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. At August 31, 2003, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $33,263,486, collateralized by securities with a market value of $33,928,756. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2003.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      STATEMENT OF CASH FLOWS
      The cash amounts shown in the Statement of Cash Flows are the amounts reported as cash in the Fund's Statement of Assets and Liabilities and represent cash on hand at its custodian.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the six months ended August 31, 2003, indirect operating expenses (excluding investment-related expenses) were .002% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .002% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $2,101. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $82,083,749  $24,218,303
         Investments (non-U.S. Government securities)               4,350,250    4,500,000

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $375,851,821      $8,717,701       $(1,188,618)      $7,529,083

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2003, 15.8% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                    11,368,222  $131,978,096  15,785,072  $177,127,387
         Shares issued to shareholders
           in reinvestment of distributions                367,693     4,298,326   1,440,111    16,057,246
         Shares repurchased                             (4,816,885)  (57,018,768) (7,316,454)  (85,045,692)
                                                        ----------  ------------  ----------  ------------
         Net increase                                    6,919,030  $ 79,257,654   9,908,729  $108,138,941
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      REVERSE REPURCHASE AGREEMENT

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
         $11,297,061  Barclays Bank, 1.02%, dated 8/13/03, to be repurchased   $11,297,061
                      on demand, at face value, plus accrued interest.
          21,966,425  Barclays Bank, 2.00%, dated 8/25/03, to be repurchased    21,966,425
                      on demand, at face value, plus accrued interest.
                                                                               -----------
                                                                               $33,263,486
                                                                               ===========
         Average balance outstanding                                           $44,682,897
         Average interest rate                                                        1.16%
         Maximum balance outstanding                                           $56,237,476
         Average shares outstanding                                             24,725,528
         Average balance per share outstanding                                 $      1.81

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENTS -- 94.3%
               COMMON STOCKS -- 1.0%
               HOTELS -- 1.0%
       55,600  Starwood Hotels & Resorts Worldwide Inc                      1,880,948
                                                                        -------------

               TOTAL COMMON STOCKS (COST $1,359,089)                        1,880,948
                                                                        -------------
               REAL ESTATE INVESTMENT TRUSTS -- 93.3%
               APARTMENTS -- 16.9%
       19,900  Amli Residential Properties Trust                              489,540
       62,200  Apartment Investment & Management Co, Class A                2,397,810
      273,900  Archstone-Smith Trust                                        7,162,485
       23,500  Associated Estates Realty Corp                                 145,935
       57,600  Avalonbay Communities Inc                                    2,672,640
       69,500  BRE Properties Inc                                           2,344,235
       29,500  Camden Property Trust                                        1,123,950
       43,100  Cornerstone Realty Income Trust                                345,662
      287,400  Equity Residential Properties Trust                          8,357,592
       25,900  Essex Property Trust Inc                                     1,627,815
       26,000  Gables Residential Trust                                       841,880
       25,700  Home Properties of NY Inc                                      962,465
       28,000  Investors Real Estate Trust                                    281,120
       17,200  Mid America Apartment Community                                505,508
       49,800  Post Properties                                              1,404,360
       33,500  Summit Properties Inc                                          737,670
       23,100  Town & Country Trust                                           531,300
       73,600  United Dominion Realty Trust Inc                             1,348,352
                                                                        -------------
                                                                           33,280,319
                                                                        -------------
               DIVERSIFIED -- 6.3%
       21,800  Colonial Properties Trust                                      743,380
       44,900  Cousins Properties Inc                                       1,302,100
       72,000  Crescent Real Estate Equities                                1,044,720
       26,000  Glenborough Realty Trust Inc                                   477,100
       17,600  Pennsylvania Real Estate                                       545,600
      151,500  Vornado Realty Trust                                         7,143,225
       41,900  Washington Real Estate Investment Trust                      1,171,105
                                                                        -------------
                                                                           12,427,230
                                                                        -------------

              See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HEALTH CARE -- 5.1%
       45,100  Health Care Inc                                              1,354,804
       59,000  Health Care Property Investors Inc                           2,480,950
       51,500  Healthcare Realty Trust Inc                                  1,630,490
       66,900  Nationwide Health Properties                                 1,100,505
       96,700  Senior Housing Properties Trust                              1,343,163
       15,300  Universal Health Realty Income                                 412,029
       98,800  Ventas Inc                                                   1,670,708
                                                                        -------------
                                                                            9,992,649
                                                                        -------------
               HOTELS -- 2.8%
       12,900  Boykin Lodging Co                                              100,620
       26,700  Equity Inns Inc                                                183,162
       31,800  Felcor Lodging Trust Inc                                       306,552
       90,900  Hospitality Properties Trust                                 2,830,626
      132,100  Host Marriott Corp*                                          1,323,642
       28,500  Innkeepers USA Trust                                           239,685
       14,800  Lasalle Hotel Properties                                       244,200
       28,700  Meristar Hospitality Corp                                      189,133
       11,000  Winston Hotels Inc                                             102,080
                                                                        -------------
                                                                            5,519,700
                                                                        -------------
               INDUSTRIAL -- 5.9%
       78,400  AMB Property Corp                                            2,234,400
       15,000  Centerpoint Properties Corp                                    951,000
       14,700  Eastgroup Properties Inc                                       401,310
       36,600  First Industrial Realty Trust                                1,114,470
       21,200  Keystone Property Trust                                        416,156
      228,100  Prologis                                                     6,430,139
                                                                        -------------
                                                                           11,547,475
                                                                        -------------
               MANUFACTURED HOUSING -- 1.1%
        8,300  American Land Lease Inc                                        150,728
       21,100  Chateau Communities Inc                                        626,459
       21,300  Manufactured Home Communities                                  781,710
       17,900  Sun Communities Inc                                            688,792
                                                                        -------------
                                                                            2,247,689
                                                                        -------------

              See accompanying notes to the financial statements.
2

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               OFFICE CENTRAL BUSINESS DISTRICT -- 11.2%
      115,400  Boston Properties Inc                                        4,956,430
      539,600  Equity Office Properties Trust                              15,011,672
       27,800  SL Green Realty Corp                                           977,726
       97,600  Trizec Properties Inc                                        1,166,320
                                                                        -------------
                                                                           22,112,148
                                                                        -------------
               OFFICE SUBURBAN -- 12.5%
       22,700  Alexandria Real Estate Equity Inc                            1,061,225
       49,400  Arden Realty Group Inc                                       1,341,210
       24,200  Bedford Property Investors                                     634,040
       41,900  Brandywine Realty Trust                                      1,022,360
       40,400  CarrAmerica Realty Corp                                      1,137,260
       23,100  Corporate Office Properties                                    427,350
      146,900  Duke Realty Investments                                      4,064,723
       22,500  Great Lakes Inc                                                345,375
       39,300  Highwood Properties Inc                                        901,935
      190,400  HRPT Properties Trust                                        1,726,928
       28,500  Kilroy Realty Corp                                             798,000
       24,000  Koger Equity Inc                                               428,880
      105,700  Liberty Property Trust                                       3,681,531
       87,100  Mack-Cali Realty Corp                                        3,205,280
       21,800  Mission West Properties                                        259,420
       10,200  Parkway Properties Inc                                         457,470
       52,400  Prentiss Properties Trust                                    1,574,620
       19,500  PS Business Parks Inc                                          741,000
       36,700  Reckson Associates Realty Corp                                 831,622
                                                                        -------------
                                                                           24,640,229
                                                                        -------------
               OUTLETS -- 1.2%
       47,400  Chelsea Property Group Inc                                   2,178,030
        7,800  Tanger Factory Outlet Centers Inc                              263,250
                                                                        -------------
                                                                            2,441,280
                                                                        -------------
               REGIONAL MALLS -- 12.5%
       45,900  CBL & Associates Properties Inc                              2,247,723
       22,500  Crown American Realty Trust                                    253,800
       87,400  General Growth Properties                                    6,061,190
       27,800  Glimcher Realty Trust                                          574,348
       55,200  Macerich Co                                                  2,053,440

              See accompanying notes to the financial statements.              3

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REGIONAL MALLS -- CONTINUED
       50,200  Mills Corp                                                   1,876,476
      134,700  Simon Property Group Inc                                     5,753,037
       32,600  Taubman Centers Inc                                            644,828
      127,000  The Rouse Co                                                 5,063,490
                                                                        -------------
                                                                           24,528,332
                                                                        -------------
               SHOPPING CENTERS -- 11.5%
       15,300  Acadia Realty Trust                                            157,437
       92,800  Developers Diversified Realty Corp                           2,693,056
       78,600  Equity One Inc                                               1,340,130
       38,800  Federal Realty Investment Trust                              1,357,224
       17,100  Heritage Property Investment Trust                             468,540
      145,300  Kimco Realty Corp                                            6,056,104
       14,700  Kramont Realty Trust                                           252,105
       25,400  Mid Atlantic Realty Trust                                      533,908
       95,200  New Plan Excel Realty Trust                                  2,176,272
       46,400  Pan Pacific Retail Property Inc                              1,953,440
        7,700  Ramco-Gershenson Properties                                    192,346
       68,100  Regency Centers Corp                                         2,402,568
       16,400  Saul Centers Inc                                               445,260
        8,500  Urstadt Biddle Properties Inc                                  113,475
       56,500  Weingarten Realty                                            2,528,940
                                                                        -------------
                                                                           22,670,805
                                                                        -------------
               STORAGE -- 2.8%
       88,000  Public Storage Inc                                           3,246,320
       45,400  Shurgard Storage Centers Inc                                 1,529,980
       21,500  Sovran Self Storage                                            667,145
                                                                        -------------
                                                                            5,443,445
                                                                        -------------
               TRIPLE NET -- 3.5%
       43,000  Capital Automotive                                           1,228,510
       53,200  Commercial Net Lease Realty                                    895,356
        9,100  Correctional Properties Trust                                  231,959
       33,000  Corrections Corporation of America*                            759,000
       21,400  Entertainment Properties Trust                                 668,750
       27,200  Getty Realty Corp                                              667,760
       41,700  Lexington Corporate Properties Trust                           769,782
       38,300  Realty Income Corp                                           1,512,084

4             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TRIPLE NET -- CONTINUED
        7,600  U.S. Restaurant Properties Inc                                 118,408
                                                                        -------------
                                                                            6,851,609
                                                                        -------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $159,246,158)    183,702,910
                                                                        -------------

               TOTAL REAL ESTATE INVESTMENTS (COST $160,605,247)          185,583,858
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 6.3%
               CASH EQUIVALENTS -- 1.5%
$     682,688  Dreyfus Money Market Fund(a)                                   682,688
$   1,596,327  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(a)                                      1,596,327
      658,485  Merrimac Money Market Fund(a)                                  658,485
                                                                        -------------
                                                                            2,937,500
                                                                        -------------
               REPURCHASE AGREEMENTS -- 4.8%
$   9,550,596  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of
               $9,551,339 and an effective yield of 0.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date of 9/25/03 and a market value of
               $9,770,865.                                                  9,550,596
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $12,488,096)             12,488,096
                                                                        -------------
               TOTAL INVESTMENTS -- 100.6%
               (Cost $173,093,343)                                        198,071,954

               Other Assets and Liabilities (net) -- (0.6%)                (1,162,732)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 196,909,222
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a)  Represents investment of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              5

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,853,268 (cost $173,093,343) (Note 1)                   $198,071,954
   Receivable for Fund shares sold                               1,610,000
   Dividends and interest receivable                               252,634
   Receivable for expenses waived by Manager (Note 2)               33,858
   Receivable for expenses reimbursed by Manager (Note 2)            9,021
                                                              ------------

      Total assets                                             199,977,467
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)             2,937,500
   Payable to affiliate for (Note 2):
      Management fee                                                87,063
      Shareholder service fee                                       24,184
   Accrued expenses                                                 19,498
                                                              ------------

      Total liabilities                                          3,068,245
                                                              ------------
NET ASSETS                                                    $196,909,222
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $209,247,221
   Accumulated undistributed net investment income               4,879,665
   Accumulated net realized loss                               (42,196,275)
   Net unrealized appreciation                                  24,978,611
                                                              ------------
                                                              $196,909,222
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $196,909,222
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    15,928,874
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      12.36
                                                              ============

6             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $ 5,355,651
   Interest (including securities lending income of $1,205)        10,170
                                                              -----------

         Total income                                           5,365,821
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        459,665
   Audit fees                                                      20,700
   Custodian and transfer agent fees                               18,940
   Legal fees                                                       3,220
   Registration fees                                                2,392
   Trustees fees and related expenses (Note 2)                      1,765
   Miscellaneous                                                    1,380
   Fees waived by Manager (Note 2)                               (109,895)
   Fees reimbursed by Manager (Note 2)                            (46,620)
                                                              -----------
                                                                  351,547
   Shareholder service fee (Note 2)
      Class III                                                   127,685
                                                              -----------
      Net expenses                                                479,232
                                                              -----------

         Net investment income                                  4,886,589
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                             1,323,960
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                25,318,367
                                                              -----------

      Net realized and unrealized gain                         26,642,327
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $31,528,916
                                                              ===========

              See accompanying notes to the financial statements.              7

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  4,886,589      $  9,628,263
   Net realized gain (loss)                                   1,323,960       (15,461,070)
   Change in net unrealized appreciation (depreciation)      25,318,367        (3,555,069)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               31,528,916        (9,387,876)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (5,006,213)       (9,424,727)
                                                           ------------      ------------
      Total distributions from net investment income         (5,006,213)       (9,424,727)
                                                           ------------      ------------
   Net share transactions: (Note 4)
      Class III                                              28,130,480       (31,537,654)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       28,130,480       (31,537,654)
                                                           ------------      ------------

      Total increase (decrease) in net assets                54,653,183       (50,350,257)
NET ASSETS:
   Beginning of period                                      142,256,039       192,606,296
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $4,879,665 and $4,999,289,
    respectively)                                          $196,909,222      $142,256,039
                                                           ============      ============

8             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.49       $  11.17     $  10.31     $   8.26     $   9.13     $  12.92
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.34+          0.50+        0.56+        0.60         0.51+        0.51+
   Net realized and unrealized gain
     (loss)                                       1.85          (0.71)        0.84         1.92        (0.87)       (3.36)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            2.19          (0.21)        1.40         2.52        (0.36)       (2.85)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.32)         (0.47)       (0.54)       (0.47)       (0.51)       (0.19)
   From net realized gains                          --             --           --           --           --        (0.75)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.32)         (0.47)       (0.54)       (0.47)       (0.51)       (0.94)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  12.36       $  10.49     $  11.17     $  10.31     $   8.26     $   9.13
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  20.97%**       (2.16)%      13.73%       30.86%       (4.69)%     (23.27)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $196,909       $142,256     $192,606     $133,420     $120,508     $143,129
   Net expenses to average daily net
     assets                                       0.56%*         0.69%        0.69%        0.69%        0.69%        0.69%
   Net investment income to average
     daily net assets                             5.74%*         4.47%        5.18%        5.85%        5.64%        4.60%
   Portfolio turnover rate                          10%**          61%           6%          11%          13%          59%
   Fees and expenses reimbursed and
     waived by the Manager to average
     daily net assets:                            0.18%*         0.04%        0.05%        0.05%        0.06%        0.26%

 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              9

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Real Estate Fund (the "Fund") (formerly GMO REIT Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in publicly traded real estate stocks with market capitalizations greater than $100 million, primarily real estate investment trusts ("REITs"). REITs are managed vehicles that invest in real estate, real estate-related assets and other real-estate related companies. The Fund's benchmark is the Morgan Stanley REIT Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $2,853,268, collateralized by cash in the amount of $2,937,500, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $4,376,897, $15,979,464, $3,875,337 and $323,175 expiring in 2007,
      2008, 2009 and 2010, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $16,318,633.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. For the period from June 30, 2003 through August 31, 2003, GMO had temporarily agreed to waive .21% of the Fund's management fee. For the period from May 2, 2003 through June 29, 2003, GMO had temporarily agreed to waive .15% of the Fund's management fee. Prior to May 2, 2003, GMO did not waive any of the Fund's management fee. The Manager may terminate this waiver at any time with notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through June 30, 2004 as described below. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,213. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $39,780,742 and $16,508,243, respectively.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $175,411,106     $23,575,124        $(914,276)      $22,660,848

4.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003               Year Ended
                                                              (Unaudited)             February 28, 2003
                                                        ------------------------  --------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  -------------
         Shares sold                                     5,127,482  $ 60,477,039    8,496,059  $  98,980,288
         Shares issued to shareholders
           in reinvestment of distributions                314,576     3,746,600      608,527      6,861,914
         Shares repurchased                             (3,071,702)  (36,093,159) (12,782,580)  (137,379,856)
                                                        ----------  ------------  -----------  -------------
         Net increase (decrease)                         2,370,356  $ 28,130,480   (3,677,994) $ (31,537,654)
                                                        ==========  ============  ===========  =============

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      620,078  GMO Emerging Countries Fund, Class III                        7,050,286
    1,572,485  GMO Emerging Markets Fund, Class VI                          18,319,452
    1,463,925  GMO International Growth Fund, Class III                     28,297,667
    2,097,077  GMO International Intrinsic Value Fund, Class IV             41,333,384
      783,236  GMO International Small Companies Fund, Class III            10,479,693
                                                                        --------------
               TOTAL MUTUAL FUNDS (COST $98,920,616)                       105,480,482
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$       7,089  Citigroup Global Markets Repurchase Agreement, dated
               08/29/03, due 09/02/03, with a maturity value of $7,090
               and an effective yield of 0.70% collateralized by a
               U.S. Treasury Bill with a rate of 1.175%, maturity date
               of 09/25/03 and a market value, including accrued
               interest of $7,249.                                               7,089
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $7,089)                        7,089
                                                                        --------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $98,927,705)                                          105,487,571

               Other Assets and Liabilities (net) -- (0.0%)                    (12,763)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $  105,474,808
                                                                        ==============

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $98,927,705) (Note 1)          $105,487,571
   Receivable for expenses reimbursed by Manager (Note 2)            4,061
                                                              ------------

      Total assets                                             105,491,632
                                                              ------------

LIABILITIES:
   Due to custodian                                                  1,385
   Accrued expenses                                                 15,439
                                                              ------------

      Total liabilities                                             16,824
                                                              ------------
NET ASSETS                                                    $105,474,808
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $106,773,546
   Accumulated undistributed net investment income                 495,191
   Accumulated net realized loss                                (8,353,795)
   Net unrealized appreciation                                   6,559,866
                                                              ------------
                                                              $105,474,808
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $105,474,808
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    10,509,722
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.04
                                                              ============

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   504,698
   Interest                                                           541
                                                              -----------

      Total income                                                505,239
                                                              -----------
EXPENSES:
   Audit fees                                                       9,016
   Custodian and transfer agent fees                                7,374
   Registration fees                                                4,692
   Legal fees                                                       1,840
   Trustees fees and related expenses (Note 2)                      1,357
   Miscellaneous                                                      828
   Fees reimbursed by Manager (Note 2)                            (23,750)
                                                              -----------
                                                                    1,357
                                                              -----------
      Net expenses                                                  1,357
                                                              -----------

            Net investment income                                 503,882
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                             1,602,620
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                16,188,309
                                                              -----------

      Net realized and unrealized gain                         17,790,929
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $18,294,811
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    503,882      $  3,692,870
   Net realized gain (loss)                                   1,602,620        (2,005,020)
   Change in net unrealized appreciation (depreciation)      16,188,309        (8,571,150)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               18,294,811        (6,883,300)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (2,516,381)       (3,111,365)
                                                           ------------      ------------
      Total distributions from net investment income         (2,516,381)       (3,111,365)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                             (14,071,561)       48,050,692
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (14,071,561)       48,050,692
                                                           ------------      ------------

      Total increase in net assets                            1,706,869        38,056,027
NET ASSETS:
   Beginning of period                                      103,767,939        65,711,912
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $495,191 and $2,507,690,
    respectively)                                          $105,474,808      $103,767,939
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -----------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001        2000        1999
                                          ----------------  -----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.23       $   9.02     $  9.67     $  9.87     $  8.28     $ 10.18
                                              --------       --------     -------     -------     -------     -------

Income from investment operations:
   Net investment income(a)+                      0.05           0.36        0.25        0.16        0.22        0.19
   Net realized and unrealized gain
     (loss)                                       1.96          (0.83)      (0.66)      (0.06)       1.73       (1.01)
                                              --------       --------     -------     -------     -------     -------

      Total from investment operations            2.01          (0.47)      (0.41)       0.10        1.95       (0.82)
                                              --------       --------     -------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.20)         (0.32)      (0.24)      (0.30)      (0.08)      (0.50)
   From net realized gains                          --             --          --          --       (0.28)      (0.58)
                                              --------       --------     -------     -------     -------     -------

      Total distributions                        (0.20)         (0.32)      (0.24)      (0.30)      (0.36)      (1.08)
                                              --------       --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  10.04       $   8.23     $  9.02     $  9.67     $  9.87     $  8.28
                                              ========       ========     =======     =======     =======     =======
TOTAL RETURN(b)                                  25.07%**       (5.58)%     (4.26)%      0.87%      23.58%      (8.77)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $105,475       $103,768     $65,712     $72,975     $76,047     $90,161
   Net expenses to average daily net
     assets(c)                                    0.00%(d)*      0.00%(d)     0.00%(d)     0.00%     0.00%       0.00%
   Net investment income to average
     daily net assets(a)                          1.08%*         4.11%       2.83%       1.62%       2.24%       2.06%
   Portfolio turnover rate                          28%**          19%         50%         14%          8%         36%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.05%*         0.05%       0.05%       0.05%       0.04%       0.05%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $   0.00(e)          --          --          --          --          --

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (d)  Net expenses to average daily net assets was less than 0.01%.
 (e)  Purchase and redemption fees were less than $0.01 per share.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the MSCI ACWI (All Country World Index) Free ex-U.S. Index through investment to varying extents in shares of underlying international equity and fixed income funds of the Trust. Prior to August 28, 2003, the Fund pursued its objective by investing in Class III shares of international equity and fixed income funds of the Trust. Effective August 28, 2003, the Fund began investing in the least expensive class of underlying international equity and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2003, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $180,039, $3,610,151 and $1,731,139 expiring in 2008, 2010 and 2011, respectively. The Fund elected to defer to March 1, 2003 post-October losses of $492,503.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 2).

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective June 30, 2003, the Fund began to charge purchase premiums and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares is 0.17% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003, the Fund received $23,601 in purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

      The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .149% (annualized) of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .645% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .001% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,081. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $26,293,896 and $47,862,044, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $99,529,791       $5,957,780            $0           $5,957,780

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 32.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003             Year Ended
                                                              (Unaudited)           February 28, 2003
                                                        ------------------------  ----------------------
                                                          Shares       Amount      Shares      Amount
         Class III:                                     ----------  ------------  ---------  -----------
         Shares sold                                     2,799,323  $ 26,466,180  5,969,247  $53,418,077
         Shares issued to shareholders in reinvestment
           of distributions                                293,420     2,347,361    314,940    2,836,415
         Shares repurchased                             (5,193,864)  (42,885,102)  (959,472)  (8,203,800)
                                                        ----------  ------------  ---------  -----------
         Net increase (decrease)                        (2,101,121) $(14,071,561) 5,324,715  $48,050,692
                                                        ==========  ============  =========  ===========

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(FORMERLY GMO WORLD BALANCED ALLOCATION FUND)
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
    3,060,323  GMO Core Plus Bond Fund, Class III                          30,786,849
    1,382,234  GMO Currency Hedged International Bond Fund, Class III      11,859,569
    2,110,933  GMO Currency Hedged International Equity Fund, Class
                 III                                                       13,699,953
    3,448,896  GMO Domestic Bond Fund, Class III                           33,695,714
      577,501  GMO Emerging Countries Fund, Class III                       6,566,187
      528,364  GMO Emerging Country Debt Fund, Class IV                     5,664,066
    2,004,902  GMO Emerging Markets Fund, Class VI                         23,357,112
    1,108,092  GMO Global Hedged Equity Fund, Class III                    10,781,736
    1,552,382  GMO Inflation Indexed Bond Fund, Class III                  17,759,246
      598,712  GMO International Bond Fund, Class III                       5,651,845
      960,235  GMO International Growth Fund, Class III                    18,561,343
    1,210,688  GMO International Intrinsic Value Fund, Class IV            23,862,656
    1,724,680  GMO International Small Companies Fund, Class III           23,076,212
      927,292  GMO Real Estate Fund, Class III                             11,461,325
      350,807  GMO Short-Duration Investment Fund, Class III                3,073,067
      671,462  GMO Small Cap Value Fund, Class III                          8,621,567
    6,298,495  GMO U.S. Core Fund, Class VI                                74,007,313
      116,514  GMO Value Fund, Class III                                      928,614
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $298,647,610)                     323,414,374
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$      52,398  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/2/03, with a maturity value of $52,402
               and an effective yield of 0.70%, collaterized by a U.S.
               Treasury Bill with a rate of 1.175%, maturity date of
               9/25/03 and a market value of $53,874.                          52,398
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $52,398)                     52,398
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $298,700,008)                                        323,466,772

               Other Assets and Liabilities (net) -- (0.0%)                   (42,578)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 323,424,194
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $298,700,008) (Note 1)         $323,466,772
   Receivable for Fund shares sold                              11,154,548
   Interest receivable                                                   3
   Receivable for expenses reimbursed by Manager (Note 2)            7,781
                                                              ------------

      Total assets                                             334,629,104
                                                              ------------

LIABILITIES:
   Payable for investments purchased                            11,185,000
   Due to custodian                                                  4,059
   Accrued expenses                                                 15,851
                                                              ------------

      Total liabilities                                         11,204,910
                                                              ------------
NET ASSETS                                                    $323,424,194
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $299,951,982
   Accumulated undistributed net investment income               1,520,186
   Accumulated net realized loss                                (2,814,738)
   Net unrealized appreciation                                  24,766,764
                                                              ------------
                                                              $323,424,194
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $323,424,194
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    34,530,914
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.37
                                                              ============

2             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 1,893,934
   Interest                                                         2,855
                                                              -----------

      Total income                                              1,896,789
                                                              -----------
EXPENSES:
   Custodian and transfer agent fees                               18,952
   Audit fees                                                       9,568
   Legal fees                                                       5,704
   Trustees fees and related expenses (Note 2)                      3,641
   Registration fees                                                2,116
   Miscellaneous                                                    2,484
   Fees reimbursed by Manager (Note 2)                            (38,824)
                                                              -----------
                                                                    3,641
                                                              -----------
      Net expenses                                                  3,641
                                                              -----------

         Net investment income                                  1,893,148
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (399,427)
      Realized gains distributions from investment company
      shares                                                    1,410,249
                                                              -----------

         Net realized gain on investments                       1,010,822
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                43,690,659
                                                              -----------

      Net realized and unrealized gain                         44,701,481
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $46,594,629
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,893,148      $  4,010,954
   Net realized gain                                          1,010,822         2,581,470
   Change in net unrealized appreciation (depreciation)      43,690,659       (13,162,505)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               46,594,629        (6,570,081)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,942,050)       (4,040,341)
   Net realized gains
      Class III                                                (832,307)               --
                                                           ------------      ------------
                                                             (2,774,357)       (4,040,341)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                             (24,540,717)      307,437,159
                                                           ------------      ------------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                 (24,540,717)      307,437,159
                                                           ------------      ------------

      Total increase in net assets                           19,265,055       296,826,737
NET ASSETS:
   Beginning of period                                      304,144,639         7,317,902
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,520,186 and $1,569,088,
    respectively)                                          $323,424,194      $304,144,639
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------------
                                            (UNAUDITED)        2003        2002        2001        2000        1999
                                          ----------------  -----------  ---------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.13       $   8.64     $ 8.99     $  8.96     $  8.52     $ 10.39
                                              --------       --------     ------     -------     -------     -------

Income from investment operations:
   Net investment income(a)                       0.05           0.20       0.23        0.21        0.20+       0.18+
   Net realized and unrealized gain
     (loss)                                       1.26          (0.28)     (0.20)       0.18        1.69       (0.82)
                                              --------       --------     ------     -------     -------     -------

      Total from investment operations            1.31          (0.08)      0.03        0.39        1.89       (0.64)
                                              --------       --------     ------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.43)     (0.38)      (0.36)         --       (0.51)
   From net realized gains                       (0.02)            --         --          --       (1.45)      (0.72)
                                              --------       --------     ------     -------     -------     -------

      Total distributions                        (0.07)         (0.43)     (0.38)      (0.36)      (1.45)      (1.23)
                                              --------       --------     ------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   9.37       $   8.13     $ 8.64     $  8.99     $  8.96     $  8.52
                                              ========       ========     ======     =======     =======     =======
TOTAL RETURN(b)                                  16.16%**       (1.06)%     0.49%       4.29%      22.45%      (6.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $323,424       $304,145     $7,318     $11,021     $10,834     $29,582
   Net expenses to average daily net
     assets(c)                                    0.00%*(d)      0.00%(d)    0.00%(d)     0.00%     0.00%       0.00%
   Net investment income to average
     daily net assets(a)                          1.33%*         4.01%      2.66%       2.31%       2.24%       1.91%
   Portfolio turnover rate                          30%**          61%        25%         12%         12%         17%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.03%*         0.05%      0.31%       0.20%       0.19%       0.06%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $   0.00(e)         N/A        N/A         N/A         N/A         N/A

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (d)  Net expenses to average daily net assets was less than 0.01%.
 (e)  Purchase and redemption fees were less than $0.01.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Balanced Asset Allocation Fund (the "Fund") (formerly GMO World Balanced Allocation Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      In August 2002, substantially all of the shareholders of GMO Global Balanced Allocation Fund ("GBAL") exchanged their shares for a total of 17,040,209 shares of the Fund valued at $146,529,743, and these amounts are included in "shares sold" in Note 5. The exchange transaction included an in-kind redemption from GBAL followed by a purchase in-kind of Fund shares. For U.S. federal income tax purposes, this transaction is considered a tax-free reorganization of the Fund.

      On June 30, 2002, the Fund changed its benchmark from the MSCI ACWI (All Country World Index) Free Index to the GMO Global Balanced Index to reflect its current practice of providing broad exposure to both global equity and fixed income securities. The GMO Global Balanced Index is a composite benchmark computed by GMO consisting of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International): (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO Global Balanced Index reflects investment of all applicable dividends, capital gains, and interest.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in the underlying funds. The Fund pursues its objective by investing in the least expensive class of underlying domestic equity, international equity, and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available of $5,001,056. However, restrictions on annual utilization of this carryforward under the Code resulting from significant shareholder activity are expected to limit maximum utilization to offset future capital gains prior to expiration to approximately $4,466 of which $3,190 expires in 2008 and $1,276 expires in 2010.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2.)

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective June 30, 2003, the Fund began to charge purchase premiums and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares is 0.13% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003, the Fund received $142,715 and $0 in purchase premiums and redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes). The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .124% (annualized) of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .423% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .015% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $2,905. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $88,892,792 and $112,888,352, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $298,776,154     $25,897,145       $(1,206,527)     $24,690,618

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2003, 25.2% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003               Year Ended
                                                               (Unaudited)             February 28, 2003
                                                        --------------------------  ------------------------
                                                          Shares        Amount        Shares       Amount
         Class III:                                     -----------  -------------  ----------  ------------
         Shares sold                                     14,277,846  $ 129,655,294  37,840,597  $318,274,774*
         Shares issued to shareholders in reinvestment
           of distributions                                 298,650      2,657,980     443,693     3,651,607
         Shares repurchased                             (17,468,166)  (156,853,991) (1,708,667)  (14,489,222)
                                                        -----------  -------------  ----------  ------------
         Net increase (decrease)                         (2,891,670) $ (24,540,717) 36,575,623  $307,437,159
                                                        ===========  =============  ==========  ============

 * Includes a tax-free contribution of securities in-kind, which had a market value of $146,529,743, including unrealized losses of $5,545,507, on the date of contribution.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      664,297  GMO Currency Hedged International Equity Fund, Class
                 III                                                        4,311,289
      262,939  GMO Emerging Countries Fund, Class III                       2,989,619
      251,255  GMO Emerging Country Debt Fund, Class IV                     2,693,451
    1,358,795  GMO Emerging Markets Fund, Class VI                         15,829,960
      213,518  GMO Global Hedged Equity Fund, Class III                     2,077,531
        6,272  GMO Growth Fund, Class III                                     106,561
       96,660  GMO Inflation Indexed Bond Fund, Class III                   1,105,789
      505,563  GMO International Growth Fund, Class III                     9,772,531
      796,697  GMO International Intrinsic Value Fund, Class IV            15,702,899
      805,296  GMO International Small Companies Fund, Class III           10,774,856
      457,649  GMO Real Estate Fund, Class III                              5,656,544
       16,186  GMO Short-Duration Investment Fund, Class III                  141,791
      484,141  GMO Small Cap Value Fund, Class III                          6,216,369
    4,508,418  GMO U.S. Core Fund, Class VI                                52,973,916
      134,187  GMO Value Fund, Class III                                    1,069,468
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $125,891,239)                     131,422,574
                                                                        -------------
               PRIVATE INVESTMENT FUND -- 0.0%
          175  GMO SPV I, LLC*(a)                                               2,808
                                                                        -------------
               TOTAL PRIVATE INVESTMENT FUND (COST $3,505)                      2,808
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$      15,728  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/02/03, with a maturity value of $15,729
               and an effective yield of 1.22%, collateralized by a
               U.S. Treasury Bill with a rate of 1.175%, maturity date
               of 9/25/03, and a market value of $16,162.                      15,728
                                                                        -------------
               TOTAL SHORT-TERM INVESTMENTS (COST $15,728)                     15,728
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $125,910,472)                                        131,441,110

               Other Assets and Liabilities (net) -- (0.0%)                    (9,417)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 131,431,693
                                                                        =============
               NOTES TO THE SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.
 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.              1

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $125,910,472) (Note 1)         $131,441,110
   Receivable for expenses reimbursed by Manager (Note 2)            4,526
                                                              ------------

      Total assets                                             131,445,636
                                                              ------------

LIABILITIES:
   Due to custodian                                                  1,064
   Accrued expenses                                                 12,879
                                                              ------------

      Total liabilities                                             13,943
                                                              ------------
NET ASSETS                                                    $131,431,693
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $123,363,399
   Accumulated undistributed net investment income                 880,106
   Accumulated net realized gain                                 1,657,550
   Net unrealized appreciation                                   5,530,638
                                                              ------------
                                                              $131,431,693
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $131,431,693
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,318,727
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.18
                                                              ============

2             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   891,740
   Interest                                                           947
                                                              -----------

      Total income                                                892,687
                                                              -----------
EXPENSES:
   Audit fees                                                       9,016
   Custodian and transfer agent fees                                7,747
   Registration fees                                                2,300
   Legal fees                                                       2,024
   Trustees fees and related expenses (Note 2)                      1,454
   Miscellaneous                                                      828
   Fees reimbursed by Manager (Note 2)                            (21,915)
                                                              -----------
                                                                    1,454
                                                              -----------
      Net expenses                                                  1,454
                                                              -----------

            Net investment income                                 891,233
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               4,337,319
      Realized gains distributions from investment company
      shares                                                       95,724
                                                              -----------

         Net realized gain on investments                       4,433,043
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                17,157,720
                                                              -----------

      Net realized and unrealized gain                         21,590,763
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $22,481,996
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    891,233       $ 1,633,247
   Net realized gain (loss)                                   4,433,043           (43,226)
   Change in net unrealized appreciation (depreciation)      17,157,720        (6,859,717)
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               22,481,996        (5,269,696)
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (537,882)       (1,700,368)
                                                           ------------       -----------
      Total distributions from net investment income           (537,882)       (1,700,368)
                                                           ------------       -----------

   Net realized gains
      Class III                                                (283,096)               --
                                                           ------------       -----------
      Total distributions from net realized gains              (283,096)               --
                                                           ------------       -----------
                                                               (820,978)       (1,700,368)
                                                           ------------       -----------
   Net share transactions (Note 5):
      Class III                                              30,034,397        46,581,994
                                                           ------------       -----------
   Increase in net assets resulting from net share
    transactions                                             30,034,397        46,581,994
                                                           ------------       -----------

      Total increase in net assets                           51,695,415        39,611,930
NET ASSETS:
   Beginning of period                                       79,736,278        40,124,348
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $880,106 and $526,755,
    respectively)                                          $131,431,693       $79,736,278
                                                           ============       ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------------
                                            (UNAUDITED)        2003        2002        2001        2000        1999
                                          ----------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   7.51       $  8.66     $  8.92     $  9.49     $  8.85     $ 10.48
                                              --------       -------     -------     -------     -------     -------

Income from investment operations:
   Net investment income(a)                       0.05          0.15        0.23        0.24        0.25        0.16+
   Net realized and unrealized gain
     (loss)                                       1.68         (1.07)      (0.14)       0.39        1.45       (0.40)
                                              --------       -------     -------     -------     -------     -------

      Total from investment operations            1.73         (0.92)       0.09        0.63        1.70       (0.24)
                                              --------       -------     -------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.04)        (0.23)      (0.13)      (0.51)      (0.43)      (0.56)
   From net realized gains                       (0.02)           --       (0.22)      (0.69)      (0.63)      (0.83)
                                              --------       -------     -------     -------     -------     -------

      Total distributions                        (0.06)        (0.23)      (0.35)      (1.20)      (1.06)      (1.39)
                                              --------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   9.18       $  7.51     $  8.66     $  8.92     $  9.49     $  8.85
                                              ========       =======     =======     =======     =======     =======
TOTAL RETURN(b)                                  23.03%**     (10.84)%      1.12%       6.57%      19.14%      (2.84)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $131,432       $79,736     $40,124     $42,776     $36,669     $32,474
   Net expenses to average daily net
     assets(c)                                    0.00%*(d)     0.00%(d)     0.00%(d)     0.00%     0.00%       0.00%
   Net investment income to average
     daily net assets(a)                          1.61%*        3.06%       2.73%       2.56%       2.63%       1.64%
   Portfolio turnover rate                           7%**         30%         13%         19%         18%         34%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.04%*        0.07%       0.07%       0.07%       0.09%       0.07%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $   0.00(e)         --          --          --          --          --

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculations excludes purchase premiums and redemption fees.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 2.)
 (d)  Net expenses to average daily net assets was less than 0.01%.
 (e)  Purchase and redemption fees were less that $0.01.
 *    Annualized.
 **   Not Annualized.
 +    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global Equity Index through investment to varying extents in underlying funds of the Trust. The GMO Global Equity Index, a composite index computed by the Manager, consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's) and (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgain Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) Free ex-U.S. Index). Prior to August 28, 2003, the Fund pursued its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. Effective August 28, 2003, the Fund began investing in the least expensive class of underlying domestic equity, international equity and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASE AND REDEMPTION OF FUND SHARES
      Effective June 30, 2003, the Fund began to charge purchase premiums and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). The premium on cash purchases of Fund shares is .17% of the amount invested. In the case of cash redemptions, which applies to shares acquired on or after June 30, 2003, the fee is .17% of the amount redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003, the Fund received $17,004 in purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

      GMO has entered into a binding agreement, effective until at least
      June 30, 2004, to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

      The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .149% (annualized) of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .500% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .004% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,178. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $32,851,065 and $7,348,698, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $126,249,662      $5,527,596        $(336,148)       $5,191,448

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 43.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003            Year Ended
                                                             (Unaudited)          February 28, 2003
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    3,747,879  $30,435,927  6,144,908  $47,976,365
         Shares issued to shareholders
           in reinvestment of distributions                60,771      543,902     63,094      494,347
         Shares repurchased                              (106,935)    (945,432)  (226,927)  (1,888,718)
                                                        ---------  -----------  ---------  -----------
         Net increase                                   3,701,715  $30,034,397  5,981,075  $46,581,994
                                                        =========  ===========  =========  ===========

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.1%
               CHINA -- 17.3%
      780,000  Angang New Steel Co, Class H                                  270,023
      224,000  Beijing Datang Power Co Ltd                                   121,343
      571,000  Bengang Steel Plates Co Ltd, Class B*                         231,348
      881,000  Brilliance China Automotive Holdings Ltd                      279,571
    1,828,000  China Everbright Ltd                                          896,498
      319,000  China International Marine Containers Co Ltd, Class B*        425,369
    1,248,000  China Mobile Ltd                                            3,208,267
       45,200  China Mobile Ltd ADR                                          586,244
    5,906,000  China Petroleum & Chemical Corp, Class H                    1,798,451
      242,000  China Shipping Development Co Ltd, Class H                    121,010
      489,000  China Unicom                                                  344,836
       24,000  China Unicom ADR                                              172,080
      827,000  Chongqing Changan Automobile Co Ltd, Class B                  690,284
      617,000  CNOOC Ltd                                                   1,147,083
       14,500  CNOOC Ltd ADR                                                 547,810
      497,000  Cosco Pacific Ltd                                             554,392
      209,000  CSG Technology Holding Co Ltd, Class B                        103,169
    2,097,100  Denway Motors Ltd                                           1,183,078
    8,186,900  Guangdong Investments Ltd*                                  1,501,057
        6,000  Huaneng Power International Inc ADR                           329,400
      630,000  Huaneng Power International Inc, Class H                      864,303
    3,632,000  Maanshan Iron & Steel Co Ltd, Class H                         852,194
   14,432,000  PetroChina Co Ltd, Class H                                  5,042,369
      129,000  Shandong Chenming Paper Holdings Ltd                           87,496
    1,698,000  Shandong International Power Development Co Ltd,
                 Class H                                                     500,734
      210,000  Shanghai Industrial Holdings Ltd, Class H                     350,029
      543,000  Shenzhen SEG Co Ltd, Class B*                                 227,661
    1,808,000  Sinopec Shanghai Petrochemical Co Ltd, Class H                440,447
    3,110,000  Stone Electronic Technology Ltd*                              374,826
    1,390,000  TCL International Holdings Ltd                                409,906
      736,000  Tsingtao Brewing Co Ltd, Class H                              603,948
      954,000  Yanzhou Coal Mining Co Ltd, Class H                           559,604
      892,000  Zhejiang Southeast Electric Power Co, Class B                 563,744
                                                                        ------------
                                                                          25,388,574
                                                                        ------------
               INDONESIA -- 19.8%
    2,369,000  Astra International Tbk*                                    1,060,955
   16,297,700  Bank Central Asia Tbk                                       5,618,241
      478,000  Bank Mandiri Persero PT*                                       47,885

              See accompanying notes to the financial statements.              1

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               INDONESIA -- CONTINUED
    1,744,600  Bimantara Citra Tbk PT                                        812,159
    9,188,800  Citra Marga Nusaphala Persad                                  406,105
    6,694,000  Gajah Tunggal Tbk*                                            414,184
      384,500  Gudang Garam                                                  416,900
    7,171,000  HM Sampoerna Tbk                                            3,422,811
   13,929,500  Indah Kiat Pulp & Paper*                                      738,748
   17,050,500  Indofood Sukses Makmur Tbk                                  1,356,404
      197,000  Indonesian Satellite Corp Tbk PT                              188,061
    5,135,000  Indorama Synthetics                                           251,152
    1,529,000  International Nickel                                        2,117,354
    7,415,000  PT Bank Pan Indonesia Tbk                                     244,691
       21,000  PT Indonesian Satellite Corp Tbk, Class B ADR                 200,340
   17,125,500  PT Matahari Putra Prima Tbk                                   958,705
    1,000,000  Ramayana Lestari Sentosa                                      347,672
   17,458,000  Telekomunikasi Indonesia Tbk PT, Class B                    9,413,123
       93,200  Telekomunikasi Indonesia Tbk PT, Class B ADR                1,043,840
                                                                        ------------
                                                                          29,059,330
                                                                        ------------
               MALAYSIA -- 3.4%
      460,600  Affin Holdings Berhad                                         149,089
       32,000  British American Tobacco Berhad                               345,263
       38,000  Edaran Otomobil Berhad                                         90,500
      781,000  Highlands and Lowlands Berhad                                 686,458
      800,000  Intria BHD*                                                   256,842
       63,000  Kuala Lumpur Kepong Berhad                                     99,474
      149,000  Malaysia Mining Corp                                          109,005
      229,000  Malaysian International Shipping (Foreign Registered)         599,618
      456,000  Maxis Communications Berhad                                   774,000
      452,000  Perusahaan Otomobil Nasional                                  915,895
       70,000  Petronas Dagangan Berhad                                      123,421
    1,654,000  Renong Berhad*                                                198,045
       99,000  Star Publications Malaysia Berhad                             160,224
    1,374,000  TA Enterprise Berhad                                          263,953
       80,000  Tenaga Nasional Berhad                                        189,474
                                                                        ------------
                                                                           4,961,261
                                                                        ------------
               PHILIPPINES -- 13.0%
    4,141,325  Aboitiz Equity Ventures Inc*                                  180,811
    5,317,756  Ayala Corp                                                    411,142
   53,758,701  Ayala Land Inc                                              5,672,193
      681,995  Equitable PCI Bank*                                           390,810

2             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PHILIPPINES -- CONTINUED
   11,988,850  Filinvest Land Inc*                                           211,555
    2,577,190  First Philippine Holdings*                                    797,021
    2,097,500  Ginebra San Miguel Inc                                      1,125,637
      115,912  Globe Telecom Inc                                           1,307,357
   14,213,000  Megaworld Corp*                                               222,361
      380,260  Metropolitan Bank & Trust Co*                                 186,775
      464,230  Philippine Long Distance Telephone*                         4,518,156
       36,600  Philippine Long Distance Telephone ADR*                       366,000
    1,218,275  San Miguel Corp, Class B                                    1,396,240
   23,364,000  SM Prime Holdings                                           2,295,172
                                                                        ------------
                                                                          19,081,230
                                                                        ------------
               SINGAPORE -- 2.4%
      148,000  DBS Group Holdings Ltd                                      1,063,837
        3,707  Haw Par Corp Ltd                                                8,713
      273,000  Oversea-Chinese Banking Corp                                1,713,161
       90,690  United Overseas Bank Ltd                                      657,061
                                                                        ------------
                                                                           3,442,772
                                                                        ------------
               SOUTH KOREA -- 6.6%
       40,600  Chohung Bank*                                                 132,663
        3,000  Crown Confectionery Co Ltd                                    133,673
       91,600  Daesang Corp                                                  295,421
        9,200  Daum Communications Corp*                                     511,436
       41,600  Hanjin Heavy Industry                                         194,186
       20,880  Hyosung Corp                                                  232,148
       24,700  Hyundai Autonet Co Ltd                                         68,131
       13,400  Hyundai Department Store Co Ltd*                              177,416
        3,100  Kangwon Land Inc                                              348,084
       66,100  KIA Motors Corp                                               512,194
       53,200  Korea Electric Power Corp                                     871,428
       51,200  Korea Exchange Bank*                                          229,439
        6,800  Korea Gas Corp                                                151,784
        3,270  Korea Information Service Inc                                  77,153
        6,400  Korea Reinsurance                                             164,583
       15,100  Korean Air Lines                                              190,312
       15,700  KT Corp                                                       597,619
        3,700  KT Corp ADR                                                    69,745
       31,100  KT&G Corp                                                     514,704
       35,160  LG Card Co Ltd                                                628,150
        5,200  LG Electronics Inc                                            282,453

              See accompanying notes to the financial statements.              3

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SOUTH KOREA -- CONTINUED
       19,700  LG International Corp                                         130,748
       19,000  LG Investment & Securities Co Ltd                             228,984
        2,300  POSCO                                                         271,335
        4,200  Samsung Electronics                                         1,550,605
        1,800  Samsung SDI Co Ltd                                            168,810
       42,440  SK Corp                                                       601,526
       38,400  Ssangyong Motor Co*                                           270,503
                                                                        ------------
                                                                           9,605,233
                                                                        ------------
               TAIWAN -- 14.0%
      377,000  Acer Inc                                                      557,366
      830,000  Ambassador Hotel*                                             199,251
       39,600  Ambit Microsystems Corp                                       108,396
    1,343,212  Asustek Computer Inc                                        3,617,762
      605,000  AU Optronics Corp*                                            805,887
    1,032,000  Benq Corp                                                   1,525,733
      794,000  China Bills Finance Corp*                                     223,151
    5,423,001  China Development Financial Holding Corp                    2,032,157
    2,601,915  China Steel Corp                                            2,079,521
      317,460  Chinatrust Financial Holding Co                               258,370
       22,900  Chunghwa Telecom Co Ltd ADR                                   323,348
      447,350  Compal Electronics Inc                                        681,018
      342,720  Evergreen Marine Corp                                         235,784
    1,188,000  Grand Commercial Bank*                                        448,656
    1,596,020  Inventec Co Ltd                                               971,872
      103,950  MediaTek Inc                                                1,034,692
    2,246,900  Ritek Corp*                                                 1,545,821
      284,100  Synnex Technology International Corp                          428,337
    2,609,890  Taiwan Cement Corp                                            962,721
      848,000  Taiwan Pulp & Paper Corp*                                     122,143
      545,120  Taiwan Semiconductor Manufacturing Co Ltd*                  1,069,238
       89,686  United Microelectronics Corp*                                  73,517
    1,424,000  Walsin Lihwa Corp*                                            364,775
    1,215,000  Waterland Financial Holdings*                                 314,795
      852,000  Yieh Loong Enterprise Co Ltd*                                 367,908
       87,000  Yulon Motor Co Ltd                                            100,861
                                                                        ------------
                                                                          20,453,080
                                                                        ------------
               THAILAND -- 20.6%
    2,664,800  Advanced Info Service Pcl (Foreign Registered)              3,599,328
    4,075,100  Bangkok Expressway Pcl (Foreign Registered)(a)              2,281,025

4             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               THAILAND -- CONTINUED
      443,000  Bank of Ayudhya Pcl*                                          107,812
    1,762,400  Bank of Ayudhya Pcl (Foreign Registered)*                     428,912
      198,100  Banpu Pcl (Foreign Registered)(a)                             267,572
    2,227,600  Central Pattana Pcl (Foreign Registered)(a)                 2,453,125
    7,005,800  Charoen Pokphand Foods Pcl (Foreign Registered)(a)            903,644
      181,630  Delta Electronics Pcl (Foreign Registered)(a)                 138,134
      350,600  Electricity Generating Pcl (Foreign Registered)               537,547
      414,100  Electricity Generating Pcl NVDR                               604,673
    2,164,000  Industrial Finance Corp of Thailand (Foreign
                 Registered)*                                                331,789
    1,310,600  Kasikornbank Pcl NVDR*                                      1,323,677
      100,500  Krungthai Card Pcl (Foreign Registered)                       123,515
   10,609,100  Land & House Pcl (Foreign Registered)                       3,124,121
    9,684,000  Land & House Pcl NVDR                                       2,521,752
      200,000  Loxley Pcl (Foreign Registered)*(a)                           125,335
      671,000  National Petrochemical (Foreign Registered)(a)              1,175,761
      504,300  PTT Exploration & Production Pcl
                 (Foreign Registered)(a)                                   1,939,143
      872,000  PTT Pcl (Foreign Registered)(a)                             1,549,185
    2,546,000  Quality House Co Ltd (Foreign Registered)(a)                  542,164
      931,050  Sahaviriya Steel Industry (Foreign Registered)*(a)            414,656
      396,000  Shin Satellite (Foreign Registered)*(a)                       219,732
      556,000  Siam Cement Pcl (Foreign Registered)                        2,543,879
      503,500  Siam Cement Pcl (Foreign Registered) NVDR                   2,083,110
       45,000  Siam Commercial Bank Pcl (Foreign Registered)*                 42,711
    2,439,000  Tanayong Co Ltd (Foreign Registered)*(a)(b)                       594
    1,058,000  Thai Union Frozen Products Pcl (Foreign Registered)           798,199
                                                                        ------------
                                                                          30,181,095
                                                                        ------------

               TOTAL COMMON STOCKS (COST $111,332,177)                   142,172,575
                                                                        ------------
               PREFERRED STOCKS -- 0.9%
               SOUTH KOREA -- 0.9%
       25,900  Hyundai Motor Co 5.05%                                        393,473
        4,800  Samsung Electronics (Non Voting) 4.08%                        867,728
                                                                        ------------
                                                                           1,261,201
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $920,391)                      1,261,201
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.2%
               MALAYSIA -- 0.0%
      162,600  Affin Holdings Berhad Warrants, Expires 7/08/05*                7,916
                                                                        ------------

              See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               THAILAND -- 0.2%
      315,000  Adkinson Securities Warrants, Expires 1/16/04*                 30,204
      315,000  Adkinson Securities Warrants, Expires 1/16/06*                 45,997
      882,160  Bank of Ayudhya Warrants, Expires 8/25/08*                         --
    1,138,620  Charoen Pokphand Foods Pcl Warrants, Expires 4/29/05
                 (Foreign Registered)*                                       189,816
      509,200  Quality House Co Ltd Warrants, Expires 5/14/08*                34,079
      480,663  Telecomasia Corp Pcl Warrants, Expires 4/03/08*(a)                 --
                                                                        ------------
                                                                             300,096
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $266,052)                     308,012
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 2.5%
               CASH EQUIVALENTS -- 2.5%
$   3,700,000  HSBC Bank USA, 1.00%, due 9/02/03                           3,700,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,700,000)              3,700,000
                                                                        ------------
               TOTAL INVESTMENTS -- 100.7%
               (Cost $116,218,620)                                       147,441,788

               Other Assets and Liabilities (net) -- (0.7%)                 (969,802)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $146,471,986
                                                                        ============
               NOTES TO SCHEDULE OF INVESTMENTS:

 ADR American Depositary Receipt

 NVDR Non-Voting Depository Receipt

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b)  Bankrupt issuer.

6             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
-------------------------------------------------------------------
Financials                                                     20.9%
Telecommunication Services                                     18.8
Materials                                                      11.6
Information Technology                                         11.3
Consumer Discretionary                                         10.4
Energy                                                          9.0
Consumer Staples                                                7.8
Industrials                                                     6.1
Utilities                                                       4.1
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.              7

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $116,218,620) (Note 1)         $147,441,788
   Cash                                                             83,056
   Foreign currency, at value (cost $365,774) (Note 1)             367,280
   Receivable for investments sold                                  75,327
   Dividends and interest receivable                               404,771
   Receivable for expenses reimbursed by Manager (Note 2)            7,006
                                                              ------------

      Total assets                                             148,379,228
                                                              ------------

LIABILITIES:
   Payable for investments purchased                               183,218
   Payable for Fund shares repurchased                           1,500,000
   Payable to affiliate for (Note 2):
      Management fee                                                97,661
      Shareholder service fee                                       18,085
   Accrued expenses                                                108,278
                                                              ------------

      Total liabilities                                          1,907,242
                                                              ------------
NET ASSETS                                                    $146,471,986
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $145,384,850
   Accumulated undistributed net investment income               2,136,306
   Accumulated net realized loss                               (32,276,249)
   Net unrealized appreciation                                  31,227,079
                                                              ------------
                                                              $146,471,986
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $146,471,986
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,745,172
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.93
                                                              ============

8             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $408,187)           $ 2,892,802
   Interest                                                        11,242
                                                              -----------

         Total income                                           2,904,044
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        501,000
   Custodian fees                                                 164,249
   Audit fees                                                      25,392
   Transfer agent fees                                             13,892
   Legal fees                                                       2,668
   Trustees fees and related expenses (Note 2)                      1,277
   Registration fees                                                  644
   Miscellaneous                                                    1,012
   Fees reimbursed by Manager (Note 2)                            (41,492)
                                                              -----------
                                                                  668,642

   Shareholder service fee (Note 2) - Class III                    92,778
                                                              -----------
      Net expenses                                                761,420
                                                              -----------

         Net investment income                                  2,142,624
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               3,699,884
      Foreign currency, forward contracts and foreign
      currency related transactions                                (5,328)
                                                              -----------

         Net realized gain                                      3,694,556
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              34,022,707
      Foreign currency, forward contracts and foreign
      currency related transactions                                 2,145
                                                              -----------

         Net unrealized gain                                   34,024,852
                                                              -----------

      Net realized and unrealized gain                         37,719,408
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $39,862,032
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,142,624      $    915,389
   Net realized gain (loss)                                   3,694,556        (4,512,054)
   Change in net unrealized appreciation (depreciation)      34,024,852        (7,689,959)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               39,862,032       (11,286,624)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (809,606)         (749,692)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                               2,065,756          (487,810)
                                                           ------------      ------------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                   2,065,756          (487,810)
                                                           ------------      ------------

      Total increase (decrease) in net assets                41,118,182       (12,524,126)
NET ASSETS:
   Beginning of period                                      105,353,804       117,877,930
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $2,136,306 and $803,288,
    respectively)                                          $146,471,986      $105,353,804
                                                           ============      ============

10            See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   --------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   7.25       $   8.09     $   7.87     $  12.35     $   7.67     $ 10.44
                                              --------       --------     --------     --------     --------     -------

Income from investment operations:
   Net investment income                          0.15           0.06         0.07         0.09         0.03        0.08(b)
   Net realized and unrealized gain
     (loss)                                       2.59          (0.85)        0.26        (3.32)        5.01       (2.69)
                                              --------       --------     --------     --------     --------     -------

      Total from investment operations            2.74          (0.79)        0.33        (3.23)        5.04       (2.61)
                                              --------       --------     --------     --------     --------     -------
Less distributions to shareholders:
   From net investment income                    (0.06)         (0.05)       (0.11)       (0.01)       (0.02)      (0.16)
   From net realized gains                          --             --           --        (1.24)       (0.34)         --
                                              --------       --------     --------     --------     --------     -------

      Total distributions                        (0.06)         (0.05)       (0.11)       (1.25)       (0.36)      (0.16)
                                              --------       --------     --------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD                $   9.93       $   7.25     $   8.09     $   7.87     $  12.35     $  7.67
                                              ========       ========     ========     ========     ========     =======
TOTAL RETURN(a)                                  37.77%**       (9.82)%       4.41%      (27.45)%      65.57%     (25.03)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $146,472       $105,354     $117,878     $113,927     $119,218     $77,404
   Net expenses to average daily net
     assets                                       1.23%*         1.35%        1.28%        1.30%        1.25%       1.26%
   Net investment income to average
     daily net assets                             3.46%*         0.80%        1.01%        1.22%        0.22%       1.04%
   Portfolio turnover rate                          18%**          72%          68%          84%         121%         61%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.07%*         0.06%        0.09%        0.07%        0.07%       0.30%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                        $   0.00(d)    $   0.00(d)  $   0.00(d)  $   0.03           --          --

 *    Annualized
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b)  Computed using average shares outstanding throughout the period.
 (c) Effective March 1, 2000 the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares oustanding throughout the period.
 (d)  Purchase and redemption fees were less than $0.01 per share.

              See accompanying notes to the financial statements.             11

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Asia Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the Asian securities markets other than Japan. The Fund's benchmark is the GMO Asia 7 Index, an index maintained by the Manager and composed of the S&P/IFCI (Investable) Country Indices of seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand), all of which are equally weighted.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund did not have any securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $6,035,369, $17,265,440 and $9,986,503 expiring in 2009, 2010 and
      2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $2,072,583.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premiums on cash purchases and fees on redemption of Fund shares is 0.80%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the Fund received $38,704 and $32,558 in purchase premiums and $12,796 and $25,581 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003, was $909. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $22,964,316 and $22,029,111, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $116,881,132     $39,742,922       $(9,182,266)     $30,560,656

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 65.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2003          Year Ended
                                                             (Unaudited)         February 28, 2003
                                                        ---------------------  ---------------------
                                                         Shares     Amount      Shares     Amount
         Class III:                                     --------  -----------  --------  -----------
         Shares sold                                     744,175  $ 6,984,287   507,393  $ 4,075,321
         Shares issued to shareholders
           in reinvestment of distributions               40,217      384,474    39,072      330,158
         Shares repurchased                             (579,332)  (5,303,005) (583,805)  (4,893,289)
                                                        --------  -----------  --------  -----------
         Net increase (decrease)                         205,060  $ 2,065,756   (37,340) $  (487,810)
                                                        ========  ===========  ========  ===========

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      918,667  GMO Emerging Country Debt Fund, Class IV                    9,848,115
    1,215,430  GMO Emerging Markets Fund, Class VI                        14,159,755
    2,502,670  GMO Inflation Indexed Bond Fund, Class III                 28,630,544
      330,784  GMO International Intrinsic Value Fund, Class IV            6,519,758
    1,983,927  GMO International Small Companies Fund, Class III          26,544,948
      513,483  GMO Real Estate Fund, Class III                             6,346,650
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $90,433,375)                      92,049,770
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$       8,621  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due 9/2/03, with a maturity value of $8,622,
               and an effecitve yield of 0.67%, collateralized by a
               U.S. Treasury Bill with a rate of 1.175%, maturity date
               of 9/25/03, and a market value of $8,816.                       8,621
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,621)                      8,621
                                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $90,441,996)                                         92,058,391

               Other Assets and Liabilities (net) -- (0.0%)                   (1,292)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 92,057,099
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $90,441,996) (Note 1)          $92,058,391
   Receivable for Fund shares sold                             16,000,000
   Receivable for expenses reimbursed by Manager (Note 2)           5,363
                                                              -----------

      Total assets                                            108,063,754
                                                              -----------

LIABILITIES:
   Payable for investments purchased                           16,000,000
   Accrued expenses                                                 6,655
                                                              -----------

      Total liabilities                                        16,006,655
                                                              -----------
NET ASSETS                                                    $92,057,099
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $89,556,331
   Accumulated undistributed net investment income                  1,398
   Accumulated net realized gain                                  882,975
   Net unrealized appreciation                                  1,616,395
                                                              -----------
                                                              $92,057,099
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $92,057,099
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,432,811
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     20.77
                                                              ===========

2             See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- PERIOD FROM JULY 23, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $    1,632
                                                              ----------

      Total income                                                 1,632
                                                              ----------
EXPENSES:
   Audit fees                                                      3,159
   Registration fees                                               1,716
   Custodian and transfer agent fees                               1,209
   Legal fees                                                        390
   Trustees fees and related expenses (Note 2)                       234
   Miscellaneous                                                     273
   Fees reimbursed by Manager (Note 2)                            (6,747)
                                                              ----------
                                                                     234
                                                              ----------
      Net expenses                                                   234
                                                              ----------

            Net investment income                                  1,398
                                                              ----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                              882,975
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                1,616,395
                                                              ----------

      Net realized and unrealized gain                         2,499,370
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,500,768
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               PERIOD FROM JULY 23, 2003
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                THROUGH AUGUST 31, 2003
                                                                      (UNAUDITED)
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                              $     1,398
   Net realized gain                                                      882,975
   Change in net unrealized appreciation (depreciation)                 1,616,395
                                                                      -----------

   Net increase in net assets from operations                           2,500,768
                                                                      -----------
   Net share transactions (Note 5):
      Class III                                                        89,556,331
                                                                      -----------
   Net increase in net assets resulting from Fund share
    transactions                                                       89,556,331
                                                                      -----------

      Total increase in net assets                                     92,057,099
NET ASSETS:
   Beginning of period                                                         --
                                                                      -----------
   End of period (including accumulated undistributed net
    investment
    income of $1,398)                                                 $92,057,099
                                                                      ===========

4             See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  JULY 23, 2003
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2003
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 20.00
                                                                     -------

Income from investment operations:
   Net investment income(a)                                             0.00(e)
   Net realized and unrealized gain                                     0.77
                                                                     -------

      Total from investment operations                                  0.77
                                                                     -------
NET ASSET VALUE, END OF PERIOD                                       $ 20.77
                                                                     =======
TOTAL RETURN(b)                                                         3.85%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $92,057
   Net expenses to average daily net assets(c)(d)                       0.00%*
   Net investment income to average daily net assets(a)                 0.02%*
   Portfolio turnover rate                                                73%**
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                  0.11%*
   Purchase and redemption fees consisted of the following
     per share amounts:                                              $  0.12

 (a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
 (b) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (d)  Net expenses to average daily net assets was less than 0.01%.
 (e)  Net investment income was less than $0.01 per share.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Benchmark-Free Allocation Fund (the "Fund"), which commenced operations on July 23, 2003, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks positive return regardless of market direction. The Fund will not seek to control risk relative to a particular securities market index or benchmark. Prior to August 28, 2003, the Fund pursued its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. Effective August 28, 2003, the Fund began investing in the least expensive class of underlying domestic equity, international equity and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASE AND REDEMPTION OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .37% of the amount invested or redeemed. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2003, the Fund received $331,358 in purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

      GMO has entered into a binding agreement, effective until at least
      June 30, 2004, to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

      The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .148% (annualized) of the Fund's average daily net assets, indirect operating expenses (excluding shareholder service fees and investment-related expenses) were .467% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were .070% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the period ended August 31, 2003 was $156. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2003, aggregated $113,463,903 and $23,913,503, respectively.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $90,441,996       $1,619,065         $(2,670)        $1,616,395

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 89.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    Period from July 23,
                                                                            2003
                                                                      (commencement of
                                                                        operations)
                                                                  through August 31, 2003
                                                                        (Unaudited)
                                                                  ------------------------
                                                                    Shares       Amount
         Class III                                                ----------  ------------
         Shares sold                                              4,432,811   $89,556,331
         Shares issued to shareholders in reinvestment of
           distributions                                                 --            --
         Shares repurchased                                              --            --
                                                                  ---------   -----------
         Net increase                                             4,432,811   $89,556,331
                                                                  =========   ===========

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.7%
               TAIWAN -- 96.7%
      785,716  Acer Inc                                                    1,161,621
      484,000  Ambit Microsystems Corp                                     1,324,843
      317,000  Asia Cement Corp                                              142,918
    5,911,000  Asustek Computer Inc                                       15,920,487
    1,505,000  AU Optronics Corp*                                          2,004,728
    2,234,000  Benq Corp                                                   3,302,799
      452,000  Cathay Financial Holding Co Ltd                               563,710
   27,823,000  China Development Financial Holding Corp                   10,426,091
   13,246,000  China Petrochemical Development Corp*                       1,659,725
   10,108,015  China Steel Corp                                            8,078,600
      326,340  Chinatrust Financial Holding Co                               265,597
    1,708,900  Compal Electronics Inc                                      2,601,522
    2,152,000  Compeq Manufacturing Co Ltd*                                  834,768
      424,410  Delta Electronics Inc                                         559,121
      256,000  D-Link Corp                                                   274,302
    2,197,080  Evergreen Marine Corp                                       1,511,546
      274,000  Far Eastern Department Stores Ltd*                             74,199
      143,100  First Financial Holding Co Ltd GDR*                         1,685,718
          480  Formosa Plastics Corp                                             710
      736,050  GigaByte Technology Co Ltd                                  1,508,388
      756,000  Goldsun Development & Construction Co Ltd*                     97,825
    4,224,000  Grand Commercial Bank*                                      1,595,222
      273,000  Hsinchu International Bank*                                   118,685
      423,150  International Bank of Taipei                                  198,208
    6,747,400  Inventec Co Ltd                                             4,108,728
      950,400  MediaTek Inc                                                9,460,039
    3,222,000  Mosel Vitelic Inc*                                            222,610
    3,970,571  Orient Semiconductor Electronics Ltd*                         732,320
      153,000  Prodisc Technology Inc*                                       141,542
      771,100  Quanta Computer Inc                                         1,907,546
      784,000  Ritek Corp*                                                   539,376
        3,800  Synnex Technology International Corp                            5,729
    9,002,520  Taiwan Cement Corp                                          3,320,796
    1,742,400  Taiwan Semiconductor Manufacturing Co Ltd*                  3,417,671
      630,000  Taiwan Tea Corp*                                               82,812
    1,756,000  Tatung Co*                                                    493,518
    4,456,730  United Microelectronics Corp*                               3,653,271
   11,730,000  Walsin Lihwa Corp*                                          3,004,787

              See accompanying notes to the financial statements.              1

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TAIWAN -- CONTINUED
    1,468,000  Waterland Financial Holdings*                                 380,344
    4,067,000  Winbond Electronics Corp*                                   2,369,381
    2,113,000  Yang Ming Marine Transport                                  1,806,300
    1,274,000  Yieh Loong Enterprise Co Ltd*                                 550,135
      246,000  Yulon Motor Co Ltd                                            285,192
                                                                        ------------
                                                                          92,393,430
                                                                        ------------

               TOTAL COMMON STOCKS (COST $74,032,238)                     92,393,430
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 2.6%
               CASH EQUIVALENTS -- 2.6%
$   2,500,000  HSBC Bank USA, 1.00%, due 09/02/03                          2,500,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,500,000)              2,500,000
                                                                        ------------
               TOTAL INVESTMENTS -- 99.3%
               (Cost $76,532,238)                                         94,893,430

               Other Assets and Liabilities (net) -- 0.7%                    688,238
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 95,581,668
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

 GDR Global Depository Receipt

 *    Non-income producing security.

2             See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Information Technology                                         60.6%
Financials                                                     16.5
Materials                                                      15.0
Industrials                                                     7.4
Consumer Discretionary                                          0.4
Consumer Staples                                                0.1
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.              3

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $76,532,238) (Note 1)          $94,893,430
   Cash                                                            40,950
   Foreign currency, at value (cost $414,684) (Note 1)            415,816
   Receivable for investments sold                              2,495,462
   Dividends and interest receivable                              391,128
                                                              -----------

      Total assets                                             98,236,786
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            2,500,000
   Payable to affiliate for (Note 2):
      Management fee                                               62,901
      Shareholder service fee                                      11,648
   Accrued expenses                                                80,569
                                                              -----------

      Total liabilities                                         2,655,118
                                                              -----------
NET ASSETS                                                    $95,581,668
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $76,493,838
   Accumulated undistributed net investment income                416,411
   Accumulated net realized gain                                  310,873
   Net unrealized appreciation                                 18,360,546
                                                              -----------
                                                              $95,581,668
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $95,581,668
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    3,762,153
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     25.41
                                                              ===========

4             See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $233,446)           $   933,799
   Interest                                                         7,247
                                                              -----------

      Total income                                                941,046
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        307,576
   Custodian fees                                                 119,756
   Audit fees                                                      23,920
   Transfer agent fees                                             13,800
   Legal fees                                                       1,472
   Trustees fees and related expenses (Note 2)                        600
   Miscellaneous                                                      552
                                                              -----------
                                                                  467,676
   Shareholder service fee (Note 2) -- Class III                   56,959
                                                              -----------
      Net expenses                                                524,635
                                                              -----------

            Net investment income                                 416,411
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 309,571
      Foreign currency, forward contracts and foreign
      currency related transactions                                20,819
                                                              -----------

         Net realized gain                                        330,390
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              18,380,830
      Foreign currency, forward contracts and foreign
      currency related transactions                                  (649)
                                                              -----------

         Net unrealized gain                                   18,380,181
                                                              -----------

      Net realized and unrealized gain                         18,710,571
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $19,126,982
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED  PERIOD FROM OCTOBER 4, 2002
                                                         AUGUST 31, 2003   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)      THROUGH FEBRUARY 28, 2003
                                                         ----------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                            $   416,411             $  (274,013)
   Net realized gain                                           330,390               1,295,721
   Change in net unrealized appreciation (depreciation)     18,380,181                 (19,635)
                                                           -----------             -----------

   Net increase in net assets from operations               19,126,982               1,002,073
                                                           -----------             -----------

Distributions to shareholders from:
   Net realized gains
      Class III                                             (1,041,225)                     --
                                                           -----------             -----------
   Net share transactions (Note 5):
      Class III                                             36,328,554              40,165,284
                                                           -----------             -----------
   Net increase in net assets resulting from Fund share
    transactions                                            36,328,554              40,165,284
                                                           -----------             -----------

      Total increase in net assets                          54,414,311              41,167,357
NET ASSETS:
   Beginning of period                                      41,167,357                      --
                                                           -----------             -----------
   End of period (including accumulated undistributed
    net investment income of $416,411 and $0,
    respectively)                                          $95,581,668             $41,167,357
                                                           ===========             ===========

6             See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                              OCTOBER 4, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 20.28              $ 20.00
                                                             -------              -------

Income from investment operations:
   Net investment income (loss)(a)                              0.12                (0.12)
   Net realized and unrealized gain                             5.30                 0.40
                                                             -------              -------

      Total from investment operations                          5.42                 0.28
                                                             -------              -------

Less distributions to shareholders:
   From net realized gains                                     (0.29)                  --
                                                             -------              -------

      Total distributions                                      (0.29)                  --
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 25.41              $ 20.28
                                                             =======              =======
TOTAL RETURN(b)                                                26.83%**              1.40%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $95,582              $41,167
   Net expenses to average daily net assets                     1.38%*               1.76%*
   Net investment income to average daily net assets            1.10%*              (1.43)%*
   Portfolio turnover rate                                        31%**                50%**
   Purchase and redemption fees consisted of the
     following per share amounts:                            $  0.02              $  0.01

 *    Annualized.
 **   Not Annualized.
 (a)  Computed using average shares outstanding throughout the period.
 (b)  Calculation excludes purchase premiums and redemption fees.

              See accompanying notes to the financial statements.              7

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the Taiwan securities markets. The Fund's benchmark is the MSCI Taiwan Index.

      Shares of the Fund are only offered to other Funds of the Trust and other GMO separately managed accounts.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no outstanding swap contracts.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund did not have any securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund is currently subject to Taiwan security transaction tax of 0.3% on equities and 0.1% on corporate bonds and mutual fund shares of the transaction amount.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Taiwanese companies typically declare dividends in the Fund's third fiscal quarter of each year. As a result, the Fund receives substantially less dividend income in the first half of its year.

      Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premiums on cash purchases of Fund shares is .15% of the amount invested. In the case of cash redemptions, the fee is .45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted/ underweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003 and the period ended February 28, 2003, the Fund received $59,410 and $74,686 in purchase premiums and $19,285 and $43,358 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The Taiwanese markets are relatively illiquid. Accordingly, the Fund may

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $508. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $54,752,297 and $22,400,998, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $76,744,360      $19,462,276       $(1,313,206)     $18,149,070

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 94.0% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                     Period from
                                                                                   October 4, 2002
                                                                                    (commencement
                                                           Six Months Ended         of operations)
                                                           August 31, 2003             through
                                                             (Unaudited)          February 28, 2003
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
                                                        ---------  -----------  ---------  -----------
         Class III:
         Shares sold                                    1,890,556  $39,679,461  2,471,225  $49,791,166
         Shares issued to shareholders in reinvestment
           of distributions                                42,968    1,032,093         --           --
         Shares repurchased                              (201,754)  (4,383,000)  (440,842)  (9,625,882)
                                                        ---------  -----------  ---------  -----------
         Net increase                                   1,731,770  $36,328,554  2,030,383  $40,165,284
                                                        =========  ===========  =========  ===========

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

        PAR VALUE/
         SHARES/
        PRINCIPAL
          AMOUNT    DESCRIPTION                                          VALUE ($)
-----------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 5.6%
                    UNITED STATES -- 5.6%
                    U.S. GOVERNMENT -- 5.6%
USD      1,120,000  U.S. Treasury Inflation Indexed Note, 3.88%, due
                      01/15/09(a)                                         1,251,600
                                                                        -----------

                    TOTAL DEBT OBLIGATIONS (COST $1,113,350)              1,251,600
                                                                        -----------
                    MUTUAL FUNDS -- 91.8%
            90,853  GMO Alpha LIBOR Fund                                  2,195,012
            62,905  GMO Emerging Country Debt Fund, Class III               674,344
           698,104  GMO Short-Duration Collateral Fund                   17,599,197
                                                                        -----------
                    TOTAL MUTUAL FUNDS (COST $20,387,882)                20,468,553
                                                                        -----------
                    CALL OPTIONS PURCHASED -- 0.1%
                    CROSS CURRENCY OPTIONS -- 0.1%
GBP        800,000  GBP Call/JPY Put, Expires 01/23/04, Strike 184.00        26,435
                                                                        -----------

                    TOTAL CALL OPTIONS PURCHASED (COST $47,882)              26,435
                                                                        -----------
                    PUT OPTIONS PURCHASED -- 1.0%
                    CROSS CURRENCY OPTIONS -- 1.0%
EUR      6,500,000  EUR Put/USD Call, Expires 10/1/03, Strike 1.1150        192,829
GBP      2,700,000  GBP Put/USD Call, Expires 11/6/03, Strike 1.545          32,586
                                                                        -----------
                                                                            225,415
                                                                        -----------

                    TOTAL PUT OPTIONS PURCHASED (COST $113,642)             225,415
                                                                        -----------
                    TOTAL INVESTMENTS -- 98.5%
                    (Cost $21,662,756)                                   21,972,003

                    Other Assets and Liabilities (net) -- 1.5%              342,154
                                                                        -----------
                    TOTAL NET ASSETS -- 100.0%                          $22,314,157
                                                                        ===========

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

 (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $21,662,756) (Note 1)          $21,972,003
   Cash                                                           311,803
   Receivable for Fund shares sold                                200,000
   Interest receivable                                              5,684
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                63,075
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 5,479
   Net receivable for closed swap contracts (Note 1)                  195
   Receivable for expenses reimbursed by Manager (Note 2)           8,166
                                                              -----------

      Total assets                                             22,566,405
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                4,615
      Shareholder service fee                                       2,769
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                82,692
   Interest payable for open swap contracts (Notes 1 and 6)        11,196
   Net payable for open swap contracts (Notes 1 and 6)              3,825
   Net payable for closed swap contracts (Note 1)                  15,465
   Payable for closed forward foreign currency contracts
    (Note 1)                                                       94,605
   Accrued expenses                                                37,081
                                                              -----------

      Total liabilities                                           252,248
                                                              -----------
NET ASSETS                                                    $22,314,157
                                                              ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $25,427,747
   Distributions in excess of net investment income               (38,916)
   Accumulated net realized loss                               (3,196,438)
   Net unrealized appreciation                                    121,764
                                                              -----------
                                                              $22,314,157
                                                              ===========
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $22,314,157
                                                              ===========
SHARES OUTSTANDING:
   Class III                                                    2,599,391
                                                              ===========
NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.58
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 73,870
   Interest                                                     36,389
                                                              --------
         Total income                                          110,259
                                                              --------
EXPENSES:
   Management fee (Note 2)                                      26,507
   Audit fees                                                   29,440
   Custodian and transfer agent fees                            11,879
   Registration fees                                             2,300
   Legal fees                                                      460
   Trustees fees and related expenses (Note 2)                     105
   Miscellaneous                                                   184
   Fees reimbursed by Manager (Note 2)                         (44,171)
                                                              --------
                                                                26,704
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                          (1,516)
                                                              --------
                                                                25,188
                                                              --------
   Shareholder service fee (Note 2) - Class III                 15,908
   Shareholder service fee waived (Note 2) - Class III            (529)
                                                              --------
                                                                15,379
                                                              --------
      Net expenses                                              40,567
                                                              --------
         Net investment income                                  69,692
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (74,539)
      Realized gains distributions from investment company
      shares                                                    19,703
      Closed futures contracts                                 196,021
      Closed swap contracts                                    (87,496)
      Written options                                           16,830
      Foreign currency, forward contracts and foreign
      currency related transactions                            403,527
                                                              --------
         Net realized gain                                     474,046
                                                              --------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              334,764
      Open futures contracts                                  (181,213)
      Open swap contracts                                      (19,989)
      Foreign currency, forward contracts and foreign
      currency related transactions                           (125,851)
                                                              --------
         Net unrealized gain                                     7,711
                                                              --------
      Net realized and unrealized gain                         481,757
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $551,449
                                                              ========

4             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    69,692        $   148,390
   Net realized gain                                           474,046             99,063
   Change in net unrealized appreciation (depreciation)          7,711            528,743
                                                           -----------        -----------

   Net increase in net assets from operations                  551,449            776,196
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                             (1,182,701)        (1,285,568)
                                                           -----------        -----------
      Total distributions from net investment income        (1,182,701)        (1,285,568)
                                                           -----------        -----------
   Net share transactions (Note 5):
      Class III                                              2,726,406          2,795,937
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                             2,726,406          2,795,937
                                                           -----------        -----------

      Total increase in net assets                           2,095,154          2,286,565
NET ASSETS:
   Beginning of period                                      20,219,003         17,932,438
                                                           -----------        -----------
   End of period (including distributions in excess of
    net investment income of $38,916 and accumulated
    undistributed net investment income of $1,074,093,
    respectively)                                          $22,314,157        $20,219,003
                                                           ===========        ===========

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003      ---------------------------------------------------------
                                            (UNAUDITED)         2003        2002       2001(C)       2000         1999
                                          ----------------     -------     -------     -------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.85          $  9.04     $  9.72     $  9.70     $  10.47     $  10.66
                                              -------          -------     -------     -------     --------     --------
Income from investment operations:
   Net investment income(a)                      0.03+            0.09+       0.50+       0.59+        0.65+        0.74
   Net realized and unrealized gain
     (loss)                                      0.21             0.32       (0.13)       0.71        (0.17)       (0.39)
                                              -------          -------     -------     -------     --------     --------
      Total from investment operations           0.24             0.41        0.37        1.30         0.48         0.35
                                              -------          -------     -------     -------     --------     --------
Less distributions to shareholders:
   From net investment income                   (0.51)           (0.60)      (1.05)      (1.18)       (1.11)       (0.16)
   From net realized gains                         --               --          --       (0.10)       (0.14)       (0.38)
                                              -------          -------     -------     -------     --------     --------
      Total distributions                       (0.51)           (0.60)      (1.05)      (1.28)       (1.25)       (0.54)
                                              -------          -------     -------     -------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  8.58          $  8.85     $  9.04     $  9.72     $   9.70     $  10.47
                                              =======          =======     =======     =======     ========     ========
TOTAL RETURN(b)                                  2.60%**          4.81%       4.21%      14.06%        4.95%        3.20%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $22,314          $20,219     $17,932     $18,102     $283,340     $323,711
   Net expenses to average daily net
     assets                                      0.38%*(d)        0.40%(d)    0.38%(d)    0.40%(d)     0.40%        0.40%
   Net investment income to average
     daily net assets(a)                         0.66%*           1.02%       5.45%       5.96%        6.51%        6.30%
   Portfolio turnover rate                          8%**            66%         44%        120%          65%         116%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.44%*           0.51%       0.54%       0.07%        0.08%        0.33%

 (a) Net investment income for the six months ended August 31, 2003 and the years ended February 28, 2003, 2002 and 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (d) Net expenses exclude expenses incurred indirectly through investment in underlying Funds. (See Note 2)
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

6             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily in shares of GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

      At August 31, 2003, 9.8% of the Fund was invested in GMO Alpha LIBOR Fund and 78.9% of the Fund was invested in GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2003, 3.0% of the net assets of the Fund were invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of GMO Alpha LIBOR Fund, GMO Short-Duration Collateral Fund and GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      approximately $781,738. In addition, the Fund recognized for tax, but not for financial reporting purposes, ordinary income of $314,232 and long-term capital gains of $56,046 from Alpha LIBOR Fund. $1,152,016 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities of underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of August 31, 2003.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the six months ended
      August 31, 2003, the Fund had not entered into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $6,885,002 expiring in 2009. However, restrictions on annual utilization of this carryforward under the Code resulting from significant shareholder activity are expected to limit maximum utilization to offset future capital gains prior to expiration to approximately $3,649,323.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund incurs no shareholder service fee as a result of investments in Alpha LIBOR Fund or SDCF.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004, to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed the management fee. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund, SDCF and ECDF. For the six months ended August 31, 2003, indirect operating expenses (excluding shareholder service fees and investment-related expenses) and indirect investment-related expenses (including, but not limited to interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds (including Alpha LIBOR Fund, SDCF and ECDF) were .020% (annualized) and .010% (annualized) of the Fund's average daily net assets, respectively. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .005% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during six months ended August 31, 2003 was $105. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $3,693,775 and $1,659,560, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $22,828,860       $       --        $(856,857)       $(856,857)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 97.5% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003             Year Ended
                                                             (Unaudited)           February 28, 2003
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
                                                        ---------  -----------  ----------  ------------
         Class III:
         Shares sold                                    1,116,880  $10,148,257   1,433,219  $ 12,587,730
         Shares issued to shareholders in reinvestment
           of distributions                               129,636    1,123,946     143,796     1,219,389
         Shares repurchased                              (931,931)  (8,545,797) (1,275,960)  (11,011,182)
                                                        ---------  -----------  ----------  ------------
         Net increase                                     314,585  $ 2,726,406     301,055  $  2,795,937
                                                        =========  ===========  ==========  ============

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------

            Buys
          10/16/03   AUD                     2,400,000     $1,546,502      $ (2,106)
          10/23/03   CAD                       600,000        431,489         3,880
           9/11/03   CHF                     1,300,000        928,414       (26,524)
          11/13/03   EUR                     3,000,000      3,286,940        29,450
           9/02/03   GBP                       600,000        949,050        (6,419)
          11/06/03   GBP                     2,100,000      3,307,099        16,357
          10/09/03   NZD                     1,800,000      1,034,626        (6,062)
                                                                           --------
                                                                           $  8,576
                                                                           ========

           Sales
          10/23/03   CAD                     1,600,000     $1,150,636      $(11,157)
           9/02/03   GBP                       600,000        949,050        (4,770)
           9/25/03   JPY                   120,000,000      1,029,213       (16,423)
                                                                           --------
                                                                           $(32,350)
                                                                           ========

      FORWARD CROSS CURRENCY CONTRACTS

                                                           Net Unrealized
         Settlement   Deliver/Units of     Receive/In       Appreciation
            Date          Currency        Exchange For     (Depreciation)
         ----------   ----------------   ---------------   --------------
           9/18/03    CHF   4,754,083    EUR   3,100,000      $ 6,134
          10/02/03    EUR   1,000,000    NOK   8,166,650       (9,231)
          10/30/03    EUR   1,800,000    SEK  16,600,560        7,254
                                                              -------
                                                              $ 4,157
                                                              =======

      See Notes for the Schedule of Investments for definitions of currency abbreviations.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                             Net Unrealized
         Number of                                                               Contract     Appreciation
         Contracts                  Type                    Expiration Date       Value      (Depreciation)
         ---------  -------------------------------------  ------------------  ------------  --------------

           Buys
               5    Australian Government Bond 10 Yr.      September 2003       $  335,945     $ (10,382)
              11    Australian Government Bond 3 Yr.       September 2003          729,394       (10,417)
               7    Canadian Government Bond 10 Yr.        December 2003           543,539         3,487
               9    Euro BOBL                              September 2003        1,098,877       (13,802)
               9    Euro BOBL                              December 2003         1,089,885         1,028
              15    Euro Bund                              September 2003        1,882,020       (35,615)
              15    Euro Bund                              December 2003         1,867,034         2,373
               2    Japanese Government Bond 10 Yr.        September 2003        2,355,159       (98,176)
               1    U.S. Long Bond                         December 2003           106,000         1,643
               2    U.S. Treasury Note 10 Yr .             December 2003           219,438           997
                                                                                               ---------
                                                                                               $(158,864)
                                                                                               =========

           Sales
              15    U.S. Treasury Note 5 Yr.               December 2003        $1,647,890     $  (5,945)
               5    UK Gilt Long Bond                      December 2003           929,753          (982)
                                                                                               ---------
                                                                                               $  (6,927)
                                                                                               =========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                    Puts                         Calls
                                                        ----------------------------  ----------------------------
                                                        Principal Amount              Principal Amount
                                                          of Contracts                  of Contracts
                                                        (000's omitted)    Premiums   (000's omitted)    Premiums
                                                        ----------------  ----------  ----------------  ----------
         Outstanding, beginning of period                           --     $     --               --     $     --
         Options written                                     1,700,000       16,830        1,700,000       16,830
         Options expired                                            --           --       (1,700,000)     (16,830)
         Options exercised                                  (1,700,000)     (16,830)              --           --
                                                         -------------     --------    -------------     --------
         Outstanding, end of period                                 --     $     --               --     $     --
                                                         =============     ========    =============     ========

      SWAP AGREEMENTS

                                                                                         Net Unrealized
            Notional     Expiration                                                       Appreciation
             Amount         Date                        Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
         1,300,000 GBP     6/30/05   Agreement with Citibank N.A. dated 6/30/03 to pay     $   47,110
                                     the notional amount multiplied by 3.6675% and to
                                     receive the notional amount multiplied by the 6
                                     month British LIBOR adjusted by a specific spread.

         2,200,000 USD     7/02/05   Agreement with Deutsche Bank AG dated 6/30/03 to         (29,902)
                                     receive the notional amount multiplied by 1.55%
                                     and to pay the notional amount multiplied by the 3
                                     month LIBOR adjusted by a specific spread.

         2,900,000 CAD     7/31/05   Agreement with Deutsche Bank AG dated 7/31/03 to           5,101
                                     pay the notional amount multiplied by 3.145% and
                                     to receive the notional amount multiplied by the 3
                                     month Canadian CDOR adjusted by a specific spread.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
           Notional      Expiration                                                      Appreciation
            Amount         Date                         Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------
         2,000,000 USD     8/04/05   Agreement with Goldman Sachs International dated      $   (7,104)
                                     7/31/03 to receive the notional amount multiplied
                                     by 1.975% and to pay the notional amount
                                     multiplied by the 3 month LIBOR adjusted by a
                                     specific spread.

         1,900,000 EUR     9/01/05   Agreement with Citibank N.A. dated 8/28/03 to pay         (7,702)
                                     the notional amount multiplied by 2.82% and to
                                     receive the notional amount multiplied by the 6
                                     month EURIBOR adjusted by a specific spread.

         2,200,000 USD     9/02/05   Agreement with JP Morgan Chase Bank dated 8/28/03            891
                                     to receive the notional amount multiplied by 2.25%
                                     and to pay the notional amount multiplied by the 3
                                     month LIBOR adjusted by a specific spread.

           100,000 CHF    04/02/08   Agreement with Citibank N.A. dated 4/02/03 to               (649)
                                     receive the notional amount multiplied by 1.885%
                                     and to pay the notional amount multiplied by the 6
                                     month Swiss LIBOR adjusted by a specific spread.

           100,000 CHF    04/02/13   Agreement with Citibank N.A. dated 4/02/03 to             (1,671)
                                     receive the notional amount multiplied by 2.71%
                                     and to pay the notional amount multiplied by the 6
                                     month Swiss LIBOR adjusted by a specific spread.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
           Notional      Expiration                                                      Appreciation
            Amount         Date                         Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
         3,000,000 USD     7/21/04   Agreement with JP Morgan Chase Bank dated 7/01/03     $   (5,036)
                                     to receive (pay) the notional amount multiplied by
                                     the return on the JP Morgan Non-U.S. Traded Total
                                     Return Government Bond Index, hedged in U.S.
                                     dollars and to pay the notional amount multiplied
                                     by the 1 month LIBOR adjusted by a specified
                                     spread.

         3,000,000 USD     7/21/05   Agreement with JP Morgan Chase Bank dated 7/01/03         (5,033)
                                     to receive (pay) the notional amount multiplied by
                                     the return on the JP Morgan Non-U.S. Traded Total
                                     Return Government Bond Index, hedged in U.S.
                                     dollars and to pay the notional amount multiplied
                                     by the 1 month LIBOR adjusted by a specified
                                     spread.
                                                                                           ----------
                                                                                           $   (3,995)
                                                                                           ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.8%
               ARGENTINA -- 0.2%
       19,033  Grupo Financiero Galicia SA ADR*                               77,084
       13,200  Petrobras Energia Participaciones SA ADR*                      99,000
       10,500  Telecom Argentina SA ADR*                                      60,795
                                                                        ------------
                                                                             236,879
                                                                        ------------
               AUSTRALIA -- 2.1%
       22,300  Australia and New Zealand Banking Group Ltd                   252,878
       40,507  Boral Ltd                                                     139,743
      146,306  General Property Trust Units                                  264,203
       49,579  National Australia Bank Ltd                                   997,678
       49,944  Santos Ltd                                                    188,785
       48,313  Stockland Trust Group Units                                   152,913
      148,269  Westfield Trust Units                                         316,691
       33,533  Woodside Petroleum Ltd                                        289,752
                                                                        ------------
                                                                           2,602,643
                                                                        ------------
               AUSTRIA -- 2.3%
        7,208  Austrian Airlines*                                             50,568
          658  Bau Holdings AG                                                50,569
        2,793  Boehler Uddeholm (Bearer)                                     147,526
        1,166  Brau Union AG                                                 160,147
        4,667  Flughafen Wien AG                                             173,854
        1,520  Generali Holding Vienna AG                                     35,896
       15,958  Immofinanz Immobilien Anlagen AG*                             110,203
          446  Lenzing AG                                                     56,066
        2,444  Mayr-Melnhof Karton AG (Bearer)                               208,758
        1,661  BBAG Oesterreichische Brau-Beteiligungs AG                    222,481
        7,299  OMV AG                                                        857,532
       13,719  Telekom Austria AG*                                           143,240
        5,897  VA Technologie AG (Bearer)*                                   165,742
          684  Verbund-Oesterreichische Elektrizitaetswirtschafts AG          61,436
        7,208  Voestalpine AG                                                280,698
       10,046  Wienerberger AG                                               191,362
                                                                        ------------
                                                                           2,916,078
                                                                        ------------
               BELGIUM -- 2.6%
       11,650  Almanij NV                                                    469,541

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
        1,350  Bekaert SA                                                     64,785
          800  CMB SA                                                         35,045
        4,200  Colruyt SA                                                    305,721
       10,400  Delhaize Group                                                403,175
        1,975  Electrabel SA                                                 495,252
          171  Exmar NV*                                                       5,876
       32,414  Fortis, Class B                                               544,842
       13,640  KBC Bankverzekeringsholdings                                  530,427
        2,327  Solvay Et Cie                                                 153,033
       11,950  UCB SA                                                        317,633
                                                                        ------------
                                                                           3,325,330
                                                                        ------------
               BRAZIL -- 0.4%
   10,953,000  Banco do Brasil SA                                             56,966
    4,817,669  Companhia Siderurgica Nacional SA                             161,891
    1,296,000  Compania Saneamento Basico SAO PA                              56,681
        7,200  Petroleo Brasileiro SA (Petrobras)                            159,757
        3,200  Petroleo Brasileiro SA (Petrobras) ADR                         70,720
                                                                        ------------
                                                                             506,015
                                                                        ------------
               CANADA -- 2.0%
       12,600  Bank of Nova Scotia                                           558,991
       18,300  EnCana Corp                                                   685,219
        4,400  Imperial Oil Ltd                                              158,250
       11,900  National Bank of Canada                                       300,685
      140,000  Nortel Networks Corp*                                         454,169
        7,600  Petro-Canada                                                  299,255
                                                                        ------------
                                                                           2,456,569
                                                                        ------------
               CHINA -- 1.2%
      212,000  Angang New Steel Co, Class H                                   73,391
      146,000  Beijing Datang Power Co Ltd                                    79,090
      268,000  Brilliance China Automotive Holdings Ltd                       85,046
       45,000  China International Marine Containers Co Ltd, Class B*         60,005
       94,000  China Mobile Ltd                                              241,648
      632,000  China Petroleum & Chemical Corp, Class H                      192,452
       88,000  CNOOC Ltd                                                     163,603
       68,000  Cosco Pacific Ltd                                              75,852
       86,000  Denway Motors Ltd                                              48,517

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CHINA -- CONTINUED
      102,000  Huaneng Power International Inc, Class H                      139,935
      716,000  PetroChina Co Ltd, Class H                                    250,162
       86,000  Yanzhou Coal Mining Co Ltd, Class H                            50,447
      106,000  Zhejiang Southeast Electric Power Co, Class B                  66,992
                                                                        ------------
                                                                           1,527,140
                                                                        ------------
               DENMARK -- 0.0%
        1,600  DFDS A/S                                                       44,947
                                                                        ------------
               FINLAND -- 1.4%
       28,700  Finnair, Class A                                              149,041
       36,800  Fortum Oyj                                                    298,172
       12,900  Kemira Oyj                                                    111,320
       31,400  Nokia Oyj                                                     514,353
        3,900  Orion-Yhtymae Oyj                                              66,796
       22,600  Rautaruukki Oyj*                                              118,604
       43,500  Sampo Oyj                                                     335,266
       12,000  UPM-Kymmene Oyj                                               217,384
                                                                        ------------
                                                                           1,810,936
                                                                        ------------
               FRANCE -- 4.4%
       48,313  Alcatel SA*                                                   525,124
       24,934  Arcelor                                                       321,657
       20,433  BNP Paribas                                                 1,018,027
        3,285  Bongrain SA                                                   142,136
        7,174  Business Objects SA*                                          191,395
        7,668  Chargeurs SA                                                  210,467
       13,009  Cie de Saint-Gobain                                           508,317
          899  Eiffage SA                                                     82,021
        2,476  Eramet                                                         72,853
        2,228  Esso S.A.F.                                                   211,589
       35,507  France Telecom SA*                                            881,019
        1,477  Group Danone                                                  202,538
        3,358  Sanofi-Synthelabo SA                                          188,762
       11,761  Societe Generale, Class A                                     779,909
          786  Total Gabon                                                   155,676
                                                                        ------------
                                                                           5,491,490
                                                                        ------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               GERMANY -- 6.8%
       61,400  Bankgesellschaft Berlin AG*                                   148,978
        9,150  BASF AG                                                       424,937
        9,900  Bayer AG                                                      212,167
       24,650  Commerzbank AG                                                345,056
       38,550  DaimlerChrysler AG (Registered)                             1,480,495
        2,709  Degussa AG                                                     77,924
       18,800  Deutsche Post AG                                              297,223
       85,800  Deutsche Telekom*                                           1,229,308
       36,200  E. On AG                                                    1,867,967
       10,800  IWKA AG                                                       146,319
        8,600  Merck KGaA                                                    250,400
        3,400  Metro AG                                                      122,251
        5,800  SAP AG                                                        694,411
        3,900  Sudzucker AG                                                   61,016
       24,700  ThyssenKrupp AG                                               334,367
       15,800  Volkswagen AG                                                 775,403
                                                                        ------------
                                                                           8,468,222
                                                                        ------------
               HONG KONG -- 1.2%
       98,400  CLP Holdings Ltd                                              434,005
      165,000  Hang Lung Group Co Ltd                                        169,245
      129,500  Hong Kong Electric Holdings Ltd                               511,402
        4,000  Hong Kong Land Holdings                                         5,360
       51,000  Hutchison Whampoa Ltd                                         375,993
                                                                        ------------
                                                                           1,496,005
                                                                        ------------
               HUNGARY -- 0.1%
       10,300  OTP Bank Rt*                                                  117,275
                                                                        ------------
               INDIA -- 0.3%
       13,100  ICICI Bank Ltd ADR                                            126,939
          200  Infosys Technologies ADR                                       11,330
        6,300  Reliance Industries Ltd GDR 144A                              115,290
        6,800  State Bank of India GDR                                       170,680
                                                                        ------------
                                                                             424,239
                                                                        ------------
               INDONESIA -- 0.4%
      274,000  Bank Central Asia Tbk                                          94,455
       37,000  Bank Mandiri Persero PT*                                        3,707

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               INDONESIA -- CONTINUED
       44,500  Gudang Garam                                                   48,250
       61,000  Indonesian Satellite Corp Tbk PT                               58,232
      743,000  PT Matahari Putra Prima Tbk                                    41,594
      375,000  Telekomunikasi Indonesia Tbk PT, Class B                      202,195
                                                                        ------------
                                                                             448,433
                                                                        ------------
               IRELAND -- 0.6%
       28,801  Allied Irish Banks Plc                                        404,428
       22,104  Bank of Ireland                                               262,822
       16,000  Greencore Group                                                50,943
                                                                        ------------
                                                                             718,193
                                                                        ------------
               ISRAEL -- 0.3%
        7,900  Check Point Software Technologies*                            138,013
       16,500  Machteshim Agan Industries                                     43,998
        2,400  Teva Pharmaceutical Industries ADR                            140,909
                                                                        ------------
                                                                             322,920
                                                                        ------------
               ITALY -- 4.3%
       30,025  Assicurazioni Generali SPA                                    645,114
      157,000  Banca Intesa SPA                                              471,433
       71,978  Enel SPA                                                      438,587
      119,184  ENI-Ente Nazionale Idrocarburi SPA                          1,800,525
       10,790  Fiat SPA (Savings Shares)*                                     45,490
       16,685  Mediobanca SPA                                                164,683
      102,390  Parmalat Finanziaria SPA                                      331,059
       19,743  RAS SPA                                                       283,954
       14,326  Sanpaolo IMI SPA                                              137,625
      150,596  Telecom Italia Mobile SPA                                     664,664
      151,070  Telecom Italia SPA*                                           354,940
                                                                        ------------
                                                                           5,338,074
                                                                        ------------
               JAPAN -- 21.7%
       10,940  Acom Co Ltd                                                   453,802
       53,000  AIOI Insurance Co Ltd                                         133,999
       14,000  Alps Electric Co Ltd                                          238,053
        6,900  Aoki International                                             35,718
       17,000  Brother Industries Ltd                                        150,797

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       22,000  Canon Inc                                                   1,057,765
       17,800  Chubu Electric Power Co Inc                                   324,177
       12,700  Chugoku Electric Power Co Inc                                 195,920
      141,000  Cosmo Oil Co Ltd                                              247,729
       15,000  Dai Nippon Printing Co Ltd                                    191,164
       35,000  Daiichi Pharmaceuticals Co Ltd                                535,139
       24,000  Daio Paper Corp                                               192,938
       11,300  Daito Trust Construction Co Ltd                               304,097
       37,000  Daiwa House Industry Co Ltd                                   288,250
       14,000  Denso Corp                                                    261,570
          103  East Japan Railway Co                                         435,199
       27,000  Ezaki Glico Co Ltd                                            161,056
       82,000  Fuji Heavy Industries Ltd                                     404,097
       13,000  Fuji Photo Film Co Ltd                                        389,955
       84,000  Furukawa Electric Co Ltd                                      305,245
      141,000  Itochu Corp                                                   422,952
       41,000  Itoham Foods Inc                                              156,368
       18,000  Izumiya Co Ltd                                                 79,294
       37,000  JACCS Co                                                      127,160
           35  Japan Tobacco Inc                                             204,577
       26,425  JFE Holdings Inc                                              532,214
      127,000  Kajima Corp                                                   347,215
       43,000  Kamigumi Co Ltd                                               247,283
       41,000  Kandenko Co                                                   139,501
       22,900  Kansai Electric Power Co Inc                                  361,321
       61,000  Kansai Paint Co                                               234,213
       16,000  Kao Corp                                                      301,680
           54  KDDI Corp                                                     276,294
       67,000  Kirin Brewery Co Ltd                                          479,474
       20,493  Konica Minolta Holdings Inc                                   280,839
       46,000  Kyudenko Corp                                                 160,456
       19,000  Kyushu Electric Power Co Inc                                  287,736
       27,000  Maeda Road Construction                                       133,982
      138,000  Mazda Motor Corp                                              363,096
       50,000  Misawa Homes Holdings Inc*                                     57,851
      149,000  Mitsubishi Electric Corp                                      611,682
      104,000  Mitsubishi Motors Corp*                                       226,397
       72,000  Mitsubishi Paper Mills Ltd*                                   114,158
       44,000  Mitsui OSK Lines Ltd                                          152,725
       36,000  Mitsui Trust Holding Inc*                                     119,095

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
          480  Mizuho Financial Group Inc*                                   596,503
       34,000  Mizuno Corp                                                   118,306
       10,000  MOS Food Services                                              78,934
       56,000  Nagase & Co                                                   323,483
       45,000  Nippon Express Co Ltd                                         184,350
       34,000  Nippon Flour Mills Co Ltd                                     106,359
       40,000  Nippon Hodo Co                                                185,122
       27,000  Nippon Paint Co                                                73,123
       63,000  Nippon Suisan Kaisha Ltd                                      144,703
           73  Nippon Telegraph & Telephone Corp                             321,580
       78,000  Nissan Motor Co                                               837,624
      303,000  Nisshin Steel Co Ltd                                          462,239
       28,000  Nisshinbo Industries Inc                                      125,986
       38,000  NOF Corp                                                      157,953
          151  NTT Docomo Inc                                                388,241
       33,000  Okumura Corp                                                  113,413
       16,000  Olympus Optical Co Ltd                                        367,501
       12,000  Ono Pharmaceutical Co Ltd                                     402,125
       13,600  Pioneer Corp                                                  305,382
       15,050  Promise Co                                                    557,216
        7,000  Ryosan Co                                                     100,189
       61,000  Sankyo Co Ltd                                                 752,828
       29,000  Seino Transportation Co Ltd                                   163,044
       21,000  Sekisui House Ltd                                             184,479
       35,000  Sharp Corp                                                    524,940
       92,000  Shimizu Corp                                                  294,104
       12,000  Suzuki Motor Corp                                             164,758
       29,000  Taisho Pharmaceutical Co Ltd                                  425,009
       23,800  Takeda Chemical Industries Ltd                                860,782
        9,660  Takefuji Corp                                                 546,418
       30,000  TOA Corp                                                       40,624
       36,600  Tohoku Electric Power Co Inc                                  539,527
       15,100  Tokyo Electric Power Co Inc                                   293,769
       80,000  Tokyo Gas Co                                                  243,401
       50,000  TonenGeneral Sekiyu KK                                        340,247
       20,000  Toppan Printing Co Ltd                                        161,810
      160,000  Toshiba Corp                                                  654,097
       39,000  Toyo Ink Manufacturing Co Ltd                                 122,335
       40,200  Toyota Motor Corp                                           1,109,393
           21  Yahoo Japan Corp*                                             379,757

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       17,000  Yamaha Corp                                                   280,031
        8,000  Yamanouchi Pharmaceutical Co Ltd                              209,805
       46,000  Yodogawa Steel Works                                          167,158
                                                                        ------------
                                                                          27,132,881
                                                                        ------------
               MEXICO -- 0.3%
        3,000  America Movil SA de CV ADR                                     69,000
       14,000  Cemex SA de CV CPO                                             69,537
       18,000  Grupo Financiero Banorte SA de CV                              47,965
        6,300  Telefonos de Mexico, Class L ADR                              190,953
                                                                        ------------
                                                                             377,455
                                                                        ------------
               NETHERLANDS -- 3.5%
       85,886  ABN Amro Holdings NV                                        1,503,993
       16,773  Aegon NV                                                      207,722
        4,187  Boskalis Westminster NV                                        96,075
        4,079  DSM NV                                                        185,627
        2,309  Gamma Holdings NV                                              88,473
       68,558  ING Groep NV                                                1,336,792
        2,003  Koninklijke Ten Cate                                           68,172
        7,193  Koninklijke Wessanen NV                                        62,862
       87,974  Royal KPN NV*                                                 609,462
        4,088  Vopak NV                                                       52,871
        2,208  Wereldhave NV                                                 128,723
                                                                        ------------
                                                                           4,340,772
                                                                        ------------
               NEW ZEALAND -- 0.4%
       50,768  Fletcher Building Ltd                                         123,052
      141,578  Telecom Corp of New Zealand                                   412,609
                                                                        ------------
                                                                             535,661
                                                                        ------------
               NORWAY -- 2.2%
       12,740  Aker Kvaerner ASA*                                            159,332
      107,586  DNB Holdings, Class A                                         503,761
       16,371  Norsk Hydro ASA                                               860,465
       12,318  Norske Skogindustrier ASA, Class A                            220,195
       23,614  Orkla ASA                                                     449,684

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               NORWAY -- CONTINUED
       62,300  Statoil ASA                                                   560,988
                                                                        ------------
                                                                           2,754,425
                                                                        ------------
               PHILIPPINES -- 0.2%
      874,500  Ayala Land Inc                                                 92,270
       51,520  Ginebra San Miguel Inc                                         27,649
        8,940  Philippine Long Distance Telephone*                            87,009
       33,000  San Miguel Corp, Class B                                       37,821
                                                                        ------------
                                                                             244,749
                                                                        ------------
               POLAND -- 0.3%
        1,700  Bank Pekao SA                                                  54,114
        3,500  BRE Bank SA*                                                   99,521
       19,000  KGHM Polska Miedz SA*                                          98,489
       13,300  Polski Koncern Naftowy Orlen                                   82,664
       20,800  Telekomunikacja Polska SA                                      87,145
                                                                        ------------
                                                                             421,933
                                                                        ------------
               RUSSIA -- 0.3%
        2,850  Lukoil ADR                                                    221,588
        1,690  MMC Norilsk Nickel ADR                                         66,755
        9,600  Yukos Oil                                                     138,720
                                                                        ------------
                                                                             427,063
                                                                        ------------
               SINGAPORE -- 1.7%
      179,000  Chartered Semiconductor Manufacturing Ltd*                    114,370
       15,550  Creative Technology Ltd                                       160,565
       30,000  DBS Group Holdings Ltd                                        215,643
       45,000  Fraser & Neave Ltd                                            250,300
      124,780  Interra Resources Ltd*                                         19,220
       93,000  Keppel Corp Ltd                                               278,538
      566,100  Singapore Telecom Ltd                                         549,016
       45,000  United Overseas Bank Ltd                                      326,031
       18,000  Venture Corp Ltd                                              207,428
                                                                        ------------
                                                                           2,121,111
                                                                        ------------
               SOUTH AFRICA -- 0.7%
       16,771  ABSA Group Ltd                                                 81,109

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SOUTH AFRICA -- CONTINUED
        1,617  Impala Platinum Holdings Ltd                                  125,740
       27,278  Iscor Ltd                                                      77,033
       15,000  Remgro Ltd                                                    124,829
       77,900  Sanlam Ltd                                                     77,050
       12,000  Sasol Ltd                                                     139,154
       22,000  Standard Bank Investment Corp                                  98,745
        7,000  Tiger Brands Ltd                                               68,663
       35,000  Woolworths Holdings Ltd                                        31,276
                                                                        ------------
                                                                             823,599
                                                                        ------------
               SOUTH KOREA -- 1.5%
        8,000  Hyundai Department Store Co Ltd*                              105,920
        1,400  Hyundai Fire & Marine Insurance Co                             47,350
        2,900  Hyundai Mobis                                                 102,143
        4,300  Hyundai Motor Co                                              143,060
       16,500  Hyundai Securities Co*                                        107,969
          600  Kangwon Land Inc                                               67,371
        5,700  Korea Electric Power Corp                                      93,367
        6,900  LG Engineering & Construction Ltd                             115,366
       11,780  LG International Corp                                          78,183
        1,300  POSCO                                                         153,363
        1,740  Samsung Electronics                                           642,393
          800  Samsung SDI Co Ltd                                             75,027
          600  SK Telecom Co Ltd                                             102,355
                                                                        ------------
                                                                           1,833,867
                                                                        ------------
               SPAIN -- 4.6%
       17,754  Altadis SA                                                    419,081
       54,234  Banco Santander Central Hispano SA                            462,653
        9,053  CIA ESP Petroleos                                             236,058
       51,117  Endesa SA                                                     795,801
       19,819  Iberdrola SA                                                  336,834
      115,695  Repsol YPF SA                                               1,953,591
        8,620  Tableros Defibras, Class B*                                    31,704
      128,848  Telefonica SA                                               1,516,475
                                                                        ------------
                                                                           5,752,197
                                                                        ------------
               SWEDEN -- 1.4%
       10,500  Electrolux AB                                                 234,207

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SWEDEN -- CONTINUED
       19,400  Gambro AB, Class A                                            131,094
       17,150  Hennes & Mauritz AB                                           361,001
       68,300  Nordea AB                                                     347,169
        4,100  SSAB Swedish Steel, Class B                                    53,204
        5,500  Svenska Handelsbanken, Class B                                 83,870
       48,500  Swedish Match AB                                              327,734
       55,883  TeliaSonera AB                                                219,222
                                                                        ------------
                                                                           1,757,501
                                                                        ------------
               SWITZERLAND -- 4.3%
        6,497  Bobst Group AG (Registered)                                   199,472
       24,900  Credit Suisse Group                                           777,819
        5,797  Micronas Semiconductor Hold*                                  161,424
          263  Movenpick Holdings (Bearer)*                                  138,021
       32,101  Roche Holding AG (Genusschein)                              2,458,200
          840  SIG Holding AG                                                107,958
        2,642  Swisscom AG                                                   722,492
          562  Valora Holding AG                                             108,343
          692  ZKB Finanz Vision AG*                                          75,596
        5,251  Zurich Financial Services AG*                                 674,863
                                                                        ------------
                                                                           5,424,188
                                                                        ------------
               TAIWAN -- 1.3%
       66,338  Acer Inc                                                       98,076
       45,000  Asustek Computer Inc                                          121,201
       63,000  Benq Corp                                                      93,141
       64,000  Cathay Financial Holding Co Ltd                                79,817
      163,089  China Steel Corp                                              130,345
        1,740  Chunghwa Telecom Co Ltd ADR                                    24,569
       61,050  Compal Electronics Inc                                         92,939
       34,650  GigaByte Technology Co Ltd                                     71,008
       18,000  Hon Hai Precision Industry Co Ltd                              74,302
      114,680  International Bank of Taipei                                   53,717
      131,220  Inventec Co Ltd                                                79,904
       10,800  MediaTek Inc                                                  107,500
       50,468  Micro-Star International Co Ltd                                89,388
       31,900  Quanta Computer Inc                                            78,914
       81,000  Taiwan Semiconductor Manufacturing Co Ltd*                    158,879
        4,536  Taiwan Semiconductor Manufacturing Co Ltd ADR*                 53,434

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TAIWAN -- CONTINUED
        4,370  United Microelectronics Corp*                                   3,582
      279,000  Walsin Lihwa Corp*                                             71,469
      406,000  Waterland Financial Holdings*                                 105,191
                                                                        ------------
                                                                           1,587,376
                                                                        ------------
               THAILAND -- 0.3%
       80,000  Advanced Info Service Pcl (Foreign Registered)                108,055
       75,300  Bangkok Expressway Pcl (Foreign Registered)(a)                 42,149
       56,600  Electricity Generating Pcl (Foreign Registered)                86,780
       73,000  PTT Pcl (Foreign Registered)(a)                               129,691
       68,000  Thai Union Frozen Products Pcl (Foreign Registered)            51,302
                                                                        ------------
                                                                             417,977
                                                                        ------------
               TURKEY -- 0.2%
   10,146,250  Aksa Akrilik Kimya Sanayii                                     78,897
   26,975,999  Aksigorta AS                                                   81,308
   38,554,892  Turkiye IS Bankasi*                                           143,025
                                                                        ------------
                                                                             303,230
                                                                        ------------
               UNITED KINGDOM -- 21.3%
      117,721  Abbey National Plc                                            981,301
       17,607  Alliance & Leicester Plc                                      244,940
       35,600  Allied Domecq Plc                                             214,120
       12,800  AstraZeneca Plc                                               491,988
      114,979  Aviva Plc                                                     912,068
       19,764  AWG Plc*                                                      164,749
    7,965,216  AWG Plc (Redeemable Shares)*                                   12,284
       46,089  BAA Plc                                                       332,430
      107,770  BAE Systems Plc                                               291,069
      129,215  Barclays Plc                                                  940,175
       33,463  Barratt Developments Plc                                      274,707
       72,590  Boots Group Plc                                               758,955
       23,873  BP Plc                                                        161,995
       30,721  British Sky Broadcasting Plc*                                 321,685
      419,426  BT Group Plc                                                1,220,706
       13,100  De Vere Group Plc                                              83,920
       31,520  Electrocomponents Plc                                         189,456
       30,906  Gallaher Group Plc                                            272,293
       52,290  GlaxoSmithKline Plc                                           998,306

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       32,550  Great Portland Estates Plc                                    120,220
       57,428  GUS Plc                                                       621,323
       23,404  HBOS Plc                                                      260,616
       27,690  HSBC Holdings Plc                                             356,083
      183,990  Imperial Chemical Industries Plc                              564,591
       24,431  Imperial Tobacco Group Plc                                    381,800
       15,679  Inchcape Plc                                                  312,483
       45,801  Intercontinental Hotels Group Plc                             354,260
       36,324  Kelda Group Plc                                               235,280
       26,325  Kesa Electricals Plc*                                          93,064
      115,171  Kingfisher Plc                                                495,507
       33,901  Laird Group                                                   127,354
       24,257  Land Securities Group Plc                                     328,051
      194,474  Lloyds TSB Group Plc                                        1,276,578
       45,801  Mitchells & Butlers Plc*                                      182,563
       94,090  National Grid Transco Plc                                     576,332
       24,600  Next Plc                                                      418,683
       20,410  Provident Financial Plc                                       206,292
       45,650  RMC Group Plc                                                 400,929
      255,429  Rolls-Royce Group Plc                                         685,832
      258,873  Royal & Sun Alliance Insurance Group                          567,119
        9,730  Royal Bank of Scotland Group                                  242,245
       54,735  Sainsbury (J) Plc                                             238,736
       43,538  Scottish & Newcastle Plc                                      258,937
       40,428  Scottish & Southern Energy Plc                                402,866
      113,218  Scottish Power Plc                                            648,727
       23,105  Severn Trent Plc                                              233,897
       75,410  Shell Transport & Trading Co Plc (Registered)                 472,944
       32,526  Tate & Lyle Plc                                               181,869
      127,755  Taylor Woodrow Plc                                            460,734
       25,696  United Utilities Plc                                          189,607
    2,702,441  Vodafone Group Plc                                          4,947,833
       27,702  Whitbread Plc                                                 327,099
       36,273  Wilson (Connolly) Holdings                                    119,627
       35,598  Wimpey (George)                                               219,598
       24,171  Wolseley Plc                                                  277,185
                                                                        ------------
                                                                          26,654,011
                                                                        ------------

               TOTAL COMMON STOCKS (COST $115,176,457)                   121,161,384
                                                                        ------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 2.2%
               AUSTRALIA -- 0.2%
       34,890  News Corporation Ltd 0.93%                                    249,537
                                                                        ------------
               BRAZIL -- 1.0%
      257,800  Ambev Ciade Rebid 1.67%                                        57,028
   25,432,000  Banco Bradesco SA 1.23%                                       108,393
    1,998,000  Banco Itau Holding Financeira SA                              151,486
   31,644,000  Embratel Participacoes SA*                                     64,977
        6,906  Gerdau SA                                                     103,485
      198,663  Investimentos Itau SA 2.68%                                   189,874
       16,181  Petroleo Brasileiro SA (Petrobras) 3.01%                      332,254
   50,668,000  Tele Centro Oeste Celular Participacoes SA 6.78%              103,013
       22,300  Usinas Siderrurgicas de Minas Gerais SA 4.57%                 128,031
                                                                        ------------
                                                                           1,238,541
                                                                        ------------
               GERMANY -- 0.9%
       15,100  Dyckerhoff AG (Non Voting) 11.72%*                            206,234
        2,000  Krones AG 2.00%                                               128,454
        2,168  RWE AG 4.35%                                                   50,937
       24,807  Villeroy & Boch AG (Non Voting) 5.78%                         192,011
       14,614  Volkswagen AG 5.30%                                           484,550
                                                                        ------------
                                                                           1,062,186
                                                                        ------------
               ITALY -- 0.0%
       13,860  Fiat SPA 4.95%*                                                56,151
                                                                        ------------
               SOUTH KOREA -- 0.1%
        2,500  Hyundai Motor Co 5.05%                                         37,980
          500  Samsung Electronics (Non Voting) 4.08%                         90,388
                                                                        ------------
                                                                             128,368
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $2,668,508)                    2,734,783
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.0%
               THAILAND -- 0.0%
       15,935  Quality House Co Ltd Warrants, Expires 5/14/08*                 1,067
                                                                        ------------

              See accompanying notes to the financial statements.
14

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- 0.0%
       14,275  United Utilities Plc Rights, Expires 9/18/03*                  24,273
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $30,295)                       25,340
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.1%
               CASH EQUIVALENTS -- 0.1%
$     200,000  Wachovia GC Time Deposit, 1.00%, due 9/02/03                  200,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $200,000)                  200,000
                                                                        ------------
               TOTAL INVESTMENTS -- 99.1%
               (Cost $118,075,260)                                       124,121,507

               Other Assets and Liabilities (net) -- 0.9%                  1,066,177
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $125,187,684
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     22.3%
Telecommunication Services                                     12.8
Consumer Discretionary                                         12.4
Energy                                                          9.5
Utilities                                                       8.5
Industrials                                                     8.2
Health Care                                                     6.9
Information Technology                                          6.7
Materials                                                       6.5
Consumer Staples                                                6.2
                                                              -----
                                                              100.0%
                                                              =====

16            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $118,075,260) (Note 1)         $124,121,507
   Cash                                                             61,213
   Foreign currency, at value (cost $912,298) (Note 1)             775,335
   Dividends and interest receivable                               307,980
   Foreign taxes receivable                                         76,470
   Receivable for expenses reimbursed by Manager (Note 2)           27,187
                                                              ------------

      Total assets                                             125,369,692
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                56,953
      Shareholder service fee                                       15,820
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                 13,985
   Accrued expenses                                                 95,250
                                                              ------------

      Total liabilities                                            182,008
                                                              ------------
NET ASSETS                                                    $125,187,684
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $131,481,907
   Accumulated undistributed net investment income               1,469,419
   Accumulated net realized loss                               (13,655,871)
   Net unrealized appreciation                                   5,892,229
                                                              ------------
                                                              $125,187,684
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $125,187,684
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    11,875,074
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.54
                                                              ============

              See accompanying notes to the financial statements.             17

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $313,131)           $ 2,416,935
   Interest                                                        20,566
                                                              -----------

      Total income                                              2,437,501
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        304,800
   Custodian fees                                                 139,640
   Audit fees                                                      21,804
   Transfer agent fees                                             13,892
   Legal fees                                                       2,116
   Registration fees                                                1,380
   Trustees fees and related expenses (Note 2)                      1,268
   Miscellaneous                                                      920
   Fees reimbursed by Manager (Note 2)                           (179,292)
                                                              -----------
                                                                  306,528
   Shareholder service fee (Note 2) - Class III                    84,667
                                                              -----------
      Net expenses                                                391,195
                                                              -----------

          Net investment income                                 2,046,306
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (435,280)
      Closed futures contracts                                    263,508
      Foreign currency, forward contracts and foreign
      currency related transactions                               854,392
                                                              -----------

         Net realized gain                                        682,620
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              19,378,293
      Foreign currency, forward contracts and foreign
      currency related transactions                              (630,048)
                                                              -----------

         Net unrealized gain                                   18,748,245
                                                              -----------

      Net realized and unrealized gain                         19,430,865
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $21,477,171
                                                              ===========

18            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,046,306       $ 1,740,563
   Net realized gain (loss)                                     682,620        (3,068,842)
   Change in net unrealized appreciation (depreciation)      18,748,245        (6,184,656)
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               21,477,171        (7,512,935)
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (699,561)       (2,648,333)
                                                           ------------       -----------
      Total distributions from net investment income           (699,561)       (2,648,333)
                                                           ------------       -----------
   Net share transactions (Note 5):
      Class III                                               9,701,332        29,583,367
                                                           ------------       -----------
   Increase in net assets resulting from net share
    transactions                                              9,701,332        29,583,367
                                                           ------------       -----------

      Total increase in net assets                           30,478,942        19,422,099
NET ASSETS:
   Beginning of period                                       94,708,742        75,286,643
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $1,469,419 and $122,674,
    respectively)                                          $125,187,684       $94,708,742
                                                           ============       ===========

              See accompanying notes to the financial statements.             19

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------------
                                            (UNAUDITED)        2003        2002        2001        2000        1999+
                                          ----------------  ----------  ----------  ----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.73       $  9.70     $ 10.79     $ 10.43     $   9.71     $ 10.00
                                              --------       -------     -------     -------     --------     -------

Income from investment operations:
   Net investment income                          0.18(b)       0.19(b)     0.25(b)     0.23(b)      0.15(b)     0.04
   Net realized and unrealized gain
     (loss)                                       1.69         (0.90)      (1.03)       0.29         0.70       (0.28)
                                              --------       -------     -------     -------     --------     -------

      Total from investment operations            1.87         (0.71)      (0.78)       0.52         0.85       (0.24)
                                              --------       -------     -------     -------     --------     -------

Less distributions to shareholders:
   From net investment income                    (0.06)        (0.26)      (0.31)      (0.16)       (0.13)      (0.05)
                                              --------       -------     -------     -------     --------     -------

      Total distributions                        (0.06)        (0.26)      (0.31)      (0.16)       (0.13)      (0.05)
                                              --------       -------     -------     -------     --------     -------
NET ASSET VALUE, END OF PERIOD                $  10.54       $  8.73     $  9.70     $ 10.79     $  10.43     $  9.71
                                              ========       =======     =======     =======     ========     =======
TOTAL RETURN(a)                                  21.45%**      (7.47)%     (7.16)%      5.03%        8.65%      (2.44)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $125,188       $94,709     $75,287     $75,538     $112,623     $18,529
   Net expenses to average daily net
     assets                                       0.69%*        0.70%       0.69%       0.69%        0.69%       0.69%*
   Net investment income to average
     daily net assets                             3.63%*        1.98%       2.49%       2.11%        1.36%       0.87%*
   Portfolio turnover rate                          24%**         48%         50%         56%           5%         20%**
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.32%*        0.45%       0.41%       0.34%        0.34%       2.34%*

 +    Period from July 29, 1998 (commencement of operations) to February 28,
      1999.
 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

20            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the MSCI EAFE Index (after-tax). The Fund's benchmark is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the MSCI EAFE Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2003, there were no open futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $323,163, $1,004,023, $6,951,109 and $4,807,000 expiring in 2008,
      2009, 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $1,229,777.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003, was $900. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $38,161,933 and $25,719,749, respectively. At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $118,113,514     $13,953,902       $(7,945,909)      $6,007,993

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 42.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                            August 31, 2003            Year Ended
                                                              (Unaudited)          February 28, 2003
                                                        -----------------------  ----------------------
                                                         Shares       Amount      Shares      Amount
         Class III:                                     ---------  ------------  ---------  -----------
         Shares sold                                    1,939,380  $ 19,307,995  3,123,659  $29,900,170
         Shares issued to shareholders
           in reinvestment of distributions                45,576       470,801    194,117    1,784,356
         Shares repurchased                              (960,513)  (10,077,464)  (229,938)  (2,101,159)
                                                        ---------  ------------  ---------  -----------
         Net increase                                   1,024,443  $  9,701,332  3,087,838  $29,583,367
                                                        =========  ============  =========  ===========

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

         FORWARD CROSS CURRENCY CONTRACTS
         Settlement   Deliver/Units of     Receive/In      Net Unrealized
            Date          Currency        Exchange For      Depreciation
         ----------   ----------------   ---------------   --------------
          10/31/03    JPY  448,350,000   EUR   3,500,000      $(13,985)
                                                              ========

      CURRENCY ABBREVIATIONS:

EUR - Euro
JPY - Japanese Yen

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 93.3%
               AUSTRALIA -- 2.4%
      429,910  Amcor Ltd                                                   2,512,681
      126,572  APN News & Media Ltd                                          294,925
    1,393,304  Brazin Ltd                                                  1,010,034
      480,797  Consolidated Rutile Ltd                                       183,606
    2,986,574  David Jones Ltd                                             2,686,953
       41,587  Foodland Associated                                           500,391
      705,372  John Fairfax Holdings Ltd                                   1,429,008
      201,000  Lihir Gold Ltd                                                188,641
        6,000  Lihir Gold Ltd ADR 144A+                                      114,600
      168,781  Lion Nathan Ltd                                               575,713
      371,000  Oil Search Ltd                                                218,518
      608,500  Pacifica Group Ltd                                          1,996,828
      825,000  Pasminco Ltd*(a)                                                   --
      750,000  Promina Group Ltd*                                          1,451,458
      501,000  Sons of Gwalia Ltd                                            972,817
      400,000  WMC Resources Ltd*                                          1,056,312
                                                                        ------------
                                                                          15,192,485
                                                                        ------------
               AUSTRIA -- 1.5%
        9,000  Boehler Uddeholm (Bearer)                                     475,380
       26,850  Erste Bank Der Oesterreichischen Sparkassen AG              2,473,256
       15,000  Flughafen Wien AG                                             558,776
       26,248  BBAG Oesterreichische Brau-Beteiligungs AG                  3,515,757
       15,480  OMV AG                                                      1,818,688
       35,000  Wienerberger AG                                               666,700
                                                                        ------------
                                                                           9,508,557
                                                                        ------------
               BELGIUM -- 1.6%
       61,070  Almanij NV                                                  2,461,360
       37,918  Bekaert SA                                                  1,819,655
          167  CFE (CIE Francois D'enter)                                     37,953
       68,300  KBC Bankverzekeringsholdings                                2,656,024
       44,320  Omega Pharma SA                                             1,384,347
       17,990  Solvay Et Cie                                               1,183,098
        5,006  Unibra SA                                                     387,474
                                                                        ------------
                                                                           9,929,911
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               BRAZIL -- 0.3%
      479,600  Cia de Concessoes Rodoviarias                               2,105,640
                                                                        ------------
               CANADA -- 1.0%
      785,000  Hudson's Bay Co                                             5,030,927
       90,600  KAP Resources Ltd*(a)                                             653
       14,000  Rothmans Inc                                                  256,353
      153,400  Timberwest Forest Corp                                      1,306,026
                                                                        ------------
                                                                           6,593,959
                                                                        ------------
               CROATIA -- 0.4%
      160,000  Pliva D.D.                                                  2,400,000
                                                                        ------------
               DENMARK -- 0.8%
       50,000  Carlsberg A/S, Class B                                      1,996,023
       36,000  Kobenhavns Lufthavne AS                                     3,113,795
                                                                        ------------
                                                                           5,109,818
                                                                        ------------
               FINLAND -- 5.6%
      216,900  Aspocomp Group Oyj                                          1,762,195
      728,111  Huhtamaki Oyj, Class I                                      7,354,416
      302,150  Jaakko Poyry Group                                          5,871,630
      372,500  M-real Oyj                                                  3,300,370
    1,178,160  Rapala VMC Oyj                                              5,820,758
      292,600  Stockmann Oyj AB, Class B                                   5,098,167
      274,500  Uponor Oyj                                                  6,178,158
                                                                        ------------
                                                                          35,385,694
                                                                        ------------
               FRANCE -- 7.2%
       39,100  Assurances Generales de France                              1,756,609
       23,271  Bacou Dalloz                                                2,059,268
       52,700  Bail Investissement                                         1,099,327
       22,800  BIC SA                                                        938,705
      161,900  Boursorama*                                                   870,975
       30,216  Buffalo Grill                                                 284,966
      391,900  Canal Plus                                                  1,992,136
        3,700  Casino Guichard Perrachon SA                                  294,512
        7,320  Christian Dior SA                                             349,674
       38,200  Clarins                                                     2,073,922
        6,450  Damartex SA*                                                   84,977

2             See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FRANCE -- CONTINUED
       44,100  Essilor International SA                                    1,791,443
       39,101  Eurazeo                                                     2,013,370
      369,100  Eurotunnel SA Units (Bearer)*                                 307,979
        6,300  Gaumont SA*                                                   297,421
       90,469  GrandVision SA                                              2,150,406
        4,444  Groupe Partouche*                                             301,038
        9,000  Guyenne et Gascogne SA                                        909,061
       11,400  Imerys SA                                                   1,878,661
       17,700  Klepierre                                                     870,008
       22,100  Lagardere S.C.A.                                            1,004,027
       55,200  LISI                                                        1,436,317
       76,000  Michelin SA, Class B                                        3,085,626
        9,407  Natexis Banques Populaires                                    908,859
       26,954  Pinault-Printemps-Redoute                                   2,315,636
       45,000  Publicis Groupe                                             1,318,139
        1,351  SAGA*                                                          56,364
       34,600  Schneider Electric SA                                       1,868,217
       18,500  Seb SA                                                      1,567,005
       51,872  Societe Virbac SA                                           1,890,749
        7,250  SOMFY International SA                                        923,334
       41,203  Sophia (EX-SFI)                                             1,506,385
       25,000  Thales SA                                                     716,654
       34,000  Valeo SA                                                    1,290,076
       30,001  Worms et Cie SA                                               559,948
       99,341  Zodiac SA                                                   2,638,318
                                                                        ------------
                                                                          45,410,112
                                                                        ------------
               GERMANY -- 7.1%
      129,565  Aareal Bank AG                                              2,955,943
       32,992  Adidas-Salomon AG                                           2,760,110
       98,200  Bilfinger & Berger                                          2,679,172
       73,600  Commerzbank AG                                              1,030,269
      190,200  Continental AG                                              4,896,843
      280,500  Deutsche Lufthansa AG                                       3,852,592
      133,617  Fraport AG Frankfurt Airport Services Worldwide*            3,535,424
       57,700  Fresenius Medical Care AG                                   2,933,051
      102,747  Hannover Rueckversicherungs AG                              2,723,135
       10,505  HeidelbergCement AG*                                          373,683
       96,520  Heidelberger Druckmaschinen                                 2,808,187
      179,170  IWKA AG                                                     2,427,411

              See accompanying notes to the financial statements.              3

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
       85,673  K&S AG                                                      1,669,572
      119,840  Repower Systems AG                                          2,486,717
       10,000  Rheinmetall AG                                                237,146
      100,622  Sudzucker AG                                                1,574,239
      405,100  ThyssenKrupp AG                                             5,483,882
                                                                        ------------
                                                                          44,427,376
                                                                        ------------
               GREECE -- 0.3%
      175,000  Greek Organization of Football Prognostics SA               2,086,559
                                                                        ------------
               HONG KONG -- 2.2%
    2,083,000  Hang Lung Group Co Ltd                                      2,136,588
    1,757,000  Hang Lung Properties Ltd                                    2,027,477
    4,709,800  HKR International Ltd*                                      1,343,613
    1,929,000  Hopewell Highway Infrastructure Ltd*                          952,214
    1,500,000  Hysan Development Co Ltd                                    1,769,378
      918,000  Orient Overseas International Ltd                           2,036,247
      600,000  SCMP Group Ltd                                                253,867
    1,600,000  Techtronic Industries Co                                    3,528,499
                                                                        ------------
                                                                          14,047,883
                                                                        ------------
               INDIA -- 0.1%
      154,000  Hexaware Technologies Ltd GDR*                                370,385
                                                                        ------------
               INDONESIA -- 0.6%
    1,737,000  International Nickel                                        2,405,392
   15,700,000  PT Bank Pan Indonesia Tbk                                     518,091
    9,084,000  Surya Citra Media Tbk                                         642,357
                                                                        ------------
                                                                           3,565,840
                                                                        ------------
               IRELAND -- 1.6%
      718,000  Grafton Group Plc New Units*                                3,697,090
      246,000  Greencore Group                                               783,242
      379,440  IFG Group Plc                                                 291,611
      230,000  Irish Continental Group Plc                                 2,277,703
      230,000  Irish Life & Permanent Plc                                  2,732,234
                                                                        ------------
                                                                           9,781,880
                                                                        ------------

              See accompanying notes to the financial statements.
4

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ITALY -- 4.1%
      255,000  Arnoldo Mondadori Editore SPA                               1,850,565
      675,475  Banca Intesa SPA                                            2,028,287
      187,500  Banche Popolari Unite Scrl*                                 2,859,343
      209,800  Benetton Group SPA                                          2,130,640
      174,200  Buzzi Unicem SPA                                            1,690,687
       49,700  Davide Campari-Milano SPA                                   1,942,536
      663,800  ERG SPA                                                     3,337,840
        9,585  Ericsson SPA                                                  207,310
      357,716  Grouppo Editoriale L'Espresso                               1,535,599
       30,000  Pagnossin SPA*                                                 54,017
      367,000  Parmalat Finanziaria SPA                                    1,186,627
      155,552  RAS SPA                                                     2,237,225
      485,000  Snam Rete Gas SPA                                           1,773,163
    1,759,364  Telecom Italia SPA*                                         2,777,649
                                                                        ------------
                                                                          25,611,488
                                                                        ------------
               JAPAN -- 20.4%
      123,200  Arisawa Manufacturing                                       4,117,929
      900,000  Bank of Yokohama                                            2,807,679
      875,000  Brother Industries Ltd                                      7,761,613
      110,500  Cawachi Ltd                                                 7,652,040
      875,000  Central Glass Co Ltd                                        5,541,867
      350,000  Daikin Industries Ltd                                       6,689,236
      200,000  Dainippon Screen Manufacturing Co Ltd*                      1,249,572
      500,000  Daito Trust Construction Co Ltd                            13,455,605
      120,000  Diamond Lease Co Ltd                                        2,028,111
       80,000  Funai Electric Co Ltd                                       9,701,748
      380,000  Izumi Co Ltd                                                5,223,860
    1,000,000  JACCS Co                                                    3,436,750
          430  Japan Retail Fund Investment Corp                           2,266,455
      400,000  Juki Corp*                                                  1,580,391
      165,000  Koei Co Ltd                                                 4,525,197
       80,000  Kose Corp                                                   2,523,140
    1,250,000  Marubeni Corp                                               1,885,499
      384,000  Mazda Motor Corp                                            1,010,353
      731,000  NHK Spring Co Ltd                                           2,744,069
      350,000  Nippon Electric Glass Co Ltd                                3,884,556
          700  Orix JREIT Inc                                              3,047,652
    3,000,000  Showa Denko*                                                5,707,919
      900,000  Showa Shell Sekiyu                                          6,232,431

              See accompanying notes to the financial statements.              5

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      250,000  TIS Inc                                                     6,856,359
      343,000  Tokai Rubber Industries                                     4,726,980
      570,000  Toyo Suisan Kaisha                                          6,106,445
      500,000  Yamaha Motor Co                                             5,142,269
                                                                        ------------
                                                                         127,905,725
                                                                        ------------
               MEXICO -- 0.3%
    1,346,700  Grupo Imsa SA                                               1,830,916
                                                                        ------------
               NETHERLANDS -- 1.1%
       35,300  Fortis NV                                                     593,740
        3,939  Fugro NV                                                      205,420
      117,365  Hagemeyer NV                                                  426,510
       49,800  Imtech NV                                                   1,011,495
       99,144  Kas Bank NV                                                 1,729,630
       54,741  Koninklijke Vendex KBB NV                                     619,633
       27,200  Laurus NV*                                                     40,016
       37,626  Nutreco Holding NV                                            729,114
        5,862  Roto Smeets de Boer NV                                        145,129
       46,914  VNU NV                                                      1,457,645
       25,263  Wegener NV*                                                   185,833
                                                                        ------------
                                                                           7,144,165
                                                                        ------------
               NEW ZEALAND -- 0.5%
      230,000  Air New Zealand, Class B*                                      67,694
    1,207,475  Evergreen Forests Ltd*                                        320,544
      179,232  Fletcher Challenge Forests Ltd*                               114,813
    1,927,200  Tourism Holdings Ltd                                        1,579,306
    2,358,857  Tranz Rail Holdings Ltd*                                    1,347,683
                                                                        ------------
                                                                           3,430,040
                                                                        ------------
               NORWAY -- 3.0%
      405,390  Ekornes ASA                                                 6,111,013
      120,000  Golar LNG Ltd*                                              1,424,731
      118,900  Norske Skogindustrier ASA, Class A                          2,125,438
      358,350  Prosafe ASA                                                 6,023,372
      409,000  Smedvig ASA, Class A                                        2,809,909
      100,000  Smedvig ASA, Class B                                          566,958
                                                                        ------------
                                                                          19,061,421
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SINGAPORE -- 1.2%
    2,159,000  Allgreen Properties Ltd                                     1,243,990
    2,000,000  MobileOne Ltd                                               1,574,534
    1,194,800  Singapore Land Ltd                                          2,644,660
    1,231,000  Singapore Post Ltd                                            540,744
    1,400,000  United Overseas Land                                        1,517,485
                                                                        ------------
                                                                           7,521,413
                                                                        ------------
               SOUTH AFRICA -- 1.2%
    9,202,800  Allan Gray Property Trust                                   3,465,174
   10,317,337  Martprop Property Fund                                      2,955,854
      138,989  Western Areas Ltd*                                            910,160
                                                                        ------------
                                                                           7,331,188
                                                                        ------------
               SOUTH KOREA -- 2.8%
      101,800  Asia Cement Co Ltd                                          3,015,336
      563,380  Dongkuk Steel Mill                                          2,548,538
       45,240  FnC Kolon Corp                                                418,516
      496,920  Handsome Corp                                               4,533,749
       29,610  Hanil Cement Manufacturing                                  1,429,925
      113,270  Korea Electric Terminal Co                                  2,066,883
      320,963  Kortek Corp                                                 1,865,985
       52,600  Sam Yang                                                      839,279
      240,000  Woongjin.com Co Ltd                                           774,029
                                                                        ------------
                                                                          17,492,240
                                                                        ------------
               SPAIN -- 2.9%
       64,000  ACS Actividades Cons y Serv                                 2,682,038
      238,992  Aguas de Barcelona SA                                       3,056,836
       84,400  Altadis SA                                                  1,992,249
      270,000  Amadeus Global Travel Distribution                          1,808,241
       10,649  Bankinter SA                                                  357,761
       43,296  Cia de Distribucion Integral Logista SA                     1,029,126
      137,000  Cortefiel SA                                                1,022,804
       70,000  Fomento de Construcciones y Contratas SA                    2,075,031
      106,800  Gas Natural SDG SA                                          1,978,104
       70,000  Red Electrica de Espana                                       864,596
       90,000  Union Fenosa SA                                             1,409,045
                                                                        ------------
                                                                          18,275,831
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SWEDEN -- 2.4%
      197,900  Autoliv Inc SDR                                             5,929,047
      712,400  Billerud AB                                                 8,946,324
                                                                        ------------
                                                                          14,875,371
                                                                        ------------
               SWITZERLAND -- 3.6%
        1,752  Bank Sarasin & Cie AG                                       2,251,687
        2,500  Belimo Holding AG                                             812,181
       16,470  Bobst Group AG (Registered)                                   505,666
      118,286  Charles Voegele Holding AG*                                 4,421,315
          700  Eichhof Holding AG*                                           339,367
        3,120  Forbo Holdings AG (Registered)*                               835,386
        6,110  Geberit AG                                                  2,094,035
       17,510  Helvetia Patria Holding                                     2,187,890
        1,000  Jelmoli Holding AG (Bearer)                                   692,585
        3,250  Jelmoli Holding AG (Registered)                               454,821
       38,970  Lonza Group AG                                              1,911,563
        1,000  Schaffner Holding AG (Registered)*                            119,953
        4,293  Sika AG                                                     1,449,851
       65,000  Swisslog Holding AG*                                          255,257
       39,030  Unique Zurich Airport*                                      1,375,267
       17,908  Valiant Holding (Registered)                                1,099,631
       10,650  Valora Holding AG                                           2,053,122
                                                                        ------------
                                                                          22,859,577
                                                                        ------------
               THAILAND -- 0.2%
      600,000  Banpu Pcl (Foreign Registered)(a)                             810,416
      400,000  Siam Panich Leasing Ltd (Foreign Registered)(a)               386,955
                                                                        ------------
                                                                           1,197,371
                                                                        ------------
               UNITED KINGDOM -- 16.9%
    2,484,540  Aggregate Industries Plc                                    3,576,228
      175,000  Alliance & Leicester Plc                                    2,434,511
      268,033  Alliance Unichem Plc                                        2,162,202
      303,207  Amersham Plc                                                2,445,948
      643,173  Anglo Irish Bank Corp                                       6,348,195
      674,400  Balfour Beatty Plc                                          2,301,475
      549,800  Bodycote International Plc                                  1,330,559
      348,600  BPB Plc                                                     1,768,609
    1,300,000  Brit Insurance Holdings Plc*                                1,578,191

8             See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      500,000  Brown (N) Group Plc                                         1,103,271
      839,100  Carphone Warehouse Group Plc                                1,605,968
      513,842  Cattle's Plc                                                2,877,204
      130,000  Computacenter Plc                                             841,016
      463,424  Crest Nicholson                                             2,342,002
    2,400,000  Dimension Data Holdings Plc*                                1,062,936
      696,493  FKI Plc                                                     1,255,913
    2,207,600  Fyffes Plc                                                  3,509,331
      250,000  Galen Holdings Plc                                          2,481,370
      965,000  Hays Plc                                                    1,755,347
      127,400  Imperial Tobacco Group Plc                                  1,990,968
      311,700  Jarvis Plc                                                  1,700,959
      850,000  John Wood Group Plc                                         2,473,857
      245,000  Kelda Group Plc                                             1,586,930
    1,540,000  Kidde Plc                                                   2,362,818
      362,344  Kier Group Plc                                              3,295,541
      205,000  Kingston Communications Plc*                                  217,253
       60,376  Lonmin Plc                                                    888,625
      512,200  Matalan Plc                                                 1,701,362
      209,800  Mothercare Plc*                                               642,132
      175,000  Next Plc                                                    2,978,435
      270,300  Northern Rock Plc                                           2,922,284
      866,436  Novar Plc                                                   1,774,778
      400,000  Peninsular & Oriental Steam Navigation Co                   1,627,621
      124,031  Pennon Group Plc                                            1,139,841
    2,050,000  PHS Group Plc                                               2,594,070
      220,000  Premier Farnell Plc                                           946,519
      135,000  Provident Financial Plc                                     1,364,497
      405,000  Rank Group Plc                                              1,817,727
      423,700  Rexam Plc                                                   2,746,093
      750,000  RM Plc                                                      1,488,822
      629,300  Smith (David S.) Holdings Plc                               1,592,632
      230,000  Smith (WH) Group Plc                                        1,284,223
      689,300  Somerfield Plc                                              1,401,036
      288,600  Tate & Lyle Plc                                             1,613,703
      550,300  Tomkins Plc                                                 2,287,073
      110,000  Travis Perkins Plc                                          2,183,606
      295,000  Trinity Mirror Plc                                          2,445,069
      780,000  TT Electronics Plc                                          1,690,258
      230,700  Ultra Electronics Holdings                                  1,882,934

              See accompanying notes to the financial statements.              9

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      315,000  Viridian Group Plc                                          2,610,837
      488,100  Westbury Plc                                                3,319,824
      165,100  William Hill Plc                                              810,861
      167,800  Wolseley Plc                                                1,924,278
                                                                        ------------
                                                                         106,087,742
                                                                        ------------

               TOTAL COMMON STOCKS (COST $496,820,708)                   586,540,587
                                                                        ------------
               PREFERRED STOCKS -- 1.5%
               AUSTRALIA -- 0.1%
    1,150,000  Village Roadshow Ltd 19.08%                                   818,771
                                                                        ------------
               BRAZIL -- 0.2%
      890,000  Caemi Mineracao e Metalurgica SA*                             211,905
      700,000  Klabin SA*                                                    742,317
                                                                        ------------
                                                                             954,222
                                                                        ------------
               FRANCE -- 0.1%
        6,800  Casino Guichard Perrachon SA 3.74%                            443,090
                                                                        ------------
               GERMANY -- 1.0%
       15,686  Koegel Fahrzeugwerke AG*                                       48,221
       57,826  Rheinmetall AG (Non Voting) 3.92%                           1,300,852
       10,000  Villeroy & Boch AG (Non Voting) 5.78%                          77,402
      150,000  Volkswagen AG 5.30%                                         4,973,487
                                                                        ------------
                                                                           6,399,962
                                                                        ------------
               ITALY -- 0.0%
       10,000  IFI Istituto Finanziario Industries 4.82%*                     68,728
                                                                        ------------
               NEW ZEALAND -- 0.1%
      915,787  Fletcher Challenge Forests Ltd*                               586,636
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $8,349,737)                    9,271,409
                                                                        ------------

              See accompanying notes to the financial statements.
10

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.0%
               SINGAPORE -- 0.0%
       60,000  United Overseas Land Warrants, Expires 6/12/04*                23,960
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $18,234)                       23,960
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 2.1%
               CASH EQUIVALENTS -- 2.1%
$  13,000,000  Banc One Corp, 1.00%, due 9/02/03                          13,000,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $13,000,000)            13,000,000
                                                                        ------------
               TOTAL INVESTMENTS -- 96.9%
               (Cost $518,188,679)                                       608,835,956

               Other Assets and Liabilities (net) -- 3.1%                 19,486,440
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $628,322,396
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

 *    Non-income producing security.

 + Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's Prospectus and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.             11

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

               Additional information on each restricted security is as follows:

                                                                           MARKET
                                                                         VALUE AS A    MARKET
                                                                         PERCENTAGE  VALUE AS OF
                                               ACQUISITION  ACQUISITION  OF FUND'S   AUGUST 31,
ISSUER, DESCRIPTION                               DATE         COST      NET ASSETS     2003
------------------------------------------------------------------------------------------------
Lihir Gold Ltd ADR 144A                          7/03/00    $    47,302       0.02%  $   114,600

12            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Consumer Discretionary                                         24.3%
Industrials                                                    20.8
Financials                                                     16.1
Materials                                                      13.8
Consumer Staples                                                7.6
Information Technology                                          7.0
Energy                                                          4.3
Health Care                                                     2.9
Utilities                                                       2.4
Telecommunication Services                                      0.8
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             13

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $518,188,679) (Note 1)         $608,835,956
   Cash                                                             44,150
   Foreign currency, at value (cost $18,562,063) (Note 1)       18,404,052
   Receivable for investments sold                               4,712,453
   Dividends and interest receivable                               834,332
   Foreign taxes receivable                                        292,031
   Receivable for expenses reimbursed by Manager (Note 2)           53,444
                                                              ------------

      Total assets                                             633,176,418
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             4,334,687
   Payable to affiliate for (Note 2):
      Management fee                                               365,427
      Shareholder service fee                                       67,608
   Accrued expenses                                                 86,300
                                                              ------------

      Total liabilities                                          4,854,022
                                                              ------------
NET ASSETS                                                    $628,322,396
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $538,730,500
   Accumulated undistributed net investment income               8,183,287
   Accumulated net realized loss                                (9,084,690)
   Net unrealized appreciation                                  90,493,299
                                                              ------------
                                                              $628,322,396
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $370,795,989
                                                              ============
   Class IV shares                                            $257,526,407
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    32,009,551
                                                              ============
   Class IV                                                     22,223,011
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.58
                                                              ============
   Class IV                                                   $      11.59
                                                              ============

14            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $1,510,911)         $ 11,347,727
   Interest                                                        225,222
                                                              ------------

      Total income                                              11,572,949
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       1,963,258
   Custodian fees                                                  220,784
   Audit fees                                                       21,344
   Transfer agent fees                                              21,344
   Legal fees                                                       10,396
   Trustees fees and related expenses (Note 2)                       7,478
   Registration fees                                                 1,196
   Miscellaneous                                                     6,196
   Fees reimbursed by Manager (Note 2)                            (281,260)
                                                              ------------
                                                                 1,970,736

   Shareholder service fee (Note 2) - Class III                    247,038
   Shareholder service fee (Note 2) - Class IV                     115,775
                                                              ------------
      Net expenses                                               2,333,549
                                                              ------------

            Net investment income                                9,239,400
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                  330,554
      Foreign currency, forward contracts and foreign
      currency related transactions                                312,865
                                                              ------------

         Net realized gain                                         643,419
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              124,889,873
      Foreign currency, forward contracts and foreign
      currency related transactions                               (147,196)
                                                              ------------

         Net unrealized gain                                   124,742,677
                                                              ------------

      Net realized and unrealized gain                         125,386,096
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $134,625,496
                                                              ============

              See accompanying notes to the financial statements.             15

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  9,239,400      $  5,140,758
   Net realized gain (loss)                                     643,419        (6,169,379)
   Change in net unrealized appreciation (depreciation)     124,742,677       (39,077,009)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                              134,625,496       (40,105,630)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,467,151)       (2,916,437)
      Class IV                                               (1,019,013)       (2,632,475)
                                                           ------------      ------------
      Total distributions from net investment income         (2,486,164)       (5,548,912)
                                                           ------------      ------------
                                                             (2,486,164)       (5,548,912)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              17,343,792       143,772,651
      Class IV                                                  781,861       230,373,020
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             18,125,653       374,145,671
                                                           ------------      ------------

      Total increase in net assets                          150,264,985       328,491,129
NET ASSETS:
   Beginning of period                                      478,057,411       149,566,282
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $8,183,287 and $1,430,051,
    respectively)                                          $628,322,396      $478,057,411
                                                           ============      ============

16            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28,
                                               AUGUST 31, 2003   -----------------------------------
                                                 (UNAUDITED)        2003         2002        2001+
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.13       $   9.59     $   9.68     $ 10.00
                                                   --------       --------     --------     -------

Income from investment operations:
   Net investment income                               0.17(e)        0.16(e)      0.15        0.06
   Net realized and unrealized gain (loss)             2.33          (0.51)(b)      0.00(b)(c)    (0.33)(b)
                                                   --------       --------     --------     -------

      Total from investment operations                 2.50          (0.35)        0.15       (0.27)
                                                   --------       --------     --------     -------

Less distributions to shareholders:
   From net investment income                         (0.05)         (0.11)       (0.24)      (0.05)
                                                   --------       --------     --------     -------

      Total distributions                             (0.05)         (0.11)       (0.24)      (0.05)
                                                   --------       --------     --------     -------
NET ASSET VALUE, END OF PERIOD                     $  11.58       $   9.13     $   9.59     $  9.68
                                                   ========       ========     ========     =======
TOTAL RETURN(a)                                       27.36%**       (3.64)%       1.59%      (2.64)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $370,796       $275,739     $149,566     $61,244
   Net expenses to average daily net assets            0.85%*         0.85%        0.86%(d)     0.85%*
   Net investment income to average daily net
     assets                                            3.26%*         1.59%        1.48%       1.08%*
   Portfolio turnover rate                               17%**          24%          17%         16%**
   Fees and expenses reimbursed by the
     Manager to average daily net assets:              0.10%*         0.15%        0.26%       0.43%*

 +    Period from June 30, 2000 (commencement of operations) to February 28,
      2001.
 *    Annualized.
 **   Not Annualized.
 (a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
 (b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
 (c)  Net realized and unrealized loss was less than $0.01 per share.
 (d) Includes transfer taxes not reimbursed by the Manager, which approximate .01% of average daily net assets.
 (e)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             17

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                               JUNE 14, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   9.13             $  10.60
                                                             --------             --------

Income from investment operations:
   Net investment income                                         0.17                 0.08(b)
   Net realized and unrealized gain (loss)                       2.34                (1.43)
                                                             --------             --------

      Total from investment operations                           2.51                (1.35)
                                                             --------             --------

Less distributions to shareholders:
   From net investment income                                   (0.05)               (0.12)
                                                             --------             --------

      Total distributions                                       (0.05)               (0.12)
                                                             --------             --------
NET ASSET VALUE, END OF PERIOD                               $  11.59             $   9.13
                                                             ========             ========
TOTAL RETURN(a)                                                 27.47%**            (12.76)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $257,526             $202,319
   Net expenses to average daily net assets                      0.80%*               0.80%*
   Net investment income to average daily net assets             3.34%*               1.13%*
   Portfolio turnover rate                                         17%**                24%**
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                   0.10%*               0.14%*

 *    Annualized.
 **   Not Annualized.
 (a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
 (b)  Computed using average shares outstanding throughout the period.

18            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) Extended Market Index ("EMI") World ex-U.S. Index.

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of investment trusts and other funds of the Trust ("underlying funds") are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distrbutions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $506,847, $777,168 and $2,715,721 expiring in 2009, 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $5,516,486.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $6,006. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $126,845,692 and $89,595,072, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $518,447,634     $108,460,828      $(18,072,506)    $90,388,322

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 44.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003             Year Ended
                                                             (Unaudited)           February 28, 2003
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
         Class III:                                     ---------  -----------  ----------  ------------
         Shares sold                                    1,699,099  $16,069,884  17,915,318  $176,979,293
         Shares issued to shareholders in reinvestment
           of distributions                               114,974    1,273,908     260,420     2,437,533
         Shares repurchased                                    --           --  (3,571,567)  (35,644,175)
                                                        ---------  -----------  ----------  ------------
         Net increase                                   1,814,073  $17,343,792  14,604,171  $143,772,651
                                                        =========  ===========  ==========  ============

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Period from June 14, 2002
                                                           Six Months Ended          (commencement of
                                                           August 31, 2003             operations)
                                                             (Unaudited)        through February 28, 2003
                                                        ----------------------  --------------------------
                                                         Shares      Amount       Shares        Amount
         Class IV:                                      ---------  -----------  -----------  -------------
         Shares sold                                           --  $        --  21,937,294   $228,359,202
         Shares issued to shareholders in reinvestment
           of distributions                                70,565      781,861     215,142      2,013,818
         Shares repurchased                                    --           --          --             --
                                                        ---------  -----------  ----------   ------------
         Net increase                                      70,565  $   781,861  22,152,436   $230,373,020
                                                        =========  ===========  ==========   ============

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 87.0%
               AUSTRALIA -- 4.7%
       58,623  Australia and New Zealand Banking Group Ltd                   664,774
      170,718  Australian Gas Light Co Ltd                                 1,188,950
      348,322  AXA Asia Pacific Holdings Ltd                                 583,919
      171,830  Foster's Group Ltd                                            504,925
       53,002  Macquarie Bank Ltd                                          1,086,114
       63,198  National Australia Bank Ltd                                 1,271,733
      134,342  QBE Insurance Group Ltd                                       853,008
      223,869  Santos Ltd                                                    846,211
      290,093  Stockland Trust Group Units                                   918,160
      107,604  Westfield Holdings Ltd                                      1,037,736
      105,254  Westpac Banking Corp                                        1,066,166
      109,012  Woodside Petroleum Ltd                                        941,950
       36,094  Woolworths Ltd                                                274,735
                                                                        ------------
                                                                          11,238,381
                                                                        ------------
               AUSTRIA -- 1.2%
        2,329  Bau Holdings AG                                               178,991
        1,095  Brau Union AG                                                 150,395
        6,052  Erste Bank Der Oesterreichischen Sparkassen AG                557,473
        5,255  Mayr-Melnhof Karton AG (Bearer)                               448,864
        2,832  Oesterreichische Brau Beteiligungs AG                         379,329
        7,172  OMV AG                                                        842,612
       14,736  Wienerberger AG                                               280,700
                                                                        ------------
                                                                           2,838,364
                                                                        ------------
               BELGIUM -- 1.1%
       16,760  Almanij NV                                                    675,493
       20,193  Dexia                                                         251,628
        2,433  Electrabel SA                                                 610,100
       26,790  Fortis, Class B                                               450,309
        9,293  KBC Bankverzekeringsholdings                                  361,383
       12,964  UCB SA                                                        344,585
                                                                        ------------
                                                                           2,693,498
                                                                        ------------
               CANADA -- 6.5%
       18,600  Bank of Montreal                                              623,509

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CANADA -- CONTINUED
       33,300  Bank of Nova Scotia                                         1,477,333
       43,200  Biovail Corp*                                               1,775,773
      135,700  Bombardier Inc                                                519,459
       20,300  Canadian Imperial Bank of Commerce                            830,498
       58,600  Canadian Natural Resources                                  2,269,818
       25,200  EnCana Corp                                                   943,581
       20,300  Imperial Oil Ltd                                              730,106
       17,600  Investors Group Inc                                           356,530
        9,900  Loblaw Cos Ltd                                                441,419
       10,900  Molson Inc                                                    263,238
       31,700  Nexen Inc                                                     834,806
       30,100  Petro-Canada                                                1,185,209
        8,500  Precision Drilling Corp*                                      339,473
       13,300  Royal Bank of Canada                                          571,349
       13,400  Shell Canada Ltd                                              505,223
       13,900  Suncor Energy Inc                                             260,534
        9,900  Talisman Energy Inc                                           468,897
       40,700  Toronto-Dominion Bank                                       1,145,756
                                                                        ------------
                                                                          15,542,511
                                                                        ------------
               DENMARK -- 0.7%
           60  D/S Svendborg B                                               393,882
       28,500  Danske Bank A/S                                               522,514
       23,100  Novo-Nordisk A/S                                              819,700
                                                                        ------------
                                                                           1,736,096
                                                                        ------------
               FINLAND -- 3.1%
      417,050  Nokia Oyj                                                   6,831,558
       59,400  Sampo Oyj                                                     457,811
                                                                        ------------
                                                                           7,289,369
                                                                        ------------
               FRANCE -- 2.7%
       14,433  BNP Paribas                                                   719,091
       22,705  Carrefour SA                                                1,131,723
        4,875  L'Oreal SA                                                    338,798
      146,825  Orange SA*                                                  1,362,133
        4,690  Peugeot SA                                                    214,050
       12,442  Renault SA                                                    749,938

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FRANCE -- CONTINUED
       24,503  STMicroelectronics NV                                         609,327
        9,244  Total SA                                                    1,417,814
                                                                        ------------
                                                                           6,542,874
                                                                        ------------
               GERMANY -- 4.5%
        7,971  Altana AG                                                     409,564
       14,423  BASF AG                                                       669,821
       65,776  Deutsche Post AG                                            1,039,903
       59,740  E. On AG                                                    3,082,662
        7,691  Merck KGaA                                                    223,933
       19,889  RWE AG                                                        536,077
       33,952  SAP AG                                                      4,064,937
       60,247  T-Online International*                                       644,916
                                                                        ------------
                                                                          10,671,813
                                                                        ------------
               GREECE -- 0.3%
       26,735  National Bank of Greece SA                                    584,699
                                                                        ------------
               HONG KONG -- 1.8%
      244,400  Bank of East Asia                                             576,581
      142,500  CLP Holdings Ltd                                              628,514
      107,000  Esprit Holdings Ltd                                           268,208
      309,500  Hong Kong Electric Holdings Ltd                             1,222,230
       86,000  Hutchison Whampoa Ltd                                         634,027
      295,000  Yue Yuen Industrial Holdings                                  877,509
                                                                        ------------
                                                                           4,207,069
                                                                        ------------
               IRELAND -- 0.9%
       88,613  Allied Irish Banks Plc                                      1,244,316
       41,627  Bank of Ireland                                               494,956
       42,766  Ryanair Holdings Plc*                                         294,864
                                                                        ------------
                                                                           2,034,136
                                                                        ------------
               ITALY -- 4.2%
       80,028  Assicurazioni Generali SPA                                  1,719,474
      417,576  Banca Intesa SPA                                            1,253,879
      138,540  Banca Intesa SPA (Savings Shares)                             309,530

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ITALY -- CONTINUED
      181,962  Enel SPA                                                    1,108,757
       80,048  ENI-Ente Nazionale Idrocarburi SPA                          1,209,293
       70,252  Snam Rete Gas SPA                                             256,842
      767,673  Telecom Italia Mobile SPA                                   3,388,169
      187,565  Telecom Italia SPA*                                           440,685
       63,759  UniCredito Italiano SPA                                       296,104
                                                                        ------------
                                                                           9,982,733
                                                                        ------------
               JAPAN -- 18.7%
       29,000  Ajinomoto Co Inc                                              285,576
       25,000  Alps Electric Co Ltd                                          425,094
       26,000  Bridgestone Corp                                              362,101
       76,000  Canon Inc                                                   3,654,097
          139  Central Japan Railway Co                                      980,434
       62,500  Chubu Electric Power Co Inc                                 1,138,263
       24,000  Chugai Pharmaceutical Co Ltd                                  254,234
       41,000  Daiichi Pharmaceuticals Co Ltd                                626,877
       24,800  Daito Trust Construction Co Ltd                               667,398
       23,000  Denso Corp                                                    429,722
          146  East Japan Railway Co                                         616,884
       23,000  FamilyMart                                                    459,290
        4,900  Fanuc Ltd                                                     323,363
       23,400  Fast Retailing Co Ltd                                         972,660
       91,000  Fuji Heavy Industries Ltd                                     448,449
       18,000  Fuji Photo Film Co Ltd                                        539,938
      126,000  Furukawa Electric Co Ltd                                      457,868
        2,500  Hirose Electric Co Ltd                                        267,612
       11,500  Honda Motor Co Ltd                                            468,161
       75,200  Kansai Electric Power Co Inc                                1,186,520
       18,000  Kao Corp                                                      339,390
          193  KDDI Corp                                                     987,496
        3,000  Keyence Corp                                                  626,586
       50,800  Konami Corp                                                 1,125,454
      128,000  Mitsubishi Electric Corp                                      525,471
      127,000  Mitsui Mining & Smelting Co Ltd                               426,671
      315,000  Mitsui OSK Lines Ltd                                        1,093,375
          372  Nippon Telegraph & Telephone Corp                           1,638,738
       83,000  Nippon Yusen Kabushiki Kaisha                                 342,869
       38,300  Nissin Food Products                                          809,132

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
          554  NTT Docomo Inc                                              1,424,409
       50,000  Olympus Optical Co Ltd                                      1,148,440
       25,000  Ono Pharmaceutical Co Ltd                                     837,761
      560,000  Osaka Gas Co Ltd                                            1,406,239
       31,300  Pioneer Corp                                                  702,828
        8,500  Promise Co                                                    314,707
       50,000  Sankyo Co Ltd                                                 617,072
       35,000  Sharp Corp                                                    524,940
       22,000  Shionogi and Co Ltd                                           323,552
       27,000  Stanley Electric Co Ltd                                       476,688
       37,000  Taisho Pharmaceutical Co Ltd                                  542,252
       87,900  Takeda Chemical Industries Ltd                              3,179,105
        7,980  Takefuji Corp                                                 451,388
       75,200  Terumo Corp                                                 1,453,342
       72,100  Tohoku Electric Power Co Inc                                1,062,839
       84,400  Tokyo Electric Power Co Inc                                 1,641,995
      223,000  Tokyo Gas Co                                                  678,480
       85,000  Tokyu Corp                                                    296,495
       11,600  Toyoda Gosei Co Ltd                                           258,982
       85,000  Toyota Motor Corp                                           2,345,732
       17,000  Uni-Charm Corp                                                786,767
           28  Yahoo Japan Corp*                                             506,342
       50,000  Yamaha Motor Co                                               514,227
       29,000  Yamanouchi Pharmaceutical Co Ltd                              760,542
                                                                        ------------
                                                                          44,734,847
                                                                        ------------
               NETHERLANDS -- 2.5%
      209,085  ING Groep NV                                                4,076,887
       61,978  Koninklijke Ahold NV*                                         585,193
       30,897  Numico NV                                                     599,398
       15,966  Royal Dutch Petroleum                                         712,557
                                                                        ------------
                                                                           5,974,035
                                                                        ------------
               NEW ZEALAND -- 0.6%
      477,085  Telecom Corp of New Zealand                                 1,390,395
                                                                        ------------
               NORWAY -- 0.1%
        9,550  Gjensidige NOR ASA                                            321,045
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SINGAPORE -- 1.0%
       35,950  Creative Technology Ltd                                       371,211
    1,536,000  Singapore Telecom Ltd                                       1,489,646
       51,000  Venture Corp Ltd                                              587,712
                                                                        ------------
                                                                           2,448,569
                                                                        ------------
               SPAIN -- 6.5%
       12,756  ACS Actividades Cons y Serv                                   534,564
       57,194  Altadis SA                                                  1,350,056
       32,522  CIA ESP Petroleos                                             848,015
      159,220  Endesa SA                                                   2,478,772
       51,695  Gas Natural SDG SA                                            957,473
       14,317  Inditex SA                                                    356,027
       19,228  Metrovacesa SA                                                478,573
      322,119  Repsol YPF SA                                               5,439,205
       69,736  Sacyr Vallehermoso SA                                         765,632
       45,103  Telefonica Moviles SA                                         352,572
       68,460  Telefonica SA                                                 805,739
       46,148  Union Fenosa SA                                               722,496
       19,853  Zardoya-Otis SA                                               321,936
                                                                        ------------
                                                                          15,411,060
                                                                        ------------
               SWEDEN -- 2.3%
      100,800  Hennes & Mauritz AB                                         2,121,801
       58,400  Skanska AB, Class B                                           380,663
       40,700  Svenska Handelsbanken, Class A                                644,973
      128,000  Swedish Match AB                                              864,948
       40,700  Tele2 AB Class B*                                           1,530,899
                                                                        ------------
                                                                           5,543,284
                                                                        ------------
               SWITZERLAND -- 3.0%
          831  Givaudan                                                      344,136
        6,788  Roche Holding AG (Bearer)                                     796,065
       49,104  Roche Holding AG (Genusschein)                              3,760,240
        6,875  Swisscom AG                                                 1,880,065
        8,466  UBS AG                                                        456,682
                                                                        ------------
                                                                           7,237,188
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- 20.6%
      165,159  Abbey National Plc                                          1,376,736
       27,039  Alliance & Leicester Plc                                      376,153
      345,428  Barclays Plc                                                2,513,351
       42,165  Barratt Developments Plc                                      346,144
      163,255  BG Group Plc                                                  704,318
      417,671  BP Plc                                                      2,834,193
       78,596  Cadbury Schweppes Plc                                         474,899
      394,430  Centrica Plc                                                1,108,964
       35,637  Cobham Group Plc                                              645,423
       69,950  Compass Group Plc                                             387,529
      311,125  Dixons Group Plc (New Shares)                                 677,898
       64,909  Gallaher Group Plc                                            571,871
      143,361  GlaxoSmithKline Plc                                         2,737,008
       50,654  GUS Plc                                                       548,034
       39,873  HBOS Plc                                                      444,007
      144,018  Imperial Tobacco Group Plc                                  2,250,669
       55,412  Kesa Electricals Plc*                                         195,893
      242,430  Kingfisher Plc                                              1,043,021
      181,855  Lloyds TSB Group Plc                                        1,193,744
      197,201  Morrison Supermarkets                                         651,918
      598,908  National Grid Transco Plc                                   3,668,507
       84,673  Next Plc                                                    1,441,103
       58,980  Northern Rock Plc                                             637,648
       12,844  Royal Bank of Scotland Group                                  319,774
      114,209  Scottish & Southern Energy Plc                              1,138,096
       58,284  Scottish Power Plc                                            333,961
       67,260  Shire Pharmaceuticals Plc*                                    508,537
       79,216  Smiths Group Plc                                              882,111
       99,962  Tomkins Plc                                                   415,447
       18,078  Travis Perkins Plc                                            358,866
    9,820,677  Vodafone Group Plc                                         17,980,438
       86,506  Wimpey (George)                                               533,640
                                                                        ------------
                                                                          49,299,901
                                                                        ------------

               TOTAL COMMON STOCKS (COST $193,419,933)                   207,721,867
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 0.3%
               GERMANY -- 0.3%
          720  Porsche AG (Non Voting) 0.83%                                 304,338
       16,266  Volkswagen AG 5.30%                                           539,325
                                                                        ------------
                                                                             843,663
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $785,280)                        843,663
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 11.4%
               CASH EQUIVALENTS -- 10.8%
$  11,600,000  Bank of Montreal Time Deposit, 1.06%, due 9/02/03          11,600,000
$   2,500,000  HSBC Bank USA, 1.00%, due 9/02/03                           2,500,000
$  11,600,000  ING Bank Time Deposit, 1.08%, due 9/02/03                  11,600,000
                                                                        ------------
                                                                          25,700,000
                                                                        ------------
               U.S. GOVERNMENT -- 0.6%
$   1,580,000  U.S. Treasury Bill, 0.93%, due 10/23/03(a)                  1,577,377
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $27,277,377)            27,277,377
                                                                        ------------
               TOTAL INVESTMENTS -- 98.7%
               (Cost $221,482,590)                                       235,842,907

               Other Assets and Liabilities (net) -- 1.3%                  2,990,387
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $238,833,294
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a) All or a portion of this security is held as collateral for open futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     17.9%
Telecommunication Services                                     16.6
Utilities                                                      12.5
Energy                                                         11.2
Health Care                                                    10.1
Information Technology                                          9.5
Consumer Discretionary                                          9.4
Consumer Staples                                                6.5
Industrials                                                     5.4
Materials                                                       0.9
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $221,482,590) (Note 1)         $235,842,907
   Cash                                                             14,456
   Foreign currency, at value (cost $422,977) (Note 1)             432,638
   Receivable for Fund shares sold                               2,617,559
   Dividends and interest receivable                               365,106
   Foreign taxes receivable                                        157,249
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,513,215
   Receivable for expenses reimbursed by Manager (Note 2)           39,556
                                                              ------------

      Total assets                                             240,982,686
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               101,864
      Shareholder service fee                                       28,296
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,891,520
   Payable for closed forward foreign currency contracts
    (Notes 1)                                                       47,027
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  8,313
   Accrued expenses                                                 72,372
                                                              ------------

      Total liabilities                                          2,149,392
                                                              ------------
NET ASSETS                                                    $238,833,294
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $235,781,342
   Accumulated undistributed net investment income               1,957,316
   Accumulated net realized loss                               (13,122,294)
   Net unrealized appreciation                                  14,216,930
                                                              ------------
                                                              $238,833,294
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $238,833,294
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    12,357,093
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      19.33
                                                              ============

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $393,029)           $ 3,282,961
   Interest                                                        91,685
                                                              -----------

         Total income                                           3,374,646
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        547,615
   Custodian fees                                                 143,982
   Audit fees                                                      21,620
   Transfer agent fees                                             14,996
   Legal fees                                                       3,864
   Registration fees                                                3,128
   Trustees fees and related expenses (Note 2)                      1,961
   Miscellaneous                                                    1,656
   Fees reimbursed by Manager (Note 2)                           (189,246)
                                                              -----------
                                                                  549,576
   Shareholder service fee (Note 2)
      Class III                                                   152,115
                                                              -----------
      Net expenses                                                701,691
                                                              -----------

         Net investment income                                  2,672,955
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (642,176)
      Closed futures contracts                                    827,640
      Foreign currency, forward contracts and foreign
      currency related transactions                             1,344,482
                                                              -----------

         Net realized gain                                      1,529,946
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              25,645,304
      Open futures contracts                                      603,502
      Foreign currency, forward contracts and foreign
      currency related transactions                            (1,724,858)
                                                              -----------

         Net unrealized gain                                   24,523,948
                                                              -----------

      Net realized and unrealized gain                         26,053,894
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $28,726,849
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,672,955      $  1,994,117
   Net realized gain (loss)                                   1,529,946       (11,166,838)
   Change in net unrealized appreciation (depreciation)      24,523,948        (7,288,279)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               28,726,849       (16,461,000)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (650,526)       (5,264,354)
                                                           ------------      ------------
      Total Distributions from net investment income           (650,526)       (5,264,354)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              31,952,932       115,645,427
                                                           ------------      ------------
   Net increase in net assets resulting from Fund share
    transactions                                             31,952,932       115,645,427
                                                           ------------      ------------

      Total increase in net assets                           60,029,255        93,920,073
NET ASSETS:
   Beginning of period                                      178,804,039        84,883,966
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,957,316 and
    distributions in excess of net investment income of
    $65,113, respectively)                                 $238,833,294      $178,804,039
                                                           ============      ============

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED       FEBRUARY 28,
                                                    AUGUST 31, 2003   ----------------------
                                                      (UNAUDITED)        2003        2002+
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  16.83       $  19.65     $ 20.00
                                                        --------       --------     -------

Income from investment operations:
   Net investment income(b)                                 0.25           0.25        0.01
   Net realized and unrealized gain (loss)                  2.31          (2.46)      (0.36)
                                                        --------       --------     -------

      Total from investment operations                      2.56          (2.21)      (0.35)
                                                        --------       --------     -------

Less distributions to shareholders:
   From net investment income                              (0.06)         (0.61)         --
                                                        --------       --------     -------

      Total distributions                                  (0.06)         (0.61)         --
                                                        --------       --------     -------
NET ASSET VALUE, END OF PERIOD                          $  19.33       $  16.83     $ 19.65
                                                        ========       ========     =======
TOTAL RETURN(a)                                            15.22%**      (11.40)%     (1.75)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $238,833       $178,804     $84,884
   Net expenses to average daily net assets                 0.69%*         0.69%       0.69%*
   Net investment income to average daily net
     assets                                                 2.64%*         1.32%       0.36%*
   Portfolio turnover rate                                    46%**          78%         15%**
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                              0.19%*         0.22%       0.65%*

 *    Annualized.
 **   Not Annualized.
 + Period from November 30, 2001 (commencement of operations) through February 28, 2002.
 (a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of investment trusts and other funds of the Trust ("underlying funds") are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distrbutions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset any future capital gains, if any, to the extent permitted by the Code of $2,281,901 expiring in 2011. The Fund has elected to defer to March 1, 2003 post-October capital losses of $11,113,912.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,409. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $98,173,382 and $84,470,027, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $222,421,947     $17,441,777       $(4,020,817)     $13,420,960

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 46.9% of the outstanding shares of the fund were held by four shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Two of the shareholders are funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     4,752,592  $ 88,509,899   9,766,373  $179,023,615
         Shares issued to shareholders in reinvestment
           of distributions                                 31,461       610,037     196,825     3,476,163
         Shares repurchased                             (3,048,613)  (57,167,004) (3,661,941)  (66,854,351)
                                                        ----------  ------------  ----------  ------------
         Net increase                                    1,735,440  $ 31,952,932   6,301,257  $115,645,427
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003, is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------

            Buys
          10/31/03   AUD                      5,863,838   $ 3,772,465     $  87,245
          10/31/03   CAD                      3,734,681     2,684,540       140,798
           9/26/03   CHF                     11,268,912     8,050,686      (317,967)
           9/26/03   DKK                     46,072,939     6,807,297       235,323

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                        Net Unrealized
         Settlement                                                     Appreciation
           Date      Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------
           9/26/03   EUR                     20,032,193   $21,978,834     $(232,249)
           9/26/03   GBP                      1,803,654     2,848,469        48,396
          10/31/03   HKD                      1,559,888       200,000           347
          10/31/03   JPY                  1,887,425,600    16,207,657       248,674
           9/26/03   NOK                     54,655,790     7,282,277       (70,111)
           9/26/03   SEK                     61,478,000     7,344,389       270,056
          10/31/03   SGD                     11,827,640     6,749,688       (55,196)
                                                                          ---------
                                                                          $ 355,316
                                                                          =========

           Sales
          10/31/03   AUD                      6,449,829   $ 4,149,459     $(206,356)
          10/31/03   CAD                     20,751,010    14,916,113      (466,908)
           9/26/03   DKK                     18,333,840     2,708,833        91,167
           9/26/03   EUR                     10,359,812    11,366,535       260,350
           9/26/03   GBP                      6,992,148    11,042,538       126,140
          10/31/03   HKD                     12,870,000     1,650,118        (2,948)
          10/31/03   JPY                  2,085,674,000    17,910,052      (363,113)
           9/26/03   NOK                      4,607,455       613,892         3,285
          10/31/03   NZD                      1,798,080     1,030,953       (55,116)
           9/26/03   SEK                     24,404,340     2,915,433      (121,556)
          10/31/03   SGD                      7,865,750     4,488,753         1,434
                                                                          ---------
                                                                          $(733,621)
                                                                          =========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                             Net Unrealized
         Number of                                               Contract     Appreciation
         Contracts          Type            Expiration Date       Value      (Depreciation)
         ---------  ---------------------  ------------------  ------------  --------------

           Buys
              32    CAC40                  September 2003       $1,167,287      $  8,628
              19    DAX                    September 2003        1,820,304         3,553
              50    FTSE 100               September 2003        3,299,926       (55,049)
              11    Hang Seng              September 2003          768,654        16,180
              40    IBEX 35                September 2003        3,132,748        17,928
              12    MIB30                  September 2003        1,679,589        (9,006)
              99    MSCI                   September 2003        2,217,320         4,999
              13    OMX                    September 2003           91,461          (723)
              54    S&P Toronto 60         September 2003        3,296,486       162,011
              40    SPI 200                September 2003        2,069,258        24,981
              36    TOPIX                  September 2003        3,093,075        48,680
                                                                                --------
                                                                                $222,182
                                                                                ========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.9%
               AUTO & TRANSPORTATION -- 5.1%
       15,000  AMR Corp*                                                     165,000
        2,800  ArvinMeritor Inc                                               52,696
        3,500  Autoliv Inc                                                   105,735
       12,900  Burlington Northern Santa Fe Co                               365,715
        2,800  Continental Airlines Inc*                                      42,728
        2,800  Cooper Tire & Rubber Co                                        50,400
        5,700  Dana Corp                                                      87,894
       11,600  Delta Air Lines Inc                                           149,292
       44,154  Ford Motor Co                                                 510,420
       34,182  General Motors Corp                                         1,404,880
        8,000  Goodyear Tire & Rubber Co                                      56,960
        2,600  Lear Corp*                                                    144,430
        3,700  Northwest Airlines Corp*                                       33,189
          700  Paccar Inc                                                     59,640
        2,400  Tidewater Inc                                                  68,928
                                                                        ------------
                                                                           3,297,907
                                                                        ------------
               CONSUMER DISCRETIONARY -- 11.1%
        1,800  Abercrombie & Fitch Co, Class A*                               54,792
        3,100  American Eagle Outfitters Inc*                                 53,196
       62,000  AOL Time Warner Inc*                                        1,014,320
        2,300  Autonation Inc*                                                43,217
        1,100  Belo Corp                                                      25,652
        1,200  Big Lots Inc*                                                  21,960
        4,500  Blockbuster Inc                                                92,205
        2,700  Callaway Golf Co                                               40,581
        3,400  Catalina Marketing Corp*                                       47,294
       38,300  Cendant Corp*                                                 688,634
        3,800  Clear Channel Communications Inc*                             171,456
        1,500  Columbia Sportswear Co*                                        76,500
        4,300  Dillard's Inc                                                  65,059
        5,000  EarthLink Inc*                                                 37,950
       14,000  Eastman Kodak Co                                              390,460
        6,900  Federated Department Stores Inc                               301,530
        5,800  Fox Entertainment Group Inc, Class A*                         183,164
        2,500  G TECH Holdings Corp                                          105,950
        3,200  Hasbro Inc                                                     59,200
        7,500  Home Depot Inc                                                241,200

              See accompanying notes to the financial statements.              1

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        9,100  IKON Office Solutions Inc                                      65,611
        6,200  Jones Apparel Group Inc                                       191,518
       31,600  Liberty Media Corp, Series A*                                 382,360
        5,600  May Department Stores Co                                      154,448
       11,000  McDonald's Corp                                               246,620
        1,400  Mohawk Industries Inc*                                        102,144
        5,900  Penney (JC) Co Inc                                            125,198
        3,800  R.R. Donnelley and Sons                                        95,532
        2,800  Sabre Holdings Corp                                            63,336
        8,400  Saks Inc*                                                     105,756
       17,500  Sears Roebuck & Co                                            770,350
       20,500  Service Corp International*                                    82,000
        9,300  Toys R Us Inc*                                                126,666
        1,400  Tribune Co                                                     64,750
       10,500  VeriSign Inc*                                                 157,185
        2,400  VF Corp                                                        96,240
        6,400  Viacom Inc, Class A                                           287,936
        2,200  Viacom Inc, Class B                                            99,000
          200  Washington Post Co                                            139,206
          500  Waste Connections Inc*                                         17,615
        1,200  Whirlpool Corp                                                 83,496
                                                                        ------------
                                                                           7,171,287
                                                                        ------------
               CONSUMER STAPLES -- 4.5%
        3,500  Albertsons Inc                                                 73,570
       36,700  Altria Group Inc                                            1,512,774
        1,000  Colgate-Palmolive Co                                           55,280
        1,200  General Mills Co                                               55,632
        1,100  Hormel Foods Corp                                              23,760
        7,200  Kroger Co*                                                    138,312
        4,200  PepsiAmericas Inc                                              58,464
       12,800  Rite Aid Corp*                                                 64,640
        3,800  RJ Reynolds Tobacco Holdings                                  129,770
       22,100  Safeway Inc*                                                  539,461
        1,900  Smithfield Foods Inc*                                          38,475
       13,024  Tyson Foods Inc, Class A                                      145,869
        1,800  UST Inc                                                        60,120
        3,900  Winn-Dixie Stores Inc                                          39,195
                                                                        ------------
                                                                           2,935,322
                                                                        ------------

              See accompanying notes to the financial statements.
2

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 27.4%
        2,100  AFLAC Inc                                                      67,221
        3,600  Allmerica Financial Corp*                                      85,212
       11,500  Allstate Corp                                                 411,125
          700  AMB Property Corp, REIT                                        19,950
        1,200  AMBAC Financial Group                                          77,904
        2,300  American Financial Group Inc                                   50,324
          400  American National Insurance Co                                 34,396
        6,600  Ameritrade Holding Corp*                                       71,742
        2,600  AmerUs Group Co                                                83,798
        3,000  Astoria Financial Corp                                         96,420
       12,700  Bank of America Corp                                        1,006,475
        3,400  Bank of Hawaii Corp                                           115,260
        5,700  Bank One Corp                                                 224,979
        3,780  Bear Stearns Cos Inc                                          264,524
           80  Berkshire Hathaway Inc*                                       202,400
          318  BOK Financial Corp*                                            12,599
        6,600  Capital One Financial Corp                                    352,440
        2,876  Charter One Financial Inc                                      89,156
        4,600  Checkfree Corp*                                               105,708
        4,500  Cigna Corp                                                    214,560
       38,700  Citigroup Inc                                               1,677,645
        2,700  CNA Financial Corp*                                            58,725
        6,900  Comerica Inc                                                  340,446
          700  Commerce Group Inc                                             25,739
        5,400  Countrywide Financial Corp                                    366,390
        1,300  Edwards (AG) Inc                                               46,800
        1,300  Fair Isaac Corp                                                76,180
       21,000  Fannie Mae                                                  1,360,590
        8,125  Fidelity National Financial Inc                               234,812
        4,300  First American Corp                                           103,974
        1,200  First Tennessee National Corp                                  49,620
        2,000  Flagstar Bancorp Inc                                           39,060
       21,384  FleetBoston Financial Corp                                    632,753
        7,200  Freddie Mac                                                   382,680
        1,900  GATX Corp                                                      40,242
          800  General Growth Properties, REIT                                55,480
          200  Global Payments Inc                                             7,550
        2,100  Golden West Financial Corp                                    181,167
        3,300  Greater Bay Bancorp                                            67,881
        3,900  Greenpoint Financial Corp                                     132,132

              See accompanying notes to the financial statements.              3

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        5,500  Hartford Financial Services Group Inc                         292,710
        1,800  Hudson City Bancorp Inc                                        52,092
       24,880  J.P. Morgan Chase & Co                                        851,394
        1,900  John Hancock Financial Services                                58,007
       12,600  KeyCorp                                                       343,098
        2,300  Lehman Brothers Holdings Inc                                  151,179
        3,900  Lincoln National Corp                                         138,138
       10,600  Loews Corp                                                    436,296
          700  M&T Bank Corp                                                  58,968
        2,000  MBIA Inc                                                      112,920
        8,800  MBNA Corp                                                     205,392
        3,300  MetLife Inc                                                    93,786
        5,100  MGIC Investment Corp                                          287,487
        1,200  Mony Group Inc                                                 33,648
       10,500  Morgan Stanley                                                512,295
        8,700  National City Corp                                            275,616
        1,600  National Processing Inc*                                       33,088
        3,800  Nationwide Financial Services, Class A                        112,100
        4,400  Old Republic International Corp                               147,796
        1,000  Pacific Capital Bancorp                                        33,040
        5,800  PMI Group Inc                                                 205,204
        6,800  PNC Financial Services Group                                  323,680
        1,500  Popular Inc                                                    56,520
        2,400  Prologis Trust                                                 67,656
        3,200  Provident Financial Group                                      85,472
       16,100  Providian Financial Corp*                                     165,025
        4,800  Radian Group Inc                                              228,432
        5,800  Regions Financial Corp                                        204,508
        2,600  Ryder System Inc                                               78,078
        2,000  Safeco Corp                                                    72,120
        2,400  Silicon Valley Bancshares*                                     56,448
          800  Simon Property Group Inc, REIT                                 34,168
        3,100  Southtrust Corp                                                89,869
        2,800  Southwest Bancorp of Texas Inc                                103,488
        5,600  Sovereign Bancorp Inc                                         110,208
          500  Student Loan Group                                             61,480
        1,000  Suntrust Banks Inc                                             61,130
        4,700  Torchmark Corp                                                189,692
       10,600  Travelers Property Casualty Corp, Class A                     163,134
        2,000  Union Planters Corp                                            63,800

4             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        3,100  UnionBanCal Corp                                              145,545
       16,600  Unumprovident Corp                                            234,060
        1,100  W Holding Co Inc                                               19,404
        7,500  Wachovia Corp                                                 316,125
       10,700  Washington Mutual Inc                                         417,086
        9,100  Wells Fargo & Co                                              456,274
                                                                        ------------
                                                                          17,703,715
                                                                        ------------
               HEALTH CARE -- 9.7%
        1,300  AdvancePCS*                                                    52,234
        2,100  Aetna Inc                                                     119,700
        1,100  Becton Dickinson & Co                                          40,194
       35,900  Bristol Myers Squibb Co                                       910,783
        1,300  Genzyme Corp - General Division*                               61,295
        6,000  Health Net Inc*                                               190,980
        1,100  ICOS Corp*                                                     42,834
        1,700  Invitrogen Corp*                                               98,039
        4,112  Medco Health Solutions Inc*                                   109,790
       34,100  Merck & Co Inc                                              1,715,912
        1,800  Mylan Laboratories Inc                                         65,520
       71,700  Pfizer Inc                                                  2,145,264
       33,600  Schering Plough Corp                                          510,384
        2,400  Steris Corp*                                                   56,208
        3,000  Watson Pharmaceutical Inc*                                    123,300
        4,400  WebMD Corp*                                                    45,320
                                                                        ------------
                                                                           6,287,757
                                                                        ------------
               INTEGRATED OILS -- 3.9%
        2,300  Amerada Hess Corp                                             108,445
       23,309  ConocoPhillips                                              1,301,575
       15,700  Exxon Mobil Corp                                              591,890
       14,300  Marathon Oil Corp                                             398,827
        3,600  Occidental Petroleum Corp                                     123,588
                                                                        ------------
                                                                           2,524,325
                                                                        ------------
               MATERIALS & PROCESSING -- 2.5%
        4,400  Allegheny Technologies Inc                                     32,780
        1,100  AptarGroup Inc                                                 43,076
        3,300  Ashland Inc                                                   109,098

              See accompanying notes to the financial statements.              5

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        1,700  Dow Chemical Co                                                58,701
        2,400  Du Pont (E.I.) De Nemours                                     107,376
        3,000  Engelhard Corp                                                 84,210
          600  Great Lakes Chemical Corp                                      12,714
       12,000  Hercules Inc*                                                 134,400
       10,200  IMC Global Inc                                                 79,866
        3,600  Lafarge Corp                                                  123,264
        2,400  Lubrizol Corp                                                  81,600
        3,000  Lyondell Chemical Co                                           42,900
        2,300  Monsanto Co                                                    59,133
        8,100  Owens Illinois Inc*                                            92,745
        1,100  Precision Castparts Corp                                       38,940
        2,700  RPM Inc                                                        36,828
        2,200  Sealed Air Corp*                                              107,052
        2,500  Sonoco Products Co                                             56,925
       13,500  United States Steel Corp                                      248,535
        1,400  Valspar Corp                                                   65,058
                                                                        ------------
                                                                           1,615,201
                                                                        ------------
               OTHER -- 1.6%
        5,300  Brunswick Corp                                                142,994
          800  Carlisle Cos Inc                                               36,392
        2,400  FMC Corp*                                                      59,736
       14,800  Honeywell International Inc                                   429,052
        1,400  Johnson Controls Inc                                          138,600
          600  Lancaster Colony Corp                                          23,862
        3,200  Textron Inc                                                   144,000
        2,600  Tyco International Ltd                                         53,508
                                                                        ------------
                                                                           1,028,144
                                                                        ------------
               OTHER ENERGY -- 2.2%
        2,025  Apache Corp                                                   139,684
        2,300  Arch Coal Inc                                                  52,785
        3,300  Burlington Resources Inc                                      159,786
        9,000  Calpine Corp*                                                  50,760
       12,500  Chesapeake Energy Corp                                        135,500
           40  Cross Timbers Royalty Trust                                       898
        1,600  Devon Energy Corp                                              82,800
       10,300  Halliburton Co                                                249,054

6             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OTHER ENERGY -- CONTINUED
          500  Helmerich & Payne Inc                                          14,625
          500  National-Oilwell Inc*                                           9,790
          900  Patina Oil & Gas Corp                                          33,345
        2,000  Peabody Energy Corp                                            63,300
        2,100  Pogo Producing Co                                              96,516
        5,600  Transocean Inc*                                               118,272
        2,200  Valero Energy Corp                                             86,680
          600  Westport Resources Corp*                                       14,280
        5,433  XTO Energy Inc                                                114,039
                                                                        ------------
                                                                           1,422,114
                                                                        ------------
               PRODUCER DURABLES -- 5.0%
        6,100  American Power Conversion Corp                                109,312
       11,800  Boeing Co                                                     441,202
        3,800  Centex Corp                                                   286,596
        2,400  Cooper Industries Ltd, Class A                                122,136
        3,200  Crane Co                                                       81,888
        7,600  Crown Castle International Corp*                               81,700
        2,500  Cummins Inc                                                   124,600
        8,100  DR Horton Inc                                                 252,072
        5,000  Goodrich Co                                                   130,150
        1,800  Hubbell Inc, Class B                                           71,928
        3,400  KB HOME                                                       194,548
        3,200  Lennar Corp                                                   215,200
        1,700  MDC Holdings Inc                                               86,853
        1,600  Northrop Grumman Corp                                         152,768
        4,000  Pulte Homes Inc                                               266,240
        1,000  Ryland Group Inc                                               67,160
        2,600  Steelcase Inc                                                  30,784
        4,100  Thomas & Betts Corp*                                           70,028
        5,800  Toll Brothers Inc*                                            172,376
       28,300  Xerox Corp*                                                   305,074
                                                                        ------------
                                                                           3,262,615
                                                                        ------------
               TECHNOLOGY -- 9.1%
       19,800  3 Com Corp*                                                   112,853
        4,900  Adaptec Inc*                                                   35,819
        7,400  Arrow Electronics Inc*                                        152,736
        2,300  AVX Corp                                                       32,154

              See accompanying notes to the financial statements.              7

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        6,900  BMC Software Inc*                                             101,292
        9,300  Ceridian Corp*                                                180,792
        5,800  Cisco Systems Inc*                                            111,070
        2,300  Citrix Systems Inc*                                            47,357
       28,900  Computer Associates International Inc                         740,707
        9,400  Comverse Technology Inc*                                      155,006
       39,200  Corning Inc*                                                  323,400
        5,900  Cree Inc*                                                      93,338
       13,700  Electronic Data Systems Corp                                  299,071
       20,500  EMC Corp*                                                     261,375
        5,500  Foundry Networks Inc*                                         106,975
       46,887  Hewlett-Packard Co                                            933,989
        9,100  IBM Corp                                                      746,291
        8,900  Ingram Micro Inc, Class A*                                    125,935
        6,900  Juniper Networks Inc*                                         118,818
        3,700  Keane Inc*                                                     54,501
        2,300  Macromedia Inc*                                                54,832
       54,100  Oracle Corp*                                                  691,398
        2,200  PerkinElmer Inc                                                36,388
        2,400  Perot Systems Corp*                                            24,624
          400  Reynolds & Reynolds Inc                                        11,620
        5,200  Rockwell Automation                                           141,544
        3,300  Symbol Technologies Inc                                        44,682
       15,700  Tellabs Inc*                                                  102,521
        4,800  Vishay Intertechnology Inc*                                    79,056
                                                                        ------------
                                                                           5,920,144
                                                                        ------------
               UTILITIES -- 13.8%
       16,600  AES Corp*                                                     107,568
        2,300  Alliant Energy Corp                                            48,139
        2,000  Alltel Corp                                                    91,600
        1,100  Ameren Corp                                                    46,750
        8,100  American Electric Power Co Inc                                229,311
       33,691  AT&T Corp                                                     751,309
       35,700  AT&T Wireless Services Inc*                                   307,734
       21,200  Bellsouth Corp                                                534,240
        4,400  Cablevision Systems Corp, Class A*                             88,660
       12,700  Centerpoint Energy Inc                                        107,823
       11,100  Citizens Communications Co*                                   126,540
        8,200  CMS Energy Corp                                                54,701

8             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        4,490  Comcast Corp, Class A*                                        133,578
       13,300  Comcast Corp, Special Class A*                                377,188
        2,600  Consolidated Edison Inc                                       102,778
        3,500  Constellation Energy Group Inc                                127,365
        6,900  Cox Communications Inc, Class A*                              225,768
        2,300  DQE Inc                                                        33,925
        1,800  DTE Energy Co                                                  62,838
       11,700  Duke Energy Co                                                199,836
       10,100  Edison International*                                         190,486
        2,100  Energen Corp                                                   74,928
        2,600  Energy East Corp                                               56,134
        1,700  Exelon Corp                                                   100,130
        1,900  FPL Group Inc                                                 117,534
        2,600  Great Plains Energy Inc                                        75,296
        1,600  Kinder Morgan Inc                                              85,200
        1,300  Nicor Inc                                                      44,187
        1,900  OGE Energy Corp                                                41,287
       24,700  PG & E Corp*                                                  547,599
        2,800  Pinnacle West Capital Corp                                     96,040
        6,200  PPL Corp                                                      245,954
        6,400  Public Service Enterprise Group Inc                           270,976
        3,300  Puget Energy Inc                                               71,940
        2,600  Questar Corp                                                   83,408
        6,800  Qwest Communications International Inc*                        30,260
       45,753  SBC Communications Inc                                      1,028,985
        8,600  Sempra Energy                                                 255,850
        3,200  Southern Co                                                    90,816
       46,000  Sprint Corp (Fon Group)                                       679,420
        6,800  Teco Energy Inc                                                80,444
        4,400  TXU Corp                                                       96,800
        2,200  UGI Corp                                                       67,210
       13,852  Verizon Communications Inc                                    489,253
        2,000  Wisconsin Energy Corp                                          58,280
       11,500  Xcel Energy Inc                                               168,475
                                                                        ------------
                                                                           8,904,543
                                                                        ------------

               TOTAL COMMON STOCKS (COST $59,519,507)                     62,073,074
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.0%
               TECHNOLOGY -- 0.0%
          800  Seagate Technology Inc Rights(a)                                    8
                                                                        ------------
               TOTAL RIGHTS AND WARRANTS (COST $0)                                 8
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 8.0%
               CASH EQUIVALENTS -- 4.0%
      607,980  Dreyfus Money Market Fund(b)                                  607,980
$   1,421,638  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(b)                                     1,421,638
      586,426  Merrimac Money Market Fund(b)                                 586,426
                                                                        ------------
                                                                           2,616,044
                                                                        ------------
               U.S. GOVERNMENT -- 0.2%
$     100,000  U.S. Treasury Bill, 0.93%, due 10/23/03(c)                     99,828
                                                                        ------------
               REPURCHASE AGREEMENTS -- 3.8%
$   2,442,965  Citigroup Global Markets Repurchase Agreement, dated
               8/29/03, due
               9/2/03, with a maturity value of $2,443,155 and an
               effective yield of 0.70%,
               collaterized by a U.S. Treasury Bill with a rate of
               1.175%, maturity date
               of 9/25/03 and a market value of $2,494,876.                2,442,965
                                                                        ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $5,158,837)              5,158,837
                                                                        ------------
               TOTAL INVESTMENTS -- 103.9%
               (Cost $64,678,344)                                         67,231,919

               Other Assets and Liabilities (net) -- (3.9%)               (2,516,869)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 64,715,050
                                                                        ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

 *    Non-income producing security.
 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
 (b)  Represents investment of security lending collateral (Note 1).
 (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

10            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,514,862 (cost $64,678,344) (Note 1)                    $67,231,919
   Dividends and interest receivable                              120,927
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                21,125
   Receivable for expenses reimbursed by Manager (Note 2)           7,967
                                                              -----------

      Total assets                                             67,381,938
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            2,616,044
   Payable to affiliate for (Note 2):
      Management fee                                               17,370
      Shareholder service fee                                       7,895
   Accrued expenses                                                25,579
                                                              -----------

      Total liabilities                                         2,666,888
                                                              -----------
NET ASSETS                                                    $64,715,050
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $65,473,252
   Accumulated undistributed net investment income                178,805
   Accumulated net realized loss                               (3,539,351)
   Net unrealized appreciation                                  2,602,344
                                                              -----------
                                                              $64,715,050
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $64,715,050
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    6,749,052
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.59
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $62)                $   751,178
   Interest (including securities lending income of $2,015)         5,835
                                                              -----------

      Total income                                                757,013
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        104,226
   Audit fees                                                      20,240
   Custodian and transfer agent fees                               15,608
   Registration fees                                                1,840
   Legal fees                                                       1,380
   Trustees fees and related expenses (Note 2)                        771
   Miscellaneous                                                      552
   Fees reimbursed by Manager (Note 2)                            (39,620)
                                                              -----------
                                                                  104,997
   Shareholder service fee (Note 2) - Class III                    47,376
                                                              -----------
      Net expenses                                                152,373
                                                              -----------

            Net investment income                                 604,640
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (1,756,628)
      Closed futures contracts                                     59,481
                                                              -----------

         Net realized loss                                     (1,697,147)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              13,427,252
      Open futures contracts                                       35,700
                                                              -----------

         Net unrealized gain                                   13,462,952
                                                              -----------

      Net realized and unrealized gain                         11,765,805
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $12,370,445
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   604,640       $    808,311
   Net realized loss                                        (1,697,147)          (546,050)
   Change in net unrealized appreciation (depreciation)     13,462,952        (11,858,189)
                                                           -----------       ------------

   Net increase (decrease) in net assets from
    operations                                              12,370,445        (11,595,928)
                                                           -----------       ------------

Distributions to shareholders from:
   Net investment income
      Class III                                               (597,276)          (856,517)
                                                           -----------       ------------
      Total distributions from net investment income          (597,276)          (856,517)
                                                           -----------       ------------
   Net realized gains
      Class III                                                     --         (1,978,445)
                                                           -----------       ------------
      Total distributions from net realized gains                   --         (1,978,445)
                                                           -----------       ------------
                                                              (597,276)        (2,834,962)
                                                           -----------       ------------
   Net share transactions (Note 5):
      Class III                                             (8,981,290)       (21,268,403)
                                                           -----------       ------------
   Decrease in net assets resulting from net share
    transactions                                            (8,981,290)       (21,268,403)
                                                           -----------       ------------

      Total increase (decrease) in net assets                2,791,879        (35,699,293)
NET ASSETS:
   Beginning of period                                      61,923,171         97,622,464
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $178,805 and $171,441,
    respectively)                                          $64,715,050       $ 61,923,171
                                                           ===========       ============

              See accompanying notes to the financial statements.             13

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001        2000*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.05         $ 10.73      $ 10.84      $  8.79     $ 10.00
                                              -------         -------      -------      -------     -------

Income from investment operations:
   Net investment income                         0.09+           0.15+        0.18+        0.20        0.11+
   Net realized and unrealized gain
     (loss)                                      1.54           (2.36)        0.05         2.06       (1.24)
                                              -------         -------      -------      -------     -------

      Total from investment operations           1.63           (2.21)        0.23         2.26       (1.13)
                                              -------         -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.09)          (0.15)       (0.20)       (0.14)      (0.08)
   From net realized gains                         --           (0.32)       (0.14)       (0.07)         --
                                              -------         -------      -------      -------     -------

      Total distributions                       (0.09)          (0.47)       (0.34)       (0.21)      (0.08)
                                              -------         -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.59         $  8.05      $ 10.73      $ 10.84     $  8.79
                                              =======         =======      =======      =======     =======
TOTAL RETURN(a)                                 20.31%++       (21.05)%       2.16%       26.00%     (11.36)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $64,715         $61,923      $97,622      $50,864     $38,650
   Net expenses to average daily net
     assets                                      0.48%**         0.48%        0.48%        0.48%       0.48%**
   Net investment income to average
     daily net assets                            1.91%**         1.56%        1.67%        2.04%       1.94%**
   Portfolio turnover rate                         39%++          114%          61%          89%         26%++
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.13%**         0.15%        0.09%        0.17%       0.25%**

 (a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
 * Period from August 2, 1999 (commencement of operations) through February 29, 2000.
 **   Annualized
 +    Computed using average shares outstanding throughout the period.
 ++   Not Annualized.

14            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, the Fund had no open swap contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $2,514,862 collateralized by cash in the amount of $2,616,044 which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      The Fund elected to defer to March 1, 2003 post-October losses of $613,338.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $587. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $23,609,602 and $33,499,704, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $65,737,182       $4,128,800       $(2,634,063)      $1,494,737

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 91.5% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     1,032,892  $  9,627,057   3,468,670  $ 30,846,300
         Shares issued to shareholders
           in reinvestment of distributions                 39,319       350,123     213,208     2,062,934
         Shares repurchased                             (2,015,915)  (18,958,470) (5,090,081)  (54,177,637)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                     (943,704) $ (8,981,290) (1,408,203) $(21,268,403)
                                                        ==========  ============  ==========  ============

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

         Number of                                           Contract     Net Unrealized
         Contracts        Type          Expiration Date        Value       Appreciation
         ---------  ----------------  -------------------  -------------  --------------

           Buys
               7    S&P 500           September 2003        $1,763,475       $48,769

      At August 31, 2003 the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 98.5%
               ASSET-BACKED SECURITIES -- 77.6%
               AIRLINES -- 1.9%
   32,600,000  Aircraft Finance Trust Series 99-1A Class A1,
                 Variable Rate, 1 mo. LIBOR + .48%, 1.59%,
                 due 05/15/24                                               22,820,000
                                                                        --------------
               AUTOMOTIVE -- 4.0%
   15,000,000  Capital Auto Receivables Asset Trust (GMAC) Series 03-1
                 Class A3A, 2.75%, due 04/16/07                             15,046,875
   14,500,000  Ford Credit Auto Owner Trust Series 03-A Class A4A,
                 2.70%, due 06/15/07                                        14,515,257
   20,000,000  Volkswagen Credit Auto Master Trust Series 00-1 Class
                 A,
                 Variable Rate, 1 mo. LIBOR + .16%, 1.27%,
                 due 08/20/07                                               20,018,000
                                                                        --------------
                                                                            49,580,132
                                                                        --------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.3%
   16,110,831  Morgan Stanley Dean Witter Capital I Series 03-TOP9
                 Class A1, 3.98%, due 11/13/36                              15,798,684
                                                                        --------------
               CREDIT CARDS -- 17.3%
   15,000,000  American Express Credit Account Master Trust Series
                 01-6 Class A, Variable Rate, 1 mo. LIBOR + .12%,
                 1.23%, due 12/15/08                                        15,025,781
   15,000,000  American Express Credit Account Master Trust Series
                 02-6 Class A, Variable Rate, 1 mo. LIBOR + .14%,
                 1.25%, due 03/15/10                                        15,023,437
   16,000,000  Bank One Issuance Trust Series 02-A5 Class A5,
                 Variable Rate, 1 mo. LIBOR + .12%, 1.23%,
                 due 06/15/10                                               16,017,500
   20,000,000  Capital One Master Trust Series 00-4 Class A,
                 Variable Rate, 1 mo. LIBOR + .14%, 1.25%,
                 due 08/15/08                                               19,974,000
   20,000,000  Chase Credit Card Master Trust Series 01-6 Class A,
                 Variable Rate, 1 mo. LIBOR + .13%, 1.24%,
                 due 03/16/09                                               20,031,800
   15,650,000  Chase Credit Card Master Trust Series 02-1 Class A,
                 Variable Rate, 1 mo. LIBOR + .10%, 1.21%,
                 due 06/15/09                                               15,655,502
   18,400,000  Discover Card Master Trust I Series 00-5 Class A,
                 Variable Rate, 1 mo. LIBOR + .18%, 1.29%,
                 due 11/15/07                                               18,449,594
   10,000,000  Discover Card Master Trust I Series 02-3 Class A,
                 Variable Rate, 1 mo. LIBOR + .11%, 1.22%,
                 due 11/17/09                                               10,007,812
   20,000,000  Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%,
                 3.74%, due 02/27/08                                        31,413,555
   20,000,000  Gracechurch Card Funding Plc Series 2 Class A, 1 mo.
                 LIBOR + .12%, 1.23%, due 10/15/09                          20,008,594

              See accompanying notes to the financial statements.              1

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CREDIT CARDS -- CONTINUED
   22,000,000  MBNA Master Credit Card Trust Series 03-A3 Class A3,
                 Variable Rate, 1 mo. LIBOR + .12%, 1.23%,
                 due 08/16/10(a)                                            21,931,250
    8,000,000  Neiman Marcus Group Credit Card Master Trust Series
                 00-1 Class A, 144A, Variable Rate, 1 mo. LIBOR +
                 .27%, 1.38%, due 04/15/08                                   8,007,200
                                                                        --------------
                                                                           211,546,025
                                                                        --------------
               HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 5.4%
   22,338,462  Great Point CBO Ltd Series 98-1A Class A1, 144A,
                 Variable Rate, 6 mo. LIBOR + .30%, 1.56%,
                 due 10/15/10                                               21,655,575
    8,000,000  Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up,
                 6.26%, due 10/30/09                                         7,974,800
   21,054,770  Northstar CBO Ltd Series 97-2 Class A2, 144A,
                 Variable Rate, Step Up, 6.62%, due 07/15/09                17,896,554
    2,905,235  Pacific Life CBO Series 98-1A Class A2A, 144A, Step Up,
                 6.56%, due 02/15/10                                         2,899,976
   14,800,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                 Step Up, 6.33%, due 09/15/09                               15,176,512
                                                                        --------------
                                                                            65,603,417
                                                                        --------------
               HOME EQUITY -- 1.2%
   15,000,000  CIT Group Home Equity Loan Trust Series 03-1 Class A3,
                 2.79%, due 03/20/29                                        14,878,125
                                                                        --------------
               INSURED AUTO -- 3.0%
   25,000,000  Aesop Funding II LLC Series 03-2A Class A1, MBIA,
                 2.74%, due 06/20/07                                        25,250,000
   10,905,047  Americredit Automobile Receivables Trust Series 00-B
                 Class A4,
                 Variable Rate, 1 mo. LIBOR + .20%, 1.31%,
                 due 04/05/07                                               10,898,231
                                                                        --------------
                                                                            36,148,231
                                                                        --------------
               INSURED BANKING -- 1.0%
   11,750,000  Banco Santander Series MBIA, 6.50%, due 11/01/05             12,548,365
                                                                        --------------
               INSURED CREDIT CARDS -- 1.3%
   16,000,000  Providian Gateway Master Trust Series 00-C Class A,
                 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 1.33%,
                 due 03/15/07                                               16,000,000
                                                                        --------------
               INSURED EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 3.1%
   20,268,892  Anfield Road I Ltd. Series 1 Class A, CapMAC, PTE,
                 Variable Rate, 6 mo. LIBOR + .25%, 1.38%,
                 due 11/06/06                                               19,748,184

2             See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               INSURED EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- CONTINUED
    4,606,819  Augusta Funding Ltd Series 97-B Class A, MBIA,
                 Variable Rate, 6 mo. LIBOR + .19%, 1.46%,
                 due 04/10/10                                                4,595,302
   13,412,052  Starvest Emerging Markets CBO-I Series 1A, Class A,
                 Variable Rate, 6 mo. LIBOR + .19%,, 1.53%,
                 due 07/30/11                                               13,092,577
                                                                        --------------
                                                                            37,436,063
                                                                        --------------
               INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 8.2%
    1,969,205  Augusta Funding Ltd Series 10A Class A-1 144A, CapMAC,
                 6.65%, due 06/30/04                                         1,998,743
    3,160,660  Cigna CBO Ltd Series 96-1 Class A2, 144A, Step Up,
                 6.46%, due 11/15/08                                         3,204,119
    7,684,403  Clydesdale CBO I Ltd Series 1A Class A2, 6.83%,
                 due 03/25/11                                                7,780,458
    6,384,287  DLJ CBO Ltd Series 1A Class A2, 144A, , 6.68%,
                 due 04/15/11                                                6,384,287
    8,449,594  FC CBO Series 03 - 1AW Class A1, 144A,
                 Variable Rate, 1 mo. LIBOR + .38%, 1.70%,
                 due 06/03/09                                                8,419,767
    9,482,500  GSC Partners CDO Fund Ltd Series 1A Class A, 144A,
                 Variable Rate, 6 mo. LIBOR + .40%, 1.66%,
                 due 05/09/12                                                9,435,087
   23,000,000  GSC Partners CDO Fund Ltd Series 2A Class A, 144A,
                 Variable Rate, 6 mo. LIBOR + .52%, 1.74%,
                 due 05/22/13                                               22,971,250
   19,803,927  Northstar CBO Ltd Series 97-2I Class A2, 144A,
                 Variable Rate, Step Up, 4.12%, due 07/15/09                19,754,417
   21,071,000  Spirit CBO Series 03-4AW Class A,
                 Variable Rate, 6 mo. LIBOR + .50%, 1.68%,
                 due 05/23/11                                               21,071,000
                                                                        --------------
                                                                           101,019,128
                                                                        --------------
               INSURED HOME EQUITY -- 4.0%
    8,350,428  Residential Funding Mortgage Securities Series 03-HS1
                 AII,
                 Variable Rate, 1 mo. LIBOR + .29%, 1.40%,
                 due 01/25/33                                                8,353,768
   21,000,000  Wachovia Asset Securization Inc Series 02-HE1 Class A,
                 Variable Rate, 1 mo. LIBOR + .37%, 1.48%,
                 due 09/27/32                                               21,019,914
   19,947,610  Wachovia Asset Securization Inc Series 03-HE1 Class A1,
                 FGIC,
                 Variable Rate, 1 mo. LIBOR + .29%, 1.40%,
                 due 03/25/33                                               19,950,500
                                                                        --------------
                                                                            49,324,182
                                                                        --------------
               INSURED INSURANCE PREMIUMS -- 3.5%
   29,200,000  Meridian Funding Co LLC, MBIA, 144A,
                 Variable Rate, 1 mo. LIBOR + .38%, 1.49%,
                 due 06/22/11                                               29,152,404
   12,000,000  PFS Financing Corp Series 01-FA Class A, MBIA, 144A,
                 Variable Rate, 1 mo. LIBOR + .33%, 1.44%,
                 due 06/15/08                                               11,925,000

              See accompanying notes to the financial statements.              3

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               INSURED INSURANCE PREMIUMS -- CONTINUED
    2,266,664  Polaris Funding Company Series EMTN,
                 Variable Rate, 1 mo. LIBOR + .45%, 1.57%,
                 due 01/07/05                                                2,263,831
                                                                        --------------
                                                                            43,341,235
                                                                        --------------
               INSURED OIL RECEIVABLES -- 2.5%
   28,650,000  Pemex Finance Ltd, AMBAC, 6.30%, due 05/15/10                30,798,750
                                                                        --------------
               INSURED PERPETUAL LOAN COLLATERALIZED DEBT OBLIGATIONS -- 2.2%
   28,000,000  Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC,
                 Variable Rate, 3 mo. LIBOR + .25%, 1.35%,
                 due 06/30/17                                               27,160,000
                                                                        --------------
               INSURED RESIDENTIAL MORTGAGE-BACKED SECURITIES -- 3.4%
   13,500,000  RMAC Series 03-NS1A Class A2A, 144A,
                 Variable Rate, 3 mo. GBP LIBOR + .45%, 1.63%,
                 due 06/12/35                                               21,364,302
   13,000,000  RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                 Variable Rate, 3 mo. GBP LIBOR + .40%, 4.04%,
                 due 09/12/35                                               20,562,750
                                                                        --------------
                                                                            41,927,052
                                                                        --------------
               RATE REDUCTION BONDS -- 2.7%
   26,913,600  California Infrastructure PG&E Series 97-1 Class A7,
                 6.42%, due 09/25/08                                        28,692,421
    4,773,286  California Infrastructure SCE Series 97-1 Class A5,
                 6.28%, due 09/25/05                                         4,787,083
                                                                        --------------
                                                                            33,479,504
                                                                        --------------
               RESIDENTIAL MORTGAGED-BACKED SECURITIES -- 4.9%
   20,610,808  Interstar Millennium Trust Series 02-1G Class A2,
                 Variable Rate, 3 mo. LIBOR + .18%, 1.29%,
                 due 07/07/34                                               20,564,111
   21,500,000  Interstar Millennium Trust Series 03-3G Class A2,
                 Variable Rate, 3 mo. LIBOR + .25%, 1.36%,
                 due 09/25/35                                               21,500,000
   17,937,254  Medallion Trust Series 03-1G Class A,
                 Variable Rate, 3 mo. LIBOR + .19%, 1.22%,
                 due 12/21/33                                               17,946,761
                                                                        --------------
                                                                            60,010,872
                                                                        --------------
               SMALL BUSINESS LOANS -- 0.8%
    9,599,637  The Money Store Business Loan Backed Trust Series 99-1
                 Class AN, Variable Rate, 1 mo. LIBOR + .50%, 1.61%,
                 due 09/15/17                                                9,545,909
                                                                        --------------

              See accompanying notes to the financial statements.
4

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               STUDENT LOANS -- 4.1%
    2,066,997  Banc One Student Loan Trust Series 94-A Class A2,
                 Variable Rate, 1 mo. LIBOR + .30%, 1.41%,
                 due 10/25/16                                                2,069,024
    9,600,000  Keycorp Student Loan Trust Series 94-B Certificates,
                 Variable Rate, 1 mo. LIBOR + .73%, 1.84%,
                 due 11/25/21                                                9,588,480
    8,000,000  Keycorp Student Loan Trust Series 95-A Class B,
                 Variable Rate, 1 mo. LIBOR + .75%, 1.86%,
                 due 10/27/21                                                7,992,800
    4,772,800  SMS Student Loan Trust Series 94-A Certificates,
                 Variable Rate, 1 mo. LIBOR + .70%, 1.80%,
                 due 07/26/21                                                4,784,255
    4,205,600  SMS Student Loan Trust Series 94-B Certificates,
                 Variable Rate, 1 mo. LIBOR + .75%, 1.86%,
                 due 10/25/23                                                4,212,329
    1,310,098  SMS Student Loan Trust Series 94-B Class A2,
                 Variable Rate, 1 mo. LIBOR + .30%, 1.41%,
                 due 04/25/16                                                1,312,588
    3,945,600  SMS Student Loan Trust Series 95-A Certificates,
                 Variable Rate, 1 mo. LIBOR + .65%, 1.76%,
                 due 04/25/25                                                3,951,518
   12,977,619  SMS Student Loan Trust Series 97-A Class A,
                 Variable Rate, 3 mo. T-Bill + .60%, 1.60%,
                 due 10/27/25                                               12,965,939
    2,802,762  Student Loan Marketing Association Series 96-4 Class
                 A2,
                 Variable Rate, 3 mo. U.S. Treasury Bill + .64%,
                 1.65%, due 07/25/09                                         2,788,748
                                                                        --------------
                                                                            49,665,681
                                                                        --------------
               TRANSPORTATION -- 1.8%
   20,500,000  Westralia Airports Corp, 144A, 6.48%, due 04/01/10           22,531,550
                                                                        --------------

               Total Asset-Backed Securities                               951,162,905
                                                                        --------------
               CORPORATE DEBT -- 2.2%
   10,415,513  Continental Airlines Series 99-1A, 6.55%, due 02/02/19        9,686,427
   16,000,000  General Motors Acceptance Corp, 7.50%, due 07/15/05          17,024,480
                                                                        --------------
                                                                            26,710,907
                                                                        --------------
               U.S. GOVERNMENT -- 10.1%
    2,273,920  U.S. Treasury Inflation Indexed Note, 3.63%,
                 due 01/15/08                                                2,503,089
  120,000,000  U.S. Treasury Note, 2.00%, due 11/30/04(b)                  120,787,500
                                                                        --------------
                                                                           123,290,589
                                                                        --------------
               U.S. GOVERNMENT AGENCY -- 8.6%
    1,050,000  Agency for International Development Floater (Support
                 of Belize), Variable Rate, 6 mo. U.S. Treasury
                 Bill + .50%, 1.55%, due 01/01/14                            1,032,938
    3,960,625  Agency for International Development Floater (Support
                 of C.A.B.E.I.),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                 1.46%, due 10/01/12                                         3,881,413

              See accompanying notes to the financial statements.              5

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY -- CONTINUED
    1,702,619  Agency for International Development Floater (Support
                 of Honduras),
                 Variable Rate, 3 mo. U.S. Treasury Bill x 117%,
                 1.06%, due 10/01/11                                         1,689,849
   15,000,000  Agency for International Development Floater (Support
                 of India),
                 Variable Rate, 3 mo. LIBOR + .10%, 1.21%,
                 due 02/01/27                                               14,775,000
    5,030,935  Agency for International Development Floater (Support
                 of Jamaica),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .75%,
                 1.81%, due 03/30/19                                         5,005,781
   20,000,000  Agency for International Development Floater (Support
                 of Morocco), Variable Rate, 6 mo. LIBOR - .015%,
                 1.18%, due 02/01/25                                        19,500,000
   15,000,000  Agency for International Development Floater (Support
                 of Morocco),
                 Variable Rate, 6 mo. LIBOR + .15%, 1.35%,
                 due 10/29/26                                               14,981,250
    1,288,921  Agency for International Development Floater (Support
                 of Morocco),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .45%,
                 1.51%, due 11/15/14                                         1,266,364
      625,895  Agency for International Development Floater (Support
                 of Peru), Series A, Variable Rate, 6 mo. U.S.
                 Treasury Bill + .35, 1.41%, due 05/01/14                      622,766
    1,776,730  Agency for International Development Floater (Support
                 of Peru), Series A, Variable Rate, 6 mo. U.S.
                 Treasury Bill + .35%, 1.41%, due 05/01/14                   1,767,847
   21,875,000  Agency for International Development Floater (Support
                 of Portugal),
                 Variable Rate, 6 mo. LIBOR, 1.12%, due 01/01/21            21,792,969
   14,100,000  Agency for International Development Floater (Support
                 of Tunisia), Variable Rate, 6 mo. LIBOR, 1.19%,
                 due 07/01/23                                               13,835,625
    1,416,667  Agency for International Development Floater (Support
                 of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                 x 115%, 1.06%, due 01/01/12                                 1,397,188
    2,700,000  Federal Home Loan Bank,
                 Variable Rate, 3 mo. LIBOR + .25%, 1.55%,
                 due 11/05/03                                                2,696,625
    1,392,472  Small Business Administration Series 95-10C Class 1,
                 6.88%, due 09/01/05                                         1,475,762
                                                                        --------------
                                                                           105,721,377
                                                                        --------------

               TOTAL DEBT OBLIGATIONS (COST $1,211,695,798)              1,206,885,778
                                                                        --------------

              See accompanying notes to the financial statements.
6

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 4.0%
               CASH EQUIVALENTS -- 4.0%
    3,346,625  Dreyfus Money Market Fund(c)                                  3,346,625
$   7,825,398  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.05%, due 9/29/03(c)                                       7,825,398
   38,507,930  Merrimac Cash Fund(c)                                        38,507,930
                                                                        --------------
                                                                            49,679,953
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $49,679,953)              49,679,953
                                                                        --------------
               TOTAL INVESTMENTS -- 102.5%
               (Cost $1,261,375,751)                                     1,256,565,731

               Other Assets and Liabilities (net) -- (2.5%)                (31,040,696)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $1,225,525,035
                                                                        ==============
               NOTES TO THE SCHEDULE OF INVESTMENTS:

 144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

 AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

 CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation

 CBO - Collateralized Bond Obligation

 CDO - Collateralized Debt Obligation

 EMTN - Euromarket Medium Term Note

 FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation

 GBP - British Pound

 MBIA - Insured as to the payment of principal and interest by MBIA Insurance
 Corp

 (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

 (b) All or a portion of this security is held as collateral for open swap contracts (Note 6).

 (c) All or a portion of this security represents investment of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              7

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $12,600,000 (cost $1,261,375,751) (Note 1)                $1,256,565,731
   Foreign currency, at value (cost $298,305) (Note 1)               300,012
   Receivable for Fund shares sold                                 3,500,000
   Interest receivable                                             3,557,976
   Receivable for closed forward foreign currency contracts
    (Note 1)                                                       3,712,095
   Receivable for expenses reimbursed by Manager (Note 2)             21,948
                                                              --------------

      Total assets                                             1,267,657,762
                                                              --------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)              14,400,000
   Payable for Fund shares repurchased                             3,050,000
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  362,202
   Net payable for open swap contracts (Notes 1 and 6)             9,497,307
   Payable for reverse repurchase agreements (Notes 1 and 6)      14,708,841
   Accrued expenses                                                  114,377
                                                              --------------

      Total liabilities                                           42,132,727
                                                              --------------
NET ASSETS                                                    $1,225,525,035
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,215,760,212
   Accumulated undistributed net investment income                 9,468,674
   Accumulated net realized gain                                   1,562,249
   Net unrealized depreciation                                    (1,266,100)
                                                              --------------
                                                              $1,225,525,035
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $1,225,525,035
                                                              ==============

SHARES OUTSTANDING:
   Class III                                                      48,606,044
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class III                                                  $        25.21
                                                              ==============

8             See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $6,566)   $11,042,748
                                                              -----------

         Total income                                          11,042,748
                                                              -----------
EXPENSES:
   Custodian and transfer agent fees                               72,050
   Legal fees                                                      29,440
   Audit fees                                                      28,888
   Interest expense (Notes 1 and 6)                                15,020
   Trustees fees and related expenses (Note 2)                     13,691
   Miscellaneous                                                    9,660
   Fees reimbursed by Manager (Note 2)                           (133,178)
                                                              -----------
      Net expenses                                                 35,571
                                                              -----------

            Net investment income                              11,007,177
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (742,338)
      Closed swap contracts                                       544,495
      Foreign currency, forward contracts and foreign
      currency related transactions                             1,763,995
                                                              -----------

         Net realized gain                                      1,566,152
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (4,916,759)
      Open swap contracts                                       7,180,996
      Foreign currency, forward contracts and foreign
      currency related transactions                            (1,136,220)
                                                              -----------

         Net unrealized gain                                    1,128,017
                                                              -----------

      Net realized and unrealized gain                          2,694,169
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $13,701,346
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             NOVEMBER 26, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   11,007,177       $    6,530,365
   Net realized gain (loss)                                    1,566,152           (1,220,679)
   Change in net unrealized appreciation (depreciation)        1,128,017           (2,394,117)
                                                          --------------       --------------

   Net increase in net assets from operations                 13,701,346            2,915,569
                                                          --------------       --------------

Distributions to shareholders from:
   Net investment income
      Class III                                               (4,642,345)          (2,209,747)
                                                          --------------       --------------
      Total distributions from net investment income          (4,642,345)          (2,209,747)
                                                          --------------       --------------
   Net share transactions (Note 5):
      Class III                                               69,512,345        1,146,247,867
                                                          --------------       --------------
   Increase in net assets resulting from net share
    transactions                                              69,512,345        1,146,247,867
                                                          --------------       --------------

      Total increase in net assets                            78,571,346        1,146,953,689
NET ASSETS:
   Beginning of period                                     1,146,953,689                   --
                                                          --------------       --------------
   End of period (including accumulated undistributed
    net investment income of $9,468,674 and $3,103,842,
    respectively)                                         $1,225,525,035       $1,146,953,689
                                                          ==============       ==============

10            See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             NOVEMBER 26, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    25.01           $    25.00
                                                            ----------           ----------

Income from investment operations:
   Net investment income                                          0.23                 0.15
   Net realized and unrealized gain (loss)                        0.07                (0.09)
                                                            ----------           ----------

      Total from investment operations                            0.30                 0.06
                                                            ----------           ----------

Less distributions to shareholders:
   From net investment income                                    (0.10)               (0.05)
                                                            ----------           ----------

      Total distributions                                        (0.10)               (0.05)
                                                            ----------           ----------
NET ASSET VALUE, END OF PERIOD                              $    25.21           $    25.01
                                                            ==========           ==========
TOTAL RETURN(a)                                                   1.19%+               0.24%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $1,225,525           $1,146,954
   Net operating expenses to average daily net assets             0.01%*               0.00%*
   Interest expense to average daily net assets                   0.00%*(b)               --
   Total net expenses to average daily net assets                 0.01%*               0.00%*
   Net investment income to average daily net assets              1.88%*               2.34%*
   Portfolio turnover rate                                          14%+                 15%+
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                    0.02%*               0.05%*

 (a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
 (b)  Interest expense was less than 0.01%.
 *    Annualized.
 +    Not Annualized.

              See accompanying notes to the financial statements.             11

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Short-Duration Collateral Fund (the "Fund"), which commenced operations on November 26, 2002, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks total return in excess of its benchmark. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark index is the J.P. Morgan U.S. 3-Month Cash Index.

      Shares of the Fund are only offered to other Funds of the Trust and other GMO separately managed accounts.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. At August 31, 2003, the total value of these securities represented 39% of net assets.

      Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At August 31, 2003, the total value of these securities represented 39% of net assets.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2003, the Fund held no open futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. At August 31, 2003, the Fund entered into a reverse repurchase agreement having a market value of $14,708,841, collateralized by a security with a market value of $14,953,125. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2003.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $12,600,000 collateralized by cash in the amount of $14,400,000, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Generally, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend and interest income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees for its services. In addition, effective until at least June 30, 2004, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent Trustees of the Trust (including legal fees), extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $9,643. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $ 50,527,344  $ 30,229,688
         Investments (non-U.S. Government securities)              269,461,996   130,990,010

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,261,379,654     $5,163,984       $(9,977,907)     $(4,813,923)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 75.1% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Two of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                           Period from
                                                                                        November 26, 2002
                                                             Six Months Ended            (commencement of
                                                             August 31, 2003           operations) through
                                                               (Unaudited)             February 28, 2003(a)
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  ----------  --------------
         Shares sold                                     16,275,997  $ 409,505,000  52,023,171  $1,300,562,382
         Shares issued to shareholders in reinvestment
           of distributions                                 184,733      4,642,345      88,709       2,209,747
         Shares repurchased                             (13,706,342)  (344,635,000) (6,260,224)   (156,524,262)
                                                        -----------  -------------  ----------  --------------
         Net increase                                     2,754,388  $  69,512,345  45,851,656  $1,146,247,867
                                                        ===========  =============  ==========  ==============

 (a) The Fund was formed with an initial taxable contribution of securities (including derivative instruments) in-kind, which had a market value of $1,024,462,382 on the date of contribution.

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement                           Units
            Date           Deliver         of Currency      Value     Depreciation
         ----------  --------------------  ------------  -----------  ------------
           Sales
          11/06/03   GBP                    46,500,000   $73,228,632   $(362,202)

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENT

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
         $14,708,841  Barclays Bank, 1.11%, dated 9/16/03, to be repurchased
                      on demand, at face value, plus accrued interest.         $14,708,841
                                                                               ===========

         Average balance outstanding                                           $14,708,841
         Average interest rate                                                       1.11%
         Maximum balance outstanding                                           $14,708,841
         Average shares outstanding                                             46,252,157
         Average balance per share outstanding                                        $.32

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

      SWAP AGREEMENTS

                                                                                           Net Unrealized
             Notional      Expiration                                                       Appreciation
              Amount          Date                        Description                      (Depreciation)
         ----------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS

         100,000,000 USD     1/18/06   Agreement with Goldman Sachs International dated      $  858,826*
                                       1/16/01 to pay the notional amount multiplied by
                                       5.82% and to receive the notional amount
                                       multiplied by the 3 month Floating Rate LIBOR
                                       adjusted by a specified spread.

          50,000,000 USD     1/09/08   Agreement with JP Morgan Chase Bank dated 1/07/03        411,006
                                       to pay the notional amount multiplied by 3.43375%
                                       and to receive the notional amount multiplied by
                                       the 3 month Floating Rate LIBOR adjusted by a
                                       specified spread.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                           Net Unrealized
            Notional       Expiration                                                      Appreciation
             Amount          Date                         Description                      (Depreciation)
         ----------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS -- CONTINUED
          35,000,000 USD     3/04/08   Agreement with JP Morgan Chase Bank dated 2/28/03     $  900,042
                                       to pay the notional amount multiplied by 3.096%
                                       and to receive the notional amount multiplied by
                                       the 3 month Floating Rate LIBOR adjusted by a
                                       specified spread.

          40,000,000 USD     1/24/11   Agreement with Goldman Sachs International dated       1,013,098*
                                       1/19/01 to pay the notional amount multiplied by
                                       6.0675% and to receive the notional amount
                                       multiplied by the 3 month Floating Rate LIBOR
                                       adjusted by a specified spread.

          26,700,000 USD     2/25/13   Agreement with Bank of America N.A. dated 2/20/03      1,320,025
                                       to pay the notional amount multiplied by 4.25% and
                                       to receive the notional amount multiplied by the 3
                                       month Floating Rate LIBOR adjusted by a specified
                                       spread.

         TOTAL RETURN SWAPS

          35,000,000 USD     9/01/03   Agreement with Lehman Brothers Special Financing         149,042
                                       Inc. dated 2/25/03 to receive (pay) the notional
                                       amount multiplied by the return on the Lehman
                                       Brothers AAA CMBS Index and to pay initial market
                                       value multiplied by the 1 month LIBOR adjusted by
                                       a specified spread.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                           Net Unrealized
            Notional       Expiration                                                      Appreciation
             Amount          Date                         Description                      (Depreciation)
         ----------------  ----------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS -- CONTINUED
          35,000,000 USD    10/22/03   Agreement with Bank of America N.A. dated 4/15/03     $ (727,774)
                                       to receive (pay) the notional amount multiplied by
                                       the return on the Banc of America Securities LLC
                                       AAA 10 year CMBS Daily Index and to pay initial
                                       market value multiplied by the 6 month LIBOR
                                       adjusted by a specified spread.

          15,000,000 USD    12/31/03   Agreement with Deutsche Bank AG dated 8/26/03 to              --
                                       receive (pay) the notional amount multiplied by
                                       the return on the Lehman Brothers CMBS Index and
                                       to pay initial market value multiplied by the 1
                                       month LIBOR adjusted by a specified spread.

          20,000,000 USD     1/01/04   Agreement with Lehman Brothers Special Financing              --
                                       Inc. dated 8/26/03 to receive (pay) the notional
                                       amount multiplied by the return on the Lehman
                                       Brothers CMBS AAA Index and to pay initial market
                                       value multiplied by the 1 month LIBOR adjusted by
                                       a specified spread.
                                                                                             ----------
                                                                                             $3,924,265
                                                                                             ==========

 * Includes unrealized gain (loss) of $13,421,572 incurred by GMO Alpha LIBOR Fund prior conversion to the Fund on November 27, 2002.

      See Notes to Schedule of Investments for definitions of currency abbreviations.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.4%
               UNITED STATES -- 100.4%
    1,416,005  GMO International Growth Fund, Class III                    27,371,377
    1,967,480  GMO International Intrinsic Value Fund, Class IV            38,779,027
                                                                        -------------
                                                                           66,150,404
                                                                        -------------

               TOTAL MUTUAL FUNDS (COST $61,610,623)                       66,150,404
                                                                        -------------
               COMMON STOCKS -- 0.0%
               HONG KONG -- 0.0%
          796  China Digicontent Co Ltd*(a)                                         1
                                                                        -------------
               UNITED KINGDOM -- 0.0%
       19,018  British Energy Plc (Deferred Shares)*(a)                            --
                                                                        -------------

               TOTAL COMMON STOCKS (COST $19)                                       1
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.6%
               CASH EQUIVALENTS -- 0.6%
      400,000  ING Bank Time Deposit, 1.08%, due 9/02/03                      400,000
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $400,000)                   400,000
                                                                        -------------
               TOTAL INVESTMENTS -- 101.0%
               (Cost $62,010,642)                                          66,550,405

               Other Assets and Liabilities (net) -- (1.0%)                  (676,506)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  65,873,899
                                                                        =============

               NOTES TO SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.              1

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $62,010,642) (Note 1)          $66,550,405
   Cash                                                            34,946
   Foreign currency, at value (cost $39,410) (Note 1)              39,151
   Receivable for Fund shares sold                              1,100,000
   Foreign taxes receivable                                           402
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                             6,826,995
   Receivable for closed forward foreign currency contracts
    (Notes 1)                                                     522,850
   Receivable for expenses reimbursed by Manager (Note 2)          47,300
                                                              -----------

      Total assets                                             75,122,049
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,600,000
   Payable to affiliate for (Note 2):
      Management fee                                               28,013
      Shareholder service fee                                       7,781
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                             7,560,283
   Accrued expenses                                                52,073
                                                              -----------

      Total liabilities                                         9,248,150
                                                              -----------
NET ASSETS                                                    $65,873,899
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $67,536,295
   Accumulated undistributed net investment income                520,338
   Accumulated net realized loss                               (5,989,100)
   Net unrealized appreciation                                  3,806,366
                                                              -----------
                                                              $65,873,899
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $65,873,899
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                   10,148,428
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      6.49
                                                              ===========

2             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $47)                $   13,545
   Interest                                                        7,590
   Dividends from investment company shares                      236,517
                                                              ----------

      Total income                                               257,652
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       121,529
   Custodian fees                                                 36,270
   Audit fees                                                     22,080
   Transfer agent fees                                            14,720
   Registration fees                                               2,208
   Legal fees                                                        644
   Trustees fees and related expenses (Note 2)                       398
   Miscellaneous                                                     276
   Fees reimbursed by Manager (Note 2)                           (76,198)
                                                              ----------
                                                                 121,927
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                          (120,505)
                                                              ----------
                                                                   1,422
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   33,758
   Shareholder service fee waived (Note 2) - Class III           (25,469)
                                                                   8,289
                                                              ----------
      Net expenses                                                 9,711
                                                              ----------

            Net investment income                                247,941
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                                (11,426)
      Foreign currency, forward contracts and foreign
      currency related transactions                             (779,789)
                                                              ----------

         Net realized loss                                      (791,215)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              7,183,517
      Foreign currency, forward contracts and foreign
      currency related transactions                              281,340
                                                              ----------

         Net unrealized gain                                   7,464,857
                                                              ----------

      Net realized and unrealized gain                         6,673,642
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,921,583
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   247,941        $   717,092
   Net realized loss                                          (791,215)        (3,959,072)
   Change in net unrealized appreciation (depreciation)      7,464,857            289,156
                                                           -----------        -----------

   Net increase (decrease) in net assets from
    operations                                               6,921,583         (2,952,824)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                     --         (1,412,055)
                                                           -----------        -----------
   Net share transactions (Note 5):
      Class III                                             30,029,551         (4,293,820)
                                                           -----------        -----------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                 30,029,551         (4,293,820)
                                                           -----------        -----------

      Total increase (decrease) in net assets               36,951,134         (8,658,699)
NET ASSETS:
   Beginning of period                                      28,922,765         37,581,464
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $520,338 and $272,397,
    respectively)                                          $65,873,899        $28,922,765
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  5.54         $  7.14      $  9.25      $ 10.04      $  9.28      $ 11.92
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(e)                      0.03(d)         0.22(d)      0.46(d)      0.23         0.23         0.23
   Net realized and unrealized gain
     (loss)                                      0.92           (1.55)       (1.00)        1.34         1.26        (0.36)(b)
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.95           (1.33)       (0.54)        1.57         1.49        (0.13)
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                      --           (0.27)       (1.53)       (0.21)       (0.42)       (0.29)
   From net realized gains                         --              --        (0.04)       (2.15)       (0.31)       (2.22)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                          --           (0.27)       (1.57)       (2.36)       (0.73)       (2.51)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  6.49         $  5.54      $  7.14      $  9.25      $ 10.04      $  9.28
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                 17.15%**       (19.53)%      (5.38)%      16.69%       15.86%       (1.84)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $65,874         $28,923      $37,581      $49,332      $75,054      $97,450
   Net expenses to average daily net
     assets                                      0.04%*(c)       0.06%(c)      0.31%(c)      0.69%      0.69%        0.69%
   Net investment income to average
     daily net assets                            1.10%*(d)       3.32%(d)      5.33%(d)      2.23%      2.25%        2.07%
   Portfolio turnover rate                          1%**           90%         120%          39%          68%          68%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.99%*          1.32%        0.79%        0.38%        0.33%        0.42%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
 (c) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (e)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in other GMO Funds, including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund and through management of the Fund's foreign currency positions. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged).

      At August 31, 2003, 58.9% of the Fund's net assets was invested in GMO International Intrinsic Value Fund and 41.5% of the Fund's net assets was invested in GMO International Growth Fund, separate funds of GMO Trust managed by GMO. GMO International Intrinsic Value Fund and GMO International Growth Fund invest primarily in equity securities of developed countries in Asia and Europe. The financial statements of GMO International Intrinsic Value Fund and GMO International Growth Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      reported on each business day. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund did not have any securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $3,271,105 and $1,682,281 expiring in 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $724,869.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of coat, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. As described in Note 1, the Fund invests in certain underlying funds. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Class III shares of the Fund were .113% (annualized) of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and the following expenses: fees and expenses of the independent Trustees of the Trust

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "fund expenses")) plus the amount of fees and expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds, exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .54%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .54% of the Fund's average daily net assets. For the six months ended August 31, 2003 indirect operating expenses (excluding shareholder service fees and investment-related expense) and indirect investment-related expenses (including, but not limited to interest expense, foreign audit expense, and investment-related legal expense) incurred by the Fund were .539% (annualized) and .000% (annualized) of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $306. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $30,664,117 and $650,000, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $62,243,755       $4,306,668           $(18)         $4,306,650

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 87.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                            August 31, 2003             Year Ended
                                                              (Unaudited)           February 28, 2003
                                                        -----------------------  ------------------------
                                                          Shares      Amount       Shares       Amount
         Class III:                                     ----------  -----------  ----------  ------------
         Shares sold                                     6,151,718  $37,526,865   2,882,019  $ 16,484,193
         Shares issued to shareholders in reinvestment
           of distributions                                     --           --     189,880     1,365,235
         Shares repurchased                             (1,221,655)  (7,497,314) (3,118,860)  (22,143,248)
                                                        ----------  -----------  ----------  ------------
         Net increase                                    4,930,063  $30,029,551     (46,961) $ (4,293,820)
                                                        ==========  ===========  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
            Buys
          10/31/03   AUD                   9,230,475   $ 5,938,371   $   296,189
          10/31/03   CAD                  12,032,126     8,648,859       433,863
           9/26/03   CHF                  15,763,711    11,261,841      (173,682)
           9/26/03   DKK                  44,667,035     6,599,574       245,596
           9/26/03   EUR                  95,178,407   104,427,432     3,758,502
           9/26/03   GBP                  22,401,031    35,377,438       533,271
          10/31/03   HKD                 175,102,510    22,450,632        40,074
          10/31/03   JPY               4,462,195,604    38,317,660       743,845
           9/26/03   NOK                 191,713,064    25,543,638      (137,904)
          10/31/03   NZD                  16,025,052     9,188,177       390,423
           9/26/03   SEK                  23,814,926     2,845,019       120,338
          10/31/03   SGD                   2,900,480     1,655,219        14,462
                                                                     -----------
                                                                     $ 6,264,977
                                                                     ===========

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                    Net Unrealized
         Settlement                        Units                    Appreciation
           Date      Deliver/Receive    of Currency      Value      (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
           Sales
          10/31/03   AUD                  12,984,759   $ 8,353,667   $  (420,392)
          10/31/03   CAD                  12,108,348     8,703,648      (431,086)
           9/26/03   CHF                  21,577,416    15,415,243       250,432
           9/26/03   DKK                  51,638,318     7,629,584      (217,949)
           9/26/03   EUR                 110,170,730   120,876,641    (3,764,225)
           9/26/03   GBP                  32,099,075    50,693,333      (679,913)
          10/31/03   HKD                 179,691,656    23,039,026       (41,631)
          10/31/03   JPY               6,012,659,555    51,631,768    (1,072,821)
           9/26/03   NOK                 196,357,686    26,162,483      (103,272)
          10/31/03   NZD                  16,826,938     9,647,949      (403,607)
           9/26/03   SEK                  31,108,540     3,716,342      (109,224)
          10/31/03   SGD                   3,030,194     1,729,242        (4,577)
                                                                     -----------
                                                                     $(6,998,265)
                                                                     ===========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.1%
               AUSTRALIA -- 3.3%
      544,993  Australia and New Zealand Banking Group Ltd                   6,180,123
      417,234  Boral Ltd                                                     1,439,392
      450,834  Caltex Australia Ltd                                          1,056,324
    1,655,325  General Property Trust Units                                  2,989,231
      926,429  National Australia Bank Ltd                                  18,642,533
        1,200  National Australia Bank Ltd ADR                                 121,320
      247,829  QBE Insurance Group Ltd                                       1,573,596
      707,712  Santos Ltd                                                    2,675,109
      915,879  Stockland Trust Group Units                                   2,898,805
    1,161,515  Telstra Corp Ltd                                              3,773,989
    1,612,968  Westfield Trust Units                                         3,445,179
      557,701  Westpac Banking Corp                                          5,649,211
      502,216  Woodside Petroleum Ltd                                        4,339,542
                                                                        --------------
                                                                            54,784,354
                                                                        --------------
               AUSTRIA -- 3.7%
      140,909  Austrian Airlines*                                              988,558
       17,701  Bau Holdings AG                                               1,360,375
      127,839  Boehler Uddeholm (Bearer)                                     6,752,452
       71,009  Brau Union AG                                                 9,752,894
       20,650  Erste Bank Der Oesterreichischen Sparkassen AG                1,902,150
       86,357  Flughafen Wien AG                                             3,216,949
       70,363  Generali Holding Vienna AG                                    1,661,681
       42,359  Mayr-Melnhof Karton AG (Bearer)                               3,618,163
       37,177  Oesterreichische Brau Beteiligungs AG                         4,979,629
      114,363  OMV AG                                                       13,436,083
      176,031  RHI AG*                                                       2,346,230
       81,913  VA Technologie AG (Bearer)*                                   2,302,266
      164,338  Voestalpine AG                                                6,399,735
      119,620  Wienerberger AG                                               2,278,589
                                                                        --------------
                                                                            60,995,754
                                                                        --------------
               BELGIUM -- 2.5%
      155,826  Almanij NV                                                    6,280,397
       23,648  Bekaert SA                                                    1,134,849
       85,252  Delhaize Group                                                3,304,951
       33,111  Electrabel SA                                                 8,302,926
      633,963  Fortis, Class B                                              10,656,188

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
      291,623  KBC Bankverzekeringsholdings                                 11,340,524
                                                                        --------------
                                                                            41,019,835
                                                                        --------------
               CANADA -- 2.7%
      280,500  Bank of Nova Scotia                                          12,444,199
      130,800  BCE Inc                                                       2,831,651
       75,900  Canadian Imperial Bank of Commerce                            3,105,162
       57,400  Canadian Natural Resources                                    2,223,337
      269,700  EnCana Corp                                                  10,098,560
       27,400  Magna International Inc                                       2,006,680
       13,700  MI Developments Inc*                                            272,588
      144,900  National Bank of Canada                                       3,661,280
       97,000  Quebecor Inc*                                                 1,324,428
      115,500  Royal Bank of Canada                                          4,961,716
       90,200  TELUS Corp                                                    1,541,102
                                                                        --------------
                                                                            44,470,703
                                                                        --------------
               FINLAND -- 1.0%
       53,700  Finnair, Class A                                                278,868
      598,600  Fortum Oyj                                                    4,850,158
      150,400  Kesko Oyj                                                     1,943,511
       98,554  Rautaruukki Oyj*                                                517,208
      594,900  Sampo Oyj                                                     4,585,048
       38,100  Stockmann Oyj AB, Class A                                       665,933
       24,100  Stockmann Oyj AB, Class B                                       419,911
      130,200  UPM-Kymmene Oyj                                               2,358,619
       23,400  Wartsila Oyj ABP                                                326,274
                                                                        --------------
                                                                            15,945,530
                                                                        --------------
               FRANCE -- 4.2%
      433,119  Alcatel SA*                                                   4,707,661
       38,037  Assurances Generales de France                                1,708,853
      347,699  BNP Paribas                                                  17,323,304
       33,896  Bongrain SA                                                   1,466,620
      188,174  Cie de Saint-Gobain                                           7,352,760
       79,281  Credit Agricole SA                                            1,505,837
       45,941  Eurazeo                                                       2,365,571
      515,569  France Telecom SA*                                           12,792,576
        5,470  Fromageries Bel Vache qui Rit                                   648,595

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FRANCE -- CONTINUED
        6,821  Imerys SA                                                     1,124,065
      279,109  Societe Generale, Class A                                    18,508,600
                                                                        --------------
                                                                            69,504,442
                                                                        --------------
               GERMANY -- 7.3%
      167,700  Bankgesellschaft Berlin AG*                                     406,900
       50,184  BASF AG                                                       2,330,604
      313,999  Bayer AG                                                      6,729,315
      145,634  Bewag AG, Class A                                             2,318,428
      184,849  Commerzbank AG                                                2,587,558
      150,256  Continental AG                                                3,868,454
      685,735  DaimlerChrysler AG (Registered)                              26,335,339
       13,893  Degussa AG                                                      399,632
      151,473  Deutsche Post AG                                              2,394,752
    1,251,651  Deutsche Telekom*                                            17,933,149
       42,800  Douglas Holdings AG                                           1,048,819
      572,494  E. On AG                                                     29,541,435
       61,767  HeidelbergCement AG*                                          2,197,173
       40,213  Metro AG                                                      1,445,908
       55,080  Schwarz Pharma AG                                             1,318,297
       49,723  Sudzucker AG                                                    777,920
      417,908  ThyssenKrupp AG                                               5,657,265
      246,532  Volkswagen AG                                                12,098,836
                                                                        --------------
                                                                           119,389,784
                                                                        --------------
               GREECE -- 0.0%
       33,764  Alpha Bank A.E.                                                 704,320
                                                                        --------------
               HONG KONG -- 2.6%
      539,000  Cheung Kong Infrastructure Holdings Ltd                       1,116,099
    1,408,598  CLP Holdings Ltd                                              6,212,796
      623,409  Great Eagle Holdings Ltd                                        591,489
      209,000  Guoco Group                                                   1,366,652
    2,153,511  Hang Lung Group Co Ltd                                        2,208,913
      114,900  Hang Seng Bank Ltd                                            1,270,635
      962,700  Hong Kong Aircraft Engineering Co Ltd                         3,499,336
    2,132,469  Hong Kong Electric Holdings Ltd                               8,421,220
      515,700  Hong Kong Ferry Co Ltd                                          419,868
        1,000  Hong Kong Land Holdings                                           1,340

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HONG KONG -- CONTINUED
      660,000  Hutchison Whampoa Ltd                                         4,865,790
      614,962  Jardine Matheson Holdings Ltd                                 4,366,230
    1,326,411  Jardine Strategic Holdings Ltd                                4,509,797
    1,592,862  Mandarin Oriental*                                              796,431
      890,400  Yue Yuen Industrial Holdings                                  2,648,590
                                                                        --------------
                                                                            42,295,186
                                                                        --------------
               IRELAND -- 0.6%
      348,691  Allied Irish Banks Plc                                        4,896,368
      348,511  Bank of Ireland                                               4,143,885
                                                                        --------------
                                                                             9,040,253
                                                                        --------------
               ITALY -- 4.0%
    1,941,352  Banca Intesa SPA                                              5,829,407
      991,673  Banca Intesa SPA (Savings Shares)                             2,215,622
      611,862  Banca Nazionale Del Lavoro SPA*                                 951,889
    1,069,100  Banca Popolare di Milano                                      4,894,600
      279,686  Banche Popolari Unite Scrl*                                   4,265,164
      926,742  Enel SPA                                                      5,646,959
    1,721,441  ENI-Ente Nazionale Idrocarburi SPA                           26,005,988
      134,676  Fiat SPA (Savings Shares)*                                      567,785
      128,320  Fondiaria - SAI                                               1,090,431
      588,000  Grassetto SPA*(a)(b)                                              6,456
      484,630  IFIL Finanziaria di Partecipazioni SPA*                       1,226,434
      153,302  Italcementi SPA                                               1,050,256
       29,437  Italmobiliare SPA                                             1,260,436
       49,200  Natuzzi SPA ADR                                                 475,272
      955,550  Parmalat Finanziaria SPA                                      3,089,595
      245,795  RAS SPA                                                       3,535,144
      191,928  Sanpaolo IMI SPA                                              1,843,780
      982,472  SMI (Societa Metallurgica Italy)                                337,619
      707,426  Telecom Italia SPA*                                           1,662,102
                                                                        --------------
                                                                            65,954,939
                                                                        --------------
               JAPAN -- 22.9%
      142,130  Acom Co Ltd                                                   5,895,691
      658,000  Asahi Kasei Corp                                              2,492,595
      480,000  Ashikaga Financial Group Inc*                                   526,568
       45,800  Autobacs Seven                                                  873,372

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       72,000  Best Denki Co Ltd                                               250,531
      244,000  Canon Sales Co Inc                                            1,869,523
      269,000  Casio Computer Co Ltd                                         2,086,433
      244,500  Chubu Electric Power Co Inc                                   4,452,884
       53,000  Chudenko Corp                                                   654,097
      192,700  Chugoku Electric Power Co Inc                                 2,972,746
    1,493,000  Cosmo Oil Co Ltd                                              2,623,114
      306,000  Dai Nippon Printing Co Ltd                                    3,899,743
      219,000  Daicel Chemical Industries Ltd                                  891,541
      665,000  Daido Steel Co Ltd                                            1,345,046
      230,000  Daiichi Pharmaceuticals Co Ltd                                3,516,627
      101,000  Daio Paper Corp                                                 811,947
      125,500  Daito Trust Construction Co Ltd                               3,377,357
      873,000  Daiwa House Industry Co Ltd                                   6,801,140
      192,000  Daiwa Kosho Lease Co Ltd                                        511,759
      141,000  Denso Corp                                                    2,634,385
          672  East Japan Railway Co                                         2,839,356
      271,000  Ezaki Glico Co Ltd                                            1,616,524
       51,400  FamilyMart                                                    1,026,414
       71,000  Fast Retailing Co Ltd                                         2,951,234
      853,000  Fuji Heavy Industries Ltd                                     4,203,591
      101,400  Fuji Photo Film Co Ltd                                        3,041,652
      189,000  Fukuyama Transporting Co Ltd                                    639,827
      853,000  Furukawa Electric Co Ltd                                      3,099,691
      155,000  Gunze Ltd                                                       629,671
       38,200  Heiwa Corp                                                      559,839
      474,000  Hino Motors                                                   2,372,437
      106,000  Hitachi Kokusai Electric Inc                                    535,087
      203,300  Hokkaido Electric Power                                       3,049,152
      209,000  House Foods Corp                                              1,941,687
      316,000  Isuzu Motors Ltd*                                               584,985
    1,558,000  Itochu Corp                                                   4,673,466
      226,000  Itoham Foods Inc                                                861,930
       29,000  Japan Airport Terminal Co Ltd                                   170,252
      199,000  Japan Securities Finance Co                                     919,275
          454  Japan Tobacco Inc                                             2,653,651
      247,675  JFE Holdings Inc                                              4,988,312
    1,392,000  Kajima Corp                                                   3,805,691
      336,000  Kamigumi Co Ltd                                               1,932,259
      242,000  Kandenko Co                                                     823,397

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      429,700  Kansai Electric Power Co Inc                                  6,779,891
      137,000  Kao Corp                                                      2,583,133
    2,643,000  Kawasaki Heavy Industries Ltd                                 3,352,451
    1,004,000  Kawasaki Kisen Kaisha Ltd                                     3,424,683
          809  KDDI Corp                                                     4,139,296
      159,000  Kinden Corp                                                     587,324
      835,000  Kirin Brewery Co Ltd                                          5,975,531
      159,000  Kissei Pharmaceutical Co Ltd                                  2,089,021
    5,044,000  Kobe Steel Ltd*                                               5,879,191
       79,600  Konami Corp                                                   1,763,507
      268,000  Kyushu Electric Power Co Inc                                  4,058,588
      125,700  Lopro Corp*                                                     565,585
      465,000  Maeda Corp                                                    1,526,354
      132,000  Maeda Road Construction                                         655,022
      159,000  Makita Corp                                                   1,432,199
       53,000  Maruichi Steel Tube                                             570,063
    1,413,000  Mazda Motor Corp                                              3,717,784
    1,571,000  Mitsubishi Electric Corp                                      6,449,340
    2,451,000  Mitsubishi Materials Corp*                                    3,655,074
    1,205,000  Mitsubishi Motors Corp*                                       2,623,157
            1  Mitsubishi Tokyo Finance Group Inc                                1,166
      396,000  Mitsui Chemicals Inc                                          2,121,186
      928,000  Mitsui OSK Lines Ltd                                          3,221,118
        9,579  Mizuho Financial Group Inc*                                  11,903,968
    4,161,000  Mizuho Trust & Banking Co Ltd*                                5,313,584
       79,000  Nagase & Co                                                     456,342
      405,000  NEC Corp*                                                     3,019,798
      682,000  Nippon Express Co Ltd                                         2,793,932
      113,000  Nippon Hodo Co                                                  522,969
    1,221,000  Nippon Light Metal                                            2,344,052
       86,000  Nippon Meat Packers Inc                                         829,928
    1,017,000  Nippon Shinpan Co                                             1,638,636
      621,000  Nippon Suisan Kaisha Ltd                                      1,426,363
        2,014  Nippon Telegraph & Telephone Corp                             8,872,095
            1  Nippon Unipac Holding                                             1,831
      382,000  Nippon Yusen Kabushiki Kaisha                                 1,578,025
      597,000  Nishimatsu Construction                                       1,882,893
      828,000  Nissan Motor Co                                               8,891,704
      290,000  Nisshin Oillio Group Ltd                                        800,309
    1,494,000  Nisshin Steel Co Ltd                                          2,279,157

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      206,000  Nisshinbo Industries Inc                                        926,894
      240,300  Nissho Iwai-Nichimen Holdings Corp*                             813,494
    1,098,000  Obayashi Corp                                                 3,594,755
      286,000  Okumura Corp                                                    982,911
      191,000  Olympus Optical Co Ltd                                        4,387,041
      135,000  Ono Pharmaceutical Co Ltd                                     4,523,912
      807,000  Osaka Gas Co Ltd                                              2,026,491
       63,000  PanaHome Corp                                                   335,302
      157,000  Pioneer Corp                                                  3,525,369
      192,250  Promise Co                                                    7,117,929
      119,000  Royal Co Ltd                                                    803,668
      104,000  Ryosan Co                                                     1,488,516
      575,000  Sankyo Co Ltd                                                 7,096,332
      242,000  Sanwa Shutter Corp                                            1,095,098
      396,000  Sanyo Electric Co Ltd                                         1,608,708
      346,000  Seino Transportation Co Ltd                                   1,945,286
      828,000  Sekisui Chemical Co Ltd                                       3,434,625
      357,000  Sharp Corp                                                    5,354,388
      138,600  Shikoku Electric Power Co Inc                                 2,166,664
      834,000  Shimizu Corp                                                  2,666,112
       89,000  Shizuoka Bank Ltd/The                                           577,417
      157,000  Showa Shell Sekiyu                                            1,087,213
      319,000  Sumitomo Electric Industries Ltd                              2,783,185
      158,000  Sumitomo Forestry Co Ltd                                        920,809
    6,419,000  Sumitomo Metal Industries Ltd                                 5,721,426
    1,745,000  Taiheiyo Cement Corp                                          3,559,393
    1,454,000  Taisei Corp                                                   3,551,508
      265,000  Taisho Pharmaceutical Co Ltd                                  3,883,699
      313,600  Takeda Chemical Industries Ltd                               11,342,064
      131,530  Takefuji Corp                                                 7,439,990
       66,000  Takuma Corp                                                     358,622
       62,000  Terumo Corp                                                   1,198,234
      197,000  Toagosei Co Ltd                                                 361,313
      535,500  Tohoku Electric Power Co Inc                                  7,893,898
      400,300  Tokyo Electric Power Co Inc                                   7,787,804
      426,000  Tokyo Gas Co                                                  1,296,109
      563,000  TonenGeneral Sekiyu KK                                        3,831,179
      423,000  Toppan Printing Co Ltd                                        3,422,283
    1,489,000  Toshiba Corp                                                  6,087,187
      407,000  Toshiba TEC Corp                                              1,744,086

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      372,000  Toto Ltd                                                      2,977,785
      211,000  Toyo Ink Manufacturing Co Ltd                                   661,862
      123,000  Toyo Seikan Kaisha                                            1,350,386
      432,400  Toyota Motor Corp                                            11,932,876
       45,100  Uni-Charm Corp                                                2,087,247
      108,000  Wacoal Corp                                                     858,039
      249,000  Yamaha Corp                                                   4,101,628
      179,000  Yamazaki Baking Co Ltd                                        1,152,117
                                                                        --------------
                                                                           375,995,583
                                                                        --------------
               MALAYSIA -- 0.0%
      751,000  Promet Berhad*(a)(b)                                              1,976
      234,000  Saship Holdings*(a)(b)                                              616
                                                                        --------------
                                                                                 2,592
                                                                        --------------
               NETHERLANDS -- 5.1%
    1,554,354  ABN Amro Holdings NV                                         27,219,078
      399,285  Aegon NV                                                      4,944,870
       74,051  Corio NV                                                      2,269,100
       48,963  DSM NV                                                        2,228,206
       13,872  Gamma Holdings NV                                               531,529
    1,142,548  ING Groep NV                                                 22,278,205
       63,319  KLM NV                                                          703,521
      317,439  Koninklijke Wessanen NV                                       2,774,190
      234,222  Numico NV                                                     4,543,882
      287,653  OCE NV                                                        3,707,659
    1,477,198  Royal KPN NV*                                                10,233,657
       25,754  Wereldhave NV                                                 1,501,419
                                                                        --------------
                                                                            82,935,316
                                                                        --------------
               NEW ZEALAND -- 0.4%
      544,100  BIL International Ltd (New Zealand Exchange)*                   237,456
      284,457  BIL International Ltd (Singapore Exchange)*                     123,120
    2,135,761  Telecom Corp of New Zealand                                   6,224,366
                                                                        --------------
                                                                             6,584,942
                                                                        --------------
               NORWAY -- 2.5%
      112,276  Aker Kvaerner ASA*                                            1,404,171

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               NORWAY -- CONTINUED
    1,455,929  DNB Holdings, Class A                                         6,817,247
       40,110  Elkem ASA, Class A                                              845,418
      243,428  Fred Olsen Energy*                                              763,133
      114,400  Frontline Ltd                                                 1,900,015
       54,850  Gjensidige NOR ASA                                            1,843,907
      193,277  Norsk Hydro ASA                                              10,158,700
      215,514  Norske Skogindustrier ASA, Class A                            3,852,494
      240,304  Orkla ASA                                                     4,576,135
       87,150  Smedvig ASA, Class A                                            598,737
      942,633  Statoil ASA                                                   8,488,054
       80,542  Tandberg Data ASA*                                              196,623
                                                                        --------------
                                                                            41,444,634
                                                                        --------------
               PORTUGAL -- 0.1%
       95,163  Banco Espirito Santo SA                                       1,324,800
                                                                        --------------
               SINGAPORE -- 1.6%
       23,000  Cerebos Pacific Ltd                                              36,214
    5,025,249  ComfortDelgro Corp Ltd                                        2,336,458
      153,550  Creative Technology Ltd                                       1,585,518
      398,000  DBS Group Holdings Ltd                                        2,860,859
      340,000  Fraser & Neave Ltd                                            1,891,152
      711,193  Haw Par Corp Ltd                                              1,671,581
      818,104  Hotel Properties Ltd                                            480,716
      924,000  Keppel Corp Ltd                                               2,767,414
    2,283,000  Neptune Orient Lines Ltd*                                     2,396,440
    1,677,000  SembCorp Industries Ltd                                       1,253,277
      179,000  Singapore Land Ltd                                              396,212
    4,246,000  Singapore Telecom Ltd                                         4,117,862
    1,946,201  Straits Trading Co Ltd                                        1,920,776
    1,409,960  United Industrial Corp Ltd                                      683,705
      264,000  United Overseas Bank Ltd                                      1,912,716
                                                                        --------------
                                                                            26,310,900
                                                                        --------------
               SPAIN -- 4.2%
       28,614  ACS Actividades Cons y Serv                                   1,199,122
      142,699  Altadis SA                                                    3,368,388
      626,384  Banco Santander Central Hispano SA                            5,343,483
      161,327  CIA ESP Petroleos                                             4,206,622

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SPAIN -- CONTINUED
      162,767  Corp Mapfre SA                                                1,787,019
      818,820  Endesa SA                                                    12,747,572
        5,800  Endesa SA ADR                                                    90,770
      110,882  Iberdrola SA                                                  1,884,494
    2,141,667  Repsol YPF SA                                                36,163,551
        3,200  Repsol YPF SA ADR                                                54,176
      204,443  Sacyr Vallehermoso SA                                         2,244,580
                                                                        --------------
                                                                            69,089,777
                                                                        --------------
               SWEDEN -- 0.6%
      114,432  Gambro AB, Class A                                              773,263
       67,980  Gambro AB, Class B                                              455,303
       94,900  Holmen AB, Class B                                            2,899,937
      498,800  Nordea AB                                                     2,535,402
      114,317  SAS AB*                                                         916,045
        1,100  SKF AB, Series A                                                 34,074
      171,900  Svenska Handelsbanken, Class A                                2,724,101
                                                                        --------------
                                                                            10,338,125
                                                                        --------------
               SWITZERLAND -- 5.3%
        3,584  Banque Cantonale Vaudoise*                                      250,654
      327,065  Credit Suisse Group                                          10,216,768
        1,282  Pargesa Holdings SA (Bearer)                                  2,615,168
       36,185  Roche Holding AG (Bearer)                                     4,243,609
      424,711  Roche Holding AG (Genusschein)                               32,523,119
        7,715  SIG Holding AG                                                  991,539
        2,632  Sika AG                                                         888,891
       53,642  Swisscom AG                                                  14,669,156
        7,014  Valora Holding AG                                             1,352,169
       15,522  ZKB Finanz Vision AG*                                         1,695,667
        7,363  ZKB Pharma Vision AG*                                           629,552
      128,767  Zurich Financial Services AG*                                16,549,256
                                                                        --------------
                                                                            86,625,548
                                                                        --------------
               UNITED KINGDOM -- 19.5%
    1,704,319  Abbey National Plc                                           14,206,901
        1,200  Abbey National Plc ADR                                           20,760
      305,718  Alliance & Leicester Plc                                      4,252,993
    2,411,704  Aviva Plc                                                    19,130,785

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      217,586  AWG Plc*                                                      1,813,758
      427,309  BAA Plc                                                       3,082,086
    2,190,983  Barclays Plc                                                 15,941,702
      481,532  Barratt Developments Plc                                      3,953,032
    1,068,772  Boots Group Plc                                              11,174,404
      324,325  BP Plc                                                        2,200,775
      229,372  British Energy Plc*                                              21,805
      511,082  British Energy Plc (Deferred Shares)*(a)                             --
    7,597,991  BT Group Plc                                                 22,113,345
        1,300  BT Group Plc ADR                                                 38,155
    1,429,219  Cable & Wireless                                              2,690,194
    1,050,675  Colt Telecom Group Plc*                                       1,794,858
      220,980  Davis Service Group Plc                                       1,455,814
      857,307  GlaxoSmithKline Plc                                          16,367,467
    1,226,897  Granada Plc                                                   1,989,160
      505,379  Great Portland Estates Plc                                    1,866,560
      742,382  GUS Plc                                                       8,031,957
      877,491  HBOS Plc                                                      9,771,319
    1,279,179  HSBC Holdings Plc                                            16,449,765
      164,588  Inchcape Plc                                                  3,280,247
      701,698  Intercontinental Hotels Group Plc*                            5,427,464
      417,994  Kelda Group Plc                                               2,707,458
      391,573  Kesa Electricals Plc*                                         1,384,293
    1,713,135  Kingfisher Plc                                                7,370,524
      310,479  Land Securities Group Plc                                     4,198,906
    4,669,183  Lloyds TSB Group Plc                                         30,649,743
      701,698  Mitchells & Butlers Plc*                                      2,796,975
    2,124,363  mmO2 Plc*                                                     1,780,912
    1,269,100  National Grid Transco Plc                                     7,773,652
      257,337  Next Plc                                                      4,379,781
    1,346,224  Northern Foods Plc                                            3,375,083
      129,172  Pennon Group Plc                                              1,187,086
      292,383  Provident Financial Plc                                       2,955,227
      500,670  RMC Group Plc                                                 4,397,218
    2,636,630  Rolls-Royce Group Plc                                         7,079,406
    4,225,082  Royal & Sun Alliance Insurance Group                          9,255,987
      197,754  Royal Bank of Scotland Group                                  4,923,431
      786,938  Sainsbury (J) Plc                                             3,432,368
      526,700  Scottish & Newcastle Plc                                      3,132,485
      714,034  Scottish & Southern Energy Plc                                7,115,367

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
    1,470,862  Scottish Power Plc                                            8,427,877
        2,650  Scottish Power Plc ADR                                           62,540
      263,168  Severn Trent Plc                                              2,664,102
    1,606,571  Shell Transport & Trading Co Plc (Registered)                10,075,833
    1,092,180  Somerfield Plc                                                2,219,909
      309,748  Tate & Lyle Plc                                               1,731,952
      864,575  Taylor Woodrow Plc                                            3,117,995
      304,190  Tomkins Plc                                                   1,264,228
      294,374  United Utilities Plc                                          2,172,146
      316,054  Whitbread Plc                                                 3,731,891
      206,745  Wilson (Connolly) Holdings                                      681,834
      612,661  Wimpey (George)                                               3,779,399
      297,258  Wolseley Plc                                                  3,408,862
                                                                        --------------
                                                                           320,309,776
                                                                        --------------

               TOTAL COMMON STOCKS (COST $1,501,146,880)                 1,545,067,093
                                                                        --------------
               PREFERRED STOCKS -- 0.5%
               GERMANY -- 0.4%
       72,748  RWE AG 4.35%                                                  1,709,219
        9,000  Villeroy & Boch AG (Non Voting) 5.78%                            69,662
      178,646  Volkswagen AG 5.30%                                           5,923,290
                                                                        --------------
                                                                             7,702,171
                                                                        --------------
               ITALY -- 0.1%
      135,802  Fiat SPA 4.95%*                                                 550,168
      110,468  IFI Istituto Finanziario Industries 4.82%*                      759,230
                                                                        --------------
                                                                             1,309,398
                                                                        --------------

               TOTAL PREFERRED STOCKS (COST $12,334,068)                     9,011,569
                                                                        --------------
               RIGHTS AND WARRANTS -- 0.0%
               FRANCE -- 0.0%
    1,252,228  Eurotunnel SA Paris Warrants, Expires 10/31/03*                  13,748
                                                                        --------------
               UNITED KINGDOM -- 0.0%
    2,311,000  Eurotunnel SA Warrants, Expires 10/31/03*                        13,525

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      163,541  United Utilities Plc Rights, Expires 9/18/03*                   278,082
                                                                        --------------
                                                                               291,607
                                                                        --------------

               TOTAL RIGHTS AND WARRANTS (COST $527,003)                       305,355
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 9.3%
               CASH EQUIVALENTS -- 8.6%
$  69,500,000  Royal Bank of Canada GC Time Deposit, 1.00%, due
                 09/02/03                                                   69,500,000
$  71,672,147  The Boston Global Investment Trust(c)                        71,672,147
                                                                        --------------
                                                                           141,172,147
                                                                        --------------
               U.S. GOVERNMENT -- 0.7%
$  11,590,000  U.S. Treasury Bill, 0.93%, due 10/23/03(d)                   11,570,397
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $152,742,544)            152,742,544
                                                                        --------------
               TOTAL INVESTMENTS -- 103.9%
               (Cost $1,666,750,495)                                     1,707,126,561

               Other Assets and Liabilities (net) -- (3.9%)                (64,475,402)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $1,642,651,159
                                                                        ==============

               NOTES TO SCHEDULE OF INVESTMENTS:

 ADR - American Depositary Receipt

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b)  Bankrupt issuer.

 (c)  Represents investment of security lending collateral (Note 1).

 (d) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     31.9%
Consumer Discretionary                                         12.1
Utilities                                                      10.2
Energy                                                          9.3
Industrials                                                     8.8
Telecommunication Services                                      7.5
Materials                                                       6.4
Health Care                                                     6.1
Consumer Staples                                                6.0
Information Technology                                          1.7
                                                              -----
                                                              100.0%
                                                              =====

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $67,233,532 (cost $1,666,750,495) (Note 1)                $1,707,126,561
   Cash                                                               28,955
   Foreign currency, at value (cost $2,220,038) (Note 1)           2,164,405
   Receivable for investments sold                                   138,495
   Receivable for Fund shares sold                                 3,123,008
   Dividends and interest receivable                               5,237,447
   Foreign taxes receivable                                        1,067,342
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                               10,191,189
   Net receivable for closed forward foreign currency
    contracts (Note 1)                                               459,049
   Receivable for expenses reimbursed by Manager (Note 2)            108,283
                                                              --------------

      Total assets                                             1,729,644,734
                                                              --------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)              71,672,147
   Payable for Fund shares repurchased                               879,464
   Payable to affiliate for (Note 2):
      Management fee                                                 745,187
      Shareholder service fee                                        190,670
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                               12,890,152
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  401,176
   Accrued expenses                                                  214,779
                                                              --------------

      Total liabilities                                           86,993,575
                                                              --------------
NET ASSETS                                                    $1,642,651,159
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,764,127,573
   Accumulated undistributed net investment income                23,588,171
   Accumulated net realized loss                                (182,286,146)
   Net unrealized appreciation                                    37,221,561
                                                              --------------
                                                              $1,642,651,159
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $   95,729,769
                                                              ==============
   Class III shares                                           $1,051,329,241
                                                              ==============
   Class IV shares                                            $  495,592,149
                                                              ==============
SHARES OUTSTANDING:
   Class II                                                        4,884,599
                                                              ==============
   Class III                                                      53,336,026
                                                              ==============
   Class IV                                                       25,146,401
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class II                                                   $        19.60
                                                              ==============
   Class III                                                  $        19.71
                                                              ==============
   Class IV                                                   $        19.71
                                                              ==============

              See accompanying notes to the financial statements.             15

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $4,012,786)         $ 34,056,937
   Interest (including securities lending income of
    $966,294)                                                    1,430,190
                                                              ------------

      Total income                                              35,487,127
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       3,952,723
   Custodian fees                                                  493,196
   Audit fees                                                       33,304
   Transfer agent fees                                              28,980
   Legal fees                                                       27,048
   Registration fees                                                17,112
   Trustees fees and related expenses (Note 2)                      14,933
   Miscellaneous                                                    11,684
   Fees reimbursed by Manager (Note 2)                            (611,324)
                                                              ------------
                                                                 3,967,656
   Shareholder service fee (Note 2) - Class II                      96,623
   Shareholder service fee (Note 2) - Class III                    738,966
   Shareholder service fee (Note 2) - Class IV                     175,864
                                                              ------------
      Net expenses                                               4,979,109
                                                              ------------

         Net investment income                                  30,508,018
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (9,857,884)
      Closed futures contracts                                   3,372,686
      Foreign currency, forward contracts and foreign
      currency related transactions                             15,382,749
                                                              ------------

         Net realized gain                                       8,897,551
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              262,008,420
      Open futures contracts                                     4,453,439
      Foreign currency, forward contracts and foreign
      currency related transactions                            (13,679,481)
                                                              ------------

         Net unrealized gain                                   252,782,378
                                                              ------------

      Net realized and unrealized gain                         261,679,929
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $292,187,947
                                                              ============

16            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   30,508,018    $   28,729,710
   Net realized gain (loss)                                    8,897,551       (40,517,478)
   Change in net unrealized appreciation (depreciation)      252,782,378       (33,171,971)
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                               292,187,947       (44,959,739)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class II                                                  (544,118)       (2,069,691)
      Class III                                               (5,933,581)      (34,394,773)
      Class IV                                                (2,300,810)      (13,242,397)
                                                          --------------    --------------
      Total distributions from net investment income          (8,778,509)      (49,706,861)
                                                          --------------    --------------
                                                              (8,778,509)      (49,706,861)
                                                          --------------    --------------
   Net share transactions (Note 5):
      Class II                                                10,404,716        30,892,601
      Class III                                               16,197,776      (148,543,077)
      Class IV                                                84,506,001       116,271,839
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       111,108,493        (1,378,637)
                                                          --------------    --------------

      Total increase (decrease) in net assets                394,517,931       (96,045,237)
NET ASSETS:
   Beginning of period                                     1,248,133,228     1,344,178,465
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $23,588,171 and
    $1,858,662, respectively)                             $1,642,651,159    $1,248,133,228
                                                          ==============    ==============

              See accompanying notes to the financial statements.             17

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 16.04         $ 17.41      $ 20.30      $ 20.85      $ 20.33      $ 23.16
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(b)                      0.37            0.37         0.28         0.40         0.41         0.39
   Net realized and unrealized gain
     (loss)                                      3.30           (1.05)       (2.44)        1.11         1.33        (0.46)
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           3.67           (0.68)       (2.16)        1.51         1.74        (0.07)
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.11)          (0.69)       (0.73)       (0.22)       (0.56)       (0.48)
   From net realized gains                         --              --           --        (1.84)       (0.66)       (2.28)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.11)          (0.69)       (0.73)       (2.06)       (1.22)       (2.76)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $ 19.60         $ 16.04      $ 17.41      $ 20.30      $ 20.85      $ 20.33
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                 22.88%**        (4.11)%     (10.71)%       7.25%        8.09%       (0.76)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $95,730         $67,896      $42,495      $15,284      $21,162      $18,295
   Net expenses to average daily net
     assets                                      0.76%*          0.76%        0.76%        0.76%        0.76%        0.76%
   Net investment income to average
     daily net assets                            4.08%*          2.06%        1.56%        1.88%        1.84%        1.71%
   Portfolio turnover rate                         18%**           51%          51%          31%          53%          60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.08%*          0.10%        0.10%        0.08%        0.09%        0.28%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

18            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ------------------------------------------------------------------
                                            (UNAUDITED)        2003         2002          2001          2000          1999
                                          ----------------  ----------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    16.13      $  17.50    $    20.37    $    20.91    $    20.38    $    23.20
                                             ----------      --------    ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income(b)                        0.38          0.40          0.44          0.44          0.47          0.42
   Net realized and unrealized gain
     (loss)                                        3.31         (1.08)        (2.59)         1.09          1.28         (0.47)
                                             ----------      --------    ----------    ----------    ----------    ----------

      Total from investment operations             3.69         (0.68)        (2.15)         1.53          1.75         (0.05)
                                             ----------      --------    ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                     (0.11)        (0.69)        (0.72)        (0.23)        (0.56)        (0.49)
   From net realized gains                           --            --            --         (1.84)        (0.66)        (2.28)
                                             ----------      --------    ----------    ----------    ----------    ----------

      Total distributions                         (0.11)        (0.69)        (0.72)        (2.07)        (1.22)        (2.77)
                                             ----------      --------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD               $    19.71      $  16.13    $    17.50    $    20.37    $    20.91    $    20.38
                                             ==========      ========    ==========    ==========    ==========    ==========
TOTAL RETURN(a)                                   22.88%**      (4.05)%      (10.60)%        7.32%         8.20%        (0.68)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,051,329      $845,997    $1,053,104    $1,280,603    $1,799,929    $1,998,447
   Net expenses to average daily net
     assets                                        0.69%*        0.69%         0.69%         0.69%         0.69%         0.69%
   Net investment income to average
     daily net assets                              4.15%*        2.26%         2.37%         2.07%         2.09%         1.84%
   Portfolio turnover rate                           18%**         51%           51%           31%           53%           60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.08%*        0.10%         0.10%         0.08%         0.09%         0.28%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             19

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  16.12       $  17.50     $  20.37     $  20.90     $  20.37     $  23.19
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(b)                       0.39           0.38         0.36         0.50         0.55         0.42
   Net realized and unrealized gain
     (loss)                                       3.31          (1.05)       (2.49)        1.05         1.21        (0.46)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            3.70          (0.67)       (2.13)        1.55         1.76        (0.04)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.11)         (0.71)       (0.74)       (0.24)       (0.57)       (0.50)
   From net realized gains                          --             --           --        (1.84)       (0.66)       (2.28)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.11)         (0.71)       (0.74)       (2.08)       (1.23)       (2.78)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  19.71       $  16.12     $  17.50     $  20.37     $  20.90     $  20.37
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  22.96%**       (4.02)%     (10.52)%       7.45%        8.18%       (0.60)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $495,592       $334,240     $248,579     $155,558     $291,894     $567,219
   Net expenses to average daily net
     assets                                       0.63%*         0.63%        0.63%        0.63%        0.63%        0.63%
   Net investment income to average
     daily net assets                             4.24%*         2.13%        1.97%        2.34%        2.47%        1.85%
   Portfolio turnover rate                          18%**          51%          51%          31%          53%          60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.08%*         0.10%        0.10%        0.08%        0.09%        0.28%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

20            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index.

      Throughout the six months ended August 31, 2003, the Fund had three classes of shares outstanding: Class II, Class III and Class IV. The principal economic difference among the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $67,233,532 collateralized by cash in the amount of $71,672,147 which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $63,430,844 and $95,091,208 expiring in 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $22,379,754.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $10,701. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $387,164,432 and $248,269,666, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $1,674,287,071    $166,355,923     $(133,516,433)    $32,839,490

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2003, 10.1% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                              August 31, 2003                 Year Ended
                                                                (Unaudited)               February 28, 2003
                                                        ---------------------------  ----------------------------
                                                          Shares         Amount         Shares         Amount
         Class II:                                      -----------  --------------  ------------  --------------
         Shares sold                                     1,418,539    $ 24,653,226     2,552,285    $ 45,282,901
         Shares issued to shareholders
           in reinvestment of distributions                 23,085         445,082        98,783       1,661,781
         Shares repurchased                               (789,554)    (14,693,592)     (858,945)    (16,052,081)
                                                        ----------    ------------   -----------    ------------
         Net increase                                      652,070    $ 10,404,716     1,792,123    $ 30,892,601
                                                        ==========    ============   ===========    ============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                              August 31, 2003                 Year Ended
                                                                (Unaudited)                February 28, 2003
                                                        ---------------------------  -----------------------------
                                                          Shares         Amount         Shares          Amount
         Class III:                                     -----------  --------------  -------------  --------------
         Shares sold                                    10,233,643   $ 186,254,144     18,150,851   $ 313,632,458
         Shares issued to shareholders
           in reinvestment of distributions                213,677       4,143,194      1,458,645      24,738,029
         Shares repurchased                             (9,566,108)   (174,199,562)   (27,340,396)   (486,913,564)
                                                        ----------   -------------   ------------   -------------
         Net increase (decrease)                           881,212   $  16,197,776     (7,730,900)  $(148,543,077)
                                                        ==========   =============   ============   =============

                                                             Six Months Ended
                                                              August 31, 2003                 Year Ended
                                                                (Unaudited)               February 28, 2003
                                                        ---------------------------  ----------------------------
                                                          Shares         Amount         Shares         Amount
         Class IV:                                      -----------  --------------  ------------  --------------
         Shares sold                                     5,134,820    $ 98,142,779    13,102,251   $ 231,497,089
         Shares issued to shareholders
           in reinvestment of distributions                118,660       2,300,810       684,808      11,576,480
         Shares repurchased                               (840,528)    (15,937,588)   (7,261,462)   (126,801,730)
                                                        ----------    ------------   -----------   -------------
         Net increase                                    4,412,952    $ 84,506,001     6,525,597   $ 116,271,839
                                                        ==========    ============   ===========   =============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------
            Buys
          10/31/03   AUD                     52,339,468   $ 33,672,283   $  1,700,526
          10/31/03   CAD                     40,680,927     29,242,012      1,196,079
           9/26/03   CHF                     95,522,625     68,242,856     (1,707,143)
           9/26/03   DKK                    320,287,236     47,322,579      1,680,955
           9/26/03   EUR                    112,088,486    122,980,758      1,156,601
           9/26/03   GBP                     17,606,750     27,805,938        327,583
          10/31/03   HKD                    286,309,942     36,709,007         66,365
          10/31/03   JPY                  2,140,056,380     18,377,041        323,705
           9/26/03   NOK                    467,334,753     62,267,170         (2,110)
          10/31/03   NZD                      8,954,461      5,134,160        219,326
           9/26/03   SEK                    764,479,092     91,327,501      2,647,245
          10/31/03   SGD                     33,819,350     19,299,713        174,086
                                                                         ------------
                                                                         $  7,783,218
                                                                         ============
           Sales
          10/31/03   AUD                     15,621,248   $ 10,049,836   $   (495,248)
          10/31/03   CAD                     68,585,648     49,300,311     (1,876,823)
           9/26/03   CHF                     42,830,710     30,598,928        442,717
           9/26/03   DKK                     72,504,930     10,712,635       (359,579)
           9/26/03   EUR                    136,593,605    149,867,178     (4,127,159)
           9/26/03   GBP                     33,646,060     53,136,455       (569,168)
          10/31/03   HKD                    404,585,469     51,873,612        (95,773)
          10/31/03   JPY                 13,417,083,013    115,214,859     (2,363,073)
           9/26/03   NOK                    251,564,005     33,518,112        256,001
          10/31/03   NZD                     19,127,738     10,967,144       (467,371)
           9/26/03   SEK                    163,695,628     19,555,686       (817,976)
          10/31/03   SGD                      1,844,140      1,052,397         (8,729)
                                                                         ------------
                                                                         $(10,482,181)
                                                                         ============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
HKD - Hong Kong Dollar
CAD Canadian Dollar
JPY - Japanese Yen
CHF - Swiss Franc
NOK - Norwegian Krone
DKK - Danish Krona
NZD - New Zealand Dollar
EUR - Euro
SEK - Swedish Krona
GBP - British Pound
SGD -Singapore Dollar

      FUTURES CONTRACTS

                                                                               Net Unrealized
         Number of                                                Contract      Appreciation
         Contracts           Type            Expiration Date        Value      (Depreciation)
         ---------  ----------------------  ------------------  -------------  --------------
           Buys
             200    DAX                     September 2003       $19,161,000    $   716,266
             569    FTSE 100                September 2003        37,553,158        (38,834)
             123    MIB30                   September 2003        17,215,791       (133,049)
             745    MSCI                    September 2003        16,685,892         37,618
             264    TSE TOPIX               September 2003        22,682,550        869,550
                                                                                -----------
                                                                                $ 1,451,551
                                                                                ===========
           Sales
             202    S&P Toronto 60          September 2003       $12,331,298    $  (583,583)
             916    SPI 200                 September 2003        47,386,015     (1,205,576)
                                                                                -----------
                                                                                $(1,789,159)
                                                                                ===========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments of margin requirements of the relevant broker or exchange.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 91.0%
               ARGENTINA -- 0.3%
      235,269  Grupo Financiero Galicia SA ADR*                                952,839
      144,250  Petrobras Energia Participaciones SA ADR*                     1,081,875
      128,400  Telecom Argentina SA ADR*                                       743,436
       30,500  Tenaris SA ADR                                                  769,515
                                                                        --------------
                                                                             3,547,665
                                                                        --------------
               AUSTRALIA -- 3.9%
      512,137  Ansell Ltd                                                    2,237,495
      958,387  Aristocrat Leisure Ltd                                        1,035,928
      234,351  Australian Gas Light Co Ltd                                   1,632,116
    1,521,093  BHP Steel Ltd                                                 4,558,362
      844,580  Boral Ltd                                                     2,913,668
    2,857,368  CFS Gandel Retail Trust                                       2,441,249
      294,908  CSL Ltd                                                       3,225,859
    2,445,514  CSR Ltd                                                       3,197,375
    1,353,828  Deutsche Office Trust                                           963,892
    1,568,379  Investa Property Group                                        1,979,510
      111,733  Jupiters Ltd                                                    473,691
      244,405  Lion Nathan Ltd                                                 833,667
      810,301  Mayne Group Ltd                                               1,725,497
      383,591  Orica Ltd                                                     2,857,694
    1,265,599  Origin Energy Ltd                                             3,415,893
    1,366,897  Santos Ltd                                                    5,166,789
      131,346  Sonic Healthcare Ltd                                            562,791
      759,665  Southcorp Ltd                                                 1,519,332
      332,978  Stockland Trust Group Units                                   1,053,893
                                                                        --------------
                                                                            41,794,701
                                                                        --------------
               AUSTRIA -- 2.1%
       74,886  Austrian Airlines*                                              525,369
       11,261  Bau Holdings AG                                                 865,442
       56,328  Boehler Uddeholm (Bearer)                                     2,975,243
       11,136  Brau Union AG                                                 1,529,499
          106  BWT AG                                                            1,260
       52,603  Flughafen Wien AG                                             1,959,554
      272,339  Immofinanz Immobilien Anlagen AG*                             1,880,716
       43,955  Mayr-Melnhof Karton AG (Bearer)                               3,754,488
       12,952  Oesterreichische Brau Beteiligungs AG                         1,734,840

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               AUSTRIA -- CONTINUED
       45,237  RHI AG*                                                         602,942
       81,128  VA Technologie AG (Bearer)*                                   2,280,203
       72,321  Voestalpine AG                                                2,816,361
      119,094  Wienerberger AG                                               2,268,570
                                                                        --------------
                                                                            23,194,487
                                                                        --------------
               BELGIUM -- 1.6%
      132,959  AGFA-Gevaert NV                                               2,977,904
       22,922  Barco NV                                                      1,421,883
       19,359  Bekaert SA                                                      929,023
        8,759  CMB SA                                                          383,699
        8,771  Cofinimmo SA                                                  1,031,339
       40,330  Colruyt SA                                                    2,935,652
      114,042  Delhaize Group                                                4,421,049
       11,145  Sofina SA                                                       436,829
       29,351  Tessenderlo Chemie                                              913,564
       32,506  UCB SA                                                          864,015
        9,965  Umicore                                                         558,516
                                                                        --------------
                                                                            16,873,473
                                                                        --------------
               BRAZIL -- 0.1%
   30,859,907  Companhia Siderurgica Nacional SA                             1,037,001
   10,607,000  Compania Saneamento Basico SAO PA                               463,900
                                                                        --------------
                                                                             1,500,901
                                                                        --------------
               CANADA -- 5.2%
      175,500  Agrium Inc                                                    2,107,797
      221,400  ATI Technologies Inc*                                         3,335,804
       47,400  Cameco Corp                                                   1,640,198
      244,000  Canadian Tire Corp                                            6,156,508
      319,700  CGI Group Inc*                                                1,751,591
      203,100  CP Ships Ltd                                                  4,253,365
       77,000  Dofasco Inc                                                   1,740,223
       17,000  Fairfax Financial Holdings Ltd                                2,834,048
      301,600  Hudson's Bay Co                                               1,932,901
       85,100  MDS Inc                                                       1,187,099
      198,400  Methanex Corp                                                 1,986,646
      172,800  Moore Wallace Inc*                                            2,441,610
      173,700  Nexen Inc                                                     4,574,315

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CANADA -- CONTINUED
      148,800  Onex Corp                                                     1,651,963
       49,800  Penn West Petroleum Ltd*                                      1,620,928
      244,400  Quebecor Inc*                                                 3,337,012
      124,800  Quebecor World Inc                                            2,276,207
      304,000  Rogers Communications Inc                                     4,341,448
      116,600  Sears Canada Inc                                              1,567,668
       29,800  Sobeys Inc                                                      780,259
       81,700  Torstar Corp                                                  1,551,955
      207,600  TransAlta Corp                                                2,845,025
                                                                        --------------
                                                                            55,914,570
                                                                        --------------
               CHINA -- 0.8%
    1,872,000  Angang New Steel Co, Class H                                    648,054
    1,158,000  Beijing Datang Power Co Ltd                                     627,302
    1,860,000  Brilliance China Automotive Holdings Ltd                        590,241
    4,325,000  China Petroleum & Chemical Corp, Class H                      1,317,017
      308,400  China Resources Enterprise Ltd                                  298,540
      462,000  Cosco Pacific Ltd                                               515,351
      975,300  Denway Motors Ltd                                               550,215
      638,000  Huaneng Power International Inc, Class H                        875,278
    1,166,000  Legend Group Ltd                                                500,824
    3,708,000  PetroChina Co Ltd, Class H                                    1,295,531
      196,000  Shanghai Industrial Holdings Ltd, Class H                       326,694
    1,180,000  Yanzhou Coal Mining Co Ltd, Class H                             692,173
                                                                        --------------
                                                                             8,237,220
                                                                        --------------
               CZECH REPUBLIC -- 0.0%
       26,700  Ceske Radiokomunikace*                                          256,768
                                                                        --------------
               FINLAND -- 2.1%
       57,550  Amer Group, Class A                                           1,810,226
      147,100  Elisa Oyj*                                                    1,437,360
       95,900  Finnair, Class A                                                498,015
      255,400  Huhtamaki Oyj, Class I                                        2,579,714
        6,700  KCI Konecranes Oyj                                              196,477
      191,500  Kemira Oyj                                                    1,652,548
      199,400  Kesko Oyj                                                     2,576,703
       79,200  Metso Oyj                                                       817,365
      185,900  M-real Oyj                                                    1,647,084

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINLAND -- CONTINUED
       10,300  Nokian Renkaat OYJ                                              569,942
       45,800  Orion-Yhtymae Oyj                                               784,428
      144,900  Pohjola Group Plc                                             2,588,324
      239,429  Rautaruukki Oyj*                                              1,256,514
       97,400  Sponda Oyj                                                      577,451
        3,200  Stockmann Oyj AB, Class A                                        55,931
       37,097  Stockmann Oyj AB, Class B                                       646,366
       45,100  Uponor Oyj                                                    1,015,063
        5,700  Wartsila Oyj ABP                                                 79,477
      104,300  Wartsila Oyj, Class B                                         1,417,646
                                                                        --------------
                                                                            22,206,634
                                                                        --------------
               FRANCE -- 5.3%
       98,791  Air France                                                    1,556,439
    1,474,556  Alstom*                                                       3,626,370
      280,308  Altran Technologies SA*                                       2,803,604
      108,098  Business Objects SA*                                          2,883,943
      108,945  Cap Gemini SA*                                                4,479,421
       72,074  Dassault Systemes SA                                          2,603,378
       12,044  Eiffage SA                                                    1,098,840
      281,168  Equant NV*                                                    2,182,469
       96,617  Essilor International SA                                      3,924,805
       22,516  Eurazeo                                                       1,159,383
      147,714  Euronext NV                                                   3,700,838
       27,269  Gecina SA                                                     3,083,679
    1,023,975  Havas SA                                                      4,777,944
        5,097  Hermes International                                            800,227
      200,362  JC Decaux SA*                                                 2,666,127
       21,040  Remy Cointreau SA                                               650,953
      275,868  Rhodia SA                                                     1,920,231
       17,949  Sagem SA                                                      1,616,894
      454,496  SCOR SA*                                                      2,395,158
          379  Seb SA                                                           32,102
       19,361  Technip SA                                                    1,741,965
       49,186  Unibail                                                       3,682,889
       12,717  Vallourec                                                       839,814
       39,774  Wendel Investissement                                         1,314,403
       83,835  Zodiac SA                                                     2,226,507
                                                                        --------------
                                                                            57,768,383
                                                                        --------------

              See accompanying notes to the financial statements.
4

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               GERMANY -- 6.1%
       21,151  Aareal Bank AG                                                  482,547
       36,730  Adidas-Salomon AG                                             3,072,831
      191,793  Aixtron AG                                                    1,050,742
        2,402  AMB Aachener & Muenchener AG                                    136,235
        1,500  AVA Allg Handels der Verbrau                                     48,253
       78,570  Bankgesellschaft Berlin AG*                                     190,639
       28,370  Bewag AG, Class A                                               451,638
        2,450  BHW Holding AG                                                   20,443
       65,950  Bilfinger & Berger                                            1,799,302
       91,431  Celanese AG                                                   2,790,622
      316,180  Continental AG                                                8,140,293
       87,500  Deutsche Lufthansa AG                                         1,201,789
       45,895  Douglas Holdings AG                                           1,124,663
      227,611  Epcos AG*                                                     3,848,369
       64,696  HeidelbergCement AG*                                          2,301,364
       32,480  Hochtief AG                                                     606,216
       43,443  IKB Deutsche Industriebank AG                                   786,985
       46,375  IWKA AG                                                         628,292
      124,558  KarstadtQuelle AG                                             3,253,336
      379,677  MAN AG                                                        8,299,431
       54,207  Medion AG                                                     2,142,499
      101,652  Merck KGaA                                                    2,959,731
      159,643  MG Technologies AG                                            1,594,976
       29,809  Puma AG Rudolf Dassler Sport                                  3,338,185
      154,339  Qiagen NV*                                                    2,007,968
       77,540  Schwarz Pharma AG                                             1,855,859
       35,105  Software AG*                                                    597,398
        1,419  Springer (Axel) AG                                               91,917
       51,168  Sudzucker AG                                                    800,527
      581,112  TUI AG                                                        9,123,441
      463,595  WCM Beteiligungs & Grundbesitz*                               1,109,578
                                                                        --------------
                                                                            65,856,069
                                                                        --------------
               HONG KONG -- 1.7%
      345,500  Asia Satellite Telecommunications Holdings Ltd                  551,517
      476,500  ASM Pacific Technology                                        1,600,685
      209,600  Dah Sing Financial Services                                   1,241,580
      213,000  Esprit Holdings Ltd                                             533,910
    5,046,000  First Pacific Co*                                               821,661
      621,000  Great Eagle Holdings Ltd                                        589,203

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HONG KONG -- CONTINUED
      345,000  Guoco Group                                                   2,255,957
    1,866,000  Hang Lung Group Co Ltd                                        1,914,006
    1,603,200  HKR International Ltd*                                          457,361
       98,700  Hong Kong Aircraft Engineering Co Ltd                           358,766
       28,400  KMB Holdings Ltd                                                133,637
       28,000  Mandarin Oriental*                                               14,000
    6,924,000  New World Development Co Ltd                                  4,971,491
    3,254,000  QPL International Holdings Ltd*                                 949,162
       22,212  SCMP Group Ltd                                                    9,398
    6,553,000  Shun Tak Holdings Ltd                                         2,268,535
       90,000  Sino Land                                                        42,119
                                                                        --------------
                                                                            18,712,988
                                                                        --------------
               INDIA -- 0.3%
       17,700  Dr. Reddy's Laboratories Ltd ADR                                448,695
       45,300  ICICI Bank Ltd ADR                                              438,957
        9,100  Infosys Technologies ADR                                        515,515
       15,700  ITC Ltd GDR                                                     305,679
       30,400  Ranbaxy Laboratories Ltd GDR                                    708,016
       41,800  State Bank of India GDR                                       1,049,180
                                                                        --------------
                                                                             3,466,042
                                                                        --------------
               INDONESIA -- 0.3%
      848,000  Astra International Tbk*                                        379,776
    1,710,000  Bank Central Asia Tbk                                           589,481
      194,000  Bank Mandiri Persero PT*                                         19,434
    1,101,000  HM Sampoerna Tbk                                                525,522
    6,825,000  Indofood Sukses Makmur Tbk                                      542,943
      471,000  Indonesian Satellite Corp Tbk PT                                449,629
    2,068,000  Telekomunikasi Indonesia Tbk PT, Class B                      1,115,038
                                                                        --------------
                                                                             3,621,823
                                                                        --------------
               IRELAND -- 0.4%
      111,171  DCC Ord                                                       1,305,985
      765,917  Fyffes Ord                                                    1,219,305
      343,405  Independent News & Media Plc                                    629,631
      107,032  Kerry Group Plc                                               1,698,026
                                                                        --------------
                                                                             4,852,947
                                                                        --------------

              See accompanying notes to the financial statements.
6

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               ISRAEL -- 0.1%
       59,800  Check Point Software Technologies*                            1,044,706
      122,100  Machteshim Agan Industries                                      325,582
                                                                        --------------
                                                                             1,370,288
                                                                        --------------
               ITALY -- 4.1%
    2,057,370  Banca Nazionale Del Lavoro SPA*                               3,200,700
       38,266  Banca Popolare di Cremona Scrl                                  799,073
      276,479  Banca Popolare di Lodi Scrl                                   2,604,427
    1,586,099  Banca Popolare di Milano                                      7,261,547
      258,316  Banche Popolari Unite Scrl*                                   3,939,275
      127,163  Benetton Group SPA                                            1,291,413
      478,960  Bulgari SPA                                                   3,186,652
      866,444  Capitalia SPA*                                                1,750,335
       48,084  e.Biscom*                                                     1,710,442
      102,000  Fornara SPA(a)*(b)                                                   --
      213,400  Grassetto SPA*(b)(a)                                              2,343
      514,486  IFIL Finanziaria di Partecipazioni SPA*                       1,301,989
      108,339  Italcementi SPA                                               1,254,874
      104,574  Lottomatica SPA                                               1,748,584
    1,385,568  Parmalat Finanziaria SPA                                      4,479,978
    7,820,610  Pirelli & Co                                                  5,623,992
      629,975  RCS MediaGroup SPA*                                           1,860,537
      299,520  Tiscali SPA*                                                  1,907,289
                                                                        --------------
                                                                            43,923,450
                                                                        --------------
               JAPAN -- 16.0%
      680,000  AIOI Insurance Co Ltd                                         1,719,232
      156,700  Aoyama Trading                                                2,492,588
       27,000  Bandai Co                                                     1,159,325
      765,000  Bosch Automotive Systems Corp*                                3,324,092
      320,000  Brother Industries Ltd                                        2,838,533
      344,000  Calsonic Kansei Corp                                          2,158,108
      140,000  Canon Sales Co Inc                                            1,072,677
      295,000  Casio Computer Co Ltd                                         2,288,096
      370,000  Chiyoda Corp*                                                 2,146,812
       22,000  Chudenko Corp                                                   271,512
      166,000  Citizen Watch Co Ltd                                          1,232,053
      802,000  Cosmo Oil Co Ltd                                              1,409,068
      450,000  Daido Steel Co Ltd                                              910,182

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
    1,025,500  Daiei Inc*                                                    1,467,762
       36,700  Daiichikosho Co Ltd                                           1,210,962
    1,463,000  Dainippon Ink and Chemicals Inc                               3,109,565
      121,000  Dainippon Screen Manufacturing Co Ltd*                          755,991
       51,000  Ezaki Glico Co Ltd                                              304,217
      106,200  FamilyMart                                                    2,120,723
      559,000  Furukawa Electric Co Ltd                                      2,031,334
      153,000  Gunze Ltd                                                       621,546
       18,500  H I S Co Ltd                                                    270,333
      644,400  Haseko Corp*                                                    640,644
    1,752,500  Hitachi Zosen Corp*                                           1,952,563
       29,000  House Foods Corp                                                269,421
      876,000  Ishikawajima-Harima Heavy Industries                          1,388,927
    2,759,000  Isuzu Motors Ltd*                                             5,107,508
      249,000  Itoham Foods Inc                                                949,649
       87,000  Izumiya Co Ltd                                                  383,253
      140,000  Japan Securities Finance Co                                     646,726
      309,000  Kamigumi Co Ltd                                               1,776,988
      180,000  Kandenko Co                                                     612,444
    1,123,000  Kanebo Ltd*                                                   1,366,695
    3,769,000  Kawasaki Heavy Industries Ltd                                 4,780,699
    1,916,000  Kawasaki Kisen Kaisha Ltd                                     6,535,550
    1,330,000  Kenwood Corp*                                                 3,886,956
      215,000  Kikkoman Corp                                                 1,363,558
       91,000  Kissei Pharmaceutical Co Ltd                                  1,195,603
    1,920,000  Kobe Steel Ltd*                                               2,237,916
       13,499  Konica Minolta Holdings Inc                                     184,992
       76,000  Kyudenko Corp                                                   265,101
       87,000  Lopro Corp*                                                     391,455
      219,000  Maeda Corp                                                      718,864
      114,000  Maeda Road Construction                                         565,701
       90,000  Makita Corp                                                     810,679
    2,874,000  Marubeni Corp                                                 4,335,139
       22,100  Matsumotokiyoshi Co Ltd                                         958,399
      267,000  Meiji Dairies Corp                                              919,901
      442,000  Mitsubishi Gas Chemical Co Inc                                1,117,501
    3,244,000  Mitsubishi Materials Corp*                                    4,837,641
    1,022,000  Mitsui Engineering & Shipbuilding                             1,322,609
    1,222,000  Mitsui Trust Holding Inc*                                     4,042,612
       59,000  Mitsumi Electric Co Ltd                                         699,829

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      128,000  Nagase & Co                                                     739,390
        8,000  Nagoya Railroad Co Ltd*                                          22,352
      272,000  Nichiro Corp                                                    356,668
      121,000  Nippon Chemi-Con Corp                                           445,920
       55,000  Nippon Electric Glass Co Ltd                                    610,430
      128,000  Nippon Hodo Co                                                  592,389
    2,293,000  Nippon Light Metal                                            4,402,057
      115,000  Nippon Meat Packers Inc                                       1,109,787
    1,748,000  Nippon Mining Holdings Inc                                    4,179,739
    1,301,000  Nippon Shinpan Co                                             2,096,229
      153,000  Nippon Soda Co Ltd                                              363,224
      989,000  Nippon Suisan Kaisha Ltd                                      2,271,615
      647,000  Nishimatsu Construction                                       2,040,590
      199,000  Nisshin Seifun Group Inc                                      1,453,102
    2,433,000  Nisshin Steel Co Ltd                                          3,711,639
      382,090  Nissho Iwai-Nichimen Holdings Corp*                           1,293,500
        6,000  Noritake Co Ltd                                                  20,723
      286,000  NTN Corp                                                      1,375,094
      146,000  Okasan Securities Co Ltd                                        520,535
      662,000  Oki Electric Industry Co Ltd*                                 2,258,108
    1,083,000  Orient Corp*                                                  1,661,442
          247  Rakuten Inc                                                     582,148
        2,000  Royal Co Ltd                                                     13,507
       78,700  Ryosan Co                                                     1,126,406
       36,000  Sanki Engineering                                               178,642
      145,000  Sanyo Securities Co Ltd(a)*(b)                                    1,243
      259,000  Seino Transportation Co Ltd                                   1,456,154
      123,000  Sekisui Chemical Co Ltd                                         510,216
       11,720  SFCG Co Ltd                                                   1,345,972
       48,700  Shimachu Co                                                     872,326
       18,800  Shinko Electric Industries                                      530,099
    1,002,000  Shinko Securities Co Ltd*                                     2,310,062
      924,000  Showa Denko*                                                  1,758,039
       99,500  Snow Brand Milk Products Co Ltd*                                274,589
       42,000  Square Enix Co Ltd                                              842,304
    2,572,000  Sumitomo Heavy Industries Ltd*                                5,621,015
    3,205,000  Sumitomo Metal Industries Ltd                                 2,856,702
    1,002,000  Sumitomo Realty and Development Co Ltd                        6,492,218
      140,000  Sumitomo Rubber Industries Inc                                  655,125
      119,000  Suruga Bank Ltd/The                                             670,063

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       41,000  Suzuken Co Ltd                                                1,004,971
    2,030,600  Taiheiyo Cement Corp                                          4,141,951
    1,517,000  Taisei Corp                                                   3,705,391
      480,000  Toda Corp                                                     1,193,007
      295,000  Toho Gas Co Ltd                                                 771,126
    1,064,000  Tokyu Land Corp                                               1,814,673
      170,000  Toshiba TEC Corp                                                728,488
      168,000  Toyo Ink Manufacturing Co Ltd                                   526,980
      159,000  Tsumura & Co*                                                 1,327,271
      928,000  Ube Industries Ltd                                            1,646,349
      161,000  Victor Co of Japan Ltd*                                       1,382,602
       66,000  Wacoal Corp                                                     524,357
      160,000  Yamaha Motor Co                                               1,645,526
      238,000  Yodogawa Steel Works                                            864,861
      300,000  Yokohama Rubber Co                                              815,050
                                                                        --------------
                                                                           172,894,200
                                                                        --------------
               MALAYSIA -- 0.0%
      357,000  Promet Berhad(a)*(b)                                                939
      312,000  Rekapacific Berhad*(b)                                              821
                                                                        --------------
                                                                                 1,760
                                                                        --------------
               MEXICO -- 0.2%
      210,000  Cemex SA de CV CPO                                            1,043,053
      115,000  Grupo Financiero Banorte SA de CV                               306,444
      540,000  Grupo Financiero BBVA Bancomer SA*                              438,539
                                                                        --------------
                                                                             1,788,036
                                                                        --------------
               NETHERLANDS -- 5.3%
      874,680  Buhrmann NV*                                                  7,211,937
      115,827  Corio NV                                                      3,549,216
      161,925  CSM                                                           3,262,216
    4,886,595  Getronics NV*                                                 5,311,343
      891,172  Hagemeyer NV                                                  3,238,563
       91,915  Hunter Douglas NV                                             3,061,715
      303,184  KLM NV                                                        3,368,601
      388,637  Koninklijke Vendex KBB NV                                     4,399,118
      583,954  Numico NV                                                    11,328,645
      304,274  OCE NV                                                        3,921,893

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               NETHERLANDS -- CONTINUED
      168,993  Randstad Holdings NV                                          2,272,833
       17,008  Rodamco Europe NV                                               850,932
      191,859  Van der Moolen Holding NV                                     2,550,875
       50,294  Wereldhave NV                                                 2,932,064
                                                                        --------------
                                                                            57,259,951
                                                                        --------------
               NEW ZEALAND -- 0.2%
      861,108  Fletcher Building Ltd                                         2,087,171
                                                                        --------------
               PHILIPPINES -- 0.2%
    4,231,000  Ayala Land Inc                                                  446,422
      453,000  Bank of the Philippine Islands                                  337,875
      107,000  Philippine Long Distance Telephone*                           1,041,386
    2,967,000  SM Prime Holdings                                               291,464
                                                                        --------------
                                                                             2,117,147
                                                                        --------------
               POLAND -- 0.3%
       20,200  Bank Pekao SA                                                   642,996
       13,700  BRE Bank SA*                                                    389,552
      132,900  KGHM Polska Miedz SA*                                           688,904
      113,000  Polski Koncern Naftowy Orlen                                    702,331
      127,500  Telekomunikacja Polska SA                                       534,184
                                                                        --------------
                                                                             2,957,967
                                                                        --------------
               PORTUGAL -- 0.3%
      176,379  PT Multimedia Servicos de Telecomunicacoes e Multimedia
                 SGPS SA*                                                    2,889,206
                                                                        --------------
               RUSSIA -- 0.1%
       17,600  MMC Norilsk Nickel ADR                                          695,200
       15,200  Tatneft ADR                                                     349,600
                                                                        --------------
                                                                             1,044,800
                                                                        --------------
               SINGAPORE -- 2.9%
    2,406,797  ComfortDelgro Corp Ltd                                        1,119,025
      504,600  Creative Technology Ltd                                       5,210,371
    2,850,000  Datacraft Asia Ltd*                                           3,021,000
      343,000  Elec & Eltek International Co Ltd                               737,450
    2,661,000  GES International Ltd                                           842,521

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SINGAPORE -- CONTINUED
      149,000  Hotel Properties Ltd                                             87,552
      150,570  Interra Resources Ltd*                                           23,192
    1,824,000  Keppel Land Ltd                                               1,592,059
      115,000  Marco Polo Developments Ltd                                     118,746
    3,604,000  MobileOne Ltd                                                 2,837,310
    7,459,000  Neptune Orient Lines Ltd*                                     7,829,631
   11,500,100  Pacific Century Region Developments Ltd*                      1,672,957
      933,000  SembCorp Industries Ltd                                         697,262
    2,186,000  Singapore Exchange Ltd                                        2,057,676
    1,141,000  ST Assembly Test Services Ltd*                                1,458,064
    2,520,000  Want Want Holdings Ltd                                        2,268,000
                                                                        --------------
                                                                            31,572,816
                                                                        --------------
               SOUTH AFRICA -- 0.5%
       81,764  ABSA Group Ltd                                                  395,434
      356,000  FirstRand Ltd                                                   369,113
       11,990  Impala Platinum Holdings Ltd                                    932,357
      106,065  Iscor Ltd                                                       299,529
       28,000  Nedcor Ltd                                                      317,817
       75,000  Remgro Ltd                                                      624,147
      422,000  Sanlam Ltd                                                      417,394
       83,000  Sasol Ltd                                                       962,483
      137,000  Standard Bank Investment Corp                                   614,911
       58,900  Tiger Brands Ltd                                                577,750
                                                                        --------------
                                                                             5,510,935
                                                                        --------------
               SOUTH KOREA -- 1.1%
       69,500  Hankook Tire Co Ltd                                             403,463
        6,500  Hankuk Electric Glass Co Ltd                                    546,149
       46,100  Hansol Paper Co                                                 264,099
       74,000  Hyundai Department Store Co Ltd*                                979,758
       72,700  Hyundai Industrial Development                                  577,528
       22,300  Hyundai Mobis                                                   785,445
       34,700  Hyundai Motor Co                                              1,154,458
       84,700  Hyundai Securities Co*                                          554,243
       44,300  Inchon Iron & Steel Co                                          282,738
        4,900  Kangwon Land Inc                                                550,197
       94,800  KIA Motors Corp                                                 734,584
       13,000  LG Electronics Inc                                              706,132

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SOUTH KOREA -- CONTINUED
       38,800  LG Engineering & Construction Ltd                               648,725
       48,300  LG International Corp                                           320,565
       32,900  LG Investment & Securities Co Ltd                               396,503
       94,800  Samsung Corp                                                    683,896
        8,400  Samsung SDI Co Ltd                                              787,778
        3,500  Shinsegae Co Ltd                                                620,836
       56,900  SK Corp                                                         806,476
                                                                        --------------
                                                                            11,803,573
                                                                        --------------
               SPAIN -- 2.8%
       36,786  Acciona SA                                                    1,898,205
       77,316  ACS Actividades Cons y Serv                                   3,240,069
      173,597  Aguas de Barcelona SA                                         2,220,398
       47,487  Corp Financiera Alba                                          1,151,162
      252,768  Corp Mapfre SA                                                2,775,140
        4,186  Ebro Puleva SA                                                   37,915
      396,608  Enagas                                                        3,304,959
    2,021,626  Iberia (Lineas Aer de Espana)                                 4,194,937
      155,190  Indra Sistemas SA                                             1,717,462
      545,956  Sacyr Vallehermoso SA                                         5,994,051
      392,678  Telefonica Publicidad e Informacion SA                        1,819,331
       96,620  Zardoya-Otis SA                                               1,566,788
                                                                        --------------
                                                                            29,920,417
                                                                        --------------
               SWEDEN -- 2.8%
       22,400  Custos AB                                                       428,647
       70,500  Drott AB, Class B                                               978,089
      462,200  Eniro AB                                                      3,786,622
      398,048  Gambro AB, Class A                                            2,689,771
      287,712  Gambro AB, Class B                                            1,926,981
       38,300  Getinge Industrier AB, Class B                                1,181,816
       45,570  Holmen AB, Class B                                            1,392,520
       63,110  Kinnevik Investment, Class B                                  1,335,989
       35,900  Lundbergforetagen AB                                            953,189
        4,550  Nobel Biocare AB*(b)                                            323,733
        7,000  Nobel Biocare Holding AG                                        553,389
        1,300  SAAB AB, Class B                                                 17,336
      708,200  Skanska AB, Class B                                           4,616,191
       31,935  SKF AB, Series A                                                989,232

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SWEDEN -- CONTINUED
       95,570  SSAB Swedish Steel, Class A                                   1,303,040
      936,200  Swedish Match AB                                              6,326,281
      218,800  Telelogic AB*                                                   206,731
       83,700  Trelleborg AB, Class B                                        1,041,095
                                                                        --------------
                                                                            30,050,652
                                                                        --------------
               SWITZERLAND -- 2.8%
       13,921  Actelion Ltd*                                                   993,967
       35,999  Baloise Holding Ltd                                           1,165,653
        2,929  Centerpulse AG*                                                 805,159
      238,699  Clariant AG*                                                  3,238,214
        2,111  Forbo Holdings AG (Registered)*                                 565,224
        6,227  Geberit AG                                                    2,134,133
        2,058  Helvetia Patria Holding                                         257,149
           40  Intershop Holdings AG (Bearer)*                                  10,853
          190  Jelmoli Holding AG (Registered)                                  26,590
        6,417  Kuoni Reisen Holdings AG (Registered)                         1,757,109
       44,545  Micronas Semiconductor Hold*                                  1,240,409
           50  Motor-Columbus (Bearer)                                          87,466
          848  Movenpick Holdings (Bearer)*                                    445,025
          344  Pargesa Holdings SA (Bearer)                                    701,730
        3,763  SIG Holding AG                                                  483,624
       17,405  Sulzer AG (Registered)                                        3,591,478
       65,529  Swiss Life Holding*                                           7,357,420
        8,934  Unaxis Holding AG                                               918,565
        8,619  Valora Holding AG                                             1,661,583
       51,036  Vontobel Holdings AG                                            956,549
       13,796  ZKB Finanz Vision AG*                                         1,507,114
       10,500  ZKB Pharma Vision AG*                                           897,772
                                                                        --------------
                                                                            30,802,786
                                                                        --------------
               TAIWAN -- 0.9%
      346,436  Acer Inc                                                        512,179
      316,125  Asustek Computer Inc                                            851,440
      292,000  Benq Corp                                                       431,700
    1,352,820  China Development Financial Holding Corp                        506,941
    1,020,075  China Steel Corp                                                815,272
       10,720  Chunghwa Telecom Co Ltd ADR                                     151,366
      363,055  Compal Electronics Inc                                          552,692

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TAIWAN -- CONTINUED
      206,850  Delta Electronics Inc                                           272,506
      454,680  Formosa Chemicals & Fibre Co                                    593,674
      202,650  GigaByte Technology Co Ltd                                      415,291
       34,800  Hon Hai Precision Industry Co Ltd                               143,650
      694,050  International Bank of Taipei                                    325,101
      749,900  Inventec Co Ltd                                                 456,640
       90,450  MediaTek Inc                                                    900,316
      342,953  Micro-Star International Co Ltd                                 607,432
      373,000  Nan Ya Plastic Corp                                             447,714
      393,000  Prodisc Technology Inc*                                         363,569
      239,800  Quanta Computer Inc                                             593,217
    1,436,000  Waterland Financial Holdings*                                   372,053
      520,000  Yulon Motor Co Ltd                                              602,846
                                                                        --------------
                                                                             9,915,599
                                                                        --------------
               THAILAND -- 0.3%
      346,000  Advanced Info Service Pcl (Foreign Registered)                  467,340
      522,000  Bangkok Expressway Pcl (Foreign Registered)(b)                  292,188
    2,200,000  Charoen Pokphand Foods Pcl (Foreign Registered)(b)              283,767
    2,834,400  Jasmine International Pcl (Foreign Registered)*(b)              772,579
       87,700  PTT Exploration & Production Pcl (Foreign
                 Registered)(b)                                                337,226
      312,500  PTT Pcl (Foreign Registered)(b)                                 555,184
                                                                        --------------
                                                                             2,708,284
                                                                        --------------
               TURKEY -- 0.2%
   53,190,000  Aksa Akrilik Kimya Sanayii                                      413,605
  114,183,997  Aksigorta AS                                                    344,161
  122,885,402  Arcelik AS                                                      425,179
   20,000,000  Aselsan Askeri Elektroni                                        137,685
  105,437,570  Trakya Cam Sanayii                                              265,145
   85,259,999  Tupras Turkiye Petrol Rafine                                    693,393
  110,271,584  Turkiye IS Bankasi*                                             409,069
                                                                        --------------
                                                                             2,688,237
                                                                        --------------
               UNITED KINGDOM -- 19.7%
      408,922  Aegis Group Plc                                                 630,642
      156,736  Arriva Plc                                                      937,127
      545,161  AWG Plc*                                                      4,544,365
      911,970  Barratt Developments Plc                                      7,486,619

              See accompanying notes to the financial statements.             15

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      459,299  BBA Group Plc                                                 1,816,240
      327,759  Berkeley Group Plc                                            4,611,460
      516,425  Britannic Group Plc                                           2,144,245
      244,100  British Energy Plc*                                              23,205
      506,100  Capita Group Plc                                              1,931,263
      824,208  Carlton Communications Plc                                    2,274,941
        1,500  Carlton Communications Plc ADR                                   20,535
      546,097  Cattle's Plc                                                  3,057,813
      267,047  Charter Plc (Registered)*                                       316,801
       82,297  Close Brothers Group Plc                                        979,554
      173,101  Cobham Group Plc                                              3,135,039
    2,430,512  Colt Telecom Group Plc*                                       4,152,019
    6,537,847  Cookson Group Plc*                                            3,490,168
    8,567,509  Corus Group Plc*                                              4,099,376
      240,096  Davis Service Group Plc                                       1,581,750
      276,414  De La Rue Plc                                                 1,176,116
      229,954  De Vere Group Plc                                             1,473,105
      666,559  Debenhams Plc                                                 4,559,976
      193,842  Dixons Group Plc (New Shares)                                   422,355
      502,485  Edonis Plc*                                                     548,416
      282,884  Eidos Plc*                                                      574,976
      517,947  Electrocomponents Plc                                         3,113,198
      102,533  Emap Plc                                                      1,385,842
      786,222  EMI Group Plc                                                 1,924,481
       49,547  Enterprise Inns Plc                                             667,329
      314,155  Firstgroup Plc                                                1,427,387
    1,467,362  FKI Plc                                                       2,645,940
      825,111  Friends Provident Plc                                         1,784,751
      352,186  Great Portland Estates Plc                                    1,300,759
    1,387,308  Hays Plc                                                      2,523,531
      376,723  IMI Plc                                                       1,984,286
    1,680,872  Imperial Chemical Industries Plc                              5,157,915
      201,364  Inchcape Plc                                                  4,013,195
    1,056,676  International Power Plc*                                      2,507,096
    5,628,807  Invensys Plc                                                  2,871,335
      945,399  Kelda Group Plc                                               6,123,601
      314,152  Laird Group                                                   1,180,161
      146,638  Liberty International Plc                                     1,545,911
    2,250,446  LogicaCMG Plc                                                 7,128,185
      470,421  Misys Plc                                                     2,094,609

16            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      562,657  Morgan Crucible Co*                                           1,023,480
      192,846  Mothercare Plc*                                                 590,241
    1,169,833  Northern Foods Plc                                            2,932,858
      553,706  Novar Plc                                                     1,134,193
      493,455  Peninsular & Oriental Steam Navigation Co                     2,007,894
      168,963  Pennon Group Plc                                              1,552,764
      461,440  Provident Financial Plc                                       4,663,951
      133,247  RAC Plc                                                       1,266,688
      764,832  Rank Group Plc                                                3,432,731
      355,078  RMC Group Plc                                                 3,118,532
    4,161,561  Rolls-Royce Group Plc                                        11,173,877
    3,732,581  Royal & Sun Alliance Insurance Group                          8,177,054
      208,286  Schroders Plc                                                 2,335,022
      989,410  Securicor Plc                                                 1,338,074
      564,380  Severn Trent Plc                                              5,713,332
      533,014  Shire Pharmaceuticals Plc*                                    4,029,994
      383,908  Slough Estates Plc                                            2,271,102
      574,456  Smith (WH) Group Plc                                          3,207,520
      549,912  Somerfield Plc                                                1,117,723
    2,882,212  Stagecoach Holdings Plc                                       3,510,383
      499,171  Tate & Lyle Plc                                               2,791,108
    1,897,975  Taylor Woodrow Plc                                            6,844,838
      150,856  TDG Plc                                                         490,357
    4,360,162  THUS Group Plc*                                               2,103,489
    1,257,213  Tomkins Plc                                                   5,225,038
      102,655  Travis Perkins Plc                                            2,037,801
      343,635  Trinity Mirror Plc                                            2,848,174
      280,959  United Business Media Plc                                     1,955,390
      726,689  Whitbread Plc                                                 8,580,572
      345,768  Wilson (Connolly) Holdings                                    1,140,325
       59,211  Wilson Bowden Plc                                             1,002,130
      935,881  Wimpey (George)                                               5,773,286
                                                                        --------------
                                                                           212,757,539
                                                                        --------------

               TOTAL COMMON STOCKS (COST $834,728,922)                     983,869,485
                                                                        --------------
               PREFERRED STOCKS -- 1.4%
               BRAZIL -- 0.9%
    3,238,000  Ambev Ciade Rebid 1.67%                                         716,275

              See accompanying notes to the financial statements.             17

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               BRAZIL -- CONTINUED
  216,311,000  Banco Bradesco SA 1.23%                                         921,933
   14,314,000  Banco Itau Holding Financeira SA                              1,085,273
   47,073,764  Brasil Telecom Participacoes SA 2.19%                           357,544
   57,725,000  Cia Energetica de Minas Gerais 2.88%                            631,446
       20,050  Compania Vale do Rio Doce, Class A                              687,293
   94,064,000  Electrobras, Class B (Registered) 9.83%                         781,484
  280,993,000  Embratel Participacoes SA*                                      576,980
       29,400  Empresa Brasileira de Aeronautica SA ADR                        599,466
      930,300  Investimentos Itau SA 2.68%                                     889,142
  362,703,000  Tele Centro Oeste Celular Participacoes SA 6.78%                737,410
   64,876,582  Tele Norte Leste Participacoes SA 3.44%                         845,521
   22,686,000  Telemar Norte Leste SA                                          344,466
      137,200  Usinas Siderrurgicas de Minas Gerais SA 4.57%                   787,707
                                                                        --------------
                                                                             9,961,940
                                                                        --------------
               GERMANY -- 0.4%
       48,100  Dyckerhoff AG (Non Voting) 11.72%*                              656,944
       49,679  Fresenius AG (Non Voting) 4.08%                               2,482,778
       35,500  Rheinmetall AG (Non Voting) 3.92%                               798,607
                                                                        --------------
                                                                             3,938,329
                                                                        --------------
               ITALY -- 0.1%
       94,162  IFI Istituto Finanziario Industries 4.82%*                      647,162
                                                                        --------------
               SOUTH KOREA -- 0.0%
       26,200  Hyundai Motor Co 5.05%                                          398,031
                                                                        --------------

               TOTAL PREFERRED STOCKS (COST $12,828,333)                    14,945,462
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 19.2%
               CASH EQUIVALENTS -- 18.4%
$  14,300,000  Banc One Corp, 1.00%, due 9/02/03                            14,300,000
$  53,400,000  Bank of Scotland Time Deposit, 1.03%, due 09/02/03           53,400,000
$ 131,858,029  The Boston Global Investment Trust(c)                       131,858,029
                                                                        --------------
                                                                           199,558,029
                                                                        --------------

              See accompanying notes to the financial statements.
18

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               U.S. GOVERNMENT -- 0.8%
$   8,530,000  U.S. Treasury Bill, 0.93%, due 10/23/03(d)                    8,516,910
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $208,074,939)            208,074,939
                                                                        --------------
               TOTAL INVESTMENTS -- 111.6%
               (Cost $1,055,632,194)                                     1,206,889,886

               Other Assets and Liabilities (net) -- (11.6%)              (125,877,063)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $1,081,012,823
                                                                        ==============

               NOTES TO SCHEDULE OF INVESTMENTS:

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 *    Non-income producing security.

 (a)  Bankrupt issuer.

 (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (c)  Represents investment of security lending collateral (Note 1).

 (d) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.             19

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Consumer Discretionary                                         20.9%
Industrials                                                    20.4
Financials                                                     17.3
Materials                                                      11.5
Information Technology                                          9.6
Consumer Staples                                                7.2
Health Care                                                     4.1
Utilities                                                       3.5
Energy                                                          3.2
Telecommunication Services                                      2.3
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.
20

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $123,196,738 (cost $1,055,632,194) (Note 1)               $1,206,889,886
   Cash                                                               92,190
   Foreign currency, at value (cost $1,374,716) (Note 1)           1,856,157
   Receivable for investments sold                                   695,534
   Receivable for Fund shares sold                                 3,660,000
   Dividends and interest receivable                               1,182,611
   Foreign taxes receivable                                          264,137
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                3,586,412
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  376,795
   Receivable for closed forward foreign currency contracts
    (Note 1)                                                         805,367
   Receivable for expenses reimbursed by Manager (Note 2)             97,464
                                                              --------------

      Total assets                                             1,219,506,553
                                                              --------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)             131,858,029
   Payable for Fund shares repurchased                             1,500,000
   Payable to affiliate for (Note 2):
      Management fee                                                 513,393
      Shareholder service fee                                        128,348
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                4,349,231
   Accrued expenses                                                  144,729
                                                              --------------

      Total liabilities                                          138,493,730
                                                              --------------
NET ASSETS                                                    $1,081,012,823
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $  927,445,759
   Accumulated undistributed net investment income                 6,238,360
   Accumulated net realized loss                                  (9,178,320)
   Net unrealized appreciation                                   156,507,024
                                                              --------------
                                                              $1,081,012,823
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $1,081,012,823
                                                              ==============

SHARES OUTSTANDING:
   Class III                                                      80,818,806
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class III                                                  $        13.38
                                                              ==============

              See accompanying notes to the financial statements.             21

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $1,504,987)         $ 13,426,621
   Interest (including securities lending income of
    $946,906)                                                    1,246,284
                                                              ------------

         Total income                                           14,672,905
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       2,292,806
   Custodian fees                                                  403,393
   Audit fees                                                       29,624
   Transfer agent fees                                              15,456
   Legal fees                                                       12,144
   Trustees fees and related expenses (Note 2)                       6,693
   Registration fees                                                 2,392
   Miscellaneous                                                    37,206
   Fees reimbursed by Manager (Note 2)                            (500,215)
                                                              ------------
                                                                 2,299,499
   Shareholder service fee (Note 2) - Class III                    573,201
                                                              ------------
      Net expenses                                               2,872,700
                                                              ------------

         Net investment income                                  11,800,205
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                               14,538,801
      Closed futures contracts                                   3,628,073
      Foreign currency, forward contracts and foreign
      currency related transactions                              5,592,872
                                                              ------------

         Net realized gain                                      23,759,746
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              225,706,820
      Open futures contracts                                     6,992,966
      Foreign currency, forward contracts and foreign
      currency related transactions                             (5,945,478)
                                                              ------------

         Net unrealized gain                                   226,754,308
                                                              ------------

      Net realized and unrealized gain                         250,514,054
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $262,314,259
                                                              ============

22            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   11,800,205     $  7,374,295
   Net realized gain (loss)                                   23,759,746      (15,797,524)
   Change in net unrealized appreciation (depreciation)      226,754,308      (45,208,858)
                                                          --------------     ------------

   Net increase (decrease) in net assets from
    operations                                               262,314,259      (53,632,087)
                                                          --------------     ------------

Distributions to shareholders from:
   Net investment income
      Class III                                               (5,475,359)     (15,340,291)
                                                          --------------     ------------
   Net share transactions (Note 5):
      Class III                                              287,525,669      352,008,250
                                                          --------------     ------------
   Net increase in net assets resulting from Fund share
    transactions                                             287,525,669      352,008,250
                                                          --------------     ------------

      Total increase in net assets                           544,364,569      283,035,872
NET ASSETS:
   Beginning of period                                       536,648,254      253,612,382
                                                          --------------     ------------
   End of period (including accumulated undistributed
    net investment income of $6,238,360 and
    distributions in excess of net investment income of
    $86,486, respectively)                                $1,081,012,823     $536,648,254
                                                          ==============     ============

              See accompanying notes to the financial statements.             23

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------------
                                            (UNAUDITED)        2003        2002        2001        2000        1999
                                          ----------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     9.50      $  10.44    $  11.68    $  11.54    $  11.02    $  12.22
                                             ----------      --------    --------    --------    --------    --------

Income from investment operations:
   Net investment income                           0.15          0.15        0.22        0.23        0.25        0.55
   Net realized and unrealized gain
     (loss)                                        3.80         (0.80)      (1.11)       1.02        0.83       (1.15)
                                             ----------      --------    --------    --------    --------    --------

      Total from investment operations             3.95         (0.65)      (0.89)       1.25        1.08       (0.60)
                                             ----------      --------    --------    --------    --------    --------

Less distributions to shareholders:
   From net investment income                     (0.07)        (0.29)      (0.35)      (0.25)      (0.15)      (0.21)
   From net realized gains                           --            --       (0.00)(c)     (0.86)     (0.41)     (0.39)
                                             ----------      --------    --------    --------    --------    --------

      Total distributions                         (0.07)        (0.29)      (0.35)      (1.11)      (0.56)      (0.60)
                                             ----------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $    13.38      $   9.50    $  10.44    $  11.68    $  11.54    $  11.02
                                             ==========      ========    ========    ========    ========    ========
TOTAL RETURN(a)                                   41.68%**      (6.30)%     (7.57)%     11.09%       9.62%      (5.06)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,081,013      $536,648    $253,612    $187,093    $173,362    $158,142
   Net expenses to average daily net
     assets                                        0.75%*        0.75%       0.75%       0.75%       0.75%       0.75%
   Net investment income to average
     daily net assets                              3.09%*        1.65%       2.02%       2.05%       2.19%       1.67%
   Portfolio turnover rate                           25%**         44%         34%         60%         55%          8%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.13%*        0.17%       0.22%       0.22%       0.24%       0.81%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                       $     0.03      $   0.06    $   0.05    $   0.04          --          --

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Effective March 1, 2000 the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 (c)  The distribution from net realized gains was less than $.01 per share.

24            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) Extended Market Index ("EMI") World ex-U.S. Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $123,196,738 collateralized by cash in the amount of $131,858,029, which was invested in a short-term instrument.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $6,078,276 and $20,471,179 expiring in 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $5,992,691.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later.

      Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is 0.60% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the Fund received $1,731,523 and $2,531,977 in purchase premiums and $32,283 and $54,833 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $4,945. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $434,445,501 and $174,166,272, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $1,055,954,069    $180,595,300      $(29,659,483)    $150,935,817

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 29.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                    28,910,829  $339,075,335  36,029,447  $390,124,687
         Shares issued to shareholders
           in reinvestment of distributions                233,759     2,914,975     769,131     7,538,961
         Shares repurchased                             (4,794,267)  (54,464,641) (4,627,128)  (45,655,398)
                                                        ----------  ------------  ----------  ------------
         Net increase                                   24,350,321  $287,525,669  32,171,450  $352,008,250
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
            Buys
          10/31/03   AUD                  14,799,138   $ 9,520,938   $   475,979
          10/31/03   CAD                  45,850,331    32,957,852     1,195,009
           9/26/03   CHF                  45,146,308    32,253,227      (461,260)
           9/26/03   DKK                 152,814,300    22,578,379       473,942
           9/26/03   EUR                  35,699,193    39,168,286       501,944
           9/26/03   GBP                   6,291,643     9,936,249        57,047
          10/31/03   HKD                  38,157,820     4,892,375         8,512
          10/31/03   JPY               2,296,169,525    19,717,612       324,290
           9/26/03   NOK                 229,940,398    30,637,006      (474,465)
          10/31/03   NZD                   3,947,663     2,263,446        97,679
           9/26/03   SEK                 138,072,140    16,494,609      (109,793)
          10/31/03   SGD                  11,892,615     6,786,767        51,832
                                                                     -----------
                                                                     $ 2,140,716
                                                                     ===========

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

         Settlement                        Units                    Appreciation
           Date      Deliver/Receive    of Currency      Value      (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
           Sales
          10/31/03   AUD                  22,833,880   $14,690,041   $  (400,666)
          10/31/03   CAD                  22,855,744    16,429,025      (822,597)
           9/26/03   CHF                  16,581,162    11,845,841       204,488
           9/26/03   DKK                  28,938,170     4,275,627      (151,036)
           9/26/03   EUR                  25,482,766    27,959,071      (954,885)
           9/26/03   GBP                  25,977,678    41,025,956        83,742
          10/31/03   HKD                 104,574,282    13,407,910       (24,678)
          10/31/03   JPY               4,342,495,601    37,289,776      (719,094)
           9/26/03   NOK                  14,841,173     1,977,421        (5,697)
          10/31/03   NZD                   3,904,526     2,238,712      (109,042)
           9/26/03   SEK                  22,697,948     2,711,581      (116,018)
          10/31/03   SGD                  12,070,100     6,888,053       111,948
                                                                     -----------
                                                                     $(2,903,535)
                                                                     ===========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                       Net Unrealized
         Number of                                                      Appreciation
         Contracts      Type        Expiration Date    Contract Value  (Depreciation)
         ---------  -------------  ------------------  --------------  --------------

           Buys
              34              DAX  September 2003       $ 3,257,387      $   20,306
              44         FTSE 100  September 2003         2,903,935          66,148
             421             MSCI  September 2003         9,429,209          21,258
               3              OMX  September 2003            21,106            (167)
             597        TSE TOPIX  September 2003        51,293,495       5,883,355
                                                                         ----------
                                                                         $5,990,900
                                                                         ==========

           Sales
             296          SPI 200  September 2003        15,312,511      $ (454,656)
                                                                         ----------
                                                                         $ (454,656)
                                                                         ==========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 19.0%
                       BULGARIA -- 1.8%
USD        10,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)       2,712,536
                                                                           ------------
                       CANADA -- 3.0%
CAD         2,000,000  Province of British Columbia, 7.88%, due 11/30/23      1,798,652
GBP         1,500,000  Province of Quebec, 8.63%, due 11/04/11                2,917,380
                                                                           ------------
                                                                              4,716,032
                                                                           ------------
                       CAYMAN ISLANDS -- 4.6%
CAD         2,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08     1,611,938
EUR         5,000,000  MBNA America Euro Structured Offering,
                         Variable Rate, 3 mo. EURIBOR + .14%, 2.56%,
                         due 05/19/04                                         5,489,500
                                                                           ------------
                                                                              7,101,438
                                                                           ------------
                       JAPAN -- 0.7%
USD         1,030,000  Japan Highway Public Corp, 7.63%, due 09/22/04         1,093,860
                                                                           ------------
                       SUPRA NATIONAL -- 0.4%
CAD           700,000  European Investment Bank, 8.50%, due 08/30/05            553,076
                                                                           ------------
                       UNITED STATES -- 8.5%
                       ASSET-BACKED SECURITIES -- 5.3%
USD         1,931,704  Medallion Trust Series 03-1G Class A,
                         Variable Rate, 3 mo. LIBOR + .19%, 1.22%,
                         due 12/21/33                                         1,932,728
GBP         2,000,000  RMAC Series 03-NS1A Class A2A, 144A,
                         Variable Rate, 3 mo. GBP LIBOR + .45%, 1.63%,
                         due 06/12/35                                         3,165,082
GBP         2,000,000  RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                         Variable Rate, 3 mo. GBP LIBOR + .40%, 4.04%,
                         due 09/12/35                                         3,163,500
                                                                           ------------
                                                                              8,261,310
                                                                           ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

           SHARES/
        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 3.2%
USD         4,547,840  U.S. Treasury Inflation Indexed Note, 3.63%, due
                         01/15/08(b)                                          5,006,177
                                                                           ------------

                       Total United States                                   13,267,487
                                                                           ------------

                       TOTAL DEBT OBLIGATIONS (COST $27,537,366)             29,444,429
                                                                           ------------
                       MUTUAL FUNDS -- 78.7%
              619,387  GMO Alpha LIBOR Fund                                  14,964,395
              407,540  GMO Emerging Country Debt Fund, Class III              4,368,827
            4,077,942  GMO Short-Duration Collateral Fund                   102,804,926
                                                                           ------------
                       TOTAL MUTUAL FUNDS (COST $121,736,272)               122,138,148
                                                                           ------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 0.2%
                       CROSS CURRENCY OPTIONS -- 0.2%
GBP         8,000,000  GBP Call/JPY Put, Expires 01/23/04, Strike 184.00        264,352
                                                                           ------------

                       TOTAL CALL OPTIONS PURCHASED (COST $478,820)             264,352
                                                                           ------------
                       PUT OPTIONS PURCHASED -- 1.0%
                       CROSS CURRENCY OPTIONS -- 1.0%
EUR        44,300,000  EUR Put/USD Call, Expires 10/1/03, Strike 1.1150       1,314,202
GBP        17,400,000  GBP Put/USD Call, Expires 11/6/03, Strike 1.545          209,999
                                                                           ------------
                                                                              1,524,201
                                                                           ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $753,549)            1,524,201
                                                                           ------------

              See accompanying notes to the financial statements.
2

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       SHORT-TERM INVESTMENTS -- 0.9%
                       CASH EQUIVALENTS -- 0.9%
USD         1,465,589  Merrimac Cash Fund                                     1,465,589
                                                                           ------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $1,465,589)         1,465,589
                                                                           ------------
                       TOTAL INVESTMENTS -- 99.8%
                       (Cost $151,971,596)                                  154,836,719

                       Other Assets and Liabilities (net) -- 0.2%               347,089
                                                                           ------------
                       TOTAL NET ASSETS -- 100.0%                          $155,183,808
                                                                           ============

                       NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2003, which are subject to change based on the terms of the security.

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $151,971,596) (Note 1)         $154,836,719
   Receivable for Fund shares sold                                 650,000
   Interest receivable                                             947,388
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              2,177,016
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                139,727
   Net receivable for open swap contracts (Notes 1 and 6)        1,819,732
   Receivable for expenses reimbursed by Manager (Note 2)           14,493
                                                              ------------

      Total assets                                             160,585,075
                                                              ------------

LIABILITIES:
   Due to custodian                                                103,333
   Payable to affiliate for (Note 2):
      Management fee                                                32,496
      Shareholder service fee                                       19,498
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                475,857
   Payable for closed forward foreign currency contracts
    (Note 1)                                                     4,623,214
   Net payable for closed swap contracts (Notes 1 and 6)           104,707
   Accrued expenses                                                 42,162
                                                              ------------

      Total liabilities                                          5,401,267
                                                              ------------
NET ASSETS                                                    $155,183,808
                                                              ============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $150,723,197
   Accumulated undistributed net investment income                 664,180
   Accumulated net realized loss                                (2,341,227)
   Net unrealized appreciation                                   6,137,658
                                                              ------------
                                                              $155,183,808
                                                              ============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $155,183,808
                                                              ============
SHARES OUTSTANDING:
   Class III                                                    16,435,952
                                                              ============
NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.44
                                                              ============

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $1,099,909
   Dividends from investment company shares                      404,963
                                                              ----------

         Total income                                          1,504,872
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       176,533
   Custodian and transfer agent fees                              36,986
   Audit fees                                                     24,748
   Registration fees                                               3,772
   Legal fees                                                      3,496
   Trustees fees and related expenses (Note 2)                     1,560
   Miscellaneous                                                   1,196
   Fees reimbursed by Manager (Note 2)                           (69,370)
                                                              ----------
                                                                 178,921
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                            (9,749)
                                                              ----------
                                                                 169,172
                                                              ----------
   Shareholder service fee (Note 2) -
      Class III                                                  105,932
   Shareholder service fee waived (Note 2) -
      Class III                                                   (3,403)
                                                              ----------
                                                                 102,529
                                                              ----------
      Net expenses                                               271,701
                                                              ----------

         Net investment income                                 1,233,171
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                487,820
      Realized gains distributions from investment company
      shares                                                     127,647
      Closed futures contracts                                   598,733
      Closed swap contracts                                     (795,001)
      Written options                                            107,910
      Foreign currency, forward contracts and foreign
      currency related transactions                            1,969,705
                                                              ----------
         Net realized gain                                     2,496,814
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              1,222,324
      Open futures contracts                                    (254,658)
      Open swap contracts                                       (293,296)
      Foreign currency, forward contracts and foreign
      currency related transactions                            1,207,987
                                                              ----------

         Net unrealized gain                                   1,882,357
                                                              ----------

      Net realized and unrealized gain                         4,379,171
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $5,612,342
                                                              ==========

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,233,171      $  3,226,184
   Net realized gain                                          2,496,814        16,646,248
   Change in net unrealized appreciation (depreciation)       1,882,357        11,029,934
                                                           ------------      ------------

   Net increase in net assets from operations                 5,612,342        30,902,366
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --       (15,448,356)
                                                           ------------      ------------
      Total distributions from net investment income                 --       (15,448,356)
                                                           ------------      ------------
   Net realized gains
      Class III                                             (13,545,144)               --
                                                           ------------      ------------
      Total distributions from net realized gains           (13,545,144)               --
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              40,596,107       (27,981,311)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       40,596,107       (27,981,311)
                                                           ------------      ------------

      Total increase (decrease) in net assets                32,663,305       (12,527,301)
NET ASSETS:
      Beginning of period                                   122,520,503       135,047,804
                                                           ------------      ------------
      End of period (including accumulated
       undistributed net investment income of $664,180
       and distributions in excess of net investment
       income of $568,991, respectively)                   $155,183,808      $122,520,503
                                                           ============      ============

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                      SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28,
                                      AUGUST 31, 2003     -----------------------------------------------------------------------
                                        (UNAUDITED)          2003           2002          2001(D)         2000           1999
                                      ----------------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD      $   9.94         $   9.05       $   9.44       $   9.19       $  10.06       $  10.45
                                          --------         --------       --------       --------       --------       --------
Income from investment operations:
   Net investment income                      0.09(a)+         0.24(a)+       0.45(a)+       0.63(a)+       0.70(a)        0.71
   Net realized and unrealized gain
     (loss)                                   0.40             1.96          (0.81)         (0.34)         (0.99)         (0.42)
                                          --------         --------       --------       --------       --------       --------
      Total from investment
        operations                            0.49             2.20          (0.36)          0.29          (0.29)          0.29
                                          --------         --------       --------       --------       --------       --------
Less distributions to shareholders:
   From net investment income                   --            (1.31)         (0.03)            --          (0.39)         (0.45)
   From net realized gains                   (0.99)              --             --          (0.04)         (0.19)         (0.23)
                                          --------         --------       --------       --------       --------       --------
      Total distributions                    (0.99)           (1.31)         (0.03)         (0.04)         (0.58)         (0.68)
                                          --------         --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD            $   9.44         $   9.94       $   9.05       $   9.44       $   9.19       $  10.06
                                          ========         ========       ========       ========       ========       ========
TOTAL RETURN(b)                               4.70%**         25.17%         (3.80)%         3.20%         (2.98)%         2.48%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $155,184         $122,521       $135,048       $212,591       $145,373       $181,829
   Net operating expenses to average
     daily net assets                         0.38%*(e)        0.38%(e)       0.38%(e)       0.39%(e)       0.40%          0.40%
   Interest expense to average daily
     net assets                                 --               --             --             --           0.03%(c)         --
   Total net expenses to average
     daily net assets                         0.38%*(e)        0.38%          0.38%          0.39%          0.43%          0.40%
   Net investment income to average
     daily net assets                         1.75%*(a)        2.40%(a)       4.85%(a)       6.82%(a)       6.51%(a)       6.45%
   Portfolio turnover rate                      14%**            40%            36%           114%            39%           106%
   Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                              0.12%*           0.11%          0.11%          0.04%          0.98%          0.24%

 (a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

      At August 31, 2003, 66.3% of the Fund was invested in the GMO Short-Duration Collateral Fund and 9.6% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2003, 2.8% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $17,424,200. In addition, the Fund recognized for tax, but not for financial reporting

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes, ordinary income of $6,635,832 and long-term capital gains of $1,183,564 from Alpha LIBOR Fund. $25,243,596 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the

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GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2003.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the six months ended
      August 31, 2003, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recover or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      The Fund elected to defer to March 1, 2003 post-October losses of $4,511,190.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and SDCF.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004, to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed the management fee. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund, SDCF and ECDF. For the six months ended August 31, 2003, operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds were .019% (annualized) and .010% (annualized) of the Fund's average daily net assets, respectively. For the six months ended August 31, 2003, the shareholder service fees incurred indirectly by the Fund were .005% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003, was $1,100. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $53,360,110 and $19,096,902, respectively.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $160,672,496         $--           $(5,835,777)     $(5,835,777)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 63.6% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003             Year Ended
                                                             (Unaudited)           February 28, 2003
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
         Class III:                                     ---------  -----------  ----------  ------------
         Shares sold                                    3,347,326  $33,890,000   1,695,024  $ 17,095,583
         Shares issued to shareholders in reinvestment
           of distributions                             1,405,098   13,545,144   1,459,236    13,731,415
         Shares repurchased                              (637,474)  (6,839,037) (5,748,110)  (58,808,309)
                                                        ---------  -----------  ----------  ------------
         Net increase (decrease)                        4,114,950  $40,596,107  (2,593,850) $(27,981,311)
                                                        =========  ===========  ==========  ============

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------

            Buys
          10/16/03   AUD                  18,600,000   $11,985,387    $   (9,293)
          10/23/03   CAD                   4,800,000     3,451,909        31,035
           9/11/03   CHF                   6,700,000     4,784,901      (123,148)
          11/13/03   EUR                  91,100,000    99,813,405       894,292
           9/02/03   GBP                   5,400,000     8,541,450      (114,518)
          11/06/03   GBP                  13,500,000    21,259,926       105,156
           9/25/03   JPY               5,940,000,000    50,946,060     1,046,109
          10/09/03   NZD                  12,700,000     7,299,865       (42,767)
                                                                      ----------
                                                                      $1,786,866
                                                                      ==========

           Sales
          10/23/03   CAD                  10,400,000   $ 7,479,136    $  (72,520)
           9/02/03   GBP                   5,400,000     8,541,450       (42,930)
           9/25/03   JPY                 110,000,000       943,446        (8,834)
                                                                      ----------
                                                                      $ (124,284)
                                                                      ==========

         FORWARD CROSS CURRENCY CONTRACTS
                                                             Net Unrealized
         Settlement   Deliver/Units of       Receive/In       Appreciation
            Date          Currency          Exchange For     (Depreciation)
         ----------   -----------------   ----------------   --------------
           9/18/03    CHF   30,364,785    EUR   19,800,000      $ 39,182
          10/02/03    EUR    6,700,000    NOK   54,716,555       (61,847)
          10/30/03    EUR   15,200,000    SEK  140,169,829        61,242
                                                                --------
                                                                $ 38,577
                                                                ========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                             Net Unrealized
         Number of                                                               Contract     Appreciation
         Contracts                  Type                    Expiration Date       Value      (Depreciation)
         ---------  -------------------------------------  ------------------  ------------  --------------
           Buys
              37    Australian Government Bond 10 Yr.      September 2003       $2,485,992     $ (64,308)
              78    Australian Government Bond 3 Yr.       September 2003        5,172,069       (69,655)
              14    Euro BOBL                              September 2003        1,709,364        (5,808)
              14    Euro BOBL                              December 2003         1,695,377         1,600
              29    Euro Bund                              September 2003        3,638,572       (11,091)
              28    Euro Bund                              December 2003         3,485,130         4,429
               6    Japanese Government Bond 10 Yr.        September 2003        7,065,478      (209,081)
               1    Swiss Government Bond                  September 2003           92,142        (2,585)
               7    U.S. Long Bond                         December 2003           742,000        11,499
              11    U.S. Treasury Note 10 Yr.              December 2003         1,206,906         9,475
                                                                                               ---------
                                                                                               $(335,525)
                                                                                               =========
           Sales
               7    Canadian Government Bond 10 Yr.        December 2003        $  543,539     $  (3,427)
              70    U.S. Treasury Note 5 Yr.               December 2003         7,690,156       (27,746)
              52    UK Gilt Long Bond                      December 2003         9,669,428       (10,206)
                                                                                               ---------
                                                                                               $ (41,379)
                                                                                               =========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

      WRITTEN OPTIONS TRANSACTIONS

                                                                    Puts                           Calls
                                                        -----------------------------  -----------------------------
                                                        Principal Amount               Principal Amount
                                                          of Contracts                   of Contracts
                                                        (000's omitted)    Premiums    (000's omitted)    Premiums
                                                        ----------------  -----------  ----------------  -----------
         Outstanding, beginning of period                           --     $     --                --     $     --
         Options written                                        10,900      107,910            10,900      107,910
         Options closed                                             --           --                --           --
         Options exercised                                          --           --           (10,900)    (107,910)
         Options expired                                       (10,900)    (107,910)               --           --
         Options sold                                               --           --                --           --
                                                          ------------     --------      ------------     --------
         Outstanding, end of period                                 --     $     --                --     $     --
                                                          ============     ========      ============     ========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

            Notional                                                                      Net Unrealized
             Amount       Expiration                                                       Appreciation
              Fund           Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
          20,000,000 EUR    3/21/05   Agreement with UBS AG dated 3/17/00 to receive the    $1,024,744
                                      notional amount multiplied by 5.222% and to pay
                                      the notional amount multiplied by the 3 month
                                      Floating Rate EURIBOR adjusted by a specified
                                      spread.

           9,000,000 GBP    6/30/05   Agreement with Citibank N.A. dated 6/30/03 to pay        326,144
                                      the notional amount multiplied by 3.6675% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate British LIBORadjusted by a
                                      specified spread.

          14,800,000 USD    7/02/05   Agreement with Deutsche Bank AG dated 6/30/03 to        (201,161)
                                      receive the notional amount multiplied by 1.55%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR adjusted by a specified spread.

          21,600,000 CAD    7/31/05   Agreement with Deutsche Bank AG dated 7/31/03 to          37,998
                                      pay the notional amount multiplied by 3.145% and
                                      to receive the notional amount multiplied by the 3
                                      month Floating Rate Canadian CDOR adjusted by a
                                      specified spread.

          15,400,000 USD    8/04/05   Agreement with Goldman Sachs International dated         (54,702)
                                      7/31/03 to receive the notional amount multiplied
                                      by 1.975% and to pay the notional amount
                                      multiplied by the 3 month LIBOR adjusted by a
                                      specified spread.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

            Notional                                                                      Net Unrealized
             Amount       Expiration                                                       Appreciation
              Fund           Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS -- CONTINUED

          14,100,000 EUR    9/01/05   Agreement with Citibank N.A. dated 8/28/03 to pay     $  (57,153)
                                      the notional amount multiplied by 2.82% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR adjusted by a
                                      specified spread.

          15,600,000 USD    9/02/05   Agreement with JP Morgan Chase Bank dated 8/28/03          6,318
                                      to receive the notional amount multiplied by 2.25%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR adjusted by a specified spread.

             600,000 CHF    4/02/08   Agreement with Citibank N.A. dated 3/31/03 to             (4,212)
                                      receive the notional amount multiplied by 1.885%
                                      and to pay the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR adjusted by a
                                      specified spread.

             600,000 CHF    4/02/13   Agreement with Citibank N.A. dated 4/02/03 to             (9,878)
                                      receive the notional amount multiplied by 2.71%
                                      and to pay the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR adjusted by a
                                      specified spread.

           3,109,769 USD    7/28/24   Agreement with JP Morgan Chase Bank dated 9/20/02        313,600
                                      to pay the $10,000,000 at expiration date and to
                                      receive at expiration date $3,090,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specified spread.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

            Notional                                                                      Net Unrealized
             Amount       Expiration                                                       Appreciation
              Fund           Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS -- CONTINUED

           5,000,000 EUR    3/21/30   Agreement with UBS AG dated 3/17/00 to receive the    $  707,835
                                      notional amount multiplied by 5.895% and to pay
                                      the notional amount multiplied by the 3 month
                                      Floating Rate EURIBOR adjusted by a specified
                                      spread.

         TOTAL RETURN SWAPS
          33,000,000 USD    7/21/04   Agreement with JP Morgan Chase Bank dated 7/01/03        (55,392)
                                      to receive (pay) the notional amount multiplied by
                                      the return on the JP Morgan Non-U.S. Traded Total
                                      Return Government Bond Index, hedged in U.S.
                                      dollars and to pay the notional amount multiplied
                                      by the 1 month LIBOR adjusted by a specified
                                      spread.

          33,000,000 USD    7/21/05   Agreement with JP Morgan Chase Bank dated 7/01/03        (55,365)
                                      to receive (pay) the notional amount multiplied by
                                      the return on the JP Morgan Non-U.S. Traded Total
                                      Return Government Bond Index, hedged in U.S.
                                      dollars and to pay the notional amount multiplied
                                      by the 1 month LIBOR adjusted by a specified
                                      spread.
                                                                                            ----------
                                                                                            $1,978,776
                                                                                            ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                COMMON STOCKS -- 79.5%
                ARGENTINA -- 1.5%
       760,000  BBVA Banco Frances SA ADR*                                   3,822,800
     3,160,118  Grupo Financiero Galicia SA ADR*                            12,798,478
       180,500  IRSA Inversiones y Representaciones SA GDR*                  1,530,640
     3,116,850  Petrobras Energia Participaciones SA ADR*                   23,376,375
     2,113,350  Telecom Argentina SA ADR*                                   12,236,296
       326,998  Tenaris SA ADR                                               8,250,160
                                                                         -------------
                                                                            62,014,749
                                                                         -------------
                BRAZIL -- 4.1%
 4,148,463,500  Banco do Brasil SA                                          21,575,933
         4,500  Brasil Telecom Participacoes SA ADR                            170,550
 1,901,375,595  Companhia Siderurgica Nacional SA                           63,892,898
   143,652,000  Compania Saneamento Basico SAO PA                            6,282,652
 1,854,333,000  Electrobras                                                 13,777,550
       683,900  Petroleo Brasileiro SA (Petrobras)                          15,174,681
       200,000  Petroleo Brasileiro SA (Petrobras) ADR                       4,420,000
     2,509,204  Souza Cruz (Registered)                                     19,956,688
   832,712,688  Tele Norte Leste Participacoes SA                            7,984,030
       295,250  Vale Do Rio Doce                                            11,048,193
                                                                         -------------
                                                                           164,283,175
                                                                         -------------
                CHILE -- 0.5%
        22,000  AFP Provida SA ADR                                             523,600
       189,000  Banco Santander Chile SA ADR                                 3,959,550
        84,800  Cristalerias de Chile SA ADR                                 2,505,840
       138,200  Embotelladora Andina SA ADR                                  1,100,072
     1,489,381  Enersis SA ADR                                               7,968,188
       128,100  Masisa SA ADR                                                  942,816
       454,700  Quinenco SA ADR*                                             3,091,960
                                                                         -------------
                                                                            20,092,026
                                                                         -------------
                CHINA -- 9.8%
    27,126,000  Angang New Steel Co, Class H                                 9,390,552
    30,318,000  Brilliance China Automotive Holdings Ltd                     9,620,936
    64,015,000  China Eastern Airlines Corp Ltd, Class H*                   10,177,592
    38,514,000  China Everbright Ltd                                        18,888,247
     4,188,000  China Insurance International Holdings Co Ltd                2,295,537

              See accompanying notes to the financial statements.              1

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                CHINA -- CONTINUED
    17,619,000  China Mobile Ltd                                            45,293,640
       284,800  China Mobile Ltd ADR                                         3,693,856
   126,671,000  China Petroleum & Chemical Corp, Class H                    38,572,910
     6,485,000  China Resources Enterprise Ltd                               6,277,671
    28,030,000  China Unicom                                                19,766,391
       398,800  China Unicom ADR                                             2,859,396
    11,350,940  Chongqing Changan Automobile Co Ltd, Class B                 9,474,459
    11,696,000  CNOOC Ltd                                                   21,744,376
        52,000  CNOOC Ltd ADR                                                1,964,560
    13,619,000  Cosco Pacific Ltd                                           15,191,689
    18,160,400  Denway Motors Ltd                                           10,245,182
    45,600,000  First Pacific Co*                                            7,425,234
    59,048,000  Guangdong Investments Ltd*                                  10,826,369
    14,724,000  Guangshen Railway Co, Class H                                3,700,185
    15,767,000  Huaneng Power International Inc, Class H                    21,630,892
    22,374,000  Maanshan Iron & Steel Co Ltd, Class H                        5,249,722
   203,637,000  PetroChina Co Ltd, Class H                                  71,148,342
    26,338,000  Shandong International Power Development Co Ltd, Class
                  H                                                          7,766,981
     7,303,000  Shanghai Industrial Holdings Ltd, Class H                   12,172,681
    30,692,000  Sinopec Shanghai Petrochemical Co Ltd, Class H               7,476,879
    18,612,000  TCL International Holdings Ltd                               5,488,611
     7,700,000  Top Form International Ltd*                                  1,135,351
     2,050,000  Victory City International Holdings                            880,522
     8,316,000  Yanzhou Coal Mining Co Ltd, Class H                          4,878,060
     8,500,000  Yip's Chemical Holdings Ltd                                  1,874,515
    13,271,918  Zhejiang Southeast Electric Power Co, Class B                8,387,852
                                                                         -------------
                                                                           395,499,190
                                                                         -------------
                CZECH REPUBLIC -- 1.6%
       428,476  Ceske Radiokomunikace*                                       4,120,553
     1,228,865  Ceski Telecom AS                                            13,603,863
     3,972,878  CEZ AS                                                      18,142,927
       291,400  Komercni Banka AS                                           23,374,055
        48,000  Komercni Banka AS GDR                                        1,276,800
        11,130  Philip Morris CR AS                                          5,184,312
                                                                         -------------
                                                                            65,702,510
                                                                         -------------
                EGYPT -- 0.4%
       505,744  Commercial International Bank                                3,166,040

2             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                EGYPT -- CONTINUED
       176,716  Eastern Tobacco Co                                           1,982,667
       794,583  Egyptian International Pharmaceuticals Industries Co         1,069,780
     1,059,257  MobiNil-Egyptian Mobile Services Co                          9,128,556
                                                                         -------------
                                                                            15,347,043
                                                                         -------------
                HUNGARY -- 0.2%
        15,850  Gedeon Richter Rt                                            1,349,281
        26,300  Magyar Tavkozlesi Rt (Matav) ADR                               497,070
        53,300  MOL Magyar Olaj es Gazipari Rt (New Shares)                  1,313,557
       377,500  OTP Bank Rt*                                                 4,298,172
        73,100  Pannonplast Rt*                                                421,599
                                                                         -------------
                                                                             7,879,679
                                                                         -------------
                INDIA -- 0.9%
       575,300  Bharat Heavy Electricals Ltd                                 4,398,836
           160  BSES Ltd                                                         1,155
           900  BSES Ltd (Shares Under Objection)                                   --
       139,472  BSES Ltd GDR                                                 2,998,648
           900  Cipla Ltd                                                       19,791
         3,000  Cipla Ltd (Shares Under Objection)*(a)                               1
       508,791  Crompton Greaves Ltd*                                        1,220,921
           850  Escorts Ltd                                                        953
       133,200  e-Serve International Ltd                                    1,863,754
       203,900  Galaxy Entertainment Corp*                                     180,814
         1,318  Great Eastern Shipping Co                                        2,013
         2,790  HCL Infosystems Ltd                                              9,571
           200  HCL Infosystems Ltd (Shares Under Objection)                        --
           620  HCL Technologies Ltd                                             2,485
        71,100  Infosys Technologies ADR                                     4,027,815
        50,000  ING Vysya Bank Ltd                                             502,836
       104,028  Ipca Laboratories Ltd                                        1,148,302
           270  ITC Ltd                                                          4,901
           100  ITC Ltd (Shares Under Objection)                                    --
            87  Mahindra GESCO Developers Ltd                                       36
        21,500  Mastek Ltd                                                     109,071
        21,275  NIIT Ltd                                                        63,305
        71,360  Ranbaxy Laboratories Ltd GDR                                 1,661,974
           896  Reliance Industries Ltd                                          7,740
         7,133  Reliance Industries Ltd (Shares Under Objection)                     2

              See accompanying notes to the financial statements.              3

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                INDIA -- CONTINUED
       179,500  Reliance Industries Ltd GDR 144A                             3,284,850
       355,600  State Bank of India GDR                                      8,925,560
       360,000  Tata Power Co Ltd                                            1,517,670
       113,658  Thermax Ltd                                                    711,602
       524,200  U TV Software Comm Ltd*+(a)                                    285,886
       469,154  United Phosphorous Ltd                                       3,872,772
       206,046  Venky's (India) Ltd                                            255,760
           200  Wockhardt Life Sciences Ltd*                                       138
         2,100  Wockhardt Ltd                                                   22,906
                                                                         -------------
                                                                            37,102,068
                                                                         -------------
                INDONESIA -- 4.2%
    34,614,692  Astra International Tbk*                                    15,502,160
    93,932,000  Bank Central Asia Tbk                                       32,380,801
    11,490,000  Bank Mandiri Persero PT*                                     1,151,031
    14,803,400  Bimantara Citra Tbk PT                                       6,891,388
     6,586,500  Gudang Garam                                                 7,141,520
    39,613,500  HM Sampoerna Tbk                                            18,908,035
    28,275,800  Indah Kiat Pulp & Paper*                                     1,499,600
    63,946,500  Indofood Sukses Makmur Tbk                                   5,087,082
       853,000  Indonesian Satellite Corp Tbk PT                               814,296
    29,868,000  Indorama Synthetics                                          1,460,839
     3,503,000  International Nickel                                         4,850,943
    50,118,000  Mayora Indah Tbk                                             4,429,994
       186,900  PT Indonesian Satellite Corp Tbk ADR                         1,783,026
    76,177,500  PT Matahari Putra Prima Tbk                                  4,264,504
     2,798,000  Semen Gresik                                                 2,621,579
   103,588,780  Telekomunikasi Indonesia Tbk PT, Class B                    55,853,703
       301,969  Telekomunikasi Indonesia Tbk PT, Class B ADR                 3,382,053
                                                                         -------------
                                                                           168,022,554
                                                                         -------------
                ISRAEL -- 2.0%
     5,641,500  Bank Hapoalim Ltd*                                          11,006,257
     4,751,000  Bank Leumi Le-Israel*                                        6,649,689
     1,112,400  Check Point Software Technologies*                          19,433,628
     1,567,618  Lumenis Ltd*                                                 1,975,199
     1,249,200  Machteshim Agan Industries                                   3,331,013
       285,400  Radware Ltd*                                                 5,365,520
     1,671,700  Super-Sol Ltd                                                3,227,540

4             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                ISRAEL -- CONTINUED
        80,500  Taro Pharmaceuticals Industries*                             4,346,195
       355,700  Teva Pharmaceutical Industries ADR                          20,883,858
     1,899,900  United Mizrahi Bank Ltd*                                     5,275,600
                                                                         -------------
                                                                            81,494,499
                                                                         -------------
                LEBANON -- 0.0%
        12,059  Banque Libanaise pour le Commerce Sal*                          44,217
                                                                         -------------
                MALAYSIA -- 0.4%
       301,000  Affin Holdings Berhad                                           97,429
     2,975,000  Arab-Malaysian Corp Berhad*                                  1,009,934
        72,000  British American Tobacco Berhad                                776,842
       518,000  Edaran Otomobil Berhad                                       1,233,658
     4,005,000  Highlands and Lowlands Berhad                                3,520,184
     1,192,400  Hong Leong Credit Berhad                                     1,550,120
     1,744,600  IJM Corp Berhad, Class A                                     2,277,162
       825,000  Malaysian International Shipping (Foreign Registered)        2,160,197
       179,667  OYL Industries BHD                                           1,501,165
     3,491,700  Saship Holdings*(a)(b)                                           9,189
     1,206,000  Sime UEP Properties Berhad                                   1,428,158
    14,130,000  Tan Chong International Ltd                                  2,210,261
                                                                         -------------
                                                                            17,774,299
                                                                         -------------
                MEXICO -- 2.9%
     8,644,900  Alfa SA de CV, Class A                                      20,293,928
       637,510  America Movil SA de CV ADR                                  14,662,730
     4,069,000  Carso Global Telecom, Class A*                               4,886,636
        71,397  Cemex SA de CV ADR (Participating Certificates)              1,784,925
       724,129  Cemex SA de CV CPO                                           3,596,689
     1,148,000  Consorcio ARA SA de CV*                                      2,486,830
     1,879,300  Corporacion GEO SA de CV Series B*                           8,516,723
     4,349,000  Grupo Cementos de Chihuahua SA de CV                         3,823,557
     5,873,900  Grupo Financiero Banorte SA de CV                           15,652,376
     8,232,755  Grupo Financiero Serfin SA de CV, Class B*(a)(b)                 7,462
     1,224,600  Telefonos de Mexico, Class L ADR                            37,117,626
     1,648,000  Wal-Mart de Mexico SA de CV                                  4,507,989
                                                                         -------------
                                                                           117,337,471
                                                                         -------------

              See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                PERU -- 0.1%
       117,900  Cia de Minas Buenaventura SA ADR                             4,502,601
                                                                         -------------
                PHILIPPINES -- 1.9%
    32,724,184  Ayala Corp                                                   2,530,067
   199,329,000  Ayala Land Inc                                              21,031,621
     4,239,200  Bank of the Philippine Islands                               3,161,856
    15,807,528  First Philippine Holdings*                                   4,888,630
       259,212  Globe Telecom Inc                                            2,923,621
     2,248,630  Philippine Long Distance Telephone*                         21,884,975
       278,900  Philippine Long Distance Telephone ADR*                      2,789,000
        50,000  Philippine Long Distance Telephone GDR 144A*                 1,812,500
     7,606,851  San Miguel Corp, Class B                                     8,718,057
    63,609,200  SM Prime Holdings                                            6,248,675
                                                                         -------------
                                                                            75,989,002
                                                                         -------------
                POLAND -- 1.5%
       529,400  Bank Pekao SA                                               16,851,600
       530,400  BRE Bank SA*                                                15,081,642
     2,325,600  KGHM Polska Miedz SA*                                       12,055,047
     2,919,300  Polski Koncern Naftowy Orlen                                18,144,389
                                                                         -------------
                                                                            62,132,678
                                                                         -------------
                RUSSIA -- 2.2%
       690,700  AO Mosenergo ADR                                             4,731,295
       632,610  Bashneft                                                     2,454,276
     2,649,789  Chelyabinsk Pipe Works*                                        596,203
         7,500  Cherepovets MK Severstal                                       705,000
        17,100  Dalmoreproduct*                                                  1,710
        90,000  Divot Holdings NV*+(a)(b)                                          900
       272,800  Electrosila*                                                 1,568,600
       362,650  Lukoil ADR                                                  28,196,037
        37,000  Lukoil ADR 144A                                              2,876,750
       120,997  MMC Norilsk Nickel ADR                                       4,779,382
       785,700  North-West Telecom                                             274,209
       350,000  Onaco Oil Co*                                                  612,500
        40,000  Orenburgneft*                                                  592,000
       368,800  Rostelecom ADR                                               3,853,960
       135,000  Russia Petroleum*                                              675,000
        12,200  Sberbank RF                                                  3,098,800

6             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                RUSSIA -- CONTINUED
        10,000  Seversky Tube Works ADR*                                       124,500
         6,375  Severstal-Auto*                                                 12,750
         6,375  Severstal-Resursources*                                          6,375
     8,896,214  Sibirtelecom                                                   262,438
       143,600  Sibneft ADR                                                  3,823,350
       116,810  Sun Interbrew Ltd, Class A GDR*                                467,240
       718,000  Sun Interbrew Ltd, Class B GDR*                              3,231,000
        37,000  Trade House GUM ADR*                                           111,000
         2,400  Udmurtneft*                                                    336,000
        94,000  United Heavy Machinery ADR 144A*                               663,640
       870,580  United Heavy Machinery Uralmash-Izhora Group ADR*            6,146,295
       325,830  Yukos Corp ADR                                              18,653,768
                                                                         -------------
                                                                            88,854,978
                                                                         -------------
                SOUTH AFRICA -- 8.0%
     6,080,140  ABSA Group Ltd                                              29,405,316
     3,003,800  AECI Ltd                                                    10,982,516
     5,576,030  African Bank Investments Ltd                                 5,515,173
        80,090  AngloGold Ltd                                                3,103,078
     2,314,493  Anglovaal Industries Inc                                     5,052,099
     6,488,890  Foschini Ltd                                                15,491,893
       426,048  Impala Platinum Holdings Ltd                                33,130,027
    14,017,376  Iscor Ltd                                                   39,585,223
       870,279  Kumba Resources Ltd                                          4,137,684
       246,008  Liberty International Plc                                    2,604,731
     7,995,400  MTN Group Ltd*                                              19,797,614
     1,218,000  Naspers Ltd                                                  4,569,577
     1,506,416  Nedcor Ltd                                                  17,098,746
     2,793,200  Premier Group Ltd*(a)                                            3,811
     5,658,770  Remgro Ltd                                                  47,092,083
    26,850,257  Sanlam Ltd                                                  26,557,212
     2,478,410  Sasol Ltd                                                   28,740,089
     1,784,000  Standard Bank Investment Corp                                8,007,312
       917,700  Telkom SA Ltd*                                               5,046,724
       452,000  Tiger Brands Ltd                                             4,433,670
     1,054,200  Tongaat-Hulett Group                                         5,105,607
     3,726,000  Venfin Ltd*                                                  8,697,389
                                                                         -------------
                                                                           324,157,574
                                                                         -------------

              See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                SOUTH KOREA -- 15.7%
        38,180  Amorepacific Corp                                            4,795,790
       924,100  Cheil Industries Inc                                        12,391,920
     2,909,100  Chohung Bank*                                                9,505,652
        80,000  Crown Confectionery Co Ltd                                   3,564,609
       372,220  Daelim Industrial Co Ltd                                     8,182,048
     3,890,800  Daesang Corp                                                12,548,305
       977,000  Daewoo Shipbuilding & Marine Engineering Co Ltd*            11,111,224
       329,090  Daum Communications Corp*                                   18,294,415
       582,104  Fine Tec Corp                                                2,057,681
     3,979,000  Haansoft Inc*                                                5,420,153
     1,396,600  Hanaro Telecom Inc*                                          4,184,170
        78,450  Hanil Cement Manufacturing                                   3,788,504
     2,085,700  Hankook Tire Co Ltd                                         12,107,947
       221,840  Hanssem Co Ltd                                               2,118,141
     2,269,248  Hanwha Corp*                                                 8,724,544
       647,040  Hyosung Corp                                                 7,193,910
       644,000  Hyundai Autonet Co Ltd                                       1,776,363
       327,240  Hyundai Elevator Co Ltd*                                     7,832,097
       111,400  Hyundai Heavy Industries*                                    2,864,774
     2,033,690  Hyundai Industrial Development                              16,155,602
       207,000  Hyundai Mipo Dockyard*                                       1,879,822
       535,700  Hyundai Motor Co                                            17,822,567
     1,417,400  Jusung Engineering Co Ltd*                                   9,683,913
        64,900  Kangwon Land Inc                                             7,287,307
       879,400  KIA Motors Corp                                              6,814,277
       381,800  Kookmin Credit Card Co Ltd*                                  6,124,354
     2,294,570  Korea Electric Power Corp                                   37,585,573
     2,953,500  Korea Exchange Bank*                                        13,235,290
       289,013  Korea Information Service Inc                                6,819,063
       279,700  Korean Air Lines                                             3,525,181
       442,100  KT Corp                                                     16,828,504
        17,000  KT Corp ADR                                                    320,450
     1,027,900  KT&G Corp                                                   17,011,712
       576,000  KT&G Corp GDR 144A                                           4,711,680
       856,732  LG Card Co Ltd                                              15,305,927
       646,210  LG Electronics Inc                                          35,100,734
     1,118,900  LG Engineering & Construction Ltd                           18,707,685
       727,560  LG Industrial Systems Co Ltd*                                5,075,785
     4,409,790  LG International Corp                                       29,267,607
     1,560,900  LG Investment & Securities Co Ltd                           18,811,610

8             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                SOUTH KOREA -- CONTINUED
       252,800  Poongsan Corp                                                1,988,929
       242,376  POSCO                                                       28,593,477
       701,300  Samsung Corp                                                 5,059,240
       249,000  Samsung Electronics                                         91,928,708
       104,800  Samsung SDI Co Ltd                                           9,828,474
       755,400  Samsung Techwin Co Ltd*                                      6,795,875
       925,500  Serome Technology Inc*                                       5,262,763
     1,609,570  SK Corp                                                     22,813,341
         1,500  SK Telecom Co Ltd                                              255,888
       214,000  SK Telecom Co Ltd ADR                                        4,078,840
     2,422,000  Ssangyong Motor Co*                                         17,061,405
       170,000  Sungshin Cement Co Ltd                                       3,635,901
       648,462  Taihan Electric Wire Co Ltd                                  3,456,263
     1,440,300  Woori Finance Holdings Co Ltd                                8,984,685
                                                                         -------------
                                                                           636,280,679
                                                                         -------------
                SRI LANKA -- 0.0%
       333,600  Lanka Walltile Ltd                                             139,531
     1,591,169  Millenium Information Technology*+(a)                          787,470
                                                                         -------------
                                                                               927,001
                                                                         -------------
                TAIWAN -- 12.9%
    10,653,839  Acer Inc                                                    15,750,889
    12,342,290  Ambassador Hotel*                                            2,962,901
     2,799,500  Ambit Microsystems Corp                                      7,663,015
    29,541,431  Asustek Computer Inc                                        79,565,889
    15,588,000  AU Optronics Corp                                           20,763,921
    27,607,000  Benq Corp                                                   40,814,846
     5,848,055  Chang Hwa Commercial Bank*                                   3,013,226
    94,228,020  China Development Financial Holding Corp                    35,309,991
    56,757,000  China Petrochemical Development Corp*                        7,111,656
    47,922,165  China Steel Corp                                            38,300,694
    17,032,950  Chinatrust Financial Holding Co                             13,862,522
       584,220  Chunghwa Telecom Co Ltd ADR                                  8,249,186
     6,280,150  Compal Electronics Inc                                       9,560,507
    17,236,000  Compeq Manufacturing Co Ltd*                                 6,685,901
     7,579,732  Evergreen Marine Corp                                        5,214,699
       403,200  First Financial Holding Co Ltd GDR*                          4,749,696
     3,612,960  Formosa Chemicals & Fibre Co                                 4,717,431

              See accompanying notes to the financial statements.              9

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                TAIWAN -- CONTINUED
     2,236,020  Formosa Plastics Corp                                        3,305,785
     4,232,812  GigaByte Technology Co Ltd                                   8,674,303
    31,689,000  Grand Commercial Bank*                                      11,967,565
     1,793,145  Hon Hai Precision Industry Co Ltd                            7,401,881
     4,005,000  Hua Nan Financial Holdings Co Ltd*                           2,849,157
    25,888,920  Inventec Co Ltd                                             15,764,668
     2,779,600  MediaTek Inc                                                27,667,428
    11,724,550  Mega Financial Holdings Co Ltd                               5,697,861
    29,239,000  Mosel Vitelic Inc*                                           2,020,143
    12,438,093  Nan Ya Plastic Corp                                         14,929,499
    30,197,886  Orient Semiconductor Electronics Ltd*                        5,569,608
    18,648,000  Ritek Corp*                                                 12,829,440
     2,102,300  Synnex Technology International Corp                         3,169,637
    30,999,850  Taiwan Cement Corp                                          11,435,040
    14,951,141  Taiwan Semiconductor Manufacturing Co Ltd*                  29,326,262
       119,016  Taiwan Semiconductor Manufacturing Co Ltd ADR*               1,402,008
    13,786,914  Teco Electric & Machinery                                    4,682,013
     6,039,190  United Microelectronics Corp*                                4,950,446
       741,764  United Microelectronics Corp ADR*                            3,686,567
    29,960,000  Walsin Lihwa Corp*                                           7,674,630
    15,582,000  Waterland Financial Holdings*                                4,037,142
    27,803,040  Yageo Corp*                                                 10,174,425
    13,024,810  Yang Ming Marine Transport                                  11,134,272
    14,597,000  Yieh Loong Enterprise Co Ltd*                                6,303,231
     2,322,000  Yulon Motor Co Ltd                                           2,691,937
                                                                         -------------
                                                                           523,641,918
                                                                         -------------
                THAILAND -- 4.4%
    17,054,100  Advanced Info Service Pcl (Foreign Registered)              23,034,864
    14,272,000  Bangkok Expressway Pcl (Foreign Registered)(a)               7,988,708
    35,377,700  Bank of Ayudhya Pcl (Foreign Registered)*                    8,609,808
     4,200,400  Central Pattana Pcl (Foreign Registered)(a)                  4,625,653
    13,485,640  Charoen Pokphand Foods Pcl (Foreign Registered)(a)           1,739,447
     2,109,460  Electricity Generating Pcl (Foreign Registered)              3,234,266
     3,509,300  Electricity Generating Pcl NVDR                              5,124,312
     5,724,000  GMM Grammy Pcl (Foreign Registered)(a)                       3,022,896
     2,300,000  Italian-Thai Development Pcl NVDR*                           3,302,507
     8,686,200  Kasikornbank Pcl NVDR*                                       8,772,872
     2,604,300  Krungthai Card Pcl (Foreign Registered)(a)                   3,200,709
    28,019,100  Land & House Pcl NVDR                                        7,296,285

10            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                THAILAND -- CONTINUED
     6,411,000  Loxley Pcl (Foreign Registered)*(a)                          4,017,602
     9,111,600  National Finance Pcl NVDR                                    3,104,463
     3,927,000  National Petrochemical (Foreign Registered)(a)               6,881,090
       860,158  PTT Exploration & Production Pcl (Foreign
                  Registered)(a)                                             3,307,495
    14,588,800  PTT Pcl (Foreign Registered)(a)                             25,918,287
    15,260,000  Quality House Co Ltd (Foreign Registered)(a)                 3,249,574
     2,845,000  Ratchaburi Electricity Generating Holding Pcl (Foreign
                  Registered)(a)                                             2,007,909
       590,000  Regional Container Lines (Foreign Registered)(a)             1,414,334
    17,070,000  Saha Pathana International Holdings Pcl (Foreign
                  Registered)(a)                                             5,234,412
    16,566,000  Sansiri Pcl (Foreign Registered)*(a)                         6,289,355
       310,083  Siam Cement Pcl (Foreign Registered)                         1,418,730
     3,520,417  Siam Cement Pcl (Foreign Registered) NVDR                   14,564,879
     8,232,300  Siam Commercial Bank Pcl (Foreign Registered)*               7,813,573
     3,108,050  Star Block Co Ltd (Foreign Registered)*(a)(b)                      756
     1,415,450  Thai German Ceramics Industry (Foreign Registered)(a)        2,514,671
     4,972,800  Thai Union Frozen Products Pcl (Foreign Registered)          3,751,687
     2,403,300  Univenture Pcl (Foreign Registered)(a)                       1,915,504
     1,096,700  Univenture Pcl NVDR(a)                                         874,104
    12,000,000  Vanachai Group Pcl (Foreign Registered)(a)                   3,124,848
                                                                         -------------
                                                                           177,355,600
                                                                         -------------
                TURKEY -- 3.8%
   515,993,600  Adana Cimento, Class A                                       1,334,387
 9,950,808,787  Akbank TAS                                                  30,879,984
   646,573,500  Akcansa Cimento AS                                           1,764,326
   699,541,315  Aksigorta AS                                                 2,108,480
   361,385,000  Anadolu Isuzu Otomotiv Sanay*                                2,449,194
   262,055,000  Aselsan Askeri Elektroni                                     1,804,053
    24,163,000  Brisa Bridgestone Sabanci                                      676,581
   930,300,000  Carsi Buyuk Magazacilik AS*                                  1,028,689
 1,298,513,700  Doktas Dokumculuk Ticaret*                                   1,278,366
   997,777,000  Eregli Demir ve Celik Fabrikalari TAS*                      15,517,417
 8,461,067,000  Finansbank*                                                  5,492,828
   785,870,000  Ford Otomotive Sanayii AS*                                  10,820,254
    78,619,000  Galatasaray Sportif Sinai ve Ticari Yatirimlar AS*           2,565,949
 1,466,524,000  Global Menkul Degerler AS*                                     857,892
   164,742,000  Mardin Cimento Sanayii                                         552,372
    42,150,000  Medya Holding(c)*(a)                                                --
   480,492,000  Milliyet Gazetecilik AS*                                       942,645
    58,823,000  Nortel Networks Netas Telekomunikasyon AS                    1,112,045

              See accompanying notes to the financial statements.             11

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                TURKEY -- CONTINUED
 5,687,882,000  Tansas Perakende Magazacilik Ticaret AS*                     4,138,855
 4,226,555,793  Tofas Turk Otomobil Fabrik*                                  5,367,055
 1,555,388,750  Trakya Cam Sanayii                                           3,911,357
 1,348,830,074  Tupras Turkiye Petrol Rafine                                10,969,619
 1,043,317,807  Turkcell Iletisim Hizmet AS*                                 7,591,826
18,071,536,668  Turkiye Garanti Bankasi*                                    27,846,991
 2,225,815,078  Turkiye IS Bankasi*                                          8,256,992
   123,975,000  Uzel Makina Sanayii AS*                                        206,957
 4,505,442,000  Yapi ve Kredi Bankasi*                                       4,499,817
                                                                         -------------
                                                                           153,974,931
                                                                         -------------
                VENEZUELA -- 0.5%
     1,499,612  Compania Anonima Nacional Telefonos de Venezuela
                  (CANTV) ADR                                               19,839,867
        30,055  Mantex SACA, Class A ADR*                                       38,605
       350,434  Mercantil Servicios Financieros ADR                          2,192,946
                                                                         -------------
                                                                            22,071,418
                                                                         -------------

                TOTAL COMMON STOCKS (COST $2,678,458,279)                3,222,481,860
                                                                         -------------
                PREFERRED STOCKS -- 10.8%
                BRAZIL -- 8.5%
    39,076,000  Ambev Ciade Rebid 1.67%                                      8,643,965
 2,242,359,600  Banco Bradesco SA 1.23%                                      9,557,102
   430,253,000  Banco Itau Holding Financeira SA                            32,621,343
    23,904,000  Belgo Mineira (Registered)                                   4,585,435
   710,800,638  Brasil Telecom Participacoes SA 2.19%                        5,398,820
       153,900  Compania Vale do Rio Doce, Class A                           5,275,532
 1,982,478,860  Electrobras, Class B (Registered) 9.83%                     16,470,442
10,442,284,000  Embratel Participacoes SA*                                  21,441,772
     1,094,863  Gerdau SA                                                   16,406,306
    50,214,865  Investimentos Itau SA 2.68%                                 47,993,268
     4,377,500  Petroleo Brasileiro SA (Petrobras) 3.01%                    89,885,849
       521,700  Petroleo Brasileiro SA ADR 6.93%                            10,642,680
 1,079,427,248  Siderurgica de Tubarao 3.50%                                21,654,164
11,486,600,000  Tele Centro Oeste Celular Participacoes SA 6.78%            23,353,371
       407,300  Tele Centro Oeste Celular SA ADR 2.38%                       2,484,530
        89,232  Tele Norte Leste Participacoes ADR 4.11%                     1,160,908
   688,603,060  Tele Norte Leste Participacoes SA 3.44%                      8,974,398
   253,789,000  Telemar Norte Leste SA                                       3,853,547

12            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                BRAZIL -- CONTINUED
    12,770,698  Unipar, Class B 2.52%                                        8,065,250
       928,000  Usinas Siderrurgicas de Minas Gerais SA 4.57%                5,327,930
                                                                         -------------
                                                                           343,796,612
                                                                         -------------
                RUSSIA -- 0.2%
       100,800  Red October 144A                                                96,768
        16,125  Transneft                                                    6,450,000
                                                                         -------------
                                                                             6,546,768
                                                                         -------------
                SOUTH KOREA -- 2.1%
       190,400  Hyundai Motor Co 5.05%                                       2,892,561
       242,100  LG Electronics Inc                                           5,948,479
       426,463  Samsung Electronics (Non Voting) 4.08%                      77,094,521
                                                                         -------------
                                                                            85,935,561
                                                                         -------------

                TOTAL PREFERRED STOCKS (COST $332,489,175)                 436,278,941
                                                                         -------------
                RIGHTS AND WARRANTS -- 3.1%
                INDIA -- 2.9%
     4,331,067  Arvind Warrants, Expires 12/6/04 (Goldman Sachs)*(e)         4,251,702
       500,000  Bank of Baroda Warrants, Expires 1/6/05 (Goldman
                  Sachs)*(e)                                                 1,569,044
       966,000  Bank of Baroda Warrants, Expires 12/20/04 (Goldman
                  Sachs)*(e)                                                 3,031,394
     1,380,000  Bank of Baroda Warrants, Expires 4/4/05 (JP Morgan
                  Chase)*(e)                                                 4,453,118
     1,608,000  Bharat Heavy Electricals Ltd Warrants, Expires 8/3/04
                  (Goldman Sachs)*(e)                                       12,295,026
       516,000  Bharat Heavy Electricals Ltd Warrants, Expires 10/29/04
                  (Goldman Sachs)*(e)                                        3,945,419
       122,350  Bharat Heavy Electricals Ltd Warrants, Expires 4/4/05
                  (JP Morgan Chase)*(e)                                        935,508
       725,034  Bharat Heavy Electricals Ltd Warrants, Expires 9/9/05
                  (Merrill Lynch)*(e)                                        5,543,726
       345,000  Bharat Heavy Industries Ltd Warrants, Expires 9/12/05
                  (Merrill Lynch)*(e)                                        2,506,217
       142,800  Bharat Petroleum Corp Ltd Warrants, Expires 4/4/05 (JP
                  Morgan Chase)*(e)                                          1,082,688
       175,000  CBAY Systems Ltd Warrants, Expires 3/31/05*+(a)(e)                  --
       265,000  Digital Global Soft Warrants, Expires 12/20/04 (Goldman
                  Sachs)*(e)                                                 2,928,065
       332,317  Digital Global Soft Warrants, Expires 6/23/06 (Merrill
                  Lynch)*(e)                                                 3,671,871
       402,000  Digital Global Soft Warrants, Expires 8/3/04 (Goldman
                  Sachs)*(e)                                                 4,441,819
         5,638  e-Serve International Ltd Warrants, Expires 10/10/05
                  (Merrill Lynch)*(e)                                           78,888

              See accompanying notes to the financial statements.             13

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                INDIA -- CONTINUED
       292,326  HPCL Warrants, Expires 6/5/06 (Merrill Lynch)*(e)            2,743,426
     1,012,935  HROH Warrants, Expires 5/5/06 (Merrill Lynch)*(e)            6,413,708
       481,000  Hughes Software Systems Warrants, Expires 7/8/05 (JP
                  Morgan Chase)*(e)                                          3,620,092
     1,527,000  ICICI Bank Ltd Warrants, Expires 7/16/04 (Merrill
                  Lynch)*(e)                                                 5,962,762
       294,128  ING Vysya Bank Ltd Warrants, Expires 1/25/05 (Goldman
                  Sachs)*(e)                                                 2,987,542
     1,702,861  Larsen Warrants, Expires 1/12/05 (Goldman Sachs)*(e)        10,880,628
       900,000  Pantaln Warrants, Expires 1/18/05 (Goldman Sachs)*(e)        3,385,946
        23,709  Ranbaxy Laboratories Ltd Warrants, Expires 2/3/04
                  (Goldman Sachs)*(e)                                          523,619
        14,810  Ranbaxy Laboratories Ltd Warrants, Expires 4/4/05 (JP
                  Morgan Chase)*(e)                                            322,757
       340,675  Ranbaxy Laboratories Ltd Warrants, Expires 9/2/05
                  (Merrill Lynch)*(e)                                       11,879,034
       881,000  Reliance Industries Ltd Warrants, Expires 1/5/05
                  (Goldman Sachs)*(e)                                        7,686,840
       557,000  Reliance Industries Ltd Warrants, Expires 4/4/05 (JP
                  Morgan Chase)*(e)                                          4,895,986
        11,280  State Bank of India Warrants, Expires 12/23/05 (Merrill
                  Lynch)*(e)                                                   107,411
       476,330  United Phosphorous Ltd Warrants, Expires 10/10/05
                  (Merrill Lynch)*(e)                                        3,932,009
     1,823,406  Zee Telefilms Warrants, Expires 1/18/05 (Goldman
                  Sachs)*(e)                                                 4,146,101
                                                                         -------------
                                                                           120,222,346
                                                                         -------------
                SOUTH KOREA -- 0.0%
       136,547  Taihan Electric Rights, Expires 9/8/03*                        199,330
                                                                         -------------
                THAILAND -- 0.2%
    14,151,080  Bank of Ayudhya Warrants, Expires 8/25/08*                          --
     4,226,464  Charoen Pokphand Foods Pcl Warrants, Expires 4/29/05
                  (Foreign Registered)*                                        704,582
    30,569,000  Land & House Warrants, Expires 9/02/08 (Foreign
                  Registered)*                                               5,877,223
     2,675,600  Quality House Co Ltd Warrants, Expires 5/14/08*                179,068
     2,689,393  Telecomasia Corp Pcl Warrants, Expires 4/3/08*(a)                   --
                                                                         -------------
                                                                             6,760,873
                                                                         -------------

                TOTAL RIGHTS AND WARRANTS (COST $92,997,309)               127,182,549
                                                                         -------------
                PRIVATE EQUITY SECURITIES -- 1.4%
                POLAND -- 1.4%
    21,635,077  CHP Investors (Multimedia)*+(a)                             32,413,672
    25,091,031  MHP Investors (Tri Media Holdings LTD)*+(a)                 19,638,750

14            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                POLAND -- CONTINUED
     9,204,400  Polimex Investment Partners (Polimex Construction)*+(a)      6,138,415
                                                                         -------------
                                                                            58,190,837
                                                                         -------------

                TOTAL PRIVATE EQUITY SECURITIES (COST $58,679,407)          58,190,837
                                                                         -------------
                DEBT OBLIGATIONS -- 1.3%
                UNITED STATES -- 1.3%
$   16,985,000  U.S. Treasury Inflation Indexed Bond, 3.00%, due
                  07/15/12(d)                                               18,698,294
$    1,535,000  U.S. Treasury Inflation Indexed Note, 4.25%, due
                  01/15/10(d)                                                1,918,554
$   26,550,000  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09(d)                                               33,234,626
                                                                         -------------
                                                                            53,851,474
                                                                         -------------

                TOTAL DEBT OBLIGATIONS (COST $51,693,132)                   53,851,474
                                                                         -------------
                INVESTMENT FUNDS -- 0.4%
                INDIA -- 0.0%
           170  SPG Infinity Technology Fund I+(a)                             242,420
     1,227,400  TDA India Technology Fund II LP*+(a)                           709,315
        10,400  UTI Masterplus 1991 Units*                                       4,950
           100  UTI Masterplus 1991 Units (Shares Under Objection)                  --
                                                                         -------------
                                                                               956,685
                                                                         -------------
                KAZAKHSTAN -- 0.0%
       450,000  Kazakhstan Investment Fund+(a)                                  71,250
                                                                         -------------
                POLAND -- 0.0%
     1,749,150  The Emerging Europe Fund II, LP*+(a)                           631,093
                                                                         -------------
                ROMANIA -- 0.1%
         3,600  Romanian Investment Fund*+(a)                                1,231,754
                                                                         -------------
                RUSSIA -- 0.3%
     9,500,000  NCH Eagle Fund LP*+(a)                                      12,084,416
                                                                         -------------

              See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                UKRAINE -- 0.0%
        16,667  Societe Generale Thalmann Ukraine Fund*+(a)                    426,333
                                                                         -------------

                TOTAL INVESTMENT FUNDS (COST $21,761,458)                   15,401,531
                                                                         -------------
                MUTUAL FUNDS -- 0.3%
                UNITED STATES -- 0.3%
       133,320  GMO Alpha LIBOR Fund(d)                                      3,221,014
       337,110  GMO Short-Duration Collateral Fund(d)                        8,498,544
                                                                         -------------
                                                                            11,719,558
                                                                         -------------

                TOTAL MUTUAL FUNDS (COST $11,840,831)                       11,719,558
                                                                         -------------
                CONVERTIBLE SECURITIES -- 0.1%
                INDIA -- 0.1%
$    2,500,000  CBAY Systems Ltd, Convertible Securities, Zero Coupon,
                  due 12/31/05+(a)                                           2,500,000
                                                                         -------------
                INDONESIA -- 0.0%
$   26,000,000  APP Global Finance (VI) Mauritius Ltd, Zero Coupon, due
                  11/18/12                                                   1,170,000
                                                                         -------------
                MALAYSIA -- 0.0%
$      911,400  Berjaya Sports Toto BHD, 8.00%, due 06/25/12                   877,822
                                                                         -------------
                RUSSIA -- 0.0%
$      124,330  Divot Holdings NV*+(a)(b)                                        1,244
$       46,624  Divot Holdings, Convertible Securities*+(a)(b)                     466
$       56,000  Lukinter Finance BV, 3.50%, due 11/29/07                        72,324
                                                                         -------------
                                                                                74,034
                                                                         -------------

                TOTAL CONVERTIBLE SECURITIES (COST $8,757,015)               4,621,856
                                                                         -------------

              See accompanying notes to the financial statements.
16

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 2.2%
                CASH EQUIVALENTS -- 2.2%
$   61,400,000  Societe General GC Time Deposit, 1.06%, due 09/02/03        61,400,000
$   27,962,695  The Boston Global Investment Trust(f)                       27,962,695
                                                                         -------------
                                                                            89,362,695
                                                                         -------------
                TOTAL SHORT-TERM INVESTMENTS (COST $89,362,695)             89,362,695
                                                                         -------------
                TOTAL INVESTMENTS -- 99.1%
                (Cost $3,346,039,301)                                    4,019,091,301

                Other Assets and Liabilities (net) -- 0.9%                  34,458,898
                                                                         -------------
                TOTAL NET ASSETS -- 100.0%                               $4,053,550,199
                                                                         =============
                NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

 *    Non-income producing security.

 + Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's Prospectus and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b)  Bankrupt issuer.

 (c)  Bankrupt security - valued by management (Note 1).

 (d) All or a portion of this security is held as collateral for open swap contracts (Note 6).

 (e)  Structured warrants with risks similar to equity swaps (Note 2).

 (f)  Represents investment of security lending collateral (Note 1).

              See accompanying notes to the financial statements.             17

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

               Additional information on each restricted security is as follows:

                                                                                   MARKET
                                                                                 VALUE AS A     MARKET
                                                                                 PERCENTAGE  VALUE AS OF
                                                   ACQUISITION      ACQUISITION  OF FUND'S    AUGUST 31,
ISSUER, DESCRIPTION                                   DATE             COST      NET ASSETS      2003
---------------------------------------------------------------------------------------------------------

CBAY Systems Ltd Warrants, Expires 3/31/05           5/06/03        $         0       0.00%  $          0
CBAY Systems Ltd, Convertible Securities,
  Zero Coupon, due 12/31/05                          5/06/03          2,500,000       0.06      2,500,000
CHP Investors (Multimedia)                     12/13/99 - 3/05/01    22,825,006       0.80     32,413,672
Divot Holdings NV, Convertible Securities            9/21/01            124,330       0.00          1,243
Divot Holdings NV, Common Stocks                     6/26/00          1,502,100       0.00            900
Divot Holdings, Convertible Securities               3/27/02             46,624       0.00            466
Kazakhstan Investment Fund                          10/16/97          3,285,000       0.00         71,250
MHP Investors (Tri Media Holdings LTD)              11/27/01         26,147,396       0.48     19,638,750
Millenium Information Technology                    10/21/99          2,252,570       0.02        787,470
NCH Eagle Fund LP                                    1/21/97          9,500,000       0.30     12,084,416
Polimex Investment Partners (Polimex
  Construction)                                 7/07/99 - 9/21/01     9,707,005       0.15      6,138,414
Romanian Investment Fund                             5/12/97          3,600,000       0.03      1,231,753
Societe Generale Thalmann Ukraine Fund               7/15/97          1,289,859       0.01        426,333
SPG Infinity Technology Fund I                      12/23/99          1,105,000       0.01        242,420
TDA India Technology Fund II LP                2/23/00 - 10/02/01     1,227,400       0.02        709,314
The Emerging Europe Fund II, LP                12/05/97 - 3/17/00     1,749,150       0.02        631,093
U TV Software Comm Ltd                               2/29/00          3,004,959       0.01        285,886

18            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     21.0%
Information Technology                                         14.8
Materials                                                      12.8
Energy                                                         12.0
Telecommunication Services                                     12.0
Industrials                                                     8.3
Consumer Discretionary                                          7.2
Utilities                                                       4.3
Consumer Staples                                                4.2
Health Care                                                     1.2
Miscellaneous                                                   2.2
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
     $26,307,175 (cost $3,346,039,301) (Note 1)               $4,019,091,301
   Foreign currency, at value (cost $16,534,903) (Note 1)         16,788,534
   Receivable for investments sold                                13,608,880
   Receivable for Fund shares sold                                46,000,000
   Dividends and interest receivable                              11,454,266
   Foreign taxes receivable                                        1,066,313
   Net receivable for open swap contracts (Notes 1 and 5)          4,811,762
   Net receivable for closed swap contracts (Notes 1 and 5)        1,146,255
   Receivable for expenses reimbursed by Manager (Note 2)             28,086
                                                              --------------

      Total assets                                             4,113,995,397
                                                              --------------

LIABILITIES:
   Payable for investments purchased                              20,583,841
   Payable upon return of securities loaned (Note 1)              27,962,695
   Payable for Fund shares repurchased                             6,223,000
   Due to custodian                                                  573,327
   Payable to affiliate for (Note 2):
      Management fee                                               2,598,680
      Shareholder service fee                                        413,794
   Accrued expenses                                                2,089,861
                                                              --------------

      Total liabilities                                           60,445,198
                                                              --------------
NET ASSETS                                                    $4,053,550,199
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $3,686,440,765
   Accumulated undistributed net investment income                20,988,526
   Accumulated net realized loss                                (331,871,769)
   Net unrealized appreciation                                   677,992,677
                                                              --------------
                                                              $4,053,550,199
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $2,433,266,241
                                                              ==============
   Class IV shares                                            $1,078,542,307
                                                              ==============
   Class V shares                                             $   97,742,621
                                                              ==============
   Class VI shares                                            $  443,999,030
                                                              ==============
SHARES OUTSTANDING:
   Class III                                                     208,579,624
                                                              ==============
   Class IV                                                       92,598,700
                                                              ==============
   Class V                                                         8,382,387
                                                              ==============
   Class VI                                                       38,092,949
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class III                                                  $        11.67
                                                              ==============
   Class IV                                                   $        11.65
                                                              ==============
   Class V                                                    $        11.66
                                                              ==============
   Class VI                                                   $        11.66
                                                              ==============

20            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $5,909,253)         $ 53,477,528
   Interest (including securities lending income of $65,472)     2,812,602
   Dividends from investment company shares                         32,908
                                                              ------------

         Total income                                           56,323,038
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                      12,107,475
   Custodian fees                                                2,189,834
   Legal fees                                                       84,548
   Audit fees                                                       73,232
   Trustees fees and related expenses (Note 2)                      27,825
   Transfer agent fees                                              25,576
   Registration fees                                                 8,556
   Miscellaneous                                                    21,436
   Fees reimbursed by Manager (Note 2)                            (162,012)
                                                              ------------
                                                                14,376,470
   Shareholder service fee (Note 2) - Class III                  1,310,009
   Shareholder service fee (Note 2) - Class IV                     608,845
   Shareholder service fee (Note 2) - Class V                       22,095
   Shareholder service fee (Note 2) - Class VI                       9,156
                                                              ------------
                                                                 1,950,105
                                                              ------------
      Net expenses                                              16,326,575
                                                              ------------

         Net investment income                                  39,996,463
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments (net of foreign capital gains tax of
      $627,816)                                                 61,285,469
      Closed swap contracts                                     11,368,684
      Foreign currency, forward contracts and foreign
      currency related transactions                             (2,756,881)
                                                              ------------
         Net realized gain                                      69,897,272
                                                              ------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              773,385,702
      Open swap contracts                                        5,764,347
      Foreign currency, forward contracts and foreign
      currency related transactions                                (76,980)
                                                              ------------
         Net unrealized gain                                   779,073,069
                                                              ------------
      Net realized and unrealized gain                         848,970,341
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $888,966,804
                                                              ============

              See accompanying notes to the financial statements.             21

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   39,996,463    $   21,466,584
   Net realized gain (loss)                                   69,897,272       (50,725,570)
   Change in net unrealized appreciation (depreciation)      779,073,069      (169,635,084)
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                               888,966,804      (198,894,070)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (10,085,440)      (14,313,177)
      Class IV                                                (6,160,152)      (12,715,508)
      Class VI                                                  (434,491)               --
                                                          --------------    --------------
      Total distributions from net investment income         (16,680,083)      (27,028,685)
                                                          --------------    --------------
   Net share transactions (Note 4):
      Class III                                              705,901,306       498,075,637
      Class IV                                              (249,572,651)      385,039,223
      Class V                                                 73,120,383                --
      Class VI                                               432,206,936                --
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             961,655,974       883,114,860
                                                          --------------    --------------

      Total increase in net assets                         1,833,942,695       657,192,105
NET ASSETS:
   Beginning of period                                     2,219,607,504     1,562,415,399
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $20,988,526 and
    distributions in excess of net investment income of
    $2,327,854, respectively)                             $4,053,550,199    $2,219,607,504
                                                          ==============    ==============

22            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ------------------------------------------------------------
                                            (UNAUDITED)         2003         2002        2001        2000        1999
                                          ----------------  ------------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.82      $     9.84    $   9.04    $  11.16    $   6.31    $   9.56
                                             ----------      ----------    --------    --------    --------    --------

Income from investment operations:
   Net investment income                           0.13+           0.11+       0.18+       0.17+       0.13+       0.25
   Net realized and unrealized gain
     (loss)                                        2.77           (1.00)       0.80       (2.27)       4.77       (3.19)
                                             ----------      ----------    --------    --------    --------    --------
      Total from investment operations             2.90           (0.89)       0.98       (2.10)       4.90       (2.94)
                                             ----------      ----------    --------    --------    --------    --------

Less distributions to shareholders:
   From net investment income                     (0.05)          (0.13)      (0.18)      (0.02)      (0.05)      (0.19)
   From net realized gains                           --              --          --          --          --       (0.12)
                                             ----------      ----------    --------    --------    --------    --------
      Total distributions                         (0.05)          (0.13)      (0.18)      (0.02)      (0.05)      (0.31)
                                             ----------      ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $    11.67      $     8.82    $   9.84    $   9.04    $  11.16    $   6.31
                                             ==========      ==========    ========    ========    ========    ========
TOTAL RETURN(a)                                   32.94%**        (9.14)%     11.15%     (18.79)%     77.43%     (30.96)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $2,433,266      $1,215,653    $826,960    $560,205    $727,197    $524,741
   Net expenses to average daily net
     assets                                        1.11%*          1.16%       1.19%(b)      1.23%      1.18%      1.16%
   Net investment income to average
     daily net assets                              2.62%*          1.12%       2.32%       1.69%       1.41%       2.75%
   Portfolio turnover rate                           24%**           59%         74%         90%         73%         76%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.01%*          0.02%       0.02%       0.02%       0.03%       0.21%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                       $     0.04      $     0.05    $   0.05    $   0.03          --          --

 *    Annualized.
 **   Not Annualized.
 +    Computed using average shares outstanding throughout the period.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .035% of average daily net assets.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             23

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -----------------------------------------------------------
                                            (UNAUDITED)         2003         2002        2001        2000       1999*
                                          ----------------  ------------  ----------  ----------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.81      $     9.83    $   9.03    $  11.16    $   6.31   $   9.56
                                             ----------      ----------    --------    --------    --------   --------

Income from investment operations:
   Net investment income                           0.14+           0.11+       0.17+       0.17+       0.13+      0.28
   Net realized and unrealized gain
     (loss)                                        2.75           (0.99)       0.82       (2.28)       4.77      (3.21)
                                             ----------      ----------    --------    --------    --------   --------
      Total from investment operations             2.89           (0.88)       0.99       (2.11)       4.90      (2.93)
                                             ----------      ----------    --------    --------    --------   --------

Less distributions to shareholders:
   From net investment income                     (0.05)          (0.14)      (0.19)      (0.02)      (0.05)     (0.20)
   From net realized gains                           --              --          --          --          --      (0.12)
                                             ----------      ----------    --------    --------    --------   --------
      Total distributions                         (0.05)          (0.14)      (0.19)      (0.02)      (0.05)     (0.32)
                                             ----------      ----------    --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD               $    11.65      $     8.81    $   9.83    $   9.03    $  11.16   $   6.31
                                             ==========      ==========    ========    ========    ========   ========
TOTAL RETURN(a)                                   32.86%**        (9.09)%     11.22%     (18.82)%     77.76%    (31.01)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,078,542      $1,003,594    $735,455    $467,619    $480,208   $261,187
   Net expenses to average daily net
     assets                                        1.07%*          1.12%       1.14%(b)      1.18%      1.13%     1.12%
   Net investment income to average
     daily net assets                              2.78%*          1.16%       2.27%       1.73%       1.45%      2.87%
   Portfolio turnover rate                           24%**           59%         74%         90%         73%        76%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.01%*          0.02%       0.02%       0.02%       0.03%      0.21%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                       $     0.01      $     0.02    $   0.03    $   0.03          --         --

 *    Annualized.
 **   Not Annualized.
 +    Computed using average shares outstanding throughout the period.
 (a) The total return would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

24            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  AUGUST 4, 2003
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2003
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.81
                                                                     -------

Income from investment operations:
   Net investment income                                                0.02+
   Net realized and unrealized gain                                     0.83
                                                                     -------

      Total from investment operations                                  0.85
                                                                     -------
NET ASSET VALUE, END OF PERIOD                                       $ 11.66
                                                                     =======
TOTAL RETURN(a)                                                         7.86%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $97,743
   Net expenses to average daily net assets                             1.00%*
   Net investment income to average daily net assets                    2.25%*
   Portfolio turnover rate                                                24%***
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                  0.01%*

 *    Annualized.
 **   Not Annualized.
 *** Not Annualized. Calculation represents portfolio turnover of the Fund for the six months ending August 31, 2003.
 +    Computed using average shares throughout the period.
 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees.

              See accompanying notes to the financial statements.             25

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS VI SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  JUNE 30, 2003
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2003
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.45
                                                                     --------

Income from investment operations:
   Net investment income                                                 0.04+
   Net realized and unrealized gain                                      1.22
                                                                     --------

      Total from investment operations                                   1.26
                                                                     --------

Less distributions to shareholders:
   From net investment income                                           (0.05)
                                                                     --------

      Total distributions                                               (0.05)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  11.66
                                                                     ========
TOTAL RETURN(a)                                                         12.13%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $443,999
   Net expenses to average daily net assets                              1.06%*
   Net investment income to average daily net assets                     2.29%*
   Portfolio turnover rate                                                 24%***
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                   0.01%*
   Purchase and redemption fees consisted of the following
     per share amounts:                                              $   0.01

 *    Annualized.
 **   Not Annualized.
 *** Not annualized. Calculation represents portfolio turnover of the Fund for the six months ending August 31, 2003.
 +    Computed using average shares outstanding throughout the period.
 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees.

26            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class IV. Effective June 30, 2003, the Fund also had Class VI shares outstanding. Effective August 4, 2003, the Fund also had Class V shares outstanding.The principal economic difference among the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      At August 31, 2003, 0.2% of the Fund was invested in the GMO Short-Duration Collateral Fund and 0.1% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Short-Duration Collateral Fund and GMO Alpha LIBOR Fund are not publicly available for direct purchase. The financial statements of the GMO Short-Duration Collateral Fund and GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.04% of the Fund's total assets as of August 31, 2003. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trust's Board of Trustees, and all costs in respect of this matter being borne by the Fund.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 5 for a summary of all open swap agreements as of August 31, 2003

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $26,307,175 collateralized by cash in the amount of $27,962,695 which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $184,350,946, $114,351,984 and $64,302,847 expiring in 2007, 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $19,381,010.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 1, 2002, the level of purchase premium and redemption fees charged to the Fund are each .80%. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested and the fee for cash redemptions was .40% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended
      August 31, 2003 and the year ended February 28, 2003, the Fund received $7,568,075 and $7,148,446 in purchase premiums and $54,244 and $79,299 in redemption fees, respectively. There is no premium for reinvested or in-kind distributions.

      INVESTMENT RISK
      Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares, .105% for Class IV shares, .085% for Class V shares and .055% for Class VI shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund incurs fees and expenses indirectly as a shareholder in GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund. For the six months ended August 31, 2003, indirect operating expenses (excluding investment-related expenses) were less than .001% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were less than .001% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $20,741. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 were as follows:

                                                                    Purchases        Sales
                                                                  --------------  ------------
         U.S. Government securities                               $   18,915,224  $         --
         Investments (non-U.S. Government securities)              1,639,000,441   692,821,921

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $3,374,336,397    $773,516,743     $(128,761,839)    $644,754,904

4.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                     91,299,398  $ 927,517,018   78,465,027  $ 750,254,514
         Shares issued to shareholders in reinvestment
           of distributions                                 713,398      7,704,694    1,032,167      9,789,196
         Shares repurchased                             (21,231,791)  (229,320,406) (25,770,379)  (261,968,073)
                                                        -----------  -------------  -----------  -------------
         Net increase                                    70,781,005  $ 705,901,306   53,726,815  $ 498,075,637
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  -------------
         Shares sold                                     26,610,827  $ 267,991,206   39,386,555  $ 388,617,328
         Shares issued to shareholders in reinvestment
           of distributions                                 361,068      3,892,310      698,767      6,650,570
         Shares repurchased                             (48,354,032)  (521,456,167)    (948,372)   (10,228,675)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                        (21,382,137) $(249,572,651)  39,136,950  $ 385,039,223
                                                        ===========  =============  ===========  =============

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   Period from August 4, 2003
                                                                        (commencement of
                                                                          operations)
                                                                    through August 31, 2003
                                                                          (Unaudited)
                                                                  ----------------------------
                                                                     Shares         Amount
         Class V:                                                 ------------  --------------
         Shares sold                                               33,372,702   $ 360,758,914
         Shares issued to shareholders in reinvestment of
           distributions                                                   --              --
         Shares repurchased                                       (24,990,315)   (287,638,531)
                                                                  -----------   -------------
         Net increase                                               8,382,387   $  73,120,383
                                                                  ===========   =============

                                                                  Period from June 30, 2003
                                                                       (commencement of
                                                                         operations)
                                                                   through August 31, 2003
                                                                         (Unaudited)
                                                                  --------------------------
                                                                    Shares        Amount
         Class VI:                                                -----------  -------------
         Shares sold                                               38,052,681  $ 431,772,445
         Shares issued to shareholders in reinvestment of
           distributions                                               40,268        434,491
         Shares repurchased                                                --             --
                                                                  -----------  -------------
         Net increase                                              38,092,949  $ 432,206,936
                                                                  ===========  =============

5.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      TOTAL RETURN SWAP AGREEMENTS

                                                                                      Net Unrealized
          Notional    Expiration                                                       Appreciation
           Amount        Date                        Description                      (Depreciation)
         -----------  ----------  --------------------------------------------------  --------------
         $10,365,539    9/11/03   Agreement with Merrill Lynch International dated      $2,465,493
                                  9/9/02 to receive the notional amount multiplied
                                  by the return of the MSCI Taiwan Index and to pay
                                  the notional amount multiplied by the 3 month
                                  LIBOR adjusted by a specific spread.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      TOTAL RETURN SWAP AGREEMENTS -- CONTINUED

                                                                                      Net Unrealized
          Notional    Expiration                                                       Appreciation
           Amount        Date                        Description                      (Depreciation)
         -----------  ----------  --------------------------------------------------  --------------
         $ 5,910,559    9/25/03   Agreement with Morgan Stanley & Co. International     $  806,580
                                  Limited dated 9/20/02 to receive the notional
                                  amount multiplied by the return on the MSCI
                                  Thailand Index and to pay the notional amount
                                  multiplied by the 3 month LIBOR adjusted by a
                                  specified spread.

           2,000,000    10/9/03   Agreement with Morgan Stanley & Co. International        485,027
                                  Limited dated 10/9/02 to receive the notional
                                  amount multiplied by the return on the MSCI India
                                  Index and to pay the notional amount multiplied by
                                  the 3 month LIBOR adjusted by a specified spread.

           5,000,000   10/18/03   Agreement with Morgan Stanley & Co. International        601,390
                                  Limited dated 10/8/02 to receive the notional
                                  amount multiplied by the return of the MSCI India
                                  Index and to pay the notional amount multiplied by
                                  the 3 month LIBOR adjusted by a specified spread.

           4,000,000   10/15/03   Agreement with Morgan Stanley & Co. International        389,633
                                  Limited dated 10/15/02 to receive the notional
                                  amount multiplied by the return of the MSCI
                                  Thailand Index and to pay the notional amount
                                  multiplied by the 3 month LIBOR adjusted by a
                                  specified spread.

           2,985,515   11/03/03   Agreement with Citibank N.A. dated 5/02/03 to           (102,152)
                                  receive the notional amount multiplied by the
                                  return of Pohang Iron & Steel Co. and to pay the
                                  notional amount multiplied by the 3 month LIBOR
                                  adjusted by a specified spread.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      TOTAL RETURN SWAP AGREEMENTS -- CONTINUED

                                                                                      Net Unrealized
          Notional    Expiration                                                       Appreciation
           Amount        Date                        Description                      (Depreciation)
         -----------  ----------  --------------------------------------------------  --------------
         $ 9,766,787   11/20/03   Agreement with Morgan Stanley & Co. International     $  156,067
                                  Limited dated 5/16/03 to receive the notional
                                  amount multiplied by the return of KT Corp. and to
                                  pay the notional amount multiplied by the 3 month
                                  LIBOR adjusted by a specified spread.

           1,401,048    1/14/04   Agreement with Morgan Stanley & Co. International        267,833
                                  Limited dated 1/09/03 to receive the notional
                                  amount multiplied by the return of the MSCI India
                                  Index and to pay the notional amount multiplied by
                                  the 3 month LIBOR adjusted by a specified spread.

          10,600,000    3/10/04   Agreement with Morgan Stanley & Co. International        159,928
                                  Limited dated 3/07/03 to receive the notional
                                  amount multiplied by the return of the MSCI India
                                  Index and to pay the notional amount multiplied by
                                  the 3 month LIBOR adjusted by a specified spread.

           4,922,665    5/26/04   Agreement with Morgan Stanley & Co. International       (418,037)
                                  Limited dated 5/21/03 to receive the notional
                                  amount multiplied by the return of Copal
                                  Electronics and to pay the notional amount
                                  multiplied by the 3 month LIBOR adjusted by a
                                  specified spread.
                                                                                        ----------
                                                                                        $4,811,762
                                                                                        ==========

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 80.9%
                        ARGENTINA -- 4.5%
USD          6,931,000  Argentina Government International Bond, 12.00%,
                          due 02/01/20(a)                                       1,940,680
DEM         20,000,000  Argentina Government International Bond, 5.87%,
                          due 03/31/23(a)                                       5,473,137
USD         31,390,000  Argentina Government International Bond,
                          Variable Rate, 3 mo. USD LIBOR + 5.75%, 6.86%,
                          due 04/06/04(a)                                       7,957,365
ARS          6,513,873  Provincia Corrientes Series 1, PIK,
                          Variable Rate, 1 mo. Peso Deposit Rate, 3.21%,
                          due 04/01/09(a)(b)                                      297,504
ARS          2,500,000  Provincia Corrientes Series 2, PIK,
                          Variable Rate, 1 mo. Peso Deposit Rate, 3.21%,
                          due 04/01/09(a)(b)                                      104,250
USD         32,000,000  Republic of Argentina Discount Bond Series L-GL,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          03/31/23(a)                                          16,480,000
DEM          3,830,000  Republic of Argentina Discount Bond,
                          Variable Rate, 6 mo. DEM LIBOR + .81%, 3.06%,
                          due 03/31/23(a)                                         999,732
USD         26,545,000  Republic of Argentina Global Bond, 12.13%, due
                          02/25/19(a)                                           7,830,775
USD          8,000,000  Republic of Argentina Global Bond, 9.75%, due
                          09/19/27(a)                                           2,160,000
DEM          5,000,000  Republic of Argentina Global Bond, 9.00%, due
                          11/19/08(a)(b)                                          736,768
USD          4,040,000  Republic of Argentina Global Bond, 8.88%, due
                          03/01/29(a)                                             893,486
USD          6,617,275  Republic of Argentina Global Bond Series 2018,
                          12.25%, due 06/19/18(c)(a)                            1,852,837
USD            198,230  Republic of Argentina Global Bond, Series 2008,
                          7.00%, due 12/19/08(a)                                   59,965
EUR          3,500,000  Republic of Argentina Global Bond, Series FEB,
                          8.00%, due 02/26/08(a)                                1,075,942
ARS         15,432,863  Republic of Argentina INDER Certificates, 6.00%,
                          due 04/15/06(a)(b)                                      745,296
USD            512,000  Republic of Argentina Par Bond Series L-GP,
                          Variable Rate, Step Up, 6.00%, due 03/31/23(a)          249,600
USD          2,000,000  Republic of Argentina Pro 4, 2.00%, due
                          12/28/10(a)                                             288,400
USD             96,602  Republic of Argentina Pro 4 Coupon Certificates,
                          0.00%, due 12/28/49(a)(b)                                    --
EUR          2,500,000  Republic of Argentina Series EMTN,
                          Variable Rate, 3 mo. EURIBOR +5.10%, 7.24%,
                          due 12/22/04(a)(b)                                      693,049
USD         64,800,000  Republic of Argentina, 12% Capitalization Bond,
                          PIK, due 06/19/31(c)(a)                              16,848,000
                                                                            -------------
                                                                               66,686,786
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        BOSNIA & HERZEGOVINA -- 0.6%
DEM         25,244,000  Bosnia & Herzegovina Series A, Step Up, 3.00%, due
                          12/11/17                                              8,714,951
                                                                            -------------
                        BRAZIL -- 20.6%
USD            307,853  Brazil Capitalization Bond Series L, PIK, 8.00%,
                          due 04/15/14                                            276,875
USD        194,000,000  Brazil DCB (Bearer),
                          Variable Rate, 6 mo. LIBOR + .88%, 2.19%, due
                          04/15/12(c)                                         155,927,500
USD         84,500,000  Brazil DCB (Registered) Series RG,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.19%, due
                          04/15/12                                             67,916,875
USD          5,000,000  Brazil DCB Series DL,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.19%, due
                          04/15/12                                              4,018,750
USD         49,525,000  Brazil Discount ZL Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.13%, due
                          04/15/24                                             37,639,000
USD         20,603,238  Brazil FLIRB (Registered),
                          Variable Rate, Step Up, 2.13%, due 04/15/09          17,821,801
USD         14,850,864  Brazil MYDFA Trust Certificates Reg S,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          09/15/07                                             13,365,777
USD          8,567,101  Brazilian Government International Bond, 6.00%,
                          due 09/15/13                                          6,871,965
                                                                            -------------
                                                                              303,838,543
                                                                            -------------
                        BULGARIA -- 2.3%
USD          5,000,000  Bulgaria Discount Bond Series A,
                          Variable Rate, 6 mo. LIBOR + .81%, 1.94%, due
                          07/28/24                                              4,812,500
USD         42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          62, 0.00%, due 01/28/10                              10,294,200
USD         42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                          63, 0.00%, due 01/28/17                               6,757,800
USD         10,822,000  Republic of Bulgaria Reg S, 8.25%, due 01/15/15        11,904,200
                                                                            -------------
                                                                               33,768,700
                                                                            -------------
                        CHINA -- 0.9%
USD         11,500,000  China Government International Bond, 6.80%, due
                          05/23/11(c)                                          13,049,700
                                                                            -------------
                        COLOMBIA -- 0.7%
USD          2,000,000  Republic of Colombia, 11.85%, due 03/09/28              1,880,000
USD          8,000,000  Republic of Colombia, 8.70%, due 02/15/16               7,600,000
                                                                            -------------
                                                                                9,480,000
                                                                            -------------

              See accompanying notes to the financial statements.
2

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        COSTA RICA -- 0.4%
USD          2,000,000  Costa Rica Government International Bond, 10.00%,
                          due 08/01/20                                          2,350,000
USD          3,000,000  Republic of Costa Rica, 8.05%, due 01/31/13             3,232,500
                                                                            -------------
                                                                                5,582,500
                                                                            -------------
                        DOMINICAN REPUBLIC -- 2.5%
USD         42,557,000  Dominican Republic Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          08/30/24                                             31,066,610
USD          6,000,000  Dominican Republic International Bond RegS, 9.04%,
                          due 01/23/13                                          5,670,000
                                                                            -------------
                                                                               36,736,610
                                                                            -------------
                        ECUADOR -- 1.2%
USD          2,900,628  Republic of Ecuador PDI (Global Bearer
                          Capitalization Bond), PIK,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          02/27/15(b)                                           1,260,967
USD         27,587,000  Republic of Ecuador Reg S,
                          Variable Rate, Step Up, 7.00%, due 08/15/30          16,345,298
                                                                            -------------
                                                                               17,606,265
                                                                            -------------
                        EL SALVADOR -- 0.4%
USD          6,000,000  Republic of El Salvador 144A, 8.50%, due 07/25/11       6,420,000
                                                                            -------------
                        IVORY COAST -- 1.6%
FRF         37,500,000  Ivory Coast Discount Bond,
                          Variable Rate, Step Up, 3.50%, due 03/31/28(a)        1,945,720
USD         79,600,000  Ivory Coast FLIRB Series YR20,
                          Variable Rate, Step Up, 2.00%, due 03/29/18(a)       13,333,000
FRF         34,905,000  Ivory Coast FLIRB,
                          Variable Rate, Step Up, 2.00%, due 03/29/18(a)          993,171
FRF        256,889,500  Ivory Coast PDI,
                          Variable Rate, Step Up, 1.90%, due 03/29/18(a)        7,739,382
                                                                            -------------
                                                                               24,011,273
                                                                            -------------
                        JAMAICA -- 0.1%
USD          2,000,000  Jamaica Government International Bond, 10.63%, due
                          06/20/17                                              1,690,000
                                                                            -------------
                        JORDAN -- 1.0%
USD          1,776,315  Hashemite Kingdom of Jordan IAB,
                          Variable Rate, 6 mo. LIBOR + .81%, 1.81%, due
                          12/23/05                                              1,731,907

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        JORDAN -- CONTINUED
USD         14,750,000  Hashemite Kingdom of Jordan Par Bond,
                          Variable Rate, Step Up, 6.00%, due 12/23/23          13,422,500
                                                                            -------------
                                                                               15,154,407
                                                                            -------------
                        KAZAKHSTAN -- 0.3%
USD          4,000,000  Kaztransoil Reg S, 8.50%, due 07/06/06                  4,220,000
                                                                            -------------
                        MACEDONIA -- 1.0%
USD         18,643,891  Macedonia Capitalization Bond, PIK,
                          Variable Rate, 6 mo. LIBOR + .81%, 1.93%, due
                          07/13/12                                             14,542,235
                                                                            -------------
                        MALAYSIA -- 0.6%
USD          8,000,000  Malaysia Global Bond, 7.50%, due 07/15/11               9,234,846
                                                                            -------------
                        MEXICO -- 8.2%
USD         52,750,000  Mexico Global Bond, 11.50%, due 05/15/26(c)            73,586,250
USD          7,500,000  Mexico Global Bond Series MTN, 8.30%, due 08/15/31      8,051,250
USD          6,000,000  Mexico Government International Bond, 7.50%, due
                          04/08/33                                              5,940,000
ITL     11,000,000,000  Mexico Government International Bond, Series EMTN,
                          11.00%, due 05/08/17                                  8,135,540
USD         12,000,000  Pemex Master Trust, 8.63%, due 02/01/22(c)             12,720,000
USD         10,000,000  Petroleos Mexicanos, Series P, 9.50%, due 09/15/27     11,737,500
                                                                            -------------
                                                                              120,170,540
                                                                            -------------
                        NIGERIA -- 1.5%
USD         27,000,000  Central Bank of Nigeria Par Bond Series WW, Step
                          Up, 6.25%, due 11/15/20                              21,870,000
                                                                            -------------
                        PANAMA -- 2.3%
USD          5,000,000  Republic of Panama, 9.63%, due 02/08/11                 5,650,000
USD          5,000,000  Republic of Panama, 9.38%, due 07/23/12(c)              5,612,500
USD          4,000,000  Republic of Panama, 9.38%, due 01/16/23                 4,240,000
USD          8,000,000  Republic of Panama Par Bond,
                          Variable Rate, Step Up, 4.75%, due 07/17/26           6,080,000
USD         14,317,875  Republic of Panama PDI Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 1.94%, due
                          07/17/16(c)                                          12,313,373
                                                                            -------------
                                                                               33,895,873
                                                                            -------------

              See accompanying notes to the financial statements.
4

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        PERU -- 2.3%
USD          7,236,000  Peru Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.19%, due
                          03/07/27                                              6,349,590
USD         12,925,000  Peru FLIRB,
                          Variable Rate, Step Up, 4.50%, due 03/07/17          10,857,000
USD         19,000,000  Peru Par Bond,
                          Variable Rate, Step Up, 3.00%, due 03/07/27          10,260,000
USD         10,000,000  Peru Trust II Series 1998-A LB, 0.00%, due
                          02/28/16                                              5,808,000
                                                                            -------------
                                                                               33,274,590
                                                                            -------------
                        PHILIPPINES -- 5.0%
USD          4,310,000  Central Bank of the Philippines Par Bond Series B,
                          Variable Rate, Step Up, 6.50%, due 12/01/17           4,202,250
USD         59,501,000  Central Bank of the Philippines Series A, 8.60%,
                          due 06/15/27                                         49,980,840
EUR         12,000,000  Philippine Government International Bond, 9.13%,
                          due 02/22/10                                         13,965,288
USD          5,500,000  Philippine Government International Bond, 8.38%,
                          due 03/12/09(c)                                       5,747,500
                                                                            -------------
                                                                               73,895,878
                                                                            -------------
                        POLAND -- 0.4%
USD          6,000,000  Poland Government International Bond, 6.25%, due
                          07/03/12                                              6,408,000
                                                                            -------------
                        QATAR -- 1.2%
USD         13,100,000  Qatar Government International Bond, 9.75%, due
                          06/15/30                                             17,357,500
                                                                            -------------
                        RUSSIA -- 7.5%
USD         10,000,000  OAO Gazprom 144A, 9.63%, due 03/01/13                  10,450,000
USD        109,694,799  Russian Federation Reg S,
                          Variable Rate, Step Up, 5.00%, due 03/31/30(c)      100,370,741
                                                                            -------------
                                                                              110,820,741
                                                                            -------------
                        SOUTH KOREA -- 0.5%
USD          6,000,000  Export Import Bank of Korea, 7.10%, due 03/15/07        6,632,046
                                                                            -------------
                        TUNISIA -- 0.1%
JPY        200,000,000  Banque Centrale De Tunisie Series 6RG, 4.35%, due
                          08/15/17                                              1,765,513
                                                                            -------------
                        UKRAINE -- 0.1%
USD          1,493,340  Ukraine Government International Bond Series,
                          11.00%, due 03/15/07                                  1,635,207
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        UNITED STATES -- 5.3%
                        ASSET-BACKED SECURITIES -- 4.4%
USD         26,005,105  BEA CBO Series 98-1A Class A2A, 144A, 6.72%, due
                          06/15/10                                             18,983,726
USD          4,228,400  California Infrastructure PG&E Series 97-1 Class
                          A7, 6.42%, due 09/25/08                               4,507,871
USD         13,160,186  Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due
                          01/15/10                                              8,685,723
USD          4,800,000  Meridian Funding Co LLC, MBIA, 144A,
                          Variable Rate, 1 mo. LIBOR + .38%, 1.49%, due
                          06/22/11                                              4,792,176
USD          2,000,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2,
                          144A, Step Up, 6.33%, due 09/15/09                    2,050,880
GBP          4,000,000  RMAC Series 03-NS1A Class A2A, 144A,
                          Variable Rate, 3 mo. GBP LIBOR + .45%, 1.63%,
                          due 06/12/35                                          6,330,164
USD         24,243,157  SHYPPCO Finance Co Series 1I Class A-2B, 6.64%,
                          due 06/15/10                                         19,879,388
                                                                            -------------
                                                                               65,229,928
                                                                            -------------
                        U.S. GOVERNMENT -- 0.9%
USD         12,506,560  U.S. Treasury Inflation Indexed Note, 3.63%, due
                          01/15/08(d)                                          13,766,987
                                                                            -------------

                        TOTAL UNITED STATES                                    78,996,915
                                                                            -------------
                        URUGUAY -- 0.4%
USD          5,250,000  Banco Central Del Uruguay Series B, 6.75%, due
                          03/21/21                                              4,567,500
USD             84,000  Uruguay Government International Bond, 7.63%, due
                          01/20/12(b)                                              51,240
USD          1,000,000  Uruguay Government International Bond, 7.00%, due
                          04/07/08(b)                                             660,000
                                                                            -------------
                                                                                5,278,740
                                                                            -------------
                        VENEZUELA -- 5.8%
USD            928,288  Republic of Venezuela DCB DL Odd Lot,
                          Variable Rate, 6 mo. LIBOR + .88%, 1.88%, due
                          12/18/07(b)                                             782,083
USD          7,891,305  Republic of Venezuela DCB IL,
                          Variable Rate, 6 mo. LIBOR + .88%, 1.88%, due
                          12/18/08                                              6,727,337
USD         19,107,000  Republic of Venezuela Discount Bond Series W-B,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          03/31/20                                             13,757,040
DEM         34,500,000  Republic Of Venezuela Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 3.38%, due
                          03/31/20                                             16,316,263
CHF         15,238,021  Republic of Venezuela FLIRB Series Sfr,
                          Variable Rate, CHF 6 mo. LIBOR + .88%, 1.25%,
                          due 03/31/07                                          8,948,822
DEM         20,490,000  Republic of Venezuela Global Bond, Step Up, 7.38%,
                          due 10/29/08                                          8,856,546

6             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        VENEZUELA -- CONTINUED
USD          3,653,108  Republic of Venezuela New Money Bond Series A Odd
                          Lot,
                          Variable Rate, 6 mo. LIBOR + 1%, 2.00%, due
                          12/18/05(b)                                           3,150,804
USD          2,558,823  Republic of Venezuela New Money Bond Series A,
                          Variable Rate, 6 mo. LIBOR + 1%, 2.00%, due
                          12/18/05                                              2,334,926
USD            765,885  Republic of Venezuela New Money Bond Series B Odd
                          Lot,
                          Variable Rate, 6 mo. LIBOR + .88%, 1.88%, due
                          12/18/05(b)                                             660,576
DEM            465,000  Republic of Venezuela New Money Bond Series B,
                          Variable Rate, 6 mo. DEM LIBOR + .88%, 2.94%,
                          due 12/15/05                                            199,033
USD            294,118  Republic of Venezuela New Money Bond Series B,
                          Variable Rate, 6 mo. LIBOR + .88%, 1.88%, due
                          12/18/05                                                268,382
FRF         54,175,000  Republic of Venezuela Par Bond, 7.71%, due
                          03/31/20                                              7,594,010
DEM         24,500,000  Republic of Venezuela Par Bond, 6.66%, due
                          03/31/20                                             10,555,435
USD          1,904,705  Republic of Venuzuela FLIRB Series A,
                          Variable Rate, 6 mo. LIBOR + .88%, 2.19%, due
                          03/31/07                                              1,711,853
USD          5,225,000  Venezuela Government International Bond, 2.06%,
                          due 03/31/20                                          3,762,000
                                                                            -------------
                                                                               85,625,110
                                                                            -------------
                        VIETNAM -- 1.5%
USD          4,000,000  Vietnam Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%, 2.06%, due
                          03/13/28                                              3,280,000
USD         19,750,000  Vietnam Par Bond,
                          Variable Rate, Step Up, 3.50%, due 03/12/28          13,232,500
USD          6,000,000  Vietnam PDI,
                          Variable Rate, Step Up, 4.00%, due 03/14/16           5,400,000
                                                                            -------------
                                                                               21,912,500
                                                                            -------------
                        YUGOSLAVIA -- 0.1%
USD          4,000,000  Second Emerging Markets Series EMTN, 0.00%, due
                          07/15/06                                              1,520,000
                                                                            -------------

                        TOTAL DEBT OBLIGATIONS (COST $1,150,474,505)        1,191,795,969
                                                                            -------------
                        LOAN ASSIGNMENTS -- 10.3%
                        ALGERIA -- 2.4%
JPY        266,770,049  Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR
                          + .8125%, (0.9375%), due 09/04/06                     2,183,454
JPY      4,243,886,220  Algeria Tranche 3 Loan Agreement, JPY LIBOR +
                          .8125%, (0.9375%), due 03/04/10                      33,280,390
                                                                            -------------
                                                                               35,463,844
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        CAMEROON -- 0.2%
NLG         23,084,718  Cameroon Loan Agreement (No Tranche specified,
                          dated January 31, 1981)*                              1,604,457
FRF         18,396,841  Republic of Cameroon Tranche B, (dated January 30,
                          1979)*                                                  431,081
                                                                            -------------
                                                                                2,035,538
                                                                            -------------
                        CONGO REPUBLIC (BRAZZAVILLE) -- 0.4%
FRF        102,097,963  Republic of Congo Loan Agreement*                       2,221,508
USD          8,496,466  Republic of Congo Loan Agreement*                       1,104,541
EUR         14,565,612  Republic of Congo Loan Agreement*                       2,078,906
                                                                            -------------
                                                                                5,404,955
                                                                            -------------
                        INDONESIA -- 2.7%
JPY        255,420,000  Republic of Indonesia Loan Agreement, dated
                          January 1, 1994 (1.00417%), due 03/28/13              1,795,033
USD          5,203,000  Republic of Indonesia Loan Agreement, dated
                          January 1, 1994 (2.10625%), due 03/29/13              4,058,340
USD          3,900,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.125%), due 12/14/19        2,533,830
USD          3,900,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.125%), due 12/14/19        2,533,831
USD          5,200,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.8125%), due 12/14/19       3,378,440
USD          2,850,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%), due 03/25/05       2,404,685
USD          2,850,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%), due 03/25/05       2,404,685
USD          3,800,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%), due 03/25/05       3,206,246
USD          6,090,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.00%), due 05/21/04         5,333,328
USD          8,120,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.00%), due 05/21/04         7,111,104
USD          6,090,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.75%), due 05/21/04         5,333,328
                                                                            -------------
                                                                               40,092,850
                                                                            -------------

              See accompanying notes to the financial statements.
8

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        JAMAICA -- 0.0%
USD             96,590  Jamaica Refinancing Agreement Tranche B, LIBOR +
                          .8125%, (2.125%), due 11/15/04                           86,553
                                                                            -------------
                                                                                   86,553
                                                                            -------------
                        MOROCCO -- 0.5%
USD          8,250,000  Morocco Restructuring and Consolidating Agreement
                          Tranche A, 6 mo. LIBOR + .8125% (2.03125),
                          due 01/01/09                                          7,920,000
                                                                            -------------
                                                                                7,920,000
                                                                            -------------
                        RUSSIA -- 4.1%
EUR          5,000,000  International Bank for Economic Cooperation Loan
                          Agreement*(b)                                         4,446,495
DEM         15,000,000  International Bank for Economic Cooperation Loan
                          Agreement*(b)                                         6,813,550
USD          8,222,222  International Investment Bank Loan Agreement*(b)        8,057,777
USD         29,080,019  Russia Foreign Trade Obligations*(b)                   29,548,207
USD         10,000,000  Russia Foreign Trade Obligations*(b)                   10,535,000
DEM          2,503,894  Russia Foreign Trade Obligations*(b)                    1,132,314
                                                                            -------------
                                                                               60,533,343
                                                                            -------------

                        TOTAL LOAN ASSIGNMENTS (COST $109,348,163)            151,537,083
                                                                            -------------
                        LOAN PARTICIPATIONS -- 8.9%
                        ALGERIA -- 1.1%
JPY        175,000,000  Algeria Tranche 3 Loan Agreement, JPY Long Term
                          Prime +.1875%, (2.3875%), (Participation with
                          Salomon), due 03/04/10                                1,368,912
JPY        656,250,000  Algeria Tranche 3 Loan Agreement, JPY Long Term
                          Prime +.1875%, (2.3875%), (Participation with
                          Salomon), due 03/04/10                                5,149,718
JPY      1,177,105,265  Algeria Tranche S1, JPY Long Term Prime + .1875%,
                          (2.3625%), (Participation with Merrill Lynch),
                          due 03/04/10                                          9,230,813
                                                                            -------------
                                                                               15,749,443
                                                                            -------------
                        CAMEROON -- 0.0%
NLG          4,968,184  Cameroon Loan Agreement, (No Tranche specified, dated January 31, 1981), (Participation with
                          Salomon)*                                               352,198
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        INDONESIA -- 0.4%
USD          1,192,763  Republic of Indonesia Loan Agreement, 6 mo. LIBOR
                          +.70%, (1.95%), (Participation with Deutsche
                          Bank), due 10/05/05                                   1,097,342
USD            480,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.125%), (Participation
                          with Salomon), due 12/14/19                             313,170
USD            480,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.125%), (Participation
                          with Salomon), due 12/14/19                             313,170
USD            640,000  Republic of Indonesia Loan Agreement, dated June
                          14, 1995 LIBOR + .625%, (2.125%), (Participation
                          with Salomon), due 12/14/19                             417,560
USD            558,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%),
                          (Participation with Salomon), due 03/25/05              458,035
USD            558,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%),
                          (Participation with Salomon), due 03/25/05              458,035
USD            744,000  Republic of Indonesia Loan Agreement, dated March
                          25, 1997 LIBOR + .625%, (2.0625%),
                          (Participation with Salomon), due 03/25/05              610,714
USD            570,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.00%), (Participation
                          with Salomon), due 05/21/04                             527,472
USD            570,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.00%), (Participation
                          with Salomon), due 05/21/04                             527,472
USD            760,000  Republic of Indonesia Loan Agreement, dated May
                          21, 1996 LIBOR + .625%, (2.00%), (Participation
                          with Salomon), due 05/21/04                             703,296
                                                                            -------------
                                                                                5,426,266
                                                                            -------------
                        JAMAICA -- 0.0%
USD            156,250  Jamaica Refinancing Agreement Tranche B, LIBOR +
                          .8125%, (2.125%), (Participation with JP Morgan
                          Chase), due 11/15/04                                    144,255
USD            781,250  Jamaica Refinancing Agreement Tranche B, LIBOR +
                          .8125%, (2.125%), (Participation with Salomon),
                          due 11/15/04                                            730,894
                                                                            -------------
                                                                                  875,149
                                                                            -------------

              See accompanying notes to the financial statements.
10

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE     DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        RUSSIA -- 6.9%
DEM          3,500,000  International Bank for Economic Cooperation Loan
                          Agreement, (Participation with Salomon)*(b)           1,598,240
USD          4,000,000  International Bank for Economic Cooperation Loan
                          Agreement, (Participation with UBS)*(b)               3,920,000
DEM          7,500,000  International Investment Bank Loan (Participation
                          with Mizuho)*(b)                                      3,410,185
JPY        900,000,000  International Investment Bank Loan Agreement,
                          (Participation with Bank of America)*(b)              6,556,394
USD         26,315,860  Russian Paris Club Debt, (Participation with
                          Deutsche Bank), due 08/16/20                         17,160,572
EUR         16,102,711  Russian Paris Club Debt, (Participation with
                          Deutsche Bank), due 08/20/16                         13,285,893
EUR         46,349,340  Russian Paris Club Debt, (Participation with
                          Deutsche Bank), due 08/20/20                         38,246,625
EUR         11,079,612  Russian Paris Club Debt, (Participation with
                          Deutsche Bank), due 08/20/20                          8,943,198
EUR         11,388,605  Russian Paris Club Debt, (Participation with
                          Deutsche Bank), due 08/20/20                          9,192,610
                                                                            -------------
                                                                              102,313,717
                                                                            -------------
                        SERBIA -- 0.5%
USD          8,352,801  Serbia New Financing Agreement (Participation with
                          JP Morgan Chase)*                                     5,763,432
USD          3,000,000  Serbia Trade & Deposit Facility Agreement
                          (Participation with JP Morgan Chase)*                 1,050,000
                                                                            -------------
                                                                                6,813,432
                                                                            -------------

                        TOTAL LOAN PARTICIPATIONS (COST $95,452,189)          131,530,205
                                                                            -------------
                        PROMISSORY NOTES -- 0.3%
                        NIGERIA -- 0.3%
USD         12,000,000  Central Bank of Nigeria Promissory Notes Series
                          RC, 5.09%, due 1/5/10                                 4,320,000
                                                                            -------------

                        TOTAL PROMISSORY NOTES (COST $5,081,893)                4,320,000
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

           SHARES/
          PRINCIPAL
            AMOUNT      DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        MUTUAL FUNDS -- 3.0%
               353,939  GMO Alpha LIBOR Fund                                    8,551,164
             1,418,366  GMO Short-Duration Collateral Fund                     35,757,008
                                                                            -------------
                        TOTAL MUTUAL FUNDS (COST $44,827,514)                  44,308,172
                                                                            -------------
                        CALL OPTIONS PURCHASED -- 0.1%
                        OPTIONS ON BONDS -- 0.1%
USD         20,000,000  China Government International Bond, 6.80%, due
                          5/23/11, Expires 9/15/03, Strike 115.00                 343,290
USD          4,000,000  Mexico Global Bond, 7.50%, due 04/08/33, Expires
                          04/29/04 Strike 103.00                                   35,475
USD          2,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 2/2/04, Strike 125.00                   38,014
USD          3,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 2/2/04, Strike 133.00                   71,451
USD          3,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 9/23/03, Strike 141.00                 214,125
USD          3,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 9/23/03, Strike 145.00                      --
USD          5,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 9/8/03, Strike 126.50                       --
USD          3,000,000  Qatar Government International Bond, 9.75%, due
                          6/15/30, Expires 9/8/03, Strike 141.50                  217,051
                                                                            -------------
                                                                                  919,406
                                                                            -------------

                        TOTAL CALL OPTIONS PURCHASED (COST $1,351,300)            919,406
                                                                            -------------
                        PUT OPTIONS PURCHASED -- 0.1%
                        OPTIONS ON INTEREST RATE SWAPS -- 0.0%
USD         50,000,000  KRW Swaption, Expires 06/01/05, Strike 7.5%                21,782
USD         75,000,000  KRW Swaption, Expires 06/07/05, Strike 7.42%               26,599
                                                                            -------------
                                                                                   48,381
                                                                            -------------

              See accompanying notes to the financial statements.
12

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PRINCIPAL
           AMOUNT/
            SHARES      DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        CROSS CURRENCY OPTIONS -- 0.1%
EUR         25,000,000  EUR Put/USD Call, Expires 10/1/03, Strike 1.1150          741,649
                                                                            -------------

                        TOTAL PUT OPTIONS PURCHASED (COST $2,232,244)             790,030
                                                                            -------------
                        RIGHTS AND WARRANTS -- 0.0%
                        MEXICO -- 0.0%
            33,077,000  Mexico Par Bond Series B Warrants, Expires
                          6/30/04**                                               413,463
            33,077,000  Mexico Par Bond Series C Warrants, Expires
                          6/30/05**                                                82,692
            33,077,000  Mexico Par Bond Series D Warrants, Expires
                          6/30/06**                                                33,077
            54,324,000  United Mexican States Warrants, Expires 12/31/09**        135,810
                                                                            -------------
                                                                                  665,042
                                                                            -------------
                        NIGERIA -- 0.0%
                25,000  Central Bank of Nigeria Payment Adjusted Warrants,
                          Expires 11/15/20**                                           --
                                                                            -------------
                        URUGUAY -- 0.0%
             4,000,000  Banco Central Del Uruguay Warrants, Expires
                          11/15/20**                                                   --
                                                                            -------------
                        VENEZUELA -- 0.0%
               164,215  Republic of Venezuela Bond Warrants, Expires
                          4/18/20**                                                    --
               262,360  Republic of Venezuela Recovery Warrants, Expires
                          4/15/20**                                                    --
                                                                            -------------

                        TOTAL RIGHTS AND WARRANTS (COST $0)                       665,042
                                                                            -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 0.5%
                        CASH EQUIVALENTS -- 0.5%
USD          7,342,108  Merrimac Cash Fund                                      7,342,108
                                                                            -------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $7,342,108)          7,342,108
                                                                            -------------
                        TOTAL INVESTMENTS -- 104.1%
                        (Cost $1,416,109,916)                               1,533,208,015

                        Other Assets and Liabilities (net) -- (4.1%)          (60,708,760)
                                                                            -------------
                        TOTAL NET ASSETS -- 100.0%                          $1,472,499,255
                                                                            =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

IAB - Interest Arrears Bond

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp

MYDFA - Multi-Year Deposit Facility Agreement

PDI - Past Due Interest

PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2003, which are subject to change based on the terms of the security, including varying reset dates.

14            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

CURRENCY ABBREVIATIONS:

ARS - Argentine Peso
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
NLG - Netherlands Guilder
USD - United States Dollar

 *    Non-performing. Borrower not currently paying interest.

 **   Non-income producing security.

 (a)  Security is in default.

 (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (c) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

 (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $1,416,109,916) (Note 1)       $1,533,208,015
   Foreign currency, at value (cost $9,493) (Note 1)                   9,138
   Receivable for investments sold                                16,025,080
   Receivable for Fund shares sold                                10,493,000
   Interest receivable                                            23,462,160
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  194,374
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                   89,873
   Net receivable for open swap contracts (Notes 1 and 6)         37,377,747
   Receivable for closed forward foreign currency contracts
    (Notes 1)                                                      6,361,132
   Receivable for reverse repurchase agreements (Note 1 and
    6)                                                            11,182,500
                                                              --------------

      Total assets                                             1,638,403,019
                                                              --------------

LIABILITIES:
   Payable for investments purchased                               6,346,915
   Written options outstanding, at value (premiums $695,000)
    (Notes 1 and 6)                                                  592,265
   Payable to affiliate for (Note 2):
      Management fee                                                 419,531
      Shareholder service fee                                        155,884
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                3,132,515
   Payable for closed reverse repurchase agreements
    (Notes 1 and 6)                                               18,437,500
   Payable for reverse repurchase agreements (Notes 1 and 6)     136,548,817
   Accrued expenses                                                  270,337
                                                              --------------

      Total liabilities                                          165,903,764
                                                              --------------
NET ASSETS                                                    $1,472,499,255
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,228,129,374
   Accumulated undistributed net investment income                46,909,404
   Accumulated net realized gain                                  46,480,908
   Net unrealized appreciation                                   150,979,569
                                                              --------------
                                                              $1,472,499,255
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $  882,014,389
                                                              ==============
   Class IV shares                                            $  590,484,866
                                                              ==============
SHARES OUTSTANDING:
   Class III                                                      82,303,167
                                                              ==============
   Class IV                                                       55,075,319
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class III                                                  $        10.72
                                                              ==============
   Class IV                                                   $        10.72
                                                              ==============

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 88,466,770
   Dividends                                                       127,211
                                                              ------------

         Total income                                           88,593,981
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       2,599,012
   Interest expense (Notes 1 and 6)                                879,310
   Custodian fees                                                  432,704
   Audit fees                                                       54,280
   Legal fees                                                       49,312
   Trustees fees and related expenses (Note 2)                      17,197
   Registration fees                                                 3,312
   Miscellaneous                                                    12,787
                                                              ------------
                                                                 4,047,914

   Shareholder service fee (Note 2) - Class III                    649,946
   Shareholder service fee (Note 2) - Class IV                     309,277
                                                              ------------
                                                                   959,223
                                                              ------------
      Net expenses                                               5,007,137
                                                              ------------

         Net investment income                                  83,586,844
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               62,059,546
      Closed futures contracts                                     439,006
      Closed swap contracts                                     (4,353,534)
      Foreign currency, forward contracts and foreign
      currency related transactions                                 11,144
                                                              ------------

         Net realized gain                                      58,156,162
                                                              ------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                               77,191,026
      Open futures contracts                                       (19,323)
      Open swap contracts                                       19,864,844
      Written options                                              102,735
      Foreign currency, forward contracts and foreign
      currency related transactions                              1,176,095
                                                              ------------

         Net unrealized gain                                    98,315,377
                                                              ------------

      Net realized and unrealized gain                         156,471,539
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $240,058,383
                                                              ============

              See accompanying notes to the financial statements.             17

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   83,586,844    $  118,639,947
   Net realized gain                                          58,156,162        55,641,785
   Change in net unrealized appreciation (depreciation)       98,315,377        16,516,738
                                                          --------------    --------------

   Net increase in net assets from operations                240,058,383       190,798,470
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (11,171,845)      (69,910,377)
      Class IV                                                (7,482,349)      (55,714,018)
                                                          --------------    --------------
      Total distributions from net investment income         (18,654,194)     (125,624,395)
                                                          --------------    --------------
   Net realized gains
      Class III                                              (26,094,237)      (12,966,279)
      Class IV                                               (17,476,630)      (10,131,853)
                                                          --------------    --------------
      Total distributions from net realized gains            (43,570,867)      (23,098,132)
                                                          --------------    --------------

                                                             (62,225,061)     (148,722,527)
                                                          --------------    --------------
   Net share transactions (Note 5):
      Class III                                              (40,178,869)      229,203,802
      Class IV                                              (103,409,219)      106,900,799
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (143,588,088)      336,104,601
                                                          --------------    --------------

      Total increase in net assets                            34,245,234       378,180,544
NET ASSETS:
   Beginning of period                                     1,438,254,021     1,060,073,477
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $46,909,404 and
    distributions in excess of net investment income of
    $18,023,246, respectively)                            $1,472,499,255    $1,438,254,021
                                                          ==============    ==============

18            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net investment income                                      $   83,586,844
   Net accretion                                                 (41,837,281)
                                                              --------------
                                                                  41,749,563
                                                              --------------
   Investments purchased                                      (1,081,492,649)
   Investments sold                                            1,106,097,924
   Short Term investments, net                                    62,155,073
                                                              --------------

                                                                  86,760,348
                                                              --------------
CHANGES IN ASSETS AND LIABILITIES:
   Net foreign currency transactions                              12,944,669
   (Increase) decrease in interest receivable                     (3,576,781)
   (Increase) decrease in receivable for fund shares sold         33,825,888
   (Increase) decrease in receivable for securities sold          (6,316,273)
   (Increase) decrease in variation margin on open futures
    contracts                                                        (90,231)
   (Increase) decrease in closed forward foreign currency
    contracts                                                     (6,361,132)
   Increase (decrease) in payable for Fund shares
    repurchased                                                     (265,551)
   Increase (decrease) in payable for securities purchased       (36,436,849)
   Increase (decrease) in premiums received on written
    options                                                          695,000
   Increase (decrease) in payable to affiliate for:
      Management fee                                                  55,495
      Shareholder service fee                                         22,819
   Increase (decrease) in accrued expenses                            (8,343)
   Net realized and unrealized gain on futures contracts             419,683
   Net realized and unrealized gain on swap contracts             (4,353,534)
   Net realized and unrealized gain on forward contracts and
    foreign currency related transactions                             11,144
                                                              --------------
  NET CASH USED FOR OPERATING ACTIVITIES                         119,075,915
                                                              --------------
CASH FLOWS FROM FINANCING ACTIVITIES*
   Proceeds from shares sold                                     176,097,692
   Shares redeemed                                              (378,573,975)
   Cash Distributions paid                                        (3,342,319)
   Increase (decrease) in net payable for reverse repurchase
    agreements                                                    61,046,413
   Increase (decrease) in payable for closed reverse
    repurchase agreements                                         18,437,500
                                                              --------------
  NET CASH PROVIDED (USED IN) FINANCING ACTIVITIES              (126,334,689)
                                                              --------------
NET DECREASE IN CASH                                              (7,258,774)
Cash and cash equivalents, beginning of period                     7,258,774
                                                              --------------
Cash and cash equivalents, end of period                      $           --
                                                              ==============
*SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of dividends and distributions                   $   58,882,742

              See accompanying notes to the financial statements.             19

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001(B)       2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.51       $   9.30     $   8.96     $   8.74     $   6.89     $  11.64
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
    Net investment income                         0.59+          0.94+        1.01+        1.13+        0.84+        0.92+
    Net realized and unrealized gain
      (loss)                                      1.09           0.45         0.52         0.41         2.20        (4.41)
                                              --------       --------     --------     --------     --------     --------

        Total from investment operations          1.68           1.39         1.53         1.54         3.04        (3.49)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
    From net investment income                   (0.14)         (0.99)       (1.19)       (1.32)       (1.07)       (0.23)
    From net realized gains                      (0.33)         (0.19)          --           --        (0.12)       (1.03)
                                              --------       --------     --------     --------     --------     --------

        Total distributions                      (0.47)         (1.18)       (1.19)       (1.32)       (1.19)       (1.26)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.72       $   9.51     $   9.30     $   8.96     $   8.74     $   6.89
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  17.68%**       15.94%       18.53%       18.78%       46.81%      (32.94)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)         $882,014       $822,080     $570,459     $430,003     $378,593     $450,336
    Net operating expenses to average
      daily net assets                            0.58%*(f)      0.57%(f)      0.57%(f)      0.56%      0.56%        0.56%
    Interest expense to average daily
      net assets                                  0.12%*(d)      0.08%(d)      0.14%(d)        --         --           --
    Total net expenses to average daily
      net assets                                  0.70%*(f)      0.65%        0.71%        0.56%        0.56%        0.56%
    Net investment income to average
      daily net assets                           11.23%*        10.21%       11.17%       12.57%       10.82%       10.99%
    Portfolio turnover rate                         69%**         121%         130%         139%         123%         272%
    Fees and expenses reimbursed by the
      Manager to average daily net
      assets:                                       --(g)        0.01%(g)      0.02%       0.03%        0.03%        0.18%
    Purchase and redemption fees
      consisted of the following per
      share amounts:(c)                       $   0.01       $   0.01           --(e)  $   0.01          N/A          N/A

 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 (d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (e)  Purchase and redemption fees were less than $0.01 per share.
 (f) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (g) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. See Note 2.

20            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001(B)       2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.52       $   9.29     $   8.95     $   8.74     $   6.90     $  11.63
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
    Net investment income                         0.59+          0.95+        1.01+        1.14+        0.84+        0.91+
    Net realized and unrealized gain
      (loss)                                      1.08           0.46         0.52         0.40         2.20        (4.37)
                                              --------       --------     --------     --------     --------     --------

        Total from investment operations          1.67           1.41         1.53         1.54         3.04        (3.46)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
    From net investment income                   (0.14)         (0.99)       (1.19)       (1.33)       (1.08)       (0.24)
    From net realized gains                      (0.33)         (0.19)          --           --        (0.12)       (1.03)
                                              --------       --------     --------     --------     --------     --------

        Total distributions                      (0.47)         (1.18)       (1.19)       (1.33)       (1.20)       (1.27)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.72       $   9.52     $   9.29     $   8.95     $   8.74     $   6.90
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  17.56%**       16.25%       18.60%       18.71%       47.00%      (32.82)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)         $590,485       $616,174     $489,615     $579,912     $545,869     $323,285
    Net operating expenses to average
      daily net assets                            0.52%*(f)      0.52%(f)      0.52%(f)      0.51%      0.51%        0.51%
    Interest expense to average daily
      net assets                                  0.12%*(d)      0.08%(d)      0.14%(d)        --         --           --
    Total net expenses to average daily
      net assets                                  0.64%*(f)      0.60%        0.66%        0.51%        0.51%        0.51%
    Net investment income to average
      daily net assets                           11.30%*        10.32%       11.22%       12.62%       10.87%       10.87%
    Portfolio turnover rate                         69%**         121%         130%         139%         123%         272%
    Fees and expenses reimbursed by the
      Manager to average daily net
      assets:                                       --(g)        0.01%(g)      0.02%       0.03%        0.03%        0.18%
    Purchase and redemption fees
      consisted of the following per
      share amounts:(c)                       $   0.01       $   0.01           --(e)  $   0.01          N/A          N/A

 +    Computed using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000
 (c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting effect of purchase and redemption fees. Periods prior to March 1, 2000 have not average shares outstanding throughout the period.
 (d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses.
 (e)  Purchase and redemption fees were less than $0.01 per share.
 (f) Net expenses exclude expenses incurred indirectly through invesment in underlying funds. See Note 2.
 (g) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. See Note 2.

              See accompanying notes to the financial statements.             21

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to earn high total return through direct and indirect investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      At August 31, 2003, 2.4% of the Fund was invested in GMO Short-Duration Collateral Fund and 0.6% of the Fund was invested in GMO Alpha LIBOR Fund, each a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of GMO Alpha LIBOR Fund and GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      approximately $2,638,586. In addition, the Fund recognized for tax, but not for financial reporting purposes, ordinary income of $1,355,616 and long-term capital gains of $241,787 from Alpha LIBOR Fund. $4,235,989 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At August 31, 2003, the total value of the securities represented 45% of net assets.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 2003.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2003.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the

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GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. At August 31, 2003, the Fund had entered into reverse repurchase agreements having a market value of $154,986,317, collateralized by securities with a market value of $144,308,200. See
      Note 6 for a summary of open reverse repurchase agreements as of August 31, 2003.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2003 and the year ended February 28, 2003, the Fund received $494,447 and $1,199,731 in purchase premiums and $745,106 and $85,527 in redemption fees, respectively. There is no premium for reinvested distributions.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

      GMO Emerging Country Debt Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries. However, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations,
      (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      Effective June 30, 2002, the Manager no longer reimburses any Fund fees or expenses. Prior to June 30, 2002, GMO had an agreement to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceeded the management fee.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the six months ended August 31, 2003, indirect operating expenses (excluding investment-related expenses) were less than .001% (annualized) of the Fund's average daily net assets, and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) were less than .001% (annualized) of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003, was $12,873. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $1,081,492,649 and $1,106,097,924, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $1,429,202,153    $196,809,164      $(92,803,302)    $104,005,862

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 28.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                     14,473,528  $ 152,043,073   29,282,626  $ 269,640,084
         Shares issued to shareholders in reinvestment
           of distributions                               3,213,074     34,090,714    7,513,503     67,172,341
         Shares repurchased                             (21,786,405)  (226,312,656) (11,754,805)  (107,608,623)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                         (4,099,803) $ (40,178,869)  25,041,324  $ 229,203,802
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  -------------
         Shares sold                                      2,316,094  $  24,025,387    9,603,263  $  86,925,003
         Shares issued to shareholders in reinvestment
           of distributions                               2,336,666     24,792,028    7,164,059     64,094,884
         Shares repurchased                             (14,323,931)  (152,226,634)  (4,705,391)   (44,119,088)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                         (9,671,171) $(103,409,219)  12,061,931  $ 106,900,799
                                                        ===========  =============  ===========  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                      Net Unrealized
         Settlement                         Units                      Appreciation
            Date     Deliver/Receive     of Currency       Value      (Depreciation)
         ----------  ----------------  ---------------  ------------  --------------
            Buys
           9/09/03   KRW                8,699,999,996   $  7,379,229   $   141,895

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                      Net Unrealized
         Settlement                        Units                      Appreciation
           Date      Deliver/Receive    of Currency        Value      (Depreciation)
         ----------  ----------------  ---------------  ------------  --------------
           9/25/03   KRW               16,198,000,000   $ 13,719,387   $   (21,123)
           8/16/04   MYR                   68,580,000     18,000,000             0
                                                                       -----------
                                                                       $   120,772
                                                                       ===========
           Sales
           9/11/03   CHF                    2,800,000   $  1,999,660   $    52,479
          11/13/03   EUR                   98,700,000    108,140,319      (968,898)
           9/25/03   JPY                6,770,000,000     58,064,786    (1,155,379)
           3/17/04   KRW               16,471,000,000     13,786,104      (786,104)
           9/09/03   KRW                8,700,000,000      7,379,229      (201,011)
                                                                       -----------
                                                                       $(3,058,913)
                                                                       ===========

      FUTURES CONTRACTS

                                                                                            Net Unrealized
         Number of                                                             Contract      Appreciation
         Contracts                 Type                   Expiration Date        Value      (Depreciation)
         ---------  -----------------------------------  ------------------  -------------  --------------
           Sales
               6    Japanese Government Bond 10 Yr.      September 2003       $ 7,065,478     $ 362,140
             476    U.S. Treasury Note 10 Yr.            December 2003         52,226,125      (415,518)
                                                                                              ---------
                                                                                              $ (53,378)
                                                                                              =========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                     Puts                          Calls
                                                        ------------------------------  ----------------------------
                                                        Principal Amount                Principal Amount
                                                          of Contracts                    of Contracts
                                                        (000's omitted)     Premiums    (000's omitted)    Premiums
                                                        ----------------  ------------  ----------------  ----------
         Outstanding, beginning of period                                   $                    --       $       --
         Options written                                     10,000          695,000             --               --
                                                            -------         --------        -------       ----------
         Outstanding, end of period                          10,000         $695,000             --       $       --
                                                            =======         ========        =======       ==========

      SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                                                        Principal Amount
                                                          of Contracts                    Expiration
                                                        (000's omitted)   Exercise Price     Date      Value
                                                        ----------------  --------------  ----------  --------
         Pemex Master Trust, 9.5%, due 9/15/27              10,000  USD      100.0  USD     3/15/06   $592,265
                                                                                                      --------
                                                                                                      $592,265
                                                                                                      ========

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS

           Face Value                          Description                        Market Value
         --------------  -------------------------------------------------------  ------------
                         Lehman Brothers, 1.05%, dated 4/11/03, to be
                         repurchased on demand at face value plus accrued
         USD 14,007,000  interest.                                                $ 14,007,000
                         Lehman Brothers, 0.95%, dated 5/13/03, to be
                         repurchased on demand at face value plus accrued
         USD 23,445,000  interest.                                                  23,445,000
                         Lehman Brothers, 1.20%, dated 5/30/03, to be
                         repurchased on demand at face value plus accrued
         USD 38,325,000  interest.                                                  38,325,000
                         Deutsche Bank, 0.95%, dated 6/30/03, to be repurchased
          USD 3,266,188  on demand at face value plus accrued interest.              3,266,188
                         JP Morgan Chase & Co., 0.45%, dated 6/30/03, to be
                         repurchased on demand at face value plus accrued
          USD 1,314,400  interest.                                                   1,314,400
                         JP Morgan Chase & Co., 0.90%, dated 6/30/03, to be
                         repurchased on demand at face value plus accrued
          USD 6,596,818  interest.                                                   6,596,818
                         Lehman Brothers, 0.13%, dated 7/08/03, to be
                         repurchased on demand at face value plus accrued
          USD 3,286,000  interest.                                                   3,286,000
                         Lehman Brothers, 0.75%, dated 7/08/03, to be
                         repurchased on demand at face value plus accrued
          USD 6,033,500  interest.                                                   6,033,500
                         JP Morgan Chase & Co., 0.95%, dated 7/23/03, to be
                         repurchased on demand at face value plus accrued
         USD 15,453,084  interest.                                                  15,453,084
                         UBS AG, 0.90%, dated 7/25/03, to be repurchased on
          USD 6,117,050  demand at face value plus accrued interest.                 6,117,050
                         UBS AG, 0.80%, dated 8/21/03, to be repurchased on
          USD 1,776,930  demand at face value plus accrued interest.                 1,776,930
                         Deutsche Bank, 1.10%, dated 8/29/03, to be repurchased
          USD 5,745,347  on demand at face value plus accrued interest.              5,745,347
                         Lehman Brothers, 0.85%, dated 9/02/03, to be
                         repurchased on demand at face value plus accrued
         USD 11,182,500  interest.                                                  11,182,500
                                                                                  ------------
                                                                                  $136,548,817
                                                                                  ============
         Average balance outstanding                                              $226,953,397
         Average interest rate                                                            0.94%
         Maximum balance outstanding                                              $351,725,308
         Average shares outstanding                                                141,112,529
         Average balance per share outstanding                                            1.61

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
                5,000,000 USD   10/15/03   Agreement with Deutsche Bank AG dated 1/21/03 to     $  (264,420)
                                           pay 11.20% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           Brazil.
                5,000,000 USD   10/16/03   Agreement with Deutsche Bank AG dated 10/11/00 to        (28,925)
                                           pay 2.83% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           the Philippines.
               40,000,000 USD   12/19/03   Agreement with Deutsche Bank AG dated 4/16/03 to        (570,245)
                                           pay 5.25% per year times the notional amount. The
                                           fund receives payment only upon a default event on
                                           the Gazprom Loan Facility.
                5,000,000 USD    4/13/04   Agreement with Goldman Sachs International dated        (304,571)
                                           4/04/01 to pay 11.50% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event in Turkey.
                8,000,000 USD    4/15/04   Agreement with Morgan Guaranty Trust Company dated      (321,685)
                                           3/13/02 to pay 5.75% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event in Brazil.
                5,000,000 USD    4/15/04   Agreement with Bank of America N.A. dated 11/28/01      (307,684)
                                           to pay 7.95% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event in Brazil.
                2,000,000 USD    4/23/05   Agreement with Deutsche Bank AG dated 4/22/03 to         (79,813)
                                           pay 6.25% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           Lebanon.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
                5,000,000 USD    6/18/05   Agreement with Deutsche Bank AG dated 6/18/02 to     $   (37,959)
                                           pay 2.35% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           the Philippines.
                5,000,000 USD    7/15/05   Agreement with Banque Paribas dated 10/18/02 to         (213,867)
                                           pay 10.0% per year times the notional amount. The
                                           fund receives payment only upon a default event on
                                           the Banco Latinoamericano de Exportaciones SA Euro
                                           Medium Term Notes, 7.71%, due 9/22/05.
                7,000,000 USD    8/05/05   Agreement with Deutsche Bank AG dated 7/31/02 to        (151,511)
                                           pay 3.35% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           the Philippines.
               10,000,000 USD   11/06/05   Agreement with JP Morgan Chase Bank dated 11/05/02    (1,581,997)
                                           to pay 9.30% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event in Colombia.
               11,000,000 USD    3/22/06   Agreement with Bank of America, N.A. dated 8/12/03        (6,420)
                                           to pay 1.45% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Petroleos Mexicanos, 9.0% due
                                           6/01/07.
               15,000,000 USD    4/03/06   Agreement Morgan Guaranty Trust Company dated             10,470
                                           3/29/01 to pay 0.25% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Santander Senior Bonds
                                           or Loans.
               15,000,000 USD    4/06/06   Agreement with Morgan Guaranty Trust Company dated       (17,820)
                                           04/03/01 to pay 0.26% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Santander Senior Bonds
                                           or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
               30,000,000 USD    4/10/06   Agreement with Morgan Guaranty Trust Company dated   $   (46,453)
                                           4/05/01 to pay 0.275% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Santander Senior Bonds
                                           or Loans.
               10,000,000 USD    4/10/06   Agreement with Morgan Guaranty Trust Company dated       (11,760)
                                           4/04/01 to pay 0.26% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Santander Senior Bonds
                                           or Loans.
               25,000,000 USD    4/30/06   Agreement with Morgan Guaranty Trust Company dated       (93,720)
                                           4/25/01 to pay 0.27% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Bilbao Vizcaya Senior
                                           Bonds or Loans.
               20,000,000 USD    8/09/06   Agreement with JP Morgan Chase Bank dated 8/06/02       (161,637)
                                           to pay 0.42% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Banco Bilbao Vizcaya Argentaria SA,
                                           5.0% due 6/24/08.
               10,000,000 USD    2/18/07   Agreement with Morgan Guaranty Trust Company dated      (819,765)
                                           2/13/02 to pay 4.6% per year times the notional
                                           amount. The fund receives payment only upon a
                                           default event in Russia.
               10,000,000 USD    2/26/07   Agreement with Salomon Brothers International           (323,059)
                                           Limited dated 2/21/02 to pay 2.15% per year times
                                           the notional amount. The fund receives payment
                                           only upon a default event in the South Africa.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
               10,000,000 USD    6/27/07   Agreement with JP Morgan Chase Bank dated 06/24/02   $   (69,006)
                                           to pay 0.330% per quarter times the notional
                                           amount. The fund receives payment only upon a
                                           default event on the Banco Bilbao Vizcaya of
                                           Spain.
               10,000,000 USD    7/02/07   Agreement with Citibank N.A. dated 6/27/02 to pay        (98,673)
                                           0.64% per year times the notional amount. The fund
                                           receives payment only upon a default event on the
                                           Bank of China bonds or loans.
                3,000,000 USD    7/02/07   Agreement with Deutsche Bank AG dated 6/27/02 to         (30,038)
                                           pay 0.64% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           China.
               15,000,000 USD    9/27/07   Agreement with JP Morgan Chase Bank dated 9/26/02        (92,920)
                                           to pay 0.33% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the HSBC Bank Plc, 3 month LIBOR + .05%,
                                           due 4/12/06.
               10,000,000 USD   10/10/07   Agreement with JP Morgan Chase Bank dated 10/09/02      (210,598)
                                           to pay 0.7% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Banco Bilbao Vizcaya Argentaria SA,
                                           5.0% due 6/24/08.
                8,000,000 USD   10/19/07   Agreement with Deutsche Bank AG dated 10/18/02 to     (1,856,874)
                                           pay 15.0% per year times the notional amount. The
                                           fund receives payment only upon a default event in
                                           Venezuala.
                5,000,000 USD   10/22/07   Agreement with JP Morgan Chase Bank dated 10/21/02       (74,934)
                                           to pay 0.54% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Banco Bilbao Vizcaya Argentaria SA,
                                           5.0% due 6/24/08.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
                5,000,000 USD   10/23/07   Agreement with JP Morgan Chase Bank dated 10/22/02   $   (63,686)
                                           to pay 0.48% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Banco Bilbao Vizcaya Argentaria SA,
                                           5.0% due 6/24/08.
                5,000,000 USD   10/30/07   Agreement with Deutsche Bank AG dated 10/29/02 to        (56,015)
                                           pay 0.440% per year times the notional amount. The
                                           fund receives payment only upon a default event on
                                           the Banco Bilbao Vizcaya Argentaria SA, 5.0% due
                                           6/24/08.
               10,000,000 USD   11/25/07   Agreement with Deutsche Bank AG dated 11/22/02 to       (302,738)
                                           pay 1.15% per year times the notional amount. The
                                           fund receives payment only upon a default event on
                                           the Endesa SA of Spain, 4.375% due 6/18/09.
               15,000,000 USD   11/27/07   Agreement with JP Morgan Chase Bank dated 11/26/02      (425,896)
                                           to pay 1.1% per year times the notional amount.
                                           The fund receives payment only upon a default
                                           event on the Endesa SA of Spain, 5.25% due
                                           2/22/06.
               40,000,000 USD   12/20/04   Agreement with Deutsche Bank AG dated 4/16/03 to         681,786
                                           receive 5.25% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           on the Gazprom Loan Facility.
               15,000,000 USD    1/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to          97,397
                                           receive 5.4% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           on the Gazprom Loan Facility.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
               15,000,000 USD    6/08/06   Agreement with Morgan Guaranty Trust Company dated   $   665,514
                                           6/05/01 to receive 2.95% per year times the
                                           notional amount. The fund makes payment only upon
                                           a default event in Mexico.
               35,000,000 USD    7/05/06   Agreement with Deutsche Bank AG dated 7/01/03 to        (115,422)
                                           receive 5.0% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           on the Gazprom Loan Facility.
               15,000,000 USD    8/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to         (29,724)
                                           receive 5.45% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           on the Gazprom Loan Facility.
                5,000,000 USD    9/27/06   Agreement with Merrill Lynch International dated        (103,193)
                                           11/01/02 to receive 5.70% per year times the
                                           notional amount. The fund makes payment only upon
                                           a default event in the Dominican Republic.
                5,000,000 USD    5/07/08   Agreement with JP Morgan Chase Bank dated 5/06/03        489,692
                                           to receive 9.65% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Brazil.
                5,000,000 USD    5/30/08   Agreement with JP Morgan Chase Bank dated 5/29/03        405,214
                                           to receive 8.65% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Turkey.
                5,000,000 USD    8/06/08   Agreement with Bear, Stearns International Limited         3,205
                                           dated 8/05/03 to receive 1.10% per year times the
                                           notional amount. The fund makes payment only upon
                                           a default event in Trinidad and Tobago.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
                2,000,000 USD    9/20/08   Agreement with UBS AG dated 6/26/03 to receive       $    (4,913)
                                           9.2% per year times the notional amount. The fund
                                           makes payment only upon a default event in The
                                           Dominican Republic.
               10,000,000 USD    9/20/08   Agreement with Morgan Stanley Capital                    210,011
                                           Services, Inc., dated 7/09/03 to receive 5.15% per
                                           year times the notional amount. The fund makes
                                           payment only upon a default event in Columbia.
               12,000,000 USD    3/05/10   Agreement with Deutsche Bank AG dated 3/04/03 to       1,544,223
                                           receive 9.1% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Turkey.
                3,000,000 USD    3/31/10   Agreement with JP Morgan Chase Bank dated 3/28/03        389,551
                                           to receive 4.7% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Egypt.
                5,000,000 USD    7/30/12   Agreement with JP Morgan Chase Bank dated 7/25/02        541,968
                                           to receive 3.05% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Chile.
               10,000,000 USD    8/12/12   Agreement with JP Morgan Chase Bank dated 8/07/02      1,442,950
                                           to receive 4.42% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Mexico.
               15,000,000 USD    9/19/12   Agreement with Bank of America N.A. dated 9/18/02      2,083,275
                                           to receive 4.07% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Mexico.
               10,000,000 USD   10/03/12   Agreement with JP Morgan Chase Bank dated 10/02/02     1,408,760
                                           to receive 4.12% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Mexico.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
               10,000,000 USD   10/04/12   Agreement with JP Morgan Chase Bank dated 10/03/02   $ 1,129,395
                                           to receive 2.95% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Chile.
                5,000,000 USD   11/05/12   Agreement with Deutsche Bank AG dated 11/04/02 to       (294,651)
                                           receive 6.50% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Jamaica.
               10,000,000 USD    1/08/13   Agreement with Deutsche Bank AG dated 1/07/03 to       1,287,719
                                           receive 7.15% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Colombia.
               10,000,000 USD    1/09/13   Agreement with Deutsche Bank AG dated 1/08/03 to         585,229
                                           receive 8.25% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Turkey.
                7,000,000 USD    1/10/13   Agreement with JP Morgan Chase Bank dated 1/09/03      1,042,857
                                           to receive 7.50% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Colombia.
               10,000,000 USD    2/07/13   Agreement with JP Morgan Chase Bank dated 2/06/03      1,905,731
                                           to receive 8.30% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Colombia.
               15,000,000 USD    2/11/13   Agreement with JP Morgan Chase Bank dated 2/10/03        889,357
                                           to receive 3.05% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Mexico.
               10,000,000 USD    6/06/13   Agreement with Deutsche Bank AG dated 6/05/03 to         870,113
                                           receive 9.4% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Brazil.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
                5,000,000 USD    6/07/13   Agreement with Citibank N.A. dated 6/06/03 to        $    73,466
                                           receive 3.15% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Russia.
               10,000,000 USD    6/11/13   Agreement with Citibank N.A. dated 6/10/03 to            193,447
                                           receive 3.22% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Russia.
               20,000,000 USD    6/12/13   Agreement with Deutsche Bank AG dated 6/11/03 to       1,362,825
                                           receive 9.08% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Brazil.
               20,000,000 USD    6/13/13   Agreement with Deutsche Bank AG dated 6/12/03 to         415,995
                                           receive 3.25% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Russia.
               10,000,000 USD    6/24/13   Agreement with JP Morgan Chase Bank dated 6/23/03        244,685
                                           to receive 3.32% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Russia.
                5,000,000 USD    6/24/13   Agreement with JP Morgan Chase Bank dated 6/23/03        132,245
                                           to receive 3.35% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Russia.
               10,000,000 USD    9/20/13   Agreement with Deutsche Bank AG dated 6/23/03 to         268,985
                                           receive 3.35% per year times the notional amount.
                                           The fund makes payment only upon a default event
                                           in Russia.
               10,000,000 USD   10/05/17   Agreement with JP Morgan Chase Bank dated 10/04/02     1,764,802
                                           to receive 4.20% per year times the notional
                                           amount. The fund makes payment only upon a default
                                           event in Mexico.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
            1,000,000,000 HKD    8/07/04   Agreement with Morgan Guaranty Trust Company dated   $(3,951,683)
                                           8/03/01 to pay the notional amount multiplied by
                                           4.75% and to receive the notional amount
                                           multiplied by 3 month Floating Rate Hong Kong
                                           HIBOR adjusted by a specified spread.
              130,600,000 USD    8/07/04   Agreement with Morgan Guaranty Trust Company dated     4,209,213
                                           8/03/01 to receive the notional amount multiplied
                                           by 4.835% and to pay the notional amount
                                           multiplied by the 3 month LIBOR adjusted by a
                                           specified spread.
               15,000,000 EUR    2/22/07   Agreement with UBS AG dated 2/18/00 to pay the        (1,322,944)
                                           notional amount multiplied by 5.76% and to receive
                                           the notional amount multiplied by the 6 month
                                           EURIBOR.
            7,000,000,000 JPY    1/16/08   Agreement with UBS AG dated 1/14/03 to pay the           938,863
                                           notional amount multiplied by 0.355% and to
                                           receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    3/10/08   Agreement with Deutsche Bank AG dated 3/06/03 to         929,843
                                           pay the notional amount multiplied by 0.285% and
                                           to receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    3/26/08   Agreement with JP Morgan Chase Bank dated 3/24/03      1,109,564
                                           to pay the notional amount multiplied by 0.27% and
                                           to receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
            6,000,000,000 JPY    4/16/08   Agreement with Citibank N.A. dated 4/14/03 to pay    $ 1,145,782
                                           the notional amount multiplied by 0.27% and to
                                           receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    5/09/08   Agreement with Citibank N.A. dated 5/07/03 to pay        777,955
                                           the notional amount multiplied by 0.23% and to
                                           receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    5/19/08   Agreement with Deutsche Bank AG dated 5/15/03 to       1,310,840
                                           pay the notional amount multiplied by 0.225% and
                                           to receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    5/29/08   Agreement with Deutsche Bank AG dated 5/27/03 to         736,034
                                           pay the notional amount multiplied by 0.215% and
                                           to receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
           12,000,000,000 JPY    6/03/08   Agreement with Deutsche Bank AG dated 5/30/03 to       2,794,440
                                           pay the notional amount multiplied by 0.2% and to
                                           receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY    6/11/08   Agreement with JP Morgan Chase Bank dated 6/09/03      1,431,003
                                           to pay the notional amount multiplied by 0.1925%
                                           and to receive the notional amount multiplied by
                                           the 6 month Japanese LIBOR adjusted by a specified
                                           spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
            6,000,000,000 JPY    6/12/08   Agreement with Deutsche Bank AG dated 6/10/03 to     $ 1,445,013
                                           pay the notional amount multiplied by 0.1875% and
                                           to receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
            6,000,000,000 JPY   12/17/09   Agreement with Citibank N.A. dated 12/13/02 to pay     1,369,087
                                           the notional amount multiplied by 0.5475% and to
                                           receive the notional amount multiplied by the 6
                                           month Japanese LIBOR adjusted by a specified
                                           spread.
               26,000,000 USD    3/31/10   Agreement with UBS AG dated 3/29/00 to receive the     4,596,909
                                           notional amount multiplied by 7.406% and to pay
                                           the notional amount multiplied by the 3 month
                                           LIBOR adjusted by a specified spread.
               35,000,000 USD    9/13/10   Agreement with Bear Stearns Bank Plc dated 9/08/00     5,426,974
                                           to receive the notional amount multiplied by 7.01%
                                           and to pay the notional amount multiplied by the 3
                                           month LIBOR adjusted by a specified spread.
               20,000,000 USD    1/24/11   Agreement with UBS AG dated 1/22/01 to receive the     2,002,420
                                           notional amount multiplied by 6.12% and to pay the
                                           notional amount multiplied by the 3 month LIBOR
                                           adjusted by a specified spread.
               30,000,000 USD    1/25/11   Agreement with Bear Stearns Bank Plc dated 1/23/01     3,178,681
                                           to receive the notional amount multiplied by
                                           6.201% and to pay the notional amount multiplied
                                           by the 3 month LIBOR adjusted by a specified
                                           spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                               Net Unrealized
               Notional        Expiration                                                       Appreciation
                Amount            Date                        Description                      (Depreciation)
         --------------------  ----------  --------------------------------------------------  --------------
               50,000,000 USD    7/17/13   Agreement with JP Morgan Chase Bank dated 7/15/03    $(2,475,263)
                                           to receive the notional amount multiplied by
                                           4.3175% and to pay the notional amount multiplied
                                           by the 3 month LIBOR adjusted by a specified
                                           spread.
               50,000,000 USD    7/23/13   Agreement with JP Morgan Chase Bank dated 7/21/03     (1,590,753)
                                           to receive the notional amount multiplied by 4.54%
                                           and to pay the notional amount multiplied by the 3
                                           month LIBOR adjusted by a specified spread.
               50,000,000 USD    8/04/18   Agreement with Deutsche Bank AG dated 7/31/03 to         347,494
                                           receive the notional amount multiplied by 5.4475%
                                           and to pay the notional amount multiplied by the 3
                                           month LIBOR adjusted by a specified spread.
                                                                                                $37,377,747
                                                                                                ===========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 89.0%
               UNITED STATES -- 89.0%
      401,602  GMO Emerging Markets Fund, Class III                        4,682,676
      274,301  GMO International Growth Fund, Class III                    5,302,239
      501,974  GMO International Intrinsic Value Fund, Class III           9,893,901
      165,727  GMO International Small Companies Fund, Class III           2,217,428
      218,307  GMO Real Estate Fund, Class III                             2,698,278
       89,013  GMO Small Cap Value Fund, Class III                         1,142,924
    1,483,123  GMO U.S. Core Fund, Class III                              17,456,352
                                                                        ------------
                                                                          43,393,798
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $38,730,406)                      43,393,798
                                                                        ------------
               COMMON STOCKS -- 0.0%
               ITALY -- 0.0%
       12,500  Grassetto SPA*(a)(b)                                              137
                                                                        ------------
               TOTAL COMMON STOCKS (COST $7,041)                                 137
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 11.5%
               CASH EQUIVALENTS -- 5.8%
$   2,400,000  Bank of Montreal Time Deposit, 1.06%, due 9/02/03           2,400,000
$     400,000  HSBC Bank USA, 1.00%, due 9/02/03                             400,000
                                                                        ------------
                                                                           2,800,000
                                                                        ------------
               U.S. GOVERNMENT -- 5.7%
$   2,785,000  U.S. Treasury Bill, 0.93%, due 10/23/03(c)                  2,780,422
                                                                        ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $5,580,422)              5,580,422
                                                                        ------------
               TOTAL INVESTMENTS -- 100.5%
               (Cost $44,317,869)                                         48,974,357
               Other Assets and Liabilities (net) -- (0.5%)                 (233,515)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 48,740,842
                                                                        ============
               NOTES TO SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.
 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
 (b)  Bankrupt issuer.
 (c) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.              1

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $44,317,869) (Note 1)          $48,974,357
   Cash                                                            55,625
   Foreign currency, at value (cost $520) (Note 1)                    525
   Receivable for Fund shares sold                                450,000
   Interest receivable                                                 18
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                               384,156
   Receivable for closed forward foreign currency contracts
    (Note 1)                                                      123,961
   Receivable for expenses reimbursed by Manager (Note 2)          25,394
                                                              -----------

      Total assets                                             50,014,036
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              450,000
   Payable to affiliate for (Note 2):
      Management fee                                               19,859
      Shareholder service fee                                       5,958
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                               620,192
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                               139,039
   Accrued expenses                                                38,146
                                                              -----------

      Total liabilities                                         1,273,194
                                                              -----------
NET ASSETS                                                    $48,740,842
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $52,351,236
   Accumulated undistributed net investment income                423,895
   Accumulated net realized loss                               (7,612,056)
   Net unrealized appreciation                                  3,577,767
                                                              -----------
                                                              $48,740,842
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $48,740,842
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,012,191
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.72
                                                              ===========

2             See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  259,389
   Interest                                                       25,056
                                                              ----------

         Total income                                            284,445
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        87,898
   Custodian fees                                                 40,048
   Audit fees                                                     15,456
   Transfer agent fees                                            14,904
   Registration fees                                               2,300
   Legal fees                                                        552
   Trustees fees and related expenses (Note 2)                       412
   Miscellaneous                                                     276
   Fees reimbursed by Manager (Note 2)                           (33,488)
                                                              ----------
                                                                 128,358
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                           (73,927)
                                                              ----------
                                                                  54,431
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   26,369
   Shareholder service fee waived (Note 2) - Class III           (23,509)
                                                              ----------
                                                                   2,860
                                                              ----------
      Net expenses                                                57,291
                                                              ----------

         Net investment income                                   227,154
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (16,451)
      Realized gains distributions from investment company
      shares                                                       1,007
      Closed futures contracts                                (3,461,687)
      Foreign currency, forward contracts and foreign
      currency related transactions                             (287,846)
                                                              ----------

         Net realized loss                                    (3,764,977)
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              5,793,271
      Open futures contracts                                  (2,109,324)
      Foreign currency, forward contracts and foreign
      currency related transactions                              255,475
                                                              ----------

         Net unrealized gain                                   3,939,422
                                                              ----------

      Net realized and unrealized gain                           174,445
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  401,599
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   227,154        $   335,151
   Net realized gain (loss)                                 (3,764,977)         1,139,754
   Change in net unrealized appreciation (depreciation)      3,939,422           (449,151)
                                                           -----------        -----------

   Net increase in net assets from operations                  401,599          1,025,754
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                     --           (525,883)
                                                           -----------        -----------
   Net share transactions (Note 5):
      Class III                                             22,010,078          9,201,261
                                                           -----------        -----------
   Net increase in net assets resulting from Fund share
    transactions                                            22,010,078          9,201,261
                                                           -----------        -----------

      Total increase in net assets                          22,411,677          9,701,132
NET ASSETS:
   Beginning of period                                      26,329,165         16,628,033
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $423,895 and $196,741,
    respectively)                                          $48,740,842        $26,329,165
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.63         $  9.23      $  8.73      $  7.72      $  7.59      $  8.72
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(d)                      0.06(b)         0.20(b)      0.17(b)      0.15         0.16         0.17(b)
   Net realized and unrealized gain
     (loss)                                      0.03            0.49         0.96         1.68         0.20        (0.88)
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.09            0.69         1.13         1.83         0.36        (0.71)
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                      --           (0.29)       (0.63)       (0.82)       (0.23)       (0.42)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                          --           (0.29)       (0.63)       (0.82)       (0.23)       (0.42)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  9.72         $  9.63      $  9.23      $  8.73      $  7.72      $  7.59
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                  0.93%**         7.61%       13.32%       24.84%        4.74%       (8.13)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $48,741         $26,329      $16,628      $56,499      $46,718      $50,671
   Net expenses to average daily net
     assets(c)                                   0.33%*          0.64%        0.37%        0.25%        0.21%        0.17%
   Net investment income to average
     daily net assets(d)                         1.29%*          2.06%        1.88%        1.80%        1.89%        1.99%
   Portfolio turnover rate                          0%**(e)       111%          22%          15%          13%          21%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.74%*          0.94%        0.78%        0.64%        0.54%        0.61%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $  0.00(f)           --           --           --           --           --

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
 (b)  Computed using average shares outstanding throughout the period.
 (c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (e)  Portfolio turnover rate was less than 1%.
 (f)  Purchase/redemption fees were less than $0.01 per share.

              See accompanying notes to the financial statements.              5

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The Fund's benchmark is the Citigroup (f/k/a Salomon Smith Barney) 3-Month Treasury Bill Index. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains,

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward of $4,421,884. However, restrictions on annual utilization of this carryforward under the Code resulting from significant shareholder activity are expected to limit maximum utilization to offset future capital gains prior to expiration to approximately $2,094,980 of which $1,571,235 expires in 2006 and $523,745 expires in 2007. The Fund has elected to defer to March 1, 2003 post-October capital losses of $285,408.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2003. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares is 0.12% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003 and is subject to adjustment based upon purchase premiums and redemption fees of the underlying Funds in which it invests and the estimated transaction costs of investing directly in securities. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2003, the Fund received $15,660 in purchase premiums and $0 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      service fees paid in connection with the Fund's investment in shares of the underlying funds. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .134% (annualized) of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund though investment in underlying funds, exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fee and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .50% of the Fund's average daily net assets.

      For the six months ended August 31, 2003, indirect operating expenses (excluding shareholder service fees and investment-related expenses) and indirect investment-related expenses (including but not limited to interest expense, foreign audit expense and investment-related legal expense) incurred by the Fund were .436% (annualized) and less than .001% (annualized) of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2003 was $320. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $14,110,396 and $100,000, respectively.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $45,368,974       $3,612,286         $(6,903)        $3,605,383

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 74.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another Fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2003             Year Ended
                                                             (Unaudited)           February 28, 2003
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
         Class III:                                     ---------  -----------  ----------  ------------
         Shares sold                                    2,993,401  $28,907,814   2,164,937  $ 20,773,802
         Shares issued to shareholders
           in reinvestment of distributions                    --           --      54,717       509,414
         Shares repurchased                              (714,681)  (6,897,736) (1,287,322)  (12,081,955)
                                                        ---------  -----------  ----------  ------------
         Net increase                                   2,278,720  $22,010,078     932,332  $  9,201,261
                                                        =========  ===========  ==========  ============

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FUTURES CONTRACTS

                                                                      Net Unrealized
         Number of                                       Contract      Appreciation
         Contracts      Type        Expiration Date        Value      (Depreciation)
         ---------  -------------  ------------------  -------------  --------------

           Sales
              65    CAC40          September 2003       $ 2,371,052     $ (21,203)
              15    DAX            September 2003         1,437,082       (70,981)
             101    FTSE 100       September 2003         6,665,850       (31,583)
               6    HANG SENG      September 2003           419,266        (7,470)
              11    IBEX 35        September 2003           861,506       (17,032)
               7    MIB30          September 2003           979,760         5,364
              73    OMX            September 2003           513,590         2,224
              25    SPI 200        September 2003         1,293,286       (33,187)
              93    S&P 500        September 2003        23,429,025       (62,421)
              60    TSE TOPIX      September 2003         5,155,126      (606,402)
                                                                        ---------
                                                                        $(842,691)
                                                                        =========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------

            Buys
           9/26/03   CHF                   1,633,682   $ 1,167,129    $ (24,440)
           9/26/03   DKK                   1,549,792       228,983        8,632
           9/26/03   EUR                   3,380,158     3,708,628      105,209
           9/26/03   GBP                     821,851     1,297,929       20,611
          10/31/03   HKD                   2,574,662       330,108          583
          10/31/03   JPY                 239,490,500     2,056,547       40,633
           9/26/03   SEK                   2,156,180       257,585       10,756
          10/31/03   SGD                     341,715       195,007        1,636
                                                                      ---------
                                                                      $ 163,620
                                                                      =========

           Sales
          10/31/03   AUD                   1,591,674   $ 1,023,994    $ (39,786)
           9/26/03   CHF                   3,678,045     2,627,653       59,803
           9/26/03   DKK                   2,161,810       319,408      (11,896)
           9/26/03   EUR                   9,364,952    10,274,998     (239,157)
           9/26/03   GBP                   4,149,425     6,553,091      (48,239)
          10/31/03   HKD                   3,878,896       497,330         (872)
          10/31/03   JPY                 673,563,670     5,784,010     (112,783)
           9/26/03   NOK                     790,000       105,259         (394)
           9/26/03   SEK                   5,417,628       647,210       (5,889)
          10/31/03   SGD                     514,220       293,450         (443)
                                                                      ---------
                                                                      $(399,656)
                                                                      =========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

         PAR VALUE/
           SHARES    DESCRIPTION                                          VALUE ($)
------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 21.3%
                     AUSTRIA -- 2.3%
USD       2,500,000  Bank Austria AG, 144A, 7.25%, due 02/15/17            2,887,000
                                                                         -----------
                     CANADA -- 1.6%
GBP       1,000,000  Province of Quebec, 8.63%, due 11/04/11               1,944,920
                                                                         -----------
                     UNITED STATES -- 17.4%
                     ASSET-BACKED SECURITIES -- 13.3%
GBP       4,000,000  RMAC Series 03-NS1A Class A2A, 144A,
                       Variable Rate, 3 mo. GBP LIBOR + .45%, 1.63%,
                       due 06/12/35                                        6,330,164
GBP       4,000,000  RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .40%, 4.04%,
                       due 09/12/35                                        6,327,000
USD       3,587,451  Medallion Trust Series 03-1G Class A,
                       Variable Rate, 3 mo. LIBOR + .19%, 1.22%, due
                       12/21/33                                            3,589,352
                                                                         -----------
                                                                          16,246,516
                                                                         -----------
                     U.S. GOVERNMENT -- 4.1%
USD       3,360,000  U.S. Treasury Inflation Indexed Note, 3.88%, due
                       01/15/09(a)                                         3,754,800
USD       1,091,740  U.S. Treasury Inflation Indexed Note, 4.25%, due
                       01/15/10                                            1,250,213
                                                                         -----------
                                                                           5,005,013
                                                                         -----------

                     TOTAL UNITED STATES                                  21,251,529
                                                                         -----------

                     TOTAL DEBT OBLIGATIONS (COST $26,059,435)            26,083,449
                                                                         -----------
                     MUTUAL FUNDS -- 76.4%
            757,799  GMO Alpha LIBOR Fund                                 18,308,423
            348,508  GMO Emerging Country Debt Fund, Class III             3,736,010
          2,838,599  GMO Short-Duration Collateral Fund                   71,561,081
                                                                         -----------
                     TOTAL MUTUAL FUNDS (COST $93,553,556)                93,605,514
                                                                         -----------

              See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

         PRINCIPAL
           AMOUNT    DESCRIPTION                                          VALUE ($)
------------------------------------------------------------------------------------
                     CALL OPTIONS PURCHASED -- 0.4%
                     CROSS CURRENCY OPTIONS -- 0.4%
GBP      15,300,000  GBP Call/JPY Put, Expires 01/23/04, Strike 184.00       505,572
                                                                         -----------

                     TOTAL CALL OPTIONS PURCHASED (COST $915,744)            505,572
                                                                         -----------
                     PUT OPTIONS PURCHASED -- 1.2%
                     CROSS CURRENCY OPTIONS -- 1.2%
EUR      41,100,000  EUR Put/USD Call, Expires 10/1/03, Strike 1.1150      1,219,271
GBP      20,000,000  GBP Put/USD Call, Expires 11/6/03, Strike 1.545         241,378
                                                                         -----------
                                                                           1,460,649
                                                                         -----------

                     TOTAL PUT OPTIONS PURCHASED (COST $779,837)           1,460,649
                                                                         -----------
                     TOTAL INVESTMENTS -- 99.3%
                     (Cost $121,308,572)                                 121,655,184

                     Other Assets and Liabilities (net) -- 0.7%              908,446
                                                                         -----------
                     TOTAL NET ASSETS -- 100.0%                          $122,563,630
                                                                         ===========

              See accompanying notes to the financial statements.
2

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

 (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $121,308,572) (Note 1)         $121,655,184
   Cash                                                            483,368
   Foreign currency, at value (cost $211,184) (Note 1)             195,054
   Interest receivable                                             523,948
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,581,778
   Net receivable for open swap contracts (Notes 1 and 6)        1,132,413
   Receivable for expenses reimbursed by Manager (Note 2)           13,275
                                                              ------------

      Total assets                                             125,585,020
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                20,683
      Shareholder service fee                                       16,328
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                727,216
   Payable for closed forward currency contracts (Note 1)        1,967,452
   Net payable for closed swap contracts (Notes 1 and 6)           103,616
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                142,521
   Accrued expenses                                                 43,574
                                                              ------------

      Total liabilities                                          3,021,390
                                                              ------------
NET ASSETS                                                    $122,563,630
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $138,617,317
   Distributions in excess of net investment income                (77,138)
   Accumulated net realized loss                               (18,988,482)
   Net unrealized appreciation                                   3,011,933
                                                              ------------
                                                              $122,563,630
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $122,563,630
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    16,178,385
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       7.58
                                                              ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $  734,230
   Dividends from investment company shares                      359,933
                                                              ----------

      Total income                                             1,094,163
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       159,386
   Custodian and transfer agent fees                              47,614
   Audit fees                                                     23,736
   Legal fees                                                      4,968
   Registration fees                                               3,956
   Trustees fees and related expenses (Note 2)                     2,109
   Miscellaneous                                                   1,655
   Fees reimbursed by Manager (Note 2)                           (80,734)
                                                              ----------
                                                                 162,690
   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                           (12,409)
                                                              ----------
                                                                 150,281
                                                              ----------
   Shareholder service fee (Note 2) - Class III                  125,838
   Shareholder service fee waived (Note 2) - Class III            (4,305)
                                                              ----------
                                                                 121,533
                                                              ----------
      Net expenses                                               271,814
                                                              ----------

         Net investment income                                   822,349
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (1,514,615)
      Realized gains distributions from investment company
      shares                                                     129,288
      Closed futures contracts                                 1,006,770
      Closed swap contracts                                   (2,640,088)
      Written options                                            124,740
      Foreign currency, forward contracts and foreign
      currency related transactions                            6,437,823
                                                              ----------
         Net realized gain                                     3,543,918
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              3,090,912
      Open futures contracts                                     359,184
      Open swap contracts                                        124,081
      Foreign currency, forward contracts and foreign
      currency related transactions                             (109,959)
                                                              ----------
         Net unrealized gain                                   3,464,218
                                                              ----------
      Net realized and unrealized gain                         7,008,136
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $7,830,485
                                                              ==========

              See accompanying notes to the financial statements.              5

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $     822,349      $  3,032,237
   Net realized gain                                          3,543,918        37,728,716
   Change in net unrealized appreciation (depreciation)       3,464,218         6,438,357
                                                          -------------      ------------

   Net increase in net assets from operations                 7,830,485        47,199,310
                                                          -------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --       (37,454,172)
                                                          -------------      ------------
      Total distributions from net investment income                 --       (37,454,172)
                                                          -------------      ------------
   Net realized gains
      Class III                                             (38,014,698)       (4,977,299)
                                                          -------------      ------------
      Total distributions from net realized gains           (38,014,698)       (4,977,299)
                                                          -------------      ------------
   Net share transactions (Note 5):
      Class III                                             (83,094,533)      (41,999,305)
                                                          -------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (83,094,533)      (41,999,305)
                                                          -------------      ------------

      Total decrease in net assets                         (113,278,746)      (37,231,466)
NET ASSETS:
   Beginning of period                                      235,842,376       273,073,842
                                                          -------------      ------------
   End of period (including distributions in excess of
    net investment income of $77,138 and $899,487,
    respectively)                                         $ 122,563,630      $235,842,376
                                                          =============      ============

6             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                            AUGUST 31, 2003   ---------------------------------------------------------------------------
                              (UNAUDITED)        2003            2002           2001(D)          2000            1999
                           -----------------  -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD          $   9.20        $   9.33        $  10.04        $   9.41        $   9.87        $  10.15
                               --------        --------        --------        --------        --------        --------

Income from investment
  operations:
   Net investment income           0.04(a)+        0.11(a)+        0.53(a)+        0.51(a)+        0.51            0.55
   Net realized and
     unrealized gain
     (loss)                        0.35            1.47           (0.66)           0.12           (0.71)          (0.25)
                               --------        --------        --------        --------        --------        --------
      Total from
         investment
         operations                0.39            1.58           (0.13)           0.63           (0.20)           0.30
                               --------        --------        --------        --------        --------        --------

Less distributions to
  shareholders:
   From net investment
     income                          --           (1.51)          (0.39)             --           (0.26)          (0.46)
   From net realized
     gains                        (2.01)          (0.20)          (0.19)             --              --           (0.12)
                               --------        --------        --------        --------        --------        --------
      Total distributions         (2.01)          (1.71)          (0.58)             --           (0.26)          (0.58)
                               --------        --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD                       $   7.58        $   9.20        $   9.33        $  10.04        $   9.41        $   9.87
                               ========        ========        ========        ========        ========        ========
TOTAL RETURN(b)                    4.38%**        17.76%          (1.34)%          6.70%          (2.07)%          2.69%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)            $122,564        $235,842        $273,074        $291,112        $182,730        $163,210
   Net operating expenses
     to average daily net
     assets                        0.32%(e)*       0.33%(e)        0.32%(e)        0.33%(e)        0.34%           0.34%
   Interest expense to
     average daily net
     assets                          --              --              --              --            0.16%(c)          --
   Total net expenses to
     average daily net
     assets                        0.32%(e)*       0.33%           0.32%           0.33%           0.50%           0.34%
   Net investment income
     to average daily net
     assets                        0.98%(a)*       1.10%(a)        5.36%(a)        5.34%(a)        5.09%           5.86%
   Portfolio turnover
     rate                            25%**           50%             28%             35%            116%             75%
   Fees and expenses
     reimbursed by the
     Manager to average
     daily net assets:             0.12%*          0.08%           0.08%           0.08%           0.08%           0.28%

 +    Computed using average shares outstanding throughout the period.
 (a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (e) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
      See Note 2.
 *    Annualized.
 **   Not Annualized.

              See accompanying notes to the financial statements.              7

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in global bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

      At August 31, 2003, 58.5% of the Fund was invested in the GMO Short-Duration Collateral Fund and 14.9% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2003, 3.0% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $18,547,062. In addition, the Fund recognized for tax, but not for financial reporting

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes, ordinary income of $7,989,124 and long-term capital gains of $1,424,936 from Alpha LIBOR Fund. $27,961,122 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain securities held by the Fund, or underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of August 31, 2003.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the six months ended
      August 31, 2003, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      The Fund elected to defer to March 1, 2003 post-October losses of $3,238,674.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premiums and of discounts. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and SDCF.

      The Fund incurs fees and expenses indirectly as a shareholder in Alpha LIBOR Fund and SDCF. For the six months ended August 31, 2003, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred indirectly by the Fund through its investment in underlying funds were .021% (annualized) and .012% (annualized) of the Fund's average daily net assets, respectively. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .005% (annualized) of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004, to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed the management fee. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2003, was $1,465. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003, aggregated $39,444,222 and $152,098,328, respectively.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $131,421,934             $--       $(9,766,750)     $(9,766,750)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 78.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2003                Year Ended
                                                               (Unaudited)              February 28, 2003
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                        754,019  $   6,800,000    6,930,581  $  62,503,500
         Shares issued to shareholders in reinvestment
           of distributions                               4,723,894     38,014,698    4,515,798     39,648,710
         Shares repurchased                             (14,929,900)  (127,909,231) (15,099,456)  (144,151,515)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                         (9,451,987) $ (83,094,533)  (3,653,077) $ (41,999,305)
                                                        ===========  =============  ===========  =============

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
            Buys
          10/16/03   AUD                  14,500,000   $ 9,343,447    $   8,565
          10/23/03   CAD                   4,400,000     3,164,250       28,448
           9/11/03   CHF                  22,400,000    15,997,281     (440,543)
          11/13/03   EUR                  55,600,000    60,917,951      545,805
           9/02/03   GBP                   4,600,000     7,276,050      (51,690)
          11/06/03   GBP                   2,900,000     4,566,947       22,589
           9/25/03   JPY               4,780,000,000    40,996,997      842,069
          10/09/03   NZD                  11,000,000     6,322,718      (37,042)
                                                                      ---------
                                                                      $ 918,201
                                                                      =========
           Sales
          10/23/03   CAD                   5,600,000   $ 4,027,227    $ (39,049)
           9/02/03   GBP                   4,600,000     7,276,050       33,534
           9/25/03   JPY                 700,000,000     6,003,744     (104,430)
                                                                      =========
                                                                      $(109,945)
                                                                      =========

      FORWARD CROSS CURRENCY CONTRACTS

                                                             Net Unrealized
         Settlement   Deliver/Units of       Receive/In       Appreciation
            Date          Currency          Exchange For     (Depreciation)
         ----------   -----------------   ----------------   --------------
           9/18/03    CHF   41,559,883    EUR   27,100,000      $ 53,628
          10/02/03    EUR    5,900,000    NOK   48,183,235       (54,462)
          10/30/03    EUR   11,700,000    SEK  107,892,699        47,140
                                                                --------
                                                                $ 46,306
                                                                ========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------
           Buys
              29    Australian Government Bond 10 Yr.      September 2003       $ 1,948,480      $(57,382)
              60    Australian Government Bond 3 Yr.       September 2003         3,978,514       (56,024)
               4    Canadian Government Bond 10 Yr.        December 2003            310,593         1,992
              20    U.S. Long Bond                         December 2003          2,120,000        32,854
              13    U.S. Treasury Note 10 Yr .             December 2003          1,426,344        11,199
                                                                                                 --------
                                                                                                 $(67,361)
                                                                                                 ========
           Sales
              57    Euro BOBL                              September 2003       $ 6,959,555      $ 40,427
              58    Euro BOBL                              December 2003          7,023,705        (8,018)
              83    Euro Bund                              September 2003        10,413,845        28,072
              83    Euro Bund                              December 2003         10,330,921       (11,475)
              20    Japanese Government Bond 10 Yr.        September 2003        23,551,594       747,157
              39    U.S. Treasury Note 5 Yr.               December 2003          4,284,516       (15,459)
              75    UK Gilt Long Bond                      December 2003         13,946,290       (14,723)
                                                                                                 --------
                                                                                                 $765,981
                                                                                                 ========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

      WRITTEN OPTION TRANSACTIONS

                                                                    Puts                         Calls
                                                        ----------------------------  ----------------------------
                                                        Principal Amount              Principal Amount
                                                          of Contracts                  of Contracts
                                                        (000's omitted)    Premiums   (000's omitted)    Premiums
                                                        ----------------  ----------  ----------------  ----------
         Outstanding, beginning of period                            --   $      --                --   $      --
         Options written                                     12,600,000     124,740        12,600,000     124,740
         Options exercised                                           --          --       (12,600,000)   (124,740)
         Options expired                                    (12,600,000)   (124,740)               --          --
                                                         --------------   ---------    --------------   ---------
         Outstanding, end of period                                  --   $      --                --   $      --
                                                         ==============   =========    ==============   =========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                         Net Unrealized
            Notional     Expiration                                                       Appreciation
             Amount         Date                        Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
         15,000,000 EUR    3/21/05   Agreement with UBS AG dated 3/17/00 to receive the    $  774,343
                                     notional amount multiplied by 5.222% and to pay
                                     the notional amount multiplied by the 3 month
                                     Floating Rate EURIBOR adjusted by a specified
                                     spread.

          8,500,000 GBP    6/30/05   Agreement with Citibank N.A. dated 6/30/03 to pay        308,025
                                     the notional amount multiplied by 3.6675% and to
                                     receive the notional amount multiplied by the 6
                                     month Floating Rate British LIBOR adjusted by a
                                     specified spread.

         14,000,000 USD    7/02/05   Agreement with Deutsche Bank AG dated 6/30/03 to        (190,287)
                                     receive the notional amount multiplied by 1.55%
                                     and to pay the notional amount multiplied by the 3
                                     month LIBOR adjusted by a specified spread.

         18,900,000 CAD    7/31/05   Agreement with Deutsche Bank AG dated 7/31/03 to          33,248
                                     pay the notional amount multiplied by 3.145% and
                                     to receive the notional amount multiplied by the 3
                                     month Floating Rate CDOR adjusted by a specified
                                     spread.

         13,000,000 USD    8/04/05   Agreement with Goldman Sachs International dated         (46,177)
                                     7/31/03 to receive the notional amount multiplied
                                     by 1.975% and to pay the notional amount
                                     multiplied by the 3 month LIBOR adjusted by a
                                     specified spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
            Notional     Expiration                                                       Appreciation
             Amount         Date                        Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS -- CONTINUED
         11,200,000 EUR    9/01/05   Agreement with Citibank N.A. dated 8/28/03 to pay     $  (45,399)
                                     the notional amount multiplied by 2.82% and to
                                     receive the notional amount multiplied by the 6
                                     month Floating Rate EURIBOR adjusted by a
                                     specified spread.

         12,400,000 USD    9/02/05   Agreement with JP Morgan Chase Bank dated 8/28/03          5,022
                                     to receive the notional amount multiplied by 2.25%
                                     and to pay the notional amount multiplied by the 3
                                     month LIBOR adjusted by a specified spread.

            500,000 CHF    4/02/08   Agreement with Citibank N.A. dated 4/02/03 to             (7,686)
                                     receive the notional amount multiplied by 1.885%
                                     and to pay the notional amount multiplied by the 6
                                     month Floating Rate Swiss LIBOR adjusted by a
                                     specified spread.

            500,000 CHF    4/02/13   Agreement with Citibank N.A. dated 4/02/03 to             (9,011)
                                     receive the notional amount multiplied by 2.71%
                                     and to pay the notional amount multiplied by the 6
                                     month Floating Rate Swiss LIBOR adjusted by a
                                     specified spread.

          3,000,000 EUR    3/21/30   Agreement with UBS AG dated 3/17/00 to receive the       408,196
                                     notional amount multiplied by 5.895% and to pay
                                     the notional amount multiplied by the 3 month
                                     Floating Rate EURIBOR adjusted by a specified
                                     spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
            Notional     Expiration                                                       Appreciation
             Amount         Date                        Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
         75,000,000 USD    9/24/03   Agreement with Morgan Guaranty Trust Company dated    $    5,034
                                     9/20/01 to receive (pay) the notional amount
                                     multiplied by the return on the JP Morgan Hedged
                                     Government Bond Index and to pay the notional
                                     amount multiplied by the 1 month LIBOR adjusted by
                                     a specific spread.

         31,000,000 USD    7/21/04   Agreement with JP Morgan Chase Bank dated 7/01/03        (52,035)
                                     to receive (pay) the notional amount multiplied by
                                     the return on the JP Morgan Non-U.S. Traded Total
                                     Return Government Bond Index, hedged in U.S.
                                     dollars and to pay the notional amount multiplied
                                     by the 1 month LIBOR adjusted by a specified
                                     spread.

         31,000,000 USD    7/21/05   Agreement with JP Morgan Chase Bank dated 7/01/03        (52,009)
                                     to receive (pay) the notional amount multiplied by
                                     the return on the JP Morgan Non-U.S. Traded Total
                                     Return Government Bond Index, hedged in U.S.
                                     dollars and to pay the notional amount multiplied
                                     by the 1 month LIBOR adjusted by a specified
                                     spread.
                                                                                           ----------
                                                                                           $1,131,264
                                                                                           ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 92.1%
                   AUSTRALIA -- 3.0%
        2,113,885  Amcor Ltd                                                    12,354,955
        2,303,800  AMP Ltd                                                       9,945,867
           12,673  Batvia Mining Ltd*                                                  820
        1,400,000  BHP Billiton Ltd                                              9,904,219
          830,518  Foodland Associated                                           9,993,106
        4,098,480  John Fairfax Holdings Ltd                                     8,303,080
          824,550  Lihir Gold Ltd                                                  773,850
           76,000  Lihir Gold Ltd ADR 144A+                                      1,451,600
          553,022  Lion Nathan Ltd                                               1,886,362
        4,793,127  Oil Search Ltd                                                2,823,140
       10,946,321  Pasminco Ltd*(a)                                                     --
        3,600,000  Promina Group Ltd*                                            6,966,999
        1,122,427  Publishing & Broadcasting Ltd                                 8,027,724
          516,800  Sons of Gwalia Ltd                                            1,003,496
          976,800  Telstra Corp Ltd                                              3,173,814
          974,107  Westpac Banking Corp                                          9,867,180
                                                                            --------------
                                                                                86,476,212
                                                                            --------------
                   AUSTRIA -- 0.5%
           41,785  Erste Bank Der Oesterreichischen Sparkassen AG                3,848,976
           17,970  Flughafen Wien AG                                               669,414
           14,357  Oesterreichische Brau Beteiligungs AG                         1,923,031
           28,260  OMV AG                                                        3,320,162
          319,810  Telekom Austria AG*                                           3,339,145
           20,964  VA Technologie AG (Bearer)*                                     589,219
           57,920  Wienerberger AG                                               1,103,293
                                                                            --------------
                                                                                14,793,240
                                                                            --------------
                   BELGIUM -- 1.4%
           65,614  Almanij NV                                                    2,644,501
           25,192  CFE (CIE Francois D'enter)                                    5,725,267
          447,920  Dexia                                                         5,581,605
           30,783  Electrabel SA                                                 7,719,156
          146,065  Fortis, Class B                                               2,455,184
           40,685  Groupe Bruxelles Lambert SA                                   1,861,318
          230,720  KBC Bankverzekeringsholding                                   8,972,151
           51,682  Solvay Et Cie                                                 3,398,826

              See accompanying notes to the financial statements.              1

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   BELGIUM -- CONTINUED
           79,349  UCB SA                                                        2,109,109
                                                                            --------------
                                                                                40,467,117
                                                                            --------------
                   BRAZIL -- 0.3%
          533,600  Cia de Concessoes Rodoviarias                                 2,342,722
          109,800  Ultrapar Participacoes SA ADR                                 1,032,120
          252,600  Votorantim Celulose e Papel SA ADR                            6,643,380
                                                                            --------------
                                                                                10,018,222
                                                                            --------------
                   CANADA -- 1.4%
          568,000  BCE Inc                                                      12,296,464
        1,597,200  Hudson's Bay Co                                              10,236,173
          220,100  KAP Resources Ltd*(a)                                             1,587
           64,500  Manulife Financial Corp                                       1,952,925
          164,000  Methanex Corp                                                 1,642,187
          105,700  Rothmans Inc                                                  1,935,465
           89,000  Sun Life Financial Inc                                        1,950,474
          486,160  Timberwest Forest Corp                                        4,139,098
          196,000  Toronto-Dominion Bank                                         5,517,644
                                                                            --------------
                                                                                39,672,017
                                                                            --------------
                   CHINA -- 0.6%
        4,619,440  China Mobile Ltd                                             11,875,319
        3,923,230  Shanghai Industrial Holdings Ltd, Class H                     6,539,262
                                                                            --------------
                                                                                18,414,581
                                                                            --------------
                   DENMARK -- 0.4%
          271,320  Carlsberg A/S, Class B                                       10,831,218
                                                                            --------------
                   FINLAND -- 2.7%
        1,842,900  Huhtamaki Oyj, Class I                                       18,614,543
          130,200  Jaakko Poyry Group                                            2,530,154
        1,146,000  M-real Oyj                                                   10,153,621
        1,992,800  Nokia Oyj                                                    32,643,395
          610,000  Rapala VMC Oyj                                                3,013,735
          515,900  Uponor Oyj                                                   11,611,335
                                                                            --------------
                                                                                78,566,783
                                                                            --------------

              See accompanying notes to the financial statements.
2

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   FRANCE -- 4.9%
           38,260  Accor SA                                                      1,490,781
           46,125  Alcatel SA*                                                     501,342
          199,900  Arcelor                                                       2,578,775
           98,540  Assurances Generales de France                                4,427,015
           30,882  Aventis SA                                                    1,499,973
          375,140  Axa                                                           6,651,639
           93,105  BIC SA                                                        3,833,249
          243,082  BNP Paribas                                                  12,111,002
            6,082  Cap Gemini SA*                                                  250,070
           24,610  Casino Guichard Perrachon SA                                  1,958,901
           32,920  Christian Dior SA                                             1,572,576
          183,360  Cie de Saint-Gobain                                           7,164,656
          855,600  Eurotunnel SA Units (Bearer)*                                   713,916
          331,800  France Telecom SA*                                            8,232,801
           45,038  Group Danone                                                  6,175,958
           15,875  Guyenne et Gascogne SA                                        1,603,483
           19,898  Imerys SA                                                     3,279,087
           21,278  Lafarge SA                                                    1,428,532
          136,466  Lagardere S.C.A.                                              6,199,801
          136,204  Michelin SA, Class B                                          5,529,929
           25,383  Pernod Ricard                                                 2,177,884
          170,992  Peugeot SA                                                    7,804,024
           61,200  Publicis Groupe                                               1,792,669
           82,555  Schneider Electric SA                                         4,457,534
           39,763  Sophia (EX-SFI)                                               1,453,738
          985,020  Suez SA                                                      15,540,486
           22,810  Technip SA                                                    2,052,282
           90,814  Thales SA                                                     2,603,289
          155,263  Total SA                                                     23,813,716
           95,931  Wendel Investissement                                         3,170,212
           22,431  Worms et Cie SA                                                 418,659
                                                                            --------------
                                                                               142,487,979
                                                                            --------------
                   GERMANY -- 10.3%
           50,530  Aareal Bank AG                                                1,152,810
          269,520  Adidas-Salomon AG                                            22,548,038
          224,881  Allianz AG (Registered)                                      19,973,955
          288,500  BASF AG                                                      13,398,278
          139,440  Bilfinger & Berger                                            3,804,316
          584,310  Commerzbank AG                                                8,179,303

              See accompanying notes to the financial statements.              3

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   GERMANY -- CONTINUED
        1,330,320  Continental AG                                               34,250,093
          892,380  DaimlerChrysler AG (Registered)                              34,271,445
           61,630  Depfa Bank Plc                                                5,632,993
          283,985  Deutsche Bank AG                                             16,384,414
        1,629,570  Deutsche Lufthansa AG                                        22,381,702
        2,231,130  Deutsche Telekom*                                            31,966,727
          126,000  E. On AG                                                      6,501,764
          317,450  Fraport AG Frankfurt Airport Services Worldwide*              8,399,533
          144,448  Fresenius Medical Care AG                                     7,342,692
          231,240  K&S AG                                                        4,506,342
           36,310  Koelnische Rueckversicherungs-Gesellschaft AG (New
                     Shares)*                                                    3,065,599
          117,410  Koelnische Rueckversicherungs-Gesellschaft AG
                     (Registered)*                                               9,733,574
           99,590  MG Technologies AG                                              994,993
          101,900  Muenchener Rueckversicherungs AG                             10,453,694
           89,770  Repower Systems AG                                            1,862,755
           60,500  Rheinmetall AG                                                1,434,736
          147,100  Schering AG                                                   5,938,395
          934,100  ThyssenKrupp AG                                              12,645,012
          261,000  Volkswagen AG                                                12,808,870
                                                                            --------------
                                                                               299,632,033
                                                                            --------------
                   GREECE -- 0.0%
          117,800  Greek Organization of Football Prognostics SA                 1,404,552
                                                                            --------------
                   HONG KONG -- 2.8%
        9,835,430  Hang Lung Group Co Ltd                                       10,088,461
        8,147,420  Hang Lung Properties Ltd                                      9,401,653
        3,988,800  HKR International Ltd*                                        1,137,926
        7,124,001  Hong Kong Land Holdings                                       9,546,161
        5,696,000  Hopewell Highway Infrastructure Ltd*                          2,811,721
        3,604,000  Hysan Development Co Ltd                                      4,251,226
        2,382,573  Jardine Strategic Holdings Ltd                                8,100,748
        2,600,000  SCMP Group Ltd                                                1,100,092
          980,240  Swire Pacific Ltd, Class A                                    5,504,883
        7,531,290  Swire Pacific Ltd, Class B                                    6,469,724
        4,017,790  Wharf Holdings Ltd                                            9,427,139
        9,201,000  Wheelock and Co Ltd                                           8,670,896
        1,848,000  Yue Yuen Industrial Holdings                                  5,497,073
                                                                            --------------
                                                                                82,007,703
                                                                            --------------

              See accompanying notes to the financial statements.
4

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   INDIA -- 1.4%
          475,000  Gail India Ltd GDR 144A                                       8,184,250
          224,300  Hindalco Industries Ltd 144A                                  4,441,140
          850,000  ICICI Bank Ltd                                                3,319,154
          569,600  ICICI Bank Ltd ADR                                            5,519,424
          345,000  ITC Ltd GDR                                                   6,717,150
          295,000  Reliance Industries Ltd GDR 144A                              5,398,500
          450,000  Satyam Computer Services Ltd                                  2,226,440
          210,400  Satyam Computer Services Ltd ADR                              2,505,864
          137,000  State Bank of India GDR                                       3,438,700
                                                                            --------------
                                                                                41,750,622
                                                                            --------------
                   INDONESIA -- 0.3%
        9,307,915  Astra International Tbk*                                      4,168,542
       32,038,000  Bank Mandiri Persero PT*                                      3,209,464
        2,336,500  Indonesian Satellite Corp Tbk PT                              2,230,483
           35,700  PT Indonesian Satellite Corp Tbk ADR                            340,578
                                                                            --------------
                                                                                 9,949,067
                                                                            --------------
                   IRELAND -- 1.6%
        1,589,737  Allied Irish Banks Plc                                       22,323,311
        1,679,570  Bank of Ireland                                              19,970,519
          400,000  Grafton Group Plc New Units*                                  2,059,660
          200,000  Irish Life & Permanent Plc                                    2,375,856
                                                                            --------------
                                                                                46,729,346
                                                                            --------------
                   ITALY -- 3.5%
          591,800  Alleanza Assicurazioni SPA                                    5,340,840
          197,831  Assicurazioni Generali SPA                                    4,250,578
        1,003,331  Banca Intesa SPA                                              3,012,759
          734,523  Banca Intesa SPA (Savings Shares)                             1,641,091
          633,724  Banca Monte dei Paschi di Siena SPA                           1,662,880
          256,039  Banca Nazionale Del Lavoro SPA*                                 398,326
          195,354  Buzzi Unicem SPA                                              1,895,996
        1,199,960  CIR-Compagnie Industriali Riunite SPA                         1,504,512
          178,447  Danieli and Co SPA (Savings Shares)                             321,304
        1,458,035  Enel SPA                                                      8,884,310
        1,895,521  ENI-Ente Nazionale Idrocarburi SPA                           28,635,833
           45,747  Ericsson SPA                                                    989,445
          175,010  Fiat SPA*                                                     1,183,604

              See accompanying notes to the financial statements.              5

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   ITALY -- CONTINUED
           74,778  Fondiaria - SAI                                                 635,444
          163,946  Grouppo Editoriale L'Espresso                                   703,786
          359,370  Italcementi SPA                                               2,462,006
           58,000  Pagnossin SPA*                                                  104,432
          508,471  RAS SPA                                                       7,313,079
          124,852  Sanpaolo IMI SPA                                              1,199,406
          778,700  Snam Rete Gas SPA                                             2,846,933
          632,706  Telecom Italia Mobile SPA (Savings Shares)                    2,646,609
        3,407,198  Telecom Italia SPA*                                           8,005,232
        6,690,476  Telecom Italia SPA - RNC*                                    10,562,791
        1,175,932  UniCredito Italiano SPA                                       5,461,166
                                                                            --------------
                                                                               101,662,362
                                                                            --------------
                   JAPAN -- 18.1%
          463,000  Aeon Co Ltd                                                  11,448,020
          531,400  Aisin Seiki Co Ltd                                            7,642,177
          521,000  Ajinomoto Co Inc                                              5,130,519
          283,000  Alps Electric Co Ltd                                          4,812,067
          229,383  Arisawa Manufacturing                                         7,667,070
          238,200  Bandai Co                                                    10,227,820
          649,000  Bank of Fukuoka Ltd                                           2,336,133
          889,000  Canon Inc                                                    42,743,315
          842,500  Chubu Electric Power Co Inc                                  15,343,782
           72,400  Credit Saison Co                                              1,253,411
          943,000  Daikin Industries Ltd                                        18,022,712
        1,088,000  Daimaru Inc                                                   5,454,919
          845,900  Denso Corp                                                   15,804,439
            2,098  East Japan Railway Co                                         8,864,535
          186,000  Fuji Photo Film Co Ltd                                        5,579,362
        1,035,300  Honda Motor Co Ltd                                           42,146,683
        2,136,000  Itochu Corp                                                   6,407,268
          625,800  JFE Holdings Inc                                             12,603,960
          922,000  Kao Corp                                                     17,384,299
            3,576  KDDI Corp                                                    18,296,812
        1,451,000  Konica Minolta Holdings Inc                                  19,884,719
           94,800  Kose Corp                                                     2,989,921
          147,700  Kyocera Corp                                                  9,493,915
        1,894,000  Mitsubishi Corp                                              16,005,177
        3,879,000  Mitsubishi Electric Corp                                     15,924,246
        1,020,000  Mitsubishi Rayon Co Ltd                                       3,243,229

6             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
            1,556  Mitsubishi Tokyo Finance Group Inc                            9,068,221
          683,000  Mitsui Fudosan Co Ltd                                         5,508,253
          440,000  Mitsui Mining & Smelting Co Ltd                               1,478,231
          984,000  Mitsui OSK Lines Ltd                                          3,415,495
           33,800  NEC Electronics Corp*                                         2,291,378
          612,000  Nippon Oil Corp                                               2,417,998
        2,105,600  Nissan Motor Co                                              22,611,560
          176,800  Nissin Food Products                                          3,735,105
        1,045,000  NTN Corp                                                      5,024,383
            6,330  NTT Docomo Inc                                               16,275,283
          459,200  Omron Corp                                                    9,346,932
           90,800  ORIX Corp                                                     6,031,025
          830,000  Ricoh Company Ltd                                            15,293,966
          158,200  Rinnai Corp                                                   3,633,665
          121,000  Seiko Epson Corp*                                             3,266,627
          316,000  Seino Transportation Co Ltd                                   1,776,620
          300,000  Sekisui House Ltd                                             2,635,413
          380,000  Sharp Corp                                                    5,699,349
          359,000  Shiseido Co Ltd                                               3,756,762
          432,700  Showa Corp                                                    4,016,233
        1,089,000  Sumitomo Trust & Banking                                      4,909,273
          571,000  Takeda Chemical Industries Ltd                               20,651,526
          381,600  Tokyo Broadcasting System Inc                                 5,854,165
        2,204,000  Tokyo Gas Co                                                  6,705,691
          224,640  Tostem Inax Holding Corp                                      3,638,752
          495,000  Ushio Inc                                                     7,330,819
            1,237  West Japan Railway Co                                         4,293,666
          384,500  Yamaha Corp                                                   6,333,639
          191,000  Yamanouchi Pharmaceutical Co Ltd                              5,009,085
          474,000  Yamato Transport Co Ltd                                       5,642,664
                                                                            --------------
                                                                               524,362,289
                                                                            --------------
                   MALAYSIA -- 0.2%
          750,000  Malaysian International Shipping (Foreign Registered)         1,963,816
        1,659,000  Maxis Communications Berhad                                   2,815,934
                                                                            --------------
                                                                                 4,779,750
                                                                            --------------
                   MEXICO -- 0.3%
          286,000  Coca-Cola Femsa SA ADR*                                       6,191,900

              See accompanying notes to the financial statements.              7

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   MEXICO -- CONTINUED
        3,260,000  Grupo Financiero BBVA Bancomer SA*                            2,647,476
                                                                            --------------
                                                                                 8,839,376
                                                                            --------------
                   NETHERLANDS -- 3.9%
          443,270  Aegon NV                                                      5,489,594
          262,902  Akzo Nobel NV                                                 8,618,794
          215,750  Fortis NV                                                     3,628,878
           21,808  Fugro NV                                                      1,137,293
          229,612  Hagemeyer NV                                                    834,421
          139,274  Hal Trust (Participating Units)                               2,974,079
          849,583  ING Groep NV                                                 16,565,767
          183,313  Koninklijke Ahold NV*                                         1,730,830
           82,120  Koninklijke BAM Groep NV                                      1,722,047
        1,242,032  Koninklijke Philips Electronics NV                           30,272,518
           92,391  Koninklijke Philips Electronics NV ADR                        2,254,340
          399,544  Koninklijke Vendex KBB NV                                     4,522,578
           95,331  Koninklijke Wessanen NV                                         833,125
          214,320  Laurus NV*                                                      315,305
          271,670  Royal Dutch Petroleum                                        12,124,533
          356,000  Royal KPN NV*                                                 2,466,279
          107,152  TPG NV                                                        1,999,917
           81,923  Unilever NV                                                   4,560,123
           35,634  Univar NV                                                       354,842
          220,319  VNU NV                                                        6,845,437
           98,510  Vopak NV                                                      1,274,056
          149,610  Wegener NV*                                                   1,100,521
           48,387  Wereldhave NV                                                 2,820,889
                                                                            --------------
                                                                               114,446,166
                                                                            --------------
                   NEW ZEALAND -- 0.9%
        1,972,386  Air New Zealand, Class B*                                       580,515
        6,194,177  Carter Holt Harvey Ltd                                        6,148,414
        6,191,247  Telecom Corp of New Zealand                                  18,043,492
        8,100,237  Trans Tasman Properties Ltd*                                  1,449,140
                                                                            --------------
                                                                                26,221,561
                                                                            --------------
                   NORWAY -- 2.6%
          679,400  Ekornes ASA                                                  10,241,551
          783,410  Norske Skogindustrier ASA, Class A                           14,004,114

8             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   NORWAY -- CONTINUED
          921,220  Prosafe ASA                                                  15,484,445
          532,030  Smedvig ASA, Class A                                          3,655,149
          252,000  Smedvig ASA, Class B                                          1,428,733
        3,429,220  Statoil ASA                                                  30,878,831
                                                                            --------------
                                                                                75,692,823
                                                                            --------------
                   SINGAPORE -- 1.0%
        4,083,940  Allgreen Properties Ltd                                       2,353,117
        1,797,580  DBS Group Holdings Ltd                                       12,921,164
        7,198,000  MobileOne Ltd                                                 5,666,747
          968,450  Singapore Land Ltd                                            2,143,640
        6,065,000  Singapore Post Ltd                                            2,664,185
        6,770,320  SMRT Corp Ltd                                                 2,220,853
                                                                            --------------
                                                                                27,969,706
                                                                            --------------
                   SOUTH AFRICA -- 0.4%
          303,500  Allied Technologies Ltd                                       1,126,221
          686,410  Liberty Group Ltd                                             4,654,103
        2,088,861  Old Mutual Plc                                                3,148,965
          302,339  Western Areas Ltd*                                            1,979,846
                                                                            --------------
                                                                                10,909,135
                                                                            --------------
                   SOUTH KOREA -- 1.2%
           19,865  Hansol Paper Co                                                 113,803
          289,650  Korea Electric Power Corp                                     4,744,532
        1,221,300  KT Corp ADR                                                  23,021,505
          226,000  Samsung Corp                                                  1,630,384
           14,940  Samsung Electronics                                           5,515,722
                                                                            --------------
                                                                                35,025,946
                                                                            --------------
                   SPAIN -- 4.8%
          118,370  ACS Actividades Cons y Serv                                   4,960,513
          343,360  Altadis SA                                                    8,104,961
          890,000  Amadeus Global Travel Distribution                            5,960,499
        1,312,192  Banco Bilbao Vizcaya Argentaria SA                           14,046,392
          120,470  Banco Popular Espanol                                         5,422,825
        1,533,132  Banco Santander Central Hispano SA                           13,078,663
        1,038,318  Endesa SA                                                    16,164,765

              See accompanying notes to the financial statements.              9

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   SPAIN -- CONTINUED
          288,400  Gas Natural SDG SA                                            5,341,622
          996,733  Iberdrola SA                                                 16,939,968
          141,650  Red Electrica de Espana                                       1,749,572
          918,529  Repsol YPF SA                                                15,510,007
        2,209,922  Telefonica SA                                                26,009,650
          114,877  Transportes Azkar SA                                            678,544
          252,390  Union Fenosa SA                                               3,951,431
                                                                            --------------
                                                                               137,919,412
                                                                            --------------
                   SWEDEN -- 2.1%
          524,490  Autoliv Inc SDR                                              15,713,623
        1,387,300  Billerud AB                                                  17,421,722
        1,214,700  Electrolux AB                                                27,094,382
                                                                            --------------
                                                                                60,229,727
                                                                            --------------
                   SWITZERLAND -- 2.8%
          184,880  ABB Ltd*                                                      1,054,722
            1,440  Bank Sarasin & Cie AG                                         1,850,701
            2,822  Banque Cantonale Vaudoise*                                      197,362
            2,516  Belimo Holding AG                                               817,379
           20,030  Bobst Group AG (Registered)                                     614,966
           41,300  Converium Holding AG                                          1,859,245
          197,568  Credit Suisse Group                                           6,171,575
            8,315  Energiedienst Holding AG                                      1,929,510
            1,905  Fischer (George) AG (Registered)*                               234,971
            5,777  Forbo Holdings AG (Registered)*                               1,546,803
           10,798  Geberit AG                                                    3,700,718
          114,775  Holcim Ltd                                                    4,548,222
              740  Jelmoli Holding AG (Bearer)                                     512,513
            4,406  Jelmoli Holding AG (Registered)                                 616,598
           27,999  Lonza Group AG                                                1,373,411
           59,970  Nestle SA                                                    13,059,762
          236,370  Novartis AG                                                   8,691,625
              504  Schweizerische National-Versicherungs-Gesellschaft              169,134
            5,020  SGS Societe Generale Surveillance Holdings SA
                     (Registered)                                                2,379,979
            1,674  Sulzer AG (Registered)                                          345,426
          113,486  Swiss Reinsurance Co                                          6,968,545
           30,390  Swisscom AG                                                   8,310,571
           58,200  UBS AG                                                        3,139,488

10            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   SWITZERLAND -- CONTINUED
           33,330  Unique Zurich Airport*                                        1,174,421
           16,621  Valora Holding AG                                             3,204,220
           55,021  Zurich Financial Services AG*                                 7,071,351
                                                                            --------------
                                                                                81,543,218
                                                                            --------------
                   TAIWAN -- 0.7%
          347,800  Chunghwa Telecom Co Ltd ADR                                   4,910,936
          456,412  Compal Electronics ADR 144A                                   3,436,782
          646,070  Standard Foods Ltd                                              158,879
        1,973,863  Taiwan Cement Corp                                              728,107
        9,160,160  United Microelectronics Corp*                                 7,508,767
          546,988  United Microelectronics Corp ADR*                             2,718,530
                                                                            --------------
                                                                                19,462,001
                                                                            --------------
                   THAILAND -- 0.5%
          800,000  Banpu Pcl (Foreign Registered)(a)                             1,080,555
        1,248,600  PTT Exploration & Production Pcl (Foreign
                     Registered)(a)                                              4,801,139
        1,154,000  Siam Cement Pcl (Foreign Registered)                          5,279,922
          813,500  Siam Cement Pcl (Foreign Registered) NVDR                     3,365,661
                                                                            --------------
                                                                                14,527,277
                                                                            --------------
                   UNITED KINGDOM -- 17.5%
        1,021,888  Abbey National Plc                                            8,518,277
        2,940,000  Aggregate Industries Plc                                      4,231,814
        1,419,591  Allied Domecq Plc                                             8,538,278
          362,539  Amersham Plc                                                  2,924,575
          258,200  AstraZeneca Plc                                               9,924,311
        1,342,906  Aviva Plc                                                    10,652,570
          162,472  AWG Plc*                                                      1,354,338
          707,428  BAA Plc                                                       5,102,523
        4,920,510  BAE Systems Plc                                              13,289,501
        3,306,426  Barclays Plc                                                 24,057,721
          500,000  BBA Group Plc                                                 1,977,187
          136,043  Berkeley Group Plc                                            1,914,080
        1,321,746  BG Group Plc                                                  5,702,307
          330,747  BHP Billiton Plc                                              2,173,726
          501,790  Boots Group Plc                                               5,246,399
        2,889,188  BP Plc                                                       19,605,185
          364,833  BPB Plc                                                       1,850,967

              See accompanying notes to the financial statements.             11

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
          501,600  British Energy Plc (Deferred Shares)*(a)                             --
          813,876  British Sky Broadcasting Plc*                                 8,522,246
        4,302,701  BT Group Plc                                                 12,522,667
          473,920  Bunzl Co                                                      3,448,266
          398,200  Cadbury Schweppes Plc                                         2,406,038
        4,016,964  Centrica Plc                                                 11,293,938
        1,398,372  Diageo Plc                                                   14,996,512
          683,822  Dixons Group Plc (New Shares)                                 1,489,953
          518,898  FKI Plc                                                         935,674
        1,025,385  Gallaher Group Plc                                            9,033,998
        1,401,693  GlaxoSmithKline Plc                                          26,760,734
          594,989  GUS Plc                                                       6,437,287
          455,358  Hanson Plc                                                    2,971,083
        1,000,000  Hays Plc                                                      1,819,012
        1,866,534  HBOS Plc                                                     20,784,827
          647,192  Hilton Group Plc                                              1,991,089
        1,620,134  HSBC Holdings Plc                                            20,834,320
          635,893  Imperial Chemical Industries Plc                              1,951,298
          748,518  Imperial Tobacco Group Plc                                   11,697,607
          215,516  Intercontinental Hotels Group Plc*                            1,666,964
        1,084,940  International Power Plc*                                      2,574,156
        1,270,000  John Wood Group Plc                                           3,696,233
          206,570  Johnson Matthey Plc                                           3,206,974
          283,803  Kesa Electricals Plc*                                         1,003,304
          605,273  Kidde Plc                                                       928,669
        1,241,639  Kingfisher Plc                                                5,341,978
        4,914,644  Legal & General Group Plc                                     7,734,869
        2,460,120  Lloyds TSB Group Plc                                         16,148,873
           59,438  Lonmin Plc                                                      874,819
          318,669  Marks & Spencer Group Plc                                     1,534,847
          790,000  Matalan Plc                                                   2,624,123
          215,516  Mitchells & Butlers Plc*                                        859,049
        1,612,501  mmO2 Plc*                                                     1,351,804
        1,350,044  National Grid Transco Plc                                     8,269,461
          240,000  Next Plc                                                      4,084,711
          377,000  Pearson Plc                                                   3,685,256
        1,040,717  Peninsular & Oriental Steam Navigation Co                     4,234,731
          892,023  Prudential Plc                                                6,158,829
          328,240  Rank Group Plc                                                1,473,212
          218,690  Reed Elsevier Plc                                             1,677,678

12            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES        DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
        3,044,020  Rentokil Initial Plc                                         10,111,245
          464,669  Reuters Group Plc                                             1,819,101
          517,200  Rexam Plc                                                     3,352,087
          125,441  RMC Group Plc                                                 1,101,706
          874,703  Royal Bank of Scotland Group                                 21,777,258
        1,035,000  SABMiller Plc                                                 7,739,443
          984,683  Sainsbury (J) Plc                                             4,294,868
          521,421  Scottish & Newcastle Plc                                      3,101,089
          458,960  Scottish & Southern Energy Plc                                4,573,548
          842,000  Scottish Power Plc                                            4,824,567
          612,863  Severn Trent Plc                                              6,204,135
        3,598,750  Shell Transport & Trading Co Plc (Registered)                22,570,060
          412,160  Smith (David S.) Holdings Plc                                 1,043,095
          140,434  Standard Chartered Plc                                        1,879,232
          226,228  TI Automotive Ltd*(a)                                                --
          939,546  Tomkins Plc                                                   3,904,798
          328,447  Trinity Mirror Plc                                            2,722,290
          689,632  Unilever Plc                                                  5,612,297
          350,384  United Utilities Plc                                          2,585,436
          395,980  Viridian Group Plc                                            3,282,029
       11,668,273  Vodafone Group Plc                                           21,363,157
          240,354  Whitbread Plc                                                 2,838,043
          453,176  Wolseley Plc                                                  5,196,881
                                                                            --------------
                                                                               507,987,213
                                                                            --------------

                   TOTAL COMMON STOCKS (COST $2,437,811,668)                 2,674,778,654
                                                                            --------------
                   PREFERRED STOCKS -- 1.5%
                   BRAZIL -- 0.1%
          115,193  Gerdau SA                                                     1,726,144
                                                                            --------------
                   FRANCE -- 0.1%
           19,758  Casino Guichard Perrachon SA 3.74%                            1,287,439
                                                                            --------------
                   GERMANY -- 1.2%
          378,160  Bayerische Motoren Werke AG 2.41%                            10,130,437
          192,904  Rheinmetall AG (Non Voting) 3.92%                             4,339,563
           53,890  Villeroy & Boch AG (Non Voting) 5.78%                           417,119

              See accompanying notes to the financial statements.             13

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES/
    PAR VALUE      DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   GERMANY -- CONTINUED
          612,349  Volkswagen AG 5.30%                                          20,303,399
                                                                            --------------
                                                                                35,190,518
                                                                            --------------
                   ITALY -- 0.0%
          155,433  Fiat SPA 4.95%*                                                 629,698
           57,871  IFI Istituto Finanziario Industries 4.82%*                      397,739
                                                                            --------------
                                                                                 1,027,437
                                                                            --------------
                   THAILAND -- 0.1%
        2,954,080  Siam Commercial Bank Ltd*                                     2,803,824
                                                                            --------------

                   TOTAL PREFERRED STOCKS (COST $35,900,250)                    42,035,362
                                                                            --------------
                   CONVERTIBLE SECURITIES -- 1.1%
                   JAPAN -- 1.1%
 JPY  456,000,000  Internet Initiative Japan Inc, 144A, 1.75%, due
                     03/31/05                                                    3,321,906
JPY 2,181,000,000  SMFG Finance 144A, 2.25%, due 07/11/05                       25,389,921
 JPY  192,000,000  SMFG Finance Reg S, 2.25%, due 07/11/05                       2,235,151
                                                                            --------------
                                                                                30,946,978
                                                                            --------------

                   TOTAL CONVERTIBLE SECURITIES (COST $23,756,017)              30,946,978
                                                                            --------------
                   DEBT OBLIGATIONS -- 0.0%
                   UNITED KINGDOM -- 0.0%
  GBP      35,888  BAE Systems Plc, 7.45%, due 11/30/03                             10,785
  GBP     102,000  BG Transco Holdings Plc Index Linked, 4.186%, due
                     12/14/22                                                      186,410
  GBP     102,000  BG Transco Holdings Plc, 4.98%, Variable Rate, due
                     12/14/09                                                      161,440
  GBP     102,000  BG Transco Holdings Plc, 7.00%, due 12/16/24                    182,866
                                                                            --------------
                                                                                   541,501
                                                                            --------------

                   TOTAL DEBT OBLIGATIONS (COST $395,369)                          541,501
                                                                            --------------

              See accompanying notes to the financial statements.
14

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

     SHARES/
    PAR VALUE      DESCRIPTION                                                VALUE ($)
------------------------------------------------------------------------------------------
                   RIGHTS AND WARRANTS -- 0.0%
                   UNITED KINGDOM -- 0.0%
          194,657  United Utilities Plc Rights, Expires 9/18/03*                   330,991
                                                                            --------------

                   TOTAL RIGHTS AND WARRANTS (COST $481,788)                       330,991
                                                                            --------------
                   SHORT-TERM INVESTMENTS -- 4.9%
                   CASH EQUIVALENTS -- 4.9%
 USD   88,969,256  The Boston Global Investment Trust(b)                        88,969,256
 USD   53,400,000  Wachovia GC Time Deposit, 1.00%, due 9/02/03                 53,400,000
                                                                            --------------
                                                                               142,369,256
                                                                            --------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $142,369,256)            142,369,256
                                                                            --------------
                   TOTAL INVESTMENTS -- 99.6%
                   (Cost $2,640,714,348)                                     2,891,002,742

                   Other Assets and Liabilities (net) -- 0.4%                   12,463,824
                                                                            --------------
                   TOTAL NET ASSETS -- 100.0%                               $2,903,466,566
                                                                            ==============

                   NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

SDR - Swedish Depository Receipt

 *    Non-income producing security.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

 + Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restricitions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's Prospectus and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b)  Represents investment of security lending collateral (Note 1).

CURRENCY ABBREVIATIONS:
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

                  Additional information on each restricted security is as follows:

                                                                           MARKET
                                                                         VALUE AS A
                                                                         PERCENTAGE      MARKET
                                               ACQUISITION  ACQUISITION  OF FUND'S     VALUE AS OF
ISSUER, DESCRIPTION                               DATE         COST      NET ASSETS  AUGUST 31, 2003
----------------------------------------------------------------------------------------------------

Lihir Gold Ltd ADR 144A                         10/07/99    $ 1,454,640       0.05%  $     1,451,600

16            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     22.5%
Consumer Discretionary                                         18.2
Industrials                                                    10.6
Telecommunication Services                                      9.4
Materials                                                       8.5
Energy                                                          7.6
Consumer Staples                                                7.3
Information Technology                                          6.4
Utilities                                                       6.2
Health Care                                                     3.3
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             17

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
     $83,758,487 (cost $2,640,714,348) (Note 1)               $2,891,002,742
   Cash                                                               76,466
   Foreign currency, at value (cost $96,581,150) (Note 1)         94,338,607
   Receivable for investments sold                                 6,939,724
   Receivable for Fund shares sold                                 7,706,543
   Dividends and interest receivable                               6,341,431
   Foreign taxes receivable                                          945,461
   Receivable for expenses reimbursed by Manager (Note 2)            176,700
                                                              --------------

      Total assets                                             3,007,527,674
                                                              --------------
LIABILITIES:
   Payable for investments purchased                              12,892,278
   Payable upon return of securities loaned (Note 1)              88,969,256
   Payable for Fund shares repurchased                               166,320
   Payable to affiliate for (Note 2):
      Management fee                                               1,445,970
      Shareholder service fee                                        377,395
      12b-1 fee - Class M                                              3,544
      Administration fee - Class M                                     1,396
   Accrued expenses                                                  204,949
                                                              --------------

      Total liabilities                                          104,061,108
                                                              --------------
NET ASSETS                                                    $2,903,466,566
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $2,716,644,072
   Accumulated undistributed net investment income                37,071,780
   Accumulated net realized loss                                 (98,205,359)
   Net unrealized appreciation                                   247,956,073
                                                              --------------
                                                              $2,903,466,566
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  532,413,288
                                                              ==============
   Class III shares                                           $2,084,628,288
                                                              ==============
   Class IV shares                                            $  275,566,907
                                                              ==============
   Class M shares                                             $   10,858,083
                                                              ==============
SHARES OUTSTANDING:
   Class II                                                       49,210,224
                                                              ==============
   Class III                                                     192,100,798
                                                              ==============
   Class IV                                                       25,386,024
                                                              ==============
   Class M                                                         1,007,051
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class II                                                   $        10.82
                                                              ==============
   Class III                                                  $        10.85
                                                              ==============
   Class IV                                                   $        10.86
                                                              ==============
   Class M                                                    $        10.78
                                                              ==============

18            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $5,426,874)         $ 45,500,194
   Interest (including securities lending income of
    $1,080,656)                                                  2,484,647
                                                              ------------

      Total income                                              47,984,841
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       7,159,549
   Custodian fees                                                  689,444
   Legal fees                                                       41,400
   Transfer agent fees                                              36,800
   Audit fees                                                       30,452
   Trustees fees and related expenses (Note 2)                      23,064
   Registration fees                                                19,780
   Miscellaneous                                                    17,848
   Fees reimbursed by Manager (Note 2)                            (835,264)
                                                              ------------
                                                                 7,183,073

   Shareholder service fee (Note 2) - Class II                     475,823
   Shareholder service fee (Note 2) - Class III                  1,281,726
   Shareholder service fee (Note 2) - Class IV                     107,356
                                                              ------------
                                                                 1,864,905
                                                              ------------
   12b-1 fee (Note 2) - Class M                                      7,977
                                                              ------------
   Administration fee (Note 2) - Class M                             6,383
                                                              ------------
      Net expenses                                               9,062,338
                                                              ------------

         Net investment income                                  38,922,503
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (18,705,309)
      Foreign currency, forward contracts and foreign
      currency related transactions                              1,942,889
                                                              ------------

         Net realized loss                                     (16,762,420)
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              458,220,861
      Foreign currency, forward contracts and foreign
      currency related transactions                             (2,541,027)
                                                              ------------

         Net unrealized gain                                   455,679,834
                                                              ------------

      Net realized and unrealized gain                         438,917,414
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $477,839,917
                                                              ============

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   38,922,503    $   26,594,966
   Net realized loss                                         (16,762,420)      (29,666,452)
   Change in net unrealized appreciation (depreciation)      455,679,834      (151,205,766)
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                               477,839,917      (154,277,252)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class II                                                (4,145,518)       (3,740,934)
      Class III                                              (15,574,467)      (21,554,280)
      Class IV                                                (2,056,434)       (4,218,845)
      Class M                                                    (69,593)          (48,153)
                                                          --------------    --------------
      Total distributions from net investment income         (21,846,012)      (29,562,212)
                                                          --------------    --------------
                                                             (21,846,012)      (29,562,212)
                                                          --------------    --------------

   Net share transactions (Note 4):
      Class II                                               145,101,224       230,185,805
      Class III                                              516,520,343       320,862,731
      Class IV                                                21,400,558       103,451,466
      Class M                                                  5,160,160         4,689,233
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             688,182,285       659,189,235
                                                          --------------    --------------

      Total increase in net assets                         1,144,176,190       475,349,771
NET ASSETS:
   Beginning of period                                     1,759,290,376     1,283,940,605
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $37,071,780 and
    $19,995,289, respectively)                            $2,903,466,566    $1,759,290,376
                                                          ==============    ==============

20            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   -------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000        1999
                                          ----------------  -----------  -----------  -----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.88       $   9.94     $  11.21     $  13.14     $ 11.79     $ 12.09
                                              --------       --------     --------     --------     -------     -------

Income from investment operations:
   Net investment income(b)                       0.16           0.15         0.16         0.20        0.17        0.20
   Net realized and unrealized gain
     (loss)                                       1.86          (1.03)       (1.20)       (0.41)       2.89       (0.14)
                                              --------       --------     --------     --------     -------     -------

      Total from investment operations            2.02          (0.88)       (1.04)       (0.21)       3.06        0.06
                                              --------       --------     --------     --------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.08)         (0.18)       (0.11)       (0.29)      (0.21)      (0.25)
   From net realized gains                          --             --        (0.12)       (1.43)      (1.50)      (0.11)
                                              --------       --------     --------     --------     -------     -------

      Total distributions                        (0.08)         (0.18)       (0.23)       (1.72)      (1.71)      (0.36)
                                              --------       --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  10.82       $   8.88     $   9.94     $  11.21     $ 13.14     $ 11.79
                                              ========       ========     ========     ========     =======     =======
TOTAL RETURN(a)                                  22.81%**       (9.00)%      (9.37)%      (1.84)%     25.63%       0.36%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $532,413       $305,423     $100,127     $ 61,681     $60,278     $33,780
   Net expenses to average daily net
     assets                                       0.82%*         0.82%        0.82%        0.82%       0.82%       0.82%
   Net investment income to average
     daily net assets                             3.17%*         1.54%        1.56%        1.63%       1.28%       1.64%
   Portfolio turnover rate                          10%**          22%          22%          38%         35%         27%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.07%*         0.09%        0.09%        0.09%       0.10%       0.25%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             21

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ------------------------------------------------------------------
                                            (UNAUDITED)         2003          2002          2001          2000         1999
                                          ----------------  ------------  ------------  ------------  ------------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.90      $     9.95    $    11.22    $    13.16    $    11.81    $  12.10
                                             ----------      ----------    ----------    ----------    ----------    --------

Income from investment operations:
   Net investment income(b)                        0.16            0.17          0.19          0.21          0.20        0.20
   Net realized and unrealized gain
     (loss)                                        1.87           (1.04)        (1.23)        (0.43)         2.86       (0.12)
                                             ----------      ----------    ----------    ----------    ----------    --------

      Total from investment operations             2.03           (0.87)        (1.04)        (0.22)         3.06        0.08
                                             ----------      ----------    ----------    ----------    ----------    --------

Less distributions to shareholders:
   From net investment income                     (0.08)          (0.18)        (0.11)        (0.29)        (0.21)      (0.26)
   From net realized gains                           --              --         (0.12)        (1.43)        (1.50)      (0.11)
                                             ----------      ----------    ----------    ----------    ----------    --------

      Total distributions                         (0.08)          (0.18)        (0.23)        (1.72)        (1.71)      (0.37)
                                             ----------      ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD               $    10.85      $     8.90    $     9.95    $    11.22    $    13.16    $  11.81
                                             ==========      ==========    ==========    ==========    ==========    ========
TOTAL RETURN(a)                                   22.87%**        (8.89)%       (9.33)%       (1.85)%       25.65%       0.48%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $2,084,628      $1,241,562    $1,049,456    $1,019,541    $1,022,498    $927,108
   Net expenses to average daily net
     assets                                        0.75%*          0.75%         0.75%         0.75%         0.75%       0.75%
   Net investment income to average
     daily net assets                              3.27%*          1.77%         1.88%         1.71%         1.48%       1.60%
   Portfolio turnover rate                           10%**           22%           22%           38%           35%         27%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.07%*          0.09%         0.09%         0.09%         0.10%       0.25%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

22            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.90       $   9.96     $  11.22     $  13.16     $  11.81     $  12.11
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(b)                       0.17           0.18         0.20         0.22         0.21         0.22
   Net realized and unrealized gain
     (loss)                                       1.87          (1.05)       (1.22)       (0.43)        2.86        (0.15)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            2.04          (0.87)       (1.02)       (0.21)        3.07         0.07
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.08)         (0.19)       (0.12)       (0.30)       (0.22)       (0.26)
   From net realized gains                          --             --        (0.12)       (1.43)       (1.50)       (0.11)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.08)         (0.19)       (0.24)       (1.73)       (1.72)       (0.37)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.86       $   8.90     $   9.96     $  11.22     $  13.16     $  11.81
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  23.00%**       (8.92)%      (9.19)%      (1.79)%      25.74%        0.53%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $275,567       $207,858     $134,357     $144,425     $141,175     $130,760
   Net expenses to average daily net
     assets                                       0.69%*         0.69%        0.69%        0.69%        0.69%        0.69%
   Net investment income to average
     daily net assets                             3.40%*         1.79%        1.97%        1.77%        1.55%        1.81%
   Portfolio turnover rate                          10%**          22%          22%          38%          35%          27%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.07%*         0.09%        0.09%        0.09%        0.10%        0.25%

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             23

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                             FEBRUARY
                                                                              28/29,
                                                    SIX MONTHS ENDED  ----------------------
                                                    AUGUST 31, 2003      2003       2002+
                                                    ----------------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.86         $ 9.93    $     9.85
                                                        -------         ------    ----------

Income from investment operations:
   Net investment income(b)                                0.14           0.05          0.00(c)
   Net realized and unrealized gain (loss)                 1.86          (0.93)         0.08
                                                        -------         ------    ----------

      Total from investment operations                     2.00          (0.88)         0.08
                                                        -------         ------    ----------

Less distributions to shareholders:
   From net investment income                             (0.08)         (0.19)           --
                                                        -------         ------    ----------

      Total distributions                                 (0.08)         (0.19)           --
                                                        -------         ------    ----------
NET ASSET VALUE, END OF PERIOD                          $ 10.78         $ 8.86    $     9.93
                                                        =======         ======    ==========
TOTAL RETURN(a)                                           22.62%**       (9.09)%        0.81%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $10,858         $4,449    $        1
   Net expenses to average daily net assets                1.06%*         1.06%         1.05%*
   Net investment income to average daily net
     assets                                                2.82%*         0.55%         0.35%*
   Portfolio turnover rate                                   10%**          22%           22%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                             0.07%*         0.10%         0.09%*

 +    Period from January 25, 2002 (commencement of operations) to February
      28, 2002.
 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Computed using average shares outstanding throughout the period.
 (c)  Net investment income earned was less than $.01 per share.

24            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

      Throughout the six months ended August 31, 2003, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 2). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund loaned securities having a market value of $83,758,487, collateralized by cash in the amount of $88,969,256, which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $23,898,414 and $17,460,238 expiring in 2010 and 2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $38,136,022.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares and .09% for Class IV shares.

      The Class M shares of the Fund pays GMO an administration fee monthly at the annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $16,992. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $916,357,812 and $223,355,689, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $2,645,010,804    $348,692,786     $(102,700,848)    $245,991,938

4.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)             February 28, 2003
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class II:                                      ----------  ------------  -----------  ------------
         Shares sold                                    19,043,154  $189,145,673   26,662,327  $252,786,694
         Shares issued to shareholders in reinvestment
           of distributions                                347,776     3,637,741      330,624     3,216,043
         Shares repurchased                             (4,576,200)  (47,682,190)  (2,675,281)  (25,816,932)
                                                        ----------  ------------  -----------  ------------
         Net increase                                   14,814,730  $145,101,224   24,317,670  $230,185,805
                                                        ==========  ============  ===========  ============

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)             February 28, 2003
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  ------------
         Shares sold                                    54,725,212  $537,194,739   50,940,076  $493,560,075
         Shares issued to shareholders in reinvestment
           of distributions                              1,058,383    11,102,441    1,230,614    12,079,797
         Shares repurchased                             (3,133,235)  (31,776,837) (18,151,641) (184,777,141)
                                                        ----------  ------------  -----------  ------------
         Net increase                                   52,650,360  $516,520,343   34,019,049  $320,862,731
                                                        ==========  ============  ===========  ============

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)             February 28, 2003
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class IV:                                      ----------  ------------  -----------  ------------
         Shares sold                                     1,938,124  $ 20,297,017    9,587,705  $100,892,832
         Shares issued to shareholders in reinvestment
           of distributions                                121,882     1,278,541      272,027     2,678,839
         Shares repurchased                                (17,641)     (175,000)     (11,514)     (120,205)
                                                        ----------  ------------  -----------  ------------
         Net increase                                    2,042,365  $ 21,400,558    9,848,218  $103,451,466
                                                        ==========  ============  ===========  ============

                                                            Six Months Ended             Year Ended
                                                            August 31, 2003           February 28, 2003
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class M:                                       ----------  ------------  -----------  ------------
         Shares sold                                     2,065,340  $ 20,980,814      561,276  $  5,236,694
         Shares issued to shareholders in reinvestment
           of distributions                                  6,672        69,593        5,216        48,153
         Shares repurchased                             (1,567,056)  (15,890,247)     (64,484)     (595,614)
                                                        ----------  ------------  -----------  ------------
         Net increase                                      504,956  $  5,160,160      502,008  $  4,689,233
                                                        ==========  ============  ===========  ============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 27.1%
                       ALBANIA -- 1.3%
USD        15,681,227  Republic of Albania Par Bond, Zero Coupon, 0.00%,
                         due 08/31/25                                         4,704,368
                                                                           ------------
                       AUSTRIA -- 1.6%
GBP           500,000  Bank Austria AG Series EMTN, 8.38%, due 11/04/11         945,966
USD         4,175,000  Bank Austria AG, 144A, 7.25%, due 02/15/17             4,821,290
                                                                           ------------
                                                                              5,767,256
                                                                           ------------
                       BRAZIL -- 0.8%
USD        10,000,000  Brazil Discount Bond, Principal Strip, Series D1A,
                         Zero Coupon, 0.00%, due 04/15/24(a)                  2,758,949
                                                                           ------------
                       CAYMAN ISLANDS -- 0.9%
CAD         4,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08     3,223,876
                                                                           ------------
                       CHILE -- 0.2%
USD           750,000  Banco Santander Series MBIA, 6.50%, due 11/01/05         800,959
                                                                           ------------
                       LUXEMBOURG -- 2.3%
USD         8,000,000  Tyco International Group SA, 5.80%, due 08/01/06       8,140,000
                                                                           ------------
                       MEXICO -- 0.9%
USD         3,000,000  Pemex Finance Ltd, AMBAC, 6.30%, due 05/15/10          3,225,000
                                                                           ------------
                       UNITED STATES -- 19.1%
                       CORPORATE DEBT -- 2.6%
USD         5,000,000  Target Corp, 4.00%, due 06/15/13                       4,565,000
USD         5,000,000  Verizon Global Funding Corp, 4.38%, due 06/01/13       4,600,400
                                                                           ------------
                                                                              9,165,400
                                                                           ------------
                       U.S. GOVERNMENT -- 10.9%
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/10(a)          7,433,710
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/12(a)          6,474,769
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 08/15/12(a)          6,256,442
USD        17,054,400  U.S. Treasury Inflation Indexed Note, 3.63%, due
                         01/15/08(b)                                         18,773,165
                                                                           ------------
                                                                             38,938,086
                                                                           ------------

              See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

           SHARES/
        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY -- 5.6%
USD        20,000,000  Fannie Mae, TBA, 5.50%, due 09/01/33                  19,868,750
                                                                           ------------

                       TOTAL UNITED STATES                                   67,972,236
                                                                           ------------

                       TOTAL DEBT OBLIGATIONS (COST $91,656,740)             96,592,644
                                                                           ------------
                       MUTUAL FUNDS -- 75.0%
            1,551,663  GMO Alpha LIBOR Fund(c)                               37,488,175
              992,504  GMO Emerging Country Debt Fund, Class III             10,639,644
            8,719,212  GMO Short-Duration Collateral Fund                   219,811,347
                                                                           ------------

                       TOTAL MUTUAL FUNDS (COST $267,545,630)               267,939,166
                                                                           ------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 0.2%
                       CROSS CURRENCY OPTIONS -- 0.2%
GBP        18,300,000  GBP Call/JPY Put, Expires 01/23/04, Strike 184.00        604,704
                                                                           ------------

                       TOTAL CALL OPTIONS PURCHASED (COST $1,095,302)           604,704
                                                                           ------------
                       PUT OPTIONS PURCHASED -- 0.9%
                       CROSS CURRENCY OPTIONS -- 0.9%
EUR        97,300,000  EUR Put/USD Call, Expires 10/1/03, Strike 1.1150       2,886,499
GBP        37,600,000  GBP Put/USD Call, Expires 11/6/03, Strike 1.545          453,790
                                                                           ------------
                                                                              3,340,289
                                                                           ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $1,642,170)          3,340,289
                                                                           ------------

              See accompanying notes to the financial statements.
2

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

           SHARES/
        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       PREFERRED STOCKS -- 1.6%
                       UNITED STATES -- 1.6%
               10,000  Home Ownership Funding 2 Preferred 144A, 13.338%       5,576,260
                                                                           ------------

                       TOTAL PREFERRED STOCKS (COST $5,920,784)               5,576,260
                                                                           ------------
                       SHORT-TERM INVESTMENTS -- 0.4%
                       CASH EQUIVALENTS -- 0.4%
USD         1,532,986  Merrimac Cash Fund                                     1,532,986
                                                                           ------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $1,532,986)         1,532,986
                                                                           ------------
                       TOTAL INVESTMENTS -- 105.2%
                       (Cost $369,393,612)                                  375,586,049

                       Other Assets and Liabilities (net) -- (5.2%)         (18,415,844)
                                                                           ------------
                       TOTAL NET ASSETS -- 100.0%                          $357,170,205
                                                                           ============

              See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

                       NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

EMTN - Euromarket Medium Term Note

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp

TBA - To Be Announced (Note 1)

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
USD - United States Dollar

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 6).

 (c) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations (Note 1).

4             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $369,393,612) (Note 1)         $375,586,049
   Foreign currency, at value (cost $153,528) (Note 1)             124,228
   Receivable for Fund shares sold                               2,266,000
   Interest receivable                                             664,933
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,002,725
   Net receivable for open swap contracts (Notes 1 and 6)        1,529,457
   Receivable for expenses reimbursed by Manager (Note 2)           21,546
                                                              ------------

      Total assets                                             381,194,938
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             1,000,000
   Payable for forward commitment (Note 1)                      20,003,125
   Payable to affiliate for (Note 2):
      Management fee                                                73,009
      Shareholder service fee                                       43,805
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,025,760
   Net payable for closed forward foreign currency exchange
    contracts (Note 1)                                           1,447,659
   Net payable for closed swap contracts (Notes 1 and 6)           220,322
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                161,028
   Accrued expenses                                                 50,025
                                                              ------------

      Total liabilities                                         24,024,733
                                                              ------------
NET ASSETS                                                    $357,170,205
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $347,811,975
   Distributions in excess of net investment income             (1,329,018)
   Accumulated net realized loss                                  (665,826)
   Net unrealized appreciation                                  11,353,074
                                                              ------------
                                                              $357,170,205
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $357,170,205
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    35,494,460
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.06
                                                              ============

              See accompanying notes to the financial statements.              5

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $1,505,953
   Dividends from investment company shares                    1,083,655
                                                              ----------
         Total income                                          2,589,608
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       386,553
   Custodian and transfer agent fees                              62,532
   Audit fees                                                     23,736
   Legal fees                                                      7,820
   Trustees fees and related expenses (Note 2)                     3,322
   Registration fees                                               2,852
   Miscellaneous                                                   2,578
   Fees reimbursed by Manager (Note 2)                           (97,676)
                                                              ----------
                                                                 391,717
   Indirectly incurred fees reimbursed by Manager (Note 2)       (21,090)
                                                              ----------
                                                                 370,627
                                                              ----------
   Shareholder service fee (Note 2)
      Class III                                                  231,945
   Shareholder service fee reimbursed (Note 2)
      Class III                                                   (7,348)
                                                              ----------
                                                                 224,597
                                                              ----------
      Net expenses                                               595,224
                                                              ----------
         Net investment income                                 1,994,384
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (2,182,194)
      Realized gains distributions from investment company
      shares                                                     269,553
      Closed futures contracts                                (2,885,165)
      Closed swap contracts                                      525,243
      Written options                                            232,650
      Foreign currency, forward contracts and foreign
      currency related transactions                            4,912,979
                                                              ----------
         Net realized gain                                       873,066
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              3,361,555
      Open futures contracts                                   2,322,529
      Open swap contracts                                      2,467,177
      Foreign currency, forward contracts and foreign
      currency related transactions                           (1,440,394)
                                                              ----------
         Net unrealized gain                                   6,710,867
                                                              ----------
      Net realized and unrealized gain                         7,583,933
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $9,578,317
                                                              ==========

6             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,994,384      $  5,609,072
   Net realized gain                                            873,066         2,466,284
   Change in net unrealized appreciation (depreciation)       6,710,867        10,920,970
                                                           ------------      ------------

   Net increase in net assets from operations                 9,578,317        18,996,326
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (282,200)      (12,462,812)
                                                           ------------      ------------
      Total distributions from net investment income           (282,200)      (12,462,812)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (7,149,059)      (16,722,852)
                                                           ------------      ------------
      Total distributions from net realized gains            (7,149,059)      (16,722,852)
                                                           ------------      ------------
                                                             (7,431,259)      (29,185,664)
                                                           ------------      ------------
   Net share transactions (Note 5):
      Class III                                              68,993,133       (43,819,811)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       68,993,133       (43,819,811)
                                                           ------------      ------------

      Total increase (decrease) in net assets                71,140,191       (54,009,149)
NET ASSETS:
   Beginning of period                                      286,030,014       340,039,163
                                                           ------------      ------------
   End of period (including distributions in excess of
    net investment income of $1,329,018 and $3,041,202,
    respectively)                                          $357,170,205      $286,030,014
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ---------------------------------------------------------------
                                            (UNAUDITED)        2003         2002        2001(D)       2000         1999
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.95       $  10.39     $  10.17     $   9.64     $  10.23     $  10.60
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.07(a)+       0.19(a)+      0.77(a)+      0.62(a)+      0.62+      0.64+
   Net realized and unrealized gain
     (loss)                                       0.28           0.45         0.07         0.73        (0.40)       (0.58)
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.35           0.64         0.84         1.35         0.22         0.06
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.01)         (0.47)       (0.62)       (0.82)       (0.70)       (0.12)
   From net realized gains                       (0.23)         (0.61)          --(f)        --        (0.11)       (0.31)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.24)         (1.08)       (0.62)       (0.82)       (0.81)       (0.43)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.06       $   9.95     $  10.39     $  10.17     $   9.64     $  10.23
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                   3.45%**        6.45%        8.53%       14.52%        2.26%        0.44%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $357,170       $286,030     $340,039     $156,412     $120,276     $143,703
   Net operating expenses to average
     daily net assets                             0.38%(e)*      0.38%(e)      0.38%(e)      0.39%(e)      0.40%      0.40%
   Interest expense to average daily net
     assets                                         --             --           --           --         0.01%(c)        --
   Total net expenses to average daily
     net assets                                   0.38%*         0.38%        0.38%        0.39%        0.41%          --
   Net investment income to average
     daily net assets                             1.29%(e)*      1.85%(a)      7.39%(a)      6.34%(a)      6.19%      5.97%
   Portfolio turnover rate                          56%**         108%         113%         181%          40%         113%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.08%*         0.09%        0.09%        0.12%        0.10%        0.25%

 (a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
 (b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 (c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
 (f)  The distribution from net realized gains was less than $0.01 per share.
 +    Calculated using average shares outstanding throughout the period.
 *    Annualized.
 **   Not Annualized.

8             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return through direct and indirect investment in U.S. securities, with additional return sought through exposure to foreign bond and currency markets. The Fund achieves U.S. bond market exposure by investing in GMO Short-Duration Collateral Fund, "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent or another fixed income (security) and/or directly in U.S. Government securities and other high-quality U.S. dollar denominated fixed income securities. Foreign bond exposure is achieved primarily through investment in exchange-traded and over-the-counter foreign bond derivatives. The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index.

      At August 31, 2003, 61.5% of the Fund was invested in the GMO Short-Duration Collateral Fund and 10.5% of the Fund was invested in the GMO Alpha LIBOR Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Alpha LIBOR Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2003, 3.0% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Alpha LIBOR Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      In November 2002, certain bonds ("NPF bonds") held by GMO Alpha LIBOR Fund ("Alpha LIBOR Fund"), in which the Fund had significant investments, defaulted amid allegations of fraud and significant violations of the bonds' indentures. Currently, no market exists for the NPF bonds, and they are being valued at fair value by the trustees of GMO Trust or persons acting at their direction. The devaluation of the NPF bonds had a negative impact on the Fund's net asset value per share.

      In late November 2002, Alpha LIBOR Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and approximately 78% of the Fund's interest in Alpha LIBOR Fund was transferred to SDCF in exchange for SDCF shares. The reorganization was treated as a sale of the Alpha LIBOR Fund shares for financial reporting purposes and a distribution by Alpha LIBOR Fund for tax purposes. Accordingly, for financial

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      reporting purposes, the Fund recognized a loss on the sale of the Alpha LIBOR shares of approximately $17,424,200. In addition, the Fund recognized for tax, but not for financial reporting purposes, ordinary income of $6,635,832 and long-term capital gains of $1,183,564 from Alpha LIBOR Fund. $25,243,596 was added to the tax cost basis of the Fund's holdings of Alpha LIBOR Fund.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2003.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2003.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. For the six months ended
      August 31, 2003, the Fund had not entered into any reverse repurchase agreements.

      FORWARD COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premium and discount. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in Alpha LIBOR Fund and SCDF. For the six months ended August 31, 2003, indirect operating expenses (excluding shareholder service fees (ECDF only) and investment-related expenses) and indirect investment-related expenses (including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) incurred by the Fund through its investment in underlying funds were .019% (annualized) and .010% (annualized) of the Fund's average daily net assets, respectively. For the six months ended August 31, 2003, shareholder service fees incurred indirectly by the Fund were .005% (annualized) of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004, to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed the management fee. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and, with the exception of the Fund's investment in ECDF, Trustees fees.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $2,402. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $143,011,133  $153,417,775
         Investments (non-U.S. Government securities)               95,336,477    31,185,442

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $392,987,956         $--           $(17,401,907)    $(17,401,907)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 80.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2003              Year Ended
                                                               (Unaudited)             February 28, 2003
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                      9,079,333  $ 92,633,563    2,799,171  $ 29,003,553
         Shares issued to shareholders in reinvestment
           of distributions                                 725,516     7,422,026    2,938,072    28,757,501
         Shares repurchased                              (3,046,450)  (31,062,456)  (9,732,495) (101,580,865)
                                                        -----------  ------------  -----------  ------------
         Net increase (decrease)                          6,758,399  $ 68,993,133   (3,995,252) $(43,819,811)
                                                        ===========  ============  ===========  ============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------

            Buys
          10/16/03   AUD                  37,800,000   $24,357,400    $ (44,896)
          10/23/03   CAD                   9,300,000     6,688,073       60,129
           9/11/03   CHF                   6,200,000     4,427,819     (119,918)
          11/13/03   EUR                  53,500,000    58,617,093      525,187
           9/02/03   GBP                  11,100,000    17,557,425     (206,471)
          11/06/03   GBP                  28,400,000    44,724,584      221,216
          10/09/03   NZD                  28,000,000    16,094,190      (94,290)
                                                                      ---------
                                                                      $ 340,957
                                                                      =========

           Sales
          10/23/03   CAD                  29,200,000   $20,999,112    $(203,613)
           9/02/03   GBP                  11,100,000    17,557,425      (88,245)
           9/25/03   JPY               1,500,000,000    12,865,264     (130,788)
                                                                      ---------
                                                                      $(422,646)
                                                                      =========

      FORWARD CROSS CURRENCY CONTRACTS

                                                              Net Unrealized
         Settlement    Deliver/Units of       Receive/In       Appreciation
            Date           Currency          Exchange For     (Depreciation)
         ----------   ------------------   ----------------   --------------
           9/18/03    CHF     62,109,788   EUR   40,500,000        80,144
          10/02/03    EUR     14,900,000   NOK  121,683,085      (137,539)
          10/30/03    EUR     28,800,000   SEK  265,602,708       116,049
                                                                ---------
                                                                $  58,654
                                                                =========

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------

           Buys
              76    Australian Government Bond 10 Yr.      September 2003       $ 5,109,752     $ (134,950)
             159    Australian Government Bond 3 Yr.       September 2003        10,545,440       (142,139)
               3    Canadian Government Bond 10 Yr.        December 2003            232,947          1,495
             283    U.S. Long Bond                         December 2003         29,998,000        451,209
             332    U.S. Treasury Note 10 Yr.              December 2003         36,426,625        267,833
             286    U.S. Treasury Note 5 Yr.               December 2003         31,419,781        107,839
                                                                                                ----------
                                                                                                $  551,287
                                                                                                ==========

           Sales
              39    Euro BOBL                              September 2003       $ 4,762,193     $   11,154
              38    Euro BOBL                              December 2003          4,601,757         (5,253)
              63    Euro Bund                              September 2003         7,904,563         (7,349)
              64    Euro Bund                              December 2003          7,966,062         (8,848)
              38    Japanese Government Bond 10 Yr.        September 2003        44,713,001      1,803,495
             160    UK Gilt Long Bond                      December 2003         29,752,208        (31,409)
                                                                                                ----------
                                                                                                $1,761,790
                                                                                                ==========

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                     Puts                            Calls
                                                        ------------------------------  --------------------------------
                                                        Principal Amount                Principal Amount
                                                          of Contracts                    of Contracts
                                                        (000's omitted)     Premiums    (000's omitted)      Premiums
                                                        ----------------  ------------  ----------------  --------------
         Outstanding, beginning of period                         --       $      --              --       $        --
         Options written                                      23,500         232,650         232,500           232,650
         Options exercised                                   (23,500)       (232,650)             --                --
         Options expired                                          --              --        (232,500)         (232,650)
                                                            --------       ---------       ---------       -----------
         Outstanding, end of period                               --       $      --              --       $        --
                                                            ========       =========       =========       ===========

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
          5,000,000 USD    4/02/07    Agreement with Lehman Brothers Special Financing      $   21,723
                                      Inc. dated 3/27/02 to receive .52% per year times
                                      the notional amount. The Fund makes payment only
                                      upon a default event of General Electric Capital
                                      Corporation, 5.875% due 2/15/12.

          3,000,000 USD    4/17/07    Agreement with UBS Warburg dated 4/12/02 to               24,407
                                      receive .8% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Equity Office Properties Trust, 6.75% due
                                      2/15/12.

          3,000,000 USD    4/17/07    Agreement with UBS Warburg dated 4/12/02 to               12,212
                                      receive .47% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Goldman Sachs Group, Inc., 6.6% due 1/15/12.

          3,000,000 USD    4/17/07    Agreement with Bear Stearns dated 4/12/02 to              79,612
                                      receive 1.28% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of National Rural Utilities Cooperative Finance
                                      Corp., 7.25% due 3/1/12.

         10,000,000 USD    12/20/07   Agreement with Citibank N.A. dated 12/13/02 to           643,502
                                      receive 2.41% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of AOL Time Warner Inc., 6.75% due 4/15/11.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
          5,000,000 USD    6/20/08    Agreement with Lehman Brothers Special Financing         (25,971)
                                      Inc. dated 6/04/03 to receive .5% per year times
                                      the notional amount. The Fund makes payment only
                                      upon a default event of Dominion Resources, Inc.,
                                      5.7% due 9/17/12.

          5,000,000 USD    6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to          21,991
                                      receive .48% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Household Finance Corporation, 6.375% due
                                      10/15/11.

          5,000,000 USD    6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to           5,675
                                      receive .65% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Kraft Foods, Inc., 6.25% due 6/01/12.

          5,000,000 USD    6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to          19,018
                                      receive .4% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Norfolk Southern Corporation, 6.75% due
                                      2/15/11.

          5,000,000 USD    6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to         (44,489)
                                      receive .4% per year times the notional amount.
                                      The Fund makes payment only upon a default event
                                      of Washington Mutual, Inc., 4.375% due 1/15/08.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS

         19,800,000 GBP    6/30/05    Agreement with Citibank N.A. dated 6/30/03 to pay        717,516
                                      the notional amount multiplied by 3.6675% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate British LIBOR adjusted by a
                                      specific spread.

         32,600,000 USD    7/02/05    Agreement with Deutsche Bank AG dated 6/30/03 to        (443,098)
                                      receive the notional amount multiplied by 1.55%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR adjusted by a specific spread

         46,600,000 CAD    7/31/05    Agreement with Deutsche Bank AG dated 7/31/03 to          81,977
                                      pay the notional amount multiplied by 3.145% and
                                      to receive the notional amount multiplied by the 3
                                      month Floating Rate Canadian CDOR adjusted by a
                                      specific spread.

         33,200,000 USD    8/04/05    Agreement with Goldman Sachs International dated        (117,928)
                                      7/31/03 to receive the notional amount multiplied
                                      by 1.975% and to pay the notional amount
                                      multiplied by the 3 month LIBOR adjusted by a
                                      specific spread.

         32,700,000 EUR    9/01/05    Agreement with Citibank N.A. dated 8/28/03 to pay       (132,547)
                                      the notional amount multiplied by 2.82% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR adjusted by a specific
                                      spread.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
         35,800,000 USD    9/02/05    Agreement with JP Morgan Chase Bank dated 8/28/03         14,499
                                      to receive the notional amount multiplied by 2.25%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR adjusted by a specific spread.

          1,300,000 CHF    4/02/08    Agreement with Citibank N.A. dated 3/31/03 to             (9,021)
                                      receive the notional amount multiplied by 1.885%
                                      and to pay the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR adjusted by a
                                      specific spread.

          7,378,267 USD    2/15/10    Agreement with JP Morgan Chase Bank dated 9/03/02         57,284
                                      to pay $10,100,000 at expiration date and to
                                      receive at expiration date $7,325,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

          6,607,704 USD    2/15/12    Agreement with JP Morgan Chase Bank dated 9/3/02         168,684
                                      to pay $10,100,000 at expiration date and to
                                      receive at expiration date $6,560,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

          6,419,831 USD    8/15/12    Agreement with JP Morgan Chase Bank dated 9/4/02         186,813
                                      to pay $10,100,000 at expiration date and to
                                      receive at expiration date $6,374,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
          1,300,000 CHF    4/02/13    Agreement with Citibank N.A. dated 4/02/03 to            (20,793)
                                      receive the notional amount multiplied by 2.71%
                                      and to pay the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR adjusted by a
                                      specific spread.

          3,148,338 USD    4/15/24    Agreement with JP Morgan Chase Bank dated 9/17/02        307,941
                                      to pay $10,000,000 at expiration date and to
                                      receive at expiration date $3,130,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

          4,534,087 USD    8/31/25    Agreement with JP Morgan Chase Bank dated 9/5/02         438,281
                                      to pay $15,680,000 at expiration date and to
                                      receive at expiration date $4,516,000 plus
                                      interest based upon the 3 month Floating Rate
                                      LIBOR (compounded quarterly) adjusted by a
                                      specific spread.

         TOTAL RETURN SWAPS

         28,000,000 USD    9/01/03    Agreement with Lehman Brothers Special Financing         178,161
                                      Inc. dated 7/10/02 to receive (pay) the notional
                                      amount multiplied by the change in market value
                                      (including accrued interest) of the Lehman
                                      Brothers MBS Fixed Rate Index and to pay initial
                                      market value multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
            Notional      Expiration                                                       Appreciation
             Amount          Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------
         31,000,000 USD    11/30/03   Agreement with JP Morgan Chase Bank dated 11/22/02       146,324
                                      to receive (pay) the notional amount multiplied by
                                      the change in market value (including accrued
                                      interest) of the Lehman Brothers U.S. Government
                                      Bond Index and to pay initial market value
                                      multiplied by 1 month LIBOR adjusted by a
                                      specified spread.

         32,000,000 USD    12/01/03   Agreement with UBS AG dated 11/22/02 to receive          203,425
                                      (pay) the notional amount multiplied by the change
                                      in market value (including accrued interest) of
                                      the Lehman MBS Fixed Rate Index and to pay initial
                                      market value multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.

         50,000,000 USD    8/01/04    Agreement with UBS AG dated 7/30/03 to receive           319,699
                                      (pay) the notional amount multiplied by the change
                                      in market value (including accrued interest) of
                                      the Lehman MBS Fixed Rate Index and to pay initial
                                      market value multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.

         28,000,000 USD    9/01/04    Agreement with Lehman Brothers Special Financing              --
                                      Inc. dated 8/26/03 to receive (pay) the notional
                                      amount multiplied by the change in market value
                                      (including accrued interest) of the Lehman
                                      Brothers MBS Fixed Rate Index and to pay initial
                                      market value multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.
                                                                                            ----------
                                                                                            $2,854,897
                                                                                            ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             COMMON STOCKS -- 83.9%
             ARGENTINA -- 1.8%
     39,400  BBVA Banco Frances SA ADR*                                   198,182
    136,655  Grupo Financiero Galicia SA ADR*                             553,453
     25,300  IRSA Inversiones y Representaciones SA GDR*                  214,544
    148,250  Petrobras Energia Participaciones SA ADR*                  1,111,875
    135,800  Telecom Argentina SA ADR*                                    786,282
     30,893  Tenaris SA ADR                                               779,430
     87,800  Transportadora de Gas del Sur ADR*                           252,864
                                                                      -----------
                                                                        3,896,630
                                                                      -----------
             BRAZIL -- 4.6%
290,455,000  Banco do Brasil SA                                         1,510,641
109,931,930  Companhia Siderurgica Nacional SA                          3,694,099
 22,947,000  Compania Saneamento Basico SAO PA                          1,003,592
 66,838,000  Electrobras                                                  496,601
     26,300  Petroleo Brasileiro SA (Petrobras)                           583,556
     26,500  Petroleo Brasileiro SA (Petrobras) ADR                       585,650
    131,423  Souza Cruz (Registered)                                    1,045,259
 23,899,000  Tele Centro Oeste Celular Participacoes SA                   115,015
 32,869,153  Tele Norte Leste Participacoes SA                            315,149
      6,700  Unibanco-Uniao de Bancos Brasileiros SA GDR                  128,975
     10,748  Vale Do Rio Doce                                             402,188
                                                                      -----------
                                                                        9,880,725
                                                                      -----------
             CHILE -- 0.6%
      6,000  Banco De Chile ADR                                           129,600
     10,900  Banco Santander Chile SA ADR                                 228,355
      9,300  Compania de Telecommunicaciones de Chile ADR                 121,179
     10,800  Empresa Nacional de Electricidad SA ADR*                     103,248
     78,600  Enersis SA ADR                                               420,510
     53,150  Quinenco SA ADR*                                             361,420
                                                                      -----------
                                                                        1,364,312
                                                                      -----------
             CHINA -- 8.8%
      2,000  Beijing North Star Co                                            341
    227,000  Bengang Steel Plates Co Ltd, Class B*                         91,972
  3,467,500  Brilliance China Automotive Holdings Ltd                   1,100,356
    732,000  China Everbright Ltd                                         358,991

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             CHINA -- CONTINUED
    242,950  China International Marine Containers Co Ltd, Class B*       323,960
  1,106,000  China Mobile Ltd                                           2,843,224
      9,600  China Mobile Ltd ADR                                         124,512
  5,033,400  China Petroleum & Chemical Corp, Class H                   1,532,733
    228,000  China Resources Enterprise Ltd                               220,711
    407,800  China Unicom                                                 287,575
     34,000  China Unicom ADR                                             243,780
    304,900  Chongqing Changan Automobile Co Ltd, Class B                 254,495
    540,000  CNOOC Ltd                                                  1,003,930
      7,500  CNOOC Ltd ADR                                                283,350
    498,000  Cosco Pacific Ltd                                            555,508
    849,100  Denway Motors Ltd                                            479,019
  6,386,100  Guangdong Investments Ltd*                                 1,170,883
      3,600  Huaneng Power International Inc ADR                          197,640
    619,600  Huaneng Power International Inc, Class H                     850,035
  3,814,000  Maanshan Iron & Steel Co Ltd, Class H                        894,898
 12,782,000  PetroChina Co Ltd, Class H                                 4,465,879
  1,090,000  Shandong International Power Development Co Ltd, Class
               H                                                          321,437
  2,442,000  Stone Electronic Technology Ltd*                             294,317
    326,000  Tsingtao Brewing Co Ltd, Class H                             267,509
    474,000  Yanzhou Coal Mining Co Ltd, Class H                          278,042
    594,000  Zhejiang Southeast Electric Power Co, Class B                375,408
                                                                      -----------
                                                                       18,820,505
                                                                      -----------
             CZECH REPUBLIC -- 1.5%
     72,155  Ceski Telecom AS                                             798,775
    190,679  CEZ AS                                                       870,773
     13,225  Komercni Banka AS                                          1,060,816
        627  Philip Morris CR AS                                          292,054
    128,800  Unipetrol*                                                   283,429
                                                                      -----------
                                                                        3,305,847
                                                                      -----------
             EGYPT -- 0.2%
     23,648  Commercial International Bank                                148,040
      5,100  Eastern Tobacco Co                                            57,220
     25,259  MobiNil-Egyptian Mobile Services Co                          217,679
                                                                      -----------
                                                                          422,939
                                                                      -----------

              See accompanying notes to the financial statements.
2

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             HUNGARY -- 0.3%
      1,000  Gedeon Richter Rt                                             85,128
      2,600  Magyar Tavkozlesi Rt (Matav) ADR                              49,140
      4,200  MOL Magyar Olaj es Gazipari Rt (New Shares)                  103,507
     27,700  OTP Bank Rt*                                                 315,389
      7,000  Pannonplast Rt*                                               40,372
                                                                      -----------
                                                                          593,536
                                                                      -----------
             INDIA -- 5.0%
     25,700  Hindalco Industries Ltd GDR                                  508,860
     91,100  ICICI Bank Ltd ADR                                           882,759
      3,800  Infosys Technologies ADR                                     215,270
     13,100  ITC Ltd GDR                                                  255,057
     46,922  Larsen & Toubro Ltd GDR                                      609,986
     35,400  Mahindra & Mahindra Ltd GDR                                  156,822
     53,320  Ranbaxy Laboratories Ltd GDR                               1,241,823
    120,100  Reliance Industries Ltd GDR 144A                           2,197,830
     73,200  Satyam Computer Services Ltd ADR                             871,812
    149,500  State Bank of India GDR                                    3,752,450
                                                                      -----------
                                                                       10,692,669
                                                                      -----------
             INDONESIA -- 3.7%
  5,982,300  Bank Central Asia Tbk                                      2,062,254
    650,000  Bank Mandiri Persero PT*                                      65,115
  5,757,000  Gajah Tunggal Tbk*                                           356,208
    375,000  Gudang Garam                                                 406,600
  2,097,000  HM Sampoerna Tbk                                           1,000,925
  4,417,000  Indofood Sukses Makmur Tbk                                   351,382
  8,722,000  PT Matahari Putra Prima Tbk                                  488,268
    800,000  Ramayana Lestari Sentosa                                     278,138
  5,181,112  Telekomunikasi Indonesia Tbk PT, Class B                   2,793,587
                                                                      -----------
                                                                        7,802,477
                                                                      -----------
             ISRAEL -- 2.4%
    473,200  Bank Hapoalim Ltd*                                           923,187
    361,200  Bank Leumi Le-Israel*                                        505,550
     71,400  Check Point Software Technologies*                         1,247,360
     72,400  Machteshim Agan Industries                                   193,056
    131,900  Super-Sol Ltd                                                254,658
      6,500  Taro Pharmaceuticals Industries*                             350,935

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             ISRAEL -- CONTINUED
     27,600  Teva Pharmaceutical Industries ADR                         1,620,451
                                                                      -----------
                                                                        5,095,197
                                                                      -----------
             MALAYSIA -- 0.4%
      8,000  British American Tobacco Berhad                               86,316
     61,000  IJM Corp Berhad, Class A                                      79,621
     76,000  Malakoff Berhad                                               96,800
    153,000  Malaysia Mining Corp                                         111,932
     11,000  Malaysian Oxygen Berhad                                       31,842
     76,600  Maxis Communications Berhad                                  130,018
     70,000  Perusahaan Otomobil Nasional                                 141,842
     60,000  PPB Group Berhad                                              85,263
     42,000  Telekom Malaysia Berhad                                       85,658
     33,000  Tenaga Nasional Berhad                                        78,158
                                                                      -----------
                                                                          927,450
                                                                      -----------
             MEXICO -- 3.2%
    472,800  Alfa SA de CV, Class A                                     1,109,900
     38,900  America Movil SA de CV ADR                                   894,700
     41,100  Apasco SA de CV                                              305,465
    186,500  Carso Global Telecom, Class A*                               223,976
     76,900  Grupo Continental SA                                         110,196
    360,900  Grupo Financiero Banorte SA de CV                            961,702
    149,600  Grupo Mexico SA, Class B*                                    205,424
    170,700  Organizacion Soriana SA de CV, Class B*                      342,854
     74,500  Telefonos de Mexico, Class L ADR                           2,258,095
    140,000  Wal-Mart de Mexico SA de CV                                  382,960
                                                                      -----------
                                                                        6,795,272
                                                                      -----------
             PERU -- 0.1%
      3,500  Cia de Minas Buenaventura SA ADR                             133,665
                                                                      -----------
             PHILIPPINES -- 2.5%
  2,352,680  Aboitiz Equity Ventures Inc                                  102,718
 19,561,300  Ayala Land Inc                                             2,063,954
    269,400  Equitable PCI Bank*                                          154,377
    968,570  First Philippine Holdings*                                   299,540
    833,902  Ginebra San Miguel Inc                                       447,519
     21,912  Globe Telecom Inc                                            247,143

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             PHILIPPINES -- CONTINUED
    194,000  Philippine Long Distance Telephone*                        1,888,121
      4,200  Philippine Long Distance Telephone ADR*                       42,000
                                                                      -----------
                                                                        5,245,372
                                                                      -----------
             POLAND -- 4.1%
    610,700  Bank Millennium SA*                                          465,626
     32,100  Bank Pekao SA                                              1,021,791
     37,500  BRE Bank SA*                                               1,066,293
      1,200  Browary Zywiec SA                                            132,862
     10,800  Debica SA                                                    303,016
     16,602  Grupa Kety SA                                                484,602
    213,300  KGHM Polska Miedz SA*                                      1,105,668
     67,800  Optimus SA*                                                  159,517
     57,059  Orbis SA                                                     407,764
    291,000  Polski Koncern Naftowy Orlen                               1,808,659
    418,900  Telekomunikacja Polska SA                                  1,755,057
      8,300  Telekomunikacja Polska SA GDR 144A                            34,777
                                                                      -----------
                                                                        8,745,632
                                                                      -----------
             RUSSIA -- 2.8%
     33,000  AO Mosenergo ADR                                             226,050
     28,225  Lukoil ADR                                                 2,194,494
      1,500  Lukoil ADR 144A                                              116,625
     11,700  MMC Norilsk Nickel ADR                                       462,150
      3,200  Mobile Telesystems ADR                                       225,536
     16,250  Rostelecom ADR                                               169,812
        650  Sberbank RF                                                  165,100
      2,700  Unified Energy Systems ADR                                    84,037
      7,300  Unified Energy Systems GDR                                   228,125
      4,300  Vimpel-Communications ADR*                                   231,813
     31,362  Yukos Corp ADR                                             1,795,475
                                                                      -----------
                                                                        5,899,217
                                                                      -----------
             SOUTH AFRICA -- 8.2%
    200,400  ABSA Group Ltd                                               969,192
     64,000  AECI Ltd                                                     233,997
     35,000  Amalgamated Beverage Industries Ltd                          286,494
     30,563  Edgars Consolidated Stores Ltd                               369,508
    113,000  Foschini Ltd                                                 269,782

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             SOUTH AFRICA -- CONTINUED
     20,955  Impala Platinum Holdings Ltd                               1,629,487
     36,000  Investec Ltd                                                 451,842
  1,129,767  Iscor Ltd                                                  3,190,474
    348,000  MTN Group Ltd*                                               861,692
     69,000  Murray & Roberts Holdings Ltd                                121,432
     49,700  Naspers Ltd                                                  186,460
     90,156  Nedcor Ltd                                                 1,023,326
     95,000  Pick'n Pay Stores Ltd                                        195,055
     13,700  Pretoria Portland Cement Co Ltd                              217,742
    349,100  Remgro Ltd                                                 2,905,198
  1,056,000  Sanlam Ltd                                                 1,044,475
    120,000  Sasol Ltd                                                  1,391,542
     46,000  Standard Bank Investment Corp                                206,467
    222,600  Venfin Ltd*                                                  519,602
  1,489,000  Woolworths Holdings Ltd                                    1,330,553
                                                                      -----------
                                                                       17,404,320
                                                                      -----------
             SOUTH KOREA -- 14.4%
      1,200  Amorepacific Corp                                            150,732
     54,470  Cheil Industries Inc                                         730,427
    270,000  Chohung Bank*                                                882,241
     84,100  Daesang Corp                                                 271,233
     62,900  Daewoo Shipbuilding & Marine Engineering Co Ltd*             715,349
     16,620  Daum Communications Corp*                                    923,921
     22,800  Dongbu Steel Co                                               80,789
    125,400  Hanaro Telecom Inc*                                          375,694
    104,000  Hanjin Heavy Industry                                        485,466
    224,200  Hyundai Engineering & Construction*                          397,690
      6,800  Hyundai Heavy Industries*                                    174,870
     30,600  Hyundai Industrial Development                               243,086
     10,900  Hyundai Mobis                                                383,917
      9,900  Hyundai Motor Co                                             329,370
      3,800  Kangwon Land Inc                                             426,684
     61,500  KIA Motors Corp                                              476,550
     21,300  Kookmin Credit Card Co Ltd*                                  341,668
    134,800  Korea Electric Power Corp                                  2,208,054
     28,000  Korea Electric Power Corp ADR                                258,440
    181,800  Korea Exchange Bank*                                         814,686
      6,800  Korea Gas Corp                                               151,784
     50,100  Korean Air Lines                                             631,432

6             See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             SOUTH KOREA -- CONTINUED
     45,000  KT Corp                                                    1,712,922
     80,900  KT&G Corp                                                  1,338,892
     14,500  KT&G Corp GDR 144A                                           118,610
     68,500  Kumho Industrial Co Ltd*                                     128,774
     63,025  LG Card Co Ltd                                             1,125,972
     28,700  LG Electronics Inc                                         1,558,922
     74,600  LG Engineering & Construction Ltd                          1,247,290
    220,040  LG International Corp                                      1,460,397
     67,700  LG Investment & Securities Co Ltd                            815,905
     86,000  LG Telecom Co Ltd*                                           290,134
     13,390  POSCO                                                      1,579,639
      7,324  Samsung Electronics                                        2,703,959
      1,614  Samsung Electronics GDR 144A (Non Voting)                    146,874
     13,100  Samsung SDI Co Ltd                                         1,228,559
     56,300  Samsung Techwin Co Ltd*                                      506,497
    116,736  SK Corp                                                    1,654,565
        800  SK Telecom Co Ltd                                            136,474
    107,600  Ssangyong Motor Co*                                          757,972
     15,810  Taegu Department Store Co                                    128,144
    117,900  Woori Finance Holdings Co Ltd                                735,468
                                                                      -----------
                                                                       30,830,052
                                                                      -----------
             TAIWAN -- 12.9%
    346,850  Acer Inc                                                     512,791
    269,100  Ambit Microsystems Corp                                      736,602
  1,459,843  Asustek Computer Inc                                       3,931,892
    488,000  AU Optronics Corp                                            650,038
    891,000  Benq Corp                                                  1,317,276
  7,120,779  China Development Financial Holding Corp                   2,668,364
  2,900,815  China Steel Corp                                           2,318,410
    729,270  Chinatrust Financial Holding Co                              593,527
     31,050  Chunghwa Telecom Co Ltd ADR                                  438,426
    543,950  Compal Electronics Inc                                       828,075
    426,000  Compeq Manufacturing Co Ltd*                                 165,247
    448,800  Evergreen Marine Corp                                        308,765
     26,200  First Financial Holding Co Ltd GDR*                          308,636
  1,889,000  Grand Commercial Bank*                                       713,394
     10,280  Hsinchu International Bank*                                    4,469
    657,000  Hua Nan Financial Holdings Co Ltd*                           467,390
  1,951,370  Inventec Co Ltd                                            1,188,257

              See accompanying notes to the financial statements.              7

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             TAIWAN -- CONTINUED
    167,400  MediaTek Inc                                               1,666,257
  2,063,000  Mosel Vitelic Inc*                                           142,534
    540,048  Nan Ya Plastic Corp                                          648,222
  2,404,000  Ritek Corp*                                                1,653,902
     81,780  Synnex Technology International Corp                         123,300
  1,894,140  Taiwan Cement Corp                                           698,699
  1,479,000  Taiwan Pulp & Paper Corp*                                    213,030
    718,520  Taiwan Semiconductor Manufacturing Co Ltd*                 1,409,358
  1,654,846  United Microelectronics Corp*                              1,356,511
  3,501,000  Walsin Lihwa Corp*                                           896,825
    557,000  Winbond Electronics Corp*                                    324,501
    711,960  Yageo Corp*                                                  260,539
    725,000  Yang Ming Marine Transport                                   619,767
    224,000  Yulon Motor Co Ltd                                           259,687
                                                                      -----------
                                                                       27,424,691
                                                                      -----------
             THAILAND -- 3.2%
    924,000  Advanced Info Service Pcl (Foreign Registered)             1,248,041
    124,300  Electricity Generating Pcl NVDR                              181,504
    607,600  Kasikornbank Pcl NVDR*                                       613,663
    212,600  Land & House Pcl (Foreign Registered)                         62,606
  2,170,000  Land & House Pcl NVDR                                        565,077
  1,135,000  National Finance Pcl NVDR                                    386,712
    139,940  PTT Exploration & Production Pcl (Foreign
               Registered)(a)                                             538,100
    357,600  PTT Pcl (Foreign Registered)(a)                              635,308
  2,552,000  Quality House Co Ltd (Foreign Registered)(a)                 543,441
    227,000  Saha Union Pcl (Foreign Registered)(a)                       150,541
    472,300  Shin Satellite (Foreign Registered)*(a)                      262,070
      3,900  Siam Cement Pcl (Foreign Registered)                          17,844
    220,100  Siam Cement Pcl (Foreign Registered) NVDR                    910,611
    190,750  Siam Commercial Bank Pcl (Foreign Registered)*               181,048
    209,400  Thai Airways International (Foreign Registered)(a)           290,479
    345,200  Thai Union Frozen Products Pcl (Foreign Registered)          260,433
                                                                      -----------
                                                                        6,847,478
                                                                      -----------
             TURKEY -- 3.2%
356,439,607  Akbank TAS                                                 1,106,126
 49,252,000  Aksa Akrilik Kimya Sanayii                                   382,983
 57,066,665  Aksigorta AS                                                 172,004

8             See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             TURKEY -- CONTINUED
  7,657,000  Anadolu Isuzu Otomotiv Sanay*                                 51,893
  2,315,000  Brisa Bridgestone Sabanci                                     64,822
 41,422,000  Carsi Buyuk Magazacilik AS*                                   45,803
  8,591,600  Enka Insaat ve Sanayi AS                                     324,847
 61,113,200  Eregli Demir ve Celik Fabrikalari TAS*                       950,432
 34,007,200  Ford Otomotive Sanayii AS*                                   468,228
 50,511,000  Global Menkul Degerler AS*                                    29,548
250,186,000  Is Gayrimenkul Yatirim Ortakligi AS*                         165,988
 35,491,000  Milliyet Gazetecilik AS*                                      69,627
293,729,000  Tansas Perakende Magazacilik Ticaret AS*                     213,735
 58,930,387  Tupras Turkiye Petrol Rafine                                 479,263
 31,636,600  Turkcell Iletisim Hizmet AS*                                 230,207
998,097,082  Turkiye Garanti Bankasi*                                   1,537,999
101,579,243  Turkiye IS Bankasi*                                          376,823
241,818,918  Yapi ve Kredi Bankasi*                                       241,517
                                                                      -----------
                                                                        6,911,845
                                                                      -----------

             TOTAL COMMON STOCKS (COST $141,532,364)                  179,039,831
                                                                      -----------
             PREFERRED STOCKS -- 10.3%
             BRAZIL -- 6.9%
410,785,000  Acesita SA*                                                  198,387
  1,796,000  Ambev Ciade Rebid 1.67%                                      397,291
 26,924,000  Banco Itau Holding Financeira SA                           2,041,350
 29,521,350  Brasil Telecom Participacoes SA 2.19%                        224,227
      6,850  Compania Vale do Rio Doce, Class A                           234,811
577,886,000  Embratel Participacoes SA*                                 1,186,608
     66,957  Gerdau SA                                                  1,003,337
  2,051,511  Investimentos Itau SA 2.68%                                1,960,748
 53,118,000  Lojas Americanas SA                                          304,787
    221,128  Petroleo Brasileiro SA (Petrobras) 3.01%                   4,540,555
 58,305,163  Siderurgica de Tubarao 3.50%                               1,169,648
491,015,000  Tele Centro Oeste Celular Participacoes SA 6.78%             998,281
 16,480,000  Tele Norte Leste Participacoes SA 3.44%                      214,780
 20,545,400  Telemar Norte Leste SA                                       311,963
                                                                      -----------
                                                                       14,786,773
                                                                      -----------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

  SHARES     DESCRIPTION                                               VALUE ($)
---------------------------------------------------------------------------------
             RUSSIA -- 0.2%
        325  Transneft                                                    130,000
    610,200  Unified Energy Systems                                       178,783
                                                                      -----------
                                                                          308,783
                                                                      -----------
             SOUTH KOREA -- 3.2%
     33,000  Dongbu Steel Co 11.70%                                        84,863
     10,200  Hyundai Motor Co 5.05%                                       154,959
     13,000  LG Chem Ltd                                                  265,903
     34,100  Samsung Electronics (Non Voting) 4.08%                     6,164,481
      3,000  Samsung SDI Co Ltd 3.63%                                     145,130
                                                                      -----------
                                                                        6,815,336
                                                                      -----------

             TOTAL PREFERRED STOCKS (COST $16,380,736)                 21,910,892
                                                                      -----------
             RIGHTS AND WARRANTS -- 0.3%
             THAILAND -- 0.3%
    132,750  Adkinson Securities Warrants, Expires 1/16/04*                12,729
    132,750  Adkinson Securities Warrants, Expires 1/16/06*                19,385
  2,665,000  Land & House Warrants, Expires 9/02/08 (Foreign
               Registered)*                                               512,375
    510,400  Quality House Co Ltd Warrants, Expires 5/14/08*               34,159
    116,526  Telecomasia Corp Pcl Warrants, Expires 4/3/08*(a)                 --
                                                                      -----------
                                                                          578,648
                                                                      -----------

             TOTAL RIGHTS AND WARRANTS (COST $32,040)                     578,648
                                                                      -----------
             TOTAL INVESTMENTS -- 94.5%
             (Cost $157,945,140)                                      201,529,371

             Other Assets and Liabilities (net) -- 5.5%                11,731,464
                                                                      -----------
             TOTAL NET ASSETS -- 100.0%                               $213,260,835
                                                                      ===========

              See accompanying notes to the financial statements.
10

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

             NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.             11

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     20.6%
Information Technology                                         15.5
Energy                                                         13.9
Telecommunication Services                                     12.7
Materials                                                      12.3
Industrials                                                     7.5
Consumer Discretionary                                          7.3
Utilities                                                       4.4
Consumer Staples                                                4.2
Health Care                                                     1.6
                                                              -----
                                                              100.0%
                                                              =====

12            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $157,945,140) (Note 1)         $201,529,371
   Cash                                                          9,563,770
   Foreign currency, at value (cost $315,411) (Note 1)             311,913
   Receivable for investments sold                                  13,586
   Receivable for Fund shares sold                               1,488,451
   Dividends and interest receivable                               660,211
   Foreign taxes receivable                                            475
   Receivable for expenses reimbursed by Manager (Note 2)           15,763
                                                              ------------
      Total assets                                             213,583,540
                                                              ------------

LIABILITIES:
   Payable for investments purchased                                13,581
   Payable for Fund shares repurchased                              44,702
   Payable to affiliate for (Note 2):
      Management fee                                               109,588
      Shareholder service fee - Class III                           21,321
      12b-1 fee - Class M                                           12,783
      Administration fee - Class M                                   5,291
   Accrued expenses                                                115,439
                                                              ------------
      Total liabilities                                            322,705
                                                              ------------
NET ASSETS                                                    $213,260,835
                                                              ============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $175,594,798
   Accumulated undistributed net investment income               1,350,157
   Accumulated net realized loss                                (7,257,206)
   Net unrealized appreciation                                  43,573,086
                                                              ------------
                                                              $213,260,835
                                                              ============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $179,284,340
                                                              ============
   Class M shares                                             $ 33,976,495
                                                              ============
SHARES OUTSTANDING:
   Class III                                                    15,772,549
                                                              ============
   Class M                                                       3,004,938
                                                              ============
NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.37
                                                              ============
   Class M                                                    $      11.31
                                                              ============

              See accompanying notes to the financial statements.             13

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $302,798)           $ 2,734,706
   Interest                                                        49,421
                                                              -----------

         Total income                                           2,784,127
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        501,874
   Custodian fees                                                 267,385
   Audit fees                                                      28,336
   Transfer agent fees                                             23,736
   Registration fees                                               12,880
   Legal fees                                                       2,852
   Trustees fees and related expenses (Note 2)                      1,311
   Miscellaneous                                                    1,012
   Fees reimbursed by Manager (Note 2)                            (41,381)
                                                              -----------
                                                                  798,005
   Shareholder service fee (Note 2) - Class III                   105,154
                                                              -----------
   12b-1 fee (Note 2) - Class M                                    17,772
                                                              -----------
   Administration fee (Note 2) - Class M                           14,218
                                                              -----------
      Net expenses                                                935,149
                                                              -----------

         Net investment income                                  1,848,978
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               3,911,155
      Foreign currency, forward contracts and foreign
      currency related transactions                              (157,002)
                                                              -----------

         Net realized gain                                      3,754,153
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              43,591,355
      Foreign currency, forward contracts and foreign
      currency related transactions                               (15,282)
                                                              -----------

         Net unrealized gain                                   43,576,073
                                                              -----------

      Net realized and unrealized gain                         47,330,226
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $49,179,204
                                                              ===========

14            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,848,978       $   588,797
   Net realized gain                                          3,754,153         1,384,046
   Change in net unrealized appreciation (depreciation)      43,576,073        (8,305,395)
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               49,179,204        (6,332,552)
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (906,080)       (1,010,952)
      Class M                                                  (172,134)               --
                                                           ------------       -----------
      Total distributions from net investment income         (1,078,214)       (1,010,952)
                                                           ------------       -----------
   Net share transactions (Note 5):
      Class III                                              46,930,001        23,980,200
      Class M                                                28,608,989           579,467
                                                           ------------       -----------
   Increase in net assets resulting from net share
    transactions                                             75,538,990        24,559,667
                                                           ------------       -----------

      Total increase in net assets                          123,639,980        17,216,163
NET ASSETS:
   Beginning of period                                       89,620,855        72,404,692
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $1,350,157 and $579,393,
    respectively)                                          $213,260,835       $89,620,855
                                                           ============       ===========

              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2003   ----------------------------------------------------------
                                            (UNAUDITED)        2003        2002        2001        2000        1999
                                          ----------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.54       $  9.65     $  8.81     $ 11.41     $  5.74     $  8.61
                                              --------       -------     -------     -------     -------     -------

Income from investment operations:
   Net investment income                          0.12+         0.08        0.14        0.08        0.05        0.23
   Net realized and unrealized
     gain (loss)                                  2.77         (1.04)       0.77       (2.48)       5.63       (2.94)
                                              --------       -------     -------     -------     -------     -------

      Total from investment operations            2.89         (0.96)       0.91       (2.40)       5.68       (2.71)
                                              --------       -------     -------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.06)        (0.15)      (0.07)         --          --       (0.16)
   From net realized gains                          --            --          --       (0.20)      (0.01)         --
                                              --------       -------     -------     -------     -------     -------

      Total distributions                        (0.06)        (0.15)      (0.07)      (0.20)      (0.01)      (0.16)
                                              --------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  11.37       $  8.54     $  9.65     $  8.81     $ 11.41     $  5.74
                                              ========       =======     =======     =======     =======     =======
TOTAL RETURN(a)                                  33.89%**     (10.15)%     10.49%     (21.27)%     98.96%     (31.60)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $179,284       $89,042     $72,405     $52,239     $65,191     $31,718
   Net expenses to average daily
     net assets                                   1.19%*        1.27%       1.40%       1.40%       1.28%       1.27%
   Net investment income to average
     daily net assets                             2.45%*        0.78%       2.12%       0.91%       0.54%       3.65%
   Portfolio turnover rate                          22%**        108%        109%         98%        157%        158%
   Fees and expenses reimbursed by the
     Manager to average daily
     net assets:                                  0.05%*        0.31%       0.17%       0.15%       0.17%       0.34%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                              --       $  0.00(c)  $  0.04     $  0.02          --          --

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculations exclude purchase premiums and redemption fees.
 (b) Effective March 1, 2000 the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
 (c) Purchase and redemption fees were less than $0.01 per share. The redemption fees and purchase premiums were rescinded effective
      April 1, 2002.
 +    Computed using average shares outstanding throughout the period.

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                                JULY 9, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2003   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2003
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  8.51             $  9.85
                                                             -------             -------

Income from investment operations:
   Net investment income                                        0.10+               0.01
   Net realized and unrealized gain (loss)                      2.76               (1.35)
                                                             -------             -------

      Total from investment operations                          2.86               (1.34)
                                                             -------             -------

Less distributions to shareholders:
   From net investment income                                  (0.06)                 --
                                                             -------             -------

      Total distributions                                      (0.06)                 --
                                                             -------             -------
NET ASSET VALUE, END OF PERIOD                               $ 11.31             $  8.51
                                                             =======             =======
TOTAL RETURN(a)                                                33.69%**           (13.60)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $33,976             $   579
   Net expenses to average daily net assets                     1.47%*              1.57%*
   Net investment income to average daily net assets            1.81%*              0.20%*
   Portfolio turnover rate                                        22%**              108%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.05%*              0.41%*

 *    Annualized.
 **   Not Annualized.
 (a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
 +    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             17

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

      Throughout the six months ended August 31, 2003, the Fund had two classes of shares outstanding: Class III and Class M. The principal economic difference between the classes of shares is Class III shares bear a shareholder service fee while Class M shares bear an administration fee and a 12b-1 fee (See Note 2).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2003, there were no outstanding futures contracts.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $1,253,194, $7,353,298 and $156,212 expiring in 2009, 2010 and
      2011, respectively. The Fund has elected to defer to March 1, 2003 post-October capital losses of $1,808,334.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASE AND REDEMPTION OF FUND SHARES
      Effective April 1, 2002 the Fund ceased charging a purchase premium or redemption fee in connection with the purchase or sale of Fund shares. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested. In the case of cash redemptions, the fee was .40% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2003, the Fund received $0 and $1,000 in purchase premiums and redemption fees, respectively.

      INVESTMENT RISK
      Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      Class M shares of the Fund pays GMO an administration fee monthly at an annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, and transfer taxes), exceed 1.00% of the Fund's average daily net assets. Prior to June 30, 2003, GMO agreed to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes), exceed 1.25% and 1.55% of the Fund's average daily net assets for Class III and Class M, respectively.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $1,035. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

      As of August 31, 2003, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $100,828,174 and $31,539,004, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $158,629,104     $45,619,509       $(2,719,242)     $42,900,267

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 48.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2003              Year Ended
                                                              (Unaudited)            February 28, 2003
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
                                                        ----------  ------------  ----------  ------------
         Class III:
         Shares sold                                     9,115,819  $ 84,704,253   7,169,991  $ 63,503,546
         Shares issued to shareholders in reinvestment
           of distributions                                 62,552       660,551      99,670       970,789
         Shares repurchased                             (3,838,376)  (38,434,803) (4,337,592)  (40,494,135)
                                                        ----------  ------------  ----------  ------------
         Net increase                                    5,339,995  $ 46,930,001   2,932,069  $ 23,980,200
                                                        ==========  ============  ==========  ============

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   Period from July 9,
                                                                                          2002
                                                                                    (commencement of
                                                            Six Months Ended           operations)
                                                            August 31, 2003       through February 28,
                                                              (Unaudited)                 2003
                                                        ------------------------  ---------------------
                                                          Shares       Amount      Shares      Amount
                                                        ----------  ------------  ---------  ----------
         Class M:
         Shares sold                                     4,289,215  $ 41,693,875    170,323  $1,468,988
         Shares issued to shareholders in reinvestment
           of distributions                                 16,378       172,134         --          --
         Shares repurchased                             (1,368,629)  (13,257,020)  (102,349)   (889,521)
                                                        ----------  ------------  ---------  ----------
         Net increase                                    2,936,964  $ 28,608,989     67,974  $  579,467
                                                        ==========  ============  =========  ==========

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2003

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.7%
               AUSTRALIA -- 2.9%
       29,713  Australia and New Zealand Banking Group Ltd                    336,940
      108,315  General Property Trust Units                                   195,598
       42,800  National Australia Bank Ltd                                    861,265
       15,156  Orica Ltd                                                      112,910
       94,880  Telstra Corp Ltd                                               308,284
      117,650  Westfield Trust Units                                          251,292
       50,466  Westpac Banking Corp                                           511,193
       48,837  Woodside Petroleum Ltd                                         421,990
                                                                        -------------
                                                                            2,999,472
                                                                        -------------
               AUSTRIA -- 3.0%
       10,500  Austrian Airlines*                                              73,664
        1,600  Bau Holdings AG                                                122,965
        2,800  Boehler Uddeholm (Bearer)                                      147,896
        2,500  Brau Union AG                                                  343,368
        1,113  Erste Bank Der Oesterreichischen Sparkassen AG                 102,523
        3,600  Flughafen Wien AG                                              134,106
        4,104  Generali Holding Vienna AG                                      96,919
        3,800  Mayr-Melnhof Karton AG (Bearer)                                324,583
        2,900  Oesterreichische Brau Beteiligungs AG                          388,437
        5,474  OMV AG                                                         643,120
       18,737  Telekom Austria AG*                                            195,634
        4,200  VA Technologie AG (Bearer)*                                    118,046
          927  Verbund-Oesterreichische Elektrizitaetswirtschafts AG           83,262
        4,466  Voestalpine AG                                                 173,917
        8,900  Wienerberger AG                                                169,532
                                                                        -------------
                                                                            3,117,972
                                                                        -------------
               BELGIUM -- 2.4%
       11,899  Almanij NV                                                     479,576
        1,988  Bekaert SA                                                      95,403
        2,433  Electrabel SA                                                  610,100
       38,663  Fortis, Class B                                                649,881
       11,848  KBC Bankverzekeringsholding                                    460,741
        2,226  Solvay Et Cie                                                  146,391
                                                                        -------------
                                                                            2,442,092
                                                                        -------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CANADA -- 1.7%
        7,200  Bank of Nova Scotia                                            319,423
       10,800  EnCana Corp                                                    404,392
        2,400  Magna International Inc                                        175,768
        1,200  MI Developments Inc*                                            23,876
        8,800  National Bank of Canada                                        222,355
      103,500  Nortel Networks Corp*                                          335,760
        5,600  Petro-Canada                                                   220,504
                                                                        -------------
                                                                            1,702,078
                                                                        -------------
               FINLAND -- 1.5%
       28,200  Fortum Oyj                                                     228,491
       48,950  Nokia Oyj                                                      801,834
       31,900  Sampo Oyj                                                      245,862
       13,500  UPM-Kymmene Oyj                                                244,557
                                                                        -------------
                                                                            1,520,744
                                                                        -------------
               FRANCE -- 4.5%
       54,270  Alcatel SA*                                                    589,872
        4,403  Assurances Generales de France                                 197,810
       18,217  BNP Paribas                                                    907,620
        6,250  Carrefour SA                                                   311,529
        8,965  Cie de Saint-Gobain                                            350,301
       29,108  France Telecom SA*                                             722,243
        2,364  Group Danone                                                   324,170
        6,448  Sanofi-Synthelabo SA                                           362,458
        8,607  Societe Generale, Class A                                      570,757
        5,978  Vivendi Universal SA*                                          100,483
       35,859  Wanadoo*                                                       235,824
                                                                        -------------
                                                                            4,673,067
                                                                        -------------
               GERMANY -- 8.0%
        2,591  Adidas-Salomon AG                                              216,763
       87,200  Bankgesellschaft Berlin AG*                                    211,579
       13,261  BASF AG                                                        615,856
       10,282  Bayer AG                                                       220,354
       15,000  Continental AG                                                 386,186
       19,391  DaimlerChrysler AG (Registered)                                744,702
        3,900  Degussa AG                                                     112,183
       19,028  Deutsche Post AG                                               300,828

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
       82,918  Deutsche Telekom*                                            1,188,016
       30,477  E. On AG                                                     1,572,653
        1,911  Fresenius Medical Care AG                                       97,141
        9,017  Metro AG                                                       324,217
       10,200  RWE AG                                                         274,925
        6,950  SAP AG                                                         832,096
        6,900  Sudzucker AG                                                   107,951
       29,523  ThyssenKrupp AG                                                399,656
       12,668  Volkswagen AG                                                  621,696
                                                                        -------------
                                                                            8,226,802
                                                                        -------------
               HONG KONG -- 2.0%
       81,500  CLP Holdings Ltd                                               359,466
      115,000  Hang Lung Group Co Ltd                                         117,959
       31,000  Henderson Land Development Co Ltd                              117,253
      116,500  Hong Kong Electric Holdings Ltd                                460,064
       45,000  Hong Kong Land Holdings                                         60,300
       65,000  Hutchison Whampoa Ltd                                          479,207
      162,000  Yue Yuen Industrial Holdings                                   481,886
                                                                        -------------
                                                                            2,076,135
                                                                        -------------
               IRELAND -- 0.5%
       19,373  Allied Irish Banks Plc                                         272,038
       22,299  Bank of Ireland                                                265,141
                                                                        -------------
                                                                              537,179
                                                                        -------------
               ITALY -- 5.0%
       12,768  Alleanza Assicurazioni SPA                                     115,228
       35,259  Assicurazioni Generali SPA                                     757,571
      168,141  Banca Intesa SPA                                               504,887
       79,784  Enel SPA                                                       486,151
       83,751  ENI-Ente Nazionale Idrocarburi SPA                           1,265,235
       32,502  Fiat SPA*                                                      219,813
       26,491  Mediobanca SPA                                                 261,469
       54,228  Parmalat Finanziaria SPA                                       175,336
       25,471  RAS SPA                                                        366,336
      151,968  Telecom Italia Mobile SPA                                      670,720

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               ITALY -- CONTINUED
      123,379  Telecom Italia SPA*                                            289,880
                                                                        -------------
                                                                            5,112,626
                                                                        -------------
               JAPAN -- 23.5%
        9,020  Acom Co Ltd                                                    374,158
       15,000  Brother Industries Ltd                                         133,056
       22,000  Canon Inc                                                    1,057,765
       27,000  Canon Sales Co Inc                                             206,874
       18,700  Chubu Electric Power Co Inc                                    340,568
       10,100  Chugoku Electric Power Co Inc                                  155,811
       44,000  Cosmo Oil Co Ltd                                                77,305
       18,000  Dai Nippon Printing Co Ltd                                     229,397
       33,000  Daiichi Pharmaceuticals Co Ltd                                 504,559
       32,000  Daiwa House Industry Co Ltd                                    249,297
           95  East Japan Railway Co                                          401,397
       62,000  Fuji Heavy Industries Ltd                                      305,537
        9,000  Fuji Photo Film Co Ltd                                         269,969
       89,000  Furukawa Electric Co Ltd                                       323,414
      150,000  Itochu Corp                                                    449,949
           31  Japan Tobacco Inc                                              181,196
       24,825  JFE Holdings Inc                                               499,989
      151,000  Kajima Corp                                                    412,830
       20,800  Kansai Electric Power Co Inc                                   328,187
       14,000  Kao Corp                                                       263,970
      244,000  Kawasaki Heavy Industries Ltd                                  309,496
           53  KDDI Corp                                                      271,178
        1,500  Keyence Corp                                                   313,293
       59,000  Kirin Brewery Co Ltd                                           422,223
      477,000  Kobe Steel Ltd*                                                555,982
       34,000  Komatsu Ltd                                                    194,069
       38,735  Konica Minolta Holdings Inc                                    530,830
        7,500  Kyushu Electric Power Co Inc                                   113,580
      127,000  Mazda Motor Corp                                               334,153
       29,000  Mitsubishi Corp                                                245,063
      153,000  Mitsubishi Electric Corp                                       628,103
      107,000  Mitsubishi Materials Corp*                                     159,565
      115,000  Mitsubishi Motors Corp*                                        250,343
           60  Mitsubishi Tokyo Finance Group Inc                             349,674
       86,000  Mitsui OSK Lines Ltd                                           298,509
          382  Mizuho Financial Group Inc*                                    474,717

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       59,000  NEC Corp*                                                      439,921
       63,000  Nippon Express Co Ltd                                          258,091
           59  Nippon Telegraph & Telephone Corp                              259,907
       64,000  Nissan Motor Co                                                687,281
          207  NTT Docomo Inc                                                 532,225
       19,000  Olympus Optical Co Ltd                                         436,407
        9,000  Ono Pharmaceutical Co Ltd                                      301,594
       15,900  Pioneer Corp                                                   357,028
       11,250  Promise Co                                                     416,524
       45,000  Sankyo Co Ltd                                                  555,365
       76,000  Sekisui Chemical Co Ltd                                        315,255
       40,000  Sharp Corp                                                     599,931
        4,700  Shikoku Electric Power Co Inc                                   73,473
       97,000  Shimizu Corp                                                   310,087
        7,000  Shionogi and Co Ltd                                            102,948
      561,000  Sumitomo Metal Industries Ltd                                  500,034
        8,000  Suzuki Motor Corp                                              109,839
      170,000  Taiheiyo Cement Corp                                           346,760
      148,000  Taisei Corp                                                    361,502
       24,000  Taisho Pharmaceutical Co Ltd                                   351,731
       21,100  Takeda Chemical Industries Ltd                                 763,130
        7,680  Takefuji Corp                                                  434,419
       10,400  Tohoku Electric Power Co Inc                                   153,308
       20,600  Tokyo Electric Power Co Inc                                    400,771
       75,000  Tokyo Gas Co                                                   228,188
       20,000  TonenGeneral Sekiyu KK                                         136,099
       17,000  Toppan Printing Co Ltd                                         137,539
      162,000  Toshiba Corp                                                   662,273
       35,000  Toyota Motor Corp                                              965,890
        4,600  Uni-Charm Corp                                                 212,890
           19  Yahoo Japan Corp*                                              343,589
       15,000  Yamaha Corp                                                    247,086
                                                                        -------------
                                                                           24,217,091
                                                                        -------------
               NETHERLANDS -- 3.5%
       49,510  ABN Amro Holdings NV                                           866,995
       17,306  Aegon NV                                                       214,323
        2,876  DSM NV                                                         130,881
       54,056  ING Groep NV                                                 1,054,022
       15,447  Numico NV*                                                     299,670

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               NETHERLANDS -- CONTINUED
       87,863  Royal KPN NV*                                                  608,693
        7,161  Unilever NV                                                    398,607
          410  Wolters Kluwer NV                                                6,378
                                                                        -------------
                                                                            3,579,569
                                                                        -------------
               NEW ZEALAND -- 0.3%
      117,279  Telecom Corp of New Zealand                                    341,793
                                                                        -------------
               NORWAY -- 2.1%
       66,700  DNB Holdings, Class A                                          312,316
        4,950  Elkem ASA, Class A                                             104,334
        8,600  Gjensidige NOR ASA                                             289,108
       12,560  Norsk Hydro ASA                                                660,158
       22,850  Orkla ASA                                                      435,135
       40,300  Statoil ASA                                                    362,886
                                                                        -------------
                                                                            2,163,937
                                                                        -------------
               SINGAPORE -- 0.9%
      162,000  Chartered Semiconductor Manufacturing Ltd*                     103,508
        3,000  Great Eastern Holdings Ltd                                      17,628
        1,798  Haw Par Corp Ltd                                                 4,226
      144,000  Neptune Orient Lines Ltd*                                      151,155
       11,000  Singapore Airlines Ltd                                          70,284
       15,000  Singapore Press Holdings Ltd                                   160,021
      285,000  Singapore Telecom Ltd                                          276,399
       16,000  Venture Corp Ltd                                               184,380
                                                                        -------------
                                                                              967,601
                                                                        -------------
               SPAIN -- 5.5%
       18,875  Altadis SA                                                     445,542
       54,992  Banco Santander Central Hispano SA                             469,119
       14,600  CIA ESP Petroleos                                              380,697
       53,290  Endesa SA                                                      829,631
       10,300  Gas Natural SDG SA                                             190,772
       18,999  Iberdrola SA                                                   322,897
       88,190  Repsol YPF SA                                                1,489,150
       11,842  Telefonica Moviles SA                                           92,569

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               SPAIN -- CONTINUED
      124,033  Telefonica SA                                                1,459,805
                                                                        -------------
                                                                            5,680,182
                                                                        -------------
               SWEDEN -- 1.2%
        9,200  Electrolux AB                                                  205,210
       21,100  Hennes & Mauritz AB                                            444,147
       41,500  Nordea AB                                                      210,945
       42,000  Swedish Match AB                                               283,811
       28,500  TeliaSonera AB                                                 111,802
                                                                        -------------
                                                                            1,255,915
                                                                        -------------
               SWITZERLAND -- 4.6%
       26,780  Credit Suisse Group                                            836,546
          288  Logitech International SA*                                       9,254
        3,657  Roche Holding AG (Bearer)                                      428,876
       25,905  Roche Holding AG (Genusschein)                               1,983,729
        2,533  Swisscom AG                                                    692,684
        1,060  ZKB Finanz Vision AG*                                          115,797
        5,064  Zurich Financial Services AG*                                  650,830
                                                                        -------------
                                                                            4,717,716
                                                                        -------------
               UNITED KINGDOM -- 22.6%
       73,898  Abbey National Plc                                             616,001
       17,100  Alliance & Leicester Plc                                       237,887
       19,829  AstraZeneca Plc                                                762,158
       79,613  Aviva Plc                                                      631,528
       30,355  BAA Plc                                                        218,944
      116,725  Barclays Plc                                                   849,297
       25,126  Barratt Developments Plc                                       206,266
       72,298  Boots Group Plc                                                755,902
       31,934  BP Plc                                                         216,695
       43,062  British Sky Broadcasting Plc*                                  450,910
      317,374  BT Group Plc                                                   923,692
       37,303  Capita Group Plc                                               142,347
       20,721  Gallaher Group Plc                                             182,559
       74,791  GlaxoSmithKline Plc                                          1,427,889
       51,300  GUS Plc                                                        555,023
       31,495  HBOS Plc                                                       350,713
       30,378  HSBC Holdings Plc                                              390,650

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       95,652  Imperial Chemical Industries Plc                               293,517
       25,591  Imperial Tobacco Group Plc                                     399,928
       27,422  Intercontinental Hotels Group Plc*                             212,103
       24,710  Kesa Electricals Plc*                                           87,355
      108,108  Kingfisher Plc                                                 465,120
       21,207  Land Securities Group Plc                                      286,803
      153,257  Lloyds TSB Group Plc                                         1,006,019
       27,422  Mitchells & Butlers Plc*                                       109,304
       94,664  National Grid Transco Plc                                      579,848
       36,462  Next Plc                                                       620,570
       17,765  Provident Financial Plc                                        179,558
       15,580  Reckitt Benckiser Plc                                          293,260
       21,634  Rio Tinto Plc                                                  475,994
       21,273  RMC Group Plc                                                  186,834
      214,029  Rolls-Royce Group Plc                                          574,672
      186,726  Royal & Sun Alliance Insurance Group                           409,065
       14,682  Royal Bank of Scotland Group                                   365,534
       35,464  Sainsbury (J) Plc                                              154,682
       31,204  Scottish & Newcastle Plc                                       185,582
       56,272  Scottish & Southern Energy Plc                                 560,752
       80,009  Scottish Power Plc                                             458,443
      119,096  Shell Transport & Trading Co Plc (Registered)                  746,927
       33,805  Tate & Lyle Plc                                                189,020
       42,734  THUS Group Plc*                                                 20,616
       48,028  Tomkins Plc                                                    199,607
       10,253  United Utilities Plc                                            75,656
    2,580,535  Vodafone Group Plc                                           4,724,639
       17,081  Whitbread Plc                                                  201,688
       24,580  Wolseley Plc                                                   281,876
                                                                        -------------
                                                                           23,263,433
                                                                        -------------

               TOTAL COMMON STOCKS (COST $91,239,315)                      98,595,404
                                                                        -------------
               PREFERRED STOCKS -- 0.8%
               AUSTRALIA -- 0.4%
       64,952  News Corporation Ltd 0.93%                                     464,544
                                                                        -------------
               GERMANY -- 0.4%
        1,800  RWE AG 4.35%                                                    42,291

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2003 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
       10,147  Volkswagen AG 5.30%                                            336,440
                                                                        -------------
                                                                              378,731
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $744,616)                         843,275
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               UNITED KINGDOM -- 0.0%
        5,696  United Utilities Plc Rights, Expires 9/18/03*                    9,686
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $11,461)                         9,686
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 3.1%
               CASH EQUIVALENTS -- 2.2%
$   2,200,000  HSBC Bank USA, 1.00%, due 9/02/03                            2,200,000
                                                                        -------------
               U.S. GOVERNMENT -- 0.9%
$     950,000  U.S. Treasury Bill, 0.93%, due 10/23/03(a)                     948,737
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,148,737)               3,148,737
                                                                        -------------
               TOTAL INVESTMENTS -- 99.6%
               (Cost $95,144,129)                                         102,597,102

               Other Assets and Liabilities (net) -- 0.4%                     460,929
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 103,058,031
                                                                        =============

               NOTES TO SCHEDULE OF INVESTMENTS:

 *    Non-income producing security.

 (a) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS - INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2003 (UNAUDITED)

At August 31, 2003, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     22.0%
Telecommunication Services                                     13.8
Consumer Discretionary                                         12.2
Utilities                                                       9.0
Health Care                                                     8.1
Industrials                                                     8.1
Consumer Staples                                                7.1
Energy                                                          7.1
Information Technology                                          6.8
Materials                                                       5.8
                                                              -----
                                                              100.0%
                                                              =====

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $95,144,129) (Note 1)          $102,597,102
   Cash                                                             94,336
   Foreign currency, at value (cost $126,297) (Note 1)             124,405
   Dividends and interest receivable                               198,124
   Foreign taxes receivable                                         80,457
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                610,813
   Receivable for expenses reimbursed by Manager (Note 2)           21,142
                                                              ------------

      Total assets                                             103,726,379
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                34,845
      Shareholder service fee                                       12,625
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                383,863
   Payable for closed forward foreign currency contracts
    (Note 1)                                                       163,814
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  9,025
   Accrued expenses                                                 64,176
                                                              ------------

      Total liabilities                                            668,348
                                                              ------------
NET ASSETS                                                    $103,058,031
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $ 98,955,734
   Accumulated undistributed net investment income                 715,377
   Accumulated net realized loss                                (4,354,556)
   Net unrealized appreciation                                   7,741,476
                                                              ------------
                                                              $103,058,031
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $ 94,353,071
                                                              ============
   Class IV shares                                            $  8,704,960
                                                              ============

SHARES OUTSTANDING:
   Class III                                                     4,404,100
                                                              ============
   Class IV                                                        406,317
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      21.42
                                                              ============
   Class IV                                                   $      21.42
                                                              ============

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $200,832)           $ 1,566,388
   Interest                                                        23,928
                                                              -----------

         Total income                                           1,590,316
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        170,432
   Custodian fees                                                  80,593
   Audit fees                                                      21,620
   Transfer agent fees                                             13,800
   Registration fees                                                4,140
   Legal fees                                                       1,472
   Trustees fees and related expenses (Note 2)                        793
   Miscellaneous                                                      644
   Fees reimbursed by Manager (Note 2)                           (122,269)
                                                              -----------
                                                                  171,225
   Shareholder service fee (Note 2) - Class III                    61,750
   Shareholder service fee (Note 2) - Class IV                      1,318
                                                              -----------
                                                                   63,068
                                                              -----------
      Net expenses                                                234,293
                                                              -----------

         Net investment income                                  1,356,023
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (2,180,784)
      Closed futures contracts                                    490,191
      Foreign currency, forward contracts and foreign
      currency related transactions                               448,765
                                                              -----------

         Net realized loss                                     (1,241,828)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              14,224,157
      Open futures contracts                                      112,777
      Foreign currency, forward contracts and foreign
      currency related transactions                              (602,678)
                                                              -----------

         Net unrealized gain                                   13,734,256
                                                              -----------

      Net realized and unrealized gain                         12,492,428
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $13,848,451
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2003      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2003
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,356,023       $ 1,316,690
   Net realized loss                                         (1,241,828)       (1,764,138)
   Change in net unrealized appreciation (depreciation)      13,734,256        (6,931,904)
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               13,848,451        (7,379,352)
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (697,173)       (2,585,607)
      Class IV                                                  (65,323)               --
                                                           ------------       -----------
      Total distributions from net investment income           (762,496)       (2,585,607)
                                                           ------------       -----------
   Net share transactions (Note 5):
      Class III                                              13,360,124        30,930,287
      Class IV                                                8,565,323                --
                                                           ------------       -----------
   Increase in net assets resulting from net share
    transactions                                             21,925,447        30,930,287
                                                           ------------       -----------

      Total increase in net assets                           35,011,402        20,965,328
NET ASSETS:
   Beginning of period                                       68,046,629        47,081,301
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $715,377 and $121,850,
    respectively)                                          $103,058,031       $68,046,629
                                                           ============       ===========

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                    SIX MONTHS ENDED        FEBRUARY 28,
                                                    AUGUST 31, 2003   ------------------------
                                                      (UNAUDITED)        2003        2002(1)
                                                    ----------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 18.04         $ 20.40      $ 20.00
                                                        -------         -------      -------

Income from investment operations:
   Net investment income+                                  0.33            0.37         0.02
   Net realized and unrealized gain (loss)                 3.21           (2.03)        0.38
                                                        -------         -------      -------

      Total from investment operations                     3.54           (1.66)        0.40
                                                        -------         -------      -------

Less distributions to shareholders:
   From net investment income                             (0.16)          (0.70)          --
                                                        -------         -------      -------

      Total distributions                                 (0.16)          (0.70)          --
                                                        -------         -------      -------
NET ASSET VALUE, END OF PERIOD                          $ 21.42         $ 18.04      $ 20.40
                                                        =======         =======      =======
TOTAL RETURN(a)                                           19.62%**        (8.28)%       2.00%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $94,353         $68,047      $47,081
   Net expenses to average daily net assets                0.55%*          0.55%        0.55%*
   Net investment income to average daily net
     assets                                                3.24%*          1.82%        1.56%*
   Portfolio turnover rate                                   25%**           64%           0%**(b)
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                             0.29%*          0.39%        1.89%*

 (1) Period from January 29, 2002 (commencement of operations) through February 28, 2002.
 *    Annualized.
 **   Not Annualized.
 +    Computed using average shares outstanding throughout the period.
 (a) Total return would have been lower had certain expenses not been reimbursed during the periods shown.
 (b)  Portfolio turnover rate was less than 1%.

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  JUNE 30, 2003
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2003
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $     21.08
                                                                   -----------

Income from investment operations:
   Net investment income+                                                 0.05
   Net realized and unrealized gain                                       0.45
                                                                   -----------

      Total from investment operations                                    0.50
                                                                   -----------

Less distributions to shareholders:
   From net investment income                                            (0.16)
                                                                   -----------

      Total distributions                                                (0.16)
                                                                   -----------
NET ASSET VALUE, END OF PERIOD                                     $     21.42
                                                                   ===========
TOTAL RETURN(a)                                                           2.39%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $     8,705
   Net expenses to average daily net assets                               0.49%*
   Net investment income to average daily net assets                      1.42%*
   Portfolio turnover rate                                                  25%***
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                    0.24%*

 *    Annualized.
 **   Not Annualized.
 *** Not Annualized. Calculation represents portfolio turnover of the Fund for the six months ending August 31, 2003.
 +    Computed using average shares outstanding throughout the period.
 (a) Total return would have been lower had certain expenses not been reimbursed during the period shown.

              See accompanying notes to the financial statements.             15

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Disciplined Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

      Throughout the six months ended August 31, 2003, the Fund had one class of shares outstanding: Class III. Effective June 30, 2003, the Fund also had Class IV shares outstanding. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2003.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2003, there were no open purchased option contracts.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives that are economically similar to swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2003, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

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--------------------------------------------------------------------------------
      investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      At February 28, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $1,686,686 expiring in 2011. The Fund has elected to defer to March 1, 2003 post-October capital losses of $1,388,413.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market

20
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--------------------------------------------------------------------------------
      value of the securities received. Divdends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

      GMO has entered into a binding agreement effective until at least
      June 30, 2004 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2003 was $609. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

                                                                              21
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--------------------------------------------------------------------------------

      As of August 31, 2003, a significant portion of the Fund's shares were held by accounts for which the Manager has investment discretion.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $42,677,821 and $19,912,375, respectively.

      At August 31, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $95,168,197      $10,658,051       $(3,229,146)      $7,428,905

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2003, 88.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

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--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                          August 31, 2003           Year Ended
                                                            (Unaudited)         February 28, 2003
                                                        --------------------  ----------------------
                                                        Shares     Amount      Shares      Amount
         Class III:                                     -------  -----------  ---------  -----------
         Shares sold                                    680,497  $14,257,000  1,412,193  $29,960,294
         Shares issued to shareholders in
           reinvestment of distributions                 10,487      221,581     51,473      969,993
         Shares repurchased                             (58,571)  (1,118,457)        --           --
                                                        -------  -----------  ---------  -----------
         Net increase                                   632,413  $13,360,124  1,463,666  $30,930,287
                                                        =======  ===========  =========  ===========

                                                                      Period from
                                                                     June 30, 2003
                                                                   (commencement of
                                                                      operations)
                                                                  through August 31,
                                                                         2003
                                                                      (Unaudited)
                                                                  -------------------
                                                                  Shares     Amount
         Class IV:                                                -------  ----------
         Shares sold                                              403,226  $8,500,000
         Shares issued to shareholders in
           reinvestment of distributions                            3,091      65,323
         Shares repurchased                                            --          --
                                                                  -------  ----------
         Net increase                                             406,317  $8,565,323
                                                                  =======  ==========

                                                                              23
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--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                 Net Unrealized
         Settlement                       Units                   Appreciation
            Date     Deliver/Receive   of Currency     Value     (Depreciation)
         ----------  ----------------  ------------  ----------  --------------

            Buys
          10/31/03   AUD                 1,457,195   $  937,478    $  48,589
          10/31/03   CAD                 1,511,513    1,086,496       28,365
           9/26/03   CHF                 5,804,365    4,146,729     (106,816)
           9/26/03   DKK                25,897,880    3,826,423       36,238
           9/26/03   EUR                 5,570,767    6,112,110      159,084
           9/26/03   GBP                   653,030    1,031,316       15,397
          10/31/03   HKD                17,549,693    2,250,120        2,104
          10/31/03   JPY               107,935,800      926,864       19,841
           9/26/03   NOK                11,099,340    1,478,865      (21,580)
          10/31/03   NZD                   852,723      488,920       20,800
           9/26/03   SEK                38,453,385    4,593,783      139,062
          10/31/03   SGD                 2,692,239    1,536,383       13,748
                                                                   ---------
                                                                   $ 354,832
                                                                   =========

           Sales
          10/31/03   CAD                 1,596,217   $1,147,383    $ (47,782)
           9/26/03   CHF                   859,990      614,390       15,742
           9/26/03   DKK                 7,204,010    1,064,396       35,604
           9/26/03   EUR                 5,319,299    5,836,205       65,626
           9/26/03   GBP                 3,548,804    5,604,546       10,613
          10/31/03   HKD                23,403,630    3,000,678       (3,371)
          10/31/03   JPY               650,356,600    5,584,727     (109,303)
          10/31/03   NZD                 1,176,019      674,286      (38,093)
           9/26/03   SEK                10,587,642    1,264,838      (48,987)
          10/31/03   SGD                 1,503,950      858,261       (7,931)
                                                                   ---------
                                                                   $(127,882)
                                                                   =========

24
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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Dollar
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

      FUTURES CONTRACTS

         Number of                                                    Net Unrealized
         Contracts      Type       Expiration Date    Contract Value   Appreciation
         ---------  ------------  ------------------  --------------  --------------
           Buys
               7    DAX           September 2003        $  670,638       $27,732
              21    FTSE 100      September 2003         1,385,969        33,389
              23    MSCI          September 2003           515,134         1,161
                                                                         -------
                                                                         $62,282
                                                                         =======

      At August 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

                                                                              25